UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond K6 Fund Fidelity® Total Bond K6 Fund : FTKFX

This annual shareholder report contains information about Fidelity® Total Bond K6 Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond K6 Fund	$ 31	0.30%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans, emerging markets debt and global bonds - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Total Bond K6 Fund	3.86%	0.55%	2.47%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.59%
A   From May 25, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$7,307,000,088
Number of Holdings	4,715
Total Advisory Fee	$19,653,658
Portfolio Turnover	228%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 57.4
AAA - 7.1
AA - 0.5
A - 6.7
BBB - 12.1
BB - 4.2
B - 5.4
CCC,CC,C - 1.7
D - 0.0
Not Rated - 7.0
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 36.7
Corporate Bonds - 22.0
U.S. Government Agency - Mortgage Securities - 20.7
Asset-Backed Securities - 8.6
CMOs and Other Mortgage Related Securities - 7.4
Bank Loan Obligations - 5.3
Foreign Government and Government Agency Obligations - 1.0
Preferred Securities - 0.3
Common Stocks - 0.1
Options - 0.1
Alternative Funds - 0.0
Preferred Stocks - 0.0
Other Investments - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.7
Grand Cayman (UK Overseas Ter) - 4.3
United Kingdom - 1.3
Mexico - 1.0
Bailiwick Of Jersey - 0.8
Ireland - 0.7
Germany - 0.7
Canada - 0.4
Switzerland - 0.4
Others - 2.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	25.7
US Treasury Bonds	11.0
Fannie Mae Mortgage pass-thru certificates	7.3
Ginnie Mae II Pool	5.5
Freddie Mac Gold Pool	4.3
Uniform Mortgage Backed Securities	2.7
JPMorgan Chase & Co	1.1
Petroleos Mexicanos	1.0
Fannie Mae Guaranteed REMIC	0.9
Wells Fargo & Co	0.8
60.3
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913652.101    2944-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity® Total Bond Fund : FTBFX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors"- including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Total Bond Fund	3.80%	0.50%	2.76%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$40,250,131,314
Number of Holdings	6,995
Total Advisory Fee	$110,493,793
Portfolio Turnover	211%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 54.4
AAA - 8.1
AA - 1.0
A - 7.7
BBB - 13.7
BB - 4.5
B - 5.5
CCC,CC,C - 1.4
D - 0.0
Not Rated - 6.1
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 34.3
Corporate Bonds - 24.5
U.S. Government Agency - Mortgage Securities - 20.1
Asset-Backed Securities - 8.9
CMOs and Other Mortgage Related Securities - 7.4
Bank Loan Obligations - 5.5
Foreign Government and Government Agency Obligations - 1.2
Preferred Securities - 0.4
Common Stocks - 0.1
Other Investments - 0.1
Options - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.9
Grand Cayman (UK Overseas Ter) - 5.0
United Kingdom - 1.4
Mexico - 1.3
Germany - 0.8
Ireland - 0.7
Bailiwick Of Jersey - 0.6
France - 0.6
Switzerland - 0.6
Others - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.5
US Treasury Bonds	10.8
Fannie Mae Mortgage pass-thru certificates	7.3
Ginnie Mae II Pool	5.2
Freddie Mac Gold Pool	4.5
Uniform Mortgage Backed Securities	2.2
JPMorgan Chase & Co	1.3
Petroleos Mexicanos	1.0
Morgan Stanley	0.9
Bank of America Corp	0.8
57.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913632.101    820-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class Z : FBKWX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors"- including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	3.99%	0.61%	2.87%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$40,250,131,314
Number of Holdings	6,995
Total Advisory Fee	$110,493,793
Portfolio Turnover	211%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 54.4
AAA - 8.1
AA - 1.0
A - 7.7
BBB - 13.7
BB - 4.5
B - 5.5
CCC,CC,C - 1.4
D - 0.0
Not Rated - 6.1
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 34.3
Corporate Bonds - 24.5
U.S. Government Agency - Mortgage Securities - 20.1
Asset-Backed Securities - 8.9
CMOs and Other Mortgage Related Securities - 7.4
Bank Loan Obligations - 5.5
Foreign Government and Government Agency Obligations - 1.2
Preferred Securities - 0.4
Common Stocks - 0.1
Other Investments - 0.1
Options - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.9
Grand Cayman (UK Overseas Ter) - 5.0
United Kingdom - 1.4
Mexico - 1.3
Germany - 0.8
Ireland - 0.7
Bailiwick Of Jersey - 0.6
France - 0.6
Switzerland - 0.6
Others - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.5
US Treasury Bonds	10.8
Fannie Mae Mortgage pass-thru certificates	7.3
Ginnie Mae II Pool	5.2
Freddie Mac Gold Pool	4.5
Uniform Mortgage Backed Securities	2.2
JPMorgan Chase & Co	1.3
Petroleos Mexicanos	1.0
Morgan Stanley	0.9
Bank of America Corp	0.8
57.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913631.101    2733-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class M : FEPTX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	0.75%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors"- including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	-0.55%	-0.60%	2.05%
Class M (without 4.00% sales charge)	3.60%	0.22%	2.46%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$40,250,131,314
Number of Holdings	6,995
Total Advisory Fee	$110,493,793
Portfolio Turnover	211%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 54.4
AAA - 8.1
AA - 1.0
A - 7.7
BBB - 13.7
BB - 4.5
B - 5.5
CCC,CC,C - 1.4
D - 0.0
Not Rated - 6.1
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 34.3
Corporate Bonds - 24.5
U.S. Government Agency - Mortgage Securities - 20.1
Asset-Backed Securities - 8.9
CMOs and Other Mortgage Related Securities - 7.4
Bank Loan Obligations - 5.5
Foreign Government and Government Agency Obligations - 1.2
Preferred Securities - 0.4
Common Stocks - 0.1
Other Investments - 0.1
Options - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.9
Grand Cayman (UK Overseas Ter) - 5.0
United Kingdom - 1.4
Mexico - 1.3
Germany - 0.8
Ireland - 0.7
Bailiwick Of Jersey - 0.6
France - 0.6
Switzerland - 0.6
Others - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.5
US Treasury Bonds	10.8
Fannie Mae Mortgage pass-thru certificates	7.3
Ginnie Mae II Pool	5.2
Freddie Mac Gold Pool	4.5
Uniform Mortgage Backed Securities	2.2
JPMorgan Chase & Co	1.3
Petroleos Mexicanos	1.0
Morgan Stanley	0.9
Bank of America Corp	0.8
57.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913629.101    1344-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class I : FEPIX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.50%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors"- including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	3.85%	0.47%	2.72%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$40,250,131,314
Number of Holdings	6,995
Total Advisory Fee	$110,493,793
Portfolio Turnover	211%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 54.4
AAA - 8.1
AA - 1.0
A - 7.7
BBB - 13.7
BB - 4.5
B - 5.5
CCC,CC,C - 1.4
D - 0.0
Not Rated - 6.1
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 34.3
Corporate Bonds - 24.5
U.S. Government Agency - Mortgage Securities - 20.1
Asset-Backed Securities - 8.9
CMOs and Other Mortgage Related Securities - 7.4
Bank Loan Obligations - 5.5
Foreign Government and Government Agency Obligations - 1.2
Preferred Securities - 0.4
Common Stocks - 0.1
Other Investments - 0.1
Options - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.9
Grand Cayman (UK Overseas Ter) - 5.0
United Kingdom - 1.4
Mexico - 1.3
Germany - 0.8
Ireland - 0.7
Bailiwick Of Jersey - 0.6
France - 0.6
Switzerland - 0.6
Others - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.5
US Treasury Bonds	10.8
Fannie Mae Mortgage pass-thru certificates	7.3
Ginnie Mae II Pool	5.2
Freddie Mac Gold Pool	4.5
Uniform Mortgage Backed Securities	2.2
JPMorgan Chase & Co	1.3
Petroleos Mexicanos	1.0
Morgan Stanley	0.9
Bank of America Corp	0.8
57.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913630.101    1345-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class C : FCEPX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 153	1.51%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors"- including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	1.82%	-0.56%	1.84%
Class C	2.81%	-0.56%	1.84%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$40,250,131,314
Number of Holdings	6,995
Total Advisory Fee	$110,493,793
Portfolio Turnover	211%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 54.4
AAA - 8.1
AA - 1.0
A - 7.7
BBB - 13.7
BB - 4.5
B - 5.5
CCC,CC,C - 1.4
D - 0.0
Not Rated - 6.1
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 34.3
Corporate Bonds - 24.5
U.S. Government Agency - Mortgage Securities - 20.1
Asset-Backed Securities - 8.9
CMOs and Other Mortgage Related Securities - 7.4
Bank Loan Obligations - 5.5
Foreign Government and Government Agency Obligations - 1.2
Preferred Securities - 0.4
Common Stocks - 0.1
Other Investments - 0.1
Options - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.9
Grand Cayman (UK Overseas Ter) - 5.0
United Kingdom - 1.4
Mexico - 1.3
Germany - 0.8
Ireland - 0.7
Bailiwick Of Jersey - 0.6
France - 0.6
Switzerland - 0.6
Others - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.5
US Treasury Bonds	10.8
Fannie Mae Mortgage pass-thru certificates	7.3
Ginnie Mae II Pool	5.2
Freddie Mac Gold Pool	4.5
Uniform Mortgage Backed Securities	2.2
JPMorgan Chase & Co	1.3
Petroleos Mexicanos	1.0
Morgan Stanley	0.9
Bank of America Corp	0.8
57.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913628.101    1343-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class A : FEPAX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.75%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors"- including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	-0.55%	-0.59%	2.05%
Class A (without 4.00% sales charge)	3.60%	0.22%	2.47%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$40,250,131,314
Number of Holdings	6,995
Total Advisory Fee	$110,493,793
Portfolio Turnover	211%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 54.4
AAA - 8.1
AA - 1.0
A - 7.7
BBB - 13.7
BB - 4.5
B - 5.5
CCC,CC,C - 1.4
D - 0.0
Not Rated - 6.1
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 34.3
Corporate Bonds - 24.5
U.S. Government Agency - Mortgage Securities - 20.1
Asset-Backed Securities - 8.9
CMOs and Other Mortgage Related Securities - 7.4
Bank Loan Obligations - 5.5
Foreign Government and Government Agency Obligations - 1.2
Preferred Securities - 0.4
Common Stocks - 0.1
Other Investments - 0.1
Options - 0.0
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.9
Grand Cayman (UK Overseas Ter) - 5.0
United Kingdom - 1.4
Mexico - 1.3
Germany - 0.8
Ireland - 0.7
Bailiwick Of Jersey - 0.6
France - 0.6
Switzerland - 0.6
Others - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.5
US Treasury Bonds	10.8
Fannie Mae Mortgage pass-thru certificates	7.3
Ginnie Mae II Pool	5.2
Freddie Mac Gold Pool	4.5
Uniform Mortgage Backed Securities	2.2
JPMorgan Chase & Co	1.3
Petroleos Mexicanos	1.0
Morgan Stanley	0.9
Bank of America Corp	0.8
57.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913627.101    1341-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Series Government Bond Index Fund Fidelity® Series Government Bond Index Fund : FHNFX

This annual shareholder report contains information about Fidelity® Series Government Bond Index Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. government bonds advanced for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 17, 2018 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Government Bond Index Fund	2.46%	-1.34%	1.38%
Bloomberg U.S. Government Bond Index	2.44%	-1.41%	1.37%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.82%
A   From August 17, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,401,265,413
Number of Holdings	256
Total Advisory Fee	$0
Portfolio Turnover	23%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	7.2
1 - 1.99%	15.9
2 - 2.99%	12.0
3 - 3.99%	26.5
4 - 4.99%	34.6
5 - 5.99%	1.8
6 - 6.99%	0.7
7 - 7.99%	0.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 97.8
U.S. Government Agency Obligations - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	76.4
US Treasury Bonds	21.4
Fannie Mae	0.3
Federal Farm Credit Banks Funding Corp	0.3
Tennessee Valley Authority	0.2
Federal Home Loan Bank	0.2
Freddie Mac Non Gold Pool	0.0
98.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913659.101    3221-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Intermediate Government Income Fund Fidelity® Intermediate Government Income Fund : FSTGX

This annual shareholder report contains information about Fidelity® Intermediate Government Income Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Government Income Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's underweight in agency debentures detracted versus the Bloomberg Intermediate Government Bond Index the past 12 months.
•Positioning among conventional mortgage-backed securities with a coupon of 3.5% to 5% also hurt.
•In contrast, out-of-benchmark exposure to government agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Timely decisions regarding the fund's duration (interest rate) positioning also helped for the 12 months.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Intermediate Government Income Fund	3.78%	-0.16%	1.24%
Bloomberg U.S. Intermediate Government Bond Index	4.24%	0.32%	1.60%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$491,678,042
Number of Holdings	194
Total Advisory Fee	$1,355,766
Portfolio Turnover	135%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	2.3
1 - 1.99%	14.3
2 - 2.99%	13.4
3 - 3.99%	19.4
4 - 4.99%	41.1
5 - 5.99%	2.4
6 - 6.99%	1.8

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 77.5
CMOs and Other Mortgage Related Securities - 14.0
U.S. Government Agency - Mortgage Securities - 3.2
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	76.6
Freddie Mac Multifamily Structured pass-thru certificates	12.6
Fannie Mae Mortgage pass-thru certificates	1.5
Fannie Mae Guaranteed REMIC	0.9
US Treasury Bonds	0.9
Ginnie Mae II Pool	0.9
Freddie Mac Gold Pool	0.7
Uniform Mortgage Backed Securities	0.4
Ginnie Mae I Pool	0.2
Freddie Mac Non Gold Pool	0.0
94.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913625.101    452-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Government Income Fund Fidelity® Government Income Fund : FGOVX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Income Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's overweight in MBS made up of 20+ year mortgages detracted versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index the past 12 months.
•An underweight in agency debentures also hurt.
•In contrast, out-of-benchmark exposure to government agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Non-benchmark exposure to agency collateralized mortgage obligation floaters also helped for the 12 months,
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Government Income Fund	2.31%	-1.40%	0.99%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	2.67%	-1.15%	1.24%
Bloomberg U.S. Government Bond Index	2.44%	-1.41%	1.20%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,700,857,275
Number of Holdings	1,848
Total Advisory Fee	$5,341,139
Portfolio Turnover	279%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	6.1
2 - 2.99%	27.5
3 - 3.99%	28.7
4 - 4.99%	21.1
5 - 5.99%	5.9
6 - 6.99%	6.0
7 - 7.99%	0.0
8 - 8.99%	0.0
12 - 12.99%	0.0
13 - 13.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 50.8
U.S. Government Agency - Mortgage Securities - 22.4
CMOs and Other Mortgage Related Securities - 21.8
U.S. Government Agency Obligations - 0.3
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
Freddie Mac Multifamily Structured pass-thru certificates	16.8
US Treasury Bonds	16.5
Fannie Mae Mortgage pass-thru certificates	11.0
Freddie Mac Gold Pool	7.9
Ginnie Mae II Pool	4.6
Fannie Mae Guaranteed REMIC	2.2
Ginnie Mae I Pool	1.7
Freddie Mac Non Gold Pool	1.0
Ginnie Mae REMIC pass-thru certificates	0.9
96.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913603.101    54-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class Z : FIKPX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's overweight in MBS made up of 20+ year mortgages detracted versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index the past 12 months.
•An underweight in agency debentures also hurt.
•In contrast, out-of-benchmark exposure to government agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Non-benchmark exposure to agency collateralized mortgage obligation floaters also helped for the 12 months,
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	2.41%	-1.33%	1.32%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	2.67%	-1.15%	1.49%
Bloomberg U.S. Government Bond Index	2.44%	-1.41%	1.50%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.93%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,700,857,275
Number of Holdings	1,848
Total Advisory Fee	$5,341,139
Portfolio Turnover	279%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	6.1
2 - 2.99%	27.5
3 - 3.99%	28.7
4 - 4.99%	21.1
5 - 5.99%	5.9
6 - 6.99%	6.0
7 - 7.99%	0.0
8 - 8.99%	0.0
12 - 12.99%	0.0
13 - 13.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 50.8
U.S. Government Agency - Mortgage Securities - 22.4
CMOs and Other Mortgage Related Securities - 21.8
U.S. Government Agency Obligations - 0.3
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
Freddie Mac Multifamily Structured pass-thru certificates	16.8
US Treasury Bonds	16.5
Fannie Mae Mortgage pass-thru certificates	11.0
Freddie Mac Gold Pool	7.9
Ginnie Mae II Pool	4.6
Fannie Mae Guaranteed REMIC	2.2
Ginnie Mae I Pool	1.7
Freddie Mac Non Gold Pool	1.0
Ginnie Mae REMIC pass-thru certificates	0.9
96.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913602.101    3305-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class M : FVITX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 77	0.76%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's overweight in MBS made up of 20+ year mortgages detracted versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index the past 12 months.
•An underweight in agency debentures also hurt.
•In contrast, out-of-benchmark exposure to government agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Non-benchmark exposure to agency collateralized mortgage obligation floaters also helped for the 12 months,
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	-2.08%	-2.50%	0.27%
Class M (without 4.00% sales charge)	2.00%	-1.70%	0.68%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	2.67%	-1.15%	1.24%
Bloomberg U.S. Government Bond Index	2.44%	-1.41%	1.20%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,700,857,275
Number of Holdings	1,848
Total Advisory Fee	$5,341,139
Portfolio Turnover	279%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	6.1
2 - 2.99%	27.5
3 - 3.99%	28.7
4 - 4.99%	21.1
5 - 5.99%	5.9
6 - 6.99%	6.0
7 - 7.99%	0.0
8 - 8.99%	0.0
12 - 12.99%	0.0
13 - 13.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 50.8
U.S. Government Agency - Mortgage Securities - 22.4
CMOs and Other Mortgage Related Securities - 21.8
U.S. Government Agency Obligations - 0.3
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
Freddie Mac Multifamily Structured pass-thru certificates	16.8
US Treasury Bonds	16.5
Fannie Mae Mortgage pass-thru certificates	11.0
Freddie Mac Gold Pool	7.9
Ginnie Mae II Pool	4.6
Fannie Mae Guaranteed REMIC	2.2
Ginnie Mae I Pool	1.7
Freddie Mac Non Gold Pool	1.0
Ginnie Mae REMIC pass-thru certificates	0.9
96.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913600.101    1758-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class I : FVIIX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's overweight in MBS made up of 20+ year mortgages detracted versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index the past 12 months.
•An underweight in agency debentures also hurt.
•In contrast, out-of-benchmark exposure to government agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Non-benchmark exposure to agency collateralized mortgage obligation floaters also helped for the 12 months,
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	2.27%	-1.44%	0.95%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	2.67%	-1.15%	1.24%
Bloomberg U.S. Government Bond Index	2.44%	-1.41%	1.20%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,700,857,275
Number of Holdings	1,848
Total Advisory Fee	$5,341,139
Portfolio Turnover	279%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	6.1
2 - 2.99%	27.5
3 - 3.99%	28.7
4 - 4.99%	21.1
5 - 5.99%	5.9
6 - 6.99%	6.0
7 - 7.99%	0.0
8 - 8.99%	0.0
12 - 12.99%	0.0
13 - 13.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 50.8
U.S. Government Agency - Mortgage Securities - 22.4
CMOs and Other Mortgage Related Securities - 21.8
U.S. Government Agency Obligations - 0.3
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
Freddie Mac Multifamily Structured pass-thru certificates	16.8
US Treasury Bonds	16.5
Fannie Mae Mortgage pass-thru certificates	11.0
Freddie Mac Gold Pool	7.9
Ginnie Mae II Pool	4.6
Fannie Mae Guaranteed REMIC	2.2
Ginnie Mae I Pool	1.7
Freddie Mac Non Gold Pool	1.0
Ginnie Mae REMIC pass-thru certificates	0.9
96.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913601.101    1759-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class C : FVICX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 156	1.55%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's overweight in MBS made up of 20+ year mortgages detracted versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index the past 12 months.
•An underweight in agency debentures also hurt.
•In contrast, out-of-benchmark exposure to government agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Non-benchmark exposure to agency collateralized mortgage obligation floaters also helped for the 12 months,
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	0.21%	-2.46%	0.06%
Class C	1.20%	-2.46%	0.06%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	2.67%	-1.15%	1.24%
Bloomberg U.S. Government Bond Index	2.44%	-1.41%	1.20%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,700,857,275
Number of Holdings	1,848
Total Advisory Fee	$5,341,139
Portfolio Turnover	279%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	6.1
2 - 2.99%	27.5
3 - 3.99%	28.7
4 - 4.99%	21.1
5 - 5.99%	5.9
6 - 6.99%	6.0
7 - 7.99%	0.0
8 - 8.99%	0.0
12 - 12.99%	0.0
13 - 13.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 50.8
U.S. Government Agency - Mortgage Securities - 22.4
CMOs and Other Mortgage Related Securities - 21.8
U.S. Government Agency Obligations - 0.3
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
Freddie Mac Multifamily Structured pass-thru certificates	16.8
US Treasury Bonds	16.5
Fannie Mae Mortgage pass-thru certificates	11.0
Freddie Mac Gold Pool	7.9
Ginnie Mae II Pool	4.6
Fannie Mae Guaranteed REMIC	2.2
Ginnie Mae I Pool	1.7
Freddie Mac Non Gold Pool	1.0
Ginnie Mae REMIC pass-thru certificates	0.9
96.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913599.101    1757-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class A : FVIAX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.79%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's overweight in MBS made up of 20+ year mortgages detracted versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index the past 12 months.
•An underweight in agency debentures also hurt.
•In contrast, out-of-benchmark exposure to government agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Non-benchmark exposure to agency collateralized mortgage obligation floaters also helped for the 12 months,
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	-2.11%	-2.52%	0.26%
Class A (without 4.00% sales charge)	1.97%	-1.72%	0.67%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	2.67%	-1.15%	1.24%
Bloomberg U.S. Government Bond Index	2.44%	-1.41%	1.20%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,700,857,275
Number of Holdings	1,848
Total Advisory Fee	$5,341,139
Portfolio Turnover	279%
What did the Fund invest in?
(as of August 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	6.1
2 - 2.99%	27.5
3 - 3.99%	28.7
4 - 4.99%	21.1
5 - 5.99%	5.9
6 - 6.99%	6.0
7 - 7.99%	0.0
8 - 8.99%	0.0
12 - 12.99%	0.0
13 - 13.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 50.8
U.S. Government Agency - Mortgage Securities - 22.4
CMOs and Other Mortgage Related Securities - 21.8
U.S. Government Agency Obligations - 0.3
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
Freddie Mac Multifamily Structured pass-thru certificates	16.8
US Treasury Bonds	16.5
Fannie Mae Mortgage pass-thru certificates	11.0
Freddie Mac Gold Pool	7.9
Ginnie Mae II Pool	4.6
Fannie Mae Guaranteed REMIC	2.2
Ginnie Mae I Pool	1.7
Freddie Mac Non Gold Pool	1.0
Ginnie Mae REMIC pass-thru certificates	0.9
96.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913598.101    1755-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Environmental Bond Fund Fidelity® Environmental Bond Fund : FFEBX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environmental Bond Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, yield curve positioning was a small detractor from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, while sector and security selection were positive contributors.
•In terms of sector positioning, underweight positions in the energy and capital goods sectors detracted.
•In contrast, overweights in banks, REITs and utilities helped, as did an underweight in U.S. Treasurys.
•On an individual security basis, holdings in ZF, a European auto parts manufacturer, and Charter Communications detracted most. Not owning Boeing also dragged on relative performance.
•Conversely, top contributors included U.S. REIT Hudson Pacific Properties, European utility RWE and U.S. renewable developer AES.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Environmental Bond Fund	3.06%	-0.72%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	4.62%	0.33%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.49%
A   From June 15, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,490,167
Number of Holdings	229
Total Advisory Fee	$145,387
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.6
AAA - 0.6
AA - 2.3
A - 11.5
BBB - 20.0
BB - 2.6
Not Rated - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.5
Corporate Bonds - 35.5
U.S. Government Agency - Mortgage Securities - 12.7
CMOs and Other Mortgage Related Securities - 1.9
Foreign Government and Government Agency Obligations - 0.7
Asset-Backed Securities - 0.6
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.0
United Kingdom - 2.5
Germany - 2.2
Italy - 1.5
Ireland - 1.4
Netherlands - 1.1
Luxembourg - 1.0
Japan - 0.6
Canada - 0.6
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.4
US Treasury Bonds	12.1
Freddie Mac Gold Pool	6.2
Fannie Mae Mortgage pass-thru certificates	5.9
Freddie Mac Multifamily Structured pass-thru certificates	1.7
PNC Financial Services Group Inc/The	1.5
Verizon Communications Inc	1.3
US Treasury Bill	1.0
UDR Inc	0.9
Enel Finance International NV	0.9
61.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913670.101    6379-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class Z : FEBGX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, yield curve positioning was a small detractor from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, while sector and security selection were positive contributors.
•In terms of sector positioning, underweight positions in the energy and capital goods sectors detracted.
•In contrast, overweights in banks, REITs and utilities helped, as did an underweight in U.S. Treasurys.
•On an individual security basis, holdings in ZF, a European auto parts manufacturer, and Charter Communications detracted most. Not owning Boeing also dragged on relative performance.
•Conversely, top contributors included U.S. REIT Hudson Pacific Properties, European utility RWE and U.S. renewable developer AES.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	3.15%	-0.63%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	4.62%	0.33%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.49%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,490,167
Number of Holdings	229
Total Advisory Fee	$145,387
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.6
AAA - 0.6
AA - 2.3
A - 11.5
BBB - 20.0
BB - 2.6
Not Rated - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.5
Corporate Bonds - 35.5
U.S. Government Agency - Mortgage Securities - 12.7
CMOs and Other Mortgage Related Securities - 1.9
Foreign Government and Government Agency Obligations - 0.7
Asset-Backed Securities - 0.6
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.0
United Kingdom - 2.5
Germany - 2.2
Italy - 1.5
Ireland - 1.4
Netherlands - 1.1
Luxembourg - 1.0
Japan - 0.6
Canada - 0.6
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.4
US Treasury Bonds	12.1
Freddie Mac Gold Pool	6.2
Fannie Mae Mortgage pass-thru certificates	5.9
Freddie Mac Multifamily Structured pass-thru certificates	1.7
PNC Financial Services Group Inc/The	1.5
Verizon Communications Inc	1.3
US Treasury Bill	1.0
UDR Inc	0.9
Enel Finance International NV	0.9
61.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913675.101    6384-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class M : FEBEX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	0.67%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, yield curve positioning was a small detractor from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, while sector and security selection were positive contributors.
•In terms of sector positioning, underweight positions in the energy and capital goods sectors detracted.
•In contrast, overweights in banks, REITs and utilities helped, as did an underweight in U.S. Treasurys.
•On an individual security basis, holdings in ZF, a European auto parts manufacturer, and Charter Communications detracted most. Not owning Boeing also dragged on relative performance.
•Conversely, top contributors included U.S. REIT Hudson Pacific Properties, European utility RWE and U.S. renewable developer AES.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 4.00% sales charge)	-1.28%	-1.90%
Class M (without 4.00% sales charge)	2.84%	-0.94%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	4.62%	0.33%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.49%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,490,167
Number of Holdings	229
Total Advisory Fee	$145,387
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.6
AAA - 0.6
AA - 2.3
A - 11.5
BBB - 20.0
BB - 2.6
Not Rated - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.5
Corporate Bonds - 35.5
U.S. Government Agency - Mortgage Securities - 12.7
CMOs and Other Mortgage Related Securities - 1.9
Foreign Government and Government Agency Obligations - 0.7
Asset-Backed Securities - 0.6
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.0
United Kingdom - 2.5
Germany - 2.2
Italy - 1.5
Ireland - 1.4
Netherlands - 1.1
Luxembourg - 1.0
Japan - 0.6
Canada - 0.6
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.4
US Treasury Bonds	12.1
Freddie Mac Gold Pool	6.2
Fannie Mae Mortgage pass-thru certificates	5.9
Freddie Mac Multifamily Structured pass-thru certificates	1.7
PNC Financial Services Group Inc/The	1.5
Verizon Communications Inc	1.3
US Treasury Bill	1.0
UDR Inc	0.9
Enel Finance International NV	0.9
61.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913673.101    6382-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class I : FEBFX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, yield curve positioning was a small detractor from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, while sector and security selection were positive contributors.
•In terms of sector positioning, underweight positions in the energy and capital goods sectors detracted.
•In contrast, overweights in banks, REITs and utilities helped, as did an underweight in U.S. Treasurys.
•On an individual security basis, holdings in ZF, a European auto parts manufacturer, and Charter Communications detracted most. Not owning Boeing also dragged on relative performance.
•Conversely, top contributors included U.S. REIT Hudson Pacific Properties, European utility RWE and U.S. renewable developer AES.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	3.06%	-0.73%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	4.62%	0.33%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.49%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,490,167
Number of Holdings	229
Total Advisory Fee	$145,387
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.6
AAA - 0.6
AA - 2.3
A - 11.5
BBB - 20.0
BB - 2.6
Not Rated - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.5
Corporate Bonds - 35.5
U.S. Government Agency - Mortgage Securities - 12.7
CMOs and Other Mortgage Related Securities - 1.9
Foreign Government and Government Agency Obligations - 0.7
Asset-Backed Securities - 0.6
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.0
United Kingdom - 2.5
Germany - 2.2
Italy - 1.5
Ireland - 1.4
Netherlands - 1.1
Luxembourg - 1.0
Japan - 0.6
Canada - 0.6
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.4
US Treasury Bonds	12.1
Freddie Mac Gold Pool	6.2
Fannie Mae Mortgage pass-thru certificates	5.9
Freddie Mac Multifamily Structured pass-thru certificates	1.7
PNC Financial Services Group Inc/The	1.5
Verizon Communications Inc	1.3
US Treasury Bill	1.0
UDR Inc	0.9
Enel Finance International NV	0.9
61.9
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913674.101    6383-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class C : FEBDX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 145	1.44%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, yield curve positioning was a small detractor from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, while sector and security selection were positive contributors.
•In terms of sector positioning, underweight positions in the energy and capital goods sectors detracted.
•In contrast, overweights in banks, REITs and utilities helped, as did an underweight in U.S. Treasurys.
•On an individual security basis, holdings in ZF, a European auto parts manufacturer, and Charter Communications detracted most. Not owning Boeing also dragged on relative performance.
•Conversely, top contributors included U.S. REIT Hudson Pacific Properties, European utility RWE and U.S. renewable developer AES.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	0.94%	-1.69%
Class C	1.93%	-1.69%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	4.62%	0.33%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.49%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,490,167
Number of Holdings	229
Total Advisory Fee	$145,387
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.6
AAA - 0.6
AA - 2.3
A - 11.5
BBB - 20.0
BB - 2.6
Not Rated - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.5
Corporate Bonds - 35.5
U.S. Government Agency - Mortgage Securities - 12.7
CMOs and Other Mortgage Related Securities - 1.9
Foreign Government and Government Agency Obligations - 0.7
Asset-Backed Securities - 0.6
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.0
United Kingdom - 2.5
Germany - 2.2
Italy - 1.5
Ireland - 1.4
Netherlands - 1.1
Luxembourg - 1.0
Japan - 0.6
Canada - 0.6
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.4
US Treasury Bonds	12.1
Freddie Mac Gold Pool	6.2
Fannie Mae Mortgage pass-thru certificates	5.9
Freddie Mac Multifamily Structured pass-thru certificates	1.7
PNC Financial Services Group Inc/The	1.5
Verizon Communications Inc	1.3
US Treasury Bill	1.0
UDR Inc	0.9
Enel Finance International NV	0.9
61.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913672.101    6381-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class A : FEBBX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.69%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, yield curve positioning was a small detractor from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, while sector and security selection were positive contributors.
•In terms of sector positioning, underweight positions in the energy and capital goods sectors detracted.
•In contrast, overweights in banks, REITs and utilities helped, as did an underweight in U.S. Treasurys.
•On an individual security basis, holdings in ZF, a European auto parts manufacturer, and Charter Communications detracted most. Not owning Boeing also dragged on relative performance.
•Conversely, top contributors included U.S. REIT Hudson Pacific Properties, European utility RWE and U.S. renewable developer AES.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 4.00% sales charge)	-1.30%	-1.91%
Class A (without 4.00% sales charge)	2.81%	-0.96%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	4.62%	0.33%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.49%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,490,167
Number of Holdings	229
Total Advisory Fee	$145,387
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.6
AAA - 0.6
AA - 2.3
A - 11.5
BBB - 20.0
BB - 2.6
Not Rated - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.5
Corporate Bonds - 35.5
U.S. Government Agency - Mortgage Securities - 12.7
CMOs and Other Mortgage Related Securities - 1.9
Foreign Government and Government Agency Obligations - 0.7
Asset-Backed Securities - 0.6
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.0
United Kingdom - 2.5
Germany - 2.2
Italy - 1.5
Ireland - 1.4
Netherlands - 1.1
Luxembourg - 1.0
Japan - 0.6
Canada - 0.6
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.4
US Treasury Bonds	12.1
Freddie Mac Gold Pool	6.2
Fannie Mae Mortgage pass-thru certificates	5.9
Freddie Mac Multifamily Structured pass-thru certificates	1.7
PNC Financial Services Group Inc/The	1.5
Verizon Communications Inc	1.3
US Treasury Bill	1.0
UDR Inc	0.9
Enel Finance International NV	0.9
61.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913671.101    6380-TSRA-1025

Item 2.

Code of Ethics

As of the end of the period, August 31, 2025, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Total Bond K6 Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$75,700	$-	$6,700	$1,100

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$72,100	$-	$11,300	$1,700

A Amounts may reflect rounding

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Environmental Bond Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Series Government Bond Index Fund, and Fidelity Total Bond Fund (the “Funds”):

Services Billed by PwC

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Environmental Bond Fund	$79,300	$5,200	$8,200	$2,100
Fidelity Government Income Fund	$74,100	$5,000	$10,100	$2,000
Fidelity Intermediate Government Income Fund	$69,500	$4,700	$10,100	$1,900
Fidelity Series Government Bond Index Fund	$63,900	$4,400	$10,600	$1,800
Fidelity Total Bond Fund	$127,200	$8,200	$12,200	$3,400

August 31, 2024 FeesA

Audit Fees		Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Environmental Bond Fund	$76,300	$6,200	$7,900	$2,600
Fidelity Government Income Fund	$71,300	$5,900	$9,800	$2,500
Fidelity Intermediate Government Income Fund	$67,400	$5,600	$9,800	$2,400
Fidelity Series Government Bond Index Fund	$61,900	$5,300	$10,300	$2,300
Fidelity Total Bond Fund	$122,800	$9,700	$11,900	$4,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2025A	August 31, 2024A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	August 31, 2025A	August 31, 2024A
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2025A	August 31, 2024A
Deloitte Entities	$3,440,000	$4,961,500
PwC	$14,727,500	$15,104,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Total Bond K6 Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Total Bond K6 Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 8.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.682% 7/20/2037 (b)(c)(d)	3,344,966	3,357,172
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	1,293,000	1,297,507
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/19/2037 (b)(c)(d)	4,549,000	4,563,898
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5543% 7/18/2038 (b)(c)(d)	4,622,000	4,638,357
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	3,992,000	4,001,980
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.869% 4/23/2037 (b)(c)(d)	7,100,000	7,126,675
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.689% 7/18/2037 (b)(c)(d)	5,608,000	5,629,294
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6476% 1/15/2038 (b)(c)(d)	4,364,000	4,380,042
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (b)(c)(d)	250,000	251,763
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	175,000	176,525
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6655% 10/20/2037 (b)(c)(d)	4,039,000	4,050,329
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8355% 7/20/2037 (b)(c)(d)	2,253,000	2,261,282
Peebles Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/21/2037 (b)(c)(d)	18,000,000	18,059,293
TOTAL BAILIWICK OF JERSEY		59,794,117
BERMUDA - 0.1%
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.6276% 1/15/2037 (b)(c)(d)	7,000,000	7,020,916
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	331,144	335,543
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	855,963	866,535
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (c)	1,139,306	1,148,213
TOTAL CANADA		2,350,291
GRAND CAYMAN (UK OVERSEAS TER) - 4.3%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.742% 7/22/2037 (b)(c)(d)	1,558,000	1,563,196
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6624% 7/17/2037 (b)(c)(d)	3,208,000	3,220,563
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5771% 4/20/2034 (b)(c)(d)	2,222,000	2,222,609
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8178% 4/16/2037 (b)(c)(d)	2,803,000	2,812,090
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6577% 7/20/2038 (b)(c)(d)	2,681,000	2,690,257
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7655% 7/21/2037 (b)(c)(d)	4,615,000	4,628,227
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8255% 1/20/2035 (b)(c)(d)	150,000	149,987
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.7585% 7/20/2038 (b)(c)(d)	250,000	257,307
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)	3,193,000	3,207,825
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.6101% 4/25/2034 (b)(c)(d)	657,000	657,696
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.582% 10/22/2037 (b)(c)(d)	100,000	100,786
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6876% 10/15/2037 (b)(c)(d)	923,000	926,183
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5576% 4/15/2038 (b)(c)(d)	4,203,000	4,222,994
Ares LXXVI CLO Ltd Series 2025-76A Class A1, CME Term SOFR 3 month Index + 1.4%, 5.7262% 5/27/2038 (b)(c)(d)	8,962,000	9,003,924
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6492% 4/15/2034 (b)(c)(d)	3,233,000	3,236,178
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 1.29% 7/17/2038 (b)(c)(d)	6,275,000	6,275,000
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5776% 1/15/2038 (b)(c)(d)	860,000	861,449
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0755% 1/20/2037 (b)(c)(d)	2,868,000	2,877,140
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)	2,246,000	2,256,583
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.6001% 4/25/2034 (b)(c)(d)	1,437,000	1,439,403
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.5676% 7/15/2039 (b)(c)(d)	250,000	252,779
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	4,177,000	4,169,168
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6224% 1/17/2035 (b)(c)(d)	2,268,000	2,273,400
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 0% 10/20/2038 (b)(c)(d)(e)	4,386,000	4,386,000
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7092% 1/15/2035 (b)(c)(d)	1,049,000	1,050,925
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	150,000	150,547
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0755% 10/20/2037 (b)(c)(d)	100,000	100,764
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	2,890,000	2,897,696
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7285% 7/25/2037 (b)(c)(d)	3,813,000	3,825,320
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	150,000	151,568
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.5185% 1/25/2038 (b)(c)(d)	4,672,000	4,675,738
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2038 (b)(c)(d)	1,424,000	1,429,193
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6455% 4/20/2035 (b)(c)(d)	1,721,000	1,720,983
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)	11,690,000	11,725,958
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6371% 4/20/2034 (b)(c)(d)	1,199,000	1,199,556
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (b)(c)(d)	100,000	100,689
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 0% 10/15/2038 (b)(c)(d)	4,167,000	4,167,000
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.2695% 4/18/2035 (b)(c)(d)	4,585,000	4,584,785
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8676% 10/15/2036 (b)(c)(d)	150,000	151,251
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.4255% 7/20/2037 (b)(c)(d)	250,000	252,521
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.6255% 4/20/2035 (b)(c)(d)	2,199,000	2,199,325
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.859% 4/18/2037 (b)(c)(d)	2,761,000	2,769,277
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 7/15/2037 (b)(c)(d)	4,104,000	4,119,698
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.5952% 2/20/2035 (b)(c)(d)	1,503,000	1,503,917
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8524% 4/17/2037 (b)(c)(d)	3,479,000	3,489,402
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.7076% 10/15/2037 (b)(c)(d)	3,618,000	3,627,566
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 10/15/2037 (b)(c)(d)	2,414,000	2,420,018
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	4,206,000	4,203,418
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.5835% 5/20/2036 (b)(c)(d)	4,613,000	4,620,842
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6376% 7/15/2036 (b)(c)(d)	4,000,000	4,000,000
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 5.3326% 7/15/2036 (b)(c)(d)	4,000,000	4,000,000
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	4,147,000	4,166,814
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/19/2037 (b)(c)(d)	2,487,000	2,493,946
Flatiron Rr Clo 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 5.829% 10/18/2037 (b)(c)(d)	1,680,000	1,685,112
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	200,000	201,926
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (c)	591,291	575,007
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7236% 10/22/2034 (b)(c)(d)	960,000	960,686
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	2,354,000	2,360,685
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	2,979,000	2,978,809
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.932% 1/22/2037 (b)(c)(d)	7,328,000	7,346,401
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.7271% 4/19/2034 (b)(c)(d)	1,690,000	1,691,845
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6936% 1/22/2035 (b)(c)(d)	1,290,000	1,289,997
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8285% 4/25/2037 (b)(c)(d)	2,929,000	2,938,420
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	1,325,000	1,326,240
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6385% 7/25/2038 (b)(c)(d)	4,137,000	4,149,742
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6685% 10/25/2037 (b)(c)(d)	1,565,000	1,569,199
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	2,889,000	2,889,867
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.6085% 1/25/2038 (b)(c)(d)	2,342,000	2,347,625
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.6071% 4/20/2034 (b)(c)(d)	1,158,000	1,158,636
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.7101% 1/25/2035 (b)(c)(d)	1,132,000	1,135,372
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6676% 7/15/2037 (b)(c)(d)	2,024,000	2,029,947
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4685% 1/25/2038 (b)(c)(d)	4,068,000	4,069,761
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.5576% 1/15/2038 (b)(c)(d)	4,963,000	4,967,452
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	4,916,000	4,925,104
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.729% 7/18/2038 (b)(c)(d)	2,803,000	2,810,641
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2037 (b)(c)(d)	5,028,000	5,039,011
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8755% 7/20/2037 (b)(c)(d)	200,000	200,939
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	4,354,000	4,363,579
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.622% 1/22/2038 (b)(c)(d)	4,267,000	4,280,893
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.5555% 4/20/2038 (b)(c)(d)	2,763,000	2,767,145
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6555% 10/20/2037 (b)(c)(d)	3,402,000	3,410,155
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/20/2037 (b)(c)(d)	3,375,000	3,384,602
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9755% 4/20/2037 (b)(c)(d)	250,000	250,644
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.3435% 2/20/2038 (b)(c)(d)	3,615,000	3,613,916
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.649% 1/18/2038 (b)(c)(d)	1,569,000	1,572,852
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.9255% 10/20/2037 (b)(c)(d)	100,000	100,802
Palmer Square Clo Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.35%, 5.6727% 7/20/2038 (b)(c)(d)	7,667,000	7,697,699
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (b)(c)(d)	100,000	100,959
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (b)(c)(d)	500,000	504,292
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	4,158,000	4,158,940
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	2,030,683	2,033,120
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (b)(c)(d)	250,000	247,693
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.0114% 2/15/2033 (b)(c)(d)	4,286,994	4,273,499
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7171% 10/20/2034 (b)(c)(d)	1,254,000	1,254,000
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 0% 10/20/2038 (b)(c)(d)	9,800,000	9,800,000
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (c)	637,534	617,114
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	17,800,000	17,847,882
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (b)(c)(d)	125,000	126,760
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6676% 10/15/2039 (b)(c)(d)	2,003,000	2,010,011
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.6576% 1/15/2037 (b)(c)(d)	1,862,000	1,864,458
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5639% 7/17/2038 (b)(c)(d)	2,685,000	2,687,696
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 0% 10/17/2038 (b)(c)(d)	4,169,000	4,169,000
Sixth Street Clo Xviii Ltd Series 2025-18A Class A2R, CME Term SOFR 3 month Index + 1.5%, 0% 10/17/2038 (b)(c)(d)	6,838,000	6,838,000
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5829% 7/17/2038 (b)(c)(d)	3,415,000	3,426,550
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	2,102,000	2,109,706
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2033 (b)(c)(d)	1,436,304	1,436,796
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(d)	310,529	309,837
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (c)	691,259	670,985
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.1255% 1/20/2037 (b)(c)(d)	2,007,000	2,012,658
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	2,051,000	2,059,050
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	1,595,000	1,598,161
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		309,737,339
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (c)	1,574,507	1,598,241
MULTI-NATIONAL - 0.1%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)	1,188,000	1,188,160
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8185% 7/27/2037 (b)(c)(d)	2,845,000	2,854,429
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 1/20/2038 (b)(c)(d)	2,695,000	2,699,158
TOTAL MULTI-NATIONAL		6,741,747
UNITED STATES - 3.3%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (c)	2,028,077	2,101,790
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (c)	1,926,065	1,996,070
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (c)	2,366,245	2,425,049
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (c)	133,305	131,972
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (c)	46,443	45,287
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)	4,564,528	4,366,539
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (c)	1,665,557	1,568,300
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (c)	922,670	940,966
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (c)	600,000	603,062
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (c)	3,285,237	3,367,455
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (c)	123,961	121,971
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (c)	61,911	59,663
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (c)	2,500,000	2,521,583
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (c)	532,867	536,837
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (c)	1,287,014	1,299,445
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (c)	1,440,950	1,446,335
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (c)	1,100,000	1,108,805
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (c)	1,521,326	1,433,897
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (c)	1,000,000	1,006,519
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	500,000	504,256
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	2,530,000	2,539,511
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	232,963	233,709
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	471,000	476,052
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	2,845,713	2,847,127
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (c)	91,166	88,740
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (c)	370,897	357,058
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (c)	488,890	429,001
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (c)	36,210	35,994
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (c)	1,120,000	1,124,639
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (c)	500,000	503,693
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (c)	23,219	23,190
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (c)	570,000	587,068
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)	3,015,500	2,971,656
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (c)	6,086,500	6,022,410
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (c)	9,148,563	8,089,626
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (c)	3,187,800	3,088,716
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (c)	8,417,063	7,871,628
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (c)	800,000	807,764
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (c)	4,015,000	4,021,799
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (c)	5,650,000	5,702,069
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (c)	111	111
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)	421,000	425,879
Dllad LLC Series 2025-1A Class A3, 4.42% 9/20/2030 (c)	1,000,000	1,008,434
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (c)	537,012	538,997
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (c)	2,880,400	2,868,310
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (c)	2,321,280	2,231,894
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (c)	5,699,823	5,384,314
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (c)	13,225,028	12,092,682
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.8276% 7/15/2037 (b)(c)(d)	2,790,000	2,798,560
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (c)	3,005,000	3,005,184
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (c)	608,229	609,843
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (c)	900,000	912,709
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (c)	905,405	909,899
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	2,770,000	2,782,985
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	585,131	586,860
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	540,000	544,517
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	455,000	457,447
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (c)	9,845,000	9,890,448
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (c)	5,576,337	5,698,775
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	133,818	133,986
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	3,040,000	3,081,076
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4985% 1/25/2038 (b)(c)(d)	3,772,000	3,770,114
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (c)	666,197	647,031
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (c)	700,000	705,032
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,629,000	1,644,370
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)	5,079,475	5,177,291
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (c)	2,580,000	2,624,407
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	1,500,000	1,501,019
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (c)	1,331,752	1,333,098
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (c)	394,982	397,675
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (c)	1,350,846	1,361,231
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (c)	100,000	101,413
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (c)	4,200,000	4,260,774
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (c)	3,900,000	3,828,170
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (c)	3,820,000	3,824,566
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (c)	2,275,000	2,288,995
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (c)	533,509	546,453
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)	914,760	879,179
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)	1,260,653	1,234,144
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (c)	1,455,120	1,355,601
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (c)	1,200,000	1,208,148
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.7953% 7/25/2054 (b)(c)(d)	995,151	993,114
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)	429,068	422,421
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (c)	1,398,025	1,399,283
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (c)	2,192,425	2,198,435
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-1A Class B, 5.75% 9/15/2048 (c)	250,000	246,390
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (c)	105,000	105,853
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (c)	647,072	618,077
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (c)	127,251	116,824
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (c)	498,000	492,325
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (c)	381,000	362,426
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (c)	2,826,811	2,903,982
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (c)	2,474,337	2,482,551
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	8,389,603	8,632,153
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	9,061,525	9,202,981
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	5,761,463	5,897,438
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	4,385,858	4,355,886
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	4,573,440	4,570,330
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	2,162,658	2,165,081
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (c)	750,000	788,035
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (c)	336,125	336,977
Towd PT Mtg Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (c)	2,260,090	2,233,932
Toyota Auto Loan Extended Note Trust 2025-1a Series 2025-1A Class A, 4.65% 5/25/2038 (c)	1,100,000	1,122,568
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (c)	356,022	356,251
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (c)	400,000	402,320
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (c)	1,500,000	1,541,919
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (c)	693,000	723,182
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (c)	800,000	800,972
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (c)	3,431,063	3,483,050
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (c)	731,721	736,913
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (c)	2,806,700	2,828,624
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (c)	5,100,000	5,138,882
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (c)	586,054	607,857
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	421,827	424,234
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	1,474,104	1,474,590
TOTAL UNITED STATES		240,224,728
TOTAL ASSET-BACKED SECURITIES (Cost $623,449,445)		627,467,379

Bank Loan Obligations - 0.4%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/23/2030 (b)(d)(f)(g)	505,000	502,475
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(d)(f)	74,809	66,144
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (b)(d)(f)	698,219	638,521

TOTAL FRANCE		704,665
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2956% 6/4/2032 (b)(d)(f)	35,000	34,869
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3176% 10/31/2027 (b)(d)(f)	35,000	30,236
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (b)(d)(f)	697,548	341,799
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (b)(d)(f)	89,773	84,885
UNITED STATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 4.3135% 10/3/2031 (b)(d)(f)	98,201	71,632
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 1% 4/3/2031 (b)(d)(f)(h)	87,379	80,037
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6055% 4/3/2031 (b)(d)(f)	817,621	748,916
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/16/2029 (b)(d)(f)	39,898	39,632
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/15/2030 (b)(d)(f)	628,070	623,623
		1,563,840
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (b)(d)(f)	485,392	465,734
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 1/18/2028 (b)(d)(f)	213,929	213,092
		678,826
TOTAL COMMUNICATION SERVICES		2,242,666

Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (b)(d)(f)	2,068,846	1,746,893
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (d)(f)	645,339	645,339
		2,392,232
Hotels, Restaurants & Leisure - 0.1%
BCPE Flavor Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 7/2/2032 (b)(d)(f)	408,168	396,944
BCPE Flavor Debt Merger Sub LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 1% 7/2/2032 (b)(d)(f)(h)	76,832	74,719
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/2/2029 (b)(d)(f)	392,264	390,876
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 10/31/2031 (b)(d)(f)	373,234	366,702
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (b)(d)(f)	399,797	387,056
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (b)(d)(f)	1,675,853	1,610,210
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2026 (b)(d)(f)	89,297	86,171
		3,312,678
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.666% 6/29/2028 (b)(d)(f)	894,622	807,396
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 10/30/2027 (b)(d)(f)	639,806	637,638
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 10/30/2027 (b)(d)(f)	268,307	267,217
		1,712,251
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2099% 6/6/2031 (b)(d)(f)	800,769	776,602
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3599% 6/6/2031 (b)(d)(f)	169,805	167,810
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (b)(d)(f)	381,786	349,333
		1,293,745
TOTAL CONSUMER DISCRETIONARY		8,710,906

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (b)(d)(f)(g)	395,000	385,374
Froneri US Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 7/16/2032 (b)(d)(f)(g)	195,000	194,610
		579,984
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% 8/2/2028 (b)(d)(f)(i)	8,937	4,245
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 8/2/2028 (b)(d)(f)(i)	2,578	1,224
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9612% 3/30/2026 (b)(d)(f)	21,639	20,629
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.964% 3/30/2026 (b)(d)(f)	28,072	21,897
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 7/12/2032 (b)(d)(f)	530,000	526,025
		574,020
TOTAL CONSUMER STAPLES		1,154,004

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (b)(d)(f)	2,639,435	1,257,031
Financials - 0.0%
Financial Services - 0.0%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 7/31/2031 (b)(d)(f)	210,000	209,475
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.066% 2/16/2032 (b)(d)(f)	80,000	79,500
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.9535% 2/20/2032 (b)(d)(f)	505,000	506,106
		795,081
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6805% 1/31/2028 (b)(d)(f)	625,000	607,225
TOTAL FINANCIALS		1,402,306

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/16/2032 (b)(d)(f)(g)	325,000	320,937
Health Care Providers & Services - 0.0%
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 9/24/2031 (b)(d)(f)	304,336	272,128
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 7/1/2031 (b)(d)(f)	227,705	99,621
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.7956% 6/30/2032 (b)(d)(f)	150,000	149,937
Team Health Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 6/23/2028 (b)(d)(f)(g)	195,000	194,107
		715,793
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (b)(d)(f)	1,070,000	1,054,250
TOTAL HEALTH CARE		2,090,980

Industrials - 0.0%
Aerospace & Defense - 0.0%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8533% 8/19/2032 (b)(d)(f)	195,000	195,044
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/18/2030 (b)(d)(f)	235,000	233,910
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.9881% 8/1/2028 (b)(d)(f)	90,000	86,569
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7131% 4/12/2028 (b)(d)(f)	115,000	108,819
		195,388
Commercial Services & Supplies - 0.0%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5904% 8/6/2032 (b)(d)(f)	40,000	40,114
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (b)(d)(f)	1,494,234	1,308,949
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (b)(d)(f)	704,180	683,054
		2,032,117
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8192% 1/31/2028 (b)(d)(f)	264,027	264,384
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3079% 1/29/2031 (b)(d)(f)	214,357	214,946
		479,330
TOTAL INDUSTRIALS		3,135,789

Information Technology - 0.0%
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0792% 2/12/2029 (b)(d)(f)	50,000	43,834
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (b)(d)(f)	688,768	657,036
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	735,000	722,005
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (b)(d)(f)	612,793	598,570
		2,021,445
Software - 0.0%
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (b)(d)(f)	428,293	406,099
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 8%, 13.2989% 6/4/2029 (b)(d)(f)	335,000	317,664
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.5456% 6/28/2030 (b)(d)(f)	455,000	435,985
		1,159,748
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3407% 2/20/2032 (b)(d)(f)	345,737	344,440
TOTAL INFORMATION TECHNOLOGY		3,525,633

Materials - 0.2%
Chemicals - 0.2%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (d)(f)(h)	24,082	24,021
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4605% 6/9/2028 (b)(d)(f)	256,658	194,419
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.4633% 6/12/2028 (b)(d)(f)	92,337	92,106
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3206% 7/3/2028 (b)(d)(f)	551,818	485,258
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3599% 3/15/2029 (b)(d)(f)	638,392	636,930
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8535% 3/15/2030 (b)(d)(f)	89,412	87,931
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 4/2/2029 (b)(d)(f)	635,000	569,913
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (b)(d)(f)	892,786	878,555
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (b)(d)(f)(g)	45,000	44,850
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9524% 12/16/2031 (b)(d)(f)	627,838	594,876
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1946% 3/16/2027 (b)(d)(f)	50,000	49,938
		3,658,797
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (b)(d)(f)	788,449	623,040
TOTAL MATERIALS		4,281,837

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 3/29/2030 (b)(d)(f)	1,092,135	1,099,420
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1805% 3/24/2028 (b)(d)(f)	415,162	414,718
		1,514,138
TOTAL UNITED STATES		29,315,290
TOTAL BANK LOAN OBLIGATIONS (Cost $32,387,477)		31,014,219

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(d)	401,000	410,157
Regions Bank/Birmingham AL 6.45% 6/26/2037	250,000	270,208

TOTAL BANK NOTES (Cost $690,438)		680,365

Collateralized Mortgage Obligations - 2.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.3%
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(m)	1,029,868	1,035,747
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (c)	912,922	915,724
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (c)	352,359	351,119
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	873,647	859,368
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	557,318	554,349
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(d)	840,803	826,317
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (c)	2,258,425	2,204,036
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (c)	3,221,043	3,191,257
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(d)	1,256,110	1,266,291
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	1,044	1,061
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	1,233	1,242
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	1,602	1,633
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	1,137	1,158
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	1,603	1,633
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	650	660
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.4429% 8/25/2031 (b)(d)	1,514	1,527
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	284	295
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	809	840
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2629% 2/25/2032 (b)(d)	171	171
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4572% 3/18/2032 (b)(d)	305	307
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 4/25/2032 (b)(d)	629	633
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 10/25/2032 (b)(d)	382	385
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2129% 1/25/2032 (b)(d)	156	156
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9129% 11/25/2032 (b)(d)	1,496	1,496
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0871% 11/25/2032 (d)(j)	312	9
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 11/25/2032 (b)(d)	616	620
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 12/25/2033 (d)(j)	6,580	835
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 3/25/2033 (d)(j)	354	39
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	10,830	10,889
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	50,113	50,941
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	114,675	115,606
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	9,367	9,265
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	35,469	35,665
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2571% 6/25/2035 (d)(j)	8,074	576
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	143,781	147,032
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	25,426	26,410
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	16,179	16,406
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	3,707	3,814
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2171% 11/25/2036 (d)(j)	4,876	425
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1771% 12/25/2036 (d)(j)	2,874	289
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (k)	3,842	3,450
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (k)	6,376	5,488
Fannie Mae Guaranteed REMIC Series 2006-72 Class CY, 6% 8/25/2026	1,885	1,886
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9771% 5/25/2037 (d)(j)	1,705	161
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8228% 7/25/2037 (b)(d)	1,967	2,657
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	65,481	66,146
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	8,791	8,463
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	69,436	68,768
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	7,310	7,549
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	26,924	26,818
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (j)	92	0
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (j)	10,430	207
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	31,298	29,246
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	40,841	38,213
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (j)	41	0
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9129% 7/25/2042 (b)(d)	1,267,845	1,257,508
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (j)	147	0
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5871% 1/25/2044 (d)(j)	8,432	979
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (j)	42,997	6,167
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	50,235	48,034
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	5,317,709	4,616,848
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (j)	24,670	3,505
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	4,658,374	4,265,248
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	915,207	845,716
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (j)	345,963	73,266
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.9629% 12/25/2049 (b)(d)	669,499	658,778
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	1,010,153	853,280
Fannie Mae Guaranteed REMIC Series 2020-49 Class LA, 2% 3/25/2043	2,202,693	2,113,231
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	673,802	614,178
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	1,820,807	1,635,018
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	345,427	304,261
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	122,385	102,472
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	130,060	108,898
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	177,269	152,735
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	171,864	143,191
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	107,148	95,062
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	780,680	684,737
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	514,823	458,392
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	3,793,027	3,337,138
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	170,644	148,826
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	160,325	147,782
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	201,365	187,387
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	2,565,998	2,343,259
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	311,606	284,633
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	186,890	175,623
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	342,373	315,974
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	2,725,867	2,604,530
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	165,334	155,554
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	178,789	170,425
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	130,831	120,312
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	1,705,763	1,561,838
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	316,661	312,392
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	755,962	675,227
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,901,980	1,680,942
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	122,801	107,972
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	340,050	306,615
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	123,693	121,578
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	323,152	279,754
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	689,861	616,487
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 8/25/2052 (b)(d)	1,609,995	1,584,490
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 9/25/2052 (b)(d)	3,383,823	3,330,219
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (b)(d)	1,131,211	1,116,392
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (b)(d)	3,962,893	3,900,022
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	497,908	492,819
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	226,797	209,131
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	744,595	673,404
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	1,188,608	962,885
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (b)(d)	1,272,159	1,282,519
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 11/25/2053 (b)(d)	4,741,141	4,781,709
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.8784% 7/25/2054 (b)(d)	593,082	596,950
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 12/25/2054 (b)(d)	4,303,255	4,308,506
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 12/25/2054 (b)(d)	1,168,621	1,169,350
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	131	133
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (k)	2,070	1,752
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (k)	3,232	2,743
Fannie Mae Mortgage pass-thru certificates Series 2020-47 Class DG, 2% 4/25/2042	3,029,457	2,907,759
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	638,352	593,950
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	558,010	528,622
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	325,450	300,164
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(d)	1,886,063	1,889,558
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 9/25/2054 (b)(d)	2,120,789	2,123,162
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (b)(d)	3,335,171	3,348,622
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 9/25/2054 (b)(d)	3,385,944	3,398,254
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(d)	1,942,126	1,947,723
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(d)	1,873,825	1,875,972
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	120,427	120,357
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.3929% 6/25/2036 (b)(d)	134,594	135,706
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.3829% 3/25/2036 (b)(d)	99,583	100,454
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	144,657	142,680
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	587,390	558,244
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	408,362	406,311
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	193,222	178,147
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (j)	1,618	228
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (j)	1,529	221
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(j)	1,018	179
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (j)	967	160
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (j)	6,549	1,049
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	328	332
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	1,180	1,200
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	113,670	111,256
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	75,831	74,726
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	4,637,984	3,636,628
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	177,757	157,823
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	97,786	86,111
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	181,405	161,225
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	222,222	191,262
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	578	591
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	4,438	4,536
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	228	234
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	618	630
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	4,939	5,024
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	1,238	1,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	743	759
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	408	414
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	2,522	2,589
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	9,493	9,775
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2572% 1/15/2032 (b)(d)	128	129
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 3/15/2032 (b)(d)	177	178
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4572% 3/15/2032 (b)(d)	167	168
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 6/15/2031 (b)(d)	270	271
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 3/15/2032 (b)(d)	92	92
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	1,198	1,236
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	1,701	1,732
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	3,253	3,364
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8572% 11/15/2032 (b)(d)	1,952	1,950
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	7,200	7,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 2/15/2033 (b)(d)	36,284	36,453
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8572% 3/15/2034 (b)(d)	48,093	47,778
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	4,308	4,418
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	136,793	137,742
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	35,372	36,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	13,617	14,087
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	1,447	1,479
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	22,342	22,661
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	7,096	7,292
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (k)	151	150
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1428% 2/15/2036 (d)(j)	2,186	203
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (k)	7,793	6,453
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (k)	4,274	3,591
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	7,231	7,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	29,536	30,351
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2028% 11/15/2036 (d)(j)	9,891	919
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	2,161	2,229
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1228% 6/15/2037 (d)(j)	7,195	723
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7072% 5/15/2037 (b)(d)	8,280	8,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	26,002	26,391
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	33,874	34,471
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	199,163	201,663
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	280,218	283,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	5,106	5,089
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	31,766	29,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (j)	5	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (j)	16,103	516
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	14,106	14,018
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	61,094	58,926
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4690 Class CA, 3% 11/15/2036	1,502,315	1,457,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	199,107	162,098
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	472,000	437,832
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	383,147	360,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	119,443	100,761
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	116,607	105,643
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	402,538	344,734
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	645,242	498,276
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	4,751,832	4,081,035
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class BA, 2.5% 5/25/2032	296,297	293,922
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5092 Class CL, 3% 4/25/2041	1,318,909	1,200,753
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	476,793	429,702
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	460,863	406,084
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	135,200	114,814
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	486,452	433,068
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	176,188	151,300
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	174,592	148,362
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	502,363	440,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	180,198	157,663
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	621,569	545,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	501,326	439,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	431,684	378,935
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	122,163	110,035
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	823,024	732,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	110,942	97,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	280,145	245,694
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	120,284	108,263
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	234,936	205,984
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	143,529	123,906
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	2,061,366	1,841,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	234,937	205,984
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	91,247	82,207
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	370,093	335,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	417,688	367,870
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	120,886	110,906
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	497,386	458,587
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	97,942	88,372
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	183,050	164,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	111,232	106,035
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	396,416	376,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	725,523	688,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	237,444	227,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	386,940	369,219
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	208,483	210,185
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	438,810	437,159
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.3484% 10/25/2054 (b)(d)	831,709	830,934
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(d)	4,824,386	4,829,809
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(d)	1,729,103	1,724,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2054 (b)(d)	3,276,137	3,283,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(d)	3,517,753	3,521,863
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	1,390	1,418
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	791	805
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	213	216
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7993% 5/20/2060 (b)(d)(l)	11,093	11,081
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7417% 8/20/2060 (b)(d)(l)	108,760	108,448
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8217% 12/20/2060 (b)(d)(l)	69,680	69,570
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 12/20/2060 (b)(d)(l)	56,421	56,433
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 2/20/2061 (b)(d)(l)	62,285	62,296
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9317% 2/20/2061 (b)(d)(l)	61,583	61,583
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 4/20/2061 (b)(d)(l)	57,413	57,427
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(d)(l)	60,869	60,876
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(d)(l)	58,577	58,588
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9717% 6/20/2061 (b)(d)(l)	56,974	57,009
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9917% 9/20/2061 (b)(d)(l)	19,415	19,433
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 10/20/2061 (b)(d)(l)	64,650	64,754
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 11/20/2061 (b)(d)(l)	68,600	68,779
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 1/20/2062 (b)(d)(l)	39,617	39,724
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 1/20/2062 (b)(d)(l)	71,945	72,103
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 3/20/2062 (b)(d)(l)	41,058	41,113
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0917% 5/20/2061 (b)(d)(l)	125	125
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (l)	1	0
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (l)	176	167
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.0417% 8/20/2063 (b)(d)(l)	2,224	2,227
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 1/20/2064 (b)(d)(l)	4,092	4,099
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 12/20/2063 (b)(d)(l)	8,831	8,846
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 6/20/2064 (b)(d)(l)	17,261	17,266
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.7217% 5/20/2063 (b)(d)(l)	2,964	2,951
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (l)	265	250
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.6417% 4/20/2063 (b)(d)(l)	2,104	2,067
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (d)(l)	12,197	11,856
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.48% 5/20/2066 (b)(d)(l)	66,539	66,379
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8417% 12/20/2062 (b)(d)(l)	1,456	1,449
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	50,133	45,904
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.33% 8/20/2066 (b)(d)(l)	86,397	86,035
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (l)	328,189	319,530
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	93,870	96,286
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	11,169	11,174
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0256% 5/16/2034 (d)(j)	2,233	130
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2156% 6/16/2037 (d)(j)	4,206	371
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9549% 7/20/2037 (b)(d)	32,437	32,374
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.9349% 1/20/2038 (b)(d)	8,571	8,546
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 5.3149% 8/20/2038 (b)(d)	45,153	45,692
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 5.3549% 9/20/2038 (b)(d)	34,076	34,524
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 5.0744% 11/16/2039 (b)(d)	47,590	47,604
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 5.0044% 12/16/2039 (b)(d)	26,895	26,834
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	7,408	7,115
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	99,843	97,989
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	414,122	406,846
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	22,038	21,608
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	201,180	205,998
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.0193% 3/20/2060 (b)(d)(l)	13,921	13,935
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (j)	7,340	263
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	14,564	14,356
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	55,383	55,237
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6451% 7/20/2041 (d)(j)	9,162	940
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.8549% 8/20/2042 (b)(d)	36,241	35,726
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	35,590	35,060
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	192,442	175,007
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	73,793	68,907
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	125,443	114,988
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	100,094	91,208
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	38,918	36,022
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	186,481	166,410
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	105,270	95,397
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	84,813	77,180
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	107,096	99,916
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	96,555	90,685
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (c)	3,529,389	3,449,006
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (c)(m)	270,028	264,535
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(d)	969,596	976,958
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (c)	313,903	296,717
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(d)	531,441	502,721
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(d)	1,651,907	1,663,077
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (c)	311,603	293,806
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (c)	164,370	153,771
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (c)	428,932	404,297
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (c)	2,474,232	2,372,893
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (c)(m)	692,153	693,567
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (c)(m)	1,871,312	1,884,243
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (c)	63,990	63,477
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (c)	108,676	106,921
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (c)(d)	3,028,536	2,943,132
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (c)	411,163	411,532
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (c)(m)	1,271,783	1,235,380
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (c)	803,380	768,149
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (c)	3,297,103	3,195,993
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (c)(d)	756,248	758,830
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (c)	944,968	929,482
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (c)	293,465	288,532
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (c)(d)	174,210	170,793
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)(d)	2,989,788	2,939,765
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	1,089,354	1,060,092
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (c)	537,051	510,086
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (c)(d)	1,266,173	1,272,747
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (c)(m)	1,682,721	1,695,745
TOTAL UNITED STATES		166,621,466
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $164,380,346)		166,621,466

Commercial Mortgage Securities - 5.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (c)	308,000	290,289
UNITED STATES - 5.1%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	3,720,000	3,736,275
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.9131% 4/15/2042 (b)(c)(d)	240,000	240,000
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.4021% 10/15/2034 (b)(c)(d)	170,000	170,352
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)	599,696	575,685
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (c)	132,000	124,074
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	157,148	154,376
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9809% 7/15/2049 (d)	818,000	789,184
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,000,000	984,944
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	96,661	96,056
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	230,763	229,187
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (d)	385,000	348,713
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	504,192	493,128
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	81,858	79,444
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	962,049	900,171
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	86,516	84,081
BANK Series 2022-BNK39 Class C, 3.3777% 2/15/2055 (d)	194,000	164,417
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)	800,000	818,601
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (d)	200,000	208,036
BANK5 Series 2024-5YR11 Class C, 6.5328% 11/15/2057 (d)	225,000	229,064
BANK5 Series 2024-5YR12 Class C, 6.5002% 12/15/2057 (d)	161,000	166,038
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	1,400,000	1,468,173
BANK5 Series 2025-5YR16 Class XB, 0.5531% 8/15/2063 (d)(j)	7,700,000	147,989
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	950,000	841,701
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.6996% 4/15/2053 (d)	134,000	115,281
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	200,000	187,473
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	150,000	150,901
BBCMS Mortgage Trust Series 2024-C26 Class D, 4.5% 5/15/2057 (c)	290,000	232,682
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	334,000	335,598
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	118,000	120,036
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.8473% 3/15/2058 (c)(d)	213,000	210,262
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (d)	368,000	373,249
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (c)	100,000	80,826
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.3191% 7/15/2058 (d)	220,000	223,756
Bbcms Mtg Tr Series 2025-5C34 Class A3, 5.659% 5/15/2058	2,000,000	2,104,302
Bbcms Mtg Tr Series 2025-5C34 Class C, 7.0335% 5/15/2058 (d)	760,000	802,093
BBCMS Trust Series 2024-5C27 Class C, 6.7% 7/15/2057 (d)	500,000	518,058
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	453,718	450,199
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	4,151,000	4,109,125
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.2011% 8/15/2052 (d)(j)	7,235,351	195,019
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8756% 12/15/2062 (d)(j)	4,159,893	84,983
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (c)(d)	242,000	225,710
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (c)(d)	265,000	244,312
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	300,000	266,651
Benchmark Mortgage Trust Series 2022-B33 Class C, 3.7343% 3/15/2055 (d)	400,000	317,154
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	596,000	609,196
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068 (c)	125,000	126,250
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 8.0026% 11/15/2041 (b)(c)(d)	393,000	393,815
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.052% 8/15/2026 (b)(c)(d)	672,073	670,393
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	3,061,866	3,067,607
Bmo 2025-C12 Mortgage Trust Series 2025-C12 Class C, 6.6107% 6/15/2058 (d)	462,000	474,437
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (d)	100,000	100,004
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (d)	245,000	251,827
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.8063% 7/15/2058 (d)(j)	13,800,000	378,377
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.9234% 4/15/2058 (d)(j)	6,398,796	184,795
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)	2,072,000	2,075,886
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.0047% 6/15/2041 (b)(c)(d)	1,023,000	1,025,877
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.2044% 6/15/2041 (b)(c)(d)	723,000	725,033
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (c)(d)	8,606,000	8,760,419
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (c)(d)	264,000	269,105
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (c)(d)	1,125,000	1,154,427
BPR Trust Series 2023-BRK2 Class C, 8.6303% 10/5/2038 (c)(d)	616,000	644,973
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(d)	120,000	123,090
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(d)	70,000	66,327
Bway Trust Series 2025-1535 Class B, 7.7102% 5/5/2042 (c)(d)	290,000	304,026
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class C, CME Term SOFR 1 month Index + 3.438%, 7.8011% 11/15/2028 (b)(c)(d)	1,000,000	1,000,000
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.667% 3/11/2044 (c)(d)	1,225,000	1,129,451
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.667% 3/11/2044 (c)(d)	481,000	432,315
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 7.6209% 2/15/2039 (b)(c)(d)	945,000	942,933
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.4689% 2/15/2039 (b)(c)(d)	334,600	334,088
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.0511% 5/15/2034 (b)(c)(d)	2,033,233	2,042,121
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (c)(d)	262,000	265,539
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (c)(d)	100,000	102,042
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (c)(d)	239,000	245,367
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (c)(d)	944,000	1,008,602
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(c)(d)	15,180,756	15,199,715
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 7.0529% 3/15/2041 (b)(c)(d)	260,443	261,012
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8785% 6/15/2038 (b)(c)(d)	5,327,936	5,326,271
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class E, CME Term SOFR 1 month Index + 1.9145%, 6.2785% 6/15/2038 (b)(c)(d)	2,873,070	2,872,172
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class F, CME Term SOFR 1 month Index + 2.4645%, 6.8285% 6/15/2038 (b)(c)(d)	530,426	530,426
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2785% 6/15/2038 (b)(c)(d)	1,315,107	1,316,751
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8541% 4/15/2037 (b)(c)(d)	1,237,520	1,237,906
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (c)(d)	6,108,415	6,123,686
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.0514% 5/15/2041 (b)(c)(d)	760,415	758,429
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4093% 4/15/2034 (b)(c)(d)	383,377	380,981
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.7093% 4/15/2034 (b)(c)(d)	614,000	606,709
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.0093% 4/15/2034 (b)(c)(d)	406,000	399,910
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.3093% 4/15/2034 (b)(c)(d)	426,000	418,545
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.6605% 3/9/2044 (c)(d)	11,671,000	10,854,205
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 7.2975% 12/15/2038 (b)(c)(d)	517,231	517,070
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.6965% 12/15/2038 (b)(c)(d)	699,318	699,099
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.4645%, 6.8275% 2/15/2038 (b)(c)(d)	242,703	233,670
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	2,316,000	2,314,559
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3763% 10/15/2036 (b)(c)(d)	268,000	267,164
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5761% 10/15/2036 (b)(c)(d)	2,044,000	2,036,353
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7758% 10/15/2036 (b)(c)(d)	349,000	347,694
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.425% 10/15/2036 (b)(c)(d)	2,036,000	2,028,383
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	2,211,766	2,211,766
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6754% 2/15/2039 (b)(c)(d)	683,900	683,473
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.9248% 2/15/2039 (b)(c)(d)	819,700	818,932
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.3239% 2/15/2039 (b)(c)(d)	538,300	537,627
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	5,153,115	5,162,778
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5539% 12/9/2040 (b)(c)(d)	278,527	279,050
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.0033% 12/9/2040 (b)(c)(d)	148,214	148,537
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 7.1545% 10/15/2041 (b)(c)(d)	359,693	360,367
BX Commercial Mortgage Trust Series 2024-AIRC Class D, CME Term SOFR 1 month Index + 3.0892%, 7.4523% 8/15/2039 (b)(c)(d)	383,840	384,799
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.9026% 11/15/2041 (b)(c)(d)	1,250,000	1,249,647
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	4,089,633	4,101,128
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	9,164,681	9,184,729
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 6.1061% 4/15/2040 (b)(c)(d)	3,289,502	3,287,446
BX Commercial Mortgage Trust Series 2025-SPOT Class D, CME Term SOFR 1 month Index + 2.4919%, 6.855% 4/15/2040 (b)(c)(d)	399,333	399,083
BX Commercial Mortgage Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.0533% 4/15/2040 (b)(c)(d)	1,086,184	1,085,506
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7631% 6/15/2035 (b)(c)(d)	1,604,000	1,606,005
Bx Tr 2025-Tail Series 2025-TAIL Class D, CME Term SOFR 1 month Index + 2.45%, 6.8131% 6/15/2035 (b)(c)(d)	528,000	526,883
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.6631% 6/15/2035 (b)(c)(d)	330,000	329,042
BX Trust 2019-OC11 Series 2019-OC11 Class E, 4.0755% 12/9/2041 (c)(d)	2,038,000	1,878,291
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.8735% 12/9/2041 (c)(d)(j)	50,900,000	1,409,370
BX Trust 2021-VOL Series 2021-VOLT Class E, CME Term SOFR 1 month Index + 2.1145%, 6.4776% 9/15/2036 (b)(c)(d)	968,828	964,892
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.3276% 9/15/2036 (b)(c)(d)	1,193,596	1,175,693
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2525% 7/15/2029 (b)(c)(d)	947,000	944,041
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.301% 7/15/2029 (b)(c)(d)	1,750,000	1,734,690
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	6,193,623	6,209,107
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0546% 4/15/2041 (b)(c)(d)	623,450	624,814
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.3043% 4/15/2041 (b)(c)(d)	518,101	519,234
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.3033% 11/15/2041 (b)(c)(d)	120,556	120,895
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.3018% 11/15/2041 (b)(c)(d)	579,771	578,068
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	12,550,053	12,534,371
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7566% 3/15/2030 (b)(c)(d)	1,677,458	1,670,233
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.9064% 3/15/2030 (b)(c)(d)	2,362,785	2,351,709
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.3044% 3/15/2030 (b)(c)(d)	590,696	579,621
BX Trust 2025-VLT6 Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.5538% 3/15/2042 (b)(c)(d)	687,000	684,424
BX Trust 2025-VLT6 Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.3028% 3/15/2042 (b)(c)(d)	634,000	619,012
BX Trust Series 2020-VIV3 Class B, 3.662% 3/9/2044 (c)(d)	2,451,000	2,307,607
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7725% 11/15/2038 (b)(c)(d)	514,379	512,775
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(c)(d)	200,000	199,937
BX Trust Series 2021-LBA Class EJV, CME Term SOFR 1 month Index + 2.1145%, 6.4785% 2/15/2036 (b)(c)(d)	1,345,000	1,338,293
BX Trust Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.1145%, 6.4785% 2/15/2036 (b)(c)(d)	304,462	302,944
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4775% 1/15/2034 (b)(c)(d)	612,500	612,293
BX Trust Series 2021-RISE Class G, CME Term SOFR 1 month Index + 3.0645%, 7.4275% 11/15/2036 (b)(c)(d)	304,318	304,699
Bx Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 6.4145% 9/15/2034 (b)(c)(d)	604,112	600,337
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(n)	7,567,124	7,564,759
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.3031% 4/15/2037 (b)(c)(d)	650,300	650,707
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6531% 4/15/2037 (b)(c)(d)	147,000	147,229
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.2021% 4/15/2037 (b)(c)(d)	123,200	123,431
BX Trust Series 2022-IND Class E, CME Term SOFR 1 month Index + 3.987%, 8.3501% 4/15/2037 (b)(c)(d)	402,500	403,506
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.0631% 1/15/2039 (b)(c)(d)	1,225,000	1,223,469
BX Trust Series 2022-VAMF Class E, CME Term SOFR 1 month Index + 2.7%, 7.0631% 1/15/2039 (b)(c)(d)	396,000	394,248
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6621% 1/15/2039 (b)(c)(d)	823,000	816,589
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	6,136,362	6,145,951
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1546% 2/15/2039 (b)(c)(d)	1,738,636	1,743,526
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 3/15/2041 (b)(c)(d)	994,005	995,558
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.304% 3/15/2041 (b)(c)(d)	1,319,275	1,321,748
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	6,586,000	6,587,027
BX Trust Series 2025-DIME Class E, 7.3631% 2/15/2035 (c)(d)	610,000	610,000
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 8.3131% 6/15/2040 (b)(c)(d)	100,000	99,519
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 7.6131% 7/15/2044 (b)(c)(d)	358,000	359,007
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (c)(d)	3,509,000	3,554,136
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (c)	40,600,000	301,158
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	1,828,814	1,528,060
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	228,740	225,146
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	245,012	239,976
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	285,478	279,709
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	400,000	396,239
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (c)(d)	775,000	691,206
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.4222% 11/10/2042 (c)(d)	600,000	514,610
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	451,359	435,854
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (c)(d)	732,000	752,474
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 6.0475% 10/12/2040 (c)(d)	150,000	152,102
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 6.0475% 10/12/2040 (c)(d)	530,000	529,414
COMM Mortgage Trust Series 2014-CR20 Class C, 4.8262% 11/10/2047 (d)	231,891	223,678
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (d)	875,000	831,434
COMM Mortgage Trust Series 2015-DC1 Class C, 4.4323% 2/10/2048 (d)	688,000	609,231
COMM Mortgage Trust Series 2015-LC19 Class C, 4.2411% 2/10/2048 (d)	355,000	334,286
COMM Mortgage Trust Series 2017-COR2 Class C, 4.7399% 9/10/2050 (d)	126,000	120,090
COMM Mortgage Trust Series 2025-180W Class F, 7.6089% 8/10/2042 (c)(d)	150,000	145,869
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	824,434	824,618
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2516% 8/15/2041 (b)(c)(d)	576,000	570,768
CPT Mortgage Trust Series 2019-CPT Class E, 3.0967% 11/13/2039 (c)(d)	100,000	82,175
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.4031% 6/15/2050 (d)	490,000	431,597
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	250,213	248,024
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	280,000	277,281
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 6.661% 12/15/2030 (b)(c)(d)	1,296,000	1,207,096
CSMC Trust Series 2019-UVIL Class E, 3.3928% 12/15/2041 (c)(d)	153,000	129,238
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	800,000	712,653
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	388,000	330,112
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5299% 8/10/2044 (c)(d)	609,417	583,444
DC Commercial Mortgage Trust Series 2023-DC Class C, 7.3785% 9/12/2040 (c)(d)	150,000	155,922
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.3785% 9/12/2040 (c)(d)	438,000	445,829
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(d)	524,000	538,654
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (c)(d)	1,100,000	1,106,202
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	9,974,886	9,968,652
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5987% 11/15/2038 (b)(c)(d)	1,126,613	1,125,557
ELP Commercial Mortgage Trust Series 2021-ELP Class E, CME Term SOFR 1 month Index + 2.2326%, 6.5966% 11/15/2038 (b)(c)(d)	452,232	451,949
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1455% 11/15/2038 (b)(c)(d)	162,645	162,492
ELP Commercial Mortgage Trust Series 2021-ELP Class G, CME Term SOFR 1 month Index + 3.2305%, 7.5945% 11/15/2038 (b)(c)(d)	307,438	307,150
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0934% 11/15/2038 (b)(c)(d)	1,565,952	1,558,140
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (c)(d)	158,000	161,107
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(d)	133,000	135,824
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(d)	100,000	102,093
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)	5,616,763	5,615,009
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8575% 7/15/2038 (b)(c)(d)	3,190,859	3,189,863
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1775% 7/15/2038 (b)(c)(d)	2,826,676	2,825,793
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.7275% 7/15/2038 (b)(c)(d)	2,105,116	2,104,458
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1775% 7/15/2038 (b)(c)(d)	935,985	935,976
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class F, CME Term SOFR 1 month Index + 4.25%, 8.6131% 12/15/2039 (b)(c)(d)	274,000	274,514
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 10.0131% 12/15/2039 (b)(c)(d)	460,000	461,167
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,900,000	1,874,053
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	900,000	889,847
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	2,100,000	2,094,249
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.3827% 11/10/2039 (c)(d)	500,000	515,663
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	92,387	91,239
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	800,000	786,030
GS Mortgage Securities Trust Series 2019-GC38 Class B, 4.309% 2/10/2052	269,000	258,095
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.8218% 9/10/2052 (d)	999,551	852,585
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.3258% 12/13/2039 (c)(d)	445,000	389,336
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	2,253,000	2,251,598
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.6285% 10/15/2036 (b)(c)(d)	160,000	159,202
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.0285% 10/15/2036 (b)(c)(d)	132,000	131,340
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.6814% 9/10/2038 (c)(d)	1,250,000	1,258,149
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (c)(d)	100,000	101,228
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.6729% 8/10/2041 (c)(d)	352,000	352,459
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 7.0099% 11/25/2041 (b)(c)(d)	497,000	497,912
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.8099% 11/25/2041 (b)(c)(d)	180,000	180,051
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 8.5131% 7/15/2040 (b)(c)(d)	533,000	531,653
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (c)(d)	1,000,000	980,571
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (c)(d)	2,000,000	1,935,619
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 8.213% 3/15/2042 (b)(c)(d)	176,000	175,671
Ip 2025-Ip Mtg Tr Series 2025-IP Class F, 7.9693% 6/10/2042 (c)(d)	431,000	437,908
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.6532% 2/15/2047 (d)	372,000	357,596
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.701% 1/15/2048 (c)(d)	575,000	504,603
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	179,822	177,311
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	140,639	139,469
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (c)	476,000	452,200
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (c)	103,000	75,190
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (c)(n)	159,000	90,630
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (c)(d)(j)	2,000,000	43,456
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.8145%, 7.1785% 4/15/2038 (b)(c)(d)	600,000	601,125
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.6785% 4/15/2038 (b)(c)(d)	495,000	496,238
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class D, 5.9904% 10/5/2039 (c)(d)	354,000	353,411
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (c)(d)	400,000	393,022
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.23% 8/15/2038 (b)(c)(d)	99,185	98,194
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.78% 8/15/2038 (b)(c)(d)	693,306	683,774
KNDR Trust Series 2021-KIND Class E, CME Term SOFR 1 month Index + 3.3645%, 7.73% 8/15/2038 (b)(c)(d)	372,937	366,305
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3631% 3/15/2042 (b)(c)(d)	276,000	274,824
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 7.0041% 10/15/2041 (b)(c)(d)	510,279	511,395
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8.0512% 6/15/2039 (b)(c)(d)	1,000,000	998,126
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.8001% 6/15/2039 (b)(c)(d)	215,000	214,013
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (c)	1,206,374	1,181,927
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6583% 5/15/2039 (b)(c)(d)	2,726,000	2,651,035
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.157% 5/15/2039 (b)(c)(d)	1,630,000	1,522,829
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4562% 5/15/2039 (b)(c)(d)	913,000	834,254
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.905% 5/15/2039 (b)(c)(d)	812,000	738,229
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5775% 3/15/2038 (b)(c)(d)	22,642	22,543
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8775% 3/15/2038 (b)(c)(d)	206,500	205,209
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.2275% 3/15/2038 (b)(c)(d)	180,600	179,020
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (c)(d)	128,000	128,900
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (c)	200,000	204,709
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2784% 4/15/2038 (b)(c)(d)	135,732	135,732
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0784% 4/15/2038 (b)(c)(d)	1,720,000	1,721,613
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6784% 4/15/2038 (b)(c)(d)	1,280,000	1,281,600
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8775% 5/15/2038 (b)(c)(d)	112,800	112,941
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1785% 7/15/2038 (b)(c)(d)	200,000	200,000
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.6785% 7/15/2038 (b)(c)(d)	800,000	800,000
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.2285% 7/15/2038 (b)(c)(d)	1,500,000	1,500,000
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.9737% 1/15/2039 (b)(c)(d)	873,600	873,600
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.6223% 1/15/2039 (b)(c)(d)	785,600	785,600
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.3206% 1/15/2027 (b)(c)(d)	979,200	984,156
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.85% 9/15/2040 (b)(c)(d)	2,100,000	2,099,999
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 7% 9/15/2040 (b)(c)(d)	357,000	357,000
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.85% 9/15/2040 (b)(c)(d)	495,000	495,000
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	178,000	182,961
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	525,242	519,628
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.2891% 5/15/2048 (d)	561,000	509,685
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	1,000,000	981,883
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	500,000	491,116
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	515,000	496,275
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	442,000	412,483
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	471,000	422,429
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	5,485,000	5,470,854
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	359,438	350,111
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (c)	947,921	1,000,658
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 1.0686% 5/5/2029 (c)(d)(j)	7,942,026	230,940
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(d)	140,000	133,896
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.2629% 9/24/2057 (c)(d)	152,000	144,547
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.2523% 12/15/2056 (d)	647,000	679,824
NCMF Trust Series 2025-MFS Class F, 8.7182% 6/10/2033 (c)(d)	356,000	363,113
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.9267% 11/5/2041 (c)(d)	1,134,000	1,149,103
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	92,838	92,896
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.2011% 11/15/2040 (b)(c)(d)	2,688,000	2,689,678
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (c)	295,000	277,944
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (c)	840,000	707,868
PRM Trust Series 2025-PRM6 Class E, 6.8026% 7/5/2033 (c)(d)	192,000	191,982
PRM Trust Series 2025-PRM6 Class F, 7.2938% 7/5/2033 (c)(d)	432,000	428,455
PRM5 Trust Series 2025-PRM5 Class D, 5.812% 3/10/2033 (c)(d)	164,000	163,511
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (c)(d)	600,000	601,439
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (c)	737,000	778,148
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.6% 8/15/2042 (b)(c)(d)	1,200,000	1,201,501
SCG Trust Series 2025-FLWR Class E, CME Term SOFR 1 month Index + 2.75%, 7.1% 8/15/2042 (b)(c)(d)	660,000	660,826
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5516% 11/15/2034 (b)(c)(d)	239,000	237,767
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.5501% 11/15/2034 (b)(c)(d)	199,000	197,418
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9631% 10/15/2041 (b)(c)(d)	460,000	460,470
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.8131% 10/15/2041 (b)(c)(d)	100,000	100,499
SMRT Trust Series 2022-MINI Class D, CME Term SOFR 1 month Index + 1.95%, 6.314% 1/15/2039 (b)(c)(d)	250,000	248,438
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.714% 1/15/2039 (b)(c)(d)	250,000	242,584
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3631% 2/15/2039 (b)(c)(d)	457,000	450,168
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.0131% 2/15/2039 (b)(c)(d)	237,000	232,276
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	11,643,959	11,640,320
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5574% 11/15/2038 (b)(c)(d)	4,163,170	4,161,869
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.8066% 11/15/2038 (b)(c)(d)	507,499	507,341
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0558% 11/15/2038 (b)(c)(d)	333,859	333,755
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.4514% 11/15/2038 (b)(c)(d)	1,048,552	1,048,034
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0936% 10/15/2034 (b)(c)(d)	482,000	481,662
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 7.381% 11/15/2036 (b)(c)(d)	255,000	254,682
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 8.029% 11/15/2036 (b)(c)(d)	1,230,000	1,227,698
SWCH Commercial Mortgage Trust Series 2025-DATA Class D, CME Term SOFR 1 month Index + 2.6412%, 7.0043% 2/15/2042 (b)(c)(d)	385,000	383,556
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.602% 2/15/2042 (b)(c)(d)	1,283,000	1,277,387
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	4,410,000	4,410,000
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9555% 12/15/2039 (b)(c)(d)	1,074,000	1,073,998
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.355% 12/15/2039 (b)(c)(d)	2,027,000	2,032,053
TCO Commercial Mortgage Trust Series 2024-DPM Class D, CME Term SOFR 1 month Index + 2.7408%, 7.1039% 12/15/2039 (b)(c)(d)	590,000	592,213
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	988,064	979,731
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1229% 12/15/2050 (d)(j)	1,107,185	20,720
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (c)(d)	390,000	394,096
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (c)(d)	295,000	297,938
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.9314% 7/13/2044 (c)(d)	145,000	146,239
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (c)	1,382,000	1,182,423
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (c)	1,276,000	1,040,252
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	455,000	397,995
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.5276% 7/15/2048 (b)(c)(d)	2,800,000	2,801,568
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	901,646	891,781
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.4861% 11/15/2049 (d)	621,000	595,286
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	226,363	224,878
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	276,819	274,908
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.9783% 12/15/2050 (d)(j)	3,197,000	49,687
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0657% 8/15/2051 (d)(j)	2,195,674	39,075
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	363,111	352,363
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6785% 5/15/2031 (b)(c)(d)	953,000	950,544
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.7145%, 7.0785% 2/15/2040 (b)(c)(d)	460,800	461,795
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (c)(d)	415,000	420,417
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.5343% 11/15/2057 (d)	416,000	428,214
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3538% 8/15/2041 (b)(c)(d)	700,000	698,750
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 8/15/2041 (b)(c)(d)	1,500,000	1,498,963
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (c)(d)	3,206,000	3,219,953
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class C, 4.1461% 3/15/2045 (d)	170,000	162,833
WFCM Series 2025-B33RP Class E, CME Term SOFR 1 month Index + 3.5%, 7.85% 8/15/2042 (b)(c)(d)	660,000	659,715
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (c)(d)	237,000	241,139
TOTAL UNITED STATES		373,195,283
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $370,878,893)		373,485,572

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (Cost $201,001)	21,185	52,115

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (c)	320,000	336,320
UNITED STATES - 0.1%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	1,595,813	3,247,799
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	1,423,000	1,309,136
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	535,000	536,070
ON Semiconductor Corp 0% 5/1/2027 (o)	392,000	447,860
Wolfspeed Inc 1.875% (i)	2,190,000	782,925
		1,766,855
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (c)	876,000	1,050,324
TOTAL INFORMATION TECHNOLOGY		2,817,179

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	389,000	395,119
TOTAL UNITED STATES		7,769,233
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,338,325)		8,105,553

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (n)	28,293	718,360
Apollo Global Management Inc Series A, 6.75%	2,800	200,948
		919,308
Materials - 0.0%
Chemicals - 0.0%
Albemarle Corp 7.25%	5,369	212,182
TOTAL UNITED STATES		1,131,490
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,095,694)		1,131,490

Fixed-Income Funds - 5.4%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (p) (Cost $401,467,596)	4,095,732	393,599,870

Foreign Government and Government Agency Obligations - 1.0%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (c)		330,000	324,741
Angola Republic 8.75% 4/14/2032 (c)		200,000	183,884
Angola Republic 9.375% 5/8/2048 (c)		270,000	223,451
Angola Republic 9.5% 11/12/2025 (c)		315,000	316,378
TOTAL ANGOLA			1,048,454
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (m)		3,288,008	2,482,446
Argentine Republic 1% 7/9/2029		324,196	256,627
Argentine Republic 3.5% 7/9/2041 (m)		460,000	268,640
Argentine Republic 4.125% 7/9/2035 (m)		3,724,989	2,361,643
Argentine Republic 5% 1/9/2038 (m)		825,000	556,050
TOTAL ARGENTINA			5,925,406
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (c)		230,000	206,310
Republic of Armenia 6.75% 3/12/2035 (c)		260,000	264,063
TOTAL ARMENIA			470,373
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (c)		255,000	263,288
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (c)		190,000	180,179
Bahrain Kingdom 7.5% 2/12/2036 (c)		100,000	106,656
TOTAL BAHRAIN			286,835
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (c)		250,000	245,348
Republic of Benin 8.375% 1/23/2041 (c)		100,000	100,219
TOTAL BENIN			345,567
BERMUDA - 0.0%
Bermuda 3.375% 8/20/2050 (c)		140,000	95,410
Bermuda 3.717% 1/25/2027 (c)		300,000	296,625
Bermuda 4.75% 2/15/2029 (c)		280,000	281,756
Bermuda 5% 7/15/2032 (c)		140,000	141,488
TOTAL BERMUDA			815,279
BRAZIL - 0.0%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		345,000	330,079
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		115,000	94,989
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		200,000	201,200
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		340,000	370,678
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		605,000	699,078
TOTAL BRAZIL			1,696,024
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	220,000	145,905
Canadian Government 2% 6/1/2032	CAD	1,335,000	905,365
Canadian Government 2.75% 6/1/2033	CAD	400,000	281,796
TOTAL CANADA			1,333,066
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		805,000	727,269
Chilean Republic 2.75% 1/31/2027		200,000	196,600
Chilean Republic 3.1% 1/22/2061		575,000	344,644
Chilean Republic 4.34% 3/7/2042		200,000	174,100
Chilean Republic 5.33% 1/5/2054		240,000	225,600
TOTAL CHILE			1,668,213
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		440,000	392,040
Colombian Republic 3.125% 4/15/2031		240,000	205,320
Colombian Republic 3.25% 4/22/2032		200,000	166,450
Colombian Republic 4.125% 5/15/2051		200,000	126,650
Colombian Republic 5% 6/15/2045		750,000	544,500
Colombian Republic 5.2% 5/15/2049		365,000	267,545
Colombian Republic 7.375% 4/25/2030		200,000	211,600
Colombian Republic 7.375% 9/18/2037		100,000	100,925
Colombian Republic 8% 11/14/2035		855,000	898,819
Colombian Republic 8% 4/20/2033		130,000	139,490
Colombian Republic 8.5% 4/25/2035		200,000	217,400
Colombian Republic 8.75% 11/14/2053		1,350,000	1,428,300
TOTAL COLOMBIA			4,699,039
COSTA RICA - 0.0%
Republic of Costa Rica Ministry of Finance 5.625% 4/30/2043 (c)		90,000	82,097
Republic of Costa Rica Ministry of Finance 6.125% 2/19/2031 (c)		80,000	83,160
Republic of Costa Rica Ministry of Finance 6.55% 4/3/2034 (c)		65,000	68,851
Republic of Costa Rica Ministry of Finance 7.3% 11/13/2054 (c)		200,000	212,188
TOTAL COSTA RICA			446,296
COTE D'IVOIRE - 0.0%
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (c)		560,000	518,874
Cote d'Ivoire Treasury Bill 8.075% 4/1/2036 (c)		200,000	198,250
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (c)		145,000	144,050
TOTAL COTE D'IVOIRE			861,174
DOMINICAN REPUBLIC - 0.2%
Dominican Republic 4.5% 1/30/2030 (c)		1,400,000	1,354,383
Dominican Republic 4.875% 9/23/2032 (c)		705,000	665,873
Dominican Republic 5.95% 1/25/2027 (c)		3,260,000	3,310,530
Dominican Republic 6% 7/19/2028 (c)		715,000	732,804
Dominican Republic 6.5% 2/15/2048 (c)		150,000	145,970
Dominican Republic 6.6% 6/1/2036 (c)		135,000	139,113
Dominican Republic 6.85% 1/27/2045 (c)		135,000	136,872
Dominican Republic 7.05% 2/3/2031 (c)		150,000	160,299
Dominican Republic 7.15% 2/24/2055 (c)		210,000	217,699
Dominican Republic 7.45% 4/30/2044 (c)		235,000	251,687
TOTAL DOMINICAN REPUBLIC			7,115,230
ECUADOR - 0.0%
Republic of Ecuador 6.9% 7/31/2030 (c)(m)		526,601	474,468
Republic of Ecuador 6.9% 7/31/2035 (c)(m)		655,000	494,525
TOTAL ECUADOR			968,993
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (c)		370,000	374,048
Arab Republic of Egypt 7.5% 2/16/2061 (c)		495,000	367,216
Arab Republic of Egypt 7.6003% 3/1/2029 (c)		245,000	249,410
Arab Republic of Egypt 7.625% 5/29/2032 (c)		135,000	128,621
Arab Republic of Egypt 7.903% 2/21/2048 (c)		200,000	157,126
Arab Republic of Egypt 8.5% 1/31/2047 (c)		360,000	298,742
Arab Republic of Egypt 8.7002% 3/1/2049 (c)		200,000	168,688
TOTAL EGYPT			1,743,851
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (c)		150,000	3,225
El Salvador Republic 7.1246% 1/20/2050 (c)		150,000	125,541
El Salvador Republic 7.65% 6/15/2035 (c)		80,000	78,548
El Salvador Republic 9.25% 4/17/2030 (c)		205,000	220,182
El Salvador Republic 9.65% 11/21/2054 (c)		150,000	156,750
TOTAL EL SALVADOR			584,246
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (c)		200,000	163,376
Gabonese Republic 7% 11/24/2031 (c)		260,000	211,819
TOTAL GABON			375,195
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (c)		230,000	224,609
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (c)		9,033	7,577
Ghana Republic 0% 7/3/2026 (c)		6,400	6,144
Ghana Republic 5% 7/3/2029 (c)(m)		131,800	126,034
Ghana Republic 5% 7/3/2035 (c)(m)		144,200	117,703
TOTAL GHANA			257,458
GUATEMALA - 0.0%
Republic of Guatemala 6.125% 6/1/2050 (c)		230,000	214,073
Republic of Guatemala 6.25% 8/15/2036 (c)		255,000	261,190
Republic of Guatemala 6.6% 6/13/2036 (c)		230,000	240,996
Republic of Guatemala 6.875% 8/15/2055 (c)		200,000	200,747
TOTAL GUATEMALA			917,006
HUNGARY - 0.0%
Hungary Government 3.125% 9/21/2051 (c)		405,000	244,013
Hungary Government 5.25% 6/16/2029 (c)		200,000	203,800
Hungary Government 5.5% 6/16/2034 (c)		280,000	280,700
Hungary Government 6.25% 9/22/2032 (c)		140,000	148,050
Hungary Government 6.75% 9/25/2052 (c)		100,000	104,618
TOTAL HUNGARY			981,181
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		200,000	125,550
Indonesia Government 3.85% 10/15/2030		125,000	122,391
Indonesia Government 4.2% 10/15/2050		2,100,000	1,701,000
Indonesia Government 4.35% 1/11/2048		200,000	169,500
Indonesia Government 5.125% 1/15/2045 (c)		500,000	484,375
Indonesia Government 5.25% 1/17/2042 (c)		200,000	198,500
Indonesia Government 5.95% 1/8/2046 (c)		200,000	210,792
Indonesia Government 6.75% 1/15/2044 (c)		260,000	296,556
Indonesia Government 7.75% 1/17/2038 (c)		455,000	558,854
Indonesia Government 8.5% 10/12/2035 (c)		670,000	850,398
TOTAL INDONESIA			4,717,916
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		270,000	176,374
Israel Government 5.75% 3/12/2054		200,000	184,846
TOTAL ISRAEL			361,220
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	65,000,000	418,609
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (c)		115,000	106,663
Jordan Government 7.75% 1/15/2028 (c)		230,000	239,123
TOTAL JORDAN			345,786
KENYA - 0.0%
Republic of Kenya 6.3% 1/23/2034 (c)		105,000	88,463
Republic of Kenya 9.75% 2/16/2031 (c)		260,000	273,569
TOTAL KENYA			362,032
LEBANON - 0.0%
Lebanon Republic 5.8% (i)(q)		290,000	56,694
Lebanon Republic 6.375% (i)(q)		365,000	71,358
TOTAL LEBANON			128,052
MEXICO - 0.0%
United Mexican States 2.659% 5/24/2031		160,000	140,959
United Mexican States 3.25% 4/16/2030		300,000	280,475
United Mexican States 3.5% 2/12/2034		260,000	221,845
United Mexican States 3.75% 1/11/2028		300,000	294,996
United Mexican States 3.75% 4/19/2071		360,000	207,677
United Mexican States 4.875% 5/19/2033		200,000	190,750
United Mexican States 5.75% 10/12/2110		410,000	331,690
United Mexican States 6% 5/7/2036		340,000	341,020
United Mexican States 6.05% 1/11/2040		455,000	439,999
United Mexican States 6.338% 5/4/2053		200,000	184,600
United Mexican States 6.35% 2/9/2035		300,000	310,500
United Mexican States 6.875% 5/13/2037		200,000	210,400
United Mexican States 7.375% 5/13/2055		350,000	365,811
TOTAL MEXICO			3,520,722
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (c)		245,000	245,306
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (c)		550,000	579,871
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (c)		230,000	245,640
MULTI-NATIONAL - 0.0%
European Union 3.375% 12/12/2035 (q)	EUR	80,000	95,080
European Union 4% 4/4/2044 (q)	EUR	345,000	412,859
TOTAL MULTI-NATIONAL			507,939
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (c)		590,000	579,120
Republic of Nigeria 6.5% 11/28/2027 (c)		205,000	205,320
Republic of Nigeria 7.143% 2/23/2030 (c)		200,000	198,200
Republic of Nigeria 7.625% 11/21/2025 (c)		335,000	334,886
Republic of Nigeria 7.696% 2/23/2038 (c)		200,000	182,000
Republic of Nigeria 7.875% 2/16/2032 (c)		200,000	197,438
TOTAL NIGERIA			1,696,964
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (c)		195,000	199,388
Oman Sultanate 6% 8/1/2029 (c)		490,000	514,569
Oman Sultanate 6.25% 1/25/2031 (c)		270,000	289,286
Oman Sultanate 6.5% 3/8/2047 (c)		170,000	178,754
Oman Sultanate 6.75% 1/17/2048 (c)		255,000	272,583
TOTAL OMAN			1,454,580
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (c)		360,000	357,840
Islamic Republic of Pakistan 6.875% 12/5/2027 (c)		105,000	103,477
Islamic Republic of Pakistan 7.375% 4/8/2031 (c)		470,000	443,563
TOTAL PAKISTAN			904,880
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		165,000	139,074
Panamanian Republic 3.87% 7/23/2060		255,000	154,530
Panamanian Republic 4.5% 4/16/2050		420,000	298,433
Panamanian Republic 7.875% 3/1/2057		250,000	267,534
Panamanian Republic 8% 3/1/2038		200,000	221,100
TOTAL PANAMA			1,080,671
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (c)		125,000	108,531
Republic of Paraguay 4.95% 4/28/2031 (c)		265,000	265,166
Republic of Paraguay 5.4% 3/30/2050 (c)		150,000	132,026
Republic of Paraguay 6.65% 3/4/2055 (c)		200,000	206,688
TOTAL PARAGUAY			712,411
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		330,000	302,115
Peruvian Republic 3% 1/15/2034		190,000	163,045
Peruvian Republic 3.3% 3/11/2041		205,000	155,234
TOTAL PERU			620,394
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		200,000	131,599
Philippine Republic 5.5% 1/17/2048		125,000	124,999
Philippine Republic 5.6% 5/14/2049		240,000	241,294
Philippine Republic 5.609% 4/13/2033		240,000	254,100
Philippine Republic 5.95% 10/13/2047		250,000	263,838
TOTAL PHILIPPINES			1,015,830
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (c)		75,000	76,706
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (c)		85,000	89,718
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (c)		355,000	359,260
Republic of Poland 5.5% 3/18/2054		115,000	107,860
Republic of Poland 5.5% 4/4/2053		145,000	135,663
Republic of Poland 5.75% 11/16/2032		175,000	185,127
TOTAL POLAND			954,334
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (c)		455,000	388,099
State of Qatar 4.625% 6/2/2046 (c)		480,000	432,382
State of Qatar 4.817% 3/14/2049 (c)		370,000	338,360
State of Qatar 5.103% 4/23/2048 (c)		555,000	529,986
State of Qatar 9.75% 6/15/2030 (c)		135,000	167,864
TOTAL QATAR			1,856,691
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (q)	EUR	100,000	99,148
Romanian Republic 3% 2/27/2027 (c)		105,000	102,244
Romanian Republic 3.625% 3/27/2032 (c)		200,000	175,812
Romanian Republic 4% 2/14/2051 (c)		221,000	141,716
Romanian Republic 5.75% 9/16/2030 (c)		208,000	209,824
Romanian Republic 5.875% 7/11/2032 (q)	EUR	400,000	478,199
Romanian Republic 6.375% 9/18/2033 (q)	EUR	300,000	368,740
Romanian Republic 6.625% 2/17/2028 (c)		90,000	93,577
Romanian Republic 7.125% 1/17/2033 (c)		105,000	111,575
Romanian Republic 7.5% 2/10/2037 (c)		314,000	333,468
TOTAL ROMANIA			2,114,303
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (c)		275,000	241,313
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (c)		305,000	258,561
Kingdom of Saudi Arabia 3.25% 10/22/2030 (c)		595,000	563,120
Kingdom of Saudi Arabia 3.45% 2/2/2061 (c)		450,000	281,772
Kingdom of Saudi Arabia 3.75% 1/21/2055 (c)		315,000	218,295
Kingdom of Saudi Arabia 4.5% 10/26/2046 (c)		410,000	343,500
Kingdom of Saudi Arabia 4.5% 4/22/2060 (c)		590,000	468,256
Kingdom of Saudi Arabia 4.625% 10/4/2047 (c)		300,000	253,650
TOTAL SAUDI ARABIA			2,387,154
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (c)		280,000	207,725
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (c)		365,000	314,698
Republic of Serbia 6% 6/12/2034 (c)		110,000	112,640
Republic of Serbia 6.5% 9/26/2033 (c)		200,000	212,500
TOTAL SERBIA			639,838
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		200,000	200,185
South African Republic 5% 10/12/2046		200,000	140,608
South African Republic 5.65% 9/27/2047		220,000	167,443
South African Republic 5.75% 9/30/2049		250,000	189,729
South African Republic 5.875% 4/20/2032		200,000	198,203
South African Republic 7.1% 11/19/2036 (c)		335,000	337,345
TOTAL SOUTH AFRICA			1,233,513
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (c)(m)		138,250	127,190
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (c)(m)		262,332	218,064
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (c)(m)		199,093	166,989
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (c)(m)		99,504	83,335
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (c)(m)		48,374	34,587
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (c)		104,640	99,539
TOTAL SRI LANKA			729,704
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		225,000	224,492
Turkish Republic 4.75% 1/26/2026		435,000	435,000
Turkish Republic 4.875% 10/9/2026		430,000	429,583
Turkish Republic 4.875% 4/16/2043		620,000	451,670
Turkish Republic 5.125% 2/17/2028		225,000	223,453
Turkish Republic 5.25% 3/13/2030		85,000	82,362
Turkish Republic 5.75% 5/11/2047		200,000	154,950
Turkish Republic 5.875% 6/26/2031		180,000	175,527
Turkish Republic 6% 1/14/2041		470,000	402,320
Turkish Republic 6.625% 2/17/2045		200,000	175,886
Turkish Republic 7.125% 7/17/2032		250,000	255,245
Turkish Republic 7.625% 5/15/2034		200,000	210,160
Turkish Republic 9.125% 7/13/2030		350,000	393,925
Turkish Republic 9.375% 1/19/2033		335,000	385,541
Turkish Republic 9.375% 3/14/2029		780,000	867,454
Turkish Republic 9.875% 1/15/2028		410,000	449,258
TOTAL TURKEY			5,316,826
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (c)(m)		56,813	28,691
Ukraine Government 0% 2/1/2034 (c)(m)		212,307	84,392
Ukraine Government 0% 2/1/2035 (c)(m)		304,411	157,533
Ukraine Government 0% 2/1/2036 (c)(m)		184,509	95,022
Ukraine Government 0% 8/1/2041 (c)(d)		160,000	122,400
Ukraine Government 4.5% 2/1/2029 (c)(m)		343,290	222,280
Ukraine Government 4.5% 2/1/2034 (c)(m)		422,544	227,117
Ukraine Government 4.5% 2/1/2035 (c)(m)		192,527	102,521
Ukraine Government 4.5% 2/1/2036 (c)(m)		136,722	72,121
TOTAL UKRAINE			1,112,077
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (c)		400,000	265,052
Emirate of Abu Dhabi 3.125% 9/30/2049 (c)		1,175,000	816,220
Emirate of Abu Dhabi 3.875% 4/16/2050 (c)		285,000	224,814
Emirate of Abu Dhabi 5.5% 4/30/2054 (c)		200,000	202,185
Emirate of Dubai 3.9% 9/9/2050 (q)		505,000	374,806
Emirate of Dubai 5.25% 1/30/2043 (q)		200,000	195,626
TOTAL UNITED ARAB EMIRATES			2,078,703
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		350,000	323,225
Uruguay Republic 5.75% 10/28/2034		140,000	148,680
TOTAL URUGUAY			471,905
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.9% 10/19/2031 (c)		230,000	208,654
VENEZUELA - 0.0%
Venezuela Republic 11.95% (i)(q)		560,000	124,600
Venezuela Republic 12.75% (i)(q)		105,000	22,284
Venezuela Republic 9.25% (i)		1,285,000	294,908
TOTAL VENEZUELA			441,792
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (c)		465,000	309,890
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $69,438,939)			72,250,028

Non-Convertible Corporate Bonds - 21.7%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (c)		140,000	143,063
YPF SA 8.25% 1/17/2034 (c)		140,000	139,769

TOTAL ARGENTINA			282,832
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 2.688% 3/11/2031 (c)		525,000	474,990
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)		517,000	496,964
Commonwealth Bank of Australia 3.788% 8/26/2037 (d)(q)	EUR	300,000	350,770
Westpac Banking Corp 4.11% 7/24/2034 (d)		744,000	728,199
			2,050,923
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (q)	EUR	328,000	357,525
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (d)(q)	GBP	318,000	397,820
TOTAL FINANCIALS			2,806,268

Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 8% 11/1/2027 (c)		1,580,000	1,608,167
Mineral Resources Ltd 8.125% 5/1/2027 (c)		585,000	585,332
			2,193,499
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	510,000	355,544
TOTAL AUSTRALIA			5,355,311
AUSTRIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (q)	EUR	100,000	118,712
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (c)		360,000	363,645
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (q)		200,000	213,188

TOTAL AZERBAIJAN			576,833
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (c)		290,000	298,981
Bapco Energies BSC Closed 8.375% 11/7/2028 (c)		140,000	149,320

TOTAL BAHRAIN			448,301
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (c)		625,000	607,998
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (c)		400,000	397,356
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (q)	EUR	500,000	589,565
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (q)	EUR	500,000	599,103
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (q)	EUR	400,000	467,726
TOTAL BELGIUM			2,053,750
BRAZIL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (c)		125,000	137,286
NBM US Holdings Inc 6.625% 8/6/2029 (c)		330,000	332,488
			469,774
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (c)		235,000	212,088
TOTAL CONSUMER STAPLES			681,862

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (c)		172,865	166,598
Yinson Boronia Production BV 8.947% 7/31/2042 (c)		539,600	588,820
			755,418
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (c)		561,008	475,897
PRIO Luxembourg Holding Sarl 6.125% 6/9/2026 (c)		190,000	189,675
			665,572
TOTAL ENERGY			1,420,990

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (c)		465,000	477,020
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (c)		562,000	471,940
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (c)		400,000	419,200
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% (i)		188,748	1,887
Azul Secured Finance LLP 11.93% (i)		298,117	72,234
			74,121
TOTAL INDUSTRIALS			965,261

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (c)		150,000	86,625
Braskem Netherlands Finance BV 7.25% 2/13/2033 (c)		430,000	306,031
Braskem Netherlands Finance BV 8.5% 1/12/2031 (c)		235,000	178,600
			571,256
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (c)		245,000	235,568
CSN Resources SA 5.875% 4/8/2032 (c)		195,000	163,556
CSN Resources SA 8.875% 12/5/2030 (c)		200,000	199,550
ERO Copper Corp 6.5% 2/15/2030 (c)		670,000	653,250
Nexa Resources SA 6.6% 4/8/2037 (c)		200,000	204,977
Nexa Resources SA 6.75% 4/9/2034 (c)		60,000	63,225
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		1,570,876	1,559,801
Usiminas International Sarl 7.5% 1/27/2032 (c)		315,000	317,363
Vale Overseas Ltd 6.4% 6/28/2054		305,000	303,628
			3,700,918
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (c)		200,000	210,500
Suzano Austria GmbH 3.75% 1/15/2031		95,000	88,918
Suzano Austria GmbH 5% 1/15/2030		440,000	439,196
			738,614
TOTAL MATERIALS			5,010,788

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (c)		80,000	85,220
TOTAL BRAZIL			8,641,141
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.75% 9/19/2029 (c)(q)		1,400,000	1,409,870
CANADA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (d)		427,000	434,402
TELUS Corp 7% 10/15/2055 (d)		213,000	218,577
			652,979
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (d)		184,000	188,743
Rogers Communications Inc 7.125% 4/15/2055 (d)		184,000	191,006
			379,749
TOTAL COMMUNICATION SERVICES			1,032,728

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (c)		1,345,000	1,361,007
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		519,000	531,591
			1,892,598
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)		615,000	456,637
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (c)		435,000	425,038
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,700,000	2,679,684
Canadian Natural Resources Ltd 5.85% 2/1/2035		525,000	538,680
Cenovus Energy Inc 3.75% 2/15/2052		210,000	142,690
Cenovus Energy Inc 5.25% 6/15/2037		717,000	683,018
Cenovus Energy Inc 5.4% 6/15/2047		146,000	130,111
Cenovus Energy Inc 6.75% 11/15/2039		58,000	62,832
Parkland Corp 4.625% 5/1/2030 (c)		300,000	290,383
Parkland Corp 6.625% 8/15/2032 (c)		1,180,000	1,215,314
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)		477,000	498,557
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (d)		63,000	65,557
			6,731,864
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (d)(q)	EUR	1,300,000	1,520,415
Royal Bank of Canada 3.125% 9/27/2031 (d)(q)	EUR	510,000	596,784
			2,117,199
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (c)		150,000	149,868
TOTAL FINANCIALS			2,267,067

Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6.75% 6/15/2033 (c)		380,000	395,147
Bombardier Inc 7% 6/1/2032 (c)		1,370,000	1,430,517
			1,825,664
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (c)		1,540,000	1,605,378
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (c)		185,000	198,449
TOTAL INDUSTRIALS			3,629,491

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (c)		600,000	565,583
Open Text Corp 3.875% 2/15/2028 (c)		1,295,000	1,258,740
			1,824,323
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		1,129,000	1,123,982
Methanex Corp 5.25% 12/15/2029		260,000	258,310
Methanex Corp 5.65% 12/1/2044		451,000	375,405
			1,757,697
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (c)		280,000	279,804
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (c)		315,000	323,479
Champion Iron Canada Inc 7.875% 7/15/2032 (c)		150,000	156,546
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		65,000	64,554
			544,579
TOTAL MATERIALS			2,582,080

TOTAL CANADA			20,416,788
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (c)		1,168,000	1,139,898
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (c)		70,000	64,707
VTR Comunicaciones SpA 5.125% 1/15/2028 (c)		315,000	303,077
			367,784
TOTAL COMMUNICATION SERVICES			1,507,682

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)		200,000	206,062
Empresa Nacional del Petroleo 6.15% 5/10/2033 (c)		85,000	88,612
			294,674
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (c)		425,000	432,600
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (c)		385,000	343,459
Antofagasta PLC 5.625% 5/13/2032 (c)		110,000	112,039
Corp Nacional del Cobre de Chile 3% 9/30/2029 (c)		50,000	46,850
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (c)		150,000	140,719
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (c)		595,000	404,600
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (c)		115,000	113,321
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (c)		150,000	154,350
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (c)		140,000	138,040
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (c)		80,000	84,640
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (c)		200,000	206,916
			1,744,934
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (c)		200,000	206,670
Inversiones CMPC SA 3% 4/6/2031 (c)		235,000	209,810
			416,480
TOTAL MATERIALS			2,161,414

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (c)		224,826	227,097
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (c)		71,600	74,710
			301,807
TOTAL CHILE			4,698,177
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd 1.81% 1/26/2026 (c)		110,000	108,833
Tencent Holdings Ltd 2.39% 6/3/2030 (c)		225,000	208,499
Tencent Holdings Ltd 3.975% 4/11/2029 (c)		80,000	79,756
			397,088
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.061% 7/13/2031 (c)		200,000	178,898
Prosus NV 3.68% 1/21/2030 (c)		280,000	266,001
Prosus NV 4.027% 8/3/2050 (c)		270,000	184,680
Prosus NV 4.193% 1/19/2032 (c)		140,000	132,693
			762,272
Hotels, Restaurants & Leisure - 0.0%
Meituan 4.625% 10/2/2029 (c)		290,000	290,796
TOTAL CONSUMER DISCRETIONARY			1,053,068

Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (c)		270,000	270,670
TOTAL CHINA			1,720,826
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (c)		465,000	423,848
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (c)		195,000	190,320
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (c)		1,455,000	540,169
Ecopetrol SA 4.625% 11/2/2031		160,000	140,332
Ecopetrol SA 8.375% 1/19/2036		240,000	242,688
Ecopetrol SA 8.875% 1/13/2033		695,000	739,133
Geopark Ltd 5.5% 1/17/2027 (c)		235,000	220,900
Geopark Ltd 8.75% 1/31/2030 (c)		235,000	212,969
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)(r)		863,000	702,301
			2,798,492
TOTAL ENERGY			2,988,812

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (d)		200,000	214,151
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (c)		325,000	336,375
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (c)		1,305,000	1,197,338
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (c)		200,000	206,076
Termocandelaria Power SA 7.75% 9/17/2031 (c)		225,000	231,750
			1,635,164
TOTAL COLOMBIA			5,598,350
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (c)		635,000	643,054
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (c)		195,000	207,285
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (c)		250,000	255,860
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (c)		255,000	261,534
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (q)	EUR	500,000	483,228
CPI Property Group SA 6% 1/27/2032 (q)	EUR	300,000	357,989
			841,217
TOTAL CZECH REPUBLIC			1,102,751
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (q)	EUR	325,000	379,265
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (q)	EUR	150,000	182,587
TOTAL CONSUMER STAPLES			561,852

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (d)(q)	EUR	1,015,000	1,223,625
Jyske Bank A/S 5.125% 5/1/2035 (d)(q)	EUR	468,000	578,860
			1,802,485
TOTAL DENMARK			2,364,337
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (c)		230,000	239,920
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (c)		870,000	906,865
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (c)		90,000	86,431
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (q)	EUR	100,000	119,632
Citycon Treasury BV 5.375% 7/8/2031 (q)	EUR	100,000	120,527
			240,159
TOTAL FINLAND			1,233,455
FRANCE - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 1/15/2029 (c)		855,000	733,163
Altice France SA 5.125% 7/15/2029 (c)		2,230,000	1,906,650
Altice France SA 5.5% 1/15/2028 (c)		284,000	249,920
Altice France SA 5.5% 10/15/2029 (c)		726,000	622,545
Maya SAS/Paris France 7% 4/15/2032 (c)		405,000	416,581
Maya SAS/Paris France 8.5% 4/15/2031 (c)		310,000	333,602
			4,262,461
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (q)	EUR	300,000	349,752
TOTAL COMMUNICATION SERVICES			4,612,213

Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (d)(q)	EUR	100,000	118,420
RCI Banque SA 5.5% 10/9/2034 (d)(q)	EUR	200,000	245,631
			364,051
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (c)		1,005,000	1,067,198
Viridien 10% 10/15/2030 (c)		495,000	494,668
			1,561,866
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		532,000	497,836
BNP Paribas SA 3.132% 1/20/2033 (c)(d)		650,000	585,528
BNP Paribas SA 3.945% 2/18/2037 (d)(q)	EUR	900,000	1,044,111
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		5,406,000	5,632,954
BPCE SA 5.716% 1/18/2030 (c)(d)		250,000	258,315
Societe Generale SA 1.488% 12/14/2026 (c)(d)		1,953,000	1,935,186
Societe Generale SA 5.5% 4/13/2029 (c)(d)		3,692,000	3,773,743
Societe Generale SA 6.691% 1/10/2034 (c)(d)		544,000	585,457
			14,313,130
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (q)	EUR	249,000	267,112
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (q)	EUR	200,000	250,132
Electricite de France SA 5.5% 1/25/2035 (q)	GBP	400,000	519,997
			770,129
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (q)	EUR	300,000	353,944
Engie SA 4.25% 9/6/2034 (q)	EUR	400,000	487,315
Veolia Environnement SA 3.324% 6/17/2032 (q)	EUR	700,000	816,926
			1,658,185
TOTAL UTILITIES			2,428,314

TOTAL FRANCE			23,546,686
GERMANY - 0.6%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (q)	EUR	300,000	346,933
Schaeffler AG 4.75% 8/14/2029 (q)	EUR	200,000	240,994
Schaeffler AG 5.375% 4/1/2031 (q)	EUR	200,000	243,536
ZF Europe Finance BV 4.75% 1/31/2029 (q)	EUR	500,000	567,915
ZF Europe Finance BV 7% 6/12/2030 (q)	EUR	100,000	119,446
ZF North America Capital Inc 6.875% 4/14/2028 (c)(r)		920,000	931,873
			2,450,697
Automobiles - 0.0%
Volkswagen International Finance NV 4.125% 9/2/2035 (q)	EUR	200,000	234,460
TOTAL CONSUMER DISCRETIONARY			2,685,157

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (q)	EUR	225,000	271,937
Financials - 0.4%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (d)(q)	EUR	300,000	355,163
Commerzbank AG 4.875% 10/16/2034 (d)(q)	EUR	200,000	244,763
Commerzbank AG 8.625% 2/28/2033 (d)(q)	GBP	200,000	290,291
Volkswagen Bank GmbH 3.5% 6/19/2031 (q)	EUR	200,000	233,824
			1,124,041
Capital Markets - 0.4%
Deutsche Bank AG 6.125% 12/12/2030 (d)(q)	GBP	900,000	1,260,991
Deutsche Bank AG/New York NY 4.1% 1/13/2026		1,100,000	1,097,704
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)		10,000,000	10,161,792
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (d)		5,000,000	5,172,366
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)		980,000	1,031,115
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)		2,377,000	2,547,112
			21,271,080
Financial Services - 0.0%
KfW 1.375% 6/7/2032 (q)	EUR	200,000	215,953
KfW 3.25% 3/24/2031 (q)	EUR	225,000	273,738
			489,691
TOTAL FINANCIALS			22,884,812

Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.25% 12/15/2025 (c)		3,209,000	3,203,958
Bayer US Finance LLC 6.375% 11/21/2030 (c)		617,000	662,127
Bayer US Finance LLC 6.5% 11/21/2033 (c)		939,000	1,006,343
			4,872,428
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 9/30/2025 (n)	EUR	100,000	116,990
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (n)	EUR	100,000	116,990
Accentro Real Estate AG 5.625% 2/13/2026 (m)(q)	EUR	504,000	229,956
Deutsche EuroShop AG 4.5% 10/15/2030 (q)	EUR	200,000	233,730
LEG Immobilien SE 3.875% 1/20/2035 (q)	EUR	400,000	460,317
Sirius Real Estate Ltd 4% 1/22/2032 (q)	EUR	300,000	347,808
			1,505,791
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (q)	EUR	500,000	588,493
Amprion GmbH 3.625% 5/21/2031 (q)	EUR	100,000	119,877
Amprion GmbH 3.875% 6/5/2036 (q)	EUR	300,000	350,577
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (d)(q)	EUR	600,000	660,450
EnBW International Finance BV 3.5% 7/22/2031 (q)	EUR	171,000	205,356
EnBW International Finance BV 3.75% 11/20/2035 (q)	EUR	750,000	877,700
			2,802,453
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (c)		558,000	582,252
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (q)	EUR	217,000	255,729
TOTAL UTILITIES			3,640,434

TOTAL GERMANY			35,860,559
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (c)		595,000	589,645
Kosmos Energy Ltd 7.5% 3/1/2028 (c)		341,000	286,655
Kosmos Energy Ltd 7.75% 5/1/2027 (c)		140,000	132,522
Kosmos Energy Ltd 8.75% 10/1/2031 (c)		1,010,000	752,066
Tullow Oil PLC 10.25% 5/15/2026 (c)		1,314,000	1,106,634

TOTAL GHANA			2,867,522
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)		1,110,000	1,142,075
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (c)		350,000	329,841
Millicom International Cellular SA 4.5% 4/27/2031 (c)		165,000	153,533
Millicom International Cellular SA 5.125% 1/15/2028 (c)		927,000	919,758
Millicom International Cellular SA 6.25% 3/25/2029 (c)		1,440,000	1,447,650
Millicom International Cellular SA 7.375% 4/2/2032 (c)		245,000	252,534
			3,103,316
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (c)		235,000	229,080
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (c)		255,000	251,660
TOTAL GUATEMALA			3,584,056
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (d)(q)		690,000	655,270
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (c)		205,000	194,308
TOTAL HONG KONG			849,578
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (c)		85,000	87,577
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (q)		200,000	208,616
TOTAL HUNGARY			296,193
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (c)		135,000	137,700
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (c)		140,000	131,779
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (c)		265,000	263,344
TOTAL INDIA			532,823
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (c)		325,000	326,427
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (c)		315,000	330,356
Pertamina Persero PT 4.175% 1/21/2050 (c)		185,000	143,105
			799,888
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (c)		125,000	125,406
Freeport Indonesia PT 5.315% 4/14/2032 (c)		265,000	269,307
Freeport Indonesia PT 6.2% 4/14/2052 (c)		150,000	153,300
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (c)		450,000	464,710
			1,012,723
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (c)		90,000	91,200
TOTAL INDONESIA			1,903,811
IRELAND - 0.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (c)		1,370,000	1,394,948
Financials - 0.4%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		868,000	850,223
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		3,909,000	3,760,945
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		5,872,000	5,376,001
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		561,000	560,514
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		2,000,000	2,074,391
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		4,752,000	4,905,439
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)		419,000	431,029
			17,958,542
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (c)		850,000	858,468
GGAM Finance Ltd 6.875% 4/15/2029 (c)		1,735,000	1,795,733
Phoenix Aviation Capital Ltd 9.25% 7/15/2030 (c)		410,000	434,557
TrueNoord Capital DAC 8.75% 3/1/2030 (c)		485,000	515,240
			3,603,998
TOTAL FINANCIALS			21,562,540

Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (c)		290,000	289,257
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (c)		880,000	878,503
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (c)		4,604,000	4,649,930
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (c)		428,000	435,243
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (c)		2,337,000	2,397,926
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (c)		3,000,000	3,115,416
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)		3,000,000	3,104,579
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)		5,341,000	5,586,140
			20,456,994
TOTAL IRELAND			43,414,482
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (c)(q)		610,000	603,138
Energean Israel Finance Ltd 5.375% 3/30/2028 (c)(q)		395,000	383,150
Energean Israel Finance Ltd 5.875% 3/30/2031 (c)(q)		360,000	338,032
Energean PLC 6.5% 4/30/2027 (c)		789,000	780,262
Leviathan Bond Ltd 6.5% 6/30/2027 (c)(q)		380,000	378,480
			2,483,062
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		120,000	119,256
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		620,000	637,560
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		215,000	234,628
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		620,000	633,712
			1,625,156
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (c)(q)		260,000	238,479
TOTAL ISRAEL			4,346,697
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(d)		242,000	226,485
Intesa Sanpaolo SpA 5.71% 1/15/2026 (c)		3,773,000	3,781,436
Intesa Sanpaolo SpA 6.625% 6/20/2033 (c)		599,000	654,336
			4,662,257
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (c)		300,000	307,770
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (c)		345,000	353,560
TOTAL UTILITIES			661,330

TOTAL ITALY			5,323,587
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (c)		230,000	236,829
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (c)		200,000	204,000

TOTAL JAMAICA			440,829
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (q)	EUR	200,000	236,875
NTT Finance Corp 4.567% 7/16/2027 (c)		816,000	821,176
NTT Finance Corp 4.62% 7/16/2028 (c)		826,000	834,813
NTT Finance Corp 4.876% 7/16/2030 (c)		2,115,000	2,147,651
			4,040,515
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (c)		340,000	359,074
TOTAL JAPAN			4,399,589
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (c)		195,000	172,759
KazMunayGas National Co JSC 5.375% 4/24/2030 (c)		30,000	30,551
KazMunayGas National Co JSC 5.75% 4/19/2047 (c)		80,000	71,728
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (c)		225,000	205,087

TOTAL KAZAKHSTAN			480,125
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (c)		240,000	247,799
POSCO 5.875% 1/17/2033 (c)		70,000	73,749

TOTAL KOREA (SOUTH)			321,548
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (c)		125,000	118,828
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (c)		1,595,000	1,264,038
Altice Financing SA 9.625% 7/15/2027 (c)		35,000	32,550
Altice France Holding SA 6% 2/15/2028 (c)		960,000	345,570
			1,642,158
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	1,929,600	609,455
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (c)		535,000	551,853
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (c)		425,000	412,065
ION Trading Technologies Sarl 9.5% 5/30/2029 (c)		195,000	203,083
			615,148
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (c)		455,000	391,422
Real Estate - 0.1%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (q)	EUR	100,000	121,199
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (q)	EUR	197,000	220,199
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (q)	EUR	617,000	688,809
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (q)	EUR	289,000	357,021
Logicor Financing Sarl 1.625% 1/17/2030 (q)	EUR	181,000	197,009
Logicor Financing Sarl 2% 1/17/2034 (q)	EUR	428,000	426,868
Logicor Financing Sarl 3.75% 7/14/2032 (q)	EUR	300,000	347,646
Logicor Financing Sarl 4.25% 7/18/2029 (q)	EUR	100,000	120,985
P3 Group Sarl 4% 4/19/2032 (q)	EUR	300,000	353,624
			2,712,161
TOTAL REAL ESTATE			2,833,360

TOTAL LUXEMBOURG			6,643,396
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (c)		265,000	243,469
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (c)		235,000	155,102
Petronas Capital Ltd 3.5% 4/21/2030 (c)		120,000	116,658
			271,760
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (c)		450,000	445,307
TOTAL MALAYSIA			960,536
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (c)		695,000	695,000
MEXICO - 1.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (c)		205,000	171,944
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (c)		200,000	195,126
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
FEL Energy VI SARL 5.75% 12/1/2040 (c)		109,886	105,367
Petroleos Mexicanos 5.95% 1/28/2031		39,470,000	36,983,390
Petroleos Mexicanos 6.35% 2/12/2048		3,548,000	2,656,600
Petroleos Mexicanos 6.49% 1/23/2027		570,000	570,770
Petroleos Mexicanos 6.5% 3/13/2027		20,000	20,090
Petroleos Mexicanos 6.5% 6/2/2041		85,000	69,075
Petroleos Mexicanos 6.625% 6/15/2035		1,020,000	921,060
Petroleos Mexicanos 6.7% 2/16/2032		5,045,000	4,837,903
Petroleos Mexicanos 6.75% 9/21/2047		13,445,000	10,494,495
Petroleos Mexicanos 6.84% 1/23/2030		1,532,000	1,522,808
Petroleos Mexicanos 6.875% 8/4/2026		200,000	200,820
Petroleos Mexicanos 6.95% 1/28/2060		1,224,000	947,988
Petroleos Mexicanos 7.69% 1/23/2050		4,015,000	3,423,952
			62,754,318
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (c)		215,000	220,569
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (c)		565,000	573,226
TOTAL FINANCIALS			793,795

Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (c)		310,000	309,321
Materials - 0.0%
Chemicals - 0.0%
Braskem Idesa SAPI 7.45% 11/15/2029 (c)		230,000	166,246
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (c)		140,000	117,732
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (c)		370,000	378,510
			662,488
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (c)		155,000	116,924
TOTAL MATERIALS			779,412

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (c)		243,753	260,030
Saavi Energia Sarl 8.875% 2/10/2035 (c)		410,000	435,752
			695,782
TOTAL MEXICO			65,699,698
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (c)		230,000	210,514
OCP SA 6.1% 4/30/2030 (c)		200,000	206,000
OCP SA 6.75% 5/2/2034 (c)		255,000	269,186
OCP SA 6.875% 4/25/2044 (c)		160,000	159,138
OCP SA 7.5% 5/2/2054 (c)		115,000	118,828

TOTAL MOROCCO			963,666
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.375% 5/15/2030 (q)	EUR	85,000	99,301
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (q)	EUR	200,000	234,044
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (c)		230,000	215,846
TOTAL COMMUNICATION SERVICES			449,890

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (q)	EUR	400,000	503,963
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (q)	EUR	400,000	419,309
Cooperatieve Rabobank UA 5.71% 1/21/2033 (c)(d)		650,000	683,778
ING Groep NV 3% 8/17/2031 (d)(q)	EUR	1,100,000	1,273,883
			2,376,970
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (d)(q)		393,000	395,517
TOTAL FINANCIALS			2,772,487

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		1,841,000	1,839,995
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		5,308,000	5,274,043
			7,114,038
TOTAL NETHERLANDS			10,840,378
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (c)		329,000	323,243
IHS Holding Ltd 6.25% 11/29/2028 (c)		55,000	54,363
IHS Holding Ltd 7.875% 5/29/2030 (c)		525,000	535,469
IHS Holding Ltd 8.25% 11/29/2031 (c)		545,000	560,565
			1,473,640
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 9.125% 3/21/2030 (c)		200,000	205,438
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (c)		158,119	158,515
TOTAL NIGERIA			1,837,593
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)		440,000	456,948
TGS ASA 8.5% 1/15/2030 (c)		418,000	426,544
			883,492
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (d)(q)	EUR	279,000	307,465
TOTAL NORWAY			1,190,957
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (c)		1,255,000	1,275,394
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (c)		460,000	434,755
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (c)		1,465,000	1,538,055
TOTAL COMMUNICATION SERVICES			3,248,204

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (c)		105,000	80,168
TOTAL PANAMA			3,328,372
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (c)		303,000	302,527
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (c)		230,000	226,193
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(d)		235,000	239,253
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/18/2029 (c)		325,000	343,493
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (c)		200,000	205,700
Volcan Cia Minera SAA 8.75% 1/24/2030 (c)		736,000	748,402
			954,102
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (c)		345,000	348,683
TOTAL PERU			2,111,724
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (c)		260,000	269,027
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (q)	EUR	568,000	606,180
TOTAL POLAND			875,207
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (d)(q)	EUR	300,000	354,141
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (c)		170,000	155,026
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (c)		350,000	339,294
QatarEnergy 2.25% 7/12/2031 (c)		925,000	820,951
QatarEnergy 3.125% 7/12/2041 (c)		535,000	402,186
QatarEnergy 3.3% 7/12/2051 (c)		815,000	555,619
			2,118,050
TOTAL QATAR			2,273,076
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (c)		639,243	581,311
Saudi Arabian Oil Co 2.25% 11/24/2030 (c)		445,000	401,110
Saudi Arabian Oil Co 3.25% 11/24/2050 (c)		345,000	226,520
Saudi Arabian Oil Co 3.5% 11/24/2070 (c)		135,000	83,896
Saudi Arabian Oil Co 3.5% 4/16/2029 (c)		710,000	690,908
Saudi Arabian Oil Co 4.25% 4/16/2039 (c)		785,000	703,824
Saudi Arabian Oil Co 4.375% 4/16/2049 (c)		120,000	96,914
Saudi Arabian Oil Co 5.875% 7/17/2064 (c)		200,000	189,774
Saudi Arabian Oil Co 6.375% 6/2/2055 (q)		350,000	360,696
			3,334,953
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (q)		355,000	359,661
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (c)		435,000	450,443
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (c)		270,000	279,450
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (c)		400,000	422,148
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (c)		120,000	127,429
			1,279,470
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (c)		335,000	344,171
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (q)		210,000	210,294
TOTAL SAUDI ARABIA			5,528,549
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (c)		335,000	336,911
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		1,370,000	1,185,913
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (c)		145,000	146,009
TOTAL COMMUNICATION SERVICES			1,331,922

Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (c)		130,000	136,223
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		555,000	549,972
Sasol Financing USA LLC 5.5% 3/18/2031		100,000	84,308
			634,280
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (c)		200,000	205,576
TOTAL MATERIALS			839,856

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (c)		350,000	357,438
Eskom Holdings 8.45% 8/10/2028 (c)		220,000	233,543
			590,981
TOTAL SOUTH AFRICA			2,898,982
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		400,000	420,243
CaixaBank SA 3.625% 9/19/2032 (d)(q)	EUR	600,000	709,965
CaixaBank SA 5.673% 3/15/2030 (c)(d)		280,000	291,076
			1,421,284
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (c)		215,000	208,339
TOTAL SPAIN			1,629,623
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.875% 11/5/2029 (q)	EUR	475,000	562,549
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (q)	EUR	135,000	145,707

TOTAL SWEDEN			708,256
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (c)(d)		1,190,000	1,158,220
UBS Group AG 2.125% 11/15/2029 (d)(q)	GBP	285,000	356,758
UBS Group AG 3.869% 1/12/2029 (c)(d)		1,570,000	1,555,174
UBS Group AG 4.125% 6/9/2033 (d)(q)	EUR	378,000	459,747
UBS Group AG 4.125% 9/24/2025 (c)		500,000	499,813
UBS Group AG 4.194% 4/1/2031 (c)(d)		2,010,000	1,986,355
UBS Group AG 4.55% 4/17/2026		388,000	388,579
UBS Group AG 4.75% 3/17/2032 (d)(q)	EUR	1,093,000	1,371,439
UBS Group AG 5.428% 2/8/2030 (c)(d)		5,000,000	5,164,356
UBS Group AG 6.537% 8/12/2033 (c)(d)		10,000,000	10,965,862
			23,906,303
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)		200,000	200,626
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (d)(q)		374,000	335,305
			535,931
TOTAL FINANCIALS			24,442,234

Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (c)		1,360,000	1,309,083
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (c)		464,000	468,975
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (c)		30,000	31,199
			1,809,257
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (c)		590,000	542,259
Consolidated Energy Finance SA 5.625% 10/15/2028 (c)		220,000	184,535
			726,794
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (q)	EUR	125,000	148,637
TOTAL MATERIALS			875,431

TOTAL SWITZERLAND			27,126,922
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		1,495,000	1,547,325
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (c)		105,000	70,337
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (c)		200,000	203,168
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (c)		140,000	147,000
			350,168
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (c)		105,000	110,185
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (c)		124,000	122,426
TOTAL TURKEY			582,779
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (c)		116,756	91,944
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (c)		230,000	215,337
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (c)		210,088	188,974
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (c)		790,000	687,798
			1,092,109
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (c)		265,000	253,905
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (c)		230,000	242,277
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (c)		280,000	265,213
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (c)		120,000	117,191
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (c)		390,000	360,384
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (c)		145,000	153,066
Sobha Sukuk Ltd 8.75% 7/17/2028 (q)		200,000	208,518
			1,600,554
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (c)		170,000	164,421
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (c)		295,000	284,717
			449,138
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (d)(q)		200,000	208,250
Alpha Star Holding IX Ltd 7% 8/26/2028 (q)		200,000	204,525
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (q)		200,000	207,813
			620,588
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (c)		235,000	184,475
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (c)		150,000	150,348
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (c)		135,000	135,285
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (c)		280,000	273,350
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (c)		85,000	87,076
			830,534
TOTAL UNITED ARAB EMIRATES			4,592,923
UNITED KINGDOM - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)		195,000	203,126
Virgin Media Finance PLC 5% 7/15/2030 (c)		40,000	36,582
			239,708
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (c)		1,225,000	1,150,033
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 4.875% 10/3/2078 (d)(q)	GBP	106,000	143,175
TOTAL COMMUNICATION SERVICES			1,532,916

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)		75,000	78,750
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)		365,000	380,499
			459,249
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (q)	GBP	200,000	218,206
Marks & Spencer PLC 3.25% 7/10/2027 (m)(q)	GBP	339,000	447,288
			665,494
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC 3.375% 10/8/2028 (q)	GBP	254,000	329,014
Whitbread Group PLC 2.375% 5/31/2027 (q)	GBP	249,000	321,969
Whitbread Group PLC 3.375% 10/16/2025 (q)	GBP	1,045,000	1,409,921
			2,060,904
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (q)	GBP	648,000	735,625
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (c)		445,000	450,599
TOTAL CONSUMER DISCRETIONARY			4,371,871

Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 4.7% 4/2/2027		1,252,000	1,258,658
BAT Capital Corp 4.906% 4/2/2030		1,500,000	1,525,251
BAT Capital Corp 5.282% 4/2/2050		1,500,000	1,328,790
BAT Capital Corp 6% 2/20/2034		10,000,000	10,611,439
BAT Capital Corp 6.421% 8/2/2033		1,137,000	1,239,613
BAT International Finance PLC 4.125% 4/12/2032 (q)	EUR	1,017,000	1,227,867
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (q)	EUR	902,000	1,143,936
Imperial Brands Finance PLC 3.875% 2/12/2034 (q)	EUR	125,000	144,705
Imperial Brands Finance PLC 6.125% 7/27/2027 (c)		764,000	788,872
Reynolds American Inc 7.25% 6/15/2037		75,000	84,897
			19,354,028
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (c)		1,965,000	2,169,562
Financials - 0.6%
Banks - 0.6%
Barclays PLC 3.543% 8/14/2031 (d)(q)	EUR	600,000	707,825
Barclays PLC 5.088% 6/20/2030 (d)		1,421,000	1,441,214
Barclays PLC 5.2% 5/12/2026		1,318,000	1,323,053
Barclays PLC 5.69% 3/12/2030 (d)		3,094,000	3,219,394
Barclays PLC 5.829% 5/9/2027 (d)		2,370,000	2,391,484
Barclays PLC 6.224% 5/9/2034 (d)		8,576,000	9,153,662
Barclays PLC 6.49% 9/13/2029 (d)		2,400,000	2,543,985
Barclays PLC 6.692% 9/13/2034 (d)		2,000,000	2,191,025
Barclays PLC 8.407% 11/14/2032 (d)(q)	GBP	217,000	312,997
HSBC Holdings PLC 4.787% 3/10/2032 (d)(q)	EUR	547,000	685,316
HSBC Holdings PLC 4.856% 5/23/2033 (d)(q)	EUR	640,000	807,122
HSBC Holdings PLC 5.813% 5/22/2033 (d)(q)	GBP	325,000	450,176
HSBC Holdings PLC 8.201% 11/16/2034 (d)(q)	GBP	225,000	333,538
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(q)	EUR	925,000	1,159,497
NatWest Group PLC 2.105% 11/28/2031 (d)(q)	GBP	638,000	836,940
NatWest Group PLC 3.073% 5/22/2028 (d)		951,000	932,867
NatWest Group PLC 5.847% 3/2/2027 (d)		3,394,000	3,418,101
NatWest Group PLC 7.416% 6/6/2033 (d)(q)	GBP	341,000	485,360
Standard Chartered PLC 3.864% 3/17/2033 (d)(q)	EUR	300,000	355,431
Virgin Money UK PLC 7.625% 8/23/2029 (d)(q)	GBP	586,000	854,042
			33,603,029
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (q)	EUR	450,000	529,174
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (d)(q)	EUR	200,000	237,364
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (q)	GBP	385,000	591,159
TOTAL FINANCIALS			34,960,726

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (c)		225,000	215,807
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (q)	EUR	736,000	741,300
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (q)	GBP	141,000	187,904
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (q)	GBP	505,000	686,416
TOTAL INDUSTRIALS			1,615,620

Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (q)	GBP	200,000	269,091
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (q)	EUR	235,000	271,715
TOTAL REAL ESTATE			540,806

Utilities - 0.1%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (q)	EUR	275,000	322,205
NGG Finance PLC 2.125% 9/5/2082 (d)(q)	EUR	555,000	636,235
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (q)	EUR	375,000	439,482
			1,397,922
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		800,000	811,438
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (c)		430,000	443,975
			1,255,413
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (q)	GBP	179,000	215,707
Anglian Water Services Financing PLC 5.875% 6/20/2031 (q)	GBP	325,000	448,209
Anglian Water Services Financing PLC 6.25% 9/12/2044 (q)	GBP	175,000	221,749
Anglian Water Services Financing PLC 6.293% 7/30/2030 (q)	GBP	305,000	427,195
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (q)	EUR	375,000	438,566
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (q)	GBP	348,000	438,038
South West Water Finance PLC 5.75% 12/11/2032 (q)	GBP	100,000	137,185
SW Finance I PLC 6.875% 8/7/2032 (q)	GBP	100,000	136,267
SW Finance I PLC 7.375% 12/12/2041 (q)	GBP	346,000	460,322
United Utilities Water Finance PLC 3.5% 2/27/2033 (q)	EUR	300,000	348,713
Wessex Water Services Finance PLC 6.125% 9/19/2034 (q)	GBP	300,000	405,595
Yorkshire Water Finance PLC 6% 7/22/2033 (q)	GBP	300,000	403,067
			4,080,613
TOTAL UTILITIES			6,733,948

TOTAL UNITED KINGDOM			71,495,284
UNITED STATES - 16.2%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.1%
AT&T Inc 3.8% 12/1/2057		4,105,000	2,824,813
AT&T Inc 4.3% 2/15/2030		559,000	559,857
Cablevision Lightpath LLC 3.875% 9/15/2027 (c)		175,000	172,650
Connect Holding II LLC 10.5% 4/3/2031 (c)		345,000	339,545
Level 3 Financing Inc 10% 10/15/2032 (c)		65,000	65,244
Level 3 Financing Inc 3.625% 1/15/2029 (c)		269,000	228,650
Level 3 Financing Inc 3.75% 7/15/2029 (c)		271,000	226,285
Level 3 Financing Inc 3.875% 10/15/2030 (c)		240,000	204,000
Level 3 Financing Inc 4% 4/15/2031 (c)		25,000	20,938
Level 3 Financing Inc 4.25% 7/1/2028 (c)		70,000	64,225
Level 3 Financing Inc 4.5% 4/1/2030 (c)		1,490,000	1,337,275
Level 3 Financing Inc 4.875% 6/15/2029 (c)		210,000	195,825
Level 3 Financing Inc 6.875% 6/30/2033 (c)		970,000	978,706
Level 3 Financing Inc 7% 3/31/2034 (c)		590,000	594,007
Lumen Technologies Inc 4.125% 4/15/2030 (c)		110,000	107,800
Lumen Technologies Inc 4.5% 1/15/2029 (c)		70,000	63,700
Verizon Communications Inc 2.55% 3/21/2031		1,065,000	965,856
Verizon Communications Inc 4.78% 2/15/2035		1,330,000	1,296,846
			10,246,222
Interactive Media & Services - 0.0%
Alphabet Inc 3.375% 5/6/2037	EUR	100,000	114,455
Alphabet Inc 3.875% 5/6/2045	EUR	100,000	113,462
Alphabet Inc 4% 5/6/2054	EUR	100,000	111,821
Snap Inc 6.875% 3/1/2033 (c)		355,000	358,690
Snap Inc 6.875% 3/15/2034 (c)		195,000	195,509
			893,937
Media - 1.1%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)		590,000	489,741
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (r)		2,040,000	1,865,490
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (c)		2,075,000	1,924,827
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		5,694,000	4,824,273
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		6,526,000	6,135,560
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		2,154,000	1,760,632
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		3,941,000	3,348,953
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,499,000	2,045,478
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		861,000	767,340
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		1,898,000	1,995,045
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		2,039,000	1,983,274
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		15,310,000	16,240,697
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		11,000,000	11,733,154
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (c)		590,000	599,309
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (c)		590,000	600,533
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (c)		491,000	456,479
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (c)		230,000	223,694
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)		400,000	416,668
CMG Media Corp 8.875% 6/18/2029 (c)		125,000	116,466
Comcast Corp 6.45% 3/15/2037		365,000	404,216
CSC Holdings LLC 3.375% 2/15/2031 (c)		3,115,000	1,992,350
CSC Holdings LLC 4.125% 12/1/2030 (c)		5,000	3,276
CSC Holdings LLC 4.5% 11/15/2031 (c)		365,000	236,781
CSC Holdings LLC 4.625% 12/1/2030 (c)		1,350,000	591,459
CSC Holdings LLC 5.375% 2/1/2028 (c)		100,000	91,773
DISH DBS Corp 5.125% 6/1/2029		1,637,000	1,351,344
DISH DBS Corp 5.25% 12/1/2026 (c)		80,000	77,603
DISH DBS Corp 7.375% 7/1/2028		310,000	280,550
DISH DBS Corp 7.75% 7/1/2026		125,000	121,563
Dotdash Meredith Inc 7.625% 6/15/2032 (c)		140,000	137,158
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		2,398,038	2,365,832
EW Scripps Co/The 9.875% 8/15/2030 (c)		210,000	197,408
Time Warner Cable LLC 6.75% 6/15/2039		545,000	564,325
Time Warner Cable LLC 7.3% 7/1/2038		2,420,000	2,635,538
Univision Communications Inc 7.375% 6/30/2030 (c)(r)		1,620,000	1,628,846
Univision Communications Inc 8.5% 7/31/2031 (c)(r)		1,015,000	1,045,918
Univision Communications Inc 9.375% 8/1/2032 (c)		645,000	679,244
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	152,000	158,151
			72,090,948
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027		1,250,000	1,242,125
T-Mobile USA Inc 3.875% 4/15/2030		2,100,000	2,056,933
T-Mobile USA Inc 4.5% 4/15/2050		528,000	431,522
T-Mobile USA Inc 5.05% 7/15/2033		13,000,000	13,133,356
			16,863,936
TOTAL COMMUNICATION SERVICES			100,095,043

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (c)		365,000	380,127
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (c)		370,000	383,402
Patrick Industries Inc 6.375% 11/1/2032 (c)		197,000	199,837
			963,366
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		4,000,000	3,429,182
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (c)		340,000	321,262
Stellantis Finance US Inc 5.75% 3/18/2030 (c)		570,000	577,076
			4,327,520
Broadline Retail - 0.0%
GrubHub Holdings Inc 5.5% 7/1/2027 (c)		490,000	488,314
Nordstrom Inc 4.375% 4/1/2030 (r)		315,000	290,094
Saks Global Enterprises LLC 11% 12/15/2029 (c)		670,500	264,780
Wayfair LLC 7.25% 10/31/2029 (c)(r)		1,065,000	1,085,904
Wayfair LLC 7.75% 9/15/2030 (c)(r)		1,374,000	1,419,554
			3,548,646
Diversified Consumer Services - 0.0%
Service Corp International/US 5.75% 10/15/2032		160,000	161,589
Sotheby's 7.375% 10/15/2027 (c)		570,000	563,726
StoneMor Inc 8.5% 5/15/2029 (c)		943,000	909,740
TKC Holdings Inc 10.5% 5/15/2029 (c)		1,110,000	1,133,294
TKC Holdings Inc 6.875% 5/15/2028 (c)		350,000	351,584
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)(r)		1,175,000	1,174,342
			4,294,275
Hotels, Restaurants & Leisure - 0.3%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (c)		530,000	549,654
Caesars Entertainment Inc 6% 10/15/2032 (c)(r)		1,525,000	1,495,191
Caesars Entertainment Inc 6.5% 2/15/2032 (c)		820,000	840,651
Carnival Corp 5.75% 3/15/2030 (c)		755,000	773,991
Carnival Corp 5.75% 8/1/2032 (c)		80,000	81,400
Carnival Corp 5.875% 6/15/2031 (c)		740,000	758,607
Carnival Corp 6% 5/1/2029 (c)		500,000	506,484
Carnival Corp 6.125% 2/15/2033 (c)		1,750,000	1,797,057
CEC Entertainment LLC 6.75% 5/1/2026 (c)		670,000	667,271
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (c)		1,410,000	1,326,034
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		1,250,000	1,140,959
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (c)		390,000	393,218
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		355,000	362,289
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		1,175,000	1,196,509
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (c)		50,000	51,020
Life Time Inc 6% 11/15/2031 (c)		1,165,000	1,177,392
Lindblad Expeditions LLC 7% 9/15/2030 (c)		225,000	230,423
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (c)		480,000	386,013
McDonald's Corp 3.5% 5/21/2032 (q)	EUR	425,000	501,000
McDonald's Corp 3.5% 7/1/2027		353,000	349,858
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (c)		370,000	389,774
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (c)		370,000	382,359
NCL Corp Ltd 6.75% 2/1/2032 (c)		365,000	376,429
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)		1,900,000	1,930,359
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)		886,000	909,010
Travel + Leisure Co 6.125% 9/1/2033 (c)		195,000	195,711
Yum! Brands Inc 4.625% 1/31/2032		219,000	211,691
			18,980,354
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (c)		195,000	195,383
LGI Homes Inc 7% 11/15/2032 (c)		1,030,000	1,004,513
LGI Homes Inc 8.75% 12/15/2028 (c)		251,000	262,917
New Home Co Inc/The 8.5% 11/1/2030 (c)		250,000	259,292
Newell Brands Inc 6.375% 5/15/2030 (r)		395,000	389,806
Newell Brands Inc 6.625% 5/15/2032 (r)		240,000	234,411
Newell Brands Inc 6.875% 4/1/2036 (m)		335,000	327,352
Newell Brands Inc 7% 4/1/2046 (m)		290,000	252,005
Newell Brands Inc 8.5% 6/1/2028 (c)		780,000	823,466
TopBuild Corp 4.125% 2/15/2032 (c)		385,000	358,822
Whirlpool Corp 5.75% 3/1/2034		45,000	43,643
Whirlpool Corp 6.125% 6/15/2030		767,000	775,526
Whirlpool Corp 6.5% 6/15/2033		725,000	730,067
			5,657,203
Specialty Retail - 0.1%
AutoNation Inc 4.75% 6/1/2030		156,000	156,555
AutoZone Inc 4% 4/15/2030		1,110,000	1,095,118
Carvana Co 5.625% 10/1/2025 (c)		1,670,000	1,665,826
Carvana Co 9% 12/1/2028 pay-in-kind (c)(d)		204,971	209,638
Carvana Co 9% 6/1/2030 pay-in-kind (c)(d)		766,250	801,531
Champions Financing Inc 8.75% 2/15/2029 (c)(r)		220,000	210,477
LBM Acquisition LLC 6.25% 1/15/2029 (c)		345,000	316,497
LBM Acquisition LLC 9.5% 6/15/2031 (c)		705,000	738,854
Lowe's Cos Inc 3.35% 4/1/2027		149,000	147,286
Lowe's Cos Inc 3.75% 4/1/2032		459,000	435,846
Lowe's Cos Inc 4.25% 4/1/2052		1,870,000	1,448,837
O'Reilly Automotive Inc 4.2% 4/1/2030		246,000	245,384
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (r)		150,000	155,624
SGUS LLC 11% 12/15/2029 (c)		284,045	249,671
Staples Inc 10.75% 9/1/2029 (c)		740,000	708,550
Staples Inc 12.75% 1/15/2030 (c)		338,275	240,785
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)(r)		215,000	227,473
			9,053,952
Textiles, Apparel & Luxury Goods - 0.0%
Wolverine World Wide Inc 4% 8/15/2029 (c)		220,000	202,317
TOTAL CONSUMER DISCRETIONARY			47,027,633

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		700,000	689,389
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)		495,000	506,331
C&S Group Enterprises LLC 5% 12/15/2028 (c)		665,000	604,650
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		1,070,000	1,126,409
Kroger Co/The 5% 9/15/2034		2,680,000	2,671,109
Mars Inc 4.8% 3/1/2030 (c)		4,050,000	4,127,390
Mars Inc 5% 3/1/2032 (c)		3,041,000	3,103,835
Performance Food Group Inc 6.125% 9/15/2032 (c)		385,000	394,054
Sysco Corp 5.95% 4/1/2030		471,000	500,963
Sysco Corp 6.6% 4/1/2050		710,000	765,231
US Foods Inc 5.75% 4/15/2033 (c)		270,000	270,882
US Foods Inc 7.25% 1/15/2032 (c)		180,000	188,999
			14,949,242
Food Products - 0.0%
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)		175,000	188,022
Lamb Weston Holdings Inc 4.375% 1/31/2032 (c)(r)		1,365,000	1,284,064
Post Holdings Inc 6.25% 10/15/2034 (c)		330,000	331,955
Post Holdings Inc 6.375% 3/1/2033 (c)		600,000	606,092
			2,410,133
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (c)		210,000	214,426
Tobacco - 0.1%
Altria Group Inc 3.875% 9/16/2046		1,521,000	1,132,384
Altria Group Inc 4.25% 8/9/2042		932,000	763,615
Altria Group Inc 4.5% 5/2/2043		632,000	528,400
Altria Group Inc 4.8% 2/14/2029		173,000	175,749
Altria Group Inc 5.95% 2/14/2049		600,000	596,446
Philip Morris International Inc 3.25% 6/6/2032	EUR	900,000	1,044,505
			4,241,099
TOTAL CONSUMER STAPLES			21,814,900

Energy - 2.1%
Energy Equipment & Services - 0.0%
Nabors Industries Inc 7.375% 5/15/2027 (c)		325,000	330,416
Nabors Industries Inc 8.875% 8/15/2031 (c)		385,000	346,736
Nabors Industries Ltd 7.5% 1/15/2028 (c)		515,000	516,949
Star Holding LLC 8.75% 8/1/2031 (c)		270,000	269,008
Transocean Inc 8.25% 5/15/2029 (c)		795,000	768,983
Transocean Inc 8.5% 5/15/2031 (c)		940,000	883,200
Transocean International Ltd 8% 2/1/2027 (c)		550,000	549,029
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		770,000	770,164
Valaris Ltd 8.375% 4/30/2030 (c)		280,000	291,504
			4,725,989
Oil, Gas & Consumable Fuels - 2.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (c)		2,500,000	2,499,391
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (c)		210,000	213,172
California Resources Corp 7.125% 2/1/2026 (c)		122,000	121,598
California Resources Corp 8.25% 6/15/2029 (c)		1,235,000	1,275,972
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (c)		495,000	493,724
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (c)		851,000	835,247
CITGO Petroleum Corp 6.375% 6/15/2026 (c)		1,155,000	1,154,265
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		1,075,000	1,019,726
CNX Resources Corp 7.25% 3/1/2032 (c)		265,000	274,976
Columbia Pipeline Group Inc 5.8% 6/1/2045		10,000	9,796
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)		290,000	308,404
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)		5,781,000	6,119,598
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)		233,000	242,190
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)		420,000	434,497
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)		252,000	266,119
Comstock Resources Inc 5.875% 1/15/2030 (c)		595,000	558,420
Comstock Resources Inc 6.75% 3/1/2029 (c)		480,000	473,205
CVR Energy Inc 8.5% 1/15/2029 (c)(r)		1,000,000	1,010,773
DCP Midstream Operating LP 5.125% 5/15/2029		659,000	673,385
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)		1,225,000	1,229,712
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (c)		30,000	30,019
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)		297,000	310,456
Energy Transfer LP 3.75% 5/15/2030		481,000	466,305
Energy Transfer LP 4.95% 6/15/2028		494,000	501,689
Energy Transfer LP 5% 5/15/2050		4,089,000	3,393,641
Energy Transfer LP 5.25% 4/15/2029		350,000	359,896
Energy Transfer LP 5.4% 10/1/2047		1,023,000	911,447
Energy Transfer LP 5.75% 2/15/2033		4,000,000	4,157,974
Energy Transfer LP 5.8% 6/15/2038		275,000	277,249
Energy Transfer LP 6% 6/15/2048		1,279,000	1,226,187
Energy Transfer LP 6.125% 12/15/2045		100,000	98,389
Energy Transfer LP 6.25% 4/15/2049		241,000	236,298
Energy Transfer LP 6.5% 2/15/2056 (d)		39,000	38,746
Energy Transfer LP 6.55% 12/1/2033		14,000,000	15,165,209
Energy Transfer LP 6.75% 2/15/2056 (d)		39,000	38,809
Energy Transfer LP 7.375% 2/1/2031 (c)		185,000	193,524
Excelerate Energy LP 8% 5/15/2030 (c)		400,000	425,955
Exxon Mobil Corp 3.482% 3/19/2030		3,150,000	3,082,007
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033 (r)		830,000	866,978
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		300,000	304,022
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (c)		160,000	163,759
Harvest Midstream I LP 7.5% 5/15/2032 (c)		435,000	447,882
Hess Corp 5.8% 4/1/2047		874,000	883,351
Hess Corp 7.125% 3/15/2033		201,000	231,361
Hess Corp 7.3% 8/15/2031		2,102,000	2,423,355
Hess Midstream Operations LP 5.125% 6/15/2028 (c)		605,000	603,655
Hess Midstream Operations LP 5.875% 3/1/2028 (c)(r)		415,000	421,957
Hess Midstream Operations LP 6.5% 6/1/2029 (c)		550,000	568,678
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (c)		195,000	198,186
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (c)		420,000	437,984
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,365,000	1,456,637
Kinder Morgan Inc 5.55% 6/1/2045		415,000	390,125
Kinetik Holdings LP 5.875% 6/15/2030 (c)(r)		520,000	524,454
Kinetik Holdings LP 6.625% 12/15/2028 (c)		540,000	555,561
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)		400,000	395,589
MPLX LP 4.8% 2/15/2029		175,000	177,255
MPLX LP 4.95% 9/1/2032		10,463,000	10,400,484
MPLX LP 5% 3/1/2033		2,000,000	1,980,958
MPLX LP 5.5% 2/15/2049		525,000	472,564
New Fortress Energy Inc 6.5% 9/30/2026 (c)		205,000	71,750
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)		250,000	251,886
Occidental Petroleum Corp 6.2% 3/15/2040		700,000	691,355
Occidental Petroleum Corp 6.45% 9/15/2036		600,000	620,664
Occidental Petroleum Corp 6.6% 3/15/2046		807,000	810,355
Occidental Petroleum Corp 6.625% 9/1/2030		8,000,000	8,501,944
Occidental Petroleum Corp 7.5% 5/1/2031		5,927,000	6,617,300
Occidental Petroleum Corp 7.875% 9/15/2031		4,000,000	4,515,225
ONEOK Inc 4.25% 9/24/2027		1,249,000	1,250,125
ONEOK Inc 4.4% 10/15/2029		1,306,000	1,304,150
ONEOK Inc 4.75% 10/15/2031		2,540,000	2,539,966
Ovintiv Inc 5.15% 11/15/2041		1,916,000	1,611,385
Ovintiv Inc 6.625% 8/15/2037		350,000	363,244
Ovintiv Inc 7.375% 11/1/2031		435,000	481,633
Ovintiv Inc 8.125% 9/15/2030		1,083,000	1,242,136
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		235,000	230,828
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)		740,000	716,535
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (c)		640,000	660,761
Permian Resources Operating LLC 5.875% 7/1/2029 (c)		210,000	210,000
Permian Resources Operating LLC 6.25% 2/1/2033 (c)		85,000	86,581
Permian Resources Operating LLC 7% 1/15/2032 (c)		800,000	829,448
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,767,000	4,592,737
Prairie Acquiror LP 9% 8/1/2029 (c)		360,000	375,341
Rockies Express Pipeline LLC 4.8% 5/15/2030 (c)		550,000	535,535
Rockies Express Pipeline LLC 4.95% 7/15/2029 (c)		260,000	255,821
Rockies Express Pipeline LLC 6.75% 3/15/2033 (c)		505,000	527,511
Rockies Express Pipeline LLC 6.875% 4/15/2040 (c)		110,000	110,747
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		1,622,000	1,626,690
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		200,000	194,949
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		150,000	150,525
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		1,025,000	1,025,825
Sunoco LP 6.25% 7/1/2033 (c)		485,000	495,682
Sunoco LP 7% 5/1/2029 (c)		60,000	62,309
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (c)		360,000	359,395
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		2,050,000	2,019,656
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)		355,000	354,554
Talos Production Inc 9% 2/1/2029 (c)(r)		345,000	355,142
Targa Resources Corp 4.9% 9/15/2030		2,167,000	2,200,159
Targa Resources Corp 5.65% 2/15/2036		5,217,000	5,269,219
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		207,000	196,903
TransMontaigne Partners LLC 8.5% 6/15/2030 (c)		290,000	305,038
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (c)		725,000	756,876
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (c)		600,000	629,670
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (c)		415,000	455,202
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (c)		425,000	473,214
Western Gas Partners LP 4.05% 2/1/2030 (m)		11,000,000	10,695,409
Western Gas Partners LP 4.5% 3/1/2028		200,000	199,794
Western Gas Partners LP 4.65% 7/1/2026		138,000	137,861
Western Gas Partners LP 4.75% 8/15/2028		168,000	168,974
Williams Cos Inc/The 3.5% 11/15/2030		1,727,000	1,646,788
Williams Cos Inc/The 4.65% 8/15/2032		3,526,000	3,481,219
Williams Cos Inc/The 5.4% 3/2/2026		823,000	826,845
Williams Cos Inc/The 5.65% 3/15/2033		4,000,000	4,163,502
Williams Cos Inc/The 5.75% 6/24/2044		35,000	34,142
			152,323,270
TOTAL ENERGY			157,049,259

Financials - 6.3%
Banks - 3.3%
Bank of America Corp 2.299% 7/21/2032 (d)		1,880,000	1,659,089
Bank of America Corp 2.592% 4/29/2031 (d)		10,000,000	9,247,714
Bank of America Corp 3.705% 4/24/2028 (d)		528,000	523,654
Bank of America Corp 4.376% 4/27/2028 (d)		10,000,000	10,021,895
Bank of America Corp 5.015% 7/22/2033 (d)		13,317,000	13,527,834
Bank of America Corp 5.288% 4/25/2034 (d)		11,000,000	11,283,402
Bank of America Corp 5.872% 9/15/2034 (d)		9,000,000	9,548,692
Citigroup Inc 3.07% 2/24/2028 (d)		2,000,000	1,964,502
Citigroup Inc 4.296% 7/23/2036 (d)	EUR	200,000	235,104
Citigroup Inc 4.3% 11/20/2026		6,314,000	6,315,080
Citigroup Inc 4.412% 3/31/2031 (d)		9,221,000	9,200,498
Citigroup Inc 4.45% 9/29/2027		4,372,000	4,383,924
Citigroup Inc 4.91% 5/24/2033 (d)		16,224,000	16,296,633
Citigroup Inc 6.27% 11/17/2033 (d)		2,000,000	2,167,533
First-Citizens Bank & Trust Co 6.125% 3/9/2028		210,000	218,057
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (c)		92,000	90,738
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)		32,000	33,192
JPMorgan Chase & Co 2.956% 5/13/2031 (d)		880,000	821,523
JPMorgan Chase & Co 3.761% 3/21/2034 (d)(q)	EUR	251,000	299,436
JPMorgan Chase & Co 3.882% 7/24/2038 (d)		1,000,000	884,247
JPMorgan Chase & Co 4.452% 12/5/2029 (d)		5,500,000	5,543,241
JPMorgan Chase & Co 4.493% 3/24/2031 (d)		3,000,000	3,022,118
JPMorgan Chase & Co 4.586% 4/26/2033 (d)		2,682,000	2,670,634
JPMorgan Chase & Co 4.912% 7/25/2033 (d)		9,234,000	9,362,281
JPMorgan Chase & Co 5.103% 4/22/2031 (d)		4,288,000	4,423,894
JPMorgan Chase & Co 5.299% 7/24/2029 (d)		6,500,000	6,695,459
JPMorgan Chase & Co 5.336% 1/23/2035 (d)		5,000,000	5,135,939
JPMorgan Chase & Co 5.35% 6/1/2034 (d)		14,000,000	14,453,565
JPMorgan Chase & Co 5.572% 4/22/2036 (d)		5,093,000	5,294,855
JPMorgan Chase & Co 5.581% 4/22/2030 (d)		15,000,000	15,659,997
JPMorgan Chase & Co 5.717% 9/14/2033 (d)		2,700,000	2,834,582
Synchrony Bank 5.625% 8/23/2027		1,253,000	1,280,642
Wells Fargo & Co 2.879% 10/30/2030 (d)		5,000,000	4,721,362
Wells Fargo & Co 3.526% 3/24/2028 (d)		2,047,000	2,025,174
Wells Fargo & Co 4.478% 4/4/2031 (d)		15,026,000	15,079,250
Wells Fargo & Co 4.897% 7/25/2033 (d)		7,711,000	7,756,482
Wells Fargo & Co 5.15% 4/23/2031 (d)		5,839,000	6,013,549
Wells Fargo & Co 5.389% 4/24/2034 (d)		7,133,000	7,340,406
Wells Fargo & Co 5.499% 1/23/2035 (d)		686,000	707,906
Wells Fargo & Co 5.557% 7/25/2034 (d)		2,000,000	2,076,604
Wells Fargo & Co 5.574% 7/25/2029 (d)		6,500,000	6,738,549
Wells Fargo & Co 5.605% 4/23/2036 (d)		5,157,000	5,354,178
Wells Fargo & Co 6.303% 10/23/2029 (d)		2,000,000	2,119,968
Western Alliance Bancorp 3% 6/15/2031 (d)		105,000	99,712
			235,133,094
Capital Markets - 1.6%
Athene Global Funding 5.339% 1/15/2027 (c)		4,562,000	4,621,661
Athene Global Funding 5.583% 1/9/2029 (c)		5,040,000	5,214,411
Blackstone Private Credit Fund 7.05% 9/29/2025		1,775,000	1,777,599
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)		18,922,000	16,761,033
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		8,272,000	7,521,947
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)		4,660,000	4,617,096
Goldman Sachs Group Inc/The 3.8% 3/15/2030		3,630,000	3,567,056
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (d)		6,025,000	5,962,594
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (d)		1,000,000	879,591
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)		2,500,000	2,501,763
Goldman Sachs Group Inc/The 6.75% 10/1/2037		278,000	308,997
Hightower Holding LLC 9.125% 1/31/2030 (c)		495,000	531,550
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)		785,000	788,628
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (c)		880,000	909,354
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (c)		65,000	63,079
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)		410,000	411,132
Moody's Corp 3.25% 1/15/2028		10,000	9,841
Morgan Stanley 2.699% 1/22/2031 (d)		12,000,000	11,183,760
Morgan Stanley 3.622% 4/1/2031 (d)		2,099,000	2,030,916
Morgan Stanley 3.955% 3/21/2035 (d)	EUR	270,000	321,841
Morgan Stanley 4.099% 5/22/2036 (d)	EUR	400,000	478,814
Morgan Stanley 4.431% 1/23/2030 (d)		2,242,000	2,251,856
Morgan Stanley 4.889% 7/20/2033 (d)		10,947,000	11,036,325
Morgan Stanley 5.164% 4/20/2029 (d)		6,000,000	6,134,181
Morgan Stanley 5.192% 4/17/2031 (d)		3,887,000	4,006,622
Morgan Stanley 5.424% 7/21/2034 (d)		7,000,000	7,227,033
Morgan Stanley 5.449% 7/20/2029 (d)		1,318,000	1,360,059
Morgan Stanley 5.664% 4/17/2036 (d)		3,082,000	3,207,981
Morgan Stanley 5.831% 4/19/2035 (d)		6,000,000	6,332,065
MSCI Inc 5.25% 9/1/2035		3,679,000	3,649,553
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (c)		205,000	210,717
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)		290,000	304,404
			116,183,459
Consumer Finance - 0.7%
Ally Financial Inc 4.75% 6/9/2027		2,500,000	2,511,967
Ally Financial Inc 5.75% 11/20/2025		1,560,000	1,562,396
Ally Financial Inc 6.646% 1/17/2040 (d)		671,000	665,900
Ally Financial Inc 7.1% 11/15/2027		2,060,000	2,172,552
Ally Financial Inc 8% 11/1/2031		1,803,000	2,063,453
Capital One Financial Corp 3.273% 3/1/2030 (d)		1,358,000	1,308,707
Capital One Financial Corp 3.65% 5/11/2027		2,746,000	2,721,431
Capital One Financial Corp 3.8% 1/31/2028		877,000	869,163
Capital One Financial Corp 4.1% 2/9/2027		284,000	283,355
Capital One Financial Corp 4.5% 1/30/2026		803,000	802,677
Capital One Financial Corp 4.927% 5/10/2028 (d)		2,786,000	2,814,117
Capital One Financial Corp 5.247% 7/26/2030 (d)		2,210,000	2,272,740
Capital One Financial Corp 6.312% 6/8/2029 (d)		5,000,000	5,247,864
Capital One Financial Corp 7.624% 10/30/2031 (d)		7,238,000	8,212,020
Encore Capital Group Inc 8.5% 5/15/2030 (c)		805,000	850,788
Encore Capital Group Inc 9.25% 4/1/2029 (c)		240,000	253,413
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	212,000	252,732
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	250,000	338,193
Ford Motor Credit Co LLC 6.8% 5/12/2028		2,000,000	2,077,006
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	304,000	416,550
Ford Motor Credit Co LLC 7.122% 11/7/2033		4,000,000	4,182,102
LFS Topco LLC 8.75% 7/15/2030 (c)		450,000	440,202
Navient Corp 5.5% 3/15/2029		220,000	217,527
Navient Corp 5.625% 8/1/2033 (r)		450,000	410,887
Navient Corp 7.875% 6/15/2032 (r)		490,000	517,026
OneMain Finance Corp 3.5% 1/15/2027		445,000	435,497
OneMain Finance Corp 6.125% 5/15/2030		395,000	400,644
OneMain Finance Corp 6.625% 5/15/2029		465,000	478,153
OneMain Finance Corp 6.75% 3/15/2032		210,000	214,983
OneMain Finance Corp 7.125% 11/15/2031 (r)		1,155,000	1,200,003
OneMain Finance Corp 7.125% 9/15/2032		420,000	437,329
OneMain Finance Corp 7.5% 5/15/2031		265,000	277,798
OneMain Finance Corp 7.875% 3/15/2030		410,000	433,773
PRA Group Inc 8.875% 1/31/2030 (c)(r)		420,000	441,150
RFNA LP 7.875% 2/15/2030 (c)		181,000	187,326
SLM Corp 6.5% 1/31/2030		375,000	392,439
Synchrony Financial 3.95% 12/1/2027		3,042,000	3,000,886
			51,364,749
Financial Services - 0.5%
Azorra Finance Ltd 7.25% 1/15/2031 (c)		405,000	418,284
Block Inc 5.625% 8/15/2030 (c)		370,000	378,215
Block Inc 6% 8/15/2033 (c)		290,000	297,729
Block Inc 6.5% 5/15/2032		1,895,000	1,963,464
Burford Capital Global Finance LLC 7.5% 7/15/2033 (c)		390,000	398,580
Clue Opco LLC 9.5% 10/15/2031 (c)(r)		255,000	271,473
Corebridge Financial Inc 3.65% 4/5/2027		1,551,000	1,536,737
Corebridge Financial Inc 3.85% 4/5/2029		623,000	614,097
Corebridge Financial Inc 3.9% 4/5/2032		9,241,000	8,739,109
Corebridge Financial Inc 4.35% 4/5/2042		169,000	142,196
Equitable Holdings Inc 4.572% 2/15/2029 (c)		265,000	265,384
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)		620,000	613,728
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		846,000	825,286
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		1,636,000	1,633,286
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		120,000	114,316
Jackson Financial Inc 3.125% 11/23/2031		194,000	175,322
Jackson Financial Inc 5.17% 6/8/2027		682,000	690,783
Jackson Financial Inc 5.67% 6/8/2032		734,000	759,674
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		6,955,000	6,159,216
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		353,000	325,348
Jefferson Capital Holdin 8.25% 5/15/2030 (c)		318,000	332,982
NFE Financing LLC 12% 11/15/2029 (c)		968,176	355,805
PennyMac Financial Services Inc 6.75% 2/15/2034 (c)		395,000	397,695
PennyMac Financial Services Inc 6.875% 2/15/2033 (c)		375,000	383,158
PennyMac Financial Services Inc 6.875% 5/15/2032 (c)		480,000	491,442
Pine Street Trust II 5.568% 2/15/2049 (c)		1,000,000	919,515
Rocket Cos Inc 6.125% 8/1/2030 (c)		610,000	627,660
Rocket Cos Inc 6.375% 8/1/2033 (c)		680,000	705,653
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)		495,000	513,248
UWM Holdings LLC 6.625% 2/1/2030 (c)		775,000	787,297
Walker & Dunlop Inc 6.625% 4/1/2033 (c)		275,000	286,113
WEX Inc 6.5% 3/15/2033 (c)		535,000	547,393
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)		1,095,000	1,138,994
			33,809,182
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (c)		225,000	220,501
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (c)		210,000	215,461
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (c)		70,000	72,526
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (c)		125,000	129,840
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (c)		120,000	126,173
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (c)		70,000	71,556
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (c)		295,000	303,919
American International Group Inc 5.125% 3/27/2033		1,500,000	1,531,011
AmWINS Group Inc 4.875% 6/30/2029 (c)		400,000	390,229
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)		580,000	601,913
Five Corners Funding Trust II 2.85% 5/15/2030 (c)		6,287,000	5,878,133
Marsh & McLennan Cos Inc 4.375% 3/15/2029		678,000	683,901
Pacific LifeCorp 5.125% 1/30/2043 (c)		950,000	883,599
Unum Group 3.875% 11/5/2025		50,000	49,889
Unum Group 4% 6/15/2029		852,000	839,372
Western-Southern Global Funding 4.9% 5/1/2030 (c)		1,714,000	1,747,312
			13,745,335
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 8% 4/1/2029 (c)		125,000	127,960
Rithm Capital Corp 8% 7/15/2030 (c)(r)		180,000	183,775
Starwood Property Trust Inc 3.625% 7/15/2026 (c)		65,000	64,006
Starwood Property Trust Inc 6% 4/15/2030 (c)		1,460,000	1,483,437
Starwood Property Trust Inc 6.5% 10/15/2030 (c)		35,000	36,130
Starwood Property Trust Inc 6.5% 7/1/2030 (c)		430,000	446,290
			2,341,598
TOTAL FINANCIALS			452,577,417

Health Care - 1.3%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		606,000	507,368
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (c)		400,000	381,527
Avantor Funding Inc 4.625% 7/15/2028 (c)		195,000	191,916
Insulet Corp 6.5% 4/1/2033 (c)		135,000	139,961
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)		1,445,000	1,484,442
Sotera Health Holdings LLC 7.375% 6/1/2031 (c)		100,000	105,114
			2,302,960
Health Care Providers & Services - 1.2%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (c)		280,000	291,588
Centene Corp 2.45% 7/15/2028		1,670,000	1,542,807
Centene Corp 2.625% 8/1/2031		4,800,000	4,067,887
Centene Corp 3% 10/15/2030		3,000,000	2,651,062
Centene Corp 3.375% 2/15/2030		3,815,000	3,476,622
Centene Corp 4.25% 12/15/2027		880,000	859,367
Centene Corp 4.625% 12/15/2029		3,670,000	3,534,644
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)		2,240,000	1,909,363
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)(r)		1,985,000	1,779,205
CHS/Community Health Systems Inc 6.125% 4/1/2030 (c)		1,025,000	736,588
CHS/Community Health Systems Inc 9.75% 1/15/2034 (c)		395,000	400,051
Cigna Group/The 3.05% 10/15/2027		500,000	489,469
Cigna Group/The 4.8% 8/15/2038		550,000	516,286
CVS Health Corp 3% 8/15/2026		125,000	123,401
CVS Health Corp 3.625% 4/1/2027		375,000	371,425
CVS Health Corp 4.78% 3/25/2038		2,092,000	1,925,133
CVS Health Corp 5% 1/30/2029		801,000	816,321
CVS Health Corp 5.125% 2/21/2030		4,000,000	4,095,912
CVS Health Corp 5.25% 1/30/2031		5,329,000	5,479,941
CVS Health Corp 5.55% 6/1/2031		6,000,000	6,268,855
CVS Health Corp 6.75% 12/10/2054 (d)		1,264,000	1,281,327
CVS Health Corp 7% 3/10/2055 (d)		845,000	879,736
DaVita Inc 4.625% 6/1/2030 (c)		370,000	356,208
DaVita Inc 6.75% 7/15/2033 (c)		530,000	549,307
DaVita Inc 6.875% 9/1/2032 (c)(r)		1,325,000	1,370,755
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		646,000	597,288
HCA Inc 3.5% 9/1/2030		8,709,000	8,300,063
HCA Inc 3.625% 3/15/2032		195,000	181,358
HCA Inc 5.45% 9/15/2034		7,000,000	7,089,696
HCA Inc 5.5% 6/1/2033		2,000,000	2,055,282
HCA Inc 5.625% 9/1/2028		1,054,000	1,087,014
HCA Inc 5.875% 2/1/2029		981,000	1,022,549
Humana Inc 3.7% 3/23/2029		585,000	573,356
Humana Inc 5.375% 4/15/2031		5,071,000	5,233,980
LifePoint Health Inc 10% 6/1/2032 (c)		255,000	262,623
ModivCare Inc 5% 10/1/2029 (c)		188,000	405
Molina Healthcare Inc 6.25% 1/15/2033 (c)(r)		1,190,000	1,198,463
Owens & Minor Inc 4.5% 3/31/2029 (c)(r)		255,000	216,578
Owens & Minor Inc 6.625% 4/1/2030 (c)		290,000	251,555
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		365,000	361,067
Prime Healthcare Services Inc 9.375% 9/1/2029 (c)		420,000	433,402
Radiology Partners Inc 8.5% 7/15/2032 (c)		215,000	219,485
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		44,007	42,907
Sabra Health Care LP 3.2% 12/1/2031		4,971,000	4,491,627
Select Medical Corp 6.25% 12/1/2032 (c)(r)		540,000	543,122
Surgery Center Holdings Inc 7.25% 4/15/2032 (c)		210,000	217,788
Team Health Holdings Inc 8.375% 6/30/2028 (c)		350,000	354,295
Tenet Healthcare Corp 5.125% 11/1/2027		1,745,000	1,739,931
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		319,000	321,645
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)(r)		845,000	867,160
			83,435,899
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (c)		850,000	876,194
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		1,195,000	1,132,909
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)		375,000	366,218
			1,499,127
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (c)		1,570,000	1,630,212
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (c)		195,000	200,638
Bausch Health Americas Inc 8.5% 1/31/2027 (c)		280,000	279,300
Bausch Health Cos Inc 11% 9/30/2028 (c)		230,000	241,213
Bausch Health Cos Inc 4.875% 6/1/2028 (c)		370,000	333,925
Bausch Health Cos Inc 5.25% 1/30/2030 (c)		180,000	131,059
Elanco Animal Health Inc 6.65% 8/28/2028 (d)		194,000	201,975
Mylan Inc 4.55% 4/15/2028		450,000	447,208
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)		430,000	411,788
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)		675,000	578,397
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (c)(r)		270,000	255,614
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (c)(r)		250,000	225,376
Utah Acquisition Sub Inc 3.95% 6/15/2026		826,000	821,188
			5,757,893
TOTAL HEALTH CARE			94,379,441

Industrials - 1.0%
Aerospace & Defense - 0.5%
Axon Enterprise Inc 6.125% 3/15/2030 (c)		515,000	529,122
Axon Enterprise Inc 6.25% 3/15/2033 (c)		480,000	496,181
Boeing Co 3.5% 3/1/2039		3,000,000	2,377,983
Boeing Co 5.15% 5/1/2030		6,303,000	6,465,179
Boeing Co 5.705% 5/1/2040		720,000	722,434
Boeing Co 5.805% 5/1/2050		1,130,000	1,086,650
Boeing Co 5.93% 5/1/2060		720,000	691,360
Boeing Co 6.259% 5/1/2027		766,000	788,227
Boeing Co 6.298% 5/1/2029		983,000	1,043,872
Boeing Co 6.388% 5/1/2031		5,744,000	6,238,386
Boeing Co 6.528% 5/1/2034		796,000	871,736
Boeing Co 6.858% 5/1/2054		1,199,000	1,314,816
Boeing Co 7.008% 5/1/2064		1,132,000	1,254,237
BWX Technologies Inc 4.125% 6/30/2028 (c)		425,000	415,185
OneSky Flight LLC 8.875% 12/15/2029 (c)		415,000	435,994
TransDigm Inc 6% 1/15/2033 (c)		4,061,000	4,106,593
TransDigm Inc 6.25% 1/31/2034 (c)(r)		130,000	133,386
TransDigm Inc 6.375% 5/31/2033 (c)		210,000	212,791
TransDigm Inc 6.75% 1/31/2034 (c)		675,000	696,777
			29,880,909
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (c)(r)		1,575,000	1,632,253
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (c)		410,000	430,437
			2,062,690
Building Products - 0.1%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (c)		390,000	402,407
Builders FirstSource Inc 4.25% 2/1/2032 (c)		1,345,000	1,264,193
Builders FirstSource Inc 6.75% 5/15/2035 (c)		945,000	985,496
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (c)		340,000	327,156
Carrier Global Corp 5.9% 3/15/2034		223,000	237,720
Cornerstone Building Brands Inc 6.125% 1/15/2029 (c)		225,000	173,250
Cornerstone Building Brands Inc 9.5% 8/15/2029 (c)		210,000	202,118
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (c)		530,000	544,324
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (c)		825,000	853,339
JELD-WEN Inc 4.875% 12/15/2027 (c)		205,000	201,691
JH North America Holdings Inc 6.125% 7/31/2032 (c)		110,000	111,646
Masterbrand Inc 7% 7/15/2032 (c)		150,000	155,384
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (c)(r)		250,000	245,760
Standard Building Solutions Inc 6.25% 8/1/2033 (c)		820,000	836,901
Standard Building Solutions Inc 6.5% 8/15/2032 (c)		355,000	366,400
			6,907,785
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (c)		510,000	525,237
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)		1,620,000	1,702,418
Artera Services LLC 8.5% 2/15/2031 (c)		2,270,000	1,983,606
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		590,000	579,253
Clean Harbors Inc 6.375% 2/1/2031 (c)		200,000	204,950
CoreCivic Inc 4.75% 10/15/2027		1,665,000	1,636,389
CoreCivic Inc 8.25% 4/15/2029		245,000	259,300
GEO Group Inc/The 10.25% 4/15/2031		495,000	545,675
GEO Group Inc/The 8.625% 4/15/2029		845,000	894,156
GFL Environmental Inc 3.5% 9/1/2028 (c)		265,000	256,674
GFL Environmental Inc 6.75% 1/15/2031 (c)		1,375,000	1,435,407
Neptune Bidco US Inc 9.29% 4/15/2029 (c)(r)		915,000	908,138
OT Midco Inc 10% 2/15/2030 (c)		575,000	392,855
Reworld Holding Corp 4.875% 12/1/2029 (c)		260,000	251,402
Waste Pro USA Inc 7% 2/1/2033 (c)		330,000	345,058
Williams Scotsman Inc 6.625% 4/15/2030 (c)		260,000	269,119
Williams Scotsman Inc 6.625% 6/15/2029 (c)		355,000	363,684
			12,553,321
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (c)		785,000	801,214
Amsted Industries Inc 6.375% 3/15/2033 (c)		380,000	389,228
Pike Corp 5.5% 9/1/2028 (c)(r)		425,000	425,123
Pike Corp 8.625% 1/31/2031 (c)		500,000	535,059
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (c)		920,000	940,599
			3,091,223
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (c)		50,000	47,891
WESCO Distribution Inc 6.375% 3/15/2033 (c)		465,000	482,306
			530,197
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (c)		285,000	297,477
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)		445,000	452,476
XPO Inc 6.25% 6/1/2028 (c)		280,000	284,863
XPO Inc 7.125% 2/1/2032 (c)		150,000	157,328
			1,192,144
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (c)		455,000	447,544
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (c)		295,000	310,174
			757,718
Machinery - 0.0%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(d)		775,000	822,628
Enpro Inc 6.125% 6/1/2033 (c)		485,000	494,901
			1,317,529
Passenger Airlines - 0.0%
American Airlines Inc 7.25% 2/15/2028 (c)(r)		580,000	595,041
American Airlines Inc 8.5% 5/15/2029 (c)		360,000	377,260
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		615,000	611,122
			1,583,423
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (c)		495,000	516,262
CACI International Inc 6.375% 6/15/2033 (c)		645,000	665,280
Paychex Inc 5.1% 4/15/2030		525,000	540,357
Paychex Inc 5.35% 4/15/2032		731,000	756,177
Paychex Inc 5.6% 4/15/2035		571,000	590,996
TriNet Group Inc 3.5% 3/1/2029 (c)		300,000	280,896
TriNet Group Inc 7.125% 8/15/2031 (c)		145,000	150,782
Verisk Analytics Inc 4.5% 8/15/2030		1,489,000	1,494,993
Verisk Analytics Inc 5.125% 2/15/2036		3,346,000	3,324,002
			8,319,745
Trading Companies & Distributors - 0.0%
FTAI Aviation Investors LLC 7% 6/15/2032 (c)		245,000	255,695
FTAI Aviation Investors LLC 7.875% 12/1/2030 (c)		275,000	292,312
Herc Holdings Inc 7% 6/15/2030 (c)		735,000	764,954
Herc Holdings Inc 7.25% 6/15/2033 (c)		500,000	524,493
QXO Building Products Inc 6.75% 4/30/2032 (c)		1,300,000	1,342,646
			3,180,100
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (c)		375,000	388,608
TOTAL INDUSTRIALS			71,765,392

Information Technology - 0.6%
Communications Equipment - 0.0%
Viasat Inc 6.5% 7/15/2028 (c)		210,000	204,175
Viasat Inc 7.5% 5/30/2031 (c)		225,000	211,215
			415,390
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp 5% 12/15/2029 (c)(r)		485,000	476,636
Dell International LLC / EMC Corp 6.2% 7/15/2030		418,000	449,393
Insight Enterprises Inc 6.625% 5/15/2032 (c)		190,000	195,617
Lightning Power LLC 7.25% 8/15/2032 (c)		265,000	281,126
Sensata Technologies Inc 3.75% 2/15/2031 (c)		720,000	661,774
Sensata Technologies Inc 6.625% 7/15/2032 (c)(r)		420,000	433,793
TTM Technologies Inc 4% 3/1/2029 (c)		205,000	196,113
			2,694,452
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)		795,000	773,608
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)		340,000	350,200
ASGN Inc 4.625% 5/15/2028 (c)		305,000	298,503
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (c)		1,005,000	1,000,485
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (c)		235,000	234,134
CoreWeave Inc 9% 2/1/2031 (c)		920,000	910,797
CoreWeave Inc 9.25% 6/1/2030 (c)		630,000	632,259
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		430,000	407,380
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (c)		1,020,000	1,015,936
			5,623,302
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (c)		351,000	333,929
Broadcom Inc 2.45% 2/15/2031 (c)		8,421,000	7,613,670
Broadcom Inc 2.6% 2/15/2033 (c)		17,032,000	14,720,613
Broadcom Inc 3.187% 11/15/2036 (c)		813,000	678,642
Broadcom Inc 3.419% 4/15/2033 (c)		269,000	245,141
Entegris Inc 3.625% 5/1/2029 (c)(r)		1,670,000	1,574,111
Entegris Inc 4.375% 4/15/2028 (c)		55,000	53,477
Entegris Inc 4.75% 4/15/2029 (c)		80,000	78,850
Entegris Inc 5.95% 6/15/2030 (c)		210,000	212,699
ON Semiconductor Corp 3.875% 9/1/2028 (c)		360,000	349,818
Wolfspeed Inc 7.9583% 6/23/2030 (c)(i)(m)(n)		182,449	181,993
			26,042,943
Software - 0.1%
Cloud Software Group Inc 6.625% 8/15/2033 (c)		195,000	197,696
Cloud Software Group Inc 8.25% 6/30/2032 (c)(r)		1,760,000	1,881,665
Cloud Software Group Inc 9% 9/30/2029 (c)		1,085,000	1,131,036
Fair Isaac Corp 6% 5/15/2033 (c)		945,000	957,680
Fiserv Funding ULC 3.5% 6/15/2032	EUR	100,000	116,107
Gen Digital Inc 6.25% 4/1/2033 (c)		455,000	467,877
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (c)		195,000	200,076
UKG Inc 6.875% 2/1/2031 (c)		200,000	206,812
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		945,000	940,143
			6,099,092
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (c)		350,000	339,940
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (c)		70,000	70,835
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (c)		2,415,000	2,565,201
Western Digital Corp 4.75% 2/15/2026		325,000	324,237
			3,300,213
TOTAL INFORMATION TECHNOLOGY			44,175,392

Materials - 0.5%
Chemicals - 0.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		901,425	800,015
Celanese US Holdings LLC 6.5% 4/15/2030 (r)		345,000	348,144
Celanese US Holdings LLC 6.75% 4/15/2033 (r)		675,000	679,869
Celanese US Holdings LLC 6.85% 11/15/2028 (d)		1,024,000	1,067,198
Celanese US Holdings LLC 6.879% 7/15/2032 (d)		6,000,000	6,197,803
Celanese US Holdings LLC 7.05% 11/15/2030 (d)		1,038,000	1,079,257
Celanese US Holdings LLC 7.2% 11/15/2033 (d)		607,000	631,592
Chemours Co/The 4.625% 11/15/2029 (c)		600,000	535,768
Chemours Co/The 5.75% 11/15/2028 (c)		90,000	86,662
Chemours Co/The 8% 1/15/2033 (c)		380,000	371,722
GPD Cos Inc 12.5% 12/31/2029 (c)		254,390	212,987
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (c)		810,000	802,089
Mativ Holdings Inc 8% 10/1/2029 (c)		425,000	420,658
Methanex US Operations Inc 6.25% 3/15/2032 (c)(r)		825,000	832,482
Olin Corp 5% 2/1/2030 (r)		1,325,000	1,286,094
Olin Corp 6.625% 4/1/2033 (c)		750,000	749,028
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)		400,000	390,126
Olympus Water US Holding Corp 7.25% 6/15/2031 (c)(r)		1,360,000	1,388,683
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		295,000	309,264
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (c)		345,000	342,671
Tronox Inc 4.625% 3/15/2029 (c)(r)		1,165,000	860,041
WR Grace Holdings LLC 5.625% 8/15/2029 (c)		995,000	930,953
WR Grace Holdings LLC 6.625% 8/15/2032 (c)		590,000	588,348
WR Grace Holdings LLC 7.375% 3/1/2031 (c)		65,000	66,160
			20,977,614
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (c)		1,765,000	1,820,335
Quikrete Holdings Inc 6.75% 3/1/2033 (c)		490,000	507,900
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (c)		545,000	546,240
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)		335,000	357,365
			3,231,840
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)		530,000	486,346
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)		10,000	10,000
Ball Corp 5.5% 9/15/2033		195,000	197,355
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (c)		530,000	544,557
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (c)		335,000	344,413
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)(r)		865,000	891,403
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (c)		505,000	510,810
Graham Packaging Co Inc 7.125% 8/15/2028 (c)		80,000	80,025
Graphic Packaging International LLC 3.75% 2/1/2030 (c)		485,000	455,484
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		280,000	284,493
Sealed Air Corp 5% 4/15/2029 (c)		200,000	198,370
Sealed Air Corp 6.5% 7/15/2032 (c)		190,000	196,538
			4,199,794
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)		940,000	991,439
Alumina Pty Ltd 6.375% 9/15/2032 (c)		790,000	805,689
Century Aluminum Co 6.875% 8/1/2032 (c)		390,000	398,611
Cleveland-Cliffs Inc 4.875% 3/1/2031 (c)		1,310,000	1,197,732
Cleveland-Cliffs Inc 7% 3/15/2032 (c)		320,000	318,127
Cleveland-Cliffs Inc 7.375% 5/1/2033 (c)		220,000	219,200
Cleveland-Cliffs Inc 7.5% 9/15/2031 (c)		455,000	461,251
Commercial Metals Co 3.875% 2/15/2031		380,000	352,734
Novelis Corp 3.875% 8/15/2031 (c)		855,000	775,396
Novelis Corp 6.375% 8/15/2033 (c)		195,000	197,003
Novelis Corp 6.875% 1/30/2030 (c)(r)		775,000	804,151
Vibrantz Technologies Inc 9% 2/15/2030 (c)		320,000	169,600
			6,690,933
TOTAL MATERIALS			35,100,181

Real Estate - 1.3%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		411,000	412,294
Piedmont Operating Partnership LP 2.75% 4/1/2032		297,000	251,061
Safehold GL Holdings LLC 6.1% 4/1/2034		145,000	152,076
Store Capital LLC 2.75% 11/18/2030		424,000	382,641
Store Capital LLC 4.625% 3/15/2029		315,000	312,691
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)		520,000	477,951
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)		1,177,000	1,238,475
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)		1,220,000	1,161,929
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (c)		435,000	427,739
VICI Properties LP 4.75% 2/15/2028		1,390,000	1,400,918
VICI Properties LP 4.75% 4/1/2028		983,000	993,688
VICI Properties LP 4.95% 2/15/2030		4,092,000	4,137,867
VICI Properties LP 5.125% 5/15/2032		6,485,000	6,507,618
Vornado Realty LP 2.15% 6/1/2026		374,000	365,861
WP Carey Inc 3.85% 7/15/2029		246,000	241,962
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	121,263
			18,586,034
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		857,000	870,821
Healthcare Realty Holdings LP 3.1% 2/15/2030		260,000	244,360
Healthcare Realty Holdings LP 3.5% 8/1/2026		270,000	267,609
Healthpeak OP LLC 3.25% 7/15/2026		113,000	111,952
Healthpeak OP LLC 3.5% 7/15/2029		129,000	125,338
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		605,000	425,955
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		275,000	216,772
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (r)		1,570,000	1,488,183
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)		575,000	602,847
Omega Healthcare Investors Inc 3.25% 4/15/2033		9,753,000	8,487,302
Omega Healthcare Investors Inc 3.375% 2/1/2031		4,892,000	4,522,719
Omega Healthcare Investors Inc 3.625% 10/1/2029		2,155,000	2,062,453
Omega Healthcare Investors Inc 4.75% 1/15/2028		3,349,000	3,376,074
Ventas Realty LP 3% 1/15/2030		1,531,000	1,447,746
Ventas Realty LP 4% 3/1/2028		218,000	216,926
Ventas Realty LP 4.75% 11/15/2030		2,100,000	2,118,821
			26,585,878
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (c)		425,000	438,969
Industrial REITs - 0.0%
LXP Industrial Trust 2.375% 10/1/2031		1,000,000	863,931
LXP Industrial Trust 2.7% 9/15/2030		387,000	352,137
			1,216,068
Office REITs - 0.1%
Boston Properties LP 3.25% 1/30/2031		792,000	735,976
Boston Properties LP 4.5% 12/1/2028		605,000	605,372
Boston Properties LP 6.75% 12/1/2027		1,120,000	1,178,501
COPT Defense Properties LP 2% 1/15/2029		1,000,000	923,409
COPT Defense Properties LP 2.25% 3/15/2026		348,000	343,083
COPT Defense Properties LP 2.75% 4/15/2031		235,000	211,822
COPT Defense Properties LP 2.9% 12/1/2033		5,000,000	4,205,583
Hudson Pacific Properties LP 4.65% 4/1/2029		1,473,000	1,353,810
			9,557,556
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		200,000	196,477
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)		230,000	226,430
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (c)		445,000	412,301
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (c)		380,000	403,659
Brandywine Operating Partnership LP 3.95% 11/15/2027		421,000	409,909
Brandywine Operating Partnership LP 4.55% 10/1/2029		260,000	249,323
Brandywine Operating Partnership LP 8.3% 3/15/2028		1,521,000	1,617,442
CBRE Services Inc 2.5% 4/1/2031		1,070,000	961,706
Essex Portfolio LP 5.5% 4/1/2034		5,601,000	5,780,596
Extra Space Storage LP 5.4% 2/1/2034		260,000	264,905
Forestar Group Inc 6.5% 3/15/2033 (c)(r)		720,000	733,088
Howard Hughes Corp/The 4.375% 2/1/2031 (c)		600,000	558,831
Kennedy-Wilson Inc 4.75% 2/1/2030 (r)		360,000	337,457
Tanger Properties LP 2.75% 9/1/2031		897,000	799,506
Tanger Properties LP 3.125% 9/1/2026		2,775,000	2,732,312
			15,683,942
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031		153,000	135,125
American Homes 4 Rent LP 3.625% 4/15/2032		3,681,000	3,424,299
American Homes 4 Rent LP 5.5% 2/1/2034		387,000	397,412
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		1,126,000	1,077,079
Sun Communities Operating LP 2.3% 11/1/2028		341,000	322,678
Sun Communities Operating LP 2.7% 7/15/2031		880,000	796,449
Sun Communities Operating LP 4.2% 4/15/2032		6,100,000	5,860,544
			12,013,586
Retail REITs - 0.1%
Brixmor Operating Partnership LP 4.05% 7/1/2030		1,055,000	1,033,841
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,000,000	1,982,192
Brixmor Operating Partnership LP 5.5% 2/15/2034		3,000,000	3,057,461
Kite Realty Group Trust 4.75% 9/15/2030		79,000	79,256
Realty Income Corp 2.2% 6/15/2028		172,000	163,823
Realty Income Corp 2.85% 12/15/2032		211,000	187,572
Realty Income Corp 3.25% 1/15/2031		213,000	201,377
Realty Income Corp 3.375% 6/20/2031	EUR	300,000	352,958
Realty Income Corp 3.4% 1/15/2028		320,000	315,925
Simon Property Group LP 2.45% 9/13/2029		333,000	312,399
			7,686,804
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	400,000	475,054
American Tower Corp 5.45% 2/15/2034		160,000	164,986
Iron Mountain Inc 6.25% 1/15/2033 (c)		175,000	179,076
Millrose Properties Inc 6.375% 8/1/2030 (c)		296,000	298,664
			1,117,780
TOTAL REAL ESTATE			92,886,617

Utilities - 0.8%
Electric Utilities - 0.5%
Alabama Power Co 3.05% 3/15/2032		1,447,000	1,326,274
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)		730,000	671,459
Clearway Energy Operating LLC 4.75% 3/15/2028 (c)		95,000	93,941
Cleco Corporate Holdings LLC 3.375% 9/15/2029		2,173,000	2,029,485
Cleco Corporate Holdings LLC 3.743% 5/1/2026		1,337,000	1,327,678
Duke Energy Corp 2.45% 6/1/2030		565,000	519,402
Duke Energy Corp 3.85% 6/15/2034	EUR	349,000	404,823
Duke Energy Corp 4.5% 8/15/2032		7,000,000	6,906,663
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)		276,000	246,436
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)		935,000	822,310
Edison International 6.25% 3/15/2030		194,000	201,802
Edison International 7.875% 6/15/2054 (d)		355,000	350,940
Edison International 8.125% 6/15/2053 (d)		350,000	350,125
Exelon Corp 3.35% 3/15/2032		389,000	361,151
Exelon Corp 4.05% 4/15/2030		7,865,000	7,779,578
NRG Energy Inc 5.25% 6/15/2029 (c)		1,365,000	1,360,951
NRG Energy Inc 5.75% 1/15/2028		910,000	912,883
NRG Energy Inc 6% 2/1/2033 (c)		390,000	395,251
NRG Energy Inc 6.25% 11/1/2034 (c)		325,000	333,204
PacifiCorp 7.375% 9/15/2055 (d)		516,000	535,433
PG&E Corp 5% 7/1/2028 (r)		510,000	504,192
PG&E Corp 5.25% 7/1/2030		1,525,000	1,486,218
PG&E Corp 7.375% 3/15/2055 (d)		764,000	758,182
Southern Co/The 1.875% 9/15/2081 (d)	EUR	437,000	491,742
Southern Co/The 4.85% 3/15/2035		5,000,000	4,909,213
Vistra Operations Co LLC 5% 7/31/2027 (c)		1,620,000	1,615,626
Vistra Operations Co LLC 7.75% 10/15/2031 (c)		355,000	377,180
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)(r)		280,000	285,974
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (c)		530,000	554,238
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (c)		450,000	474,587
			38,386,941
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031		7,504,000	6,723,348
AES Corp/The 3.95% 7/15/2030 (c)		8,288,000	7,998,516
AES Corp/The 6.95% 7/15/2055 (d)		420,000	406,343
Alpha Generation LLC 6.75% 10/15/2032 (c)		186,000	191,762
Calpine Corp 4.625% 2/1/2029 (c)		170,000	167,963
Calpine Corp 5.125% 3/15/2028 (c)		200,000	199,854
Sunnova Energy Corp 5.875% (c)(i)		860,000	2,579
			15,690,365
Multi-Utilities - 0.1%
NiSource Inc 2.95% 9/1/2029		1,708,000	1,629,612
NiSource Inc 3.6% 5/1/2030		4,000,000	3,876,167
Puget Energy Inc 4.1% 6/15/2030		683,000	665,853
Puget Energy Inc 4.224% 3/15/2032		1,329,000	1,260,368
			7,432,000
TOTAL UTILITIES			61,509,306

TOTAL UNITED STATES			1,178,380,581
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (c)		260,000	269,263
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (c)		270,000	280,935
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (c)		200,000	211,224
Navoiyuran State Enterprise 6.7% 7/2/2030 (c)		200,000	200,250

TOTAL UZBEKISTAN			961,672
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (c)(i)		51,667	8,853
Petroleos de Venezuela SA 5.375% (i)(q)		200,000	30,084
Petroleos de Venezuela SA 5.5% (i)(q)		15,000	2,206
Petroleos de Venezuela SA 6% (c)(i)		480,000	72,207
Petroleos de Venezuela SA 6% (c)(i)		385,000	57,750
Petroleos de Venezuela SA 9.75% (c)(i)		50,000	8,525

TOTAL VENEZUELA			179,625
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (c)		243,935	240,959
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 7.25% 2/15/2034 (c)		475,000	479,584
First Quantum Minerals Ltd 8% 3/1/2033 (c)		380,000	394,642
First Quantum Minerals Ltd 8.625% 6/1/2031 (c)		285,000	297,113
First Quantum Minerals Ltd 9.375% 3/1/2029 (c)		658,000	697,414

TOTAL ZAMBIA			1,868,753
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,552,181,761)			1,583,821,536

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10%	10,000	792,500
Strategy Inc 9%	2,100	205,275

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,039,000)		997,775

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (q)(s)		360,000	361,063
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(s)		450,000	464,501
TOTAL BRAZIL			825,564
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(d)(s)		250,000	268,428
Banco de Credito e Inversiones SA 8.75% (c)(d)(s)		115,000	124,856
Banco del Estado de Chile 7.95% (c)(d)(s)		105,000	114,617

TOTAL CHILE			507,901
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (d)(q)(s)	EUR	501,000	532,546
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (d)(q)(s)	EUR	318,000	412,246
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (c)(d)(s)		310,000	319,783
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (d)(q)(s)	EUR	900,000	1,036,501
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(d)(q)(s)	EUR	1,200,000	1,417,212
Grand City Properties SA 1.5% (d)(q)(s)	EUR	500,000	569,561
			1,986,773
TOTAL GERMANY			3,023,274
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (d)(q)(s)		275,000	272,471
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (c)(d)(s)		105,000	105,140
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (c)(d)(s)		105,000	102,546
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(d)(s)		535,000	550,034
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(d)(s)		200,000	207,676
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(d)		110,000	107,940
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(d)		220,000	242,495
			1,108,145
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (c)(d)(s)		835,000	849,417
Cemex SAB de CV 7.2% (c)(d)(s)		255,000	266,714
			1,116,131
TOTAL MEXICO			2,224,276
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (d)(q)(s)		200,000	195,204
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(d)(i)(q)(s)	EUR	310,000	261,131
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (d)(q)(s)		450,000	454,324
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (d)(q)(s)	EUR	975,000	1,157,167
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (d)(q)(s)	GBP	270,000	391,380
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (d)(q)(s)	GBP	202,000	191,294
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (d)(q)(s)	GBP	335,000	455,196
TOTAL UNITED KINGDOM			2,195,037
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (d)(s)		2,250,000	2,242,329
Energy Transfer LP Series G, 7.125% (d)(s)		40,000	41,892
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (b)(d)(s)		1,065,000	1,069,703
			3,353,924
Financials - 0.2%
Banks - 0.1%
Bank of America Corp 6.25% (d)(s)		390,000	392,932
BW Real Estate Inc 9.5% (c)(d)(s)		1,285,000	1,323,943
Citigroup Inc 6.875% (d)(s)		390,000	399,794
			2,116,669
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (d)(s)		605,000	553,038
Ally Financial Inc 4.7% (d)(r)(s)		1,530,000	1,492,107
			2,045,145
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(n)(s)		169,668	174,780
TOTAL FINANCIALS			4,336,594

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (d)(s)		835,000	823,508
Aircastle Ltd 5.25% (c)(d)(s)		625,000	635,976
			1,459,484
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(s)		320,000	293,398
TOTAL UNITED STATES			9,443,400
TOTAL PREFERRED SECURITIES (Cost $18,569,263)			20,874,843

U.S. Government Agency - Mortgage Securities - 28.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 28.7%
Fannie Mae 2% 11/1/2051	3,229,643	2,591,237
Fannie Mae 2% 2/1/2052	763,201	617,824
Fannie Mae 2% 3/1/2052	3,175,345	2,542,710
Fannie Mae 2.5% 1/1/2052	2,434,294	2,037,530
Fannie Mae 2.5% 4/1/2052	829,192	698,706
Fannie Mae 2.5% 5/1/2052	3,858,363	3,242,753
Fannie Mae 2.5% 5/1/2052	2,149,438	1,805,147
Fannie Mae 2.5% 6/1/2052	2,918,506	2,473,828
Fannie Mae 3% 12/1/2051	11,920,094	10,449,697
Fannie Mae 3% 6/1/2052	1,678,294	1,482,807
Fannie Mae 3.5% 12/1/2036	15,619	15,252
Fannie Mae 3.5% 5/1/2036	12,123	11,850
Fannie Mae 5.5% 2/1/2055	2,639,008	2,681,119
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.801% 10/1/2035 (b)(d)	2,561	2,614
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(d)	589	606
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(d)	1,070	1,099
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(d)	173	177
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(d)	686	704
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(d)	4,895	5,053
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.42% 1/1/2044 (b)(d)	947	977
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.455% 4/1/2044 (b)(d)	710	732
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.614%, 6.562% 4/1/2044 (b)(d)	1,559	1,611
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(d)	142	145
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.069% 5/1/2035 (b)(d)	1,025	1,052
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.464% 11/1/2036 (b)(d)	1,175	1,209
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (b)(d)	2,187	2,244
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (b)(d)	1,049	1,081
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.697%, 6.622% 7/1/2043 (b)(d)	8,129	8,451
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.563% 6/1/2042 (b)(d)	5,412	5,632
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.753% 3/1/2040 (b)(d)	4,237	4,392
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.694% 7/1/2035 (b)(d)	2,133	2,194
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.211% 8/1/2041 (b)(d)	1,987	2,070
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.772%, 6.555% 2/1/2037 (b)(d)	10,841	11,179
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(d)	1,346	1,404
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (b)(d)	21,530	22,422
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 6.818% 12/1/2040 (b)(d)	23,045	24,004
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(d)	405	420
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.505% 7/1/2041 (b)(d)	2,810	2,931
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(d)	9,568	9,980
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(d)	2,435	2,538
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.724% 2/1/2035 (b)(d)	1,549	1,598
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.33% 10/1/2041 (b)(d)	808	833
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.753% 4/1/2036 (b)(d)	8,383	8,672
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.54% 8/1/2035 (b)(d)	4,836	4,958
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(d)	1,728	1,796
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.143%, 6.861% 7/1/2036 (b)(d)	785	797
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(d)	439	449
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (b)(d)	853	871
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.235% 10/1/2033 (b)(d)	608	620
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.701% 7/1/2034 (b)(d)	485	496
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	599,678	538,858
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	379,251	338,891
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	636,257	532,479
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	1,367,264	1,037,705
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	216,743	194,760
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	206,433	185,496
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	111,862	100,516
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	12,411	11,153
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	50,048	41,954
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,154,598	957,636
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	225,748	202,852
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	12,881	11,575
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	361,114	324,151
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	2,385,428	1,997,962
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	198,542	178,095
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	14,444	12,956
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	13,585	12,186
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	53,674	44,882
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,110,809	843,065
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	17,472	15,673
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	16,960	15,214
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	54,838	45,822
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	2,583,315	2,301,128
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,464,859	1,314,002
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	17,461	15,663
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	27,893	25,186
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	15,030	13,483
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	544,103	488,069
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	19,257	17,261
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	870,772	660,885
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	15,606	13,989
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	19,400	17,390
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	856,873	769,968
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	1,185,710	1,064,341
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	20,040	17,964
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	3,675,541	2,945,547
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	104,463	84,564
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	17,618	14,119
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	3,802,919	3,047,627
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	748,588	604,591
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	325,986	261,650
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	64,570	51,726
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	397,816	366,766
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	79,396	69,146
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,041,882	897,076
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	422,067	363,932
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	909,116	729,410
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	256,563	208,333
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	38,134	30,870
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	880,132	711,381
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	655,258	530,442
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	220,807	178,471
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	95,135	76,984
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	23,560	18,829
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	7,276,368	5,826,672
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,069,314	1,799,927
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,001,939	863,469
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	458,516	395,368
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	374,312	322,708
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	325,998	259,215
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	218,788	176,155
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	572,797	457,782
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	573,203	456,673
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	207,846	168,254
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	203,011	164,087
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	203,665	163,279
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	167,531	133,892
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	131,068	105,938
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	119,924	95,844
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,743	15,778
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,588	15,685
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	428,246	394,419
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	22,464	20,634
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,791,159	1,555,419
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	316,357	274,975
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	95,721	83,468
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	247,642	198,845
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	20,033	16,073
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	595,962	481,696
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	251,933	203,157
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	179,815	145,563
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	174,298	140,879
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	141,983	114,760
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	20,971	16,760
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	228,338	223,379
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	30,241	27,909
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	27,053	24,848
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	20,761	19,179
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	20,407	18,897
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	10,635	9,895
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,803	13,716
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	5,576,414	4,796,256
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,092,795	868,927
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	510,126	409,448
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	491,228	393,359
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	45,961	37,206
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	33,652	27,231
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	30,167	24,157
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,669	13,379
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	4,894,950	3,921,242
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,649,947	1,318,129
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	862,396	688,220
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	766,426	615,166
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	631,137	509,732
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	569,245	460,635
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	299,358	239,716
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	41,480	38,100
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	26,252	24,113
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,219	14,068
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	9,130,321	7,311,256
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	906,931	722,273
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	674,675	545,950
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	303,894	243,348
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	224,355	181,549
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	191,367	154,855
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	145,589	117,948
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	44,388	35,919
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	35,415	28,658
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	29,695	24,029
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,241	13,839
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	6,134,594	4,931,549
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,820,712	3,047,559
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,474,004	2,810,093
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,228,114	2,604,133
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,522,498	2,043,580
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,803,960	1,455,262
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	817,307	661,624
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	520,665	421,812
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	512,315	410,245
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	444,527	359,852
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	102,762	82,995
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	101,201	81,544
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	88,369	70,929
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	427,662	370,669
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	93,882	82,143
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	8,896,814	7,124,272
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	4,188,168	3,356,363
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,051,917	1,643,107
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	359,885	291,221
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	57,622	46,142
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,183,284	3,349,834
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	31,731	29,343
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	2,118,207	1,833,363
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,440,997	2,988,389
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	5,939,334	4,756,020
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	100,800	81,568
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	3,344,879	3,097,397
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	35,276	32,611
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	68,558	59,938
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,337	15,002
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	363,552	292,029
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	154,043	123,256
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	21,102	16,832
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	438,374	378,872
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	329,227	283,990
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	305,153	264,937
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	9,601,629	7,709,667
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	193,841	156,493
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	121,444	98,311
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,396,829	1,924,544
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	95,644	76,738
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	70,426	56,813
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	36,425	29,464
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	33,257	26,683
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	21,922	17,589
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	7,806,449	6,801,307
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	507,393	438,234
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	63,592	54,881
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	4,488,242	3,863,036
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	27,701	22,243
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	258,660	206,965
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	133,546	106,856
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	19,145	15,319
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	249,761	199,844
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	145,057	116,066
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	112,705	108,810
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	6,679	6,423
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	537,293	507,366
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	47,069	41,694
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	13,746	12,145
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,643,422	1,395,077
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	306,431	257,156
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	8,811,681	7,400,251
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	269,989	228,515
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	208,079	173,644
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	107,175	89,974
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	116,359	112,379
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	16,600	16,044
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	4,386	4,237
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	298,578	267,541
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,965,037	3,327,451
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,745,635	1,458,387
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	719,969	610,046
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	557,405	467,773
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	406,449	341,599
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	148,535	124,697
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	60,257	58,830
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	72,609	70,125
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	5,145	4,970
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	92,914	89,408
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	24,275	23,351
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	996,090	935,628
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	255,195	229,678
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	157,749	140,633
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	56,312	50,334
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,958,740	1,643,158
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,863,372	1,556,750
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,506,463	1,276,461
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,079,951	911,355
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	773,353	649,480
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	589,015	495,036
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	202,334	195,269
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	170,278	163,792
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	3,669	3,528
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	1,753,557	1,690,988
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	1,440,733	1,212,662
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	726,244	609,916
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	264,578	223,273
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	117,506	111,365
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	61,579	59,494
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	55,986	53,095
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	37,935	35,988
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	155,149	139,086
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	27,209	24,041
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	19,893	16,700
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	4,303,952	3,661,631
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	622,441	590,494
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	566,710	537,446
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	48,240	43,493
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	86,727	78,191
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	42,270	35,882
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	4,126,096	3,472,926
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	751,585	634,486
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,515,621	2,979,964
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,269,871	1,071,626
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	721,922	698,537
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	111,314	107,504
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	330,146	304,922
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	145,745	130,611
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	3,307,223	2,940,222
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	21,320	18,838
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,116,802	6,010,212
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,266,371	2,754,401
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,690,938	2,281,775
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,854,529	1,572,543
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,344,079	1,129,628
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	306,598	258,637
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	923,997	894,058
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	920,367	890,201
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	838,182	811,035
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	798,537	772,361
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	776,255	750,537
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	654,441	633,209
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	16,630	16,103
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	35,380	31,895
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	99,639	89,566
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	87,077	78,214
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	78,541	70,596
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	44,877	40,024
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	17,642	15,751
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,148,640	2,643,316
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,990,153	2,534,559
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,642,541	2,222,569
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,595,325	2,199,889
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,570,551	1,318,494
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	629,381	526,405
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	486,139	408,119
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	21,913	18,396
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	7,282,201	6,154,445
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	2,815,474	2,372,418
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	201,541	169,826
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	397,741	331,919
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,161,431	1,122,946
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	738,091	713,631
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	716,317	693,114
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,331,407	1,128,548
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	279,092	251,192
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	318,373	285,388
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	99,330	88,805
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	79,626	71,444
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	4,630,265	3,976,866
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,729,937	2,307,166
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	920,426	780,473
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	40,254	38,935
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	22,959	22,215
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	4,956	4,759
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	511,779	458,607
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,065,843	1,733,651
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,661,559	1,394,377
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,606,147	1,347,875
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	82,801	69,176
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	41,383	39,983
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	8,047,165	7,323,193
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	36,183	30,229
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	522,834	504,757
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	191,467	184,847
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	12,619	12,207
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	70,368	64,629
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,641	13,427
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,709	8,953
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,906	7,250
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,543	6,924
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,168	6,580
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,989	3,686
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	82,623	75,394
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	382,445	335,030
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	31,188	27,185
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	17,681	16,126
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,272	5,751
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	613,859	550,797
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	27,048	24,202
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	16,064	14,213
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,620,978	2,300,944
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,091,789	957,112
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	5,286	5,148
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	81,070	79,364
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	25,427	23,657
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	35,175	32,091
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	34,748	31,942
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	781,837	701,520
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	756,377	678,675
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	36,567	33,407
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	75,975	66,579
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,300,182	4,692,757
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	715,040	628,401
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	464,656	408,355
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	279,214	245,121
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	20,367	17,982
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,869	14,894
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	217,044	212,066
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	65,345	63,839
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	106,604	102,918
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	30,348	29,327
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	18,923	17,409
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,176	9,277
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,997	7,341
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,702	4,319
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,383	3,094
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	703,793	616,757
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,197,018	1,049,360
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	203,398	178,753
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	164,754	144,637
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	20,550	17,996
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	139,540	136,893
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	55,810	54,664
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	50,889	46,643
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	37,993	34,838
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	29,105	26,728
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	23,162	21,256
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	18,422	16,892
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,483	10,553
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,771	8,957
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,879	8,120
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,594	5,153
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	204,746	186,690
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	195,732	178,332
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	29,259	26,678
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	316,808	279,313
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	6,199,448	5,428,907
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,427,654	3,871,797
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	517,702	453,355
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	457,988	401,064
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	41,926	36,715
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	8,662	8,444
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	16,076	14,767
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	281,117	252,238
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	9,280,417	8,321,244
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	372,920	326,575
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	85,440	75,328
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,145,914	1,891,935
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,605,013	1,405,523
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,530,102	1,341,357
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	64,049	58,409
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,288	9,440
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	47,152	42,440
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	56,645	51,563
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	278,901	254,516
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	259,724	237,424
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	219,619	193,626
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	40,361	35,408
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,221,263	3,697,913
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,843,431	1,627,557
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,043,220	915,838
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	91,898	83,843
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	51,258	46,941
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	42,295	38,793
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,095	5,587
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	6,554	5,935
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	252,101	226,281
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	79,723	70,287
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	40,333	36,975
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,074,979	1,825,506
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	161,109	157,922
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	54,805	50,768
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	9,705	8,935
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	84,573	77,279
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	416,081	373,077
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	123,771	112,748
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,510,774	2,212,828
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	523,206	461,119
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	11,042,062	9,652,369
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	111,631	108,798
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	69,009	62,899
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	24,115	22,054
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	12,042	11,004
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	14,321	12,949
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	12,210	11,027
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	4,495	4,033
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	182,734	163,505
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	7,426,982	6,529,398
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	278,167	244,723
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	12,597	12,277
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	10,330	10,066
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	346,207	338,265
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	32,622	29,928
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	429,668	384,454
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	150,951	135,067
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	121,198	110,560
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	21,674	19,055
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	8,630	8,148
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	26,717	25,171
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	219,581	203,017
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,053,407	977,235
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	120,322	110,757
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	6,715,895	6,324,783
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	362,457	329,820
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	148,075	135,066
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	65,650	61,894
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	22,332	21,047
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	15,225	14,439
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,987	5,645
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,604	3,399
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	28,267	26,223
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	979,057	908,262
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	71,670	65,972
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	11,430,949	10,625,812
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	46,424	45,695
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,149	6,728
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	3,965	3,724
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,319,046	1,221,193
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	232,203	215,268
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	40,838	37,199
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	5,192	4,901
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,996,376	1,878,429
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	72,340	66,883
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	33,678	31,137
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	59,637	55,026
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	49,220	44,834
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	131,856	129,087
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	13,087	12,291
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	271,089	246,764
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	13,729	12,889
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	12,336	11,611
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	247,668	225,135
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	4,640	4,376
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	30,892	29,037
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	23,433	22,004
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	51,205	47,503
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	2,955,253	2,792,498
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	468,416	426,933
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	7,854	7,547
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	41,729	39,197
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	25,481	23,950
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	204,532	189,742
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	28,518	25,939
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	201,924	183,916
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	16,222	14,776
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	32,308	30,485
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	26,355	24,766
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	277,879	256,831
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	116,656	107,965
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	72,703	67,287
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,709,630	1,611,703
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	590,898	540,830
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	195,005	191,215
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	23,269	21,959
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	8,959	8,473
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	32,542	30,727
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	5,187	4,886
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	35,877	33,205
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	2,399,761	2,202,987
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,747	14,837
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	13,833	13,048
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,836	7,390
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	249,182	231,163
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	624,020	578,897
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	23,025	20,972
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	48,096	46,823
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,806	4,673
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	1,914	1,862
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	72,940	70,984
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,320	5,169
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	10,822	10,507
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	5,155	4,880
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	393,684	372,615
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	128,275	121,851
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	12,741	12,416
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	6,423	6,234
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,868	2,800
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,316	2,255
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	61,707	59,981
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	41,143	39,979
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,447	2,373
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	17,385	16,879
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	7,054	6,781
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	52,926	50,623
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	73,289	71,360
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,808	13,464
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,481	9,251
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,479	8,243
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,920	7,695
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,511	7,306
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,271	7,081
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,258	7,075
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,528	6,354
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,140	5,958
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,717	5,562
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,281	5,130
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,906	4,776
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,810	3,703
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,564	3,458
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,202	3,125
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,184	3,097
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,495	2,421
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,169	2,124
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	37,613	36,563
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	20,636	20,056
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	17,038	16,550
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	26,058	24,956
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	26,235	24,856
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	174,783	166,099
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	22,345	21,234
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	19,298	18,769
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	7,149	6,940
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	5,845	5,681
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	2,753	2,679
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	3,781	3,641
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	9,633	9,213
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	96,986	92,129
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	39,826	38,770
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,884	5,726
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	51,289	49,784
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,228	3,142
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,034	1,011
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	42,632	40,776
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	12,783	12,226
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	21,576	20,489
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	70,795	67,028
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	84,338	80,088
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	1,338	1,314
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	6,993	6,805
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,452	2,385
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	1,313	1,277
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	20,390	19,773
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	6,207	5,964
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	79,712	76,393
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	25,835	24,517
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	17,493	16,995
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	12,312	11,962
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,038	5,866
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,384	3,282
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	1,989	1,929
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	6,723	6,500
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	10,460,336	10,068,427
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	5,833	5,606
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	15,322	14,641
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	74,622	71,118
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	15,202	14,388
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,228,169	1,155,917
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	602,867	569,473
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	21,809	20,710
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	76,182	72,676
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	6,761	6,582
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	13,246	12,739
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	82,584	78,913
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,305,321	1,232,610
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	74,286	71,077
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	468,144	444,992
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	70,197	66,901
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	41,967	39,997
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	23,909	22,704
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	4,082	3,947
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	13,644	13,067
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	8,409	8,054
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	8,266	7,916
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	183,580	174,501
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	44,317	43,123
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	8,066	7,849
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,261	2,198
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,701	2,625
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	4,708,686	4,536,550
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	88,862	85,023
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	131,783	125,276
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	14,340	13,632
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	217,055	206,117
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	6,762,603	6,381,674
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	20,355	19,941
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	2,416	2,359
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	1,472	1,471
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	57,513	56,971
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	8,202	8,035
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	1,167,421	1,127,969
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2025	32	32
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	725	725
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	6,083	6,077
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	156,689	156,497
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	4,869	4,857
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	7,745	7,660
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,293	1,279
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	14,548	14,526
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	2,638	2,586
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	880,010	850,270
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	620,214	599,254
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	11,818	11,812
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,360	2,358
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,347	2,344
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	13,093	13,064
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	8,597	8,444
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	38,125	37,468
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	13,533	13,406
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	83,195	83,103
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	13,319	13,031
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	10,485	10,259
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	6,447	6,291
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	19,950	20,006
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	4,504	4,510
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	69,399	69,331
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	5,438	5,350
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	6,156	6,038
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	11,848	11,592
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	81,850	81,964
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	23,045	23,077
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	14,113	14,134
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	4,862	4,865
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	8,117	7,962
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	8,107	7,929
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	437,861	439,073
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	10,643	10,666
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	21,876	21,905
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	20,528	20,424
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	95,321	93,589
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	220	220
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	15,965	15,956
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,536	2,535
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	75,009	73,647
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	13,362	13,099
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,183	3,187
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,565	1,568
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,435	1,437
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,110	1,111
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,036	1,037
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	643	644
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	240	241
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	28,045	28,105
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	5,904,513	5,736,340
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,537	3,542
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,688	1,690
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,609	1,612
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,292	1,294
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	712	712
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	533	534
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	8,030	8,040
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	4,095	4,101
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	33,292	33,254
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	2,026	2,027
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	14,049	13,772
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	16,257	16,511
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	497,052	496,064
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	161,323	161,153
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	22,811	23,109
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	393,033	393,480
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	345,047	344,685
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	205,109	204,573
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	209,665	209,379
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	72,731	73,688
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	12,404	12,576
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	109,012	110,124
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	920,042	921,376
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	423,990	428,182
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	61,244	62,045
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	25,976	26,314
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	2,685	2,716
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	25,852	26,210
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	48,657	49,169
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	29,444	29,754
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	21,610	21,837
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (d)	20,079	20,333
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	972,613	988,285
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	4,574,799	4,657,094
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,064,539	1,085,685
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,715,038	1,750,177
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,064,699	1,073,537
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	8,757,398	8,974,383
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	133,146	134,293
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,358,216	2,377,792
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	81,652	82,892
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,551,523	5,604,546
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	620,484	630,288
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,208,831	1,230,198
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	545,655	555,300
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	340,413	347,281
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,704,199	1,719,411
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	487,348	495,810
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	3,264,864	3,314,412
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,165,678	1,189,197
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	4,731,438	4,773,672
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,346,501	1,376,192
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	728,685	740,427
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	2,974,139	2,998,828
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (b)(d)	178	181
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.149% 2/1/2033 (b)(d)	156	159
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 12/1/2034 (b)(d)	324	330
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.184% 9/1/2033 (b)(d)	9,532	9,679
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(d)	159	163
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	8,002	8,355
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	17,067	17,928
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	325	342
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	6,441	6,801
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	6,085	6,436
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	4,587	4,799
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	2,393	2,506
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	5,949	6,271
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	654,904	680,332
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	10,634	11,134
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	10,922	11,421
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	2,010	2,108
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	813	852
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	155	164
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,780,103	1,830,395
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	534,256	553,831
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	211,419	219,693
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	67,501	70,185
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	2,382	2,519
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	3,078	3,213
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	4,354,055	4,506,783
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	5,292,566	5,481,936
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,890,510	1,968,197
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	2,995	3,124
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	3,342	3,491
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	2,154	2,279
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	2,244,943	2,326,323
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	657,099	673,372
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,366,523	1,417,980
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	21,037	22,019
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	2,223,370	2,278,432
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	7,404	7,823
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,548,413	1,585,792
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,941,041	2,010,493
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,254	1,312
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	32,835	34,392
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	3,731	3,925
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (v)	644,685	667,299
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	495,887	512,971
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,559,554	1,597,201
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,053	1,107
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	481	505
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	1,036	1,096
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	13,841	14,634
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	455,485	471,462
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,296,456	2,366,245
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,316,693	1,348,478
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	7,971,111	8,291,194
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	7,486,344	7,684,609
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	13,813	14,462
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	632	662
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	151	159
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	16,678	17,407
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	328	337
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,401	3,573
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	508	537
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	504,815	520,314
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,970,884	3,041,672
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	469,579	488,105
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	2,505,623	2,636,056
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	1,040,429	1,089,957
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	3,409,834	3,592,932
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	1,036,387	1,076,978
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,988	4,164
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	38,710	40,541
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	483,240	502,016
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	928,572	976,910
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	499,034	518,228
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	11,296	11,795
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,266	2,365
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,689	4,922
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	916,723	951,983
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	265,075	279,123
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	2,806,081	2,967,501
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	256	272
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	34,312	35,935
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	27,059	28,324
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	6,405	6,711
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	973,210	1,020,223
Fannie Mae Mortgage pass-thru certificates 6.773% 2/1/2039 (d)	6,703	6,964
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	6	7
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	32	32
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	4	3
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	29	30
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	11	11
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	8	9
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	5	6
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	63	67
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	29	31
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	15	16
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	12	13
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	66	69
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	398	420
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	254	267
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	577	606
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	108	114
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	71	75
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	342	363
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	153	161
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	113	119
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	50	53
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	42	44
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	13	13
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	33	35
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	159	167
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	38	38
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	799	819
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	35	37
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	16	17
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	49	51
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	60	61
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	48	48
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	9	10
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	596	610
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	40	41
Freddie Mac Gold Pool 1.5% 1/1/2036	402,067	361,288
Freddie Mac Gold Pool 1.5% 1/1/2051	1,355,428	1,028,722
Freddie Mac Gold Pool 1.5% 10/1/2035	1,280,365	1,150,508
Freddie Mac Gold Pool 1.5% 11/1/2035	333,216	299,421
Freddie Mac Gold Pool 1.5% 11/1/2035	155,109	139,377
Freddie Mac Gold Pool 1.5% 11/1/2035	22,008	19,776
Freddie Mac Gold Pool 1.5% 12/1/2035	210,975	189,577
Freddie Mac Gold Pool 1.5% 12/1/2040	32,204	26,973
Freddie Mac Gold Pool 1.5% 2/1/2036	16,537	14,834
Freddie Mac Gold Pool 1.5% 2/1/2041	2,454,452	2,052,210
Freddie Mac Gold Pool 1.5% 2/1/2051	1,376,986	1,045,084
Freddie Mac Gold Pool 1.5% 3/1/2036	14,187	12,726
Freddie Mac Gold Pool 1.5% 3/1/2041	54,949	45,946
Freddie Mac Gold Pool 1.5% 3/1/2051	1,088,795	826,357
Freddie Mac Gold Pool 1.5% 4/1/2036	18,041	16,183
Freddie Mac Gold Pool 1.5% 4/1/2041	1,299,119	1,084,506
Freddie Mac Gold Pool 1.5% 4/1/2041	837,503	699,928
Freddie Mac Gold Pool 1.5% 4/1/2051 (t)(u)	3,866,556	2,934,579
Freddie Mac Gold Pool 1.5% 4/1/2051	93,168	70,711
Freddie Mac Gold Pool 1.5% 5/1/2036	996,168	893,578
Freddie Mac Gold Pool 1.5% 5/1/2036	18,449	16,549
Freddie Mac Gold Pool 1.5% 6/1/2036	18,825	16,886
Freddie Mac Gold Pool 1.5% 7/1/2036	16,831	15,087
Freddie Mac Gold Pool 1.5% 8/1/2035	271,468	244,953
Freddie Mac Gold Pool 1.5% 8/1/2036	15,468	13,866
Freddie Mac Gold Pool 2% 1/1/2051	458,421	367,948
Freddie Mac Gold Pool 2% 1/1/2051	35,561	28,498
Freddie Mac Gold Pool 2% 1/1/2052	598,455	476,791
Freddie Mac Gold Pool 2% 1/1/2052	303,666	245,917
Freddie Mac Gold Pool 2% 1/1/2052	198,784	158,869
Freddie Mac Gold Pool 2% 1/1/2052	164,314	131,064
Freddie Mac Gold Pool 2% 10/1/2041	17,946	15,475
Freddie Mac Gold Pool 2% 10/1/2050	476,643	382,424
Freddie Mac Gold Pool 2% 10/1/2050	20,699	16,607
Freddie Mac Gold Pool 2% 10/1/2051	874,178	704,930
Freddie Mac Gold Pool 2% 10/1/2051	173,821	140,494
Freddie Mac Gold Pool 2% 10/1/2051	47,738	38,585
Freddie Mac Gold Pool 2% 10/1/2051	25,588	20,450
Freddie Mac Gold Pool 2% 10/1/2051	23,475	18,783
Freddie Mac Gold Pool 2% 10/1/2051	22,242	17,818
Freddie Mac Gold Pool 2% 10/1/2052	46,679	37,102
Freddie Mac Gold Pool 2% 11/1/2041	396,868	341,839
Freddie Mac Gold Pool 2% 11/1/2041	154,403	133,076
Freddie Mac Gold Pool 2% 11/1/2050	7,357,360	5,962,803
Freddie Mac Gold Pool 2% 11/1/2050	6,764,864	5,427,647
Freddie Mac Gold Pool 2% 11/1/2050	38,964	31,262
Freddie Mac Gold Pool 2% 11/1/2050	26,976	21,643
Freddie Mac Gold Pool 2% 11/1/2051	1,544,260	1,245,278
Freddie Mac Gold Pool 2% 11/1/2051	700,486	566,180
Freddie Mac Gold Pool 2% 11/1/2051	663,351	532,848
Freddie Mac Gold Pool 2% 11/1/2051	439,490	351,242
Freddie Mac Gold Pool 2% 11/1/2051	367,607	294,712
Freddie Mac Gold Pool 2% 11/1/2051	147,358	117,769
Freddie Mac Gold Pool 2% 11/1/2051	68,478	55,349
Freddie Mac Gold Pool 2% 11/1/2051	40,971	33,115
Freddie Mac Gold Pool 2% 12/1/2035	29,731	27,466
Freddie Mac Gold Pool 2% 12/1/2051	752,701	609,324
Freddie Mac Gold Pool 2% 12/1/2051	246,108	198,921
Freddie Mac Gold Pool 2% 12/1/2051	145,886	117,823
Freddie Mac Gold Pool 2% 12/1/2051	143,120	115,321
Freddie Mac Gold Pool 2% 12/1/2051	141,013	113,183
Freddie Mac Gold Pool 2% 12/1/2051	109,632	88,612
Freddie Mac Gold Pool 2% 12/1/2051	51,891	41,601
Freddie Mac Gold Pool 2% 12/1/2051	24,492	19,574
Freddie Mac Gold Pool 2% 2/1/2036	39,752	36,538
Freddie Mac Gold Pool 2% 2/1/2036	29,415	27,174
Freddie Mac Gold Pool 2% 2/1/2036	24,973	23,063
Freddie Mac Gold Pool 2% 2/1/2041	191,891	166,440
Freddie Mac Gold Pool 2% 2/1/2051	2,113,622	1,693,839
Freddie Mac Gold Pool 2% 2/1/2051	71,049	56,938
Freddie Mac Gold Pool 2% 2/1/2051	22,403	17,975
Freddie Mac Gold Pool 2% 2/1/2052	1,424,154	1,143,085
Freddie Mac Gold Pool 2% 2/1/2052	628,813	506,677
Freddie Mac Gold Pool 2% 3/1/2036	21,628	19,973
Freddie Mac Gold Pool 2% 3/1/2041	222,217	193,770
Freddie Mac Gold Pool 2% 3/1/2051	3,532,483	2,828,694
Freddie Mac Gold Pool 2% 3/1/2051	2,789,669	2,239,976
Freddie Mac Gold Pool 2% 3/1/2051	431,161	348,897
Freddie Mac Gold Pool 2% 3/1/2051	402,977	326,090
Freddie Mac Gold Pool 2% 3/1/2051	348,488	281,998
Freddie Mac Gold Pool 2% 3/1/2051	246,582	197,455
Freddie Mac Gold Pool 2% 3/1/2051	47,658	38,565
Freddie Mac Gold Pool 2% 3/1/2051	29,851	24,155
Freddie Mac Gold Pool 2% 3/1/2052	341,132	272,101
Freddie Mac Gold Pool 2% 4/1/2041	16,715	14,480
Freddie Mac Gold Pool 2% 4/1/2042	8,032,025	6,971,290
Freddie Mac Gold Pool 2% 4/1/2051	931,316	745,766
Freddie Mac Gold Pool 2% 4/1/2051	289,428	231,764
Freddie Mac Gold Pool 2% 4/1/2052	4,055,395	3,257,563
Freddie Mac Gold Pool 2% 4/1/2052	57,742	46,671
Freddie Mac Gold Pool 2% 4/1/2052	39,670	31,593
Freddie Mac Gold Pool 2% 5/1/2036	37,864	34,968
Freddie Mac Gold Pool 2% 5/1/2041	171,491	148,488
Freddie Mac Gold Pool 2% 5/1/2051	6,809,264	5,495,189
Freddie Mac Gold Pool 2% 5/1/2051	3,540,746	2,835,311
Freddie Mac Gold Pool 2% 5/1/2051	2,771,580	2,245,372
Freddie Mac Gold Pool 2% 5/1/2051	432,392	346,245
Freddie Mac Gold Pool 2% 5/1/2051	191,056	153,290
Freddie Mac Gold Pool 2% 5/1/2051	79,643	63,900
Freddie Mac Gold Pool 2% 5/1/2051	75,764	61,308
Freddie Mac Gold Pool 2% 6/1/2041	291,525	252,231
Freddie Mac Gold Pool 2% 6/1/2050	23,448,410	18,835,325
Freddie Mac Gold Pool 2% 6/1/2050	620,060	501,949
Freddie Mac Gold Pool 2% 6/1/2051	349,173	278,079
Freddie Mac Gold Pool 2% 6/1/2051	18,759	15,010
Freddie Mac Gold Pool 2% 6/1/2052	349,829	279,912
Freddie Mac Gold Pool 2% 7/1/2041	1,119,400	972,832
Freddie Mac Gold Pool 2% 7/1/2041	17,236	14,901
Freddie Mac Gold Pool 2% 7/1/2050	176,970	143,260
Freddie Mac Gold Pool 2% 7/1/2050	53,883	43,266
Freddie Mac Gold Pool 2% 7/1/2050	21,241	17,062
Freddie Mac Gold Pool 2% 7/1/2051	729,374	592,948
Freddie Mac Gold Pool 2% 7/1/2051	44,796	36,235
Freddie Mac Gold Pool 2% 8/1/2050	15,801	12,791
Freddie Mac Gold Pool 2% 8/1/2051	890,849	712,806
Freddie Mac Gold Pool 2% 8/1/2051	454,101	364,339
Freddie Mac Gold Pool 2% 8/1/2052	523,413	418,314
Freddie Mac Gold Pool 2% 9/1/2050	13,429,533	10,783,299
Freddie Mac Gold Pool 2% 9/1/2050	324,402	261,899
Freddie Mac Gold Pool 2% 9/1/2050	88,292	70,839
Freddie Mac Gold Pool 2% 9/1/2050	15,432	12,391
Freddie Mac Gold Pool 2% 9/1/2051	343,719	277,816
Freddie Mac Gold Pool 2% 9/1/2051	335,697	271,333
Freddie Mac Gold Pool 2% 9/1/2051	100,705	80,484
Freddie Mac Gold Pool 2% 9/1/2051	57,095	46,148
Freddie Mac Gold Pool 2.5% 1/1/2031	4,013	3,892
Freddie Mac Gold Pool 2.5% 1/1/2041	475,933	426,860
Freddie Mac Gold Pool 2.5% 1/1/2042	241,236	214,656
Freddie Mac Gold Pool 2.5% 1/1/2052	1,207,963	1,019,382
Freddie Mac Gold Pool 2.5% 1/1/2052	729,130	612,340
Freddie Mac Gold Pool 2.5% 1/1/2052	681,231	573,604
Freddie Mac Gold Pool 2.5% 1/1/2052	54,369	46,034
Freddie Mac Gold Pool 2.5% 10/1/2031	22,238	21,524
Freddie Mac Gold Pool 2.5% 10/1/2041	120,437	107,376
Freddie Mac Gold Pool 2.5% 10/1/2051	3,096,914	2,615,376
Freddie Mac Gold Pool 2.5% 10/1/2051	666,564	560,212
Freddie Mac Gold Pool 2.5% 11/1/2031	94,629	91,389
Freddie Mac Gold Pool 2.5% 11/1/2032	4,412	4,244
Freddie Mac Gold Pool 2.5% 11/1/2041	1,392,361	1,246,421
Freddie Mac Gold Pool 2.5% 11/1/2041	76,383	68,273
Freddie Mac Gold Pool 2.5% 11/1/2041	65,700	58,862
Freddie Mac Gold Pool 2.5% 11/1/2050	3,229,863	2,738,755
Freddie Mac Gold Pool 2.5% 11/1/2050	873,517	738,240
Freddie Mac Gold Pool 2.5% 11/1/2051	192,279	160,639
Freddie Mac Gold Pool 2.5% 12/1/2050	368,279	312,281
Freddie Mac Gold Pool 2.5% 12/1/2051	550,378	462,220
Freddie Mac Gold Pool 2.5% 12/1/2051	207,047	172,783
Freddie Mac Gold Pool 2.5% 2/1/2035	97,262	92,240
Freddie Mac Gold Pool 2.5% 2/1/2042	264,967	237,049
Freddie Mac Gold Pool 2.5% 2/1/2050	649,302	546,516
Freddie Mac Gold Pool 2.5% 2/1/2051	8,533,424	7,235,899
Freddie Mac Gold Pool 2.5% 2/1/2051	2,406,754	2,020,495
Freddie Mac Gold Pool 2.5% 2/1/2051	14,583	12,243
Freddie Mac Gold Pool 2.5% 3/1/2032	1,251,019	1,207,316
Freddie Mac Gold Pool 2.5% 3/1/2050	2,413,133	2,031,128
Freddie Mac Gold Pool 2.5% 3/1/2051	2,251,030	1,889,763
Freddie Mac Gold Pool 2.5% 4/1/2033	28,118	27,038
Freddie Mac Gold Pool 2.5% 4/1/2042	3,664,936	3,258,437
Freddie Mac Gold Pool 2.5% 4/1/2042	48,458	43,180
Freddie Mac Gold Pool 2.5% 4/1/2047	489,986	415,635
Freddie Mac Gold Pool 2.5% 4/1/2052	877,190	742,441
Freddie Mac Gold Pool 2.5% 5/1/2041	564,699	508,641
Freddie Mac Gold Pool 2.5% 5/1/2051	361,806	306,680
Freddie Mac Gold Pool 2.5% 6/1/2031	14,661	14,212
Freddie Mac Gold Pool 2.5% 6/1/2031	13,269	12,847
Freddie Mac Gold Pool 2.5% 6/1/2040	44,167	39,904
Freddie Mac Gold Pool 2.5% 6/1/2041	57,846	51,866
Freddie Mac Gold Pool 2.5% 7/1/2031	22,933	22,205
Freddie Mac Gold Pool 2.5% 7/1/2032	399,864	385,427
Freddie Mac Gold Pool 2.5% 7/1/2033	47,468	45,575
Freddie Mac Gold Pool 2.5% 7/1/2036	187,370	176,817
Freddie Mac Gold Pool 2.5% 7/1/2050	720,306	608,756
Freddie Mac Gold Pool 2.5% 7/1/2050	86,003	73,007
Freddie Mac Gold Pool 2.5% 7/1/2051	1,394,896	1,182,363
Freddie Mac Gold Pool 2.5% 7/1/2051	530,151	447,055
Freddie Mac Gold Pool 2.5% 8/1/2031	38,768	37,523
Freddie Mac Gold Pool 2.5% 8/1/2041	54,495	48,888
Freddie Mac Gold Pool 2.5% 8/1/2050	1,200,491	1,017,953
Freddie Mac Gold Pool 2.5% 9/1/2041	120,334	107,841
Freddie Mac Gold Pool 2.5% 9/1/2051	734,993	616,804
Freddie Mac Gold Pool 3% 1/1/2043	5,990	5,466
Freddie Mac Gold Pool 3% 1/1/2052	1,339,701	1,174,024
Freddie Mac Gold Pool 3% 1/1/2052	844,983	739,958
Freddie Mac Gold Pool 3% 1/1/2052	29,151	25,491
Freddie Mac Gold Pool 3% 10/1/2049	2,164,516	1,902,248
Freddie Mac Gold Pool 3% 11/1/2050	50,846	44,558
Freddie Mac Gold Pool 3% 11/1/2051	324,196	284,205
Freddie Mac Gold Pool 3% 11/1/2051	154,238	135,164
Freddie Mac Gold Pool 3% 12/1/2030	41,966	41,082
Freddie Mac Gold Pool 3% 12/1/2032	35,712	34,893
Freddie Mac Gold Pool 3% 12/1/2032	3,726	3,634
Freddie Mac Gold Pool 3% 12/1/2042	89,536	82,371
Freddie Mac Gold Pool 3% 12/1/2042	7,897	7,263
Freddie Mac Gold Pool 3% 12/1/2042	2,914	2,681
Freddie Mac Gold Pool 3% 12/1/2046	189,373	169,663
Freddie Mac Gold Pool 3% 12/1/2050	416,405	364,909
Freddie Mac Gold Pool 3% 12/1/2051	215,231	188,614
Freddie Mac Gold Pool 3% 2/1/2033	40,091	39,267
Freddie Mac Gold Pool 3% 2/1/2033	14,400	14,016
Freddie Mac Gold Pool 3% 2/1/2037	25,905	24,641
Freddie Mac Gold Pool 3% 2/1/2043	6,062	5,595
Freddie Mac Gold Pool 3% 2/1/2050	475,262	419,013
Freddie Mac Gold Pool 3% 3/1/2050	3,924,568	3,446,587
Freddie Mac Gold Pool 3% 3/1/2052	763,190	666,423
Freddie Mac Gold Pool 3% 3/1/2052	432,800	379,006
Freddie Mac Gold Pool 3% 3/1/2052	420,424	368,169
Freddie Mac Gold Pool 3% 4/1/2034	34,872	33,822
Freddie Mac Gold Pool 3% 4/1/2046	9,519	8,549
Freddie Mac Gold Pool 3% 4/1/2046	7,915	7,109
Freddie Mac Gold Pool 3% 4/1/2050	3,952,883	3,471,453
Freddie Mac Gold Pool 3% 4/1/2050	163,900	144,501
Freddie Mac Gold Pool 3% 4/1/2051	2,596,731	2,273,978
Freddie Mac Gold Pool 3% 5/1/2035	458,825	442,817
Freddie Mac Gold Pool 3% 5/1/2045	4,113	3,724
Freddie Mac Gold Pool 3% 5/1/2046	143,595	128,964
Freddie Mac Gold Pool 3% 5/1/2046	22,845	20,517
Freddie Mac Gold Pool 3% 5/1/2051	314,553	275,555
Freddie Mac Gold Pool 3% 5/1/2052	3,620,104	3,172,416
Freddie Mac Gold Pool 3% 6/1/2031	12,847	12,575
Freddie Mac Gold Pool 3% 6/1/2031	4,655	4,557
Freddie Mac Gold Pool 3% 6/1/2046	142,035	127,562
Freddie Mac Gold Pool 3% 6/1/2050	78,313	69,191
Freddie Mac Gold Pool 3% 6/1/2052	1,407,057	1,232,171
Freddie Mac Gold Pool 3% 6/1/2052	1,244,371	1,091,650
Freddie Mac Gold Pool 3% 7/1/2045	9,386	8,496
Freddie Mac Gold Pool 3% 9/1/2049	11,532	10,225
Freddie Mac Gold Pool 3% 9/1/2051	292,453	256,195
Freddie Mac Gold Pool 3% 9/1/2051	164,737	144,416
Freddie Mac Gold Pool 3.5% 1/1/2046	17,725	16,453
Freddie Mac Gold Pool 3.5% 1/1/2046	5,936	5,521
Freddie Mac Gold Pool 3.5% 1/1/2048	920,689	847,496
Freddie Mac Gold Pool 3.5% 1/1/2048	7,447	6,908
Freddie Mac Gold Pool 3.5% 10/1/2040	6,790	6,346
Freddie Mac Gold Pool 3.5% 10/1/2047	32,292	29,957
Freddie Mac Gold Pool 3.5% 10/1/2051	205,865	188,165
Freddie Mac Gold Pool 3.5% 11/1/2033	60,199	59,052
Freddie Mac Gold Pool 3.5% 11/1/2040	14,183	13,254
Freddie Mac Gold Pool 3.5% 11/1/2047	218,377	202,586
Freddie Mac Gold Pool 3.5% 11/1/2047	26,282	24,355
Freddie Mac Gold Pool 3.5% 11/1/2047	8,938	8,238
Freddie Mac Gold Pool 3.5% 12/1/2033	22,594	22,195
Freddie Mac Gold Pool 3.5% 12/1/2040	13,728	12,829
Freddie Mac Gold Pool 3.5% 12/1/2046	33,315	30,841
Freddie Mac Gold Pool 3.5% 12/1/2047	49,185	45,628
Freddie Mac Gold Pool 3.5% 12/1/2047	37,550	34,609
Freddie Mac Gold Pool 3.5% 2/1/2034	239,158	235,037
Freddie Mac Gold Pool 3.5% 2/1/2043	887,116	836,816
Freddie Mac Gold Pool 3.5% 2/1/2043	18,806	17,785
Freddie Mac Gold Pool 3.5% 2/1/2043	7,043	6,689
Freddie Mac Gold Pool 3.5% 2/1/2048	113,891	104,973
Freddie Mac Gold Pool 3.5% 2/1/2048	20,181	18,600
Freddie Mac Gold Pool 3.5% 2/1/2052	265,314	242,005
Freddie Mac Gold Pool 3.5% 2/1/2052	64,986	59,134
Freddie Mac Gold Pool 3.5% 3/1/2032	143,309	141,202
Freddie Mac Gold Pool 3.5% 3/1/2045	48,461	45,293
Freddie Mac Gold Pool 3.5% 3/1/2045	11,959	11,202
Freddie Mac Gold Pool 3.5% 3/1/2045	9,583	8,975
Freddie Mac Gold Pool 3.5% 3/1/2046	181,115	168,630
Freddie Mac Gold Pool 3.5% 3/1/2048	44,673	41,105
Freddie Mac Gold Pool 3.5% 3/1/2052	230,085	209,876
Freddie Mac Gold Pool 3.5% 3/1/2052	104,538	95,321
Freddie Mac Gold Pool 3.5% 4/1/2033	147,653	146,029
Freddie Mac Gold Pool 3.5% 4/1/2040	16,816	15,972
Freddie Mac Gold Pool 3.5% 4/1/2042	161,559	153,102
Freddie Mac Gold Pool 3.5% 4/1/2043	22,837	21,516
Freddie Mac Gold Pool 3.5% 4/1/2043	9,509	8,976
Freddie Mac Gold Pool 3.5% 4/1/2046	41,768	38,746
Freddie Mac Gold Pool 3.5% 4/1/2046	34,115	31,689
Freddie Mac Gold Pool 3.5% 4/1/2047	16,444	15,198
Freddie Mac Gold Pool 3.5% 4/1/2052	242,937	222,960
Freddie Mac Gold Pool 3.5% 5/1/2034	26,383	25,839
Freddie Mac Gold Pool 3.5% 5/1/2040	33,103	31,465
Freddie Mac Gold Pool 3.5% 5/1/2040	5,750	5,460
Freddie Mac Gold Pool 3.5% 5/1/2045	81,465	76,028
Freddie Mac Gold Pool 3.5% 5/1/2046	351,157	326,731
Freddie Mac Gold Pool 3.5% 6/1/2032	101,663	100,129
Freddie Mac Gold Pool 3.5% 6/1/2040	28,531	27,164
Freddie Mac Gold Pool 3.5% 6/1/2045	172,995	161,783
Freddie Mac Gold Pool 3.5% 6/1/2045	97,352	90,961
Freddie Mac Gold Pool 3.5% 6/1/2045	15,848	14,849
Freddie Mac Gold Pool 3.5% 6/1/2045	9,657	9,046
Freddie Mac Gold Pool 3.5% 6/1/2046	25,247	23,366
Freddie Mac Gold Pool 3.5% 6/1/2047	135,166	124,716
Freddie Mac Gold Pool 3.5% 7/1/2032	146,576	144,366
Freddie Mac Gold Pool 3.5% 7/1/2040	2,704	2,565
Freddie Mac Gold Pool 3.5% 7/1/2042	533,461	503,274
Freddie Mac Gold Pool 3.5% 7/1/2047	528,981	491,392
Freddie Mac Gold Pool 3.5% 7/1/2048	2,044,762	1,882,209
Freddie Mac Gold Pool 3.5% 8/1/2034	44,317	43,387
Freddie Mac Gold Pool 3.5% 8/1/2040	18,476	17,546
Freddie Mac Gold Pool 3.5% 8/1/2047	813,740	755,916
Freddie Mac Gold Pool 3.5% 8/1/2047	94,566	87,728
Freddie Mac Gold Pool 3.5% 8/1/2047	64,115	59,559
Freddie Mac Gold Pool 3.5% 8/1/2049	9,776,312	8,989,957
Freddie Mac Gold Pool 3.5% 8/1/2051	272,475	249,047
Freddie Mac Gold Pool 3.5% 9/1/2040	14,783	13,732
Freddie Mac Gold Pool 3.5% 9/1/2042	1,250,946	1,179,396
Freddie Mac Gold Pool 3.5% 9/1/2042	676,585	637,533
Freddie Mac Gold Pool 3.5% 9/1/2046	434,039	404,923
Freddie Mac Gold Pool 3.5% 9/1/2046	47,613	44,123
Freddie Mac Gold Pool 3.5% 9/1/2047	18,048	16,743
Freddie Mac Gold Pool 3.5% 9/1/2047	14,846	13,773
Freddie Mac Gold Pool 4% 1/1/2036	77,873	77,008
Freddie Mac Gold Pool 4% 1/1/2039	8,517	8,297
Freddie Mac Gold Pool 4% 1/1/2041	5,983	5,833
Freddie Mac Gold Pool 4% 1/1/2041	2,804	2,740
Freddie Mac Gold Pool 4% 1/1/2044	4,439	4,279
Freddie Mac Gold Pool 4% 10/1/2041	47,781	46,495
Freddie Mac Gold Pool 4% 10/1/2041	5,715	5,563
Freddie Mac Gold Pool 4% 10/1/2041	4,389	4,273
Freddie Mac Gold Pool 4% 10/1/2042	2,289	2,222
Freddie Mac Gold Pool 4% 10/1/2043	11,345	10,962
Freddie Mac Gold Pool 4% 10/1/2044	7,769	7,477
Freddie Mac Gold Pool 4% 10/1/2045	2,933	2,813
Freddie Mac Gold Pool 4% 10/1/2052	626,600	592,675
Freddie Mac Gold Pool 4% 11/1/2041	7,733	7,516
Freddie Mac Gold Pool 4% 11/1/2042	99,757	97,113
Freddie Mac Gold Pool 4% 11/1/2042	87,941	85,481
Freddie Mac Gold Pool 4% 11/1/2042	9,801	9,515
Freddie Mac Gold Pool 4% 11/1/2042	8,441	8,181
Freddie Mac Gold Pool 4% 11/1/2047	59,735	56,797
Freddie Mac Gold Pool 4% 11/1/2051	34,414	32,704
Freddie Mac Gold Pool 4% 12/1/2042	2,401	2,339
Freddie Mac Gold Pool 4% 12/1/2047	96,370	91,631
Freddie Mac Gold Pool 4% 2/1/2041	15,791	15,399
Freddie Mac Gold Pool 4% 2/1/2042	21,861	21,231
Freddie Mac Gold Pool 4% 2/1/2043	7,917	7,671
Freddie Mac Gold Pool 4% 2/1/2043	6,036	5,835
Freddie Mac Gold Pool 4% 2/1/2043	5,076	4,915
Freddie Mac Gold Pool 4% 2/1/2043	2,601	2,513
Freddie Mac Gold Pool 4% 2/1/2045	66,862	64,520
Freddie Mac Gold Pool 4% 2/1/2046	24,429	23,570
Freddie Mac Gold Pool 4% 2/1/2048	62,936	59,959
Freddie Mac Gold Pool 4% 2/1/2050	14,831	14,028
Freddie Mac Gold Pool 4% 2/1/2052	18,352	17,427
Freddie Mac Gold Pool 4% 2/1/2052	15,845	15,047
Freddie Mac Gold Pool 4% 2/1/2053	6,816,281	6,434,459
Freddie Mac Gold Pool 4% 2/1/2053	1,794,210	1,693,705
Freddie Mac Gold Pool 4% 3/1/2042	3,908	3,802
Freddie Mac Gold Pool 4% 3/1/2042	3,583	3,479
Freddie Mac Gold Pool 4% 4/1/2042	54,185	52,626
Freddie Mac Gold Pool 4% 4/1/2042	40,407	39,306
Freddie Mac Gold Pool 4% 4/1/2043	78,882	76,555
Freddie Mac Gold Pool 4% 4/1/2043	4,219	4,094
Freddie Mac Gold Pool 4% 4/1/2046	23,473	22,458
Freddie Mac Gold Pool 4% 4/1/2048	21,994	20,933
Freddie Mac Gold Pool 4% 4/1/2048	18,367	17,481
Freddie Mac Gold Pool 4% 4/1/2048	9,923	9,444
Freddie Mac Gold Pool 4% 4/1/2048	3,966	3,774
Freddie Mac Gold Pool 4% 4/1/2048	1,089	1,036
Freddie Mac Gold Pool 4% 4/1/2052	39,561	37,567
Freddie Mac Gold Pool 4% 4/1/2052	26,324	24,997
Freddie Mac Gold Pool 4% 5/1/2038	106,433	103,854
Freddie Mac Gold Pool 4% 5/1/2042	7,010	6,828
Freddie Mac Gold Pool 4% 5/1/2043	5,157	4,983
Freddie Mac Gold Pool 4% 5/1/2045	32,199	31,340
Freddie Mac Gold Pool 4% 5/1/2045	8,223	7,901
Freddie Mac Gold Pool 4% 5/1/2048	133,564	127,205
Freddie Mac Gold Pool 4% 5/1/2053	3,004,839	2,829,946
Freddie Mac Gold Pool 4% 6/1/2038	4,349	4,244
Freddie Mac Gold Pool 4% 6/1/2038	3,220	3,142
Freddie Mac Gold Pool 4% 6/1/2041	2,057	1,999
Freddie Mac Gold Pool 4% 6/1/2045	5,439	5,236
Freddie Mac Gold Pool 4% 6/1/2047	375,712	358,528
Freddie Mac Gold Pool 4% 6/1/2047	26,098	24,945
Freddie Mac Gold Pool 4% 6/1/2052	20,251	19,230
Freddie Mac Gold Pool 4% 7/1/2042	82,487	79,996
Freddie Mac Gold Pool 4% 7/1/2043	10,829	10,462
Freddie Mac Gold Pool 4% 7/1/2043	9,776	9,481
Freddie Mac Gold Pool 4% 7/1/2043	4,651	4,510
Freddie Mac Gold Pool 4% 7/1/2043	3,498	3,376
Freddie Mac Gold Pool 4% 7/1/2045	15,427	14,846
Freddie Mac Gold Pool 4% 7/1/2052	31,503	29,916
Freddie Mac Gold Pool 4% 8/1/2038	24,501	23,907
Freddie Mac Gold Pool 4% 8/1/2038	17,374	16,953
Freddie Mac Gold Pool 4% 8/1/2043	5,063	4,890
Freddie Mac Gold Pool 4% 8/1/2052	19,759	18,763
Freddie Mac Gold Pool 4% 9/1/2041	5,884	5,729
Freddie Mac Gold Pool 4% 9/1/2041	2,153	2,095
Freddie Mac Gold Pool 4% 9/1/2041	1,961	1,905
Freddie Mac Gold Pool 4% 9/1/2042	33,456	32,494
Freddie Mac Gold Pool 4% 9/1/2042	6,186	6,032
Freddie Mac Gold Pool 4% 9/1/2043	8,210	7,953
Freddie Mac Gold Pool 4% 9/1/2043	7,372	7,137
Freddie Mac Gold Pool 4% 9/1/2043	7,118	6,897
Freddie Mac Gold Pool 4% 9/1/2043	6,198	5,985
Freddie Mac Gold Pool 4% 9/1/2043	6,049	5,836
Freddie Mac Gold Pool 4% 9/1/2044	5,459	5,269
Freddie Mac Gold Pool 4% 9/1/2051	40,943	38,921
Freddie Mac Gold Pool 4.5% 1/1/2040	1,985	1,987
Freddie Mac Gold Pool 4.5% 1/1/2041	1,229	1,230
Freddie Mac Gold Pool 4.5% 1/1/2042	58,400	58,407
Freddie Mac Gold Pool 4.5% 1/1/2047	4,274	4,203
Freddie Mac Gold Pool 4.5% 10/1/2039	11,729	11,736
Freddie Mac Gold Pool 4.5% 10/1/2039	2,723	2,724
Freddie Mac Gold Pool 4.5% 10/1/2039	1,095	1,096
Freddie Mac Gold Pool 4.5% 10/1/2040	5,571	5,572
Freddie Mac Gold Pool 4.5% 10/1/2040	3,016	3,014
Freddie Mac Gold Pool 4.5% 10/1/2041	14,418	14,415
Freddie Mac Gold Pool 4.5% 10/1/2048	77,753	76,535
Freddie Mac Gold Pool 4.5% 10/1/2048	11,709	11,459
Freddie Mac Gold Pool 4.5% 11/1/2040	1,349	1,349
Freddie Mac Gold Pool 4.5% 12/1/2040	2,031	2,030
Freddie Mac Gold Pool 4.5% 12/1/2040	1,752	1,751
Freddie Mac Gold Pool 4.5% 12/1/2044	3,721	3,685
Freddie Mac Gold Pool 4.5% 12/1/2045	10,746	10,754
Freddie Mac Gold Pool 4.5% 12/1/2046	4,323	4,251
Freddie Mac Gold Pool 4.5% 12/1/2052	1,425,544	1,377,368
Freddie Mac Gold Pool 4.5% 2/1/2041	8,897	8,899
Freddie Mac Gold Pool 4.5% 2/1/2041	2,313	2,311
Freddie Mac Gold Pool 4.5% 2/1/2041	2,308	2,306
Freddie Mac Gold Pool 4.5% 2/1/2041	2,168	2,169
Freddie Mac Gold Pool 4.5% 2/1/2041	1,419	1,420
Freddie Mac Gold Pool 4.5% 2/1/2041	989	988
Freddie Mac Gold Pool 4.5% 2/1/2047	20,898	20,551
Freddie Mac Gold Pool 4.5% 3/1/2041	22,630	22,631
Freddie Mac Gold Pool 4.5% 3/1/2041	9,318	9,319
Freddie Mac Gold Pool 4.5% 3/1/2041	2,280	2,281
Freddie Mac Gold Pool 4.5% 3/1/2041	2,225	2,225
Freddie Mac Gold Pool 4.5% 4/1/2041	28,372	28,371
Freddie Mac Gold Pool 4.5% 4/1/2041	3,130	3,126
Freddie Mac Gold Pool 4.5% 4/1/2041	3,067	3,065
Freddie Mac Gold Pool 4.5% 5/1/2035	957	960
Freddie Mac Gold Pool 4.5% 5/1/2039	7,658	7,665
Freddie Mac Gold Pool 4.5% 5/1/2041	3,334	3,332
Freddie Mac Gold Pool 4.5% 5/1/2041	3,264	3,260
Freddie Mac Gold Pool 4.5% 5/1/2045	18,399	18,191
Freddie Mac Gold Pool 4.5% 5/1/2047	51,067	50,203
Freddie Mac Gold Pool 4.5% 5/1/2047	39,426	38,771
Freddie Mac Gold Pool 4.5% 5/1/2047	17,086	16,802
Freddie Mac Gold Pool 4.5% 6/1/2038	1,183	1,185
Freddie Mac Gold Pool 4.5% 6/1/2041	3,489	3,491
Freddie Mac Gold Pool 4.5% 6/1/2041	2,537	2,535
Freddie Mac Gold Pool 4.5% 6/1/2041	2,162	2,163
Freddie Mac Gold Pool 4.5% 6/1/2041	1,036	1,037
Freddie Mac Gold Pool 4.5% 6/1/2047	74,110	72,856
Freddie Mac Gold Pool 4.5% 6/1/2047	20,650	20,352
Freddie Mac Gold Pool 4.5% 7/1/2040	4,197	4,200
Freddie Mac Gold Pool 4.5% 7/1/2040	1,846	1,845
Freddie Mac Gold Pool 4.5% 7/1/2040	1,648	1,649
Freddie Mac Gold Pool 4.5% 7/1/2047	37,743	37,234
Freddie Mac Gold Pool 4.5% 7/1/2047	30,169	29,658
Freddie Mac Gold Pool 4.5% 7/1/2047	16,648	16,408
Freddie Mac Gold Pool 4.5% 8/1/2033	466	468
Freddie Mac Gold Pool 4.5% 8/1/2040	1,459	1,459
Freddie Mac Gold Pool 4.5% 8/1/2041	10,508	10,507
Freddie Mac Gold Pool 4.5% 8/1/2041	1,477	1,475
Freddie Mac Gold Pool 4.5% 8/1/2041	1,107	1,107
Freddie Mac Gold Pool 4.5% 8/1/2052	3,686,128	3,565,013
Freddie Mac Gold Pool 4.5% 8/1/2052	50,364	48,772
Freddie Mac Gold Pool 4.5% 9/1/2039	6,107	6,118
Freddie Mac Gold Pool 4.5% 9/1/2040	2,731	2,732
Freddie Mac Gold Pool 4.5% 9/1/2041	25,635	25,649
Freddie Mac Gold Pool 4.5% 9/1/2041	14,614	14,615
Freddie Mac Gold Pool 4.5% 9/1/2041	10,879	10,877
Freddie Mac Gold Pool 4.5% 9/1/2052	2,986,020	2,885,109
Freddie Mac Gold Pool 5% 1/1/2035	10,679	10,832
Freddie Mac Gold Pool 5% 1/1/2037	503	511
Freddie Mac Gold Pool 5% 1/1/2040	4,777	4,856
Freddie Mac Gold Pool 5% 1/1/2053	364,541	363,474
Freddie Mac Gold Pool 5% 10/1/2033	1,266	1,284
Freddie Mac Gold Pool 5% 10/1/2033	881	893
Freddie Mac Gold Pool 5% 10/1/2052	156,657	156,492
Freddie Mac Gold Pool 5% 11/1/2035	719	730
Freddie Mac Gold Pool 5% 11/1/2052	737,761	736,755
Freddie Mac Gold Pool 5% 11/1/2052	248,998	249,281
Freddie Mac Gold Pool 5% 11/1/2053	8,335,442	8,347,528
Freddie Mac Gold Pool 5% 12/1/2033	491	498
Freddie Mac Gold Pool 5% 12/1/2035	1,948	1,979
Freddie Mac Gold Pool 5% 12/1/2052	557,221	556,461
Freddie Mac Gold Pool 5% 12/1/2052	422,241	421,665
Freddie Mac Gold Pool 5% 12/1/2052	387,291	386,279
Freddie Mac Gold Pool 5% 12/1/2052	107,746	107,464
Freddie Mac Gold Pool 5% 12/1/2054	2,619,789	2,603,938
Freddie Mac Gold Pool 5% 4/1/2034	409	415
Freddie Mac Gold Pool 5% 4/1/2035	2,897	2,940
Freddie Mac Gold Pool 5% 4/1/2035	1,036	1,052
Freddie Mac Gold Pool 5% 4/1/2035	749	761
Freddie Mac Gold Pool 5% 4/1/2036	6,136	6,232
Freddie Mac Gold Pool 5% 4/1/2040	6,535	6,645
Freddie Mac Gold Pool 5% 4/1/2054	1,000,249	1,001,386
Freddie Mac Gold Pool 5% 5/1/2034	493	500
Freddie Mac Gold Pool 5% 5/1/2034	245	249
Freddie Mac Gold Pool 5% 5/1/2035	2,825	2,869
Freddie Mac Gold Pool 5% 6/1/2035	521	529
Freddie Mac Gold Pool 5% 6/1/2035	229	233
Freddie Mac Gold Pool 5% 6/1/2040	4,168	4,238
Freddie Mac Gold Pool 5% 6/1/2040	3,329	3,385
Freddie Mac Gold Pool 5% 6/1/2041	103,482	105,241
Freddie Mac Gold Pool 5% 6/1/2052	2,082,268	2,085,937
Freddie Mac Gold Pool 5% 6/1/2053	317,548	320,687
Freddie Mac Gold Pool 5% 7/1/2035	18,302	18,578
Freddie Mac Gold Pool 5% 7/1/2035	2,563	2,603
Freddie Mac Gold Pool 5% 7/1/2041	1,908	1,940
Freddie Mac Gold Pool 5% 7/1/2041	1,557	1,583
Freddie Mac Gold Pool 5% 7/1/2041	816	827
Freddie Mac Gold Pool 5% 8/1/2033	335	340
Freddie Mac Gold Pool 5% 8/1/2034	4,458	4,524
Freddie Mac Gold Pool 5% 8/1/2035	369	374
Freddie Mac Gold Pool 5% 8/1/2040	3,429	3,486
Freddie Mac Gold Pool 5% 9/1/2033	1,047	1,062
Freddie Mac Gold Pool 5% 9/1/2035	2,388	2,426
Freddie Mac Gold Pool 5% 9/1/2052	155,317	155,154
Freddie Mac Gold Pool 5% 9/1/2054	6,541,025	6,481,011
Freddie Mac Gold Pool 5.5% 1/1/2055	10,028,654	10,246,663
Freddie Mac Gold Pool 5.5% 1/1/2055	1,868,111	1,899,964
Freddie Mac Gold Pool 5.5% 11/1/2052	902,219	921,550
Freddie Mac Gold Pool 5.5% 2/1/2054	245,873	248,221
Freddie Mac Gold Pool 5.5% 3/1/2053 (u)(v)	1,200,802	1,226,531
Freddie Mac Gold Pool 5.5% 4/1/2053	206,781	211,212
Freddie Mac Gold Pool 5.5% 5/1/2039	6,033,332	6,182,822
Freddie Mac Gold Pool 5.5% 5/1/2053	572,963	581,838
Freddie Mac Gold Pool 5.5% 9/1/2053	3,786,071	3,861,276
Freddie Mac Gold Pool 5.5% 9/1/2054	1,740,588	1,771,899
Freddie Mac Gold Pool 6% 1/1/2032	253	263
Freddie Mac Gold Pool 6% 1/1/2032	157	163
Freddie Mac Gold Pool 6% 10/1/2032	129	134
Freddie Mac Gold Pool 6% 10/1/2054	1,372,627	1,425,922
Freddie Mac Gold Pool 6% 11/1/2031	171	177
Freddie Mac Gold Pool 6% 11/1/2032	1,395	1,448
Freddie Mac Gold Pool 6% 11/1/2053	332,304	342,507
Freddie Mac Gold Pool 6% 12/1/2032	69	72
Freddie Mac Gold Pool 6% 12/1/2037	3,771	3,997
Freddie Mac Gold Pool 6% 12/1/2037	969	1,025
Freddie Mac Gold Pool 6% 12/1/2052	302,566	313,179
Freddie Mac Gold Pool 6% 3/1/2053	1,100,661	1,142,709
Freddie Mac Gold Pool 6% 4/1/2031	130	134
Freddie Mac Gold Pool 6% 4/1/2033	452	470
Freddie Mac Gold Pool 6% 4/1/2039	1,242,998	1,288,057
Freddie Mac Gold Pool 6% 4/1/2054	17,382,956	18,025,297
Freddie Mac Gold Pool 6% 5/1/2029	26	26
Freddie Mac Gold Pool 6% 5/1/2033	3,193	3,302
Freddie Mac Gold Pool 6% 5/1/2054	1,988,400	2,064,982
Freddie Mac Gold Pool 6% 6/1/2031	44	46
Freddie Mac Gold Pool 6% 7/1/2032	334	346
Freddie Mac Gold Pool 6% 7/1/2033	436	455
Freddie Mac Gold Pool 6% 7/1/2039	3,244,876	3,350,336
Freddie Mac Gold Pool 6% 8/1/2037	3,231	3,410
Freddie Mac Gold Pool 6% 8/1/2055	1,250,000	1,298,241
Freddie Mac Gold Pool 6% 9/1/2033	2,538	2,644
Freddie Mac Gold Pool 6% 9/1/2039	756,830	782,432
Freddie Mac Gold Pool 6% 9/1/2054	998,061	1,037,437
Freddie Mac Gold Pool 6% 9/1/2054	274,320	283,514
Freddie Mac Gold Pool 6.5% 1/1/2032	1,017	1,061
Freddie Mac Gold Pool 6.5% 1/1/2054	1,549,039	1,622,778
Freddie Mac Gold Pool 6.5% 1/1/2054	1,332,745	1,397,437
Freddie Mac Gold Pool 6.5% 10/1/2032	963	1,009
Freddie Mac Gold Pool 6.5% 10/1/2053	304,194	318,888
Freddie Mac Gold Pool 6.5% 10/1/2053	302,958	317,403
Freddie Mac Gold Pool 6.5% 2/1/2054	6,606,475	6,920,965
Freddie Mac Gold Pool 6.5% 3/1/2036	9,627	10,065
Freddie Mac Gold Pool 6.5% 4/1/2032	96	101
Freddie Mac Gold Pool 6.5% 6/1/2054	7,035,520	7,406,162
Freddie Mac Gold Pool 6.5% 6/1/2054	2,546,499	2,686,223
Freddie Mac Gold Pool 6.5% 7/1/2032	25	27
Freddie Mac Gold Pool 6.5% 8/1/2032	381	399
Freddie Mac Gold Pool 6.5% 8/1/2032	258	270
Freddie Mac Gold Pool 6.5% 8/1/2032	248	260
Freddie Mac Gold Pool 6.5% 9/1/2039	12,584	13,472
Freddie Mac Gold Pool 6.5% 9/1/2053	311,204	327,598
Freddie Mac Gold Pool 6.5% 9/1/2053	301,597	315,977
Freddie Mac Gold Pool 6.5% 9/1/2054	3,025,988	3,192,966
Freddie Mac Gold Pool 6.5% 9/1/2054	1,853,549	1,956,989
Freddie Mac Gold Pool 7% 1/1/2036	511	540
Freddie Mac Gold Pool 7% 11/1/2034	834	882
Freddie Mac Gold Pool 7% 11/1/2034	746	793
Freddie Mac Gold Pool 7% 4/1/2032	315	331
Freddie Mac Gold Pool 7% 4/1/2032	144	152
Freddie Mac Gold Pool 7% 7/1/2029	1,345	1,414
Freddie Mac Gold Pool 7% 8/1/2026	82	82
Freddie Mac Gold Pool 7% 9/1/2026	109	110
Freddie Mac Gold Pool 7% 9/1/2035	2,147	2,276
Freddie Mac Gold Pool 7.5% 1/1/2027	3	3
Freddie Mac Gold Pool 8% 7/1/2030	36	38
Freddie Mac Gold Pool 8% 8/1/2030	83	87
Freddie Mac Gold Pool 8.5% 8/1/2027	32	32
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	4,271,994	4,424,847
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	5,067,771	5,242,763
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	607,816	640,454
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	553,037	582,906
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	174,469	184,832
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(d)	2,602	2,644
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.381% 3/1/2036 (b)(d)	1,798	1,829
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(d)	1,364	1,399
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.665% 7/1/2036 (b)(d)	8,829	9,067
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (b)(d)	3,254	3,379
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.608% 12/1/2040 (b)(d)	12,857	13,327
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.315% 9/1/2041 (b)(d)	23,256	24,106
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(d)	949	982
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 10/1/2041 (b)(d)	26,150	27,221
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(d)	474	495
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(d)	3,681	3,820
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(d)	1,883	1,962
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(d)	6,528	6,809
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (b)(d)	4,556	4,752
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (b)(d)	6,803	7,097
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.932%, 7.003% 10/1/2042 (b)(d)	12,573	13,066
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(d)	773	807
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(d)	28	27
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(d)	4,672	4,836
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(d)	1,136	1,185
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.196% 6/1/2033 (b)(d)	9,958	10,113
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.48% 4/1/2034 (b)(d)	3,309	3,380
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (b)(d)	1,881	1,914
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.887% 3/1/2035 (b)(d)	4,152	4,234
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.548% 7/1/2035 (b)(d)	6,073	6,229
Freddie Mac Non Gold Pool 5% 8/1/2053	519,867	516,722
Freddie Mac Non Gold Pool 5.5% 4/1/2055	1,973,959	2,009,468
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,328,915	3,386,717
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,443,519	1,470,389
Freddie Mac Non Gold Pool 5.5% 8/1/2053	405,050	412,589
Freddie Mac Non Gold Pool 5.5% 8/1/2053	399,955	406,900
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.165% 7/1/2035 (b)(d)	1,554	1,581
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 1/1/2037 (b)(d)	2,162	2,203
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(d)	6,379	6,490
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.661% 10/1/2035 (b)(d)	7,640	7,814
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.635% 5/1/2037 (b)(d)	1,521	1,564
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(d)	3,187	3,277
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (b)(d)	99	103
Freddie Mac Non Gold Pool 6% 11/1/2054	1,119,820	1,159,451
Freddie Mac Non Gold Pool 6% 6/1/2053	348,320	360,430
Freddie Mac Non Gold Pool 6% 6/1/2053	341,929	353,175
Freddie Mac Non Gold Pool 6% 6/1/2053	290,985	300,919
Freddie Mac Non Gold Pool 6% 6/1/2054	2,979,052	3,082,618
Freddie Mac Non Gold Pool 6% 7/1/2053	358,406	370,866
Freddie Mac Non Gold Pool 6% 7/1/2053	315,220	325,981
Freddie Mac Non Gold Pool 6% 9/1/2053	610,821	629,575
Freddie Mac Non Gold Pool 6.5% 1/1/2055	3,584,737	3,756,783
Freddie Mac Non Gold Pool 6.5% 1/1/2055	223,834	236,482
Freddie Mac Non Gold Pool 6.5% 11/1/2054	99,061	104,659
Freddie Mac Non Gold Pool 6.5% 2/1/2055	256,596	271,196
Ginnie Mae I Pool 2.5% 1/20/2052	1,467,761	1,239,638
Ginnie Mae I Pool 2.5% 12/20/2051	2,292,340	1,936,059
Ginnie Mae I Pool 2.5% 12/20/2051	1,211,798	1,023,457
Ginnie Mae I Pool 2.5% 12/20/2051	665,978	562,470
Ginnie Mae I Pool 2.5% 8/20/2051	3,161,467	2,670,106
Ginnie Mae I Pool 2.5% 8/20/2051	823,410	695,434
Ginnie Mae I Pool 2.5% 8/20/2051	563,121	475,600
Ginnie Mae I Pool 2.5% 9/20/2051	1,478,206	1,248,460
Ginnie Mae I Pool 2.5% 9/20/2051	811,388	685,280
Ginnie Mae I Pool 3% 12/15/2042	20,967	19,074
Ginnie Mae I Pool 3% 12/20/2042	26,227	24,099
Ginnie Mae I Pool 3% 2/15/2045	12,475	11,249
Ginnie Mae I Pool 3% 2/20/2050	86,529	76,639
Ginnie Mae I Pool 3% 3/20/2043	17,092	15,713
Ginnie Mae I Pool 3% 3/20/2043	7,061	6,496
Ginnie Mae I Pool 3% 4/15/2045	6,896	6,204
Ginnie Mae I Pool 3% 5/15/2042	3,072	2,808
Ginnie Mae I Pool 3% 6/15/2043	2,694	2,460
Ginnie Mae I Pool 3.5% 1/15/2043	10,262	9,623
Ginnie Mae I Pool 3.5% 10/20/2052	1,439,337	1,313,668
Ginnie Mae I Pool 3.5% 11/15/2042	23,922	22,443
Ginnie Mae I Pool 3.5% 12/15/2041	9,061	8,509
Ginnie Mae I Pool 3.5% 12/15/2041	8,210	7,700
Ginnie Mae I Pool 3.5% 12/20/2049	10,078	9,244
Ginnie Mae I Pool 3.5% 12/20/2049	4,597	4,206
Ginnie Mae I Pool 3.5% 12/20/2049	3,569	3,274
Ginnie Mae I Pool 3.5% 12/20/2049	1,066	976
Ginnie Mae I Pool 3.5% 2/15/2042	9,845	9,260
Ginnie Mae I Pool 3.5% 2/15/2042	3,448	3,244
Ginnie Mae I Pool 3.5% 2/15/2043	44,837	42,160
Ginnie Mae I Pool 3.5% 2/15/2044	6,804	6,337
Ginnie Mae I Pool 3.5% 2/20/2043	14,053	13,209
Ginnie Mae I Pool 3.5% 3/20/2043	6,437	6,047
Ginnie Mae I Pool 3.5% 4/15/2043	38,861	36,562
Ginnie Mae I Pool 3.5% 4/15/2043	7,255	6,779
Ginnie Mae I Pool 3.5% 6/20/2046	15,282	14,107
Ginnie Mae I Pool 3.5% 7/15/2042	6,764	6,349
Ginnie Mae I Pool 3.5% 7/15/2042	2,255	2,116
Ginnie Mae I Pool 3.5% 7/20/2043	12,797	11,966
Ginnie Mae I Pool 3.5% 7/20/2046	133,291	123,007
Ginnie Mae I Pool 3.5% 7/20/2052	7,689,984	7,018,572
Ginnie Mae I Pool 3.5% 8/20/2052	4,579,761	4,179,902
Ginnie Mae I Pool 3.5% 9/20/2052	2,442,068	2,228,851
Ginnie Mae I Pool 4% 1/15/2041	8,723	8,462
Ginnie Mae I Pool 4% 1/15/2047	5,801	5,478
Ginnie Mae I Pool 4% 1/15/2047	5,584	5,274
Ginnie Mae I Pool 4% 1/15/2047	4,291	4,053
Ginnie Mae I Pool 4% 1/15/2047	2,045	1,931
Ginnie Mae I Pool 4% 10/15/2040	9,544	9,264
Ginnie Mae I Pool 4% 10/15/2040	8,862	8,606
Ginnie Mae I Pool 4% 10/15/2040	8,218	7,977
Ginnie Mae I Pool 4% 10/15/2041	18,244	17,663
Ginnie Mae I Pool 4% 10/15/2041	8,643	8,378
Ginnie Mae I Pool 4% 10/15/2041	6,208	6,021
Ginnie Mae I Pool 4% 10/15/2041	4,757	4,613
Ginnie Mae I Pool 4% 10/15/2041	3,246	3,142
Ginnie Mae I Pool 4% 10/20/2042	30,152	29,156
Ginnie Mae I Pool 4% 10/20/2052	1,730,192	1,627,735
Ginnie Mae I Pool 4% 11/15/2040	2,363	2,292
Ginnie Mae I Pool 4% 11/15/2041	15,619	15,138
Ginnie Mae I Pool 4% 12/15/2040	1,120	1,090
Ginnie Mae I Pool 4% 12/15/2041	7,255	7,036
Ginnie Mae I Pool 4% 12/15/2041	4,977	4,818
Ginnie Mae I Pool 4% 2/15/2042	2,321	2,247
Ginnie Mae I Pool 4% 2/15/2045	7,709	7,421
Ginnie Mae I Pool 4% 3/15/2040	36,196	35,152
Ginnie Mae I Pool 4% 3/15/2041	17,958	17,435
Ginnie Mae I Pool 4% 3/15/2042	7,969	7,712
Ginnie Mae I Pool 4% 4/15/2046	50,990	49,045
Ginnie Mae I Pool 4% 4/20/2048	7,024	6,629
Ginnie Mae I Pool 4% 4/20/2048	6,687	6,312
Ginnie Mae I Pool 4% 5/15/2045	7,209	6,928
Ginnie Mae I Pool 4% 5/20/2049	12,329	11,574
Ginnie Mae I Pool 4% 6/15/2045	1,925	1,854
Ginnie Mae I Pool 4% 7/15/2045	5,251	5,045
Ginnie Mae I Pool 4% 7/15/2046	4,872	4,610
Ginnie Mae I Pool 4% 8/15/2039	1,312	1,276
Ginnie Mae I Pool 4% 9/15/2041	7,308	7,079
Ginnie Mae I Pool 4.5% 12/15/2039	1,569	1,565
Ginnie Mae I Pool 4.5% 2/15/2040	4,461	4,446
Ginnie Mae I Pool 4.5% 2/15/2040	3,039	3,030
Ginnie Mae I Pool 4.5% 3/15/2040	10,985	10,948
Ginnie Mae I Pool 4.5% 3/15/2041	24,879	24,769
Ginnie Mae I Pool 4.5% 4/15/2040	4,623	4,609
Ginnie Mae I Pool 4.5% 4/20/2053	1,049,020	1,017,234
Ginnie Mae I Pool 4.5% 5/15/2039	863	860
Ginnie Mae I Pool 4.5% 5/15/2040	5,547	5,528
Ginnie Mae I Pool 4.5% 6/15/2039	3,011	3,004
Ginnie Mae I Pool 4.5% 6/15/2039	2,698	2,690
Ginnie Mae I Pool 4.5% 6/15/2040	20,928	20,830
Ginnie Mae I Pool 4.5% 6/15/2040	12,353	12,311
Ginnie Mae I Pool 4.5% 6/15/2040	5,774	5,753
Ginnie Mae I Pool 4.5% 6/15/2040	3,108	3,098
Ginnie Mae I Pool 4.5% 6/15/2040	3,008	2,997
Ginnie Mae I Pool 4.5% 6/15/2040	2,612	2,602
Ginnie Mae I Pool 4.5% 6/15/2040	2,441	2,432
Ginnie Mae I Pool 4.5% 6/15/2041	38,485	38,328
Ginnie Mae I Pool 4.5% 7/15/2039	2,360	2,353
Ginnie Mae I Pool 4.5% 7/15/2040	9,463	9,430
Ginnie Mae I Pool 4.5% 7/15/2040	8,013	7,985
Ginnie Mae I Pool 4.5% 7/15/2040	6,145	6,125
Ginnie Mae I Pool 4.5% 7/15/2040	4,898	4,881
Ginnie Mae I Pool 4.5% 7/15/2040	4,364	4,349
Ginnie Mae I Pool 4.5% 7/15/2040	3,942	3,927
Ginnie Mae I Pool 4.5% 8/15/2039	24,205	24,131
Ginnie Mae I Pool 4.5% 8/15/2039	15,113	15,067
Ginnie Mae I Pool 4.5% 8/15/2039	12,384	12,347
Ginnie Mae I Pool 4.5% 8/15/2039	5,333	5,316
Ginnie Mae I Pool 4.5% 9/15/2039	4,510	4,495
Ginnie Mae I Pool 4.5% 9/15/2039	2,183	2,176
Ginnie Mae I Pool 5% 10/15/2039	1,724	1,751
Ginnie Mae I Pool 5% 12/15/2039	1,623	1,648
Ginnie Mae I Pool 5% 4/15/2040	15,559	15,805
Ginnie Mae I Pool 5% 4/15/2040	11,691	11,875
Ginnie Mae I Pool 5% 4/15/2041	2,350	2,388
Ginnie Mae I Pool 5% 4/20/2048	147,959	150,130
Ginnie Mae I Pool 5% 5/15/2039	3,855	3,915
Ginnie Mae I Pool 5% 5/15/2039	1,924	1,954
Ginnie Mae I Pool 5% 6/15/2040	35,323	35,881
Ginnie Mae I Pool 5% 7/15/2039	3,099	3,147
Ginnie Mae I Pool 5% 8/15/2039	1,554	1,578
Ginnie Mae I Pool 5% 8/15/2040	2,936	2,983
Ginnie Mae I Pool 5% 8/15/2040	2,551	2,591
Ginnie Mae I Pool 5% 8/15/2040	2,445	2,484
Ginnie Mae I Pool 5% 9/15/2039	9,955	10,110
Ginnie Mae I Pool 5% 9/15/2039	1,412	1,434
Ginnie Mae I Pool 5% 9/15/2041	26,367	26,781
Ginnie Mae I Pool 5.47% 8/20/2059 (d)(l)	176	175
Ginnie Mae I Pool 5.5% 1/15/2039	1,584	1,631
Ginnie Mae I Pool 5.5% 10/15/2035	1,267	1,300
Ginnie Mae I Pool 5.5% 3/20/2054	2,239,569	2,274,550
Ginnie Mae I Pool 5.5% 9/15/2039	7,832	8,067
Ginnie Mae I Pool 5.5% 9/15/2039	5,520	5,685
Ginnie Mae I Pool 6% 5/15/2040	20,868	21,800
Ginnie Mae I Pool 6% 6/15/2036	137,178	142,513
Ginnie Mae I Pool 6.5% 9/15/2034	358	373
Ginnie Mae I Pool 7% 1/15/2032	168	173
Ginnie Mae I Pool 7% 10/15/2028	65	66
Ginnie Mae I Pool 7% 4/15/2028	25	26
Ginnie Mae I Pool 7% 4/15/2032	17	17
Ginnie Mae I Pool 7% 4/20/2032	1,739	1,810
Ginnie Mae I Pool 7% 6/15/2028	28	29
Ginnie Mae I Pool 7% 6/15/2031	123	127
Ginnie Mae I Pool 7% 7/15/2028	31	31
Ginnie Mae I Pool 7% 8/15/2032	36	37
Ginnie Mae I Pool 7% 9/15/2028	25	26
Ginnie Mae I Pool 7.5% 1/15/2031	12	13
Ginnie Mae I Pool 7.5% 3/15/2028	473	481
Ginnie Mae I Pool 7.5% 4/15/2027	14	14
Ginnie Mae I Pool 7.5% 6/15/2027	31	31
Ginnie Mae I Pool 7.5% 8/15/2028	14	14
Ginnie Mae I Pool 7.5% 9/15/2027	42	43
Ginnie Mae I Pool 8% 7/15/2027	8	8
Ginnie Mae I Pool 8.5% 7/15/2030	10	10
Ginnie Mae I Pool 8.5% 8/15/2029	8	8
Ginnie Mae II Pool 2% 1/20/2051	31,626,351	25,906,103
Ginnie Mae II Pool 2% 1/20/2052	4,486,917	3,674,669
Ginnie Mae II Pool 2% 10/1/2055 (e)	21,750,000	17,800,755
Ginnie Mae II Pool 2% 10/20/2050	8,725,568	7,146,014
Ginnie Mae II Pool 2% 11/20/2050	2,259,667	1,850,962
Ginnie Mae II Pool 2% 12/20/2050	4,229,778	3,463,748
Ginnie Mae II Pool 2% 2/20/2051	986,600	808,154
Ginnie Mae II Pool 2% 2/20/2052	11,619,793	9,516,310
Ginnie Mae II Pool 2% 3/20/2052	3,431,307	2,811,224
Ginnie Mae II Pool 2% 4/20/2051	86,927	71,205
Ginnie Mae II Pool 2% 9/1/2055 (e)	59,075,000	48,360,024
Ginnie Mae II Pool 2% 9/20/2050	5,086,907	4,168,429
Ginnie Mae II Pool 2.5% 12/20/2050	156,262	133,270
Ginnie Mae II Pool 2.5% 12/20/2051	4,625,191	3,941,022
Ginnie Mae II Pool 2.5% 2/20/2052	565,867	482,251
Ginnie Mae II Pool 2.5% 3/20/2052	4,599,997	3,920,273
Ginnie Mae II Pool 2.5% 4/20/2052	11,682,989	9,956,639
Ginnie Mae II Pool 2.5% 5/20/2052	16,143,306	13,757,873
Ginnie Mae II Pool 2.5% 6/20/2051	573,842	488,958
Ginnie Mae II Pool 2.5% 7/20/2051	1,349,149	1,149,580
Ginnie Mae II Pool 2.5% 9/1/2055 (e)	19,050,000	16,226,767
Ginnie Mae II Pool 3% 1/20/2032	385,830	376,481
Ginnie Mae II Pool 3% 1/20/2043	139,199	127,494
Ginnie Mae II Pool 3% 10/20/2031	127,054	124,034
Ginnie Mae II Pool 3% 10/20/2043	11,234	10,258
Ginnie Mae II Pool 3% 11/20/2031	135,495	132,211
Ginnie Mae II Pool 3% 12/20/2031	205,717	200,780
Ginnie Mae II Pool 3% 12/20/2042	12,215	11,187
Ginnie Mae II Pool 3% 12/20/2046	2,666,433	2,395,002
Ginnie Mae II Pool 3% 2/20/2031	16,514	16,158
Ginnie Mae II Pool 3% 3/20/2031	33,322	32,587
Ginnie Mae II Pool 3% 3/20/2050	800,961	711,667
Ginnie Mae II Pool 3% 4/20/2031	124,299	121,557
Ginnie Mae II Pool 3% 4/20/2052	41,135,625	36,456,497
Ginnie Mae II Pool 3% 5/20/2031	265,616	259,689
Ginnie Mae II Pool 3% 5/20/2052	14,708,749	13,035,646
Ginnie Mae II Pool 3% 7/20/2031	3,449	3,370
Ginnie Mae II Pool 3% 8/20/2031	40,591	39,655
Ginnie Mae II Pool 3% 9/20/2031	16,310	15,930
Ginnie Mae II Pool 3.5% 11/20/2041	57,389	53,862
Ginnie Mae II Pool 3.5% 12/20/2041	24,764	23,242
Ginnie Mae II Pool 3.5% 2/20/2043	11,215	10,485
Ginnie Mae II Pool 3.5% 3/20/2043	13,822	12,919
Ginnie Mae II Pool 3.5% 3/20/2044	2,099	1,953
Ginnie Mae II Pool 3.5% 4/20/2043	15,018	14,033
Ginnie Mae II Pool 3.5% 5/20/2043	142,369	132,427
Ginnie Mae II Pool 3.5% 6/20/2043	28,106	26,248
Ginnie Mae II Pool 3.5% 9/20/2043	166,027	154,860
Ginnie Mae II Pool 4% 1/20/2042	7,486	7,241
Ginnie Mae II Pool 4% 10/1/2055 (e)	17,975,000	16,758,346
Ginnie Mae II Pool 4% 10/20/2040	8,014	7,769
Ginnie Mae II Pool 4% 10/20/2041	133,685	129,382
Ginnie Mae II Pool 4% 10/20/2044	80,500	77,307
Ginnie Mae II Pool 4% 11/20/2040	100,576	97,494
Ginnie Mae II Pool 4% 11/20/2041	4,438	4,293
Ginnie Mae II Pool 4% 11/20/2044	172,647	165,772
Ginnie Mae II Pool 4% 12/20/2044	4,694	4,508
Ginnie Mae II Pool 4% 2/20/2041	2,146	2,080
Ginnie Mae II Pool 4% 3/20/2041	8,423	8,162
Ginnie Mae II Pool 4% 3/20/2047	318,792	304,273
Ginnie Mae II Pool 4% 4/20/2042	26,870	25,978
Ginnie Mae II Pool 4% 5/20/2046	24,580	23,492
Ginnie Mae II Pool 4% 6/20/2045	78,381	75,173
Ginnie Mae II Pool 4% 7/20/2044	4,360	4,189
Ginnie Mae II Pool 4% 8/20/2043	9,900	9,544
Ginnie Mae II Pool 4% 8/20/2044	11,224	10,784
Ginnie Mae II Pool 4% 8/20/2045	256,344	245,657
Ginnie Mae II Pool 4% 9/1/2055 (e)	35,950,000	33,525,115
Ginnie Mae II Pool 4% 9/20/2040	36,421	35,307
Ginnie Mae II Pool 4.5% 1/20/2041	9,279	9,231
Ginnie Mae II Pool 4.5% 10/1/2055 (e)	10,650,000	10,249,036
Ginnie Mae II Pool 4.5% 10/20/2039	1,370	1,344
Ginnie Mae II Pool 4.5% 10/20/2040	19,295	18,924
Ginnie Mae II Pool 4.5% 10/20/2040	1,967	1,957
Ginnie Mae II Pool 4.5% 11/20/2040	8,090	7,927
Ginnie Mae II Pool 4.5% 11/20/2040	1,969	1,959
Ginnie Mae II Pool 4.5% 11/20/2054	5,821,575	5,609,700
Ginnie Mae II Pool 4.5% 12/20/2039	7,646	7,502
Ginnie Mae II Pool 4.5% 12/20/2040	4,206	4,122
Ginnie Mae II Pool 4.5% 2/20/2041	33,048	32,875
Ginnie Mae II Pool 4.5% 2/20/2041	378	370
Ginnie Mae II Pool 4.5% 3/20/2036	683	681
Ginnie Mae II Pool 4.5% 3/20/2041	2,172	2,160
Ginnie Mae II Pool 4.5% 3/20/2055	2,976,814	2,866,381
Ginnie Mae II Pool 4.5% 4/20/2040	3,621	3,550
Ginnie Mae II Pool 4.5% 4/20/2041	20,128	20,022
Ginnie Mae II Pool 4.5% 4/20/2055	11,029,575	10,620,402
Ginnie Mae II Pool 4.5% 5/20/2040	2,290	2,279
Ginnie Mae II Pool 4.5% 5/20/2041	85,935	85,477
Ginnie Mae II Pool 4.5% 6/20/2033	317	317
Ginnie Mae II Pool 4.5% 6/20/2039	1,510	1,482
Ginnie Mae II Pool 4.5% 6/20/2040	3,524	3,458
Ginnie Mae II Pool 4.5% 6/20/2041	53,969	53,676
Ginnie Mae II Pool 4.5% 7/20/2039	319	316
Ginnie Mae II Pool 4.5% 7/20/2040	3,789	3,770
Ginnie Mae II Pool 4.5% 7/20/2040	309	304
Ginnie Mae II Pool 4.5% 9/20/2040	20,415	20,312
Ginnie Mae II Pool 5% 10/1/2055 (e)	19,100,000	18,881,303
Ginnie Mae II Pool 5% 11/20/2054	12,365,691	12,240,938
Ginnie Mae II Pool 5% 9/1/2055 (e)	38,200,000	37,792,452
Ginnie Mae II Pool 5% 9/20/2033	14,986	15,171
Ginnie Mae II Pool 5.5% 1/20/2055	1,849,968	1,876,550
Ginnie Mae II Pool 5.5% 10/1/2055 (e)	39,050,000	39,303,001
Ginnie Mae II Pool 5.5% 12/20/2054	2,238,391	2,278,250
Ginnie Mae II Pool 5.5% 12/20/2054	2,151,666	2,168,631
Ginnie Mae II Pool 5.5% 9/1/2055 (e)	70,400,000	70,919,362
Ginnie Mae II Pool 6% 10/1/2055 (e)	55,875,000	56,937,480
Ginnie Mae II Pool 6% 11/20/2031	418	430
Ginnie Mae II Pool 6% 12/20/2054	4,129,867	4,211,094
Ginnie Mae II Pool 6% 5/20/2032	1,970	2,033
Ginnie Mae II Pool 6% 9/1/2055 (e)	117,875,000	120,226,948
Ginnie Mae II Pool 6.5% 11/20/2031	74	75
Ginnie Mae II Pool 6.5% 3/20/2031	94	95
Ginnie Mae II Pool 6.5% 5/20/2055	5,259,785	5,417,647
Ginnie Mae II Pool 7% 2/20/2032	534	557
Ginnie Mae II Pool 7% 3/20/2032	261	272
Uniform Mortgage Backed Securities 2% 10/1/2055 (e)	118,100,000	93,788,017
Uniform Mortgage Backed Securities 2% 9/1/2055 (e)	188,500,000	149,666,060
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (e)	29,125,000	24,182,852
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (e)	42,125,000	34,971,977
Uniform Mortgage Backed Securities 3% 9/1/2055 (e)	1,450,000	1,256,289
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (e)	26,300,000	23,753,216
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (e)	42,800,000	38,672,141
Uniform Mortgage Backed Securities 4% 10/1/2055 (e)	10,000,000	9,329,687
Uniform Mortgage Backed Securities 4% 9/1/2055 (e)	20,000,000	18,666,406
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (e)	10,700,000	10,284,121
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (e)	15,000,000	14,428,125
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (e)	34,350,000	34,551,270
Uniform Mortgage Backed Securities 6% 10/1/2055 (e)	9,300,000	9,493,992
Uniform Mortgage Backed Securities 6% 9/1/2055 (e)	29,825,000	30,472,763
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (e)	1,650,000	1,709,748
TOTAL UNITED STATES		2,093,866,790
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,085,570,133)		2,093,866,790

U.S. Treasury Obligations - 36.7%
	Yield (%) (w)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.03	8,834,000	5,497,440
US Treasury Bonds 1.125% 8/15/2040	4.86	578,000	355,831
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	11,769,000	7,796,043
US Treasury Bonds 1.875% 11/15/2051	1.91 to 2.15	34,881,000	18,982,894
US Treasury Bonds 2% 11/15/2041	2.08 to 3.20	11,400,000	7,816,570
US Treasury Bonds 2% 8/15/2051	2.14	3,714,000	2,096,089
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	24,090,000	14,400,362
US Treasury Bonds 2.25% 8/15/2046	4.93	73,000	47,296
US Treasury Bonds 2.875% 5/15/2052	3.13 to 4.81	23,593,000	16,269,032
US Treasury Bonds 3.25% 5/15/2042	3.39 to 4.91	9,900,000	8,140,816
US Treasury Bonds 3.625% 2/15/2053 (v)	3.65 to 4.80	15,123,000	12,104,898
US Treasury Bonds 3.625% 5/15/2053	3.89 to 4.80	19,116,000	15,284,586
US Treasury Bonds 3.875% 5/15/2043	4.92	1,812,000	1,605,425
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	78,418,000	67,298,572
US Treasury Bonds 4.125% 8/15/2044	4.62	200,000	181,680
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	28,401,000	24,874,173
US Treasury Bonds 4.25% 2/15/2054	4.49 to 4.68	167,261,000	149,646,327
US Treasury Bonds 4.25% 8/15/2054	3.99 to 4.39	67,106,000	60,038,899
US Treasury Bonds 4.375% 8/15/2043	4.91	1,251,000	1,182,879
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.85	188,900,000	176,333,723
US Treasury Bonds 4.5% 2/15/2044	4.62 to 4.90	1,270,000	1,217,315
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	17,715,000	17,184,934
US Treasury Bonds 4.625% 2/15/2055	4.51 to 4.88	40,000,000	38,125,000
US Treasury Bonds 4.625% 5/15/2044	4.57 to 4.65	435,000	423,139
US Treasury Bonds 4.625% 5/15/2054	4.38 to 4.55	105,000,000	100,033,008
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.98	52,078,000	50,662,129
US Treasury Bonds 5% 5/15/2045	4.89	1,200,000	1,220,063
US Treasury Bonds 6.25% 5/15/2030	4.72	2,216,000	2,458,894
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.66	4,661,323	4,411,807
US Treasury Notes 2.75% 4/30/2027	2.72	700,000	689,555
US Treasury Notes 2.875% 5/15/2032 (x)	4.70	450,000	422,684
US Treasury Notes 3.625% 3/31/2030	4.30 to 4.71	525,000	523,852
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.23	178,570,000	176,561,088
US Treasury Notes 3.75% 12/31/2030	4.70	617,000	617,217
US Treasury Notes 3.75% 5/31/2030	3.81 to 4.71	569,000	570,511
US Treasury Notes 3.75% 8/31/2031	3.52 to 3.74	122,370,000	121,887,212
US Treasury Notes 3.875% 8/15/2033	4.68	116,000	114,785
US Treasury Notes 3.875% 8/15/2034	3.82 to 4.28	135,540,000	132,892,741
US Treasury Notes 4% 2/15/2034	4.09 to 4.74	2,907,000	2,889,967
US Treasury Notes 4% 2/28/2030	3.85 to 4.71	30,326,000	30,751,275
US Treasury Notes 4% 2/29/2028	4.20	600,000	605,766
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	22,100,000	22,227,766
US Treasury Notes 4% 6/30/2028 (v)	3.96 to 3.97	7,000,000	7,078,203
US Treasury Notes 4% 6/30/2032	4.15	56,000,000	56,288,750
US Treasury Notes 4% 7/31/2032	4.01 to 4.11	83,020,000	83,396,184
US Treasury Notes 4.125% 11/30/2029	4.24	430,000	437,878
US Treasury Notes 4.125% 11/30/2031	4.55	20,000,000	20,296,875
US Treasury Notes 4.125% 2/29/2032	4.12 to 4.20	68,440,000	69,389,070
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.70	80,315,000	81,733,062
US Treasury Notes 4.125% 3/31/2032	4.09	70,000,000	70,943,359
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.31	103,824,000	105,132,816
US Treasury Notes 4.125% 7/31/2031	3.70 to 4.12	107,000,000	108,753,837
US Treasury Notes 4.25% 1/31/2030	4.35 to 4.47	69,000,000	70,625,274
US Treasury Notes 4.25% 11/15/2034	4.47 to 4.54	131,100,000	131,960,344
US Treasury Notes 4.25% 2/28/2029	4.71	1,262,000	1,288,374
US Treasury Notes 4.25% 2/28/2031	4.31	4,000,000	4,096,406
US Treasury Notes 4.25% 5/15/2035	4.22 to 4.48	131,910,000	132,322,219
US Treasury Notes 4.25% 6/30/2031	4.43 to 4.45	46,540,000	47,614,420
US Treasury Notes 4.375% 1/31/2032	4.21	400,000	411,187
US Treasury Notes 4.375% 12/31/2029	4.39	510,000	524,443
US Treasury Notes 4.5% 12/31/2031	4.52 to 4.53	125,000,000	129,423,828
US Treasury Notes 4.625% 2/15/2035	4.21 to 4.44	90,123,000	93,206,901
US Treasury Notes 4.625% 4/30/2029 (v)	4.47 to 4.72	6,030,000	6,235,868
US Treasury Notes 4.625% 4/30/2031	4.35 to 4.71	147,000,000	153,253,242
US Treasury Notes 4.625% 9/30/2028	3.83	168,000	173,019
US Treasury Notes 4.625% 9/30/2030	4.71	160,000	166,662
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.97	11,280,000	11,112,563
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,739,396,817)			2,682,309,027

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (y)	4.36	210,554,734	210,596,845
Fidelity Securities Lending Cash Central Fund (y)(z)	4.36	21,660,781	21,662,947
TOTAL MONEY MARKET FUNDS (Cost $232,259,047)			232,259,792

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to receive annually a floating rate based on the US SOFR Index and pay annually a fixed rate of 3.694%, expiring December 2033	12/12/2028	5,500,000	172,528
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	5,300,000	191,225
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	2,230,000	34,663
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	1,950,000	68,742
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	6,190,000	212,835
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	5,730,000	196,415
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	200,000	7,028
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	4,560,000	167,191
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	4,330,000	150,469
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	3,370,000	120,663
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	13,300,000	270,079
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	4,590,000	158,749
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	8,300,000	216,233

TOTAL PUT SWAPTIONS			1,966,820
Call Swaptions - 0.1%
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.694% and pay annually a floating rate based on the US SOFR Index, expiring December 2033	12/12/2028	5,500,000	152,796
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	6,800,000	195,877
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	5,300,000	158,233
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	2,230,000	69,329
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	1,950,000	66,689
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	6,190,000	218,212
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	5,730,000	202,504
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	200,000	6,838
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	4,560,000	148,573
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	4,330,000	151,634
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	3,370,000	114,214
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	13,300,000	446,267
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.146% and pay anually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	4,590,000	166,516
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	8,300,000	249,476

TOTAL CALL SWAPTIONS			2,347,158
TOTAL PURCHASED SWAPTIONS (Cost $5,046,840)			4,313,978

TOTAL INVESTMENT IN SECURITIES - 113.6% (Cost $8,304,391,015)	8,292,851,798
NET OTHER ASSETS (LIABILITIES) - (13.6)%	(985,851,710)
NET ASSETS - 100.0%	7,307,000,088

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 9/1/2055	(43,500,000)	(35,610,005)
Ginnie Mae II Pool 4% 9/1/2055	(35,950,000)	(33,525,115)
Ginnie Mae II Pool 4.5% 9/1/2055	(10,650,000)	(10,254,027)
Ginnie Mae II Pool 5% 9/1/2055	(38,200,000)	(37,792,452)
Ginnie Mae II Pool 5.5% 9/1/2055	(70,400,000)	(70,919,362)
Ginnie Mae II Pool 6% 9/1/2055	(95,100,000)	(96,997,521)
Uniform Mortgage Backed Securities 2% 9/1/2055	(182,075,000)	(144,564,710)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(44,725,000)	(37,130,485)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(35,200,000)	(31,805,125)
Uniform Mortgage Backed Securities 4% 10/1/2055	(8,525,000)	(7,953,558)
Uniform Mortgage Backed Securities 4% 9/1/2055	(20,000,000)	(18,666,406)
Uniform Mortgage Backed Securities 4.5% 9/1/2055	(15,000,000)	(14,428,125)
Uniform Mortgage Backed Securities 5% 9/1/2055	(2,300,000)	(2,268,285)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(10,300,000)	(10,360,352)
Uniform Mortgage Backed Securities 6% 9/1/2055	(22,800,000)	(23,295,189)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(575,570,717)

TOTAL TBA SALE COMMITMENTS (Proceeds $572,328,409)		(575,570,717)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	10	9/15/2025	744,107	386	386
CBOT 10Y US Treasury Notes Contracts (United States)	1,162	12/19/2025	130,743,156	738,352	738,352
CBOT 2Y US Treasury Notes Contracts (United States)	681	12/31/2025	142,047,023	256,419	256,419
CBOT 5Y US Treasury Notes Contracts (United States)	2,692	12/31/2025	294,774,000	1,429,004	1,429,004
CBOT US Treasury Long Bond Contracts (United States)	85	12/19/2025	9,716,563	39,160	39,160
CBOT US Treasury Ultra Bond Contracts (United States)	19	12/19/2025	2,212,313	(8,459)	(8,459)
Eurex Euro-Bobl Contracts (Germany)	14	9/8/2025	1,923,830	57	57
Eurex Euro-Bund Contracts (Germany)	5	9/8/2025	757,803	(1,056)	(1,056)
TME 10Y Canadian Bond Contacts (Canada)	27	12/18/2025	2,369,221	14,875	14,875

TOTAL PURCHASED					2,468,738

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	476	12/19/2025	53,557,438	(305,828)	(305,828)
CBOT 5Y US Treasury Notes Contracts (United States)	158	12/31/2025	17,301,000	(78,867)	(78,867)
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	9	12/29/2025	1,101,121	(1,911)	(1,911)

TOTAL SOLD					(386,606)

TOTAL FUTURES CONTRACTS					2,082,132
The notional amount of futures purchased as a percentage of Net Assets is 7.8%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	93,000	USD	67,478	JPMorgan Chase Bank NA	10/3/2025	338
EUR	140,000	USD	163,421	Bank of America NA	9/2/2025	365
EUR	45,000	USD	53,038	BNP Paribas SA	10/3/2025	(291)
EUR	95,000	USD	111,066	BNP Paribas SA	10/3/2025	289
EUR	35,000	USD	40,893	BNP Paribas SA	10/3/2025	132
EUR	1,395,000	USD	1,629,047	Bank of America NA	10/3/2025	6,111
EUR	127,000	USD	148,372	HSBC Bank USA NA	10/3/2025	492
EUR	429,000	USD	501,563	JPMorgan Chase Bank NA	10/3/2025	1,292
EUR	152,000	USD	177,749	Royal Bank of Canada	10/3/2025	418
GBP	209,000	USD	282,559	Bank of America NA	10/3/2025	6
GBP	173,000	USD	233,424	JPMorgan Chase Bank NA	10/3/2025	469
USD	417,015	AUD	634,000	Citibank NA	10/3/2025	1,876
USD	32,282	CAD	44,000	BNP Paribas SA	10/3/2025	197
USD	1,462,189	CAD	1,977,000	JPMorgan Chase Bank NA	10/3/2025	20,563
USD	17,621	CAD	24,000	JPMorgan Chase Bank NA	10/3/2025	121
USD	56,544,065	EUR	47,791,000	BNP Paribas SA	10/3/2025	525,557
USD	414,250	EUR	350,000	Bank of America NA	10/3/2025	3,996
USD	174,273	EUR	149,000	Bank of America NA	10/3/2025	(379)
USD	170,695	EUR	147,000	Goldman Sachs Bank USA	10/3/2025	(1,612)
USD	127,775	EUR	110,000	Goldman Sachs Bank USA	10/3/2025	(1,162)
USD	469,836	EUR	399,000	JPMorgan Chase Bank NA	10/3/2025	2,146
USD	70,083	EUR	61,000	JPMorgan Chase Bank NA	10/3/2025	(1,418)
USD	274,371	GBP	203,000	Bank of America NA	9/2/2025	(4)
USD	17,483,071	GBP	12,806,000	BNP Paribas SA	10/3/2025	169,526
USD	377,126	GBP	281,000	JPMorgan Chase Bank NA	10/3/2025	(2,782)
USD	440,137	JPY	63,200,000	JPMorgan Chase Bank NA	10/3/2025	8,640

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						734,886
Unrealized Appreciation						742,534
Unrealized Depreciation						(7,648)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		40,000	(142)	(419)	(561)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	15,991	(23,707)	(7,716)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		190,000	30,383	(44,875)	(14,492)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		110,000	17,590	(26,981)	(9,391)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		40,000	6,396	(10,199)	(3,803)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		160,000	25,585	(40,819)	(15,234)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		160,000	25,585	(44,811)	(19,226)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	31,982	(57,696)	(25,714)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		90,000	14,392	(26,420)	(12,028)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		160,000	25,585	(45,473)	(19,888)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		140,000	22,387	(38,796)	(16,409)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		70,000	11,194	(19,175)	(7,981)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		130,000	20,788	(30,852)	(10,064)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		60,000	9,595	(13,966)	(4,371)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	30,383	(44,161)	(13,778)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		130,000	20,788	(31,168)	(10,380)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		90,000	14,392	(21,685)	(7,293)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		280,000	44,774	(61,050)	(16,276)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		150,000	23,986	(37,245)	(13,259)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		80,000	12,793	(21,328)	(8,535)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	23,986	(34,403)	(10,417)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		140,000	22,387	(31,247)	(8,860)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		100,000	15,991	(18,819)	(2,828)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	15,991	(16,217)	(226)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	15,991	(16,340)	(349)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		150,000	18,915	(23,508)	(4,593)
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	25,220	(27,664)	(2,444)
CMBX BBB- Series 17 Index		12/15/2056	JPMorgan Securities LLC	(3%)	Monthly		400,000	50,440	(51,035)	(595)
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	25,220	(23,870)	1,350
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly		100,000	12,610	(12,521)	89
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	63,964	(61,070)	2,894
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	28,243	(29,803)	(1,560)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	46,527	(35,058)	11,469
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	33,233	(19,969)	13,264
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	46,527	(26,610)	19,917
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	26,587	(15,643)	10,944
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	19,940	(11,558)	8,382
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	26,587	(14,479)	12,108
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		500,000	58,965	(32,482)	26,483
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		300,000	35,379	(19,875)	15,504
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		100,000	11,793	(7,093)	4,700
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	12,610	(12,485)	125
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly		200,000	13,293	(9,864)	3,429
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	28,243	(31,882)	(3,639)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	12,610	(13,864)	(1,254)
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	63,050	(80,863)	(17,813)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly		100,000	11,793	(14,834)	(3,041)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	23,586	(29,295)	(5,709)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		300,000	35,379	(43,095)	(7,716)
BMW Finance NV 0.75% 7/13/2026		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,500,000	(40,530)	27,898	(12,632)
Generali 4.125% 5/4/2026		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	700,000	(6,057)	(2,445)	(8,502)
UniCredit SpA 5.375% 4/16/2034		6/20/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	650,000	(302)	(5,979)	(6,281)
Societe Generale SA 5.25% 9/6/2032		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	650,000	6,326	(5,176)	1,150
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	650,000	(3,386)	(4,210)	(7,596)
Deutsche Bank AG 5.625% 5/19/2031		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	550,000	6,780	(13,541)	(6,761)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		1,300,000	(868)	(2,412)	(3,280)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	12,610	(13,126)	(516)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	33,233	(35,953)	(2,720)
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,299,848	19,001	(19,375)	(374)
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,199,591	51,220	(53,147)	(1,927)
Aviva PLC 6.125% 11/14/2036		12/20/2030	Citibank NA	(1%)	Quarterly	EUR	750,000	(827)	216	(611)
Commerzbank AG 4% 12/5/2030		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	650,000	9,095	(8,169)	926
Heidelberg Materials AG 3.75% 5/31/2032		12/20/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	750,000	(193,688)	183,917	(9,771)
Allianz SE 2.121% 7/8/2050		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	950,000	(13,006)	11,268	(1,738)
5Y CDX EMIG CDSI Series 43 Index		6/20/2030	ICE	1%	Quarterly		1,355,000	(739)	0	(739)

TOTAL BUY PROTECTION								1,108,349	(1,346,506)	(238,157)
Sell Protection
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		40,000	142	909	1,051
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(2,684)	4,053	1,369
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		100,000	(1,342)	2,050	708
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(1,342)	1,990	648
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(2,684)	3,376	692
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		500,000	(6,711)	7,972	1,261
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(1,342)	1,282	(60)
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,700,000	(22,817)	30,696	7,879
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		900,000	(12,080)	24,379	12,299
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		800,000	(10,738)	13,693	2,955

TOTAL SELL PROTECTION								(61,598)	90,400	28,802
TOTAL CREDIT DEFAULT SWAPS								1,046,751	(1,256,106)	(209,355)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2030	1,452,000	(22,003)	0	(22,003)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2032	29,034,000	(319,430)	0	(319,430)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2028	103,550,000	(858,102)	0	(858,102)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2027	71,989,000	(338,490)	0	(338,490)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2029	39,138,000	(450,910)	0	(450,910)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2045	19,847,000	(128,326)	0	(128,326)
TOTAL INTEREST RATE SWAPS							(2,117,261)	0	(2,117,261)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,497,394,894 or 20.5% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $188,293 and $178,777, respectively.

(i)	Non-income producing - Security is in default.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Principal Only Strips represent the right to receive the monthly principal payments.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Level 3 security
(o)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(q)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $72,611,559 or 1.0% of net assets.

(r)	Security or a portion of the security is on loan at period end.
(s)	Security is perpetual in nature with no stated maturity date.
(t)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $158,239.

(u)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $662,386.
(v)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,289,213.
(w)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(x)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $42,268.
(y)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(z)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	332,837,506	2,984,867,085	3,107,107,746	10,181,965	-	-	210,596,845	210,554,734	0.4%
Fidelity Floating Rate Central Fund	245,326,654	154,610,830	-	29,610,334	-	(6,337,614)	393,599,870	4,095,732	20.1%
Fidelity Securities Lending Cash Central Fund	14,736,780	2,371,956,950	2,365,030,783	343,040	-	-	21,662,947	21,660,781	0.1%
Total	592,900,940	5,511,434,865	5,472,138,529	40,135,339	-	(6,337,614)	625,859,662

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	627,467,379	-	627,467,379	-

Bank Loan Obligations
Communication Services	2,977,567	-	2,977,567	-
Consumer Discretionary	8,745,775	-	8,745,775	-
Consumer Staples	1,154,004	-	1,154,004	-
Energy	1,257,031	-	1,257,031	-
Financials	1,402,306	-	1,402,306	-
Health Care	2,090,980	-	2,090,980	-
Industrials	3,135,789	-	3,135,789	-
Information Technology	3,525,633	-	3,525,633	-
Materials	4,869,197	-	4,869,197	-
Utilities	1,855,937	-	1,855,937	-

Bank Notes
Financials	680,365	-	680,365	-

Collateralized Mortgage Obligations	166,621,466	-	166,621,466	-

Commercial Mortgage Securities	373,485,572	-	365,830,183	7,655,389

Common Stocks
Energy	52,115	52,115	-	-

Convertible Corporate Bonds
Communication Services	3,247,799	-	3,247,799	-
Energy	336,320	-	336,320	-
Financials	1,309,136	-	1,309,136	-
Information Technology	2,817,179	-	2,817,179	-
Utilities	395,119	-	395,119	-

Convertible Preferred Stocks
Financials	919,308	-	200,948	718,360
Materials	212,182	-	212,182	-

Fixed-Income Funds	393,599,870	393,599,870	-	-

Foreign Government and Government Agency Obligations	72,250,028	-	72,250,028	-

Non-Convertible Corporate Bonds
Communication Services	126,441,072	-	126,441,072	-
Consumer Discretionary	61,056,513	-	61,056,513	-
Consumer Staples	45,244,217	-	45,244,217	-
Energy	253,365,279	-	253,365,279	-
Financials	594,177,915	-	594,177,915	-
Health Care	101,776,443	-	101,776,443	-
Industrials	105,439,983	-	105,439,983	-
Information Technology	55,698,085	-	55,516,092	181,993
Materials	57,801,266	-	57,801,266	-
Real Estate	101,579,706	-	101,345,726	233,980
Utilities	81,241,057	-	81,241,057	-

Non-Convertible Preferred Stocks
Information Technology	997,775	997,775	-	-

Preferred Securities
Communication Services	272,471	-	272,471	-
Consumer Discretionary	1,036,501	-	1,036,501	-
Consumer Staples	1,518,230	-	1,518,230	-
Energy	3,353,924	-	3,353,924	-
Financials	7,426,054	-	7,251,274	174,780
Industrials	2,105,102	-	2,105,102	-
Information Technology	105,140	-	105,140	-
Materials	1,116,131	-	1,116,131	-
Real Estate	3,192,696	-	3,192,696	-
Utilities	748,594	-	748,594	-

U.S. Government Agency - Mortgage Securities	2,093,866,790	-	2,093,866,790	-

U.S. Treasury Obligations	2,682,309,027	-	2,682,309,027	-

Money Market Funds	232,259,792	232,259,792	-	-

Purchased Swaptions	4,313,978	-	4,313,978	-
Total Investments in Securities:	8,292,851,798	626,909,552	7,656,977,744	8,964,502
Derivative Instruments:

Assets
Futures Contracts	2,478,253	2,478,253	-	-
Forward Foreign Currency Contracts	742,534	-	742,534	-
Swaps	1,368,036	-	1,368,036	-
Total Assets	4,588,823	2,478,253	2,110,570	-

Liabilities
Futures Contracts	(396,121)	(396,121)	-	-
Forward Foreign Currency Contracts	(7,648)	-	(7,648)	-
Swaps	(2,438,546)	-	(2,438,546)	-
Total Liabilities	(2,842,315)	(396,121)	(2,446,194)	-
Total Derivative Instruments:	1,746,508	2,082,132	(335,624)	-
Other Financial Instruments:

TBA Sale Commitments	(575,570,717)	-	(575,570,717)	-
Total Other Financial Instruments:	(575,570,717)	-	(575,570,717)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	1,368,036	(321,285)
Total Credit Risk	1,368,036	(321,285)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	742,534	(7,648)
Total Foreign Exchange Risk	742,534	(7,648)
Interest Rate Risk
Futures Contracts (d)	2,478,253	(396,121)
Purchased Swaptions (e)	4,313,978	-
Swaps (a)	-	(2,117,261)
Total Interest Rate Risk	6,792,231	(2,513,382)
Total Value of Derivatives	8,902,801	(2,842,315)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(e)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $20,813,732) - See accompanying schedule:
Unaffiliated issuers (cost $7,670,664,372)	$7,666,992,136
Fidelity Central Funds (cost $633,726,643)	625,859,662

Total Investment in Securities (cost $8,304,391,015)		$8,292,851,798
Segregated cash with brokers for derivative instruments		6,098,473
Cash		134,485
Foreign currency held at value (cost $947,186)		945,944
Receivable for investments sold		1,389,844
Receivable for TBA sale commitments		572,328,409
Unrealized appreciation on forward foreign currency contracts		742,534
Receivable for fund shares sold		9,963,145
Dividends receivable		24,562
Interest receivable		60,091,222
Distributions receivable from Fidelity Central Funds		743,018
Receivable for daily variation margin on futures contracts		55,008
Receivable for daily variation margin on centrally cleared swaps		52,677
Bi-lateral OTC swaps, at value		1,368,036
Other receivables		18,498
Total assets		8,946,807,653
Liabilities
Payable for investments purchased
Regular delivery	$53,564,595
Delayed delivery	979,823,323
TBA sale commitments, at value	575,570,717
Unrealized depreciation on forward foreign currency contracts	7,648
Payable for fund shares redeemed	6,545,745
Distributions payable	478,476
Bi-lateral OTC swaps, at value	320,546
Accrued management fee	1,802,156
Payable for daily variation margin on futures contracts	31,411
Collateral on securities loaned	21,662,948
Total liabilities		1,639,807,565
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$7,307,000,088
Net Assets consist of:
Paid in capital		$7,480,801,325
Total accumulated earnings (loss)		(173,801,237)
Net Assets		$7,307,000,088
Net Asset Value, offering price and redemption price per share ($7,307,000,088 ÷ 822,279,971 shares)		$8.89
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$1,201,465
Interest		298,588,885
Income from Fidelity Central Funds (including $343,040 from security lending)		40,135,339
Total income		339,925,689
Expenses
Management fee	$19,653,658
Independent trustees' fees and expenses	15,903
Legal	212
Total expenses before reductions	19,669,773
Expense reductions	(44,030)
Total expenses after reductions		19,625,743
Net Investment income (loss)		320,299,946
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(30,411,456)
Forward foreign currency contracts	(3,792,885)
Foreign currency transactions	22,234
Futures contracts	(561,120)
Swaps	2,315,950
Written options	55,961
Total net realized gain (loss)		(32,371,316)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(28,508,787)
Fidelity Central Funds	(6,337,614)
Forward foreign currency contracts	1,067,860
Assets and liabilities in foreign currencies	14,000
Futures contracts	2,682,645
Swaps	(331,547)
TBA sale commitments	(1,147,620)
Total change in net unrealized appreciation (depreciation)		(32,561,063)
Net gain (loss)		(64,932,379)
Net increase (decrease) in net assets resulting from operations		$255,367,567
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$320,299,946	$182,318,923
Net realized gain (loss)	(32,371,316)	(68,716,457)
Change in net unrealized appreciation (depreciation)	(32,561,063)	217,320,161
Net increase (decrease) in net assets resulting from operations	255,367,567	330,922,627
Distributions to shareholders	(307,999,988)	(172,264,230)

Share transactions
Proceeds from sales of shares	4,026,693,958	4,028,174,598
Reinvestment of distributions	302,424,023	168,517,346
Cost of shares redeemed	(2,535,972,735)	(1,285,849,465)

Net increase (decrease) in net assets resulting from share transactions	1,793,145,246	2,910,842,479
Total increase (decrease) in net assets	1,740,512,825	3,069,500,876

Net Assets
Beginning of period	5,566,487,263	2,496,986,387
End of period	$7,307,000,088	$5,566,487,263

Other Information
Shares
Sold	455,938,310	461,101,298
Issued in reinvestment of distributions	34,243,554	19,311,983
Redeemed	(288,398,978)	(147,620,778)
Net increase (decrease)	201,782,886	332,792,503

Financial Highlights
Fidelity® Total Bond K6 Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.97	$8.68	$9.03	$10.45	$10.82
Income from Investment Operations
Net investment income (loss) A,B	.430	.426	.376	.248	.247
Net realized and unrealized gain (loss)	(.095)	.268	(.357)	(1.388)	.013
Total from investment operations	.335	.694	.019	(1.140)	.260
Distributions from net investment income	(.415)	(.404)	(.369)	(.244)	(.240)
Distributions from net realized gain	-	-	-	(.036)	(.390)
Total distributions	(.415)	(.404)	(.369)	(.280)	(.630)
Net asset value, end of period	$8.89	$8.97	$8.68	$9.03	$10.45
Total Return C	3.86%	8.25%	.25%	(11.07)%	2.53%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions, if any	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	4.89%	4.92%	4.30%	2.55%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$7,307,000	$5,566,487	$2,496,986	$1,820,300	$1,833,077
Portfolio turnover rate F	228%	306%	203%	108%	137%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$134,605,018
Gross unrealized depreciation	(140,593,480)
Net unrealized appreciation (depreciation)	$(5,988,462)
Tax Cost	$8,288,801,632

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,539,818
Capital loss carryforward	$(161,949,025)
Net unrealized appreciation (depreciation) on securities and other investments	$(15,392,031)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(32,374,002)
Long-term	(129,575,023)
Total capital loss carryforward	$(161,949,025)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$307,999,988	$172,264,230

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment. The commitment amount represents the maximum amount of the commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Total Bond K6 Fund	Wolfspeed New 2L Convertible Notes	313,478	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Total Bond K6 Fund
Credit Risk
Swaps	(528,078)	264,191
Total Credit Risk	(528,078)	264,191
Foreign Exchange Risk
Forward Foreign Currency Contracts	(3,792,885)	1,067,860
Total Foreign Exchange Risk	(3,792,885)	1,067,860
Interest Rate Risk
Futures Contracts	(561,120)	2,682,645
Purchased Options	(841,868)	(514,469)
Written Options	55,961	-
Swaps	2,844,028	(595,738)
Total Interest Rate Risk	1,497,001	1,572,438
Totals	(2,823,962)	2,904,489

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond K6 Fund	8,203,764,817	7,631,607,347
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Total Bond K6 Fund	6

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Total Bond K6 Fund	4,171

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of Fidelity Emerging Markets Debt Central Fund, Fidelity Specialized High Income Central Fund, and Fidelity International Credit Central Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized loss of $34,088,016 on the Fund's redemptions of Fidelity Emerging Markets Debt Central Fund, Fidelity Specialized High Income Central Fund, and Fidelity International Credit Central Fund, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Fidelity Emerging Markets Debt Central Fund	86,899,124	(7,430,938)	11,140,913
Fidelity Specialized High Income Central Fund	228,742,015	(15,106,950)	2,687,289
Fidelity International Credit Central Fund	95,472,483	(11,550,128)	1,208,359
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total Bond K6 Fund	36,909	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $44,030.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond K6 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Total Bond K6 Fund (the "Fund"), a fund of Fidelity Income Fund, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 32.20% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $307,999,988 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884015.108
TBDK6-ANN-1025
Fidelity® Total Bond Fund

Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Total Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 8.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.682% 7/20/2037 (b)(c)(d)	26,319,958	26,416,000
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	8,822,000	8,852,753
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/19/2037 (b)(c)(d)	41,979,000	42,116,481
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5543% 7/18/2038 (b)(c)(d)	25,870,000	25,961,554
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	30,827,000	30,904,068
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.689% 7/18/2037 (b)(c)(d)	41,704,000	41,862,350
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6476% 1/15/2038 (b)(c)(d)	26,077,000	26,172,859
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (b)(c)(d)	588,000	592,147
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.5755% 7/20/2037 (b)(c)(d)	390,000	392,101
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	175,000	176,525
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6655% 10/20/2037 (b)(c)(d)	26,860,000	26,935,342
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8355% 7/20/2037 (b)(c)(d)	19,593,000	19,665,024
TOTAL BAILIWICK OF JERSEY		250,047,204
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	4,019,790	4,073,201
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	7,336,825	7,427,443
TOTAL CANADA		11,500,644
GRAND CAYMAN (UK OVERSEAS TER) - 5.0%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.742% 7/22/2037 (b)(c)(d)	13,287,000	13,331,312
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6624% 7/17/2037 (b)(c)(d)	23,628,000	23,720,527
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5771% 4/20/2034 (b)(c)(d)	39,309,000	39,319,771
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8178% 4/16/2037 (b)(c)(d)	26,700,000	26,786,588
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6577% 7/20/2038 (b)(c)(d)	18,308,000	18,371,218
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7655% 7/21/2037 (b)(c)(d)	35,274,000	35,375,095
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.7585% 7/20/2038 (b)(c)(d)	320,000	329,353
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)	28,190,000	28,320,886
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.6101% 4/25/2034 (b)(c)(d)	13,014,000	13,027,782
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.582% 10/22/2037 (b)(c)(d)	150,000	151,179
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6876% 10/15/2037 (b)(c)(d)	16,637,000	16,694,381
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5576% 4/15/2038 (b)(c)(d)	23,510,000	23,621,837
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6492% 4/15/2034 (b)(c)(d)	27,448,000	27,474,981
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 1.29% 7/17/2038 (b)(c)(d)	34,486,000	34,486,000
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.9371% 3/31/2038 (b)(c)(d)	300,000	302,680
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5776% 1/15/2038 (b)(c)(d)	15,712,000	15,738,475
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (b)(c)(d)	343,000	341,297
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0302% 7/20/2038 (b)(c)(d)	300,000	301,502
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0755% 1/20/2037 (b)(c)(d)	30,407,000	30,503,907
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)	28,887,000	29,023,116
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.6001% 4/25/2034 (b)(c)(d)	28,623,000	28,670,858
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (b)(c)(d)	177,000	175,751
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.5676% 7/15/2039 (b)(c)(d)	250,000	252,779
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	23,570,000	23,525,806
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6224% 1/17/2035 (b)(c)(d)	33,368,000	33,447,449
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 0% 10/20/2038 (b)(c)(d)(g)	24,101,000	24,101,000
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7092% 1/15/2035 (b)(c)(d)	19,468,000	19,503,724
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	540,000	541,970
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0755% 10/20/2037 (b)(c)(d)	153,000	154,170
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 2.85% 3/31/2038 (b)(c)(d)(g)	530,000	530,000
Capital Trust RE CDO Ltd Series 2005-1A Class E, CME Term SOFR 1 month Index + 2.2145%, 6.5321% 3/20/2050 (b)(c)(d)(e)	330,000	0
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (b)(c)(d)	500,000	517,248
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	18,307,000	18,355,752
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7285% 7/25/2037 (b)(c)(d)	30,219,000	30,316,638
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 11.1685% 4/25/2037 (b)(c)(d)	250,000	253,908
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	181,000	182,892
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6755% 10/20/2037 (b)(c)(d)	150,000	152,644
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.5185% 1/25/2038 (b)(c)(d)	21,618,000	21,635,294
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2038 (b)(c)(d)	17,958,000	18,023,493
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6455% 4/20/2035 (b)(c)(d)	28,708,000	28,707,713
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)	18,972,000	19,030,358
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6371% 4/20/2034 (b)(c)(d)	23,812,000	23,823,049
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (b)(c)(d)	392,000	408,717
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (b)(c)(d)	160,000	161,104
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 0% 10/15/2038 (b)(c)(d)	22,864,000	22,864,000
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.2695% 4/18/2035 (b)(c)(d)	26,759,000	26,757,742
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% 1/28/2040 (b)(c)(d)(e)(f)	407,341	0
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8676% 10/15/2036 (b)(c)(d)	285,000	287,377
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.4255% 7/20/2037 (b)(c)(d)	330,000	333,327
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.6255% 4/20/2035 (b)(c)(d)	16,182,000	16,184,395
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.859% 4/18/2037 (b)(c)(d)	24,322,000	24,394,917
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 7/15/2037 (b)(c)(d)	30,093,000	30,208,106
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.5952% 2/20/2035 (b)(c)(d)	12,306,000	12,313,507
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8524% 4/17/2037 (b)(c)(d)	30,702,000	30,793,800
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.7076% 10/15/2037 (b)(c)(d)	27,944,000	28,017,884
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 10/15/2037 (b)(c)(d)	36,609,000	36,700,266
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	23,472,000	23,457,588
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.3834% 4/15/2038 (b)(c)(d)	168,000	168,550
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.5835% 5/20/2036 (b)(c)(d)	41,926,000	41,997,274
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	23,024,000	23,134,009
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/19/2037 (b)(c)(d)	27,878,000	27,955,863
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	538,000	543,180
Galaxy XXV CLO Ltd Series 2025-25A Class ERR, CME Term SOFR 3 month Index + 5.75%, 10.0104% 4/25/2036 (b)(c)(d)	200,000	200,000
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (b)(c)(d)	200,000	204,547
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	2,960,136	2,878,614
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7236% 10/22/2034 (b)(c)(d)	16,712,000	16,723,949
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	21,493,000	21,554,040
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	16,948,000	16,946,915
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.932% 1/22/2037 (b)(c)(d)	12,766,000	12,798,055
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (d)	150,000	153,078
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.7271% 4/19/2034 (b)(c)(d)	33,250,000	33,286,309
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6936% 1/22/2035 (b)(c)(d)	22,799,000	22,798,954
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8285% 4/25/2037 (b)(c)(d)	27,525,000	27,613,520
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	16,653,000	16,668,587
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6385% 7/25/2038 (b)(c)(d)	23,298,000	23,369,758
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6685% 10/25/2037 (b)(c)(d)	28,658,000	28,734,889
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	16,401,000	16,405,920
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.6085% 1/25/2038 (b)(c)(d)	14,906,000	14,941,804
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.6071% 4/20/2034 (b)(c)(d)	23,008,000	23,020,631
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.7101% 1/25/2035 (b)(c)(d)	19,791,000	19,849,957
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6676% 7/15/2037 (b)(c)(d)	29,129,000	29,214,581
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.3176% 7/15/2037 (b)(c)(d)	150,000	151,496
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4685% 1/25/2038 (b)(c)(d)	21,992,000	22,001,523
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.5576% 1/15/2038 (b)(c)(d)	29,999,000	30,025,909
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (b)(c)(d)	370,000	370,932
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5755% 10/20/2037 (b)(c)(d)	180,000	182,218
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	27,967,000	28,018,795
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.729% 7/18/2038 (b)(c)(d)	22,806,000	22,868,169
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.8255% 4/20/2038 (b)(c)(d)	613,000	626,216
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2037 (b)(c)(d)	38,437,000	38,521,177
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8755% 7/20/2037 (b)(c)(d)	200,000	200,939
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	24,292,000	24,345,442
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.622% 1/22/2038 (b)(c)(d)	27,221,000	27,309,632
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.5555% 4/20/2038 (b)(c)(d)	15,455,000	15,478,183
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6555% 10/20/2037 (b)(c)(d)	22,652,000	22,706,297
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/20/2037 (b)(c)(d)	31,144,000	31,232,605
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9755% 4/20/2037 (b)(c)(d)	1,651,000	1,655,253
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 9.0755% 4/20/2037 (b)(c)(d)	253,000	255,114
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.3435% 2/20/2038 (b)(c)(d)	21,315,000	21,308,606
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.649% 1/18/2038 (b)(c)(d)	9,378,000	9,401,023
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.9255% 10/20/2037 (b)(c)(d)	285,000	287,287
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (b)(c)(d)	243,000	245,331
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (b)(c)(d)	500,000	504,292
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	23,145,000	23,150,231
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.7877% 7/15/2033 (b)(c)(d)	503,000	503,123
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	12,164,935	12,179,532
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (b)(c)(d)	285,000	282,369
Palmer Square Loan Funding Ltd Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.6343% 8/8/2032 (b)(c)(d)	800,000	793,112
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.0114% 2/15/2033 (b)(c)(d)	25,042,663	24,963,828
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7171% 10/20/2034 (b)(c)(d)	21,089,000	21,089,000
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 0% 10/20/2038 (b)(c)(d)	21,089,000	21,089,001
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.1255% 4/20/2038 (b)(c)(d)	107,000	107,511
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	11,668,898	11,295,144
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (b)(c)(d)	150,000	152,112
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6676% 10/15/2039 (b)(c)(d)	11,991,000	12,032,969
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.6576% 1/15/2037 (b)(c)(d)	31,230,000	31,271,224
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5639% 7/17/2038 (b)(c)(d)	14,870,000	14,884,929
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 0% 10/17/2038 (b)(c)(d)	22,864,000	22,864,000
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5829% 7/17/2038 (b)(c)(d)	18,963,000	19,027,133
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	19,181,000	19,251,318
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2033 (b)(c)(d)	22,678,968	22,686,724
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 9.0828% 12/5/2036 (b)(c)(d)(e)(f)	1,009,460	0
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(d)	6,971,888	6,956,340
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	12,724,389	12,351,182
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1074% 4/6/2042 (b)(c)(d)	1,639,000	1,288,716
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.1255% 1/20/2037 (b)(c)(d)	23,148,000	23,213,254
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	18,502,000	18,574,620
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	7,846,000	7,861,551
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,968,735,459
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	9,705,220	9,851,516
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.829% 4/18/2037 (b)(c)(d)	18,984,000	19,037,611
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)	18,066,000	18,068,439
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8185% 7/27/2037 (b)(c)(d)	25,309,000	25,392,874
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 1/20/2038 (b)(c)(d)	15,110,000	15,133,314
TOTAL MULTI-NATIONAL		77,632,238
UNITED STATES - 3.1%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	16,598,975	17,202,283
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	15,198,881	15,751,301
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	14,087,681	14,437,774
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	2,496,093	2,471,132
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	801,980	782,020
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	11,229,357	10,742,278
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	29,050,189	27,353,855
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	5,500,000	5,528,069
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (d)	1,600,000	1,602,877
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	19,184,195	19,664,312
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(h)	722,632	7
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (d)	8,465,000	8,545,434
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	2,208,657	2,173,186
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	454,182	437,690
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (d)	4,428,744	4,461,739
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (d)	6,950,000	6,961,977
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (d)	2,220,000	2,248,837
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (d)	6,495,000	6,652,645
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (d)	6,000,000	6,048,025
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	22,107,540	20,837,044
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(i)	5,345,523	5,347,233
BMW Vehicle Owner Trust Series 2024-A Class A3, 5.18% 2/26/2029	1,703,000	1,722,125
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (d)	6,000,000	6,039,111
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	3,100,000	3,126,388
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	15,600,000	15,658,644
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	17,440,000	17,576,996
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	17,305,010	17,313,613
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	2,400,566	2,336,687
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	6,959,355	6,699,702
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	7,616,545	6,683,518
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	679,156	675,117
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (d)	6,455,000	6,481,733
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	318,715	318,335
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (d)	2,705,000	2,837,550
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	17,339,125	17,087,026
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	6,325,260	6,258,656
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	9,326,625	9,036,731
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (d)	4,800,000	4,846,584
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (d)	22,785,000	22,823,586
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (d)	32,095,000	32,390,778
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 10.4676% 10/15/2037 (b)(c)(d)	500,000	506,492
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (d)	994,000	973,325
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	1,359	1,360
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	5,174,000	5,233,968
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	5,063,255	5,081,971
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.8276% 7/15/2037 (b)(c)(d)	24,041,000	24,114,758
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (d)	16,860,000	16,861,030
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (d)	10,053,052	10,079,723
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	5,568,151	5,595,789
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	17,135,000	17,215,327
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	3,318,788	3,328,594
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	3,055,000	3,080,555
Firstkey Homes Trust Series 2020-SFR1 Class F2, 4.284% 8/17/2037 (d)	756,000	753,921
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	7,100,000	7,070,964
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	69,640,000	69,961,486
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	32,564,713	33,279,723
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3, 4.85% 12/18/2028	5,813,000	5,844,290
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	1,701,634	1,703,762
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	18,730,000	18,983,078
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (d)	12,650,000	12,728,396
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (d)	2,800,000	2,815,005
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (d)	5,000,000	5,029,063
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4985% 1/25/2038 (b)(c)(d)	22,967,000	22,955,517
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (d)	884,712	853,177
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (d)	3,984,786	3,870,240
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (d)	571,946	526,958
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	6,541,340	6,353,145
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (d)	14,100,000	14,175,703
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	19,890,050	20,273,075
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (d)	14,395,000	14,642,769
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	9,500,000	9,506,453
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	5,398,086	5,434,892
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	11,819,903	11,910,771
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (d)	460,000	466,498
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.0755% 1/20/2038 (b)(c)(d)	150,000	153,560
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (d)	25,600,000	25,970,432
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (d)	23,937,000	23,496,128
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	13,385,000	13,467,338
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	4,225,641	4,328,167
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	16,855,020	16,199,417
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	22,356,023	21,885,932
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	16,211,430	15,102,691
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	7,120,000	7,168,343
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.7953% 7/25/2054 (b)(c)(d)	8,044,137	8,027,669
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (d)	1,450,000	1,446,502
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (d)	1,423,000	1,431,781
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (d)	1,544,000	1,545,410
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	5,220,325	5,139,459
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (d)	1,286,000	1,296,451
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	10,000,000	10,064,861
Santander Drive Auto Receivables Trust Series 2025-2 Class B, 4.87% 5/15/2031	3,800,000	3,844,799
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	11,536,305	11,019,364
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	1,075,013	986,926
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	9,101,000	8,997,296
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	6,959,000	6,619,746
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/2039 (b)(d)	1,360,000	1,118,374
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (d)	16,025,164	16,462,641
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.8631% 5/17/2039 (b)(c)(d)	2,884,000	2,884,014
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2, 4.63% 7/20/2027 (d)	7,893,159	7,919,013
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	20,570,555	21,165,266
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	39,454,853	40,070,767
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	23,455,753	24,009,329
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	29,948,688	29,744,030
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	39,235,510	39,208,831
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	22,561,510	22,586,795
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (d)	2,160,000	2,269,540
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.297% 9/25/2034 (b)(c)	11,930	12,427
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	4,145,546	4,156,048
TOWD Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/2058 (d)	289,488	286,515
Toyota Auto Loan Extended Note Trust 2025-1a Series 2025-1A Class A, 4.65% 5/25/2038 (d)	6,600,000	6,735,408
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (d)	16,830,000	16,843,138
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (d)	924,000	916,154
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (d)	315,000	309,565
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (d)	1,931,000	1,915,172
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (d)	2,399,000	2,383,843
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (d)	476,000	491,253
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	1,197,527	1,198,299
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (d)	1,980,000	2,035,333
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (d)	5,201,000	5,427,515
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (d)	10,275,000	10,316,104
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (d)	4,950,000	4,956,016
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (d)	19,059,803	19,348,597
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (d)	4,575,839	4,608,307
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	13,890,117	13,998,617
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (d)	30,900,000	31,135,579
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	7,944,290	8,239,840
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	5,372,957	5,403,621
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	9,134,533	9,137,544
TOTAL UNITED STATES		1,265,860,143
TOTAL ASSET-BACKED SECURITIES (Cost $3,574,782,064)		3,583,627,204

Bank Loan Obligations - 5.5%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.9843% 8/1/2029 (b)(c)(j)	2,001,902	1,592,132
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 12/13/2029 (b)(c)(j)	2,927,677	2,931,805
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 1/22/2031 (b)(c)(j)	345,732	346,302
		3,278,107
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 9/20/2030 (b)(c)(j)	5,294,369	5,271,233
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 11/30/2029 (b)(c)(j)	5,101,324	5,121,729
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 8/1/2030 (b)(c)(j)	2,984,550	2,883,821
		13,276,783
TOTAL CONSUMER DISCRETIONARY		16,554,890

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/8/2031 (b)(c)(j)	1,553,263	1,143,977
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 9/18/2031 (b)(c)(j)	4,318,300	4,328,189
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0579% 3/15/2030 (b)(c)(j)	1,940,511	1,926,772
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 12/12/2028 (b)(c)(j)	4,151,907	4,172,666
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.323% 3/21/2031 (b)(c)(j)	1,624,438	1,622,911
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.5725% 9/13/2029 (b)(c)(e)(j)	83,159	83,159
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.066% 1/31/2030 (b)(c)(j)	5,186,952	5,181,765
		5,264,924
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2486% 5/29/2028 (b)(c)(j)	2,188,099	1,677,178
TOTAL CANADA		36,691,507
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/23/2030 (b)(c)(j)(k)	2,790,000	2,776,050
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.5572% 2/4/2028 (b)(c)(j)	2,232,931	2,224,557

TOTAL FINLAND		5,000,607
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(c)(j)	468,801	414,500
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (b)(c)(j)	30,382,891	27,785,154

TOTAL FRANCE		28,199,654
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1971% 4/30/2030 (b)(c)(j)	3,684,615	3,696,553
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0047% 10/18/2029 (b)(c)(j)	2,024,700	2,028,506
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9489% 1/9/2032 (b)(c)(j)	2,527,590	2,531,659
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.5%, 0% 11/24/2026 (b)(c)(f)(j)	3,193,668	191,620
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.3268% 4/9/2026 (b)(c)(e)(j)	18,867	18,489
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3839% 4/9/2026 (b)(c)(e)(j)(l)	60,086	58,884
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.3268% 4/9/2026 (b)(c)(e)(j)	87,100	85,358

TOTAL INDIA		354,351
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2956% 6/4/2032 (b)(c)(j)	3,390,000	3,377,288
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3176% 10/31/2027 (b)(c)(j)	195,000	168,462
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 8.75%, 12.1772% 9/29/2028 (b)(c)(j)	3,485,220	2,583,420
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 1/3/2029 (b)(c)(f)(j)	1,442,974	36,074
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.0185% 2/12/2026 (b)(c)(j)	3,174,308	1,894,014
TOTAL LUXEMBOURG		4,681,970
NETHERLANDS - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.31% 1/3/2028 (b)(c)(j)	3,367,847	3,275,232
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 1/17/2032 (b)(c)(j)	14,743,567	14,737,375
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6013% 4/3/2028 (b)(c)(j)	3,321,662	3,325,814
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6112% 4/3/2028 (b)(c)(j)	1,625,363	1,627,898
		4,953,712
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (b)(c)(j)	7,262,459	3,558,605
TOTAL NETHERLANDS		26,524,924
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4776% 10/15/2029 (b)(c)(j)	1,200,000	1,196,004
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5676% 1/31/2032 (b)(c)(j)	5,842,000	5,814,601
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2189% 10/16/2028 (b)(c)(j)	1,930,000	1,175,235

TOTAL PUERTO RICO		8,185,840
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.15%, 7.76% 11/16/2028 (b)(c)(j)	4,101,152	4,104,351
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.4%, 7.76% 11/16/2028 (b)(c)(j)	1,456,024	1,457,393

TOTAL SWEDEN		5,561,744
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (b)(c)(j)	5,132,706	4,853,281
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 12/12/2026 (b)(c)(j)	73,456	73,273
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8536% 12/2/2031 (b)(c)(j)	12,026,684	12,011,650
TOTAL COMMUNICATION SERVICES		12,084,923

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.9305% 7/21/2030 (b)(c)(j)	9,555,170	9,543,226
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.666% 3/29/2027 (b)(c)(j)	1,824,000	1,820,097
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.016% 10/31/2029 (b)(c)(j)	3,066,992	3,063,159
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 11/30/2030 (b)(c)(j)	6,708,835	6,670,259
		21,096,741
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 7/19/2032 (b)(c)(j)(k)	2,180,000	2,184,534
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (b)(c)(j)	6,922,643	6,949,226
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3079% 1/21/2030 (b)(c)(j)	1,431,413	1,438,570
Industrials - 0.0%
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6099% 3/15/2032 (b)(c)(j)	6,210,000	6,194,475
TOTAL UNITED KINGDOM		49,948,469
UNITED STATES - 5.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6472% 3/25/2026 (b)(c)(j)	6,824,614	4,838,652
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 9.05%, 13.6072% 3/25/2026 (b)(c)(j)	4,304,164	64,562
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.5853% 3/25/2026 (b)(c)(e)(j)	302,290	317,404
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.5794% 3/25/2026 (b)(c)(j)	2,912,292	3,048,208
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0572% 3/25/2026 (b)(c)(j)	179,893	177,195
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 4.3135% 10/3/2031 (b)(c)(j)	607,814	443,364
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 1% 4/3/2031 (b)(c)(j)(l)	484,690	443,961
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 0%, 8.6055% 4/3/2031 (b)(c)(j)	4,535,310	4,154,208
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8658% 7/1/2031 (b)(c)(j)	4,817,426	4,809,381
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 3/29/2032 (b)(c)(j)	7,825,000	7,855,987
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.316% 6/1/2028 (b)(c)(j)	2,410,398	2,453,182
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/16/2029 (b)(c)(j)	4,738,768	4,707,208
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/15/2030 (b)(c)(j)	17,484,778	17,360,987
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4305% 3/9/2027 (b)(c)(j)	3,494,224	3,371,926
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.491% 3/9/2027 (b)(c)(j)	1,040,063	1,017,670
		55,063,895
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9456% 2/10/2027 (b)(c)(j)	7,987,819	5,327,875
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9305% 9/1/2027 (b)(c)(j)	4,583,017	4,410,008
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9305% 9/1/2027 (b)(c)(j)	4,085,000	3,928,422
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.316% 8/30/2030 (b)(c)(j)	1,574,145	1,573,751
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6805% 8/7/2028 (b)(c)(j)	2,807,309	2,803,800
		18,043,856
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 7/8/2031 (b)(c)(j)	1,847,505	1,837,121
Media - 0.3%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7974% 10/28/2027 (b)(c)(j)	3,364,978	2,851,819
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5406% 12/15/2031 (b)(c)(j)	16,334,748	16,346,999
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (b)(c)(j)	13,902,563	13,339,509
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 1/18/2028 (b)(c)(j)	1,189,068	1,184,419
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8536% 6/16/2032 (b)(c)(j)	3,440,000	3,428,545
Gray Media Inc Tranche D 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4681% 12/1/2028 (b)(c)(j)	1,163,175	1,157,196
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 6/28/2032 (b)(c)(j)	4,170,000	4,150,443
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.1946% 2/19/2030 (b)(c)(j)	1,078,219	959,615
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 6/24/2029 (b)(c)(j)	2,816,464	2,813,648
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 1/31/2029 (b)(c)(j)	7,754,045	7,705,582
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9305% 1/31/2029 (b)(c)(j)	1,643,400	1,637,927
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.373% 3/31/2031 (b)(c)(j)	5,971,000	5,851,580
		61,427,282
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8176% 1/30/2031 (b)(c)(j)	8,606,242	8,668,121
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.07% 1/25/2031 (b)(c)(j)	895,906	898,764
		9,566,885
TOTAL COMMUNICATION SERVICES		145,939,039

Consumer Discretionary - 1.0%
Automobile Components - 0.0%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.166% 3/3/2028 (b)(c)(j)	4,575,623	3,845,583
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 5/6/2030 (b)(c)(j)	4,649,921	4,647,596
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 1/28/2032 (b)(c)(j)	7,830,000	7,830,000
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.816% 3/25/2032 (b)(c)(j)	2,184,525	2,192,717
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.452% 12/22/2028 (b)(c)(j)	1,942,026	1,776,954
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1579% 1/26/2029 (b)(c)(j)	2,910,543	2,415,750
		22,708,600
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9305% 6/3/2028 (b)(c)(j)	5,020,319	4,919,411
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 4/18/2030 (b)(c)(j)	3,657,269	3,657,269
		8,576,680
Broadline Retail - 0.2%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5579% 11/8/2032 (b)(c)(j)	4,337,970	4,335,541
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 1/23/2032 (b)(c)(j)	59,850,220	59,969,920
		64,305,461
Distributors - 0.0%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 12/11/2030 (b)(c)(j)	7,108,400	7,090,629
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 5/24/2032 (b)(c)(j)	4,500,000	4,426,875
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.073% 8/1/2030 (b)(c)(j)	4,455,977	4,457,849
		15,975,353
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3512% 7/31/2028 (b)(c)(j)	9,260,067	9,260,530
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0406% 6/12/2030 (b)(c)(j)	4,292,609	4,296,172
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (b)(c)(j)	29,289,343	24,731,336
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (b)(j)	3,635,398	3,635,398
		41,923,436
Hotels, Restaurants & Leisure - 0.4%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6931% 2/7/2029 (b)(c)(j)	5,307,986	5,272,582
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2834% 6/22/2030 (b)(c)(j)	2,202,132	2,203,960
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 11/24/2028 (b)(c)(j)	3,293,812	3,299,312
BCPE Flavor Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 7/2/2032 (b)(c)(j)	3,892,327	3,785,288
BCPE Flavor Debt Merger Sub LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 1% 7/2/2032 (b)(c)(j)(l)	732,673	712,524
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.566% 2/6/2030 (b)(c)(j)	14,824,665	14,769,073
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.566% 2/6/2031 (b)(c)(j)	6,124,250	6,101,284
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 11/1/2031 (b)(c)(j)	3,846,910	3,659,873
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 6/29/2029 (b)(c)(j)	3,434,925	3,312,367
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/2/2029 (b)(c)(j)	6,717,930	6,694,148
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.566% 1/29/2029 (b)(c)(j)	31,044,316	31,009,548
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.816% 2/12/2029 (b)(c)(j)	1,728,125	1,736,334
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 1/28/2032 (b)(c)(j)	4,865,338	4,872,198
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 5/26/2030 (b)(c)(j)	4,365,900	4,360,443
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.226% 12/4/2031 (b)(c)(j)	1,975,125	1,984,388
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.573% 5/27/2032 (b)(c)(j)	1,615,000	1,624,593
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 1/17/2031 (b)(c)(j)	2,588,850	2,584,811
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 8/2/2028 (b)(c)(j)	9,243,754	9,230,905
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0812% 11/8/2030 (b)(c)(j)	2,008,852	2,011,282
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 10/31/2031 (b)(c)(j)	6,479,258	6,365,871
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 4/26/2030 (b)(c)(j)	4,422,904	4,360,718
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3599% 11/5/2031 (b)(c)(j)	3,945,175	3,943,518
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6099% 4/16/2029 (b)(c)(j)	3,326,525	3,327,556
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (b)(c)(j)	2,265,993	2,193,775
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 4/1/2031 (b)(c)(j)	3,187,800	3,183,815
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 7/18/2031 (b)(c)(j)	2,233,259	2,227,162
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 9/18/2031 (b)(c)(j)	664,975	664,563
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.508% 7/19/2032 (b)(c)(j)	1,865,000	1,865,056
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 3/14/2031 (b)(c)(j)	6,882,127	6,874,625
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (b)(c)(j)	16,029,462	15,401,588
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2027 (b)(c)(j)	500,000	404,585
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2026 (b)(c)(j)	2,197,540	2,120,626
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 8/3/2028 (b)(c)(j)	6,745,214	6,744,674
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.5579% 9/3/2029 (b)(c)(j)	2,207,757	1,832,438
		170,735,483
Household Durables - 0.1%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 9/26/2031 (b)(c)(j)	952,800	955,658
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.61% 10/24/2031 (b)(c)(j)	5,459,362	5,466,186
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.666% 6/29/2028 (b)(c)(j)	5,055,705	4,562,773
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 10/30/2027 (b)(c)(j)	11,198,153	11,160,192
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 10/30/2027 (b)(c)(j)	1,215,398	1,210,464
		23,355,273
Leisure Products - 0.0%
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 3/15/2030 (b)(c)(j)	1,655,349	1,626,381
Specialty Retail - 0.2%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2181% 11/5/2027 (b)(c)(j)	1,409,764	1,405,069
At Home Group Inc Tranche A, term loan 10.3762% 10/17/2025 (b)(e)(j)(l)	65,949	65,949
At Home Group Inc Tranche A, term loan 12.3141% 10/17/2025 (b)(e)(j)	48,011	48,011
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 7/24/2028 (b)(c)(f)(j)	1,442,378	3,605
At Home Group Inc Tranche B, term loan CME Term SOFR 1 month Index + 4%, 8.2445% 10/17/2025 (b)(c)(e)(j)	297,964	297,964
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7419% 10/16/2031 (b)(c)(j)	6,048,814	6,074,521
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8407% 6/9/2031 (b)(c)(j)	2,848,475	2,848,988
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0405% 12/4/2031 (b)(c)(j)	2,964,065	2,944,917
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2099% 6/6/2031 (b)(c)(j)	7,192,168	6,975,109
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3599% 6/6/2031 (b)(c)(j)	4,378,921	4,327,469
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% 4/28/2028 (b)(c)(e)(f)(j)	297,876	71,490
Restoration Hardware Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9305% 10/20/2028 (b)(c)(j)	5,744,421	5,504,764
Restoration Hardware Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.666% 10/20/2028 (b)(c)(j)	1,361,500	1,316,761
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.166% 2/8/2028 (b)(c)(j)	4,738,212	4,474,672
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (b)(c)(j)	11,308,044	10,346,860
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6805% 4/16/2028 (b)(c)(j)	3,897,885	3,861,011
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 1/30/2031 (b)(c)(j)	3,383,107	3,375,089
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 10/31/2029 (b)(c)(j)	6,598,110	6,598,770
		60,541,019
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.566% 2/19/2029 (b)(c)(j)	1,211,182	1,214,973
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 11/24/2028 (b)(c)(j)	445,802	444,130
Varsity Brands LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4479% 8/26/2031 (b)(c)(j)	5,271,788	5,288,288
		6,947,391
TOTAL CONSUMER DISCRETIONARY		416,695,077

Consumer Staples - 0.2%
Beverages - 0.1%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5406% 4/1/2032 (b)(c)(j)	2,730,000	2,750,475
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6456% 1/24/2029 (b)(c)(j)	3,986,101	2,838,104
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3956% 1/24/2030 (b)(c)(j)	1,097,989	447,979
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7956% 1/24/2029 (b)(c)(j)	3,169,230	3,161,307
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 3/31/2028 (b)(c)(j)	12,245,350	12,255,514
		21,453,379
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.8789% 2/5/2029 (b)(c)(j)	1,895,078	1,902,980
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (b)(c)(j)(k)	5,430,000	5,297,671
Froneri US Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 7/16/2032 (b)(c)(j)(k)	1,105,000	1,102,790
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1456% 8/1/2029 (b)(c)(j)	5,570,451	5,058,694
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 11/20/2027 (b)(c)(f)(j)	3,757,762	112,733
JP Intermediate B LLC CME Term SOFR 1 month Index + 7.5%, 11.8178% 11/19/2027 secured (b)(c)(e)(j)	75,887	79,681
JP Intermediate B LLC Tranche RCF 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 11.3176% 8/12/2027 (b)(c)(e)(j)	884,608	82,770
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5358% 4/1/2029 (b)(c)(j)	3,003,717	2,927,362
		16,564,681
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8312% 12/23/2030 (b)(c)(j)	2,562,210	2,570,229
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 10/25/2027 (b)(c)(j)	4,454,949	4,461,453
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 8/2/2028 (b)(c)(f)(j)	6,726,537	487,674
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% 8/2/2028 (b)(c)(f)(j)	1,139,735	541,374
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 8/2/2028 (b)(c)(f)(j)	1,014,876	482,066
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9612% 3/30/2026 (b)(c)(j)	4,049,097	3,860,126
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.964% 3/30/2026 (b)(c)(j)	5,252,910	4,097,270
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 2/12/2031 (b)(c)(j)	4,176,563	4,173,723
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 7/12/2032 (b)(c)(j)	7,495,000	7,438,788
Wellness Pet LLC Tranche A 1LN, term loan CME Term SOFR 3 month Index + 3.95%, 8.2492% 12/31/2029 (b)(c)(j)	1,315,627	1,070,039
Wellness Pet LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 12/31/2029 (b)(c)(j)	988,965	506,844
		29,689,586
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1805% 5/17/2028 (b)(c)(j)	3,696,000	2,420,880
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7989% 2/23/2029 (b)(c)(j)	919,146	885,441
		3,306,321
TOTAL CONSUMER STAPLES		71,013,967

Energy - 0.2%
Energy Equipment & Services - 0.0%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3136% 6/27/2029 (b)(c)(j)	5,687,773	5,680,663
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1071% 7/9/2031 (b)(c)(j)	3,116,450	3,110,622
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 12/31/2030 (b)(c)(j)	11,697,239	11,682,617
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (b)(c)(j)	1,382,298	1,382,298
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.916% 11/19/2029 (b)(c)(j)	3,237,408	3,222,386
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 4/1/2030 (b)(c)(j)	2,214,963	2,214,963
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8285% 10/15/2031 (b)(c)(j)	2,610,988	2,618,324
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 5/30/2031 (b)(c)(j)	1,517,850	1,521,645
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3658% 2/11/2030 (b)(c)(j)	2,219,438	2,219,438
Mesquite Energy Inc 1LN, term loan 0% (b)(e)(f)(j)	907,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(f)(j)	2,102,309	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (b)(c)(j)	30,319,286	14,439,560
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0286% 2/28/2030 (b)(c)(j)	1,853,498	1,849,328
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 8/1/2029 (b)(c)(j)	1,412,179	1,419,946
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.025%, 6.541% 5/25/2029 (b)(c)(j)	7,341,674	7,332,497
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.025%, 6.5421% 5/25/2029 (b)(c)(j)	918,326	917,178
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3612% 5/10/2029 (b)(c)(j)	1,246,859	1,251,922
		55,182,724
TOTAL ENERGY		60,863,387

Financials - 0.7%
Capital Markets - 0.1%
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 6/13/2031 (b)(c)(j)	5,356,858	5,353,216
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 10/31/2031 (b)(c)(j)	8,461,407	8,480,784
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 5/17/2031 (b)(c)(j)	4,121,600	4,114,181
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 9/15/2031 (b)(c)(j)	5,132,289	5,128,183
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0643% 9/5/2031 (b)(c)(j)	5,328,775	5,337,514
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/3/2032 (b)(c)(j)	5,599,181	5,588,711
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1989% 12/15/2031 (b)(c)(j)	6,610,086	6,585,893
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/26/2031 (b)(c)(j)	2,723,175	2,722,031
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 12/1/2028 (b)(c)(j)	2,278,075	2,280,444
		45,590,957
Financial Services - 0.2%
ACNR Holdings Inc term loan 13% (b)(e)(j)(m)	564,772	559,858
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 1/31/2031 (b)(c)(j)	14,989,769	14,993,517
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0406% 7/1/2032 (b)(c)(j)	3,560,000	3,526,643
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0456% 9/30/2031 (b)(c)(j)	2,233,775	2,234,825
Empire Today LP, LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 10.0695% 8/3/2029 (b)(j)	173,279	108,300
Empire Today LP, LLC Tranche EXCH FLSO TL 1LN, term loan 9.5695% 8/3/2029 (b)(j)	1,054,115	52,706
Empire Today LP, LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 10.0695% 8/3/2029 (b)(j)	328,834	205,521
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(e)(f)(j)	357,500	0
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.3631% 1/9/2026 (b)(c)(e)(j)	3,567,079	3,477,902
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0579% 4/16/2029 (b)(c)(j)	1,946,535	1,957,883
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 11/17/2031 (b)(c)(j)	6,763,050	6,762,103
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 7/31/2031 (b)(c)(j)	8,600,709	8,581,013
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 7/31/2031 (b)(c)(j)	2,670,000	2,663,325
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.066% 2/16/2032 (b)(c)(j)	2,320,000	2,305,500
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (b)(c)(j)	2,020,000	2,033,352
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 7/30/2032 (b)(c)(j)	2,018,805	2,019,430
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0687% 2/20/2030 (b)(c)(j)	2,760,713	2,772,805
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0483% 7/6/2032 (b)(c)(j)	685,000	690,425
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 6/24/2031 (b)(c)(j)	2,810,700	2,809,295
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 6/24/2031 (b)(c)(j)	1,834,742	1,832,449
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.465% 11/21/2031 (b)(c)(j)	1,960,150	1,964,756
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.9535% 2/20/2032 (b)(c)(j)	17,648,000	17,686,650
		79,238,258
Insurance - 0.4%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 6/21/2032 (b)(c)(j)	3,050,000	3,045,242
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 11/6/2030 (b)(c)(j)	27,682,516	27,639,332
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 5/31/2032 (b)(c)(j)	5,800,000	5,820,416
Alera Group Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 5/31/2033 (b)(c)(j)	1,735,000	1,795,725
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 1/30/2032 (b)(c)(j)	6,049,600	6,044,821
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 12/29/2031 (b)(c)(j)	2,595,689	2,594,079
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.416% 8/19/2028 (b)(c)(j)	4,309,166	4,290,981
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 8/19/2028 (b)(c)(j)	7,107,776	7,097,754
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 9/19/2030 (b)(c)(j)	19,971,871	19,706,646
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 9/19/2030 (b)(c)(j)	4,240,000	4,189,120
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6805% 1/31/2028 (b)(c)(j)	12,756,000	12,393,219
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6805% 1/20/2029 (b)(c)(j)	8,894,000	8,425,642
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 7/31/2027 (b)(c)(j)	2,570,187	2,569,108
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 5/6/2031 (b)(c)(j)	7,101,371	7,101,371
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8255% 6/20/2030 (b)(c)(j)	12,888,407	12,909,930
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 9/15/2031 (b)(c)(j)	3,598,651	3,606,748
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 9/29/2030 (b)(c)(j)	1,375,640	1,373,700
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 11/21/2029 (b)(c)(j)	6,805,910	6,795,292
		137,399,126
TOTAL FINANCIALS		262,228,341

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.416% 11/8/2027 (b)(c)(j)	154,548	155,089
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 1/15/2031 (b)(c)(j)	5,035,000	5,035,906
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 3/30/2029 (b)(c)(j)	3,224,644	3,218,904
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 8/4/2031 (b)(c)(j)	7,877,938	7,918,982
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 10/23/2028 (b)(c)(j)	18,291,383	18,289,555
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/16/2032 (b)(c)(j)(k)	8,260,000	8,156,750
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2956% 5/30/2031 (b)(c)(j)	2,153,725	2,156,417
		44,931,603
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.6956% 2/15/2029 (b)(c)(j)	2,483,003	1,725,687
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.7956% 6/28/2029 (b)(c)(j)	1,257,633	1,021,827
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6071% 2/11/2028 (b)(c)(j)	3,416,642	3,412,371
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 5/9/2031 (b)(c)(j)	4,753,225	4,763,207
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 11/1/2028 (b)(c)(j)	2,129,663	2,133,517
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3956% 10/1/2027 (b)(c)(j)	1,764,862	1,732,653
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 9/24/2031 (b)(c)(j)	8,061,909	7,208,717
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 10/23/2031 (b)(c)(j)	1,727,666	1,730,914
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.146% 10/23/2031 (b)(c)(j)(l)	222,920	223,339
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 8/25/2032 (b)(c)(j)(k)	1,260,000	1,258,954
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 7/3/2028 (b)(c)(j)	1,773,530	1,778,248
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 7/3/2028 (b)(c)(j)	441,876	443,051
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 4/15/2031 (b)(c)(j)	3,670,534	3,679,711
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 7/1/2031 (b)(c)(j)	1,970,147	861,939
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 2/21/2031 (b)(c)(j)	2,621,912	2,623,013
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 11/15/2028 (b)(c)(j)	6,232,820	6,236,061
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.7956% 6/30/2032 (b)(c)(j)	713,000	712,701
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8187% 12/4/2031 (b)(c)(j)	8,097,088	8,089,719
Team Health Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 6/23/2028 (b)(c)(j)(k)	1,110,000	1,104,916
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9681% 10/1/2029 (b)(c)(j)	280,000	249,900
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7956% 10/11/2031 (b)(c)(j)	1,575,128	1,575,128
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8178% 10/11/2031 (b)(c)(j)	71,777	71,777
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 12/15/2027 (b)(c)(j)	1,146,338	1,149,926
		53,787,276
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.066% 2/15/2029 (b)(c)(j)	12,750,200	12,736,939
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (j)	1,300,000	1,314,625
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1036% 3/26/2032 (b)(c)(j)	1,940,000	1,936,760
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1036% 5/1/2031 (b)(c)(j)	7,683,042	7,678,278
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 9/28/2029 (b)(c)(j)	4,014,188	3,999,656
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 11/26/2031 (b)(c)(j)	4,979,975	4,983,113
		32,649,371
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (b)(c)(j)	21,000,000	20,690,880
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 8/2/2032 (b)(c)(j)	3,250,000	3,266,250
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.2036% 8/1/2027 (b)(c)(j)	2,811,410	2,807,895
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 4/23/2031 (b)(c)(j)	4,739,188	4,754,590
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 5/5/2028 (b)(c)(j)	5,910,552	5,922,846
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5726% 5/19/2031 (b)(c)(j)	4,085,137	3,972,796
		41,415,257
TOTAL HEALTH CARE		172,783,507

Industrials - 0.8%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8079% 10/31/2030 (b)(c)(j)	1,643,692	1,646,634
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 1/27/2032 (b)(c)(j)	2,334,150	2,336,087
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.91% 2/26/2032 (b)(c)(j)	7,287,500	7,301,201
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1.5835% 2/26/2032 (b)(c)(j)(l)	687,500	688,792
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0642% 12/11/2031 (b)(c)(j)	3,496,724	3,501,095
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (b)(c)(j)(l)	219,679	219,954
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8533% 8/19/2032 (b)(c)(j)	1,555,000	1,555,358
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 8/24/2028 (b)(c)(j)	13,685,323	13,717,347
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 3/22/2030 (b)(c)(j)	2,362,077	2,367,533
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 1/19/2032 (b)(c)(j)	3,056,900	3,058,826
		36,392,827
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.316% 10/31/2031 (b)(c)(j)	3,020,245	3,024,745
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.316% 10/31/2031 (b)(c)(j)	1,148,805	1,150,517
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.666% 11/23/2029 (b)(c)(e)(j)	1,525,000	1,511,275
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/18/2030 (b)(c)(j)	1,335,000	1,328,806
STG DISTRIBUTION LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.25%, 12.6994% 10/3/2029 (b)(c)(e)(j)	788,837	758,072
STG DISTRIBUTION LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9494% 10/3/2029 (b)(c)(e)(j)	1,681,807	634,041
		8,407,456
Building Products - 0.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 1/3/2029 (b)(c)(j)	4,029,370	4,024,938
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 5/14/2029 (b)(c)(j)	1,386,825	1,388,905
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 9/8/2032 (b)(c)(j)(k)	395,000	395,000
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.666% 11/3/2028 (b)(c)(j)	2,413,833	2,412,988
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.9881% 8/1/2028 (b)(c)(j)	780,000	750,266
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7131% 4/12/2028 (b)(c)(j)	5,486,312	5,191,423
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 5/15/2031 (b)(c)(j)	990,000	876,150
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.4489% 5/31/2030 (b)(c)(j)	665,000	663,823
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.566% 8/4/2031 (b)(c)(j)	2,835,638	2,829,030
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2956% 1/24/2029 (b)(c)(j)	3,043,833	3,053,969
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/29/2029 (b)(c)(j)	2,424,976	2,204,716
PHRG Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.316% 2/20/2032 (b)(c)(j)	3,760,000	3,756,466
		27,547,674
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 12/21/2028 (b)(c)(j)	18,049,244	18,007,010
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5904% 8/6/2032 (b)(c)(j)	17,120,000	17,168,621
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 11/1/2031 (b)(c)(j)	3,001,104	3,031,115
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 4.75% 11/1/2031 (b)(c)(j)(l)	347,149	350,621
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/15/2031 (b)(c)(j)	4,752,058	4,006,270
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 5/31/2028 (b)(c)(j)	3,104,457	3,115,136
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (b)(c)(j)	15,432,685	13,519,032
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.0456% 5/2/2030 (b)(c)(j)	1,240,625	1,141,375
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9579% 5/3/2029 (b)(c)(j)	3,902,011	3,267,934
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.315% 2/9/2031 (b)(c)(j)	1,186,993	1,186,257
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.316% 11/2/2029 (b)(c)(j)	5,232,630	5,223,473
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3079% 8/1/2029 (b)(c)(j)	7,211,933	7,240,637
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 10/21/2028 (b)(c)(j)	3,593,947	3,608,179
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8238% 3/3/2032 (b)(c)(j)	5,460,000	5,451,482
Madison IAQ LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4519% 5/6/2032 (b)(c)(j)	3,970,000	3,986,833
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (b)(c)(j)	5,028,833	5,034,264
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1794% 10/11/2028 (b)(c)(j)	1,236,725	1,200,402
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (b)(c)(j)	20,282,336	19,673,867
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.8138% 7/25/2030 (b)(c)(j)	4,759,581	4,761,294
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 3/19/2032 (b)(c)(j)	2,014,950	2,016,622
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6099% 11/30/2028 (b)(c)(j)	1,849,821	1,852,595
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6099% 11/30/2028 (b)(c)(j)	142,830	143,045
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4305% 12/10/2026 (b)(c)(j)	2,064,255	2,065,556
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 8/7/2032 (b)(c)(j)(k)	2,140,000	2,144,023
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.6805% 10/19/2030 (b)(c)(j)	1,851,975	1,648,258
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4305% 4/19/2030 (b)(c)(j)	1,921,215	1,906,806
		132,750,707
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5424% 3/27/2031 (b)(c)(j)	2,179,104	2,178,320
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 11/3/2031 (b)(c)(j)	2,790,975	2,796,780
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 6.8079% 2/16/2028 (b)(c)(j)	1,345,896	1,344,778
		6,319,878
Electrical Equipment - 0.0%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1012% 8/12/2032 (b)(c)(j)	5,325,894	5,322,219
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 7/16/2032 (b)(c)(j)	2,140,000	2,123,287
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0456% 4/10/2031 (b)(c)(j)	3,791,350	3,772,810
		5,896,097
Machinery - 0.1%
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 8/13/2032 (b)(c)(j)(k)	1,930,000	1,930,000
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (b)(c)(j)(k)	3,080,000	3,097,956
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7924% 3/15/2030 (b)(c)(j)	3,991,698	4,004,192
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8536% 9/28/2028 (b)(c)(j)	2,335,360	2,278,915
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6036% 10/10/2031 (b)(c)(j)	1,936,809	1,942,871
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 1/2/2032 (b)(c)(j)	1,187,025	1,185,909
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.416% 3/25/2031 (b)(c)(j)	6,693,205	6,632,565
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3022% 12/3/2026 (b)(c)(e)(j)	1,072,789	898,782
		21,971,190
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5755% 4/20/2028 (b)(c)(j)	5,701,810	5,681,340
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5755% 5/28/2032 (b)(c)(j)	1,985,025	1,994,335
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.5068% 6/4/2029 (b)(c)(j)	2,173,050	2,163,815
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0755% 10/20/2027 (b)(c)(j)	1,328,761	1,331,869
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1958% 2/22/2031 (b)(c)(j)	3,517,857	3,519,616
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (b)(c)(j)	2,630,000	2,642,335
		17,333,310
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 8/12/2032 (b)(c)(j)	4,443,757	4,425,227
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 9/29/2031 (b)(c)(j)	8,125,650	8,122,075
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1013% 10/30/2031 (b)(c)(j)	1,970,100	1,970,100
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 12/29/2028 (b)(c)(j)	6,613,921	6,022,372
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0462% 9/29/2028 (b)(c)(j)	3,093,603	3,097,191
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3079% 3/1/2031 (b)(c)(j)	1,757,294	1,757,294
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.316% 8/16/2030 (b)(c)(j)	1,999,264	1,964,277
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 5/30/2031 (b)(c)(j)	1,108,800	1,107,880
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.816% 7/31/2031 (b)(c)(j)	6,520,812	6,537,114
		35,003,530
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8192% 1/31/2028 (b)(c)(j)	1,479,308	1,481,305
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3079% 1/29/2031 (b)(c)(j)	6,743,626	6,762,172
		8,243,477
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2547% 4/8/2030 (b)(c)(j)	4,296,542	4,301,913
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5047% 6/17/2030 (b)(c)(j)	1,644,699	1,650,867
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 4.9475% 6/17/2030 (b)(c)(j)(l)	225,301	226,146
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5456% 1/2/2029 (b)(c)(j)	843,178	840,548
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.0572% 8/10/2029 (b)(c)(j)	2,129,140	1,290,791
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 12.2956% 1/2/2029 (b)(c)(j)	192,237	118,866
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 13.0572% 8/10/2029 (b)(c)(j)	374,933	122,479
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/26/2028 (b)(c)(j)	3,561,997	3,556,155
		12,107,765
TOTAL INDUSTRIALS		317,296,130

Information Technology - 0.9%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0904% 10/24/2030 (b)(c)(j)	1,094,984	1,097,447
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.066% 12/17/2029 (b)(c)(j)	10,720,000	10,897,524
		11,994,971
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 7/2/2029 (b)(c)(j)	5,016,239	5,016,239
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1017% 7/12/2032 (b)(c)(j)	4,987,430	4,999,898
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 7/31/2033 (b)(c)(j)	905,000	898,213
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 5/30/2031 (b)(c)(j)	5,413,444	5,413,444
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 11/9/2029 (b)(c)(j)	2,409,262	2,409,478
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.5456% 8/18/2031 (b)(c)(j)	4,639,938	4,638,778
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 3/17/2032 (b)(c)(j)	2,060,000	2,062,575
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4479% 10/24/2031 (b)(c)(j)	2,591,975	2,601,695
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6036% 5/30/2030 (b)(c)(j)	1,803,991	1,803,991
		29,844,311
IT Services - 0.2%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 2/3/2031 (b)(c)(j)	2,457,995	2,458,511
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0792% 2/12/2029 (b)(c)(j)	290,000	254,234
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (b)(c)(j)	9,702,071	9,255,097
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (b)(j)	854,310	700,534
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 10/31/2030 (b)(c)(j)	2,089,763	2,076,701
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 3/20/2033 (b)(c)(j)	2,460,000	2,462,312
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 3/20/2032 (b)(c)(j)	10,170,850	10,186,412
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 6/17/2031 (b)(c)(j)	6,143,575	6,150,579
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.166% 2/1/2028 (b)(c)(j)	16,296,623	13,999,288
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 6/21/2031 (b)(c)(j)	4,000,000	4,010,000
X Corp 1LN, term loan 9.5% 10/26/2029 (j)	17,680,000	17,367,418
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (b)(c)(j)	10,123,948	9,888,971
		78,810,057
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.323% 8/17/2029 (b)(c)(j)	3,261,993	3,260,623
Software - 0.6%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.4458% 2/24/2031 (b)(c)(j)	5,777,316	5,767,205
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.166% 12/10/2029 (b)(c)(j)	973,311	972,338
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 12/11/2028 (b)(c)(j)	10,108,665	10,099,163
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 7/6/2029 (b)(c)(j)	2,995,000	2,499,208
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4829% 8/13/2032 (b)(c)(j)	8,370,000	8,381,886
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4829% 3/21/2031 (b)(c)(j)	7,452,550	7,469,616
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0572% 9/29/2028 (b)(c)(j)	3,205,395	3,214,274
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.316% 2/19/2029 (b)(c)(j)	2,493,409	2,244,068
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4843% 7/30/2032 (b)(c)(j)	1,255,000	1,261,275
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5456% 4/2/2029 (b)(c)(e)(j)	5,333,200	5,178,591
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 10/9/2029 (b)(c)(j)	5,897,616	5,901,331
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0572% 11/6/2028 (b)(c)(j)	657,861	636,244
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 5/30/2031 (b)(c)(j)	4,854,524	4,864,718
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (b)(c)(e)(j)	3,551,491	3,551,491
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 4/16/2032 (b)(c)(j)	735,000	731,325
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 9/12/2029 (b)(c)(j)	7,644,752	7,627,781
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 1/30/2032 (b)(c)(j)	2,455,925	2,455,925
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0685% 7/26/2032 (b)(c)(j)	2,590,000	2,596,475
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5696% 10/9/2031 (b)(c)(j)	5,710,688	5,721,424
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5696% 10/9/2032 (b)(c)(j)	1,630,000	1,632,542
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 12/31/2031 (b)(c)(j)	10,273,452	8,860,852
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 5/3/2028 (b)(c)(j)	11,073,203	10,248,915
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 2/23/2029 (b)(c)(j)	2,065,000	1,783,210
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8079% 7/1/2031 (b)(c)(j)	11,208,642	11,016,526
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5638% 7/31/2026 (b)(c)(j)	3,484,616	2,752,847
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (b)(c)(j)	26,184,311	24,827,440
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 8%, 13.2989% 6/4/2029 (b)(c)(j)	2,110,000	2,000,808
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.2956% 5/9/2033 (b)(c)(j)	2,785,000	2,772,829
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 10/26/2030 (b)(c)(j)	7,559,089	7,577,156
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0685% 7/16/2031 (b)(c)(j)	2,200,399	2,197,274
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 8/31/2028 (b)(c)(j)	8,538,864	8,577,375
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2216% 5/15/2028 (b)(c)(j)	6,009,628	3,022,843
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.7216% 5/15/2028 (b)(c)(j)	1,400,094	1,413,591
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 4/24/2028 (b)(c)(j)	1,506,225	1,508,816
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5572% 4/24/2028 (b)(c)(j)	6,115,213	6,104,817
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.166% 10/2/2028 (b)(c)(j)	5,056,404	5,040,628
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/6/2032 (b)(c)(j)(k)	6,520,000	6,430,350
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.316% 4/5/2030 (b)(c)(j)	7,870,902	6,778,814
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 11/22/2029 (b)(c)(j)	2,888,207	2,890,662
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.476% 8/13/2029 (b)(c)(j)	1,332,951	1,334,791
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 5/9/2031 (b)(c)(j)	5,028,757	5,036,250
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.81% 2/10/2031 (b)(c)(j)	18,635,546	18,620,079
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.56% 4/14/2031 (b)(c)(j)	4,293,641	4,290,077
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.5456% 6/28/2030 (b)(c)(j)	4,710,000	4,513,169
		232,406,999
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3407% 2/20/2032 (b)(c)(j)	9,083,926	9,049,862
TOTAL INFORMATION TECHNOLOGY		365,366,823

Materials - 0.4%
Chemicals - 0.3%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.066% 11/24/2027 (b)(c)(j)	1,755,000	1,662,863
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.166% 11/24/2028 (b)(c)(j)	935,000	873,289
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.416% 11/24/2027 (b)(c)(j)	3,068,441	2,967,183
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (b)(j)(l)	93,898	93,663
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4605% 6/9/2028 (b)(c)(j)	743,385	563,114
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.4633% 6/12/2028 (b)(c)(j)	358,976	358,079
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.916% 9/30/2028 (b)(c)(j)	7,230,111	7,231,919
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.416% 9/30/2029 (b)(c)(j)	675,000	668,250
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5456% 12/14/2029 (b)(c)(j)	4,099,725	3,837,343
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0696% 8/29/2029 (b)(c)(j)	880,662	883,489
Axalta Coating Systems US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 12/20/2029 (b)(c)(j)	218,449	218,969
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 12/23/2031 (b)(c)(j)	3,870,550	3,870,550
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 8/18/2028 (b)(c)(j)	5,508,447	5,494,675
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3571% 11/1/2030 (b)(c)(j)	2,883,610	2,891,712
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.375%, 8.082% 10/4/2029 (b)(c)(j)	8,678,857	8,649,956
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3206% 7/3/2028 (b)(c)(j)	7,450,286	6,551,632
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3599% 3/15/2029 (b)(c)(j)	14,439,909	14,406,842
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8535% 3/15/2030 (b)(c)(j)	2,296,176	2,258,152
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.166% 3/14/2030 (b)(c)(j)	1,274,000	1,099,882
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 4/2/2029 (b)(c)(j)	8,475,044	7,606,352
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (b)(c)(j)	10,695,236	10,524,755
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (b)(c)(j)(k)	270,000	269,101
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 8/11/2032 (b)(c)(j)(k)	5,145,000	5,128,948
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (b)(c)(j)	3,156,013	3,160,841
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9524% 12/16/2031 (b)(c)(j)	3,542,988	3,356,981
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.816% 9/30/2031 (b)(c)(j)	1,808,631	1,805,249
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (b)(c)(j)(l)	187,280	186,930
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1946% 3/16/2027 (b)(c)(j)	3,045,000	3,041,194
		99,661,913
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4666% 2/12/2032 (b)(c)(j)	2,340,000	2,340,000
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 2/10/2032 (b)(c)(j)	8,563,538	8,558,228
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.323% 4/2/2029 (b)(c)(j)	1,627,203	1,631,271
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 3/24/2028 (b)(c)(j)	3,266,777	3,270,860
		15,800,359
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 7/30/2031 (b)(c)(j)	6,640,787	6,600,810
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.59% 6/9/2031 (b)(c)(j)	8,548,840	8,568,844
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1071% 11/29/2030 (b)(c)(j)	4,449,198	4,466,506
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.491% 4/13/2029 (b)(c)(j)	16,412,355	16,389,706
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 4/1/2032 (b)(c)(j)	8,064,021	8,053,618
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 1.8032% 4/1/2032 (b)(c)(j)(l)	140,979	140,797
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 8/4/2027 (b)(c)(j)	3,687,720	3,688,790
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 5/1/2031 (b)(c)(j)	2,742,994	2,744,722
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.816% 4/21/2031 (b)(c)(j)	943,086	949,376
		51,603,169
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 8/23/2032 (b)(c)(j)(k)	2,910,000	2,909,272
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (b)(c)(j)	4,402,628	3,479,001
		6,388,273
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 5/23/2031 (b)(c)(j)	2,556,565	2,555,926
TOTAL MATERIALS		176,009,640

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8143% 8/21/2030 (b)(c)(j)	2,384,498	2,384,498
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0643% 4/16/2031 (b)(c)(j)	5,331,294	5,335,612
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 12/20/2030 (b)(c)(j)	4,951,893	4,956,697
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6036% 1/27/2031 (b)(c)(j)	8,354,732	8,353,311
		18,645,620
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 9/30/2031 (b)(c)(j)	4,153,588	4,144,948
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.316% 7/31/2030 (b)(c)(j)	2,115,000	2,114,366
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.565% 2/26/2032 (b)(c)(j)	2,893,850	2,900,477
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.566% 6/4/2032 (b)(c)(j)	1,720,968	1,692,279
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 3.3224% 6/4/2032 (b)(c)(j)(l)	219,032	215,381
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 3/29/2030 (b)(c)(j)	8,179,899	8,234,459
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7329% 12/13/2031 (b)(c)(j)	1,373,100	1,376,532
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1805% 3/24/2028 (b)(c)(j)	4,670,622	4,665,625
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1805% 3/27/2028 (b)(c)(j)	2,483,775	2,493,089
		27,837,156
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 6/23/2028 (b)(c)(j)	2,579,559	2,529,258
TOTAL UTILITIES		49,012,034

TOTAL UNITED STATES		2,039,592,443
TOTAL BANK LOAN OBLIGATIONS (Cost $2,281,317,986)		2,222,820,928

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	8,844,000	9,045,954
KeyBank NA/Cleveland OH 6.95% 2/1/2028	1,259,000	1,328,502
Regions Bank/Birmingham AL 6.45% 6/26/2037	15,683,000	16,950,713

TOTAL BANK NOTES (Cost $25,774,141)		27,325,169

Collateralized Mortgage Obligations - 2.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.5%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (d)	9,345,268	8,263,406
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (d)(i)	6,272,834	6,308,643
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	11,005,621	11,039,403
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	5,308,875	5,290,196
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	7,447,202	7,325,481
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	3,998,388	3,977,090
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(d)	4,702,900	4,621,874
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (d)	13,792,526	13,460,362
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (d)	19,786,408	19,603,435
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(e)	153,098	14
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3477% 5/27/2037 (b)(c)(d)	231,059	229,609
CSMC Trust Series 2021-RPL7 Class A1, 4.2035% 7/27/2061 (b)(d)	4,272,979	4,395,745
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	17,069	17,332
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	20,162	20,307
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	26,187	26,686
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	18,589	18,924
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	26,192	26,683
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	10,627	10,785
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	4,080	4,233
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	13,234	13,731
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2629% 2/25/2032 (b)(c)	2,793	2,800
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4572% 3/18/2032 (b)(c)	4,978	5,020
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 4/25/2032 (b)(c)	5,359	5,397
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 10/25/2032 (b)(c)	6,241	6,287
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2129% 1/25/2032 (b)(c)	2,552	2,555
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0871% 11/25/2032 (b)(h)	5,095	139
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 12/25/2033 (b)(h)	107,548	13,643
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 3/25/2033 (b)(h)	5,778	641
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (n)	14,349	12,478
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2571% 6/25/2035 (b)(h)	131,965	9,417
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	415,485	431,574
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9465% 8/25/2035 (b)(c)	2,624	2,772
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	354,930	359,909
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	53,146	54,691
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2171% 11/25/2036 (b)(h)	79,639	6,938
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1771% 12/25/2036 (b)(h)	46,959	4,730
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (n)	62,795	56,395
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (n)	104,250	89,725
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (n)	11,552	9,564
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9771% 5/25/2037 (b)(h)	27,876	2,633
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8428% 6/25/2037 (b)(c)	21,428	29,310
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8228% 7/25/2037 (b)(c)	32,131	43,404
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8228% 7/25/2037 (b)(c)	5,789	6,651
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	980,854	944,238
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	1,418,860	1,405,211
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	119,494	123,402
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	584,841	582,530
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (h)	184	0
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (h)	222,229	4,402
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	465,732	460,006
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	832,393	777,832
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	1,086,221	1,016,328
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (h)	1,298	11
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (h)	2,851	13
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5871% 1/25/2044 (b)(h)	191,081	22,176
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (h)	940,406	134,881
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	874,264	835,966
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	685,993	682,633
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	8,581,608	7,450,574
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	770,727	764,174
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	297,123	294,693
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (h)	579,157	82,279
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	12,995,478	10,977,328
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	7,007,546	6,387,456
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	3,121,383	2,802,888
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	4,314,934	3,800,703
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,671,368	2,236,709
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,838,899	2,376,981
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	2,415,289	2,081,022
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	2,338,784	2,074,981
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	10,582,550	9,281,981
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	6,978,711	6,213,752
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	25,243,249	22,209,231
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,724,745	3,248,510
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	2,231,178	2,056,634
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	3,020,479	2,810,802
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	2,782,145	2,541,318
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	2,429,571	2,283,104
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	4,222,592	3,897,007
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	3,527,129	3,318,488
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	3,814,164	3,635,720
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	1,373,723	1,263,273
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	3,799,926	3,748,704
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	10,205,448	9,115,534
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	26,095,236	23,062,587
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	8,108,682	7,907,232
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,680,440	2,356,757
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	3,036,713	2,738,130
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	1,731,702	1,702,096
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	3,444,964	2,982,323
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	8,784,234	7,849,941
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 8/25/2052 (b)(c)	9,879,514	9,723,008
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 9/25/2052 (b)(c)	20,964,993	20,632,877
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (b)(c)	6,938,093	6,847,203
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (b)(c)	24,497,887	24,109,227
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	6,686,193	6,617,860
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	3,156,265	2,910,407
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	10,093,399	9,128,360
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	7,725,960	6,258,756
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (b)(c)	7,632,953	7,695,115
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 11/25/2053 (b)(c)	19,403,557	19,569,587
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (b)(c)	3,148,603	3,174,397
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.8784% 7/25/2054 (b)(c)	3,814,343	3,839,223
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 12/25/2054 (b)(c)	22,883,455	22,911,378
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 12/25/2054 (b)(c)	7,191,514	7,195,997
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	2,148	2,188
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (n)	33,797	28,596
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (n)	52,846	44,844
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)	477,264	17,166
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	4,213,126	3,920,074
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	2,147,967	1,981,077
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(c)	11,505,808	11,527,130
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 3/25/2055 (b)(c)	15,975,838	16,032,312
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 9/25/2054 (b)(c)	5,823,184	5,829,699
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (b)(c)	9,236,188	9,273,440
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 9/25/2054 (b)(c)	9,376,797	9,410,887
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(c)	12,115,165	12,150,082
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	5,189,986	5,195,931
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	2,961,068	2,920,605
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	7,179,207	6,822,983
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	5,628,591	5,600,324
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	3,284,701	3,028,441
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	26,445	3,724
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	24,983	3,608
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(h)	16,630	2,934
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(h)	10,086	1,518
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (h)	15,785	2,629
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(h)	9,148	1,594
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (h)	107,041	17,158
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	5,359	5,443
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	19,289	19,619
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	1,312,416	1,293,289
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,263,448	2,009,617
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	2,134,434	1,879,588
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,309,889	2,052,937
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	3,027,780	2,605,948
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	9,456	9,656
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	72,543	74,138
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	3,734	3,820
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	10,099	10,300
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	20,231	20,673
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	12,145	12,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	6,653	6,750
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	7,108	7,297
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	75,393	77,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2572% 1/15/2032 (b)(c)	2,097	2,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 3/15/2032 (b)(c)	2,890	2,903
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4572% 3/15/2032 (b)(c)	2,725	2,745
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 6/15/2031 (b)(c)	4,412	4,430
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 3/15/2032 (b)(c)	1,497	1,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	19,544	20,162
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	27,768	28,269
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	53,134	54,942
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	499,963	511,125
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	26,306	26,980
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	713,212	727,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	222,481	230,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	455,884	462,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	115,926	119,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (n)	2,463	2,448
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1428% 2/15/2036 (b)(h)	35,709	3,323
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (n)	127,336	105,448
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (n)	18,459	16,244
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (n)	69,849	58,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (n)	78,020	65,799
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	118,108	123,513
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	560,090	575,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2028% 11/15/2036 (b)(h)	161,702	15,018
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	35,275	36,383
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1228% 6/15/2037 (b)(h)	117,606	11,814
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7072% 5/15/2037 (b)(c)	135,311	133,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	56,067	56,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	553,569	563,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	83,428	83,154
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4026 Class MQ, 4% 4/15/2042	105,012	102,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	845,063	794,312
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)	290,792	18,832
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (h)	8	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)	90	1
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)	333,252	10,684
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	235,584	234,116
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	167,772	167,238
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	484,692	482,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4661 Class AC, 4% 4/15/2043	15,161	15,133
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	1,279,178	1,233,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	1,973,427	1,937,420
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	895,193	822,394
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	947,382	938,203
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,588,394	2,107,278
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	2,251,810	2,118,194
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	1,469,039	1,330,910
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	1,598,868	1,354,051
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	5,434,258	4,653,906
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	4,126,863	3,186,888
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	1,707,237	1,487,801
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	6,073,932	5,474,041
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	5,870,991	5,173,159
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,842,100	1,564,331
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	6,196,975	5,516,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	2,400,558	2,061,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	2,378,820	2,021,438
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	6,100,125	5,351,823
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,294,504	2,007,569
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	13,567,351	11,901,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	6,386,449	5,597,975
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	5,324,104	4,673,535
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,666,519	2,401,801
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	17,964,637	15,978,449
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,775,079	1,556,920
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	3,681,911	3,229,118
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,673,950	1,506,652
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	3,087,731	2,707,219
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	3,132,884	2,704,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	3,087,744	2,707,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,269,854	1,144,051
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	5,481,112	4,968,575
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	2,266,078	1,995,801
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	7,298,527	6,857,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	1,692,142	1,552,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	6,963,405	6,420,213
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,363,018	1,229,836
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	2,471,175	2,223,503
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	3,898,003	3,665,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	2,372,957	2,262,089
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	5,417,681	5,143,333
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	3,245,067	3,107,331
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	4,643,284	4,430,630
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	2,501,797	2,522,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	6,551,550	6,502,302
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	5,704,537	5,683,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 8/25/2053 (b)(c)	10,412,261	10,402,001
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 10/25/2053 (b)(c)	8,888,214	8,978,716
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(c)	7,562,048	7,581,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.3484% 10/25/2054 (b)(c)	5,115,457	5,110,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	16,282,303	16,300,603
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(c)	4,914,291	4,902,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2054 (b)(c)	8,995,496	9,016,262
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	21,676,959	21,702,291
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.6984% 3/25/2055 (b)(c)	17,182,422	17,209,171
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 4/25/2055 (b)(c)	8,839,224	8,819,617
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	22,724	23,170
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	2,217	2,257
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	3,472	3,531
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (n)	39,588	32,848
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7993% 5/20/2060 (b)(c)(o)	181,341	181,138
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7417% 8/20/2060 (b)(c)(o)	43,599	43,474
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8217% 12/20/2060 (b)(c)(o)	139,142	138,923
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 12/20/2060 (b)(c)(o)	104,944	104,967
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 2/20/2061 (b)(c)(o)	115,841	115,862
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9317% 2/20/2061 (b)(c)(o)	124,270	124,271
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 4/20/2061 (b)(c)(o)	116,006	116,034
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(c)(o)	121,400	121,414
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(c)(o)	117,093	117,115
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9717% 6/20/2061 (b)(c)(o)	114,185	114,255
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 10/20/2061 (b)(c)(o)	235,927	236,305
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 11/20/2061 (b)(c)(o)	143,306	143,679
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 1/20/2062 (b)(c)(o)	82,444	82,667
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 1/20/2062 (b)(c)(o)	149,078	149,404
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 3/20/2062 (b)(c)(o)	84,736	84,849
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0917% 5/20/2061 (b)(c)(o)	646	646
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.9617% 10/20/2062 (b)(c)(o)	65,422	65,512
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.8017% 3/20/2063 (b)(c)(o)	106,329	106,085
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 1/20/2064 (b)(c)(o)	66,901	67,018
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 12/20/2063 (b)(c)(o)	144,351	144,595
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 6/20/2064 (b)(c)(o)	501,952	502,091
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 9/20/2064 (b)(c)(o)	1,733,956	1,734,276
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (o)	4,349	4,090
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8417% 12/20/2062 (b)(c)(o)	23,039	22,930
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	1,276,106	1,168,463
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.33% 8/20/2066 (b)(c)(o)	450,392	448,503
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	182,680	182,765
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0256% 5/16/2034 (b)(h)	36,485	2,134
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7256% 8/17/2034 (b)(h)	36,168	3,510
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 13.3535% 6/16/2037 (b)(c)	1,869	2,169
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2156% 6/16/2037 (b)(h)	68,743	6,056
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	4,851,672	4,659,414
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	2,193,641	2,152,910
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	485,659	476,186
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.0193% 3/20/2060 (b)(c)(o)	227,572	227,801
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	14,519	520
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6451% 7/20/2041 (b)(h)	187,369	19,231
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	779,849	768,223
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	2,633,683	2,395,069
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,007,604	940,885
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,716,848	1,573,762
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,366,753	1,245,416
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	888,357	822,253
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	4,263,812	3,804,890
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	2,457,357	2,292,620
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.8549% 1/20/2049 (b)(c)	2,888,309	2,870,739
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9549% 10/20/2049 (b)(c)	954,229	936,062
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.9049% 2/20/2049 (b)(c)	1,892,695	1,863,043
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	7,833,521	7,655,111
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (d)(i)	1,440,151	1,410,852
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	6,011,495	6,057,139
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	6,026,941	5,696,976
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	3,985,805	3,770,406
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	10,163,206	10,231,925
Morgan Stanley Residential Mortgage Loan Trust 2025-Nqm4 Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (d)	18,055,241	18,199,258
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	2,296,488	2,148,400
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	4,546,683	4,285,551
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	827,807	821,163
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	1,049,859	1,032,906
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	2,832,457	2,834,996
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (d)(i)	7,826,354	7,602,336
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	7,471,436	7,143,788
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (d)	20,253,629	19,632,527
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	8,358,376	8,221,402
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	2,494,456	2,452,519
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(d)	1,393,681	1,366,347
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	9,469,002	9,214,643
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	2,113,127	1,985,240
Santander Mtg Asset Receivables Tr 2025-Nqm3 Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (d)	17,902,633	18,025,459
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (b)(c)	1,998	1,860
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.077% 9/25/2043 (b)(c)	836,114	809,493
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (d)	7,000,000	6,818,636
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	6,041,821	5,738,470
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(d)	7,694,434	7,734,386
TOTAL UNITED STATES		988,120,834
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $977,659,512)		988,120,834

Commercial Mortgage Securities - 4.9%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (d)	2,000,000	1,884,995
UNITED STATES - 4.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	19,850,000	19,936,844
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.9131% 4/15/2042 (b)(c)(d)	1,556,000	1,556,000
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.4021% 10/15/2034 (b)(c)(d)	2,069,000	2,073,290
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	10,973,355	10,533,992
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	2,422,000	2,276,585
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 8.2285% 9/15/2038 (b)(c)(d)	1,120,000	989,521
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9809% 7/15/2049 (b)	845,000	815,233
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/2049 (d)	2,108,000	1,864,679
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.8764% 7/15/2049 (b)(h)	14,038,002	29,900
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (d)(e)	1,426,000	785,939
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	700,792	696,410
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (d)	1,738,000	949,684
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (d)	1,092,000	518,617
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	2,030,714	2,016,847
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (b)	2,308,000	2,090,466
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (d)	735,000	592,355
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (d)(e)	735,000	557,573
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	573,003	556,113
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	2,606,000	2,438,386
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,557,297	1,513,471
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (d)	430,000	328,742
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,473,000	1,302,823
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	639,000	560,462
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (d)	441,000	322,980
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/2053 (b)	3,731,000	1,855,021
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	630,000	572,263
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	1,238,000	1,113,733
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	1,016,000	873,504
BANK Series 2021-BN33 Class XA, 1.155% 5/15/2064 (b)(h)	10,169,489	409,954
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,860,000	1,643,471
BANK Series 2021-BN38 Class C, 3.3252% 12/15/2064 (b)	260,000	216,728
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,626,000	1,468,313
BANK Series 2022-BNK40 Class A4, 3.5037% 3/15/2064 (b)	522,000	484,833
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (b)	1,746,000	1,710,703
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (d)	943,000	682,070
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (d)	738,000	509,050
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (d)	1,759,000	1,287,896
BANK Series 2022-BNK44 Class AS, 5.9352% 11/15/2055 (b)	1,097,000	1,138,225
BANK Series 2022-BNK44 Class C, 5.9352% 11/15/2055 (b)	2,063,000	2,023,948
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	4,700,000	4,809,277
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (b)	1,465,000	1,523,867
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	2,191,000	2,328,121
BANK Series 2023-BNK46 Class B, 6.9999% 8/15/2056 (b)	1,491,000	1,592,784
BANK5 Series 2024-5YR12 Class C, 6.5002% 12/15/2057 (b)	1,461,000	1,506,718
BANK5 Series 2025-5YR16 Class XB, 0.5531% 8/15/2063 (b)(h)	41,405,000	795,779
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.7292% 8/14/2036 (b)(d)	868,000	806,305
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.7292% 8/14/2036 (b)(d)	637,000	581,832
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	477,000	423,874
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (d)	333,000	274,327
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	851,000	753,987
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.6996% 4/15/2053 (b)	817,000	702,869
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (d)	1,476,000	978,242
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	501,000	446,231
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (b)	2,455,000	2,216,149
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	2,126,000	1,973,653
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	3,210,000	3,179,891
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	791,000	741,456
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	2,520,000	2,480,880
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055	1,050,000	1,010,026
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (d)	3,429,000	2,538,286
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	2,816,000	2,982,667
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.3503% 12/15/2055 (b)	1,323,000	1,379,387
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,796,000	1,872,744
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,566,000	1,640,570
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.5057% 9/15/2056 (b)	1,105,000	1,185,686
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.5057% 9/15/2056 (b)	1,661,000	1,681,681
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.3686% 11/15/2056 (b)	1,757,000	1,785,967
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	790,000	794,421
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	520,000	523,124
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	2,390,000	2,401,434
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	948,000	964,360
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.8473% 3/15/2058 (b)(d)	1,385,000	1,367,193
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (b)	1,183,000	1,199,873
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (d)	713,000	576,291
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.3191% 7/15/2058 (b)	1,450,000	1,474,752
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	2,953,000	2,923,210
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.2396% 10/10/2051 (b)(d)	1,089,000	802,738
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	2,200,000	2,205,606
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (b)(d)	614,000	481,432
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	840,000	759,274
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (d)(e)	1,197,000	683,442
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (b)(d)(e)	719,000	3,595
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (b)(d)(e)	485,000	1,212
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8756% 12/15/2062 (b)(h)	30,475,737	622,598
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (d)(e)	1,365,000	790,715
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (d)	1,029,000	617,786
Benchmark Mortgage Trust Series 2020-B21 Class A5, 1.9775% 12/17/2053	1,502,000	1,321,081
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	592,000	515,168
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (d)(e)	798,000	560,599
Benchmark Mortgage Trust Series 2020-B22 Class A5, 1.973% 1/15/2054	1,043,000	908,558
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.3608% 9/15/2048 (b)(d)(e)	546,000	295,317
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.3608% 9/15/2048 (b)(d)(e)	2,679,000	1,206,982
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (b)(d)	1,570,000	1,464,318
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (b)(d)	1,720,000	1,585,721
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (b)(d)	1,400,000	1,274,409
Benchmark Mortgage Trust Series 2021-B25 Class 300D, 3.094% 4/15/2054 (b)(d)(e)	1,520,000	819,329
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 3.094% 4/15/2054 (b)(d)(e)	504,000	210,753
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	3,032,000	2,685,102
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	1,900,000	1,688,791
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	942,000	876,110
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (d)	1,701,000	1,170,970
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	1,094,000	1,074,286
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	1,092,000	1,081,721
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (d)	1,259,000	889,617
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.9413% 11/15/2055 (b)	1,270,000	1,356,022
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.9413% 11/15/2055 (b)	767,000	768,097
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.9413% 11/15/2055 (b)	1,456,000	1,418,864
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	1,084,000	1,136,625
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.4526% 4/15/2056 (b)	1,058,000	1,095,741
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.4526% 4/15/2056 (b)	1,415,000	1,413,778
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	2,406,000	2,561,243
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.7922% 7/15/2056 (b)	1,638,000	1,683,581
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068 (d)	765,000	772,650
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 8.0026% 11/15/2041 (b)(c)(d)	2,385,000	2,389,948
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.052% 8/15/2026 (b)(c)(d)	1,878,096	1,873,401
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	12,003,615	12,026,122
BMO Mortgage Trust Series 2022-C1 Class 360D, 4.0699% 2/17/2055 (b)(d)(e)	798,000	632,727
BMO Mortgage Trust Series 2022-C1 Class 360E, 4.0699% 2/17/2055 (b)(d)	966,000	725,231
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	2,917,000	2,698,974
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (d)	639,000	411,174
BMO Mortgage Trust Series 2023-C4 Class B, 5.5908% 2/15/2056 (b)	835,000	844,878
BMO Mortgage Trust Series 2023-C4 Class C, 6.058% 2/15/2056 (b)	2,333,000	2,353,683
BMO Mortgage Trust Series 2023-C4 Class D, 6.058% 2/15/2056 (b)(d)	520,000	475,355
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	1,355,000	1,421,127
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	1,107,000	1,175,117
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (b)	2,200,000	2,342,229
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (b)	1,000,000	1,000,039
BMO Mortgage Trust Series 2025-5C10 Class A3, 5.5784% 5/15/2058	7,770,000	8,117,169
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (b)	262,000	269,300
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.9234% 4/15/2058 (b)(h)	39,527,561	1,141,544
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)	17,666,000	17,699,124
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.0047% 6/15/2041 (b)(c)(d)	8,722,000	8,746,531
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.2044% 6/15/2041 (b)(c)(d)	6,167,000	6,184,344
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (b)(d)	1,704,000	1,736,953
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (b)(d)	2,332,000	2,392,998
BPR Trust Series 2023-BRK2 Class C, 8.6303% 10/5/2038 (b)(d)	1,624,000	1,700,384
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (b)(d)	1,264,000	1,296,550
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(d)	738,000	699,274
Bway Trust Series 2025-1535 Class B, 7.7102% 5/5/2042 (b)(d)	1,882,000	1,973,026
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class C, CME Term SOFR 1 month Index + 3.438%, 7.8011% 11/15/2028 (b)(c)(d)	865,000	865,000
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.667% 3/11/2044 (b)(d)	5,861,000	5,403,845
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.667% 3/11/2044 (b)(d)	5,065,000	4,552,343
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.4689% 2/15/2039 (b)(c)(d)	3,502,800	3,497,444
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.0511% 5/15/2034 (b)(c)(d)	6,108,582	6,135,286
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (b)(d)	2,095,000	2,123,300
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (b)(d)	513,000	523,478
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (b)(d)	1,935,000	1,986,548
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (b)(d)	6,680,000	7,137,134
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(c)(d)	53,607,280	53,674,230
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.0515% 3/15/2041 (b)(c)(d)	4,660,678	4,642,365
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2785% 6/15/2038 (b)(c)(d)	2,051,566	2,054,131
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.2285% 6/15/2038 (b)(c)(d)	2,618,816	2,614,934
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8541% 4/15/2037 (b)(c)(d)	14,613,264	14,617,831
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(d)	30,885,783	30,962,998
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.0514% 5/15/2041 (b)(c)(d)	2,612,026	2,605,202
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4093% 4/15/2034 (b)(c)(d)	10,114,868	10,051,650
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.7093% 4/15/2034 (b)(c)(d)	11,328,000	11,193,480
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.0093% 4/15/2034 (b)(c)(d)	7,490,000	7,377,650
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.3093% 4/15/2034 (b)(c)(d)	7,862,000	7,724,415
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 8.0093% 4/15/2034 (b)(c)(d)	1,533,000	1,466,965
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 7.5643% 4/15/2034 (b)(c)(d)	709,000	659,323
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	37,565,000	37,541,620
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3763% 10/15/2036 (b)(c)(d)	4,838,000	4,822,917
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5761% 10/15/2036 (b)(c)(d)	6,475,000	6,450,776
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7758% 10/15/2036 (b)(c)(d)	6,286,000	6,262,482
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.425% 10/15/2036 (b)(c)(d)	21,856,000	21,774,230
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.4236% 10/15/2036 (b)(c)(d)	1,428,000	1,422,656
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	21,902,395	21,902,395
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6754% 2/15/2039 (b)(c)(d)	10,531,500	10,524,918
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.9248% 2/15/2039 (b)(c)(d)	8,991,500	8,983,070
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.3239% 2/15/2039 (b)(c)(d)	8,991,500	8,980,272
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	13,154,514	13,179,179
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5539% 12/9/2040 (b)(c)(d)	2,908,428	2,913,881
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.0033% 12/9/2040 (b)(c)(d)	1,575,219	1,578,665
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.9519% 12/9/2040 (b)(c)(d)	1,967,592	1,972,511
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.9026% 11/15/2041 (b)(c)(d)	1,801,000	1,800,491
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	8,217,779	8,240,876
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.1014% 2/15/2039 (b)(c)(d)	1,869,195	1,872,324
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.9515% 3/15/2034 (b)(c)(d)	1,524,700	1,515,090
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	51,289,271	51,401,466
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 6.1061% 4/15/2040 (b)(c)(d)	18,409,229	18,397,724
BX Commercial Mortgage Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.0533% 4/15/2040 (b)(c)(d)	5,837,243	5,833,595
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7631% 6/15/2035 (b)(c)(d)	9,063,000	9,074,329
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.6631% 6/15/2035 (b)(c)(d)	1,734,000	1,728,963
BX Trust 2019-OC11 Series 2019-OC11 Class A, 3.202% 12/9/2041 (d)	3,131,000	2,959,816
BX Trust 2019-OC11 Series 2019-OC11 Class D, 4.0755% 12/9/2041 (b)(d)	168,000	158,845
BX Trust 2019-OC11 Series 2019-OC11 Class E, 4.0755% 12/9/2041 (b)(d)	10,841,000	9,991,438
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8776% 9/15/2036 (b)(c)(d)	4,546,710	4,528,239
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.3276% 9/15/2036 (b)(c)(d)	6,296,414	6,201,968
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2525% 7/15/2029 (b)(c)(d)	1,227,000	1,223,165
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.301% 7/15/2029 (b)(c)(d)	6,050,000	5,997,073
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	35,662,467	35,751,624
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0546% 4/15/2041 (b)(c)(d)	5,684,170	5,696,604
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.3043% 4/15/2041 (b)(c)(d)	4,718,726	4,729,048
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0517% 4/15/2041 (b)(c)(d)	4,054,393	4,036,576
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.3033% 11/15/2041 (b)(c)(d)	961,684	964,388
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.3018% 11/15/2041 (b)(c)(d)	4,615,161	4,601,608
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	82,120,717	82,018,100
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7566% 3/15/2030 (b)(c)(d)	9,787,826	9,745,670
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.9064% 3/15/2030 (b)(c)(d)	13,789,220	13,724,583
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.3044% 3/15/2030 (b)(c)(d)	4,749,476	4,660,427
BX Trust 2025-VLT6 Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.5538% 3/15/2042 (b)(c)(d)	2,906,000	2,895,102
BX Trust 2025-VLT6 Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.3028% 3/15/2042 (b)(c)(d)	3,043,000	2,971,065
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7725% 11/15/2038 (b)(c)(d)	1,388,768	1,384,437
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(c)(d)	5,800,000	5,798,188
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.8785% 2/15/2036 (b)(c)(d)	947,000	942,278
BX Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.5145%, 6.8785% 2/15/2036 (b)(c)(d)	270,457	269,107
BX Trust Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.1145%, 7.4785% 2/15/2036 (b)(c)(d)	2,779,000	2,758,202
BX Trust Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.1145%, 7.4785% 2/15/2036 (b)(c)(d)	1,144,302	1,135,738
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4775% 1/15/2034 (b)(c)(d)	3,953,600	3,952,263
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.3775% 1/15/2034 (b)(c)(d)	142,800	142,451
BX Trust Series 2021-RISE Class G, CME Term SOFR 1 month Index + 3.0645%, 7.4275% 11/15/2036 (b)(c)(d)	1,612,043	1,614,058
Bx Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 6.4145% 9/15/2034 (b)(c)(d)	1,256,480	1,248,627
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(e)	14,324,142	14,319,666
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 5.166% 10/15/2038 (b)(c)(d)	706,535	706,314
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.3031% 4/15/2037 (b)(c)(d)	11,697,700	11,705,012
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6531% 4/15/2037 (b)(c)(d)	2,324,000	2,327,631
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.2021% 4/15/2037 (b)(c)(d)	1,945,300	1,948,947
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 9.1491% 4/15/2037 (b)(c)(d)	2,916,200	2,935,931
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.0631% 1/15/2039 (b)(c)(d)	2,075,000	2,072,406
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.7131% 1/15/2039 (b)(c)(d)	2,072,000	2,068,119
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.5631% 1/15/2039 (b)(c)(d)	651,000	650,197
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6621% 1/15/2039 (b)(c)(d)	783,000	776,901
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	36,451,698	36,508,654
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1546% 2/15/2039 (b)(c)(d)	3,449,810	3,459,513
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.5512% 2/15/2039 (b)(c)(d)	3,305,871	3,304,751
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 3/15/2041 (b)(c)(d)	9,158,343	9,172,653
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.304% 3/15/2041 (b)(c)(d)	12,158,555	12,181,353
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	26,766,000	26,770,176
BX Trust Series 2025-DIME Class E, 7.3631% 2/15/2035 (b)(d)	2,846,000	2,845,999
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 8.3131% 6/15/2040 (b)(c)(d)	641,000	637,925
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 7.6131% 7/15/2044 (b)(c)(d)	1,900,000	1,905,344
BXP Trust Series 2021-601L Class E, 2.868% 1/15/2044 (b)(d)	336,000	256,184
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 9.693% 3/15/2035 (b)(d)	2,721,000	2,719,341
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/2039 (b)(d)	1,743,000	1,184,433
CD Mortgage Trust Series 2017-CD3 Class C, 4.6813% 2/10/2050 (b)(e)	1,482,000	672,862
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (d)(e)	1,340,000	289,471
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 7.9766% 2/15/2039 (b)(c)(d)	3,948,000	3,551,460
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(d)	19,541,000	19,792,352
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	36,350,607	30,372,666
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	4,691,805	4,618,097
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	3,140,254	3,076,801
CGMS Commercial Mortgage Trust Series 2017-B1 Class A4, 3.458% 8/15/2050	1,400,000	1,376,366
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.8379% 9/10/2058 (b)(h)	8,174,870	267
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	3,539,305	3,506,027
Citigroup Commercial Mortgage Trust Series 2016-P4 Class D, 4.0918% 7/10/2049 (b)(d)	1,707,000	1,431,547
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6857% 12/10/2049 (b)(h)	35,739,049	164,157
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (d)	378,000	290,706
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (b)(d)	496,000	442,372
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.4222% 11/10/2042 (b)(d)	2,374,000	2,036,139
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (d)	1,806,000	1,255,700
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (b)(d)	1,225,000	1,259,264
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.5717% 7/10/2028 (b)(d)	1,195,000	1,209,717
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 6.0475% 10/12/2040 (b)(d)	2,143,000	2,140,630
COMM Mortgage Trust Series 2012-CR1 Class D, 5.2735% 5/15/2045 (b)(d)	1,198,734	1,093,346
COMM Mortgage Trust Series 2012-LC4 Class C, 5.6903% 12/10/2044 (b)	38,396	35,804
COMM Mortgage Trust Series 2013-LC6 Class D, 3.8601% 1/10/2046 (b)(d)	132,067	127,776
COMM Mortgage Trust Series 2014-CR15 Class D, 4.0671% 2/10/2047 (b)(d)	298,000	277,587
COMM Mortgage Trust Series 2014-CR17 Class E, 5.0047% 5/10/2047 (b)(d)	255,000	195,538
COMM Mortgage Trust Series 2014-CR20 Class C, 4.8262% 11/10/2047 (b)	501,759	483,987
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.9113% 3/10/2047 (b)(d)	577,621	405,363
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (b)	2,526,000	2,400,230
COMM Mortgage Trust Series 2015-DC1 Class C, 4.4323% 2/10/2048 (b)	3,558,000	3,150,645
COMM Mortgage Trust Series 2015-LC19 Class B, 3.829% 2/10/2048	117,617	115,102
COMM Mortgage Trust Series 2015-LC19 Class C, 4.2411% 2/10/2048 (b)	2,097,600	1,975,206
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (b)	1,316,000	1,217,291
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (d)	312,000	263,510
COMM Mortgage Trust Series 2017-COR2 Class C, 4.7399% 9/10/2050 (b)	1,148,000	1,094,157
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (d)	368,000	325,999
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.709% 9/15/2033 (b)(c)(d)	468,000	23,477
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.7153% 9/15/2033 (b)(c)(d)(e)	544,000	8,250
COMM Mortgage Trust Series 2025-180W Class F, 7.6089% 8/10/2042 (b)(d)	965,000	938,427
Commercial Mortgage Trust Series 2016-CD2 Class C, 4.1066% 11/10/2049 (b)	619,000	369,141
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.8566% 11/10/2049 (b)(e)	546,000	136,964
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	6,748,000	6,749,508
Computershare Corporate Trust Series 2020-C58 Class A4, 2.092% 7/15/2053	2,055,000	1,828,606
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2516% 8/15/2041 (b)(c)(d)	3,053,000	3,025,266
CPT Mortgage Trust Series 2019-CPT Class E, 3.0967% 11/13/2039 (b)(d)	1,687,000	1,386,306
CPT Mortgage Trust Series 2019-CPT Class F, 3.0967% 11/13/2039 (b)(d)	1,196,000	913,583
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7945% 6/15/2034 (c)(d)(e)	1,135,200	525,648
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.9377% 5/9/2026 (b)(c)(d)	1,351,203	1,326,660
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.4031% 6/15/2050 (b)	2,305,000	2,030,268
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.9387% 4/15/2051 (b)	495,000	467,403
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	3,580,000	3,545,233
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (b)	1,113,000	1,057,262
CSMC Trust Series 2019-UVIL Class E, 3.3928% 12/15/2041 (b)(d)	4,421,000	3,734,377
DBGS Mortgage Trust Series 2018-C1 Class C, 4.7851% 10/15/2051 (b)	355,000	316,283
DBGS Mortgage Trust Series 2019-1735 Class F, 4.3344% 4/10/2037 (b)(d)	1,188,000	789,264
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	639,000	559,391
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (d)	377,000	276,041
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5299% 8/10/2044 (b)(d)	667,260	638,822
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.3785% 9/12/2040 (b)(d)	2,017,000	2,053,053
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/2045 (b)(d)	449,000	351,407
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6161% 8/10/2049 (b)	382,000	321,883
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.3631% 3/15/2034 (b)(c)(d)	2,848,000	2,857,163
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	5,523,000	5,677,453
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (b)(d)	621,000	632,615
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (b)(d)	5,078,000	5,106,630
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (b)(d)	810,000	779,477
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	56,971,298	56,935,691
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1455% 11/15/2038 (b)(c)(d)	3,003,970	3,001,154
ELP Commercial Mortgage Trust Series 2021-ELP Class G, CME Term SOFR 1 month Index + 3.2305%, 7.5945% 11/15/2038 (b)(c)(d)	1,953,721	1,951,889
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0934% 11/15/2038 (b)(c)(d)	5,329,592	5,303,005
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (b)(d)	1,911,000	1,948,582
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(d)	1,614,000	1,648,270
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(d)	341,000	348,135
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)	14,588,608	14,584,052
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8575% 7/15/2038 (b)(c)(d)	17,319,983	17,314,574
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1775% 7/15/2038 (b)(c)(d)	5,197,271	5,195,648
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.7275% 7/15/2038 (b)(c)(d)	10,500,053	10,496,773
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1775% 7/15/2038 (b)(c)(d)	5,233,009	5,232,960
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 10.0131% 12/15/2039 (b)(c)(d)	2,997,000	3,004,604
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	8,700,000	8,628,970
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	2,860,168	2,832,705
GS Mortgage Securities Trust Series 2010-C1 Class X, 0.144% 8/10/2043 (b)(d)(h)	169,704	19
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.294% 8/10/2044 (b)(d)	908,923	801,131
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.294% 8/10/2044 (b)(d)	623,936	457,162
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.294% 8/10/2044 (b)(d)(e)	773,957	207,194
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (d)(e)	1,339,218	4,018
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.7408% 11/10/2045 (b)(d)	896,000	816,265
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.2179% 10/10/2048 (b)(h)	6,362,524	389
GS Mortgage Securities Trust Series 2016-GS2 Class D, 2.753% 5/10/2049 (d)	703,000	661,275
GS Mortgage Securities Trust Series 2016-GS4 Class C, 4.0352% 11/10/2049 (b)	464,000	418,951
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (b)(e)	1,155,000	640,936
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,755,354	1,733,547
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (d)	835,000	678,886
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (d)	1,000,000	827,903
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (d)	1,176,000	894,788
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.8218% 9/10/2052 (b)	3,532,000	3,012,682
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (d)	408,000	294,594
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (d)	952,000	752,645
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.3258% 12/13/2039 (b)(d)	735,000	569,085
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.5668% 5/12/2053 (b)(d)	336,000	256,094
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	18,953,000	18,941,204
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.6285% 10/15/2036 (b)(c)(d)	2,930,000	2,915,384
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.0285% 10/15/2036 (b)(c)(d)	2,414,000	2,401,930
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.6814% 9/10/2038 (b)(d)	4,514,000	4,543,427
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (b)(d)	989,000	1,001,149
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.8099% 11/25/2041 (b)(c)(d)	1,168,000	1,168,331
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 8.5131% 7/15/2040 (b)(c)(d)	2,821,000	2,813,871
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (b)(d)	5,051,000	4,952,862
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (b)(d)	3,760,000	3,638,964
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (d)	543,435	525,050
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (d)	88,413	84,134
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.5579% 7/10/2039 (b)(d)	861,000	774,735
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 8.213% 3/15/2042 (b)(c)(d)	1,417,000	1,414,351
Ip 2025-Ip Mtg Tr Series 2025-IP Class F, 7.9693% 6/10/2042 (b)(d)	1,260,000	1,280,195
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (d)	194,000	191,063
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.701% 1/15/2048 (b)(d)	3,811,000	3,344,419
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0.2862% 7/15/2048 (b)(h)	6,113,848	41
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.8112% 11/15/2048 (b)(e)	1,942,000	690,176
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.509% 12/15/2049 (b)(d)(e)	1,251,000	948,819
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	2,577,445	2,541,460
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	200,912	199,241
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.1625% 12/15/2049 (b)	603,000	525,795
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.1625% 12/15/2049 (b)(d)	1,242,000	993,931
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.4146% 6/15/2051 (b)(d)	406,000	314,331
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (d)(e)	567,000	282,620
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,000,000	844,012
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (d)	714,000	383,687
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class J, 4.409% 2/15/2046 (b)(d)(e)	106,000	322
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.8459% 6/15/2045 (b)(d)	1,195,976	1,094,501
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (d)	1,124,000	948,390
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (d)(e)	1,233,000	803,384
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class C, 3.9582% 4/15/2046 (b)	1,025,000	612,909
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.3392% 4/15/2046 (b)(e)	1,638,000	147,617
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	1,851,000	1,480
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.9314% 6/10/2027 (b)(d)(e)	945,000	2,377
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.9314% 6/10/2027 (b)(d)	1,519,000	3,805
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.767% 7/5/2031 (b)(d)	743,000	134,635
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	8,593,000	8,163,350
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	2,322,000	1,695,060
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)(e)	4,241,000	2,417,370
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (b)(d)(h)	35,039,000	761,324
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (d)	1,569,000	1,484,461
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.9089% 6/5/2039 (b)(d)	876,000	800,813
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.9089% 6/5/2039 (b)(d)	1,690,000	1,511,347
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (d)	723,000	216,907
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (d)(e)	1,145,000	218,134
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (b)(d)	441,000	43,002
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (b)(d)	3,083,000	3,029,216
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.23% 8/15/2038 (b)(c)(d)	512,789	507,666
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.78% 8/15/2038 (b)(c)(d)	2,729,584	2,692,053
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.43% 8/15/2038 (b)(c)(d)	1,968,832	1,928,082
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3631% 3/15/2042 (b)(c)(d)	2,226,000	2,216,514
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8.0512% 6/15/2039 (b)(c)(d)	860,000	858,388
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.8001% 6/15/2039 (b)(c)(d)	1,570,000	1,562,791
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (d)	2,795,563	2,738,910
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6583% 5/15/2039 (b)(c)(d)	41,422,000	40,282,896
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.157% 5/15/2039 (b)(c)(d)	24,765,000	23,136,724
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4562% 5/15/2039 (b)(c)(d)	13,877,000	12,680,109
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.905% 5/15/2039 (b)(c)(d)	12,332,000	11,211,625
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5775% 3/15/2038 (b)(c)(d)	451,123	449,149
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8775% 3/15/2038 (b)(c)(d)	4,112,500	4,086,797
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.2275% 3/15/2038 (b)(c)(d)	3,593,100	3,561,660
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (b)(d)	1,563,000	1,573,991
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/2040 (b)(d)	819,000	553,092
Mft Trust Series 2020-B6 Class C, 3.3922% 8/10/2040 (b)(d)(e)	707,000	444,324
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0784% 4/15/2038 (b)(c)(d)	1,937,600	1,939,417
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6784% 4/15/2038 (b)(c)(d)	5,853,600	5,860,917
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8775% 5/15/2038 (b)(c)(d)	724,800	725,706
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1785% 7/15/2038 (b)(c)(d)	3,100,000	3,100,000
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.2285% 7/15/2038 (b)(c)(d)	1,752,000	1,752,000
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.4285% 7/15/2038 (b)(c)(d)	1,281,000	1,278,338
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.6223% 1/15/2039 (b)(c)(d)	304,000	304,000
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.3206% 1/15/2027 (b)(c)(d)	907,200	911,791
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.85% 9/15/2040 (b)(c)(d)	11,300,000	11,299,995
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 7% 9/15/2040 (b)(c)(d)	1,896,000	1,895,999
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.85% 9/15/2040 (b)(c)(d)	2,970,000	2,969,998
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (d)	867,000	885,128
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	940,000	966,197
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.4894% 11/15/2045 (b)(d)	693,000	94,955
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013 Class C, 4.1643% 2/15/2046 (b)	39,382	37,315
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.8609% 10/15/2046 (b)(d)	1,299,000	1,212,422
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.9254% 5/15/2046 (b)(d)	1,155,000	1,054,540
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 4.1413% 9/15/2049 (b)	266,000	232,143
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.3951% 11/15/2049 (b)	603,000	538,939
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.4042% 12/15/2049 (b)	415,000	390,679
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (d)	947,000	815,801
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class C, 3.536% 2/15/2053	205,000	182,475
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.385% 6/15/2044 (b)(d)	593,814	588,054
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.534% 6/15/2044 (b)(d)(h)	2,382,666	8,621
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 5.1056% 7/15/2049 (b)(d)	313,470	306,511
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 5.1056% 7/15/2049 (b)(d)	332,000	313,827
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 5.1056% 7/15/2049 (b)(d)	1,123,200	1,043,644
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.4382% 9/9/2032 (b)(d)	418,000	331,336
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.4382% 9/9/2032 (b)(d)	734,000	436,121
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.2891% 5/15/2048 (b)	460,724	443,461
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.2891% 5/15/2048 (b)	1,173,000	1,065,706
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.2891% 5/15/2048 (b)(d)	983,000	801,174
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 4.0036% 11/15/2049 (b)	603,000	529,670
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (d)	1,456,000	1,007,133
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,125,000	1,101,890
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,985,000	1,852,441
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (d)	3,406,000	2,801,655
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	2,054,000	1,842,187
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	7,706,000	7,686,126
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.5085% 4/5/2042 (b)(d)	462,000	362,283
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (d)	756,000	584,614
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	3,345,000	3,027,462
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2876% 6/15/2054 (b)(h)	24,922,706	1,002,167
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (d)	1,459,403	1,540,595
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 1.0686% 5/5/2029 (b)(d)(h)	65,521,716	1,905,254
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	1,713,000	1,638,319
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.2629% 9/24/2057 (b)(d)	1,849,000	1,758,337
MSJP Series 2015-HAUL Class E, 5.0127% 9/5/2047 (b)(d)	311,000	266,990
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	1,625,000	1,721,735
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.9056% 5/15/2056 (b)	1,083,000	1,135,962
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 7.1103% 12/15/2056 (b)	1,126,000	1,218,329
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.2523% 12/15/2056 (b)	878,000	922,544
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (d)	369,000	286,272
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.2724% 5/15/2039 (b)(d)	1,321,000	1,208,944
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.2724% 5/15/2039 (b)(d)	1,374,000	1,208,512
NCMF Trust Series 2025-MFS Class F, 8.7182% 6/10/2033 (b)(d)	1,875,000	1,912,463
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.9267% 11/5/2041 (b)(d)	7,107,000	7,201,652
NYT Mortgage Trust Series 2019-NYT Class F, CME Term SOFR 1 month Index + 3.297%, 7.661% 12/15/2035 (b)(c)(d)	1,385,000	1,208,729
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	1,052,745	1,053,402
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.2011% 11/15/2040 (b)(c)(d)	7,805,600	7,810,473
OPEN Trust Series 2023-AIR Class C, CME Term SOFR 1 month Index + 5.2359%, 9.599% 11/15/2040 (b)(c)(d)	1,050,400	1,051,055
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.0468% 11/15/2040 (b)(c)(d)	3,298,400	3,298,399
OPEN Trust Series 2023-AIR Class E, CME Term SOFR 1 month Index + 9.4295%, 13.7926% 11/15/2040 (b)(c)(d)	1,400,800	1,400,798
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.8285% 7/15/2038 (b)(c)(d)(e)	986,000	460,363
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 10.4785% 7/15/2038 (b)(c)(d)(e)	280,000	97,092
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (d)	1,550,000	1,460,385
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (d)	6,499,000	5,476,707
PRM Trust Series 2025-PRM6 Class E, 6.8026% 7/5/2033 (b)(d)	1,254,000	1,253,885
PRM Trust Series 2025-PRM6 Class F, 7.2938% 7/5/2033 (b)(d)	2,822,000	2,798,837
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (b)(d)	3,907,000	3,916,368
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	514,019	525,076
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (d)	3,425,500	3,616,754
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.6% 8/15/2042 (b)(c)(d)	6,200,000	6,207,756
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5516% 11/15/2034 (b)(c)(d)	2,529,000	2,515,952
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.5501% 11/15/2034 (b)(c)(d)	2,107,000	2,090,253
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/2037 (b)(d)	2,364,000	1,835,396
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9631% 10/15/2041 (b)(c)(d)	3,314,000	3,317,381
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.8131% 10/15/2041 (b)(c)(d)	1,166,000	1,171,821
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 7.064% 1/15/2039 (b)(c)(d)	2,039,000	2,018,610
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.714% 1/15/2039 (b)(c)(d)	800,000	776,272
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/2038 (b)(d)(e)	1,113,000	708,439
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3631% 2/15/2039 (b)(c)(d)	7,618,000	7,504,112
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.0131% 2/15/2039 (b)(c)(d)	3,962,000	3,883,022
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.7433% 10/15/2038 (b)(c)(d)	1,487,000	1,479,984
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	28,188,430	28,179,622
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5574% 11/15/2038 (b)(c)(d)	14,313,152	14,308,679
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.8066% 11/15/2038 (b)(c)(d)	8,889,204	8,886,426
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0558% 11/15/2038 (b)(c)(d)	5,841,693	5,839,867
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.4514% 11/15/2038 (b)(c)(d)	4,791,463	4,789,096
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 7.445% 11/15/2036 (b)(c)(d)	1,090,000	1,090,000
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.393% 11/15/2036 (b)(c)(d)	3,205,000	3,198,436
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0936% 10/15/2034 (b)(c)(d)	2,033,000	2,031,573
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 7.381% 11/15/2036 (b)(c)(d)	2,268,000	2,265,171
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 8.029% 11/15/2036 (b)(c)(d)	2,492,000	2,487,337
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.678% 11/15/2036 (b)(c)(d)	525,000	521,573
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/2041 (b)(d)	185,000	131,591
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.602% 2/15/2042 (b)(c)(d)	6,936,000	6,905,655
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	27,997,000	27,997,001
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9555% 12/15/2039 (b)(c)(d)	6,820,000	6,819,988
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.355% 12/15/2039 (b)(c)(d)	5,027,000	5,039,532
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (d)	2,499,000	2,540,485
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	446,067	403,687
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)(e)	762,700	251,637
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1229% 12/15/2050 (b)(h)	40,299,316	754,178
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.8383% 2/15/2051 (b)	336,000	309,323
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	2,000,000	1,960,206
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.7285% 7/15/2039 (b)(c)(d)	1,019,000	974,382
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.3785% 7/15/2039 (b)(c)(d)	1,383,000	1,064,100
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.4785% 7/15/2039 (b)(c)(d)(e)	315,000	215,464
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (b)(d)	2,530,000	2,556,570
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (b)(d)	1,940,000	1,959,324
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.9314% 7/13/2044 (b)(d)	960,000	968,200
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	25,554,000	21,863,703
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	1,600,000	1,304,391
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(d)	35,000,000	648,001
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.0312% 11/15/2048 (b)(h)	9,727,121	531
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4 Class D, 3.8628% 12/15/2048 (b)	861,000	837,577
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	446,000	311,863
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (d)	487,000	272,327
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA, 2.2011% 6/15/2049 (b)(h)	15,078,388	72,219
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.4713% 12/15/2059 (b)	575,000	544,195
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.4861% 11/15/2049 (b)	1,323,000	1,268,218
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (d)	1,337,000	1,193,380
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	401,000	368,496
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (d)	2,676,000	2,039,318
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0657% 8/15/2051 (b)(h)	40,047,311	712,722
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (b)	2,887,000	2,791,447
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	1,891,234	1,857,236
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	3,631,111	3,523,628
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (d)	1,034,000	814,673
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	2,113,000	1,870,790
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (d)	880,000	666,969
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	1,095,000	976,786
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6785% 5/15/2031 (b)(c)(d)	17,572,000	17,526,706
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.7145%, 7.0785% 2/15/2040 (b)(c)(d)	310,400	311,071
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 3.8645%, 8.2285% 2/15/2040 (b)(c)(d)	220,800	220,667
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (b)(d)	2,784,000	2,820,337
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.5343% 11/15/2057 (b)	2,408,000	2,478,702
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(d)	24,500,000	24,537,963
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3538% 8/15/2041 (b)(c)(d)	5,200,000	5,190,717
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 8/15/2041 (b)(c)(d)	12,400,000	12,391,428
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(d)	18,363,000	18,442,921
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (b)(d)	439,833	155,046
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 5.15% 6/15/2044 (b)(d)	297,623	287,950
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 5.15% 6/15/2044 (b)(d)	335,432	316,078
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (b)(e)	372,000	117,346
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.2021% 3/15/2045 (b)(d)	801,251	697,323
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2021% 3/15/2045 (b)(d)	1,774,872	1,239,380
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0872% 5/15/2045 (b)(d)	452,399	415,121
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class D, 4.7124% 9/15/2046 (b)(d)	56,641	54,377
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	1,461,000	1,397,838
WFCM Series 2022-C62 Class C, 4.4829% 4/15/2055 (b)	1,923,000	1,670,642
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (d)	1,365,000	945,049
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (b)(d)	1,548,000	1,575,037
Worldwide Plaza Trust Series 2017-WWP Class E, 3.7154% 11/10/2036 (b)(d)	348,000	35,446
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/2036 (b)(d)	1,960,000	83,300
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/2035 (b)(d)	528,000	471,288
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.6332% 6/5/2035 (b)(d)	1,378,000	1,143,864
TOTAL UNITED STATES		1,955,627,864
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,989,977,266)		1,957,512,859

Common Stocks - 0.1%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (e)(p)	137,267	3,254,600
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (e)	10,054	136,232
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (e)(p)	65,301	637,338
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	112,202	5,574,195
EP Energy Corp (e)(p)	6,556	10,358
Expand Energy Corp	91,908	8,894,856
Expand Energy Corp (q)	619	59,907
Exxon Mobil Corp	22,714	2,595,983
Mesquite Energy Inc (e)(p)	113,725	23,139,651
New Fortress Energy Inc	155,112	381,576
		40,656,526
Financials - 0.0%
Financial Services - 0.0%
ACNR Holdings Inc (e)(p)	30,405	3,129,587
Carnelian Point Holdings LP warrants 6/30/2027 (e)(p)	1,766	5,157
Limetree Bay Cayman Ltd (e)(p)	809	0
		3,134,744
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (e)(p)	196,812	2,381,425
Cano Health LLC warrants (e)(p)	10,520	36,084
		2,417,509
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (e)(p)	80,353	3,077,520
TOTAL UNITED STATES		50,059,869
TOTAL COMMON STOCKS (Cost $20,789,750)		53,314,469

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (d)	1,770,000	1,860,270
UNITED STATES - 0.1%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	8,907,601	18,128,751
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	7,897,000	7,265,104
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	2,987,000	2,992,974
ON Semiconductor Corp 0% 5/1/2027 (r)	2,188,000	2,499,790
Wolfspeed Inc 1.875% (f)	12,222,000	4,369,365
		9,862,129
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (d)	4,956,000	5,942,244
TOTAL INFORMATION TECHNOLOGY		15,804,373

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	2,203,000	2,237,657
TOTAL UNITED STATES		43,435,885
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $36,213,610)		45,296,155

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (e)	157,072	3,988,058
Apollo Global Management Inc Series A, 6.75%	15,700	1,126,746
		5,114,804
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (b)(c)	66,700	1,695,514
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (b)(c)	20,200	521,160
		2,216,674
TOTAL FINANCIALS		7,331,478

Materials - 0.0%
Chemicals - 0.0%
Albemarle Corp 7.25%	30,345	1,199,234
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	20,725	505,690
TOTAL UNITED STATES		9,036,402
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,463,827)		9,036,402

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (d)		2,170,000	2,135,416
Angola Republic 8.75% 4/14/2032 (d)		795,000	730,942
Angola Republic 9.375% 5/8/2048 (d)		1,840,000	1,522,775
Angola Republic 9.5% 11/12/2025 (d)		2,245,000	2,254,822
TOTAL ANGOLA			6,643,955
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (i)		17,528,549	13,234,055
Argentine Republic 1% 7/9/2029		1,559,199	1,234,232
Argentine Republic 3.5% 7/9/2041 (i)		3,950,000	2,306,800
Argentine Republic 4.125% 7/9/2035 (i)		15,818,323	10,028,817
Argentine Republic 5% 1/9/2038 (i)		6,812,281	4,591,477
TOTAL ARGENTINA			31,395,381
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (d)		1,030,000	923,910
Republic of Armenia 6.75% 3/12/2035 (d)		1,730,000	1,757,031
TOTAL ARMENIA			2,680,941
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (d)		1,720,000	1,775,900
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (d)		790,000	749,165
Bahrain Kingdom 7.5% 2/12/2036 (d)		580,000	618,604
TOTAL BAHRAIN			1,367,769
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (d)		2,355,000	2,311,173
Republic of Benin 8.375% 1/23/2041 (d)		430,000	430,942
TOTAL BENIN			2,742,115
BERMUDA - 0.0%
Bermuda 2.375% 8/20/2030 (d)		385,000	347,004
Bermuda 3.375% 8/20/2050 (d)		630,000	429,345
Bermuda 3.717% 1/25/2027 (d)		2,220,000	2,195,025
Bermuda 4.75% 2/15/2029 (d)		965,000	971,051
Bermuda 5% 7/15/2032 (d)		1,040,000	1,051,055
TOTAL BERMUDA			4,993,480
BRAZIL - 0.0%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		2,310,000	2,210,093
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		1,700,000	1,404,199
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		1,900,000	1,911,400
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		2,250,000	2,453,018
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		2,809,000	3,245,800
TOTAL BRAZIL			11,224,510
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	1,600,000	1,061,130
Canadian Government 2.75% 6/1/2033	CAD	2,150,000	1,514,651
Canadian Government 3% 6/1/2034	CAD	700,000	497,802
TOTAL CANADA			3,073,583
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		4,855,000	4,386,201
Chilean Republic 2.75% 1/31/2027		790,000	776,570
Chilean Republic 3.1% 1/22/2061		3,325,000	1,992,939
Chilean Republic 3.5% 1/31/2034		520,000	472,680
Chilean Republic 4% 1/31/2052		455,000	347,164
Chilean Republic 4.34% 3/7/2042		915,000	796,508
Chilean Republic 5.33% 1/5/2054		1,440,000	1,353,600
TOTAL CHILE			10,125,662
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		2,720,000	2,423,520
Colombian Republic 3.125% 4/15/2031		1,455,000	1,244,753
Colombian Republic 3.25% 4/22/2032		1,245,000	1,036,151
Colombian Republic 4.125% 5/15/2051		600,000	379,950
Colombian Republic 5% 6/15/2045		5,260,000	3,818,760
Colombian Republic 5.2% 5/15/2049		1,660,000	1,216,780
Colombian Republic 6.125% 1/18/2041		105,000	91,349
Colombian Republic 7.375% 4/25/2030		935,000	989,230
Colombian Republic 7.375% 9/18/2037		630,000	635,828
Colombian Republic 7.5% 2/2/2034		630,000	650,948
Colombian Republic 8% 11/14/2035		8,500,000	8,935,625
Colombian Republic 8% 4/20/2033		1,040,000	1,115,920
Colombian Republic 8.5% 4/25/2035		1,050,000	1,141,350
Colombian Republic 8.75% 11/14/2053		11,670,000	12,346,860
TOTAL COLOMBIA			36,027,024
COSTA RICA - 0.0%
Republic of Costa Rica Ministry of Finance 5.625% 4/30/2043 (d)		785,000	716,069
Republic of Costa Rica Ministry of Finance 6.125% 2/19/2031 (d)		530,000	550,935
Republic of Costa Rica Ministry of Finance 6.55% 4/3/2034 (d)		435,000	460,774
Republic of Costa Rica Ministry of Finance 7.3% 11/13/2054 (d)		1,245,000	1,320,870
TOTAL COSTA RICA			3,048,648
COTE D'IVOIRE - 0.0%
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (d)		2,990,000	2,770,415
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (d)		1,772,000	1,790,269
Cote d'Ivoire Treasury Bill 8.075% 4/1/2036 (d)		1,060,000	1,050,725
TOTAL COTE D'IVOIRE			5,611,409
DOMINICAN REPUBLIC - 0.0%
Dominican Republic 4.5% 1/30/2030 (d)		1,125,000	1,088,343
Dominican Republic 4.875% 9/23/2032 (d)		5,535,000	5,227,808
Dominican Republic 5.95% 1/25/2027 (d)		1,881,000	1,910,156
Dominican Republic 6% 7/19/2028 (d)		1,011,000	1,036,174
Dominican Republic 6.5% 2/15/2048 (d)		635,000	617,937
Dominican Republic 6.6% 6/1/2036 (d)		816,000	840,863
Dominican Republic 6.85% 1/27/2045 (d)		1,143,000	1,158,859
Dominican Republic 7.05% 2/3/2031 (d)		1,725,000	1,843,439
Dominican Republic 7.15% 2/24/2055 (d)		1,395,000	1,446,146
Dominican Republic 7.45% 4/30/2044 (d)		794,000	850,379
TOTAL DOMINICAN REPUBLIC			16,020,104
ECUADOR - 0.0%
Republic of Ecuador 6.9% 7/31/2030 (d)(i)		4,136,055	3,726,586
Republic of Ecuador 6.9% 7/31/2035 (d)(i)		3,915,000	2,955,825
TOTAL ECUADOR			6,682,411
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (d)		45,000	41,861
Arab Republic of Egypt 7.5% 1/31/2027 (d)		2,427,000	2,453,552
Arab Republic of Egypt 7.5% 2/16/2061 (d)		3,225,000	2,392,466
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		1,765,000	1,796,770
Arab Republic of Egypt 7.625% 5/29/2032 (d)		1,110,000	1,057,553
Arab Republic of Egypt 7.903% 2/21/2048 (d)		1,891,000	1,485,626
Arab Republic of Egypt 8.5% 1/31/2047 (d)		1,586,000	1,316,126
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		1,420,000	1,197,685
TOTAL EGYPT			11,741,639
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (d)		1,055,000	22,683
El Salvador Republic 7.1246% 1/20/2050 (d)		1,000,000	836,940
El Salvador Republic 7.625% 2/1/2041 (d)		230,000	212,106
El Salvador Republic 7.65% 6/15/2035 (d)		855,000	839,482
El Salvador Republic 9.25% 4/17/2030 (d)		1,055,000	1,133,133
El Salvador Republic 9.65% 11/21/2054 (d)		640,000	668,800
TOTAL EL SALVADOR			3,713,144
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (d)		1,880,000	1,535,734
Gabonese Republic 7% 11/24/2031 (d)		1,245,000	1,014,289
TOTAL GABON			2,550,023
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (d)		1,580,000	1,542,968
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (s)	EUR	3,140,000	3,741,490
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (d)		89,102	74,734
Ghana Republic 0% 7/3/2026 (d)		58,000	55,680
Ghana Republic 5% 7/3/2029 (d)(i)		1,002,250	958,402
Ghana Republic 5% 7/3/2035 (d)(i)		1,136,500	927,668
TOTAL GHANA			2,016,484
GUATEMALA - 0.0%
Republic of Guatemala 4.875% 2/13/2028 (d)		305,000	304,543
Republic of Guatemala 4.9% 6/1/2030 (d)		890,000	884,304
Republic of Guatemala 6.125% 6/1/2050 (d)		1,335,000	1,242,551
Republic of Guatemala 6.25% 8/15/2036 (d)		1,725,000	1,766,876
Republic of Guatemala 6.6% 6/13/2036 (d)		835,000	874,921
Republic of Guatemala 6.875% 8/15/2055 (d)		1,055,000	1,058,940
TOTAL GUATEMALA			6,132,135
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (d)		880,000	748,304
Hungary Government 3.125% 9/21/2051 (d)		1,660,000	1,000,150
Hungary Government 5.25% 6/16/2029 (d)		1,305,000	1,329,795
Hungary Government 5.5% 6/16/2034 (d)		1,745,000	1,749,363
Hungary Government 6.125% 5/22/2028 (d)		610,000	635,010
Hungary Government 6.25% 9/22/2032 (d)		615,000	650,363
Hungary Government 6.75% 9/25/2052 (d)		430,000	449,856
TOTAL HUNGARY			6,562,841
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		1,380,000	866,295
Indonesia Government 3.5% 2/14/2050		1,165,000	842,645
Indonesia Government 3.85% 10/15/2030		855,000	837,156
Indonesia Government 4.1% 4/24/2028		1,955,000	1,957,594
Indonesia Government 4.2% 10/15/2050		44,910,000	36,377,100
Indonesia Government 4.35% 1/11/2048		1,225,000	1,038,188
Indonesia Government 5.125% 1/15/2045 (d)		4,090,000	3,962,188
Indonesia Government 5.25% 1/17/2042 (d)		660,000	655,049
Indonesia Government 5.95% 1/8/2046 (d)		985,000	1,038,151
Indonesia Government 6.75% 1/15/2044 (d)		690,000	787,013
Indonesia Government 7.75% 1/17/2038 (d)		2,648,000	3,252,406
Indonesia Government 8.5% 10/12/2035 (d)		4,030,000	5,115,078
TOTAL INDONESIA			56,728,863
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		2,760,000	1,802,934
Israel Government 5.75% 3/12/2054		955,000	882,640
TOTAL ISRAEL			2,685,574
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		430,000	507,474
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	555,000,000	3,574,275
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (d)		640,000	593,600
Jordan Government 7.5% 1/13/2029 (d)		755,000	786,640
Jordan Government 7.75% 1/15/2028 (d)		825,000	857,725
TOTAL JORDAN			2,237,965
KENYA - 0.0%
Republic of Kenya 6.3% 1/23/2034 (d)		605,000	509,713
Republic of Kenya 7.25% 2/28/2028 (d)		640,000	645,600
Republic of Kenya 9.5% 3/5/2036 (d)		305,000	301,474
Republic of Kenya 9.75% 2/16/2031 (d)		1,485,000	1,562,502
TOTAL KENYA			3,019,289
LEBANON - 0.0%
Lebanon Republic 5.8% (f)(s)		1,814,000	354,636
Lebanon Republic 6.375% (f)(s)		1,956,000	382,398
Lebanon Republic 8.25% (f)(s)		2,625,000	515,813
TOTAL LEBANON			1,252,847
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		1,235,000	1,088,035
United Mexican States 3.25% 4/16/2030		2,460,000	2,299,893
United Mexican States 3.5% 2/12/2034		2,315,000	1,975,274
United Mexican States 3.75% 1/11/2028		2,265,000	2,227,220
United Mexican States 3.75% 4/19/2071		3,325,000	1,918,126
United Mexican States 3.771% 5/24/2061		800,000	479,248
United Mexican States 4.5% 4/22/2029		905,000	901,606
United Mexican States 4.875% 5/19/2033		895,000	853,606
United Mexican States 5.75% 10/12/2110		1,615,000	1,306,535
United Mexican States 6% 5/7/2036		2,400,000	2,407,201
United Mexican States 6.05% 1/11/2040		1,810,000	1,750,324
United Mexican States 6.338% 5/4/2053		1,260,000	1,162,980
United Mexican States 6.35% 2/9/2035		1,240,000	1,283,400
United Mexican States 6.875% 5/13/2037		910,000	957,320
United Mexican States 7.375% 5/13/2055		1,675,000	1,750,667
TOTAL MEXICO			22,361,435
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (d)		1,405,000	1,406,756
Mongolia Government 7.875% 6/5/2029 (d)		245,000	257,250
TOTAL MONGOLIA			1,664,006
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (d)		3,700,000	3,900,947
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (d)		1,735,000	1,852,980
MULTI-NATIONAL - 0.0%
European Union 0.75% 4/4/2031 (s)	EUR	1,733,000	1,840,882
European Union 2.5% 12/4/2031 (s)	EUR	1,481,000	1,713,154
European Union 3.375% 12/12/2035 (s)	EUR	1,382,000	1,642,515
European Union 4% 4/4/2044 (s)	EUR	4,905,000	5,869,769
TOTAL MULTI-NATIONAL			11,066,320
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (d)		4,410,000	4,328,680
Republic of Nigeria 6.5% 11/28/2027 (d)		600,000	600,936
Republic of Nigeria 7.143% 2/23/2030 (d)		1,650,000	1,635,150
Republic of Nigeria 7.625% 11/21/2025 (d)		1,505,000	1,504,488
Republic of Nigeria 7.696% 2/23/2038 (d)		1,110,000	1,010,100
Republic of Nigeria 7.875% 2/16/2032 (d)		1,840,000	1,816,430
TOTAL NIGERIA			10,895,784
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (d)		3,445,000	3,522,513
Oman Sultanate 6% 8/1/2029 (d)		1,185,000	1,244,416
Oman Sultanate 6.25% 1/25/2031 (d)		895,000	958,930
Oman Sultanate 6.5% 3/8/2047 (d)		325,000	341,737
Oman Sultanate 6.75% 1/17/2048 (d)		2,034,000	2,174,250
Oman Sultanate 7% 1/25/2051 (d)		685,000	755,000
TOTAL OMAN			8,996,846
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		2,270,000	2,256,380
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		1,525,000	1,502,888
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		2,260,000	2,132,875
TOTAL PAKISTAN			5,892,143
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		1,135,000	956,663
Panamanian Republic 3.87% 7/23/2060		2,230,000	1,351,380
Panamanian Republic 4.5% 4/16/2050		2,915,000	2,071,268
Panamanian Republic 6.4% 2/14/2035		1,005,000	1,011,030
Panamanian Republic 7.875% 3/1/2057		865,000	925,666
Panamanian Republic 8% 3/1/2038		915,000	1,011,533
TOTAL PANAMA			7,327,540
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (d)		1,045,000	907,321
Republic of Paraguay 4.95% 4/28/2031 (d)		1,525,000	1,525,953
Republic of Paraguay 5.4% 3/30/2050 (d)		930,000	818,563
Republic of Paraguay 6% 2/9/2036 (d)		560,000	581,560
Republic of Paraguay 6.65% 3/4/2055 (d)		650,000	671,736
TOTAL PARAGUAY			4,505,133
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		2,035,000	1,863,043
Peruvian Republic 3% 1/15/2034		1,130,000	969,687
Peruvian Republic 3.3% 3/11/2041		1,735,000	1,313,811
TOTAL PERU			4,146,541
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		1,655,000	1,088,982
Philippine Republic 2.95% 5/5/2045		430,000	300,195
Philippine Republic 5% 7/17/2033		920,000	939,909
Philippine Republic 5.5% 1/17/2048		805,000	805,000
Philippine Republic 5.6% 5/14/2049		1,075,000	1,080,794
Philippine Republic 5.609% 4/13/2033		825,000	873,469
Philippine Republic 5.95% 10/13/2047		1,320,000	1,393,062
TOTAL PHILIPPINES			6,481,411
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		780,000	797,745
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		500,000	527,750
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		1,805,000	1,826,660
Republic of Poland 5.5% 3/18/2054		1,110,000	1,041,080
Republic of Poland 5.5% 4/4/2053		585,000	547,332
Republic of Poland 5.75% 11/16/2032		1,500,000	1,586,805
TOTAL POLAND			6,327,372
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (d)		2,090,000	1,782,695
State of Qatar 4.625% 6/2/2046 (d)		3,535,000	3,184,315
State of Qatar 4.817% 3/14/2049 (d)		3,480,000	3,182,417
State of Qatar 5.103% 4/23/2048 (d)		3,255,000	3,108,293
State of Qatar 9.75% 6/15/2030 (d)		722,000	897,764
TOTAL QATAR			12,155,484
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (s)	EUR	875,000	867,554
Romanian Republic 3% 2/27/2027 (d)		1,076,000	1,047,755
Romanian Republic 3.625% 3/27/2032 (d)		1,206,000	1,060,146
Romanian Republic 4% 2/14/2051 (d)		1,365,000	875,306
Romanian Republic 5.75% 9/16/2030 (d)		1,396,000	1,408,239
Romanian Republic 5.875% 7/11/2032 (s)	EUR	3,450,000	4,124,466
Romanian Republic 6.375% 9/18/2033 (s)	EUR	2,400,000	2,949,917
Romanian Republic 6.625% 2/17/2028 (d)		610,000	634,248
Romanian Republic 7.125% 1/17/2033 (d)		780,000	828,840
Romanian Republic 7.5% 2/10/2037 (d)		2,112,000	2,242,944
TOTAL ROMANIA			16,039,415
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (d)		1,800,000	1,579,500
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		2,285,000	1,937,086
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)		10,790,000	10,211,872
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		4,585,000	2,870,944
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		1,250,000	866,249
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		2,465,000	2,065,189
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		7,675,000	6,091,302
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		1,355,000	1,145,653
TOTAL SAUDI ARABIA			25,188,295
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (d)		1,700,000	1,261,196
Republic of Senegal 6.75% 3/13/2048 (d)		735,000	466,953
TOTAL SENEGAL			1,728,149
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (d)		2,015,000	1,737,308
Republic of Serbia 6% 6/12/2034 (d)		750,000	768,000
Republic of Serbia 6.5% 9/26/2033 (d)		1,650,000	1,753,125
TOTAL SERBIA			4,258,433
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		1,010,000	1,010,934
South African Republic 4.85% 9/30/2029		620,000	605,074
South African Republic 5% 10/12/2046		1,415,000	994,802
South African Republic 5.65% 9/27/2047		760,000	578,440
South African Republic 5.75% 9/30/2049		2,045,000	1,551,981
South African Republic 5.875% 4/20/2032		1,415,000	1,402,286
South African Republic 7.1% 11/19/2036 (d)		1,755,000	1,767,285
TOTAL SOUTH AFRICA			7,910,802
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (d)(i)		822,214	756,437
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (d)(i)		2,460,850	2,045,583
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (d)(i)		1,125,971	944,408
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (d)(i)		562,748	471,301
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (d)(i)		310,852	222,259
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (d)		592,955	564,048
TOTAL SRI LANKA			5,004,036
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		2,035,000	2,030,401
Turkish Republic 4.75% 1/26/2026		2,780,000	2,780,000
Turkish Republic 4.875% 10/9/2026		3,940,000	3,936,175
Turkish Republic 4.875% 4/16/2043		2,105,000	1,533,493
Turkish Republic 5.125% 2/17/2028		1,445,000	1,435,066
Turkish Republic 5.25% 3/13/2030		1,055,000	1,022,269
Turkish Republic 5.75% 5/11/2047		3,093,000	2,396,302
Turkish Republic 5.875% 6/26/2031		1,330,000	1,296,950
Turkish Republic 6% 1/14/2041		3,615,000	3,094,440
Turkish Republic 6% 3/25/2027		440,000	445,776
Turkish Republic 6.625% 2/17/2045		1,020,000	897,019
Turkish Republic 7.125% 7/17/2032		880,000	898,462
Turkish Republic 7.25% 5/29/2032		815,000	841,487
Turkish Republic 7.625% 5/15/2034		990,000	1,040,292
Turkish Republic 9.125% 7/13/2030		1,120,000	1,260,560
Turkish Republic 9.375% 1/19/2033		3,315,000	3,815,134
Turkish Republic 9.375% 3/14/2029		2,840,000	3,158,421
Turkish Republic 9.875% 1/15/2028		3,115,000	3,413,261
TOTAL TURKEY			35,295,508
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (d)(i)		425,061	214,656
Ukraine Government 0% 2/1/2034 (d)(i)		1,588,395	631,387
Ukraine Government 0% 2/1/2035 (d)(i)		1,822,305	943,043
Ukraine Government 0% 2/1/2036 (d)(i)		1,118,587	576,072
Ukraine Government 0% 8/1/2041 (b)(d)		975,000	745,875
Ukraine Government 4.5% 2/1/2029 (d)(i)		2,180,999	1,412,197
Ukraine Government 4.5% 2/1/2034 (d)(i)		2,515,444	1,352,051
Ukraine Government 4.5% 2/1/2035 (d)(i)		1,408,878	750,228
Ukraine Government 4.5% 2/1/2036 (d)(i)		946,169	499,104
TOTAL UKRAINE			7,124,613
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (d)		3,520,000	2,332,458
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		5,230,000	3,633,046
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		2,400,000	1,893,168
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		1,425,000	1,440,575
Emirate of Dubai 3.9% 9/9/2050 (s)		3,695,000	2,742,392
Emirate of Dubai 5.25% 1/30/2043 (s)		890,000	870,535
TOTAL UNITED ARAB EMIRATES			12,912,174
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		2,260,000	2,087,110
Uruguay Republic 5.75% 10/28/2034		1,080,000	1,146,960
TOTAL URUGUAY			3,234,070
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (d)		725,000	661,911
Republic of Uzbekistan 3.9% 10/19/2031 (d)		495,000	449,058
TOTAL UZBEKISTAN			1,110,969
VENEZUELA - 0.0%
Venezuela Republic 11.95% (f)(s)		1,641,700	365,278
Venezuela Republic 12.75% (f)(s)		450,400	95,590
Venezuela Republic 9.25% (f)		10,096,000	2,317,032
TOTAL VENEZUELA			2,777,900
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (d)		2,612,927	1,741,333
Republic of Zambia 5.75% 6/30/2033 (d)(i)		153,970	143,417
TOTAL ZAMBIA			1,884,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $499,033,214)			485,042,459

Non-Convertible Corporate Bonds - 24.4%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (d)		945,000	965,672
YPF SA 8.25% 1/17/2034 (d)		945,000	943,441

TOTAL ARGENTINA			1,909,113
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		4,591,000	4,153,677
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)		9,644,000	9,270,242
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(s)	EUR	3,000,000	3,507,699
Westpac Banking Corp 4.11% 7/24/2034 (b)		13,519,000	13,231,883
			30,163,501
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (s)	EUR	3,350,000	3,651,552
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(s)	GBP	4,350,000	5,441,878
TOTAL FINANCIALS			39,256,931

Materials - 0.0%
Metals & Mining - 0.0%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)		950,000	903,327
Mineral Resources Ltd 8% 11/1/2027 (d)		3,652,000	3,717,104
Mineral Resources Ltd 8.125% 5/1/2027 (d)		3,287,000	3,288,867
Mineral Resources Ltd 8.5% 5/1/2030 (d)		2,850,000	2,958,101
Mineral Resources Ltd 9.25% 10/1/2028 (d)		1,880,000	1,965,384
			12,832,783
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	4,420,000	3,081,387
TOTAL AUSTRALIA			55,171,101
AUSTRIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (s)	EUR	850,000	1,009,050
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		3,096,000	3,127,347
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (s)		950,000	1,012,643

TOTAL AZERBAIJAN			4,139,990
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		2,177,000	2,244,422
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		910,000	970,578

TOTAL BAHRAIN			3,215,000
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		3,528,000	3,432,026
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)		1,800,000	1,788,102
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (s)	EUR	4,400,000	5,188,175
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (s)	EUR	4,400,000	5,272,105
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (s)	EUR	4,000,000	4,677,257
TOTAL BELGIUM			16,925,639
BRAZIL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		1,210,000	1,328,931
NBM US Holdings Inc 6.625% 8/6/2029 (d)		2,015,000	2,030,193
			3,359,124
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (d)		1,750,000	1,579,375
TOTAL CONSUMER STAPLES			4,938,499

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (d)		1,286,886	1,240,236
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		3,631,995	3,963,292
			5,203,528
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		3,429,905	2,909,546
PRIO Luxembourg Holding Sarl 6.125% 6/9/2026 (d)		1,115,000	1,113,093
			4,022,639
TOTAL ENERGY			9,226,167

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		1,655,000	1,697,782
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (d)		3,165,000	2,657,809
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (d)		1,475,000	1,545,800
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% (f)		1,271,516	12,715
Azul Secured Finance LLP 11.93% (f)		2,436,847	590,448
			603,163
TOTAL INDUSTRIALS			4,806,772

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		895,000	516,862
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		2,545,000	1,811,277
Braskem Netherlands Finance BV 8% 10/15/2034 (d)		815,000	582,472
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		1,285,000	976,600
			3,887,211
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (d)		1,630,000	1,567,245
CSN Resources SA 5.875% 4/8/2032 (d)		1,050,000	880,687
CSN Resources SA 8.875% 12/5/2030 (d)		1,185,000	1,182,334
ERO Copper Corp 6.5% 2/15/2030 (d)		5,321,000	5,187,975
Nexa Resources SA 6.6% 4/8/2037 (d)		865,000	886,527
Nexa Resources SA 6.75% 4/9/2034 (d)		885,000	932,569
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(d)		9,529,039	9,461,860
Usiminas International Sarl 7.5% 1/27/2032 (d)		2,120,000	2,135,900
Vale Overseas Ltd 6.4% 6/28/2054		1,870,000	1,861,585
			24,096,682
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		1,185,000	1,247,212
Suzano Austria GmbH 3.75% 1/15/2031		930,000	870,461
Suzano Austria GmbH 5% 1/15/2030		2,685,000	2,680,095
			4,797,768
TOTAL MATERIALS			32,781,661

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (d)		530,000	564,582
TOTAL BRAZIL			54,015,463
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (d)		3,931,000	3,928,602
Golar LNG Ltd 7.75% 9/19/2029 (d)(s)		3,600,000	3,625,380

TOTAL CAMEROON			7,553,982
CANADA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (b)		2,380,000	2,421,259
TELUS Corp 7% 10/15/2055 (b)		1,190,000	1,221,155
			3,642,414
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (b)		1,162,000	1,191,956
Rogers Communications Inc 7.125% 4/15/2055 (b)		1,162,000	1,206,245
			2,398,201
TOTAL COMMUNICATION SERVICES			6,040,615

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		2,660,000	2,487,149
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (d)		2,915,000	2,866,845
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		3,920,000	3,966,653
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		2,285,000	2,340,434
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		97,000	97,703
			11,758,784
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		3,480,000	2,583,900
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (d)		2,995,000	2,926,411
Canadian Natural Resources Ltd 2.95% 7/15/2030		23,000,000	21,441,897
Canadian Natural Resources Ltd 5.85% 2/1/2035		6,942,000	7,122,886
Cenovus Energy Inc 3.75% 2/15/2052		3,670,000	2,493,682
Cenovus Energy Inc 5.25% 6/15/2037		9,640,000	9,183,112
Cenovus Energy Inc 5.4% 6/15/2047		2,422,000	2,158,410
Cenovus Energy Inc 6.75% 11/15/2039		969,000	1,049,736
Parkland Corp 4.5% 10/1/2029 (d)		1,115,000	1,082,807
Parkland Corp 4.625% 5/1/2030 (d)		5,315,000	5,144,626
Parkland Corp 6.625% 8/15/2032 (d)		1,735,000	1,786,923
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)		2,650,000	2,769,759
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)		349,000	363,168
			57,523,417
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(s)	EUR	11,300,000	13,215,913
Royal Bank of Canada 3.125% 9/27/2031 (b)(s)	EUR	4,440,000	5,195,531
			18,411,444
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (d)		1,590,000	1,588,601
TOTAL FINANCIALS			20,000,045

Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (d)		1,865,000	1,939,341
Bombardier Inc 7% 6/1/2032 (d)		595,000	621,283
Bombardier Inc 7.25% 7/1/2031 (d)		2,735,000	2,883,475
Bombardier Inc 8.75% 11/15/2030 (d)		2,705,000	2,915,143
			8,359,242
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		3,605,000	3,758,043
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)		1,045,000	1,120,967
TOTAL INDUSTRIALS			13,238,252

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		2,900,000	2,733,650
Open Text Corp 3.875% 2/15/2028 (d)		2,530,000	2,459,160
Open Text Holdings Inc 4.125% 12/1/2031 (d)		2,795,000	2,571,482
Open Text Holdings Inc 4.125% 2/15/2030 (d)(t)		2,375,000	2,242,118
			10,006,410
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		6,167,000	6,139,589
Methanex Corp 5.25% 12/15/2029		510,000	506,686
Methanex Corp 5.65% 12/1/2044		4,232,000	3,522,644
			10,168,919
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)		1,575,000	1,573,897
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (d)		2,120,000	2,177,068
Champion Iron Canada Inc 7.875% 7/15/2032 (d)		830,000	866,219
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		1,780,000	1,767,788
			4,811,075
TOTAL MATERIALS			16,553,891

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		5,152,000	5,108,867
TOTAL CANADA			142,814,181
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		6,610,000	6,450,963
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (d)		565,000	522,275
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		1,768,000	1,701,081
			2,223,356
TOTAL COMMUNICATION SERVICES			8,674,319

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		730,000	752,126
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		1,065,000	1,110,263
			1,862,389
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		2,365,000	2,407,291
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (d)		2,510,000	2,239,171
Antofagasta PLC 5.625% 5/13/2032 (d)		665,000	677,329
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		290,000	271,729
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		1,100,000	1,031,938
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		3,820,000	2,597,600
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		790,000	778,466
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		900,000	926,100
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		865,000	852,890
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		930,000	983,940
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (d)		865,000	894,912
			11,254,075
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)		835,000	862,847
Inversiones CMPC SA 3% 4/6/2031 (d)		1,080,000	964,235
Inversiones CMPC SA 6.125% 2/26/2034 (d)		700,000	724,969
			2,552,051
TOTAL MATERIALS			13,806,126

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		664,703	671,417
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		648,875	677,062
			1,348,479
TOTAL CHILE			28,098,604
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd 1.81% 1/26/2026 (d)		845,000	836,035
Tencent Holdings Ltd 2.39% 6/3/2030 (d)		1,765,000	1,635,555
Tencent Holdings Ltd 3.975% 4/11/2029 (d)		480,000	478,540
			2,950,130
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
JD.com Inc 3.375% 1/14/2030		1,190,000	1,150,909
Prosus NV 3.061% 7/13/2031 (d)		1,585,000	1,417,767
Prosus NV 3.68% 1/21/2030 (d)		1,370,000	1,301,500
Prosus NV 4.027% 8/3/2050 (d)		2,355,000	1,610,820
Prosus NV 4.193% 1/19/2032 (d)		720,000	682,423
			6,163,419
Hotels, Restaurants & Leisure - 0.0%
Meituan 4.625% 10/2/2029 (d)		1,020,000	1,022,801
TOTAL CONSUMER DISCRETIONARY			7,186,220

Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (d)		2,045,000	2,050,072
TOTAL CHINA			12,186,422
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		3,125,000	2,848,438
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (d)		1,503,000	1,466,928
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		8,429,000	3,129,266
Ecopetrol SA 4.625% 11/2/2031		950,000	833,226
Ecopetrol SA 8.375% 1/19/2036		870,000	879,744
Ecopetrol SA 8.875% 1/13/2033		5,560,000	5,913,060
Geopark Ltd 5.5% 1/17/2027 (d)		1,720,000	1,616,800
Geopark Ltd 8.75% 1/31/2030 (d)		1,590,000	1,440,938
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)(t)		5,851,000	4,761,485
			18,574,519
TOTAL ENERGY			20,041,447

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (b)		1,080,000	1,156,420
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (d)		2,150,000	2,225,250
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		8,303,000	7,618,003
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)		785,000	808,848
Termocandelaria Power SA 7.75% 9/17/2031 (d)		1,490,000	1,534,700
			9,961,551
TOTAL COLOMBIA			36,233,106
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)		4,337,000	4,392,006
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		1,395,000	1,482,885
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (d)		1,680,000	1,719,379
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (d)		1,785,000	1,830,741
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (s)	EUR	1,600,000	1,546,327
TOTAL CZECH REPUBLIC			3,377,068
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (s)	EUR	2,900,000	3,384,209
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (s)	EUR	1,325,000	1,612,857
TOTAL CONSUMER STAPLES			4,997,066

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (b)(s)	EUR	8,780,000	10,584,655
Jyske Bank A/S 5.125% 5/1/2035 (b)(s)	EUR	2,128,000	2,632,079
			13,216,734
TOTAL DENMARK			18,213,800
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		1,095,000	1,142,227
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)		4,235,000	4,414,454
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		1,380,000	1,325,271
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (s)	EUR	800,000	957,058
Citycon Treasury BV 5.375% 7/8/2031 (s)	EUR	1,000,000	1,205,263
			2,162,321
TOTAL FINLAND			7,902,046
FRANCE - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 1/15/2029 (d)		6,475,000	5,552,313
Altice France SA 5.125% 7/15/2029 (d)		10,788,000	9,223,740
Altice France SA 5.5% 1/15/2028 (d)		4,686,000	4,123,680
Altice France SA 5.5% 10/15/2029 (d)		2,095,000	1,796,463
Maya SAS/Paris France 7% 4/15/2032 (d)		2,725,000	2,802,921
Maya SAS/Paris France 8.5% 4/15/2031 (d)		2,940,000	3,163,840
			26,662,957
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (s)	EUR	2,700,000	3,147,771
TOTAL COMMUNICATION SERVICES			29,810,728

Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (b)(s)	EUR	1,300,000	1,539,458
RCI Banque SA 5.5% 10/9/2034 (b)(s)	EUR	1,900,000	2,333,493
			3,872,951
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		5,695,000	6,047,452
Viridien 10% 10/15/2030 (d)		2,735,000	2,733,168
			8,780,620
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 2.159% 9/15/2029 (b)(d)		10,072,000	9,425,199
BNP Paribas SA 3.945% 2/18/2037 (b)(s)	EUR	8,000,000	9,280,985
BNP Paribas SA 5.786% 1/13/2033 (b)(d)		32,823,000	34,200,970
BPCE SA 5.716% 1/18/2030 (b)(d)		2,250,000	2,324,838
BPCE SA 7.003% 10/19/2034 (b)(d)		1,959,000	2,162,753
Societe Generale SA 1.488% 12/14/2026 (b)(d)		37,622,000	37,278,844
Societe Generale SA 5.5% 4/13/2029 (b)(d)		22,413,000	22,909,233
Societe Generale SA 6.691% 1/10/2034 (b)(d)		1,700,000	1,829,554
			119,412,376
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (s)	EUR	1,900,000	2,038,206
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (s)	EUR	3,100,000	3,877,040
Electricite de France SA 5.5% 1/25/2035 (s)	GBP	1,700,000	2,209,988
			6,087,028
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (s)	EUR	2,600,000	3,067,519
Engie SA 4.25% 9/6/2034 (s)	EUR	2,000,000	2,436,573
Veolia Environnement SA 3.324% 6/17/2032 (s)	EUR	6,700,000	7,819,148
			13,323,240
TOTAL UTILITIES			19,410,268

TOTAL FRANCE			183,325,149
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (d)		520,000	481,978
GERMANY - 0.6%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Robert Bosch GmbH 4.375% 6/2/2043 (s)	EUR	1,500,000	1,734,665
Schaeffler AG 4.75% 8/14/2029 (s)	EUR	2,300,000	2,771,429
Schaeffler AG 5.375% 4/1/2031 (s)	EUR	1,200,000	1,461,216
ZF Europe Finance BV 4.75% 1/31/2029 (s)	EUR	4,600,000	5,224,815
ZF Europe Finance BV 7% 6/12/2030 (s)	EUR	1,100,000	1,313,909
ZF North America Capital Inc 6.75% 4/23/2030 (d)		2,650,000	2,582,892
ZF North America Capital Inc 6.875% 4/14/2028 (d)		1,040,000	1,053,421
ZF North America Capital Inc 6.875% 4/23/2032 (d)		1,510,000	1,447,942
ZF North America Capital Inc 7.125% 4/14/2030 (d)		1,040,000	1,035,364
			18,625,653
Automobiles - 0.0%
Volkswagen International Finance NV 4.125% 9/2/2035 (s)	EUR	2,000,000	2,344,601
TOTAL CONSUMER DISCRETIONARY			20,970,254

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (s)	EUR	2,075,000	2,507,869
Financials - 0.3%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (b)(s)	EUR	2,400,000	2,841,306
Commerzbank AG 4.875% 10/16/2034 (b)(s)	EUR	2,600,000	3,181,913
Commerzbank AG 8.625% 2/28/2033 (b)(s)	GBP	700,000	1,016,019
Volkswagen Bank GmbH 3.5% 6/19/2031 (s)	EUR	2,200,000	2,572,060
			9,611,298
Capital Markets - 0.3%
Deutsche Bank AG 4.1% 1/13/2026		5,495,000	5,484,401
Deutsche Bank AG 6.125% 12/12/2030 (b)(s)	GBP	6,100,000	8,546,716
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		60,841,000	57,079,262
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (b)		10,000,000	10,344,732
			81,455,111
Financial Services - 0.0%
KfW 1.375% 6/7/2032 (s)	EUR	770,000	831,422
KfW 3.25% 3/24/2031 (s)	EUR	3,545,000	4,312,893
			5,144,315
TOTAL FINANCIALS			96,210,724

Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.25% 12/15/2025 (d)		13,965,000	13,943,055
Bayer US Finance LLC 6.375% 11/21/2030 (d)		4,640,000	4,979,365
Bayer US Finance LLC 6.5% 11/21/2033 (d)		9,795,000	10,497,481
			29,419,901
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		6,160,000	6,142,523
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 9/30/2025 (e)	EUR	400,000	467,960
ACCENTRO 2 Wohneigentum GmbH 20% 9/30/2025 (e)	EUR	300,000	350,970
ACCENTRO 2 Wohneigentum GmbH 20% 9/30/2025 (e)	EUR	200,000	233,980
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (e)	EUR	400,000	467,960
Accentro Real Estate AG 5.625% 2/13/2026 (i)(s)	EUR	4,086,000	1,864,282
Deutsche EuroShop AG 4.5% 10/15/2030 (s)	EUR	1,300,000	1,519,248
LEG Immobilien SE 3.875% 1/20/2035 (s)	EUR	1,600,000	1,841,269
Sirius Real Estate Ltd 4% 1/22/2032 (s)	EUR	2,500,000	2,898,399
			9,644,068
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (s)	EUR	4,400,000	5,178,741
Amprion GmbH 3.625% 5/21/2031 (s)	EUR	1,000,000	1,198,767
Amprion GmbH 3.875% 6/5/2036 (s)	EUR	2,700,000	3,155,196
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(s)	EUR	3,700,000	4,072,778
EnBW International Finance BV 3.5% 7/22/2031 (s)	EUR	1,883,000	2,261,312
EnBW International Finance BV 3.75% 11/20/2035 (s)	EUR	6,450,000	7,548,218
			23,415,012
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (d)		4,881,000	5,093,139
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (s)	EUR	1,609,000	1,896,169
TOTAL UTILITIES			30,404,320

TOTAL GERMANY			195,299,659
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)		3,605,000	3,572,555
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		1,740,000	1,462,696
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		788,000	745,909
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		5,430,000	4,043,287
Tullow Oil PLC 10.25% 5/15/2026 (d)		7,898,000	6,651,597

TOTAL GHANA			16,476,044
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		6,275,000	6,456,322
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (d)		2,520,000	2,374,855
Millicom International Cellular SA 4.5% 4/27/2031 (d)		3,085,000	2,870,608
Millicom International Cellular SA 5.125% 1/15/2028 (d)		549,000	544,711
Millicom International Cellular SA 7.375% 4/2/2032 (d)		2,850,000	2,937,638
			8,727,812
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		2,520,000	2,456,521
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		1,600,000	1,579,040
TOTAL GUATEMALA			12,763,373
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 0.88% 9/9/2033 (b)(s)	EUR	2,000,000	2,188,873
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(s)		11,200,000	10,636,272
			12,825,145
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		1,165,000	1,104,238
TOTAL HONG KONG			13,929,383
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		540,000	556,369
OTP Bank Nyrt 8.75% 5/15/2033 (b)(s)		650,000	699,400
			1,255,769
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (s)		520,000	542,401
TOTAL HUNGARY			1,798,170
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (d)		1,235,000	1,259,700
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)		950,000	894,218
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (d)		1,985,000	1,972,594
TOTAL INDIA			4,126,512
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		2,195,000	2,204,636
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (d)		1,995,000	2,092,256
Pertamina Persero PT 4.175% 1/21/2050 (d)		1,425,000	1,102,295
			5,399,187
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		580,000	581,885
Freeport Indonesia PT 5.315% 4/14/2032 (d)		2,305,000	2,342,456
Freeport Indonesia PT 6.2% 4/14/2052 (d)		670,000	684,740
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		3,310,000	3,418,204
			7,027,285
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		775,000	785,331
TOTAL INDONESIA			13,211,803
IRELAND - 0.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (d)		7,730,000	7,870,763
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		15,103,000	14,793,688
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		15,819,000	15,219,850
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		26,922,000	24,647,934
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		10,546,000	10,536,869
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		49,188,000	50,776,252
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)		2,881,000	2,963,711
			118,938,304
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		2,870,000	2,898,593
GGAM Finance Ltd 6.875% 4/15/2029 (d)		765,000	791,778
GGAM Finance Ltd 7.75% 5/15/2026 (d)		1,905,000	1,911,538
GGAM Finance Ltd 8% 6/15/2028 (d)		5,414,000	5,743,843
Phoenix Aviation Capital Ltd 9.25% 7/15/2030 (d)		2,500,000	2,649,740
TrueNoord Capital DAC 8.75% 3/1/2030 (d)		2,705,000	2,873,659
			16,869,151
TOTAL FINANCIALS			135,807,455

Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		5,430,000	5,416,087
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		16,881,000	16,852,276
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)		2,440,000	2,481,294
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)		13,121,000	13,463,064
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (d)		14,454,000	14,477,402
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		26,728,000	27,954,756
			80,644,879
TOTAL IRELAND			224,323,097
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(s)		3,803,000	3,760,216
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(s)		2,315,000	2,245,550
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(s)		1,010,000	948,370
Energean Israel Finance Ltd 8.5% 9/30/2033 (d)(s)		800,000	835,933
Energean PLC 6.5% 4/30/2027 (d)		5,094,000	5,037,584
Leviathan Bond Ltd 6.5% 6/30/2027 (d)(s)		1,885,000	1,877,460
Leviathan Bond Ltd 6.75% 6/30/2030 (d)(s)		760,000	753,160
			15,458,273
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		901,000	883,181
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		1,320,000	1,311,817
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		2,505,000	2,575,944
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		1,535,000	1,675,138
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		2,680,000	2,739,274
			9,185,354
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (d)(s)		925,000	848,433
TOTAL ISRAEL			25,492,060
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)		5,666,000	5,618,318
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(d)		4,469,000	4,182,492
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		65,914,000	66,061,372
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		2,500,000	2,730,949
			78,593,131
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (d)		2,800,000	2,872,526
Enel Finance International NV 7.5% 10/14/2032 (d)		992,000	1,138,038
Enel SpA 3.375% (b)(m)(s)	EUR	2,091,000	2,452,803
			6,463,367
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (d)		3,019,000	3,093,905
TOTAL UTILITIES			9,557,272

TOTAL ITALY			88,150,403
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		785,000	808,307
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (d)		635,000	647,700

TOTAL JAMAICA			1,456,007
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (s)	EUR	1,825,000	2,161,487
NTT Finance Corp 4.567% 7/16/2027 (d)		4,566,000	4,594,961
NTT Finance Corp 4.62% 7/16/2028 (d)		4,618,000	4,667,274
NTT Finance Corp 4.876% 7/16/2030 (d)		12,151,000	12,338,583
			23,762,305
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (d)		2,970,000	3,136,619
TOTAL JAPAN			26,898,924
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		1,415,000	1,253,605
KazMunayGas National Co JSC 5.375% 4/24/2030 (d)		520,000	529,558
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		460,000	412,436
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		1,507,000	1,373,630

TOTAL KAZAKHSTAN			3,569,229
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (d)		1,535,000	1,584,879
POSCO 5.875% 1/17/2033 (d)		490,000	516,243

TOTAL KOREA (SOUTH)			2,101,122
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (d)		1,085,000	1,031,428
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		9,015,000	7,144,388
Altice Financing SA 9.625% 7/15/2027 (d)		195,000	181,350
Altice France Holding SA 6% 2/15/2028 (d)		5,425,000	1,952,833
			9,278,571
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	19,337,400	6,107,628
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)		3,510,000	3,620,565
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)		3,038,000	2,945,540
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)		840,000	874,818
			3,820,358
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		2,575,000	2,215,190
Real Estate - 0.1%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (s)	EUR	1,300,000	1,575,594
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (s)	EUR	2,112,000	2,360,719
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (s)	EUR	4,975,000	5,554,008
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (s)	EUR	1,450,000	1,791,281
Logicor Financing Sarl 0.875% 1/14/2031 (s)	EUR	2,100,000	2,133,034
Logicor Financing Sarl 3.75% 7/14/2032 (s)	EUR	2,500,000	2,897,047
Logicor Financing Sarl 4.25% 7/18/2029 (s)	EUR	3,700,000	4,476,463
P3 Group Sarl 4% 4/19/2032 (s)	EUR	2,400,000	2,828,992
			22,041,544
TOTAL REAL ESTATE			23,617,138

TOTAL LUXEMBOURG			48,659,450
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		1,985,000	1,823,718
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		2,425,000	1,600,524
Petronas Capital Ltd 3.5% 4/21/2030 (d)		625,000	607,594
			2,208,118
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		2,601,000	2,573,872
TOTAL MALAYSIA			6,605,708
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		3,835,000	3,835,000
MEXICO - 1.1%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (f)(s)		4,321,000	1,600,844
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (d)		1,525,000	1,279,093
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (d)		1,750,000	1,707,353
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		1,255,238	1,203,617
Petroleos Mexicanos 4.5% 1/23/2026		22,915,000	22,741,992
Petroleos Mexicanos 5.35% 2/12/2028		650,000	636,896
Petroleos Mexicanos 5.95% 1/28/2031		123,292,000	115,524,604
Petroleos Mexicanos 6.35% 2/12/2048		43,373,000	32,475,967
Petroleos Mexicanos 6.49% 1/23/2027		36,590,000	36,639,397
Petroleos Mexicanos 6.5% 6/2/2041		380,000	308,806
Petroleos Mexicanos 6.625% 6/15/2035		6,753,000	6,097,959
Petroleos Mexicanos 6.7% 2/16/2032		64,277,000	61,638,429
Petroleos Mexicanos 6.75% 9/21/2047		33,853,000	26,423,959
Petroleos Mexicanos 6.875% 10/16/2025		1,060,000	1,059,343
Petroleos Mexicanos 6.875% 8/4/2026		1,895,000	1,902,770
Petroleos Mexicanos 6.95% 1/28/2060		24,897,000	19,282,727
Petroleos Mexicanos 7.69% 1/23/2050		57,080,000	48,677,253
			374,613,719
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (d)		1,605,000	1,646,569
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (d)		3,755,000	3,809,673
TOTAL FINANCIALS			5,456,242

Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (d)		2,130,000	2,125,335
Materials - 0.1%
Chemicals - 0.1%
Braskem Idesa SAPI 7.45% 11/15/2029 (d)		1,250,000	903,512
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (d)		1,525,000	1,282,434
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (d)		2,500,000	2,557,500
			4,743,446
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (d)		1,545,000	1,165,471
TOTAL MATERIALS			5,908,917

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		1,840,586	1,963,491
Saavi Energia Sarl 8.875% 2/10/2035 (d)		2,735,000	2,906,785
			4,870,276
TOTAL MEXICO			397,561,779
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (d)		1,405,000	1,285,968
OCP SA 5.125% 6/23/2051 (d)		880,000	693,317
OCP SA 6.1% 4/30/2030 (d)		1,045,000	1,076,350
OCP SA 6.75% 5/2/2034 (d)		935,000	987,014
OCP SA 6.875% 4/25/2044 (d)		1,515,000	1,506,834
OCP SA 7.5% 5/2/2054 (d)		710,000	733,636

TOTAL MOROCCO			6,283,119
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.375% 5/15/2030 (s)	EUR	275,000	321,268
European Investment Bank 2.5% 5/14/2032 (s)	EUR	815,000	944,141

TOTAL MULTI-NATIONAL			1,265,409
NETHERLANDS - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (s)	EUR	900,000	1,053,197
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)		1,290,000	1,210,615
TOTAL COMMUNICATION SERVICES			2,263,812

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (s)	EUR	1,100,000	1,385,898
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (s)	EUR	3,500,000	3,668,959
Cooperatieve Rabobank UA 5.71% 1/21/2033 (b)(d)		4,348,000	4,573,949
ING Groep NV 3% 8/17/2031 (b)(s)	EUR	14,400,000	16,676,280
			24,919,188
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(s)		6,561,000	6,603,016
TOTAL FINANCIALS			31,522,204

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		10,103,000	10,097,488
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		29,133,000	28,946,627
			39,044,115
TOTAL NETHERLANDS			74,216,029
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		2,655,000	2,608,538
IHS Holding Ltd 6.25% 11/29/2028 (d)		730,000	721,559
IHS Holding Ltd 7.875% 5/29/2030 (d)		3,295,000	3,360,702
IHS Holding Ltd 8.25% 11/29/2031 (d)		2,325,000	2,391,402
			9,082,201
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 9.125% 3/21/2030 (d)		1,030,000	1,058,006
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		546,543	547,909
TOTAL NIGERIA			10,688,116
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		925,000	960,629
TGS ASA 8.5% 1/15/2030 (d)		2,350,000	2,398,032
			3,358,661
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (b)(s)	EUR	1,600,000	1,763,243
TOTAL NORWAY			5,121,904
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		6,110,000	6,209,288
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		3,155,000	2,981,853
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		8,205,000	8,614,159
TOTAL COMMUNICATION SERVICES			17,805,300

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		545,000	416,107
TOTAL PANAMA			18,221,407
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		959,000	957,504
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (d)		1,395,000	1,371,913
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(d)		1,760,000	1,791,856
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/18/2029 (d)		2,442,200	2,581,161
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (d)		1,360,000	1,398,760
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		5,597,000	5,691,310
			7,090,070
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (d)		1,805,000	1,824,268
TOTAL PERU			14,659,268
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (d)		1,740,000	1,800,414
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (s)	EUR	4,150,000	4,428,954
TOTAL POLAND			6,229,368
PORTUGAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Espirito Santo SA 4% (f)(s)	EUR	1,300,000	334,591
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(s)	EUR	2,400,000	2,833,128
TOTAL PORTUGAL			3,167,719
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)		1,417,000	814,652
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)		751,000	468,272

TOTAL PUERTO RICO			1,282,924
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (d)		1,280,000	1,167,258
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (d)		2,965,000	2,874,308
QatarEnergy 2.25% 7/12/2031 (d)		4,935,000	4,379,878
QatarEnergy 3.125% 7/12/2041 (d)		3,545,000	2,664,951
QatarEnergy 3.3% 7/12/2051 (d)		5,580,000	3,804,119
			13,723,256
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)		927,297	981,200
TOTAL QATAR			15,871,714
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (e)(f)(s)		990,000	49,500
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		4,986,093	4,534,228
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		5,210,000	4,696,138
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		2,170,000	1,424,779
Saudi Arabian Oil Co 3.5% 11/24/2070 (d)		1,580,000	981,899
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		3,740,000	3,639,431
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		5,435,000	4,872,967
Saudi Arabian Oil Co 4.375% 4/16/2049 (d)		640,000	516,876
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		615,000	583,555
Saudi Arabian Oil Co 6.375% 6/2/2055 (s)		2,795,000	2,880,415
			24,130,288
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (s)		2,375,000	2,406,184
Gaci First Investment Co 5.25% 10/13/2032 (s)		1,230,000	1,267,546
			3,673,730
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		1,860,000	1,926,030
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		1,390,000	1,438,650
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		4,065,000	4,290,079
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		850,000	902,624
			8,557,383
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)		2,155,000	2,213,997
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (s)		1,405,000	1,406,967
TOTAL SAUDI ARABIA			39,982,365
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		1,710,000	1,719,754
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		8,819,000	7,633,991
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (d)		1,019,000	1,026,090
TOTAL COMMUNICATION SERVICES			8,660,081

Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (d)		875,000	916,890
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		2,840,000	2,814,270
Sasol Financing USA LLC 5.5% 3/18/2031		690,000	581,723
Sasol Financing USA LLC 6.5% 9/27/2028		535,000	520,956
Sasol Financing USA LLC 8.75% 5/3/2029 (d)		295,000	297,571
			4,214,520
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (d)		1,240,000	1,274,573
TOTAL MATERIALS			5,489,093

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (d)		2,630,000	2,685,888
Eskom Holdings 8.45% 8/10/2028 (d)		1,470,000	1,560,493
			4,246,381
TOTAL SOUTH AFRICA			19,312,445
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		4,800,000	5,042,927
CaixaBank SA 3.625% 9/19/2032 (b)(s)	EUR	5,000,000	5,916,375
CaixaBank SA 5.673% 3/15/2030 (b)(d)		2,450,000	2,546,912
			13,506,214
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		1,089,000	1,055,260
TOTAL SPAIN			14,561,474
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (s)	EUR	2,000,000	2,158,618
SWITZERLAND - 0.6%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 1.494% 8/10/2027 (b)(d)		21,621,000	21,043,591
UBS Group AG 2.125% 11/15/2029 (b)(s)	GBP	2,400,000	3,004,289
UBS Group AG 3.869% 1/12/2029 (b)(d)		11,793,000	11,681,632
UBS Group AG 4.125% 6/9/2033 (b)(s)	EUR	3,230,000	3,928,525
UBS Group AG 4.125% 9/24/2025 (d)		12,029,000	12,024,493
UBS Group AG 4.194% 4/1/2031 (b)(d)		36,361,000	35,933,256
UBS Group AG 4.75% 3/17/2032 (b)(s)	EUR	9,810,000	12,309,073
UBS Group AG 5.428% 2/8/2030 (b)(d)		65,000,000	67,136,623
			167,061,482
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)		2,600,000	2,608,140
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(s)		4,950,000	4,437,863
			7,046,003
TOTAL FINANCIALS			174,107,485

Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		6,225,000	5,991,938
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		3,172,000	3,206,013
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		1,719,000	1,787,717
			10,985,668
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		2,664,000	2,448,439
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		835,000	700,394
			3,148,833
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (s)	EUR	1,100,000	1,308,007
TOTAL MATERIALS			4,456,840

TOTAL SWITZERLAND			189,549,993
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		7,275,000	7,529,625
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (d)		1,375,000	921,099
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (d)		1,355,000	1,376,463
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (d)		1,080,000	1,134,000
			2,510,463
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (d)		700,000	734,566
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (d)		1,032,000	1,018,904
TOTAL TURKEY			4,263,933
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		1,360,207	1,071,163
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		1,370,000	1,282,663
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		1,312,127	1,180,258
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		5,030,000	4,379,269
			6,842,190
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		1,720,000	1,647,984
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		835,000	879,572
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		1,925,000	1,823,336
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		870,000	849,638
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		2,140,000	1,977,489
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		810,000	855,060
Sobha Sukuk Ltd 8.75% 7/17/2028 (s)		865,000	901,840
			8,934,919
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (d)		2,070,000	2,002,078
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (d)		1,480,000	1,428,408
			3,430,486
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(s)		1,310,000	1,364,038
Alpha Star Holding IX Ltd 7% 8/26/2028 (s)		1,395,000	1,426,569
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (s)		900,000	935,156
			3,725,763
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		1,960,000	1,538,600
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		880,000	882,042
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (d)		985,000	987,078
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		1,720,000	1,679,150
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (d)		520,000	532,698
			5,619,568
TOTAL UNITED ARAB EMIRATES			28,552,926
UNITED KINGDOM - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		1,090,000	1,135,421
Virgin Media Finance PLC 5% 7/15/2030 (d)		805,000	736,212
			1,871,633
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		4,425,000	4,154,202
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		4,010,000	3,701,244
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)		240,000	251,056
Vodafone Group PLC 4.875% 10/3/2078 (b)(s)	GBP	5,150,000	6,956,156
			10,908,456
TOTAL COMMUNICATION SERVICES			16,934,291

Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		2,525,000	2,651,250
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		2,185,000	2,336,986
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		3,085,000	3,215,996
			8,204,232
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (s)	GBP	2,070,000	2,258,435
Hotels, Restaurants & Leisure - 0.0%
InterContinental Hotels Group PLC 3.375% 10/8/2028 (s)	GBP	2,700,000	3,497,393
Whitbread Group PLC 2.375% 5/31/2027 (s)	GBP	1,850,000	2,392,141
			5,889,534
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (s)	GBP	3,350,000	3,803,000
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		3,660,000	3,706,050
TOTAL CONSUMER DISCRETIONARY			23,861,251

Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033		21,453,000	23,389,112
BAT International Finance PLC 4.125% 4/12/2032 (s)	EUR	8,900,000	10,745,344
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (s)	EUR	5,685,000	7,209,840
Imperial Brands Finance PLC 3.875% 2/12/2034 (s)	EUR	3,075,000	3,559,741
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		12,116,000	12,510,440
Reynolds American Inc 5.7% 8/15/2035		2,699,000	2,777,729
Reynolds American Inc 5.85% 8/15/2045		22,737,000	21,936,135
Reynolds American Inc 6.15% 9/15/2043		2,874,000	2,885,242
Reynolds American Inc 7.25% 6/15/2037		3,221,000	3,646,063
			88,659,646
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		11,963,000	13,208,384
Financials - 0.7%
Banks - 0.7%
Barclays PLC 3.543% 8/14/2031 (b)(s)	EUR	4,648,000	5,483,283
Barclays PLC 5.088% 6/20/2030 (b)		26,155,000	26,527,059
Barclays PLC 5.2% 5/12/2026		12,530,000	12,578,038
Barclays PLC 5.69% 3/12/2030 (b)		28,747,000	29,912,064
Barclays PLC 5.829% 5/9/2027 (b)		27,350,000	27,597,926
Barclays PLC 6.224% 5/9/2034 (b)		20,610,000	21,998,247
Barclays PLC 6.49% 9/13/2029 (b)		36,156,000	38,325,138
Barclays PLC 8.407% 11/14/2032 (b)(s)	GBP	1,750,000	2,524,169
HSBC Holdings PLC 4.787% 3/10/2032 (b)(s)	EUR	3,930,000	4,923,751
HSBC Holdings PLC 4.856% 5/23/2033 (b)(s)	EUR	5,100,000	6,431,756
HSBC Holdings PLC 5.813% 5/22/2033 (b)(s)	GBP	2,925,000	4,051,586
HSBC Holdings PLC 8.201% 11/16/2034 (b)(s)	GBP	3,200,000	4,743,645
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(s)	EUR	4,800,000	6,016,847
NatWest Group PLC 2.105% 11/28/2031 (b)(s)	GBP	5,300,000	6,952,640
NatWest Group PLC 3.073% 5/22/2028 (b)		17,464,000	17,131,002
NatWest Group PLC 4.8% 4/5/2026		15,141,000	15,181,527
NatWest Group PLC 7.416% 6/6/2033 (b)(s)	GBP	2,600,000	3,700,691
Standard Chartered PLC 3.864% 3/17/2033 (b)(s)	EUR	2,800,000	3,317,358
Virgin Money UK PLC 7.625% 8/23/2029 (b)(s)	GBP	5,000,000	7,287,048
			244,683,775
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (s)	EUR	3,950,000	4,644,971
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (b)(s)	EUR	1,500,000	1,780,233
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (s)	GBP	2,600,000	3,992,243
TOTAL FINANCIALS			255,101,222

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		1,845,000	1,769,617
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (s)	EUR	4,150,000	4,179,879
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (s)	GBP	1,425,000	1,899,033
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (s)	GBP	3,850,000	5,233,076
TOTAL INDUSTRIALS			11,311,988

Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (d)(e)(f)		1,205,000	172,749
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (s)	GBP	1,600,000	2,152,728
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (s)	EUR	1,580,000	1,826,848
TOTAL REAL ESTATE			3,979,576

Utilities - 0.2%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (s)	EUR	2,350,000	2,753,392
NGG Finance PLC 2.125% 9/5/2082 (b)(s)	EUR	6,100,000	6,992,852
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (s)	EUR	3,275,000	3,838,143
			13,584,387
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		4,525,000	4,589,698
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		2,720,000	2,808,400
			7,398,098
Water Utilities - 0.2%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (s)	GBP	1,450,000	1,747,350
Anglian Water Services Financing PLC 5.875% 6/20/2031 (s)	GBP	3,103,000	4,279,359
Anglian Water Services Financing PLC 6.25% 9/12/2044 (s)	GBP	1,425,000	1,805,668
Anglian Water Services Financing PLC 6.293% 7/30/2030 (s)	GBP	2,044,000	2,862,906
Anglian Water Services Financing PLC 6.625% 1/15/2029 (i)	GBP	650,000	914,164
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (s)	EUR	4,325,000	5,058,112
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (s)	GBP	1,170,000	1,472,714
South West Water Finance PLC 5.75% 12/11/2032 (s)	GBP	650,000	891,705
SW Finance I PLC 6.875% 8/7/2032 (s)	GBP	2,500,000	3,406,670
SW Finance I PLC 7.375% 12/12/2041 (s)	GBP	1,934,000	2,573,015
United Utilities Water Finance PLC 3.5% 2/27/2033 (s)	EUR	2,550,000	2,964,059
Wessex Water Services Finance PLC 6.125% 9/19/2034 (s)	GBP	2,650,000	3,582,759
Yorkshire Water Finance PLC 6% 7/22/2033 (s)	GBP	2,625,000	3,526,837
			35,085,318
TOTAL UTILITIES			56,067,803

TOTAL UNITED KINGDOM			471,066,527
UNITED STATES - 17.9%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.2%
AT&T Inc 4.3% 2/15/2030		10,373,000	10,388,911
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		975,000	961,908
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		895,000	886,925
Connect Holding II LLC 10.5% 4/3/2031 (d)		1,950,000	1,919,167
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		927,000	924,592
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		208,000	217,387
Level 3 Financing Inc 10% 10/15/2032 (d)		490,000	491,838
Level 3 Financing Inc 3.625% 1/15/2029 (d)		1,323,000	1,124,550
Level 3 Financing Inc 3.75% 7/15/2029 (d)		2,230,000	1,862,050
Level 3 Financing Inc 3.875% 10/15/2030 (d)		1,615,000	1,372,750
Level 3 Financing Inc 4% 4/15/2031 (d)		580,000	485,750
Level 3 Financing Inc 4.25% 7/1/2028 (d)		495,000	454,162
Level 3 Financing Inc 4.5% 4/1/2030 (d)		4,805,000	4,312,488
Level 3 Financing Inc 4.875% 6/15/2029 (d)		1,210,000	1,128,325
Level 3 Financing Inc 6.875% 6/30/2033 (d)		5,520,000	5,569,542
Level 3 Financing Inc 7% 3/31/2034 (d)		4,430,000	4,460,088
Lumen Technologies Inc 4.125% 4/15/2030 (d)		705,000	690,900
Lumen Technologies Inc 4.5% 1/15/2029 (d)		515,000	468,649
Verizon Communications Inc 2.55% 3/21/2031		21,181,000	19,209,196
Verizon Communications Inc 4.78% 2/15/2035		26,362,000	25,704,863
			82,634,041
Interactive Media & Services - 0.0%
Alphabet Inc 3.375% 5/6/2037	EUR	900,000	1,030,090
Alphabet Inc 3.875% 5/6/2045	EUR	900,000	1,021,160
Alphabet Inc 4% 5/6/2054	EUR	800,000	894,572
Snap Inc 6.875% 3/1/2033 (d)		2,090,000	2,111,724
Snap Inc 6.875% 3/15/2034 (d)		1,110,000	1,112,900
			6,170,446
Media - 1.1%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)(t)		3,285,000	2,726,777
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		4,075,000	3,538,230
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		6,445,000	5,944,962
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		6,330,000	5,788,505
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)(t)		7,625,000	6,801,194
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)		935,000	885,034
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		825,000	765,293
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)		2,811,000	2,789,170
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		4,414,000	3,739,786
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		24,687,000	23,210,016
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		13,200,000	10,212,771
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		17,163,000	14,028,657
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		47,728,000	40,557,942
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		36,711,000	30,048,639
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		16,353,000	17,189,130
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		22,400,000	21,787,811
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		11,285,000	11,971,016
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		37,000,000	39,466,064
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		3,000,000	2,997,611
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)		3,325,000	3,377,462
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)		3,325,000	3,384,358
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		2,642,000	2,456,248
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		3,270,000	3,406,262
CMG Media Corp 8.875% 6/18/2029 (d)		750,000	698,794
Comcast Corp 3.9% 3/1/2038		3,341,000	2,908,850
Comcast Corp 4.65% 7/15/2042		7,870,000	6,982,958
Comcast Corp 6.45% 3/15/2037		1,399,000	1,549,311
CSC Holdings LLC 3.375% 2/15/2031 (d)		4,941,000	3,160,257
CSC Holdings LLC 4.125% 12/1/2030 (d)		3,005,000	1,968,989
CSC Holdings LLC 4.5% 11/15/2031 (d)		1,255,000	814,138
CSC Holdings LLC 4.625% 12/1/2030 (d)		7,643,000	3,348,533
CSC Holdings LLC 5.375% 2/1/2028 (d)		5,145,000	4,721,699
DISH DBS Corp 5.125% 6/1/2029		9,390,000	7,751,451
DISH DBS Corp 5.25% 12/1/2026 (d)		465,000	451,067
DISH DBS Corp 7.375% 7/1/2028		1,745,000	1,579,225
DISH DBS Corp 7.75% 7/1/2026		695,000	675,888
DISH Network Corp 11.75% 11/15/2027 (d)		3,054,000	3,228,898
Dotdash Meredith Inc 7.625% 6/15/2032 (d)		2,500,000	2,449,255
EchoStar Corp 10.75% 11/30/2029		3,934,407	4,234,405
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		15,034,048	14,832,141
EW Scripps Co/The 9.875% 8/15/2030 (d)		1,195,000	1,123,345
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		3,030,000	3,197,332
Time Warner Cable LLC 4.5% 9/15/2042		18,291,000	14,506,041
Time Warner Cable LLC 5.5% 9/1/2041		8,265,000	7,467,880
Time Warner Cable LLC 5.875% 11/15/2040		10,540,000	10,070,503
Time Warner Cable LLC 6.55% 5/1/2037		29,622,000	30,683,896
Time Warner Cable LLC 7.3% 7/1/2038		24,672,000	26,869,414
Univision Communications Inc 4.5% 5/1/2029 (d)(t)		2,665,000	2,499,611
Univision Communications Inc 7.375% 6/30/2030 (d)(t)		2,515,000	2,528,733
Univision Communications Inc 8% 8/15/2028 (d)		2,468,000	2,561,604
Univision Communications Inc 8.5% 7/31/2031 (d)(t)		7,881,000	8,121,063
Univision Communications Inc 9.375% 8/1/2032 (d)		5,495,000	5,786,741
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	1,484,000	1,544,055
			435,389,015
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		35,000,000	30,623,650
T-Mobile USA Inc 3.75% 4/15/2027		23,850,000	23,699,751
T-Mobile USA Inc 3.875% 4/15/2030		42,000,000	41,138,657
T-Mobile USA Inc 5.05% 7/15/2033		29,000,000	29,297,485
			124,759,543
TOTAL COMMUNICATION SERVICES			648,953,045

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		2,319,000	2,415,111
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		2,070,000	2,144,975
Patrick Industries Inc 6.375% 11/1/2032 (d)		1,190,000	1,207,140
			5,767,226
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		54,000,000	46,293,959
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)		6,245,000	5,900,838
Stellantis Finance US Inc 5.75% 3/18/2030 (d)		5,000,000	5,062,068
			57,256,865
Broadline Retail - 0.0%
GrubHub Holdings Inc 5.5% 7/1/2027 (d)		2,605,000	2,596,034
Nordstrom Inc 4.25% 8/1/2031 (t)		2,260,000	1,990,834
Nordstrom Inc 4.375% 4/1/2030		1,185,000	1,091,306
Saks Global Enterprises LLC 11% 12/15/2029 (d)		3,705,630	1,463,353
Wayfair LLC 7.25% 10/31/2029 (d)(t)		5,856,000	5,970,947
Wayfair LLC 7.75% 9/15/2030 (d)		7,515,000	7,764,153
			20,876,627
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032		895,000	903,894
Sotheby's 7.375% 10/15/2027 (d)		3,738,000	3,696,855
StoneMor Inc 8.5% 5/15/2029 (d)		5,335,000	5,146,832
TKC Holdings Inc 10.5% 5/15/2029 (d)		4,251,000	4,340,207
TKC Holdings Inc 6.875% 5/15/2028 (d)		3,230,000	3,244,622
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)(t)		5,235,000	5,232,068
			22,564,478
Hotels, Restaurants & Leisure - 0.3%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (d)		3,000,000	3,111,251
Caesars Entertainment Inc 6% 10/15/2032 (d)(t)		3,320,000	3,255,105
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		3,665,000	3,757,299
Caesars Entertainment Inc 7% 2/15/2030 (d)		2,356,000	2,436,382
Carnival Corp 5.75% 3/15/2030 (d)		3,975,000	4,074,987
Carnival Corp 5.75% 8/1/2032 (d)		1,110,000	1,129,425
Carnival Corp 5.875% 6/15/2031 (d)		4,150,000	4,254,352
Carnival Corp 6% 5/1/2029 (d)		2,635,000	2,669,168
Carnival Corp 6.125% 2/15/2033 (d)		2,315,000	2,377,248
CEC Entertainment LLC 6.75% 5/1/2026 (d)		3,765,000	3,749,666
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		7,697,000	7,238,642
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		5,610,000	5,120,625
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)		2,210,000	2,228,233
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		1,195,000	1,219,537
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		845,000	860,468
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(t)		1,505,000	1,545,713
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		3,835,000	3,913,223
Life Time Inc 6% 11/15/2031 (d)		3,980,000	4,022,333
Lindblad Expeditions LLC 7% 9/15/2030 (d)		1,275,000	1,305,729
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		2,350,000	1,889,853
McDonald's Corp 3.5% 5/21/2032 (s)	EUR	3,775,000	4,450,058
McDonald's Corp 3.5% 7/1/2027		6,642,000	6,582,891
MGM Resorts International 6.5% 4/15/2032		2,100,000	2,155,127
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)		2,100,000	2,212,228
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)		2,050,000	2,118,480
NCL Corp Ltd 6.75% 2/1/2032 (d)		2,300,000	2,372,020
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		2,195,000	2,191,048
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		1,680,000	1,693,714
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		2,070,000	2,103,074
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		3,835,000	3,934,599
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		1,060,000	1,094,005
Station Casinos LLC 6.625% 3/15/2032 (d)		2,085,000	2,144,483
Times Square Hotel Trust 8.528% 8/1/2026 (d)		219,514	220,180
Travel + Leisure Co 6.125% 9/1/2033 (d)		1,110,000	1,114,050
Viking Cruises Ltd 9.125% 7/15/2031 (d)		665,000	716,475
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		950,000	949,360
Yum! Brands Inc 4.625% 1/31/2032		4,670,000	4,514,144
Yum! Brands Inc 5.375% 4/1/2032		760,000	764,549
			101,489,724
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		1,345,000	1,289,414
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (d)		1,110,000	1,112,179
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		1,655,000	1,682,061
LGI Homes Inc 4% 7/15/2029 (d)(t)		1,268,000	1,159,038
LGI Homes Inc 7% 11/15/2032 (d)		5,095,000	4,968,925
LGI Homes Inc 8.75% 12/15/2028 (d)		1,092,000	1,143,846
New Home Co Inc/The 8.5% 11/1/2030 (d)		1,410,000	1,462,405
Newell Brands Inc 6.375% 5/15/2030 (t)		2,275,000	2,245,084
Newell Brands Inc 6.625% 5/15/2032		1,375,000	1,342,984
Newell Brands Inc 6.625% 9/15/2029		1,055,000	1,060,127
Newell Brands Inc 6.875% 4/1/2036 (i)		556,000	543,307
Newell Brands Inc 7% 4/1/2046 (i)		1,275,000	1,107,951
Newell Brands Inc 8.5% 6/1/2028 (d)		3,135,000	3,309,698
TopBuild Corp 4.125% 2/15/2032 (d)		1,870,000	1,742,851
Whirlpool Corp 5.75% 3/1/2034		250,000	242,463
Whirlpool Corp 6.125% 6/15/2030		4,340,000	4,388,244
Whirlpool Corp 6.5% 6/15/2033		4,340,000	4,370,331
			33,170,908
Specialty Retail - 0.1%
AutoNation Inc 4.75% 6/1/2030		2,958,000	2,968,524
Carvana Co 10.25% 5/1/2030 (d)		220,000	236,500
Carvana Co 4.875% 9/1/2029 (d)		1,147,000	1,043,919
Carvana Co 5.5% 4/15/2027 (d)		1,262,000	1,232,028
Carvana Co 5.625% 10/1/2025 (d)		5,795,000	5,780,513
Carvana Co 5.875% 10/1/2028 (d)		800,000	764,368
Carvana Co 9% 12/1/2028 pay-in-kind (b)(d)		1,861,036	1,903,412
Carvana Co 9% 6/1/2030 pay-in-kind (b)(d)		1,174,080	1,228,139
Carvana Co 9% 6/1/2031 pay-in-kind (b)(d)		5,434,536	6,165,959
Champions Financing Inc 8.75% 2/15/2029 (d)		1,228,000	1,174,843
LBM Acquisition LLC 6.25% 1/15/2029 (d)		1,950,000	1,788,896
LBM Acquisition LLC 9.5% 6/15/2031 (d)		3,990,000	4,181,600
Lowe's Cos Inc 3.35% 4/1/2027		2,389,000	2,361,518
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (t)		2,070,000	2,147,611
SGUS LLC 11% 12/15/2029 (d)		1,569,825	1,379,850
Staples Inc 10.75% 9/1/2029 (d)		5,316,000	5,090,070
Staples Inc 12.75% 1/15/2030 (d)		2,917,485	2,076,674
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(t)		1,450,000	1,534,120
			43,058,544
Textiles, Apparel & Luxury Goods - 0.0%
Wolverine World Wide Inc 4% 8/15/2029 (d)		1,235,000	1,135,736
TOTAL CONSUMER DISCRETIONARY			285,320,108

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)(t)		3,450,000	3,280,136
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		3,565,000	3,510,960
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		2,240,000	2,291,276
C&S Group Enterprises LLC 5% 12/15/2028 (d)		3,746,000	3,406,044
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		5,030,000	5,295,177
Kroger Co/The 5% 9/15/2034		19,550,000	19,485,143
Mars Inc 4.8% 3/1/2030 (d)		23,196,000	23,639,243
Mars Inc 5% 3/1/2032 (d)		17,414,000	17,773,819
Performance Food Group Inc 6.125% 9/15/2032 (d)		2,180,000	2,231,265
US Foods Inc 4.75% 2/15/2029 (d)		3,040,000	2,994,370
US Foods Inc 5.75% 4/15/2033 (d)		1,720,000	1,725,616
US Foods Inc 6.875% 9/15/2028 (d)		1,025,000	1,056,065
			86,689,114
Food Products - 0.0%
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)		1,895,000	2,011,078
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		1,255,000	1,348,385
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)(t)		5,300,000	5,081,386
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)(t)		850,000	799,600
Post Holdings Inc 4.625% 4/15/2030 (d)		2,555,000	2,463,999
Post Holdings Inc 5.5% 12/15/2029 (d)		3,095,000	3,085,391
Post Holdings Inc 6.25% 10/15/2034 (d)		1,255,000	1,262,433
Post Holdings Inc 6.25% 2/15/2032 (d)		2,230,000	2,290,803
Post Holdings Inc 6.375% 3/1/2033 (d)		1,890,000	1,909,191
			20,252,266
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		1,510,000	1,541,834
Tobacco - 0.2%
Altria Group Inc 3.875% 9/16/2046		28,850,000	21,478,816
Altria Group Inc 4.25% 8/9/2042		17,795,000	14,579,969
Altria Group Inc 4.5% 5/2/2043		11,887,000	9,938,429
Altria Group Inc 4.8% 2/14/2029		3,305,000	3,357,516
Altria Group Inc 5.95% 2/14/2049		14,275,000	14,190,452
Philip Morris International Inc 3.25% 6/6/2032	EUR	7,925,000	9,197,449
			72,742,631
TOTAL CONSUMER STAPLES			181,225,845

Energy - 1.9%
Energy Equipment & Services - 0.1%
Halliburton Co 3.8% 11/15/2025		152,000	151,704
Halliburton Co 4.85% 11/15/2035		5,447,000	5,308,147
Nabors Industries Inc 7.375% 5/15/2027 (d)		1,620,000	1,647,001
Nabors Industries Inc 8.875% 8/15/2031 (d)		2,044,000	1,840,851
Nabors Industries Inc 9.125% 1/31/2030 (d)(t)		505,000	517,488
Nabors Industries Ltd 7.5% 1/15/2028 (d)		3,165,000	3,176,976
Star Holding LLC 8.75% 8/1/2031 (d)		1,505,000	1,499,472
Transocean Aquila Ltd 8% 9/30/2028 (d)		892,846	916,769
Transocean Inc 8.25% 5/15/2029 (d)		1,735,000	1,678,221
Transocean Inc 8.5% 5/15/2031 (d)		2,240,000	2,104,645
Transocean Inc 8.75% 2/15/2030 (d)		1,166,250	1,234,692
Transocean International Ltd 8% 2/1/2027 (d)		4,983,000	4,974,206
Transocean Poseidon Ltd 6.875% 2/1/2027 (d)		264,600	265,220
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		4,105,000	4,105,874
Valaris Ltd 8.375% 4/30/2030 (d)		3,230,000	3,362,708
			32,783,974
Oil, Gas & Consumable Fuels - 1.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)		575,000	574,859
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)		1,175,000	1,192,749
California Resources Corp 7.125% 2/1/2026 (d)		943,000	939,891
California Resources Corp 8.25% 6/15/2029 (d)		5,945,000	6,142,231
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (d)		2,070,000	2,064,663
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		5,190,000	5,093,928
CITGO Petroleum Corp 6.375% 6/15/2026 (d)		6,405,000	6,400,924
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		1,130,000	1,178,493
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		2,785,000	2,641,802
CNX Resources Corp 7.25% 3/1/2032 (d)		2,570,000	2,666,750
CNX Resources Corp 7.375% 1/15/2031 (d)(t)		2,150,000	2,229,802
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)		3,692,000	3,926,299
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		9,954,000	10,537,014
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		2,975,000	3,092,345
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		5,356,000	5,540,868
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		3,206,000	3,385,627
Comstock Resources Inc 5.875% 1/15/2030 (d)		3,774,000	3,541,976
Comstock Resources Inc 6.75% 3/1/2029 (d)		2,730,000	2,691,358
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		3,695,000	3,962,633
CVR Energy Inc 8.5% 1/15/2029 (d)(t)		2,758,000	2,787,712
DCP Midstream Operating LP 6.45% 11/3/2036 (d)		8,754,000	9,160,634
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		5,825,000	5,847,403
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)		330,000	330,214
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		2,810,000	2,937,313
Energy Transfer LP 3.75% 5/15/2030		18,703,000	18,131,595
Energy Transfer LP 4.95% 6/15/2028		12,566,000	12,761,594
Energy Transfer LP 5% 5/15/2050		36,762,000	30,510,401
Energy Transfer LP 5.25% 4/15/2029		6,576,000	6,761,940
Energy Transfer LP 5.4% 10/1/2047		33,221,000	29,598,424
Energy Transfer LP 5.8% 6/15/2038		7,006,000	7,063,285
Energy Transfer LP 6% 6/15/2048		6,263,000	6,004,385
Energy Transfer LP 6.125% 12/15/2045		1,400,000	1,377,441
Energy Transfer LP 6.25% 4/15/2049		4,516,000	4,427,899
Energy Transfer LP 6.5% 2/15/2056 (b)		222,000	220,553
Energy Transfer LP 6.75% 2/15/2056 (b)		222,000	220,912
Energy Transfer LP 7.375% 2/1/2031 (d)		1,445,000	1,511,581
Excelerate Energy LP 8% 5/15/2030 (d)		2,225,000	2,369,374
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		4,700,000	4,909,394
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		2,190,000	2,219,359
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		900,000	921,147
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(t)		1,010,000	1,061,763
Harvest Midstream I LP 7.5% 5/15/2032 (d)		1,235,000	1,271,572
Harvest Midstream I LP 7.5% 9/1/2028 (d)		3,565,000	3,603,292
Hess Corp 5.8% 4/1/2047		15,757,000	15,925,585
Hess Corp 7.125% 3/15/2033		3,656,000	4,208,252
Hess Corp 7.3% 8/15/2031		8,054,000	9,285,299
Hess Corp 7.875% 10/1/2029		13,500,000	15,348,170
Hess Midstream Operations LP 4.25% 2/15/2030 (d)		915,000	888,498
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		3,907,000	3,898,315
Hess Midstream Operations LP 5.5% 10/15/2030 (d)(t)		850,000	854,620
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		2,070,000	2,104,699
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		910,000	940,904
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)		1,110,000	1,128,136
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		1,240,000	1,293,096
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		27,364,000	25,789,467
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,203,000	1,283,762
Kinder Morgan Inc 5.05% 2/15/2046		3,092,000	2,713,011
Kinder Morgan Inc 5.55% 6/1/2045		7,786,000	7,319,313
Kinetik Holdings LP 5.875% 6/15/2030 (d)(t)		2,050,000	2,067,558
Kinetik Holdings LP 6.625% 12/15/2028 (d)		4,045,000	4,161,565
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		2,263,000	2,238,044
MPLX LP 4.8% 2/15/2029		3,672,000	3,719,306
MPLX LP 4.95% 9/1/2032		22,661,000	22,525,600
MPLX LP 5.5% 2/15/2049		11,018,000	9,917,543
New Fortress Energy Inc 6.5% 9/30/2026 (d)		1,160,000	405,999
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		2,790,000	2,811,043
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)		950,000	975,965
Occidental Petroleum Corp 6.45% 9/15/2036		16,266,000	16,826,201
Occidental Petroleum Corp 6.6% 3/15/2046		18,160,000	18,235,491
Occidental Petroleum Corp 6.625% 9/1/2030		27,000,000	28,694,062
Occidental Petroleum Corp 7.5% 5/1/2031		21,425,000	23,920,305
ONEOK Inc 4.25% 9/24/2027		8,535,000	8,542,695
ONEOK Inc 4.4% 10/15/2029		8,925,000	8,912,356
ONEOK Inc 4.75% 10/15/2031		17,361,000	17,360,765
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (t)		505,000	496,035
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		5,880,000	5,693,544
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)		3,230,000	3,334,780
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		2,385,000	2,385,000
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		755,000	769,046
Permian Resources Operating LLC 7% 1/15/2032 (d)		185,000	191,810
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,919,000	4,739,180
Prairie Acquiror LP 9% 8/1/2029 (d)		645,000	672,485
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		220,000	214,214
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		1,880,000	1,849,782
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)		2,930,000	3,060,611
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		990,000	996,721
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		31,000,000	31,089,634
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		2,650,000	2,583,069
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		2,610,000	2,619,146
Sunoco LP 6.25% 7/1/2033 (d)		2,825,000	2,887,221
Sunoco LP 7% 5/1/2029 (d)		1,175,000	1,220,223
Sunoco LP 7.25% 5/1/2032 (d)		1,195,000	1,264,165
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		3,265,000	3,259,511
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		8,242,000	8,120,005
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)		1,090,000	1,088,629
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		5,065,000	4,976,193
Talos Production Inc 9% 2/1/2029 (d)(t)		885,000	911,016
Talos Production Inc 9.375% 2/1/2031 (d)(t)		1,240,000	1,284,987
Targa Resources Corp 4.9% 9/15/2030		12,135,000	12,320,688
Targa Resources Corp 5.65% 2/15/2036		29,221,000	29,513,484
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,952,000	3,759,233
TransMontaigne Partners LLC 8.5% 6/15/2030 (d)		1,605,000	1,688,228
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)		4,095,000	4,275,045
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)		3,385,000	3,552,388
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		2,065,000	2,265,043
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		2,115,000	2,354,934
Western Gas Partners LP 4.05% 2/1/2030 (i)		19,000,000	18,473,888
Western Gas Partners LP 4.65% 7/1/2026		5,039,000	5,033,962
Western Gas Partners LP 4.75% 8/15/2028		3,701,000	3,722,446
Williams Cos Inc/The 3.5% 11/15/2030		32,834,000	31,308,996
Williams Cos Inc/The 4% 9/15/2025		1,911,000	1,910,624
Williams Cos Inc/The 4.65% 8/15/2032		23,596,000	23,296,324
			717,291,314
TOTAL ENERGY			750,075,288

Financials - 7.4%
Banks - 3.5%
Bank of America Corp 2.299% 7/21/2032 (b)		34,460,000	30,410,743
Bank of America Corp 2.496% 2/13/2031 (b)		10,000,000	9,236,426
Bank of America Corp 3.419% 12/20/2028 (b)		14,844,000	14,587,030
Bank of America Corp 3.705% 4/24/2028 (b)		20,736,000	20,565,349
Bank of America Corp 4.25% 10/22/2026		9,380,000	9,385,006
Bank of America Corp 4.571% 4/27/2033 (b)		10,000,000	9,896,412
Bank of America Corp 5.015% 7/22/2033 (b)		202,394,000	205,598,290
Bank of America Corp 5.468% 1/23/2035 (b)		31,000,000	32,032,498
Citigroup Inc 2.666% 1/29/2031 (b)		10,000,000	9,275,269
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	2,000,000	2,351,037
Citigroup Inc 4.3% 11/20/2026		5,384,000	5,384,921
Citigroup Inc 4.412% 3/31/2031 (b)		42,031,000	41,937,550
Citigroup Inc 4.45% 9/29/2027		19,254,000	19,306,512
Citigroup Inc 4.6% 3/9/2026		8,567,000	8,574,427
Citigroup Inc 4.91% 5/24/2033 (b)		98,011,000	98,449,782
Citizens Financial Group Inc 2.638% 9/30/2032		10,185,000	8,606,722
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)		538,000	530,621
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		245,000	254,125
JPMorgan Chase & Co 2.739% 10/15/2030 (b)		10,000,000	9,418,686
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		16,800,000	15,683,627
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(s)	EUR	2,350,000	2,803,481
JPMorgan Chase & Co 4.452% 12/5/2029 (b)		40,200,000	40,516,052
JPMorgan Chase & Co 4.493% 3/24/2031 (b)		60,900,000	61,348,992
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		89,633,000	89,253,151
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		89,141,000	90,379,370
JPMorgan Chase & Co 5.103% 4/22/2031 (b)		24,460,000	25,235,179
JPMorgan Chase & Co 5.299% 7/24/2029 (b)		35,000,000	36,052,469
JPMorgan Chase & Co 5.336% 1/23/2035 (b)		45,000,000	46,223,453
JPMorgan Chase & Co 5.572% 4/22/2036 (b)		29,053,000	30,204,484
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		41,000,000	43,043,650
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)		25,000,000	24,601,268
Synchrony Bank 5.625% 8/23/2027		19,587,000	20,019,099
Wells Fargo & Co 2.572% 2/11/2031 (b)		10,000,000	9,268,481
Wells Fargo & Co 3.526% 3/24/2028 (b)		33,177,000	32,823,256
Wells Fargo & Co 4.478% 4/4/2031 (b)		58,414,000	58,621,011
Wells Fargo & Co 4.897% 7/25/2033 (b)		54,000,000	54,318,511
Wells Fargo & Co 5.15% 4/23/2031 (b)		33,112,000	34,101,837
Wells Fargo & Co 5.389% 4/24/2034 (b)		29,117,000	29,963,633
Wells Fargo & Co 5.499% 1/23/2035 (b)		10,279,000	10,607,238
Wells Fargo & Co 5.574% 7/25/2029 (b)		33,000,000	34,211,096
Wells Fargo & Co 5.605% 4/23/2036 (b)		29,243,000	30,361,107
Wells Fargo & Co 6.303% 10/23/2029 (b)		20,000,000	21,199,676
Western Alliance Bancorp 3% 6/15/2031 (b)		4,237,000	4,023,625
			1,380,665,152
Capital Markets - 2.1%
Ares Strategic Income Fund 5.45% 9/9/2028 (d)		19,771,000	19,890,834
Ares Strategic Income Fund 5.8% 9/9/2030 (d)		15,997,000	16,241,800
Athene Global Funding 5.339% 1/15/2027 (d)		46,561,000	47,169,920
Athene Global Funding 5.583% 1/9/2029 (d)		20,758,000	21,476,336
Blackstone Private Credit Fund 4.875% 4/14/2026 (s)	GBP	3,591,000	4,843,711
Blackstone Private Credit Fund 7.05% 9/29/2025		28,315,000	28,356,464
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		34,782,000	30,809,758
Goldman Sachs Group Inc/The 2.6% 2/7/2030		10,000,000	9,351,859
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		64,036,000	58,229,615
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)		128,004,000	126,825,494
Goldman Sachs Group Inc/The 3.8% 3/15/2030		70,690,000	69,464,248
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,976,000	7,753,840
Hightower Holding LLC 6.75% 4/15/2029 (d)		1,140,000	1,136,105
Hightower Holding LLC 9.125% 1/31/2030 (d)		3,825,000	4,107,430
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		3,543,000	3,559,376
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		5,220,000	5,394,118
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		2,770,000	2,893,966
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		680,000	659,912
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		1,840,000	1,845,079
Moody's Corp 3.25% 1/15/2028		7,339,000	7,222,601
Morgan Stanley 2.699% 1/22/2031 (b)		10,000,000	9,319,800
Morgan Stanley 3.622% 4/1/2031 (b)		39,278,000	38,003,963
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	2,550,000	3,039,610
Morgan Stanley 4.099% 5/22/2036 (b)	EUR	1,400,000	1,675,850
Morgan Stanley 4.431% 1/23/2030 (b)		14,132,000	14,194,125
Morgan Stanley 4.889% 7/20/2033 (b)		69,805,000	70,374,586
Morgan Stanley 5.192% 4/17/2031 (b)		22,172,000	22,854,342
Morgan Stanley 5.25% 4/21/2034 (b)		45,000,000	45,941,180
Morgan Stanley 5.449% 7/20/2029 (b)		16,205,000	16,722,127
Morgan Stanley 5.664% 4/17/2036 (b)		17,585,000	18,303,810
Morgan Stanley 5.831% 4/19/2035 (b)		32,000,000	33,771,012
Morgan Stanley 6.407% 11/1/2029 (b)		70,000,000	74,408,809
MSCI Inc 5.25% 9/1/2035		20,203,000	20,041,295
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (d)		2,135,000	2,194,541
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		2,250,000	2,361,753
			840,439,269
Consumer Finance - 1.0%
Ally Financial Inc 5.75% 11/20/2025		20,763,000	20,794,884
Ally Financial Inc 6.646% 1/17/2040 (b)		4,341,000	4,308,014
Ally Financial Inc 6.7% 2/14/2033		4,550,000	4,724,987
Ally Financial Inc 7.1% 11/15/2027		32,320,000	34,085,858
Ally Financial Inc 8% 11/1/2031		30,035,000	34,373,715
Capital One Financial Corp 3.273% 3/1/2030 (b)		22,490,000	21,673,660
Capital One Financial Corp 3.65% 5/11/2027		52,443,000	51,973,786
Capital One Financial Corp 3.8% 1/31/2028		24,176,000	23,959,956
Capital One Financial Corp 4.1% 2/9/2027		11,988,000	11,960,788
Capital One Financial Corp 4.5% 1/30/2026		15,184,000	15,177,889
Capital One Financial Corp 5.247% 7/26/2030 (b)		35,910,000	36,929,447
Capital One Financial Corp 5.817% 2/1/2034 (b)		6,428,000	6,691,042
Capital One Financial Corp 6.377% 6/8/2034 (b)		3,572,000	3,842,376
Capital One Financial Corp 7.624% 10/30/2031 (b)		47,805,000	54,238,133
Encore Capital Group Inc 8.5% 5/15/2030 (d)		4,115,000	4,349,057
Encore Capital Group Inc 9.25% 4/1/2029 (d)		1,540,000	1,626,070
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	2,175,000	2,592,889
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	2,225,000	3,009,922
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	3,580,000	4,905,421
Ford Motor Credit Co LLC U.S. SOFR Index + 2.95%, 7.3036% 3/6/2026 (b)(c)		2,490,000	2,508,609
LFS Topco LLC 8.75% 7/15/2030 (d)		2,555,000	2,499,368
Navient Corp 4.875% 3/15/2028		505,000	495,263
Navient Corp 5% 3/15/2027		1,150,000	1,141,656
Navient Corp 5.5% 3/15/2029 (t)		1,450,000	1,433,703
Navient Corp 5.625% 8/1/2033		735,000	671,115
Navient Corp 7.875% 6/15/2032 (t)		2,460,000	2,595,681
OneMain Finance Corp 3.5% 1/15/2027		1,973,000	1,930,865
OneMain Finance Corp 3.875% 9/15/2028		4,655,000	4,462,278
OneMain Finance Corp 6.125% 5/15/2030		2,225,000	2,256,793
OneMain Finance Corp 6.625% 5/15/2029 (t)		2,910,000	2,992,315
OneMain Finance Corp 6.75% 3/15/2032		1,015,000	1,039,083
OneMain Finance Corp 7.125% 11/15/2031		850,000	883,119
OneMain Finance Corp 7.125% 3/15/2026		1,782,000	1,801,634
OneMain Finance Corp 7.125% 9/15/2032		920,000	957,959
PRA Group Inc 8.875% 1/31/2030 (d)		2,278,000	2,392,715
RFNA LP 7.875% 2/15/2030 (d)		1,700,000	1,759,415
SLM Corp 6.5% 1/31/2030		2,125,000	2,223,821
Synchrony Financial 3.95% 12/1/2027		24,512,000	24,180,709
			399,443,995
Financial Services - 0.5%
Azorra Finance Ltd 7.25% 1/15/2031 (d)		2,094,000	2,162,681
Block Inc 3.5% 6/1/2031 (t)		4,689,000	4,331,722
Block Inc 5.625% 8/15/2030 (d)		2,090,000	2,136,401
Block Inc 6% 8/15/2033 (d)		1,650,000	1,693,973
Block Inc 6.5% 5/15/2032		5,885,000	6,097,619
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		4,425,000	4,694,651
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)		2,215,000	2,263,730
Clue Opco LLC 9.5% 10/15/2031 (d)(t)		1,567,000	1,668,235
Corebridge Financial Inc 3.65% 4/5/2027		24,155,000	23,932,867
Corebridge Financial Inc 3.85% 4/5/2029		9,902,000	9,760,497
Corebridge Financial Inc 3.9% 4/5/2032		11,788,000	11,147,778
Corebridge Financial Inc 4.35% 4/5/2042		2,681,000	2,255,794
Equitable Holdings Inc 4.572% 2/15/2029 (d)		4,941,000	4,948,171
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		3,515,000	3,479,442
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		6,105,000	5,138,207
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027 (t)		5,391,000	5,259,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		4,687,000	4,679,224
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		2,780,000	2,648,326
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		395,000	392,670
Jackson Financial Inc 3.125% 11/23/2031		2,681,000	2,422,878
Jackson Financial Inc 5.17% 6/8/2027		10,301,000	10,433,662
Jackson Financial Inc 5.67% 6/8/2032		11,039,000	11,425,122
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		33,235,000	29,432,285
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		9,085,000	8,373,348
Jefferson Capital Holdin 8.25% 5/15/2030 (d)		2,415,000	2,528,778
NFE Financing LLC 12% 11/15/2029 (d)		12,065,797	4,434,180
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)		2,225,000	2,240,182
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)		2,130,000	2,176,336
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		2,395,000	2,452,090
Pine Street Trust II 5.568% 2/15/2049 (d)		19,200,000	17,654,686
Rocket Cos Inc 6.125% 8/1/2030 (d)		3,715,000	3,822,549
Rocket Cos Inc 6.375% 8/1/2033 (d)		3,865,000	4,010,808
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		3,320,000	3,442,392
UWM Holdings LLC 6.625% 2/1/2030 (d)		3,995,000	4,058,389
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		1,755,000	1,825,919
WEX Inc 6.5% 3/15/2033 (d)		3,495,000	3,575,957
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		5,535,000	5,757,380
			218,757,929
Insurance - 0.3%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)		760,000	731,980
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)		930,000	954,185
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		810,000	839,235
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		780,000	810,199
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		810,000	851,667
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		500,000	511,113
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		3,269,000	3,334,684
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		1,510,000	1,555,655
AmWINS Group Inc 4.875% 6/30/2029 (d)		2,420,000	2,360,885
AmWINS Group Inc 6.375% 2/15/2029 (d)		1,170,000	1,199,118
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		3,855,000	4,000,649
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		42,017,000	39,284,469
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)		8,055,000	8,102,766
Marsh & McLennan Cos Inc 4.375% 3/15/2029		12,747,000	12,857,948
Unum Group 3.875% 11/5/2025		13,752,000	13,721,478
Unum Group 4% 6/15/2029		15,636,000	15,404,256
Unum Group 4.046% 8/15/2041 (d)		1,112,000	884,183
Unum Group 5.75% 8/15/2042		15,440,000	15,019,018
Western-Southern Global Funding 4.9% 5/1/2030 (d)		9,668,000	9,855,897
			132,279,385
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 8% 4/1/2029 (d)		1,000,000	1,023,685
Rithm Capital Corp 8% 7/15/2030 (d)		995,000	1,015,865
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		490,000	482,504
Starwood Property Trust Inc 6% 4/15/2030 (d)		1,770,000	1,798,414
Starwood Property Trust Inc 6.5% 10/15/2030 (d)		700,000	722,600
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		2,155,000	2,236,640
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		1,245,000	1,304,703
			8,584,411
TOTAL FINANCIALS			2,980,170,141

Health Care - 1.1%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		3,360,000	2,813,129
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (d)		2,521,000	2,404,571
Avantor Funding Inc 4.625% 7/15/2028 (d)		1,177,000	1,158,388
Insulet Corp 6.5% 4/1/2033 (d)		983,000	1,019,124
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		8,400,000	8,629,278
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		1,647,000	1,731,233
			14,942,594
Health Care Providers & Services - 1.0%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)		1,760,000	1,832,836
Centene Corp 2.45% 7/15/2028		29,620,000	27,364,035
Centene Corp 2.625% 8/1/2031		13,830,000	11,720,599
Centene Corp 3.375% 2/15/2030		24,530,000	22,354,272
Centene Corp 4.25% 12/15/2027		15,485,000	15,121,940
Centene Corp 4.625% 12/15/2029		24,065,000	23,177,439
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		9,525,000	8,119,054
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		10,320,000	9,250,074
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		4,260,000	3,061,331
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)		4,057,000	3,225,309
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)		2,225,000	2,253,453
Cigna Group/The 3.05% 10/15/2027		10,400,000	10,180,963
CVS Health Corp 3% 8/15/2026		2,303,000	2,273,556
CVS Health Corp 3.625% 4/1/2027		7,027,000	6,960,024
CVS Health Corp 4.78% 3/25/2038		18,481,000	17,006,872
CVS Health Corp 5% 1/30/2029		10,678,000	10,882,235
CVS Health Corp 5.25% 1/30/2031		4,378,000	4,502,004
CVS Health Corp 6.75% 12/10/2054 (b)		4,267,000	4,325,492
CVS Health Corp 7% 3/10/2055 (b)		5,431,000	5,654,258
DaVita Inc 3.75% 2/15/2031 (d)(t)		1,165,000	1,063,066
DaVita Inc 4.625% 6/1/2030 (d)		6,320,000	6,084,418
DaVita Inc 6.75% 7/15/2033 (d)		3,240,000	3,358,027
DaVita Inc 6.875% 9/1/2032 (d)		3,355,000	3,470,855
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		3,607,000	3,335,013
HCA Inc 3.5% 9/1/2030		20,891,000	19,910,049
HCA Inc 3.625% 3/15/2032		3,086,000	2,870,108
HCA Inc 5.5% 6/1/2033		18,000,000	18,497,538
HCA Inc 5.625% 9/1/2028		16,701,000	17,224,113
HCA Inc 5.875% 2/1/2029		15,195,000	15,838,569
Humana Inc 3.7% 3/23/2029		9,378,000	9,191,332
LifePoint Health Inc 10% 6/1/2032 (d)		1,436,000	1,478,926
ModivCare Inc 5% 10/1/2029 (d)		950,000	2,047
Molina Healthcare Inc 6.25% 1/15/2033 (d)		6,640,000	6,687,224
Owens & Minor Inc 4.5% 3/31/2029 (d)(t)		1,415,000	1,201,793
Owens & Minor Inc 6.625% 4/1/2030 (d)		1,875,000	1,626,436
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		2,355,000	2,329,623
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		2,335,000	2,409,510
Radiology Partners Inc 8.5% 7/15/2032 (d)		1,195,000	1,219,928
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(d)		269,548	262,809
Sabra Health Care LP 3.2% 12/1/2031		36,074,000	32,595,241
Select Medical Corp 6.25% 12/1/2032 (d)(t)		4,055,000	4,078,447
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		1,167,000	1,210,282
Team Health Holdings Inc 8.375% 6/30/2028 (d)		1,985,000	2,009,356
Tenet Healthcare Corp 4.25% 6/1/2029 (t)		1,905,000	1,854,561
Tenet Healthcare Corp 4.375% 1/15/2030 (t)		3,910,000	3,796,884
Tenet Healthcare Corp 4.625% 6/15/2028		3,510,000	3,470,167
Tenet Healthcare Corp 6.125% 10/1/2028		4,115,000	4,117,971
Tenet Healthcare Corp 6.125% 6/15/2030		3,116,000	3,163,591
Tenet Healthcare Corp 6.75% 5/15/2031 (t)		665,000	691,174
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		6,970,000	7,027,783
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		4,786,000	4,911,513
			376,254,100
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (d)		4,770,000	4,916,997
IQVIA Inc 6.5% 5/15/2030 (d)		1,645,000	1,705,783
			6,622,780
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		1,465,000	1,388,881
Charles River Laboratories International Inc 4% 3/15/2031 (d)		1,465,000	1,355,278
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		1,135,000	1,108,419
			3,852,578
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (d)		6,899,000	7,163,584
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (d)		1,110,000	1,142,096
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		1,370,000	1,366,575
Bausch Health Cos Inc 11% 9/30/2028 (d)		2,005,000	2,102,744
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		2,850,000	2,572,125
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		1,130,000	822,764
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		4,279,000	4,454,905
Mylan Inc 4.55% 4/15/2028		13,507,000	13,423,211
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		3,885,000	3,720,456
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(t)		3,640,000	3,119,057
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		1,520,000	1,439,013
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)(t)		1,015,000	915,026
Utah Acquisition Sub Inc 3.95% 6/15/2026		4,272,000	4,247,111
			46,488,667
TOTAL HEALTH CARE			450,973,848

Industrials - 0.9%
Aerospace & Defense - 0.4%
Axon Enterprise Inc 6.125% 3/15/2030 (d)		2,815,000	2,892,190
Axon Enterprise Inc 6.25% 3/15/2033 (d)		2,800,000	2,894,388
Boeing Co 3.55% 3/1/2038		2,570,000	2,102,178
Boeing Co 5.15% 5/1/2030		18,842,000	19,326,812
Boeing Co 5.705% 5/1/2040		13,710,000	13,756,354
Boeing Co 5.805% 5/1/2050		3,812,000	3,665,760
Boeing Co 5.93% 5/1/2060		13,710,000	13,164,642
Boeing Co 6.259% 5/1/2027		3,585,000	3,689,026
Boeing Co 6.298% 5/1/2029		8,683,000	9,220,696
Boeing Co 6.388% 5/1/2031		6,576,000	7,141,996
Boeing Co 6.528% 5/1/2034		7,038,000	7,707,640
Boeing Co 6.858% 5/1/2054		10,596,000	11,619,506
Boeing Co 7.008% 5/1/2064		10,000,000	11,079,831
BWX Technologies Inc 4.125% 6/30/2028 (d)		3,765,000	3,678,054
OneSky Flight LLC 8.875% 12/15/2029 (d)		2,305,000	2,421,605
TransDigm Inc 6% 1/15/2033 (d)		1,260,000	1,274,146
TransDigm Inc 6.25% 1/31/2034 (d)(t)		740,000	759,278
TransDigm Inc 6.375% 3/1/2029 (d)		4,955,000	5,073,093
TransDigm Inc 6.375% 5/31/2033 (d)		3,260,000	3,303,322
TransDigm Inc 6.625% 3/1/2032 (d)		1,410,000	1,451,869
TransDigm Inc 6.75% 1/31/2034 (d)		3,820,000	3,943,240
TransDigm Inc 6.75% 8/15/2028 (d)		2,305,000	2,351,100
TransDigm Inc 7.125% 12/1/2031 (d)		415,000	432,578
			132,949,304
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)(t)		8,902,000	9,225,597
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		2,280,000	2,393,648
			11,619,245
Building Products - 0.1%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (d)		2,215,000	2,285,465
Builders FirstSource Inc 4.25% 2/1/2032 (d)		2,840,000	2,669,372
Builders FirstSource Inc 6.375% 3/1/2034 (d)		1,250,000	1,287,414
Builders FirstSource Inc 6.75% 5/15/2035 (d)(t)		5,290,000	5,516,695
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)		2,355,000	2,266,034
Carrier Global Corp 5.9% 3/15/2034		2,545,000	2,712,991
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		1,285,000	989,450
Cornerstone Building Brands Inc 9.5% 8/15/2029 (d)		1,195,000	1,150,149
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		6,150,000	6,316,211
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		1,200,000	1,241,220
JELD-WEN Inc 4.875% 12/15/2027 (d)		1,170,000	1,151,112
JH North America Holdings Inc 6.125% 7/31/2032 (d)		175,000	177,621
Masterbrand Inc 7% 7/15/2032 (d)		1,135,000	1,175,750
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		1,055,000	1,087,560
Standard Building Solutions Inc 6.25% 8/1/2033 (d)		4,640,000	4,735,634
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		2,255,000	2,327,412
			37,090,090
Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		2,390,000	2,363,610
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)		2,895,000	2,981,494
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		4,355,000	4,576,561
Artera Services LLC 8.5% 2/15/2031 (d)		11,760,000	10,276,296
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		6,987,000	6,859,735
Clean Harbors Inc 6.375% 2/1/2031 (d)(t)		945,000	968,389
CoreCivic Inc 4.75% 10/15/2027		5,540,000	5,444,801
CoreCivic Inc 8.25% 4/15/2029		4,585,000	4,852,617
GEO Group Inc/The 10.25% 4/15/2031		3,415,000	3,764,604
GEO Group Inc/The 8.625% 4/15/2029		3,460,000	3,661,279
GFL Environmental Inc 3.5% 9/1/2028 (d)		1,685,000	1,632,065
GFL Environmental Inc 6.75% 1/15/2031 (d)		405,000	422,792
Neptune Bidco US Inc 9.29% 4/15/2029 (d)(t)		5,055,000	5,017,088
OT Midco Inc 10% 2/15/2030 (d)		4,121,000	2,815,578
Reworld Holding Corp 4.875% 12/1/2029 (d)		3,383,000	3,271,130
Waste Pro USA Inc 7% 2/1/2033 (d)		2,100,000	2,195,825
Williams Scotsman Inc 6.625% 4/15/2030 (d)		1,385,000	1,433,579
Williams Scotsman Inc 6.625% 6/15/2029 (d)		2,005,000	2,054,044
			64,591,487
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (d)		4,420,000	4,511,295
Amsted Industries Inc 6.375% 3/15/2033 (d)		2,400,000	2,458,284
Pike Corp 5.5% 9/1/2028 (d)		2,108,000	2,108,611
Pike Corp 8.625% 1/31/2031 (d)		3,545,000	3,793,565
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		4,934,000	5,044,472
			17,916,227
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)		1,735,000	1,661,829
WESCO Distribution Inc 6.375% 3/15/2033 (d)(t)		3,585,000	3,718,419
			5,380,248
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)		1,665,000	1,737,889
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		4,530,000	4,606,109
XPO Inc 6.25% 6/1/2028 (d)		90,000	91,563
XPO Inc 7.125% 2/1/2032 (d)(t)		3,430,000	3,597,577
XPO Inc 7.125% 6/1/2031 (d)		940,000	978,470
			11,011,608
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		1,650,000	1,613,445
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		1,880,000	1,976,707
			3,590,152
Machinery - 0.0%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(d)		4,450,000	4,723,475
Chart Industries Inc 7.5% 1/1/2030 (d)		256,000	268,310
Enpro Inc 6.125% 6/1/2033 (d)		2,680,000	2,734,715
			7,726,500
Passenger Airlines - 0.0%
American Airlines Inc 7.25% 2/15/2028 (d)(t)		950,000	974,635
American Airlines Inc 8.5% 5/15/2029 (d)		1,870,000	1,959,659
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		233,250	233,427
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (d)		49,625	49,566
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		3,660,000	3,636,920
			6,854,207
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		2,783,000	2,902,538
CACI International Inc 6.375% 6/15/2033 (d)		3,885,000	4,007,153
Paychex Inc 5.1% 4/15/2030		2,986,000	3,073,344
Paychex Inc 5.35% 4/15/2032		4,153,000	4,296,039
Paychex Inc 5.6% 4/15/2035		3,253,000	3,366,916
TriNet Group Inc 3.5% 3/1/2029 (d)		4,675,000	4,377,301
Verisk Analytics Inc 4.5% 8/15/2030		8,183,000	8,215,935
Verisk Analytics Inc 5.125% 2/15/2036		18,396,000	18,275,055
			48,514,281
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7% 6/15/2032 (d)		1,005,000	1,048,873
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)(t)		2,285,000	2,428,843
Herc Holdings Inc 7% 6/15/2030 (d)		4,130,000	4,298,314
Herc Holdings Inc 7.25% 6/15/2033 (d)		3,075,000	3,225,632
QXO Building Products Inc 6.75% 4/30/2032 (d)		7,035,000	7,265,781
United Rentals North America Inc 6.125% 3/15/2034 (d)		3,670,000	3,801,313
			22,068,756
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (d)		2,080,000	2,155,477
TOTAL INDUSTRIALS			371,467,582

Information Technology - 0.7%
Communications Equipment - 0.0%
Viasat Inc 6.5% 7/15/2028 (d)		1,175,000	1,142,410
Viasat Inc 7.5% 5/30/2031 (d)		1,268,000	1,190,314
			2,332,724
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (d)(t)		3,545,000	3,483,864
Dell International LLC / EMC Corp 6.2% 7/15/2030		8,040,000	8,643,824
Insight Enterprises Inc 6.625% 5/15/2032 (d)		1,735,000	1,786,295
Lightning Power LLC 7.25% 8/15/2032 (d)		2,020,000	2,142,921
Sensata Technologies Inc 3.75% 2/15/2031 (d)		950,000	873,174
Sensata Technologies Inc 6.625% 7/15/2032 (d)		2,105,000	2,174,130
TTM Technologies Inc 4% 3/1/2029 (d)		1,165,000	1,114,495
			20,218,703
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		3,830,000	3,726,942
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		2,250,000	2,317,500
ASGN Inc 4.625% 5/15/2028 (d)		1,705,000	1,668,683
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		5,675,000	5,649,503
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		1,350,000	1,345,027
CoreWeave Inc 9% 2/1/2031 (d)		5,195,000	5,143,031
CoreWeave Inc 9.25% 6/1/2030 (d)		3,795,000	3,808,605
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		2,815,000	2,666,919
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		3,055,000	3,042,828
			29,369,038
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (d)		6,532,000	6,214,319
Broadcom Inc 2.45% 2/15/2031 (d)		63,710,000	57,602,050
Broadcom Inc 2.6% 2/15/2033 (d)		92,472,000	79,922,763
Broadcom Inc 3.419% 4/15/2033 (d)		5,015,000	4,570,193
Entegris Inc 3.625% 5/1/2029 (d)		1,525,000	1,437,436
Entegris Inc 4.75% 4/15/2029 (d)		6,260,000	6,170,026
Entegris Inc 5.95% 6/15/2030 (d)		6,100,000	6,178,404
ON Semiconductor Corp 3.875% 9/1/2028 (d)		2,285,000	2,220,373
Wolfspeed Inc 7.9583% 6/23/2030 (d)(e)(f)(i)		1,329,524	1,326,200
			165,641,764
Software - 0.1%
Cloud Software Group Inc 6.625% 8/15/2033 (d)		1,110,000	1,125,344
Cloud Software Group Inc 8.25% 6/30/2032 (d)(t)		4,414,000	4,719,131
Cloud Software Group Inc 9% 9/30/2029 (d)		11,063,000	11,532,401
Fair Isaac Corp 6% 5/15/2033 (d)		4,140,000	4,195,551
Fiserv Funding ULC 3.5% 6/15/2032	EUR	1,000,000	1,161,066
Gen Digital Inc 6.25% 4/1/2033 (d)		2,890,000	2,971,793
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)(t)		1,681,000	1,724,760
Rackspace Finance LLC 3.5% 5/15/2028 (d)		3,657,300	1,733,314
UKG Inc 6.875% 2/1/2031 (d)		2,260,000	2,336,976
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		6,415,000	6,382,027
			37,882,363
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)		2,400,000	2,331,015
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		1,565,000	1,583,667
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)		850,000	902,866
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)		1,045,000	1,108,942
Western Digital Corp 4.75% 2/15/2026		518,000	516,785
			6,443,275
TOTAL INFORMATION TECHNOLOGY			261,887,867

Materials - 0.5%
Chemicals - 0.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		5,724,443	5,080,443
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		970,000	1,020,834
Celanese US Holdings LLC 6.5% 4/15/2030		1,635,000	1,649,898
Celanese US Holdings LLC 6.75% 4/15/2033		3,725,000	3,751,872
Celanese US Holdings LLC 6.85% 11/15/2028 (b)		13,022,000	13,571,346
Celanese US Holdings LLC 6.879% 7/15/2032 (b)		15,000,000	15,494,506
Celanese US Holdings LLC 7.05% 11/15/2030 (b)		13,200,000	13,724,661
Celanese US Holdings LLC 7.2% 11/15/2033 (b)		7,713,000	8,025,484
Chemours Co/The 4.625% 11/15/2029 (d)		2,165,000	1,933,228
Chemours Co/The 5.75% 11/15/2028 (d)		3,650,000	3,514,632
Chemours Co/The 8% 1/15/2033 (d)		2,195,000	2,147,186
GPD Cos Inc 12.5% 12/31/2029 (d)		1,523,685	1,275,701
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)		4,575,000	4,530,319
Mativ Holdings Inc 8% 10/1/2029 (d)		2,357,000	2,332,921
Methanex US Operations Inc 6.25% 3/15/2032 (d)(t)		3,170,000	3,198,749
Olin Corp 5% 2/1/2030 (t)		6,225,000	6,042,217
Olin Corp 6.625% 4/1/2033 (d)		3,885,000	3,879,962
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		3,709,000	3,617,444
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		1,865,000	1,904,333
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		5,305,000	5,561,513
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)		2,325,000	2,309,302
Tronox Inc 4.625% 3/15/2029 (d)(t)		6,580,000	4,857,569
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		5,745,000	5,375,199
WR Grace Holdings LLC 6.625% 8/15/2032 (d)		3,335,000	3,325,662
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		770,000	783,751
			118,908,732
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		9,410,000	9,705,013
Quikrete Holdings Inc 6.75% 3/1/2033 (d)(t)		3,220,000	3,337,633
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		3,350,000	3,357,618
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		2,540,000	2,709,575
			19,109,839
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		3,365,000	3,087,839
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		1,104,000	1,103,998
Ball Corp 5.5% 9/15/2033		1,110,000	1,123,405
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		1,175,000	1,191,832
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)		3,105,000	3,190,279
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		2,220,000	2,282,382
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)		2,575,000	2,653,599
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (d)		3,370,000	3,408,772
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		945,000	945,294
Graphic Packaging International LLC 3.75% 2/1/2030 (d)(t)		1,190,000	1,117,580
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		2,070,000	2,103,217
Sealed Air Corp 5% 4/15/2029 (d)		1,125,000	1,115,831
Sealed Air Corp 6.5% 7/15/2032 (d)		1,220,000	1,261,978
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)		1,770,000	1,863,461
			26,449,467
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		7,785,000	8,211,011
Alumina Pty Ltd 6.375% 9/15/2032 (d)		4,180,000	4,263,015
Century Aluminum Co 6.875% 8/1/2032 (d)		2,210,000	2,258,797
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		2,200,000	2,187,124
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		1,240,000	1,235,490
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		1,160,000	1,175,936
Commercial Metals Co 3.875% 2/15/2031		1,150,000	1,067,484
Commercial Metals Co 4.125% 1/15/2030		2,295,000	2,194,354
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)		205,000	192,311
Novelis Corp 3.875% 8/15/2031 (d)		955,000	866,086
Novelis Corp 6.375% 8/15/2033 (d)		1,110,000	1,121,402
Novelis Corp 6.875% 1/30/2030 (d)		4,095,000	4,249,025
Vibrantz Technologies Inc 9% 2/15/2030 (d)		2,155,000	1,142,150
			30,164,185
TOTAL MATERIALS			194,632,223

Real Estate - 1.9%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		3,794,000	3,805,944
Piedmont Operating Partnership LP 2.75% 4/1/2032		5,512,000	4,659,428
Safehold GL Holdings LLC 6.1% 4/1/2034		4,551,000	4,773,082
Store Capital LLC 2.7% 12/1/2031		7,899,000	6,875,299
Store Capital LLC 2.75% 11/18/2030		7,730,000	6,975,986
Store Capital LLC 4.625% 3/15/2029		5,948,000	5,904,398
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		3,335,000	3,065,321
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		5,305,000	5,582,080
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		5,736,000	5,462,970
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		6,220,000	6,116,183
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)		199,000	198,113
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)		470,000	465,039
VICI Properties LP 4.75% 2/15/2028		21,253,000	21,419,930
VICI Properties LP 4.75% 4/1/2028		5,485,000	5,544,637
VICI Properties LP 4.95% 2/15/2030		33,145,000	33,516,521
VICI Properties LP 5.125% 5/15/2032		18,569,000	18,633,764
VICI Properties LP 5.75% 4/1/2034		74,000	76,101
Vornado Realty LP 2.15% 6/1/2026		6,904,000	6,753,757
WP Carey Inc 3.85% 7/15/2029		4,522,000	4,447,773
WP Carey Inc 4.25% 7/23/2032	EUR	800,000	970,102
			145,246,428
Health Care REITs - 0.7%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		2,860,000	2,784,538
Healthcare Realty Holdings LP 3.1% 2/15/2030		4,838,000	4,546,984
Healthcare Realty Holdings LP 3.5% 8/1/2026		5,039,000	4,994,375
Healthpeak OP LLC 3.25% 7/15/2026		2,056,000	2,036,928
Healthpeak OP LLC 3.5% 7/15/2029		2,351,000	2,284,261
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		3,795,000	2,671,900
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		3,150,000	2,483,022
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (t)		11,119,000	10,539,561
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)(t)		3,590,000	3,763,860
Omega Healthcare Investors Inc 3.25% 4/15/2033		27,200,000	23,670,113
Omega Healthcare Investors Inc 3.375% 2/1/2031		10,332,000	9,552,071
Omega Healthcare Investors Inc 3.625% 10/1/2029		39,642,000	37,939,581
Omega Healthcare Investors Inc 4.5% 4/1/2027		32,478,000	32,513,631
Omega Healthcare Investors Inc 4.75% 1/15/2028		18,782,000	18,933,836
Omega Healthcare Investors Inc 5.25% 1/15/2026		18,623,000	18,624,493
Ventas Realty LP 3% 1/15/2030		28,128,000	26,598,427
Ventas Realty LP 4% 3/1/2028		6,996,000	6,961,554
Ventas Realty LP 4.125% 1/15/2026		3,540,000	3,532,780
Ventas Realty LP 4.75% 11/15/2030		39,136,000	39,486,748
			253,918,663
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(t)		2,335,000	2,411,746
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		7,113,000	6,472,232
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		15,144,000	14,072,745
Boston Properties LP 4.5% 12/1/2028		12,665,000	12,672,800
Boston Properties LP 6.75% 12/1/2027		16,978,000	17,864,811
COPT Defense Properties LP 2% 1/15/2029		2,119,000	1,956,703
COPT Defense Properties LP 2.25% 3/15/2026		6,484,000	6,392,385
COPT Defense Properties LP 2.75% 4/15/2031		6,131,000	5,526,296
Hudson Pacific Properties LP 4.65% 4/1/2029		27,154,000	24,956,791
			83,442,531
Real Estate Management & Development - 0.3%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		1,545,000	1,517,786
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)(t)		1,279,600	1,259,738
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		568,000	497,761
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		1,350,000	1,250,802
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)(t)		2,150,000	2,283,861
Brandywine Operating Partnership LP 3.95% 11/15/2027		14,429,000	14,048,875
Brandywine Operating Partnership LP 4.55% 10/1/2029		15,790,000	15,141,603
Brandywine Operating Partnership LP 8.3% 3/15/2028		22,792,000	24,237,173
CBRE Services Inc 2.5% 4/1/2031		21,262,000	19,110,084
Essex Portfolio LP 5.5% 4/1/2034		1,506,000	1,554,290
Forestar Group Inc 6.5% 3/15/2033 (d)		3,730,000	3,797,804
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		1,425,000	1,363,113
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		895,000	833,589
Kennedy-Wilson Inc 4.75% 2/1/2030 (t)		2,735,000	2,563,734
Tanger Properties LP 2.75% 9/1/2031		16,274,000	14,505,200
Tanger Properties LP 3.125% 9/1/2026		8,723,000	8,588,811
			112,554,224
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		2,770,000	2,446,376
American Homes 4 Rent LP 3.625% 4/15/2032		10,838,000	10,082,194
American Homes 4 Rent LP 5.5% 2/1/2034		4,006,000	4,113,783
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		16,951,000	16,214,536
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		2,192,000	2,248,195
Sun Communities Operating LP 2.3% 11/1/2028		6,226,000	5,891,468
Sun Communities Operating LP 2.7% 7/15/2031		15,891,000	14,382,243
Sun Communities Operating LP 4.2% 4/15/2032		473,000	454,432
			55,833,227
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		19,581,000	19,188,277
Brixmor Operating Partnership LP 4.125% 5/15/2029		18,497,000	18,332,303
Brixmor Operating Partnership LP 4.125% 6/15/2026		15,162,000	15,118,244
Kite Realty Group Trust 4.75% 9/15/2030		1,467,000	1,471,769
NNN REIT Inc 5.6% 10/15/2033		2,219,000	2,307,767
Realty Income Corp 2.2% 6/15/2028		3,122,000	2,973,583
Realty Income Corp 3.375% 6/20/2031	EUR	2,900,000	3,411,919
Realty Income Corp 3.4% 1/15/2028		6,031,000	5,954,208
Simon Property Group LP 2.45% 9/13/2029		6,352,000	5,959,026
			74,717,096
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	3,600,000	4,275,486
American Tower Corp 5.45% 2/15/2034		1,200,000	1,237,398
American Tower Corp 5.55% 7/15/2033		1,450,000	1,505,581
Iron Mountain Inc 6.25% 1/15/2033 (d)		1,565,000	1,601,451
Millrose Properties Inc 6.375% 8/1/2030 (d)		2,215,000	2,234,935
			10,854,851
TOTAL REAL ESTATE			745,450,998

Utilities - 0.8%
Electric Utilities - 0.5%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		475,000	427,606
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)(t)		3,765,000	3,463,071
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		660,000	652,646
Cleco Corporate Holdings LLC 3.375% 9/15/2029		12,555,000	11,725,810
Duke Energy Corp 2.45% 6/1/2030		10,750,000	9,882,418
Duke Energy Corp 3.85% 6/15/2034	EUR	4,500,000	5,219,784
Duke Energy Corp 4.5% 8/15/2032		8,000,000	7,893,329
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		5,172,000	4,617,996
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		16,845,000	14,814,767
Edison International 6.25% 3/15/2030		1,162,000	1,208,734
Edison International 7.875% 6/15/2054 (b)		1,715,000	1,695,387
Edison International 8.125% 6/15/2053 (b)		2,983,000	2,984,062
Exelon Corp 3.35% 3/15/2032		16,412,000	15,237,045
Exelon Corp 4.05% 4/15/2030		6,798,000	6,724,167
Exelon Corp 5.3% 3/15/2033		10,000,000	10,322,023
IPALCO Enterprises Inc 4.25% 5/1/2030		8,975,000	8,765,939
NRG Energy Inc 3.375% 2/15/2029 (d)		2,965,000	2,809,195
NRG Energy Inc 3.625% 2/15/2031 (d)		1,230,000	1,134,564
NRG Energy Inc 5.25% 6/15/2029 (d)		2,695,000	2,687,005
NRG Energy Inc 5.75% 7/15/2029 (d)		2,420,000	2,419,061
NRG Energy Inc 6% 2/1/2033 (d)		3,990,000	4,043,717
NRG Energy Inc 6.25% 11/1/2034 (d)(t)		2,885,000	2,957,838
PacifiCorp 7.375% 9/15/2055 (b)		3,434,000	3,563,327
PG&E Corp 5% 7/1/2028 (t)		677,000	669,290
PG&E Corp 5.25% 7/1/2030		10,216,000	9,956,199
PG&E Corp 7.375% 3/15/2055 (b)		4,251,000	4,218,626
Southern Co/The 1.875% 9/15/2081 (b)	EUR	7,100,000	7,989,397
Vistra Operations Co LLC 6.875% 4/15/2032 (d)		2,270,000	2,382,381
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		3,175,000	3,373,377
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(t)		1,441,000	1,471,744
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		2,205,000	2,305,841
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		2,190,000	2,309,657
			159,926,003
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031		23,060,000	20,661,035
AES Corp/The 3.95% 7/15/2030 (d)		28,974,000	27,961,993
AES Corp/The 6.95% 7/15/2055 (b)		2,373,000	2,295,840
Alpha Generation LLC 6.75% 10/15/2032 (d)		1,280,000	1,319,649
Calpine Corp 4.625% 2/1/2029 (d)		1,503,000	1,484,993
Calpine Corp 5.125% 3/15/2028 (d)		1,755,000	1,753,713
Sunnova Energy Corp 5.875% (d)(f)		5,476,000	16,428
			55,493,651
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029		31,524,000	30,077,227
NiSource Inc 5.8% 2/1/2042		4,036,000	4,144,399
NiSource Inc 5.95% 6/15/2041		5,760,000	5,853,142
Puget Energy Inc 4.1% 6/15/2030		21,032,000	20,503,996
Puget Energy Inc 4.224% 3/15/2032		21,626,000	20,509,192
Sempra 6% 10/15/2039		9,562,000	9,764,553
			90,852,509
TOTAL UTILITIES			306,272,163

TOTAL UNITED STATES			7,176,429,108
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		520,000	538,525
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (d)		1,800,000	1,872,900
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		855,000	902,983
Navoiyuran State Enterprise 6.7% 7/2/2030 (d)		1,360,000	1,361,700

TOTAL UZBEKISTAN			4,676,108
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (d)(f)		172,000	29,472
Petroleos de Venezuela SA 5.375% (f)(s)		621,100	93,426
Petroleos de Venezuela SA 6% (d)(f)		4,107,669	616,151
Petroleos de Venezuela SA 6% (d)(f)		3,540,167	532,547

TOTAL VENEZUELA			1,271,596
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		1,700,778	1,680,028
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)		2,960,000	2,988,567
First Quantum Minerals Ltd 8% 3/1/2033 (d)		1,835,000	1,905,706
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		725,000	755,813
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		4,238,000	4,491,856

TOTAL ZAMBIA			10,141,942
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,891,646,481)			9,815,388,373

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc Series H, 7.125%	19,755	427,498
DigitalBridge Group Inc Series I, 7.15%	24,500	528,710
		956,208
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc Series F, 6.25% (b)	40,700	903,540
Franklin BSP Realty Trust Inc 7.5%	34,000	714,340
MFA Financial Inc 7.5%	24,975	540,711
		2,158,591
TOTAL FINANCIALS		3,114,799

Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10%	55,700	4,414,225
Strategy Inc 9%	25,400	2,482,850
		6,897,075
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co 8.25%	12,600	320,501
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.875% Series B	30,100	692,300
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	289	5,247
Specialized REITs - 0.0%
National Storage Affiliates Trust Series A, 6%	12,600	284,004
TOTAL REAL ESTATE		1,302,052

TOTAL UNITED STATES		11,313,926
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $11,403,413)		11,313,926

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (m)(s)		2,363,000	2,369,978
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(m)		3,005,000	3,101,831
TOTAL BRAZIL			5,471,809
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (b)(d)(m)		1,070,000	1,148,869
Banco de Credito e Inversiones SA 8.75% (b)(d)(m)		1,075,000	1,167,135
Banco del Estado de Chile 7.95% (b)(d)(m)		935,000	1,020,642

TOTAL CHILE			3,336,646
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(m)(s)	EUR	6,840,000	7,270,690
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(m)(s)	EUR	2,550,000	3,305,748
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (b)(d)(m)		2,375,000	2,449,951
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (b)(m)(s)	EUR	9,000,000	10,365,011
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown Finance Sarl 7.875% (b)(m)		13,000,000	13,541,943
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(c)(m)(s)	EUR	6,200,000	7,322,259
Grand City Properties SA 1.5% (b)(m)(s)	EUR	4,600,000	5,239,966
			26,104,168
TOTAL GERMANY			36,469,179
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (b)(m)(s)		2,030,000	2,011,329
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (b)(d)(m)		645,000	645,861
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(d)(m)		835,000	815,486
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(d)(m)		2,633,000	2,706,988
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(d)(m)		740,000	768,402
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(d)		1,500,000	1,471,903
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(d)		885,000	975,492
			5,922,785
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (b)(d)(m)		4,435,000	4,511,573
Cemex SAB de CV 7.2% (b)(d)(m)		1,720,000	1,799,015
			6,310,588
TOTAL MEXICO			12,233,373
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(d)(e)(f)(m)		715,000	35,750
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (b)(m)(s)		1,225,000	1,195,623
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (b)(m)(s)	EUR	600,000	704,446
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(f)(m)(s)	EUR	5,240,000	4,413,952

TOTAL SWEDEN			5,118,398
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(e)(f)(m)(s)		15,540,000	1,320,900
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (b)(m)(s)		2,800,000	2,826,904
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (b)(m)(s)	EUR	9,250,000	10,978,249
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (b)(m)(s)	GBP	1,600,000	2,319,286
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (b)(m)(s)	GBP	2,040,000	1,931,893
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(m)(s)	GBP	3,300,000	4,484,018
TOTAL UNITED KINGDOM			19,713,446
UNITED STATES - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (b)(m)		3,955,000	3,941,516
Energy Transfer LP Series G, 7.125% (b)(m)		1,145,000	1,199,148
Mesquite Energy Inc 7.25% (e)(f)(m)		7,883,000	788
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (b)(c)(m)		9,803,000	9,846,291
			14,987,743
Financials - 0.1%
Banks - 0.1%
Bank of America Corp 6.25% (b)(m)		2,215,000	2,231,656
BW Real Estate Inc 9.5% (b)(d)(m)		3,280,000	3,379,402
Citigroup Inc 6.875% (b)(m)		1,985,000	2,034,849
			7,645,907
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (b)(m)		3,304,000	3,020,225
Ally Financial Inc 4.7% (b)(m)		3,166,000	3,087,589
			6,107,814
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(e)(m)		1,217,497	1,254,182
TOTAL FINANCIALS			15,007,903

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (b)(m)		4,742,000	4,676,736
Aircastle Ltd 5.25% (b)(d)(m)		4,792,000	4,876,156
			9,552,892
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (b)(m)		795,000	728,911
TOTAL UNITED STATES			40,277,449
TOTAL PREFERRED SECURITIES (Cost $166,919,757)			144,498,542

U.S. Government Agency - Mortgage Securities - 28.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 28.5%
Fannie Mae 2% 11/1/2051	19,795,782	15,882,732
Fannie Mae 2.5% 1/1/2052	3,762,092	3,148,910
Fannie Mae 2.5% 4/1/2052	11,706,724	9,908,399
Fannie Mae 2.5% 4/1/2052	5,389,743	4,541,587
Fannie Mae 2.5% 5/1/2052	12,205,735	10,250,655
Fannie Mae 2.5% 6/1/2052	22,728,824	19,265,754
Fannie Mae 3% 6/1/2052	9,128,283	8,065,025
Fannie Mae 3.5% 12/1/2036	2,840,512	2,773,693
Fannie Mae 3.5% 5/1/2036	2,204,915	2,155,277
Fannie Mae 3.5% 7/1/2047	174,615	161,771
Fannie Mae 4% 2/1/2050	313,703	296,425
Fannie Mae 5.5% 2/1/2055	15,948,799	16,203,300
Fannie Mae 6.5% 7/1/2054	113,864	119,709
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	9,613	9,889
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	2,427	2,493
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	1,327	1,356
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	3,493	3,586
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	11,160	11,519
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	2,314	2,379
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.069% 5/1/2035 (b)(c)	16,774	17,218
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.464% 11/1/2036 (b)(c)	3,215	3,307
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (b)(c)	5,256	5,392
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (b)(c)	7,208	7,429
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.563% 6/1/2042 (b)(c)	13,579	14,129
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.753% 3/1/2040 (b)(c)	18,680	19,367
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.694% 7/1/2035 (b)(c)	4,094	4,211
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.211% 8/1/2041 (b)(c)	32,477	33,834
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (b)(c)	8,516	8,793
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	3,375	3,519
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (b)(c)	67,915	70,729
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 6.818% 12/1/2040 (b)(c)	442,788	461,212
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	6,627	6,875
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.505% 7/1/2041 (b)(c)	6,996	7,297
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(c)	22,769	23,751
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	6,188	6,448
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (b)(c)	12,980	13,408
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.33% 10/1/2041 (b)(c)	1,997	2,059
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	13,440	13,968
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.537% 10/1/2033 (b)(c)	26,985	27,468
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	5,055	5,175
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (b)(c)	13,932	14,229
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.235% 10/1/2033 (b)(c)	7,098	7,233
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.701% 7/1/2034 (b)(c)	7,930	8,117
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	9,497,641	8,534,371
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	8,962,903	8,034,261
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	2,224,701	1,861,839
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	32,033,207	24,312,067
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	1,928,647	1,466,185
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	7,960,370	7,153,013
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	7,581,731	6,812,777
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,108,539	3,691,843
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	151,894	136,488
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	103,912	93,373
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,813,402	1,520,126
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	15,682,064	13,006,872
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	7,998,995	7,187,721
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	105,286	94,607
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	3,332,921	2,791,553
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	1,400,231	1,256,029
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	225,891	202,628
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	221,263	198,476
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,887,452	1,578,280
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	25,892,569	19,651,541
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	291,352	261,348
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	287,662	258,038
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	93,373	83,757
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,928,234	1,611,222
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	3,191,550	2,422,273
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	346,536	263,009
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,901,380	1,705,568
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	300,473	269,529
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	12,337,908	9,360,178
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	156,978	140,812
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	480,265	364,504
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	318,094	285,136
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	312,372	280,203
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	856,437	650,005
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	704,444	541,032
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	223,071	199,958
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	319,638	286,520
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	133,773	101,488
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	331,410	297,072
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	11,332,662	8,601,088
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	4,338,874	3,291,696
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,042,960	791,570
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	9,741,299	7,806,595
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	108,033	86,576
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	17,187,615	13,881,433
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	7,484,646	6,007,489
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	449,007	359,690
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	4,044,459	3,728,786
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	932,910	812,463
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	12,317,068	10,605,179
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,595	15,171
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	5,129,196	4,115,303
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	4,800,094	3,897,756
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	16,154,685	13,057,292
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	12,027,162	9,736,188
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,970,828	4,023,968
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	130,333	104,162
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	27,019	21,505
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	34,691,466	30,175,258
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	11,842,017	10,205,429
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,430,192	5,544,606
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	5,147,886	4,438,172
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	3,021,476	2,432,716
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	18,636,792	15,086,793
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	11,752,431	9,499,098
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,509,353	2,804,689
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,782,074	1,428,696
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,025,093	819,258
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	736,121	588,311
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	293,775	236,347
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	77,764	62,271
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	73,715	58,913
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	7,613,255	7,011,897
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	23,179,700	20,128,951
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,263,690	1,101,922
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,821	12,883
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	813,681	653,349
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	97,919	78,563
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	12,032,386	9,725,375
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	8,300,117	6,693,144
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,825,466	4,708,530
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,208,914	2,597,669
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,592,690	2,095,585
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	117,116	93,600
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	25,662	20,509
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	3,372,376	3,299,143
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,803	13,716
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	3,945,917	3,393,078
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	3,009,360	2,409,795
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,676,128	1,345,330
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	188,535	150,973
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	56,957	45,716
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	13,561	10,884
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	17,638,240	14,157,185
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	7,531,036	6,032,955
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,219	14,068
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	11,603,774	9,973,590
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	74,918,658	59,992,359
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,860,942	1,490,180
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	94,910	76,179
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,395,094	1,934,377
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,358,701	1,900,563
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,321,434	1,879,239
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,137,595	1,715,722
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	5,534,448	4,796,889
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,103,117	965,176
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	85,601,890	68,547,134
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	25,671,538	20,572,955
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	12,576,376	10,070,742
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	6,721,080	5,438,725
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	352,053	281,912
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	31,968	25,599
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	27,412,092	23,725,878
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	27,761,033	24,109,511
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	48,735,090	39,025,432
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	6,984,868	6,044,202
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	805,554	704,270
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	1,846,201	1,482,992
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	942,581	754,198
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	86,633	69,102
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	3,163,866	2,929,777
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	6,099,121	5,271,260
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	4,108,242	3,566,829
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	3,891,037	3,356,394
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (u)(v)	47,115,957	37,831,951
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	3,482,188	2,811,272
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,276,939	1,843,220
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,616,095	2,903,558
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,363,956	1,100,309
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	671,186	542,917
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	494,332	396,617
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	229,838	184,406
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	66,599	53,434
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	56,280	45,155
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	5,423,165	5,021,914
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	16,150,062	14,070,614
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	5,996,126	5,178,845
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	773,949	667,927
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	136,373	109,501
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	1,583,656	1,267,149
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	819,033	655,342
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	101,985	81,602
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	1,529,108	1,223,503
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	888,324	710,785
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,561,773	1,507,790
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	270,956	260,550
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	22,074	21,220
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	9,939,912	9,386,260
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	22,916,608	19,453,572
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	4,034,676	3,385,891
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	13,815,846	11,602,863
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	5,903,976	4,932,464
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,707,128	2,259,126
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,093,181	917,737
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,746,848	1,688,359
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,535,362	1,482,850
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	27,371	26,338
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	1,050,372	969,409
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	3,896,750	3,491,677
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	31,259,683	26,506,580
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	19,753,184	16,502,754
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,677,781	2,250,535
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,491,120	2,090,542
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,515,058	1,271,907
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,006,158	971,731
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	82,796	79,556
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	11,422	10,977
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	4,924	4,748
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	4,432,600	4,163,542
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	3,302,238	2,972,057
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,085,078	2,750,344
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	788,369	704,681
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	3,913,364	3,329,335
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	22,009,927	18,388,145
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	13,662,872	11,529,897
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	9,302,987	7,812,861
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,085,504	5,954,996
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	2,803,777	2,705,874
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	83,822	80,525
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	78,472	75,460
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	18,175	17,489
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	9,202,992	7,728,882
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	8,314,140	7,016,181
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	7,343,563	6,183,355
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	161,232	134,550
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	40,091	33,744
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	2,426,438	2,299,627
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,394,103	1,322,116
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	853,306	824,414
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	783,337	743,132
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	2,251,367	2,018,284
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	89,765	75,359
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	268,212	223,826
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	2,249,760	2,134,291
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	2,048,323	1,942,553
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	699,388	630,572
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,194,985	1,077,376
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	833,664	707,685
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	6,397,047	5,384,380
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	7,716,910	6,512,187
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,542,502	1,489,700
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	2,114,892	1,895,289
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	66,356	55,499
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	24,072,607	20,472,496
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,837,901	1,550,403
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,748,647	1,693,243
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	6,156,208	5,828,699
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	507,829	457,796
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,375,025	1,236,018
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,094,202	982,829
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,080,333	971,055
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	568,124	506,693
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	226,056	201,816
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	102,705	87,184
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	18,494,648	15,676,717
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,769,434	14,078,112
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,529,779	13,876,920
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	15,883,386	13,463,319
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	10,926,005	9,233,953
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,552,573	6,316,861
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,945,829	3,312,564
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	95,197	79,919
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	7,726,917	6,552,022
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	16,337,319	13,848,088
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	2,976,982	2,679,375
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	4,120,469	3,693,570
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,442,302	1,289,478
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,098,264	985,410
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	29,181,439	25,063,509
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	14,064,728	11,926,155
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	7,848,053	6,632,667
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	2,415,273	2,336,942
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	6,616,305	5,928,902
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	16,767,768	14,071,474
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	13,486,316	11,317,686
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	13,036,558	10,940,250
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,236,348	1,032,904
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	361,830	302,290
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	240,121	232,269
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	982,867	902,481
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	86,296	79,043
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	65,081	60,130
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,014	21,078
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,721	20,088
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,616	19,808
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,286	17,679
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,573	12,447
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	10,498,385	9,196,800
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	2,777,582	2,432,351
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,988,447	1,725,143
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	985,229	854,768
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	402,911	352,832
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	109,132	95,568
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	19,590	17,963
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,023,098	917,995
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	12,221,289	10,816,855
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	63,845	56,488
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	13,614,520	11,952,126
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,013,024	3,517,999
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,514,985	1,323,371
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	173,669	169,145
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	216,745	211,244
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,063,889	1,041,503
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	567,732	521,881
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	473,127	434,549
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,002	16,524
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,303,062	1,169,199
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,260,629	1,131,125
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	2,080,659	1,823,350
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	12,190,418	10,793,342
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,837,891	10,403,529
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,357,050	6,465,618
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,035,982	4,421,066
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,665,701	1,461,791
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,452,745	1,269,003
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,412,688	1,226,507
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	136,381	120,410
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	99,239	87,618
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,837,063	2,771,998
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	2,865,193	2,766,126
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	815,393	787,964
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,301	7,612
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,067	6,489
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,814	5,343
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	19,319,915	16,930,679
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,400,890	3,858,020
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,220,468	2,830,253
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,553,108	2,241,362
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,560,594	1,363,211
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	432,808	378,067
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,825,319	1,790,695
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	733,379	718,308
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	166,302	152,584
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	159,881	146,567
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	142,891	130,683
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	91,165	83,982
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,444	11,363
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,469	5,030
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,169	4,754
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	5,671,945	5,000,645
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	22,792,658	19,959,713
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	10,533,092	9,181,122
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	7,208,001	6,312,104
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (v)	4,823,449	4,223,933
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,495,203	3,056,408
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,978,417	1,716,441
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,716,220	1,502,907
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	92,241	80,661
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	32,166	28,168
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	797,890	778,807
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	284,961	277,791
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	262,994	241,587
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	11,797	10,819
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	468,528	420,396
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	90,101	80,789
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	13,361,906	11,780,464
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	5,901,825	5,168,275
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,176,366	1,888,178
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	992,286	860,890
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	980,644	850,790
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,075	10,151
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,829,237	4,346,714
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	43,341,134	38,238,604
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	11,479,725	10,135,398
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,674,097	4,981,264
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,967,433	1,706,912
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	101,279	99,307
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	837,741	767,191
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	172,694	158,476
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	49,261	45,163
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,781	24,389
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	14,199	13,076
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	13,085	11,944
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	87,057	78,826
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	420,168	377,135
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,450,033	1,278,415
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,762,735	2,402,082
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	39,611	36,280
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,777	9,845
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,742	7,046
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051 (g)	28,160,560	24,845,232
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	6,832,950	5,992,210
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	987,225	856,191
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	2,106,983	2,065,292
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	158,650	146,051
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	83,063	74,192
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	9,427,729	8,308,968
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	316,768	275,219
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	10,582	9,276
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	8,434,709	7,420,608
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2053	1,975,093	1,716,643
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	2,170,807	2,115,719
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	126,024	117,158
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	6,830	6,224
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	196,548	179,609
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	10,707	9,784
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	193,753	175,192
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	62,001	55,632
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	28,721,860	25,250,694
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	15,762,446	13,887,038
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	4,404,307	3,874,779
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	637,965	558,870
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	290,774	283,392
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	238,302	232,204
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	4,528,256	4,424,387
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2037	175,044	165,978
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	398,552	366,159
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	84,335	77,129
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	30,775	28,145
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	12,932	11,807
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	984,383	853,726
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	141,037	133,168
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	2,832	2,673
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	340,286	320,592
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	34,468	31,933
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	4,285,389	3,962,121
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	202,863	187,560
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	106,366	98,342
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	71,500	66,106
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	70,064	64,779
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,339,505	3,098,026
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	11,900,983	11,207,909
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	740,375	675,328
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	560,161	509,722
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	18,044	17,125
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,072,977	1,011,579
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	336,940	317,550
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	97,921	92,321
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	17,354	16,325
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	997,670	925,528
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	690,313	639,534
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,103,803	2,879,368
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	62,687,535	58,272,151
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	533,872	525,497
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	60,380	56,810
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	31,990	29,974
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	3,957,137	3,663,578
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	2,657,222	2,609,726
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	15,852	15,047
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	1,695	1,604
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,024,457	1,911,519
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	85,198	80,411
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	32,702	30,777
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	67,798	62,980
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,232,228	3,041,267
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,188,581	1,098,921
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	730,648	675,531
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	2,104,823	1,942,100
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	1,845,984	1,807,220
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	45,620	42,980
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	45,074	41,674
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,394,174	1,269,072
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	201,568	189,728
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2051	20,230,144	18,425,922
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	5,910,673	5,372,910
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053	1,689,247	1,529,749
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	504,785	474,481
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	9,483	8,925
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	1,860,383	1,725,860
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	36,823,365	33,346,533
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	179,913	162,926
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	235,694	221,391
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	4,613,225	4,273,877
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,663,312	1,543,038
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	327,843	296,888
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	142,158	128,735
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	13,202	12,450
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	638,850	600,328
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	11,665	10,992
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,772,435	1,605,083
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	65,370	61,242
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	15,496	14,439
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	3,811,855	3,527,882
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	644,354	596,351
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	93,988	86,986
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	91,237	84,440
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	88,717	82,108
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	67,172	62,167
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	29,250	27,071
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	8,110,808	7,646,222
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	16,620,323	15,134,147
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	10,765,422	9,853,249
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	2,730,069	2,677,005
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	1,003	948
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	421,122	397,417
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	146,047	138,128
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	414,306	391,192
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	84,993	80,053
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	3,351,819	3,105,260
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,726,406	1,599,412
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,266,309	1,171,973
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	88,531	82,019
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	19,869	18,092
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	32,803	29,695
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	257,455	242,574
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	226,448	213,599
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	23,794	22,431
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,214	19,128
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	8,715,638	8,096,307
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,978,258	1,835,211
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	4,640,981	4,225,988
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	786,226	765,413
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	82,116	79,832
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	78,614	76,445
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	31,177	30,328
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	24,892	24,224
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	24,589	23,953
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	21,096	20,515
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,235	14,827
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,196	8,948
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	6,904	6,698
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,868	3,799
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	705,485	686,558
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	12,058	11,675
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	4,335	4,286
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,359,055	1,319,438
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	50,195	48,564
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	9,330	9,041
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	3,482,832	3,336,714
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	10,339,374	9,786,049
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	811,576	770,933
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	208,233	202,923
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	65,455	63,527
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	50,894	49,572
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	46,822	45,706
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	24,618	23,995
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,008,571	980,362
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	672,519	653,493
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	39,998	38,789
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	12,693	12,343
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,961	3,893
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	49,825	48,353
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	30,444	29,467
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	1,046,590	1,016,148
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	4,320,594	4,162,741
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	3,616,322	3,465,733
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	34,040	32,601
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	688,440	658,482
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	28,419,899	26,890,090
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	362,464	338,904
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,566,090	1,524,857
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	225,587	219,964
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	96,772	94,427
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	86,386	83,983
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	80,715	78,421
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	76,485	74,397
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	74,005	72,069
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	73,913	72,041
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	66,511	64,740
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	62,526	60,677
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	58,217	56,641
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	53,759	52,227
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	50,006	48,681
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	38,820	37,730
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,306	35,226
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,601	31,810
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,450	31,561
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	27,365	26,500
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	25,536	24,779
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,073	21,610
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,598	9,347
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,603	8,346
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,910	1,854
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	614,919	597,747
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	337,232	327,748
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	278,420	270,446
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	14,001	13,557
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	20,751	20,233
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	18,551	18,029
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	12,069,766	11,450,240
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	1,102,569	1,047,784
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	128,229	121,857
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	196,632	191,241
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	159,618	155,439
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	25,208	24,530
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	22,039	21,459
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,501	11,182
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,315	11,064
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,140	9,889
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,822	9,560
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,490	9,244
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,609	8,374
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,516	8,315
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,519	8,307
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,625	7,368
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,971	5,799
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,316	5,182
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,351	4,241
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,521	2,460
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,804	1,757
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	229,155	222,491
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	116,996	113,574
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	95,564	92,876
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	27,361	26,584
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	18,572	18,050
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	71,842	69,174
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	951,708	911,780
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	67,089	64,170
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	327,022	311,361
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	615,160	584,353
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	650,908	633,645
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	96,317	93,734
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	30,741	30,063
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	29,739	28,941
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	17,729	17,229
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	9,202	8,966
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	510,355	495,378
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	49,902	48,347
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	16,882	16,515
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	8,589	8,360
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	8,211	7,963
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	79,460	76,829
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	12,121	11,541
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	537,042	509,980
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	21,804	21,406
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	85,019	82,654
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	40,131	39,033
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	37,887	36,748
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	31,780	30,825
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	21,520	20,934
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	18,608	18,168
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	16,605	16,159
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	14,604	14,168
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,832	7,652
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,463	7,263
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	5,260	5,124
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	333,264	323,176
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	43,148	41,941
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	38,557	37,461
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	28,691	27,758
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	26,616	25,809
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	23,092	22,407
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	20,194	19,594
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	105,291	101,175
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	473,220	453,514
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	286,059	277,903
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	201,129	195,415
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	98,828	96,008
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	55,270	53,611
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	41,788	40,456
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	41,196	39,936
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	14,143	13,719
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	12,924	12,521
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	5,963	5,819
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	66,371	64,172
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	26,041,867	25,066,178
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	137,423	131,271
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	1,806,734	1,721,901
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	425,799	405,008
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	413,247	393,069
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	1,517,396	1,426,138
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	6,367,783	6,015,063
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	125,448	119,127
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	77,507	74,345
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,859,570	1,773,999
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	757,722	720,724
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	4,190,392	3,967,447
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	39,234	36,828
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	110,515	107,582
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	6,347,069	5,969,711
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	6,131,991	5,767,420
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	2,130,244	2,072,826
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	4,513	4,413
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	10,080	9,769
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	18,887	18,135
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	619,761	592,985
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,015,916	968,215
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	136,940	130,040
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	36,661	35,825
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	7,431	7,259
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	2,634	2,569
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	231,071	221,305
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	139,959	134,043
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	26,946	25,680
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	862,226	808,000
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	178,187	173,852
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	49,722	48,334
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	18,692	18,173
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	44,092	42,843
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	20,006	19,383
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	16,912	16,402
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,454	11,177
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,742	4,611
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	741,185	709,163
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	832,490	791,385
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	95,063	90,369
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,367,440	1,298,533
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	35,362	35,408
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	3,792	3,797
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	2,766	2,769
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	60,966	61,048
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	4,890	4,895
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	4,643	4,649
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,358	2,361
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	1,001	1,001
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	819,908	803,217
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	51,261	51,337
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	34,891	34,942
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	11,645	11,661
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	623	620
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	17,663	17,686
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	19,834	19,810
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	24,054	24,033
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	226,661	222,047
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	187,850	184,026
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	6,212,349	6,002,405
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	18,491	18,511
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	13,110	13,125
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	4,756	4,762
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	13,269	13,279
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	704,634	704,166
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	39,455	39,426
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	20,640	20,615
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	13,608	13,595
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	99,525	99,414
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	53,345	53,280
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	5,792	5,796
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	4,015	4,006
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	10,233	10,221
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	5,964	5,929
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	162,958	159,640
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	110,555	108,304
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	6,215	6,059
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	10,499,341	10,144,520
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	4,682,908	4,524,651
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	47,409	47,478
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	974	976
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	736	737
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	462	463
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,889	1,891
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,580	1,582
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	7,757	7,765
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	193,186	193,087
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	90,864	90,732
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	38,564	38,536
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,627	8,609
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,596	8,583
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,510	8,503
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	6,428	6,420
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	15,935	15,790
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,394	2,373
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	8,933,867	8,779,918
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	2,834,921	2,755,948
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	5,485	5,492
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	2,846	2,850
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,058,088	1,056,925
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	70,897	70,719
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	4,116	4,110
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,556	1,555
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	4,262,786	4,222,633
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,888,301	1,886,210
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,391,191	1,389,270
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	68,943	67,626
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	82,600	80,815
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	27,582	26,995
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	31,938	31,985
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	28,479	28,510
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	15,550	15,567
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	88,644	88,770
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	20,619	20,647
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,417	1,418
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	4,316,324	4,313,030
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,341,791	1,340,474
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	108,149	106,083
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	26,551	26,043
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	21,183	20,857
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	230,993	226,002
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	40,085	40,142
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	26,720	26,756
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	24,841	24,875
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	21,578	21,608
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	17,722	17,748
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	12,031	12,047
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	11,349	11,363
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	8,006	8,017
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	764,300	765,362
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	453,012	453,657
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	131,790	131,982
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	85,880	85,800
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	7,293	7,290
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	856	855
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	19,917	19,865
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	6,901	6,885
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,226	4,224
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,350	3,343
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	109,387	107,194
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	72,781	71,345
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	60,320	59,149
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	25,929	25,434
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	281,184	275,021
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	134,080	131,519
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	121,909	119,427
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	38,181	38,233
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	29,658	29,701
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	27,230	27,268
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	26,895	26,935
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	25,838	25,870
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	19,812	19,840
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	18,478	18,505
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	17,742	17,765
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	16,670	16,691
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	15,861	15,883
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	15,089	15,107
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,182	14,200
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	12,491	12,510
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	11,920	11,935
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,420	9,433
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,908	6,917
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,174	6,183
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,805	3,810
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,548	3,548
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	804	805
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	27,253	27,293
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,721,817	3,732,118
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,250	3,248
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	8,906	8,897
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	100,159	98,182
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	39,574	38,954
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	18,116	17,832
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	15,540	15,243
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	204,307	199,829
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	107,784	105,421
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	74,434	72,895
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	26,701	26,711
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	13,074	13,092
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	38,246	38,299
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	27,253	27,290
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	25,798	25,835
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	11,309	11,325
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	8,309	8,321
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	4,370	4,375
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,292	2,292
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	919,556	918,149
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	266	265
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	83,007	82,587
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	61,584	60,581
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	150,289	147,371
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	30,374	29,775
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	18,780	18,486
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	47,037	45,403
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	24,964	24,995
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	14,801	14,822
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	4,720	4,726
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	4,179	4,173
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,223	2,222
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	261,040	260,897
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	41,427	41,407
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	10,176	10,171
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,356	6,353
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,402	2,400
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,816	1,815
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,667	1,665
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,773	7,757
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	76,450	75,085
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	89,841	88,068
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	52,806	52,881
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	45,147	45,212
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	45,031	45,078
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	43,227	43,289
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	40,468	40,526
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	35,563	35,616
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	35,106	35,156
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	32,773	32,821
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	31,172	31,211
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	30,751	30,795
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	30,707	30,752
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	29,528	29,570
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,729	27,762
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	26,530	26,560
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	22,500	22,533
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,445	20,473
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,581	18,608
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,786	17,810
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,406	17,431
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,051	14,070
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,864	12,883
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,818	11,823
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,495	11,494
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,455	11,472
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,123	10,132
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,983	9,997
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,301	6,309
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,390	5,398
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,885	4,891
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	569	569
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,698	2,696
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,684	2,682
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,439	2,438
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	10,393	10,375
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	6,706	6,704
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	4,054	4,048
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	10,043,053	9,800,944
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053 (x)	37,134,995	36,077,312
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	59,708	59,794
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	54,776	54,850
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	54,639	54,715
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	54,588	54,652
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	43,967	44,032
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	38,084	38,140
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	34,647	34,699
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	33,912	33,952
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	33,758	33,804
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	31,755	31,802
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	29,638	29,680
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	26,705	26,744
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	26,139	26,168
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	22,647	22,679
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	22,149	22,180
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,639	16,662
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,529	16,553
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,723	15,745
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,736	14,733
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,666	12,684
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,111	12,128
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,497	10,513
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,791	9,804
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,960	6,969
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,148	6,154
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	80,304	80,418
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	74,925	75,019
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	3,659	3,664
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	339,465	339,104
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	14,063	14,059
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	3,624	3,617
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	452,213	451,693
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	39,019	38,261
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	10,599	10,383
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	25,813	26,173
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	8,367,050	8,350,419
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,000,994	4,995,742
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	13,121	13,238
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	1,020,767	1,034,105
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,924,131	4,886,645
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,366,594	4,371,560
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,376,995	2,374,499
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,476,784	1,472,926
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	609,386	604,366
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	121,911	121,326
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	8,414,648	8,350,590
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,635,389	1,633,161
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	344,642	342,342
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	1,470,229	1,489,583
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	943,067	956,077
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	19,387,948	19,585,701
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	467,492	472,930
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	5,644	5,721
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	119,091	120,612
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	654,571	655,520
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	3,459	3,511
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	5,552,209	5,607,106
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	32,222	32,729
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	11,042	11,216
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	4,151	4,216
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,967	1,998
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	164,258	166,701
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	132,114	134,204
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	9,387,767	9,510,443
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	713,093	722,352
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,627	1,652
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	94,632	96,130
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	93,774	94,927
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	56,033	56,721
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	55,359	56,012
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	5,306	5,385
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	29,040	29,492
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	27,979	28,415
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	200,967	204,147
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	94,007	95,495
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	4,368	4,435
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	290,510	295,107
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	78,116	79,352
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	10,424	10,589
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	637,137	643,835
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	385,546	389,599
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	283,119	286,095
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (b)	384,251	389,118
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2033	1,248	1,262
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	902,209	931,690
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	304,729	314,687
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	11,383,993	11,567,430
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	8,161,484	8,323,600
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	8,324,011	8,393,110
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,724	1,776
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,330	1,370
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	1,424,452	1,470,998
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	15,187,917	15,313,994
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,959,657	1,989,397
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2049	799,419	823,292
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	764	783
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	298,621	307,538
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	70,093	72,186
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	53,290	54,882
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	13,651,285	13,781,670
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2048	357,976	369,528
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	297,096	305,040
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	8,314,486	8,445,864
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	16,923,627	17,222,770
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,911,623	7,033,794
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	4,349,724	4,437,485
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	8,189,622	8,262,724
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	2,217,948	2,234,973
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	11,615,145	11,816,825
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	8,488,647	8,617,472
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	8,121,054	8,183,393
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2048	208,907	215,472
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	14,894,777	15,195,296
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	8,528,897	8,666,328
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	21,490,557	21,668,952
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.155% 10/1/2033 (b)(c)	260	264
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (b)(c)	2,901	2,947
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.149% 2/1/2033 (b)(c)	198	201
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 12/1/2034 (b)(c)	2,843	2,891
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (b)(c)	2,323	2,364
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.199% 10/1/2033 (b)(c)	1,059	1,075
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (b)(c)	1,493	1,521
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	2,599	2,672
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	5,310	5,582
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	988	1,037
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	105,246	111,126
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	7,185	7,604
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	99,474	105,217
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	8,032	8,502
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	83,815	87,699
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	39,116	40,969
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	6,110	6,434
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,536	5,827
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,904	4,114
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,076	1,129
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	957	1,000
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	634	667
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	618	651
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	473	497
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	97,218	102,486
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	15,941	16,844
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	7,391,052	7,678,027
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	111,543	116,635
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	32,857	34,455
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	13,297	13,929
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	2,531	2,667
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,320	1,391
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	775	815
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	432	455
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	16,157	17,079
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	32,212,284	33,312,004
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (u)	16,444,763	16,909,366
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,739,790	3,876,815
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,409,452	1,464,618
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	517,511	538,090
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	38,945	41,194
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	124,656	130,110
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	18,973	20,046
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	15,733,354	16,296,300
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	11,603,023	12,079,825
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	49,522	51,732
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	35,196	37,236
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	2,918	3,089
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	5,538,407	5,675,564
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	8,394,355	8,710,448
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	20,907,484	21,425,254
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	1,549	1,614
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,958	2,058
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	6,132	6,462
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	121,081	127,943
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	21,396,261	21,912,763
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	12,277,085	12,716,364
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	5,113	5,351
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	4,409	4,642
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,519	2,643
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	222	233
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	120	124
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	60,978	64,140
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	8,743,550	9,050,250
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	6,322,556	6,540,382
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	22,684,414	23,232,012
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	7,859	8,243
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	5,792	6,083
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	836	877
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	632	662
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	593	622
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	210	215
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	16,899	17,879
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	28,394,816	29,317,659
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	226,241	239,201
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	18,548,300	19,111,979
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	15,994,525	16,580,561
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	12,978,837	13,292,144
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	24,455,390	25,103,054
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,256	4,465
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,973	3,116
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,814	2,952
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,479	2,605
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	385	405
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	128	134
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	231,020	241,126
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	25,669,004	26,280,627
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	5,360	5,496
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	7,021	7,354
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,363	4,585
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,026	2,135
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,090	1,147
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	887	930
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	120	125
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	8,305	8,781
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	4,669,538	4,812,903
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	21,055,550	21,557,247
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,916,701	6,150,128
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	663	701
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	380	403
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	7,598	8,081
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	31,319,627	32,546,282
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	16,215	17,241
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	9,098,017	9,531,824
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	14,193	14,820
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	139,714	146,322
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,110	1,182
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	88,539	93,084
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	409	433
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	2,366	2,519
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	2,547,995	2,646,992
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	94	99
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	710	759
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,135	1,192
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	9,672,645	10,176,168
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	7,258,679	7,537,867
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	40,634	42,429
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	7,756	8,094
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	16,749	17,582
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	539	572
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	12,546,885	13,211,793
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	8,657,938	8,990,944
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	4,188	4,454
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	959	1,020
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	123,564	129,406
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	97,435	101,992
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	22,920	24,014
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	165,619	174,168
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	4,503,490	4,754,109
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	3,443,884	3,637,689
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	403	429
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	157	166
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	7,542,356	7,906,700
Fannie Mae Mortgage pass-thru certificates 6.773% 2/1/2039 (b)	122,764	127,539
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	672	677
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	34	36
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	26	27
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	102	107
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	1,230	1,293
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	201	212
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	522	526
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	14	15
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	88	92
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	59	59
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	32	34
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	472	496
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	174	183
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	136	143
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	183	193
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	336	358
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	276	290
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	1	0
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	52	52
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	86	90
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	53	55
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	131	138
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	94	99
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	80	85
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	1,034	1,087
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	350	352
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,197	1,258
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	465	490
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	214	226
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	26	27
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	474	499
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	253	266
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	198	208
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	1,076	1,131
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	509	535
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	33	34
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	593	595
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	258	271
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,575	1,678
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	17	17
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	27	28
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	6,506	6,865
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	396	419
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	197	207
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	133	140
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	144	144
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	65	68
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	193	203
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	521	554
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	355	377
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	55	58
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	4,146	4,360
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	96	101
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	9,431	9,917
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	291	306
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	266	282
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	102	108
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	1,766	1,857
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	1,159	1,219
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	5,588	5,933
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,495	2,624
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,167	1,227
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	994	1,056
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	1,850	1,945
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	33	35
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	820	862
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	148	155
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	22	24
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	339	357
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	132	139
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	770	819
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	760	804
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	183	193
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	150	159
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	2,845	3,071
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	849	854
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	690	725
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	205	216
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	346	364
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	208	219
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	74	78
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	30	30
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	625	658
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	76	80
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	9,958	10,579
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,514	2,669
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	993	999
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	123	129
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	537	565
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	422	444
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	307	322
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	82	87
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	1,572	1,653
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	2,599	2,732
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	235	247
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	112	118
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	83	87
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	2,051	2,182
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	615	621
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	727	742
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	691	704
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	353	359
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	251	257
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	231	237
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	230	236
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	70	71
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	60	61
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	51	51
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	250	256
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	53	54
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	47	48
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	1,864	1,952
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	245	255
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	443	453
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	309	315
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	197	198
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	193	196
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	132	135
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	205	209
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	129	134
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	43	45
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	579	608
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	232	238
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	175	179
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	340	348
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	174	180
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	902	955
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	266	270
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	221	224
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	120	123
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	41	42
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	796	829
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	44	46
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	385	407
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	975	991
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	181	186
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	301	307
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	222	227
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	778	792
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	64	65
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	63	64
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	129	133
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	88	91
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	214	215
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	323	328
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	358	368
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	155	157
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	132	134
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	35	35
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	134	138
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	109	111
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	8	9
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	99	102
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	635	662
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	225	232
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	27	29
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	9,747	9,978
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	223	235
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	115	116
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	525	537
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	142	143
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	57	59
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	57	58
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	15	16
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	649	676
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	362	376
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	59	62
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	46	48
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	5,694	6,146
Freddie Mac Gold Pool 1.5% 1/1/2036	5,375,507	4,830,313
Freddie Mac Gold Pool 1.5% 1/1/2051	31,756,181	24,101,814
Freddie Mac Gold Pool 1.5% 11/1/2035	6,058,205	5,443,770
Freddie Mac Gold Pool 1.5% 11/1/2035	374,732	336,726
Freddie Mac Gold Pool 1.5% 11/1/2050	305,876	234,634
Freddie Mac Gold Pool 1.5% 12/1/2035	7,852,750	7,056,308
Freddie Mac Gold Pool 1.5% 12/1/2040	1,103,455	924,197
Freddie Mac Gold Pool 1.5% 12/1/2050	208,514	159,949
Freddie Mac Gold Pool 1.5% 12/1/2050	61,921	47,557
Freddie Mac Gold Pool 1.5% 2/1/2036	275,656	247,267
Freddie Mac Gold Pool 1.5% 2/1/2041	3,428,472	2,866,605
Freddie Mac Gold Pool 1.5% 2/1/2051	32,260,749	24,484,763
Freddie Mac Gold Pool 1.5% 3/1/2036	174,271	156,324
Freddie Mac Gold Pool 1.5% 3/1/2041	1,932,124	1,615,579
Freddie Mac Gold Pool 1.5% 3/1/2051	74,357	57,108
Freddie Mac Gold Pool 1.5% 4/1/2036	299,601	268,747
Freddie Mac Gold Pool 1.5% 4/1/2041	7,298,242	6,099,373
Freddie Mac Gold Pool 1.5% 4/1/2041	2,764,303	2,307,642
Freddie Mac Gold Pool 1.5% 4/1/2051 (u)	18,101,729	13,738,569
Freddie Mac Gold Pool 1.5% 4/1/2051	3,429,684	2,603,008
Freddie Mac Gold Pool 1.5% 5/1/2036	307,206	275,568
Freddie Mac Gold Pool 1.5% 6/1/2036	312,106	279,964
Freddie Mac Gold Pool 1.5% 6/1/2051	183,045	140,583
Freddie Mac Gold Pool 1.5% 6/1/2051	54,522	41,381
Freddie Mac Gold Pool 1.5% 7/1/2035	1,679,965	1,515,879
Freddie Mac Gold Pool 1.5% 7/1/2036	254,207	227,869
Freddie Mac Gold Pool 1.5% 8/1/2035	5,017,412	4,527,351
Freddie Mac Gold Pool 1.5% 8/1/2036	189,898	170,223
Freddie Mac Gold Pool 2% 1/1/2051	1,506,240	1,208,971
Freddie Mac Gold Pool 2% 1/1/2051	227,869	182,613
Freddie Mac Gold Pool 2% 1/1/2052	2,721,666	2,170,914
Freddie Mac Gold Pool 2% 1/1/2052	1,216,677	972,373
Freddie Mac Gold Pool 2% 10/1/2041	17,946	15,475
Freddie Mac Gold Pool 2% 10/1/2050	2,949,734	2,366,658
Freddie Mac Gold Pool 2% 10/1/2050	101,807	81,683
Freddie Mac Gold Pool 2% 10/1/2050	13,239	10,660
Freddie Mac Gold Pool 2% 10/1/2051	16,037,438	12,932,456
Freddie Mac Gold Pool 2% 10/1/2051	2,636,320	2,130,849
Freddie Mac Gold Pool 2% 10/1/2051	2,215,167	1,793,215
Freddie Mac Gold Pool 2% 10/1/2051	815,880	659,448
Freddie Mac Gold Pool 2% 10/1/2051	122,898	98,451
Freddie Mac Gold Pool 2% 10/1/2051	116,147	92,934
Freddie Mac Gold Pool 2% 11/1/2041	4,690,389	4,040,026
Freddie Mac Gold Pool 2% 11/1/2041	3,945,732	3,400,720
Freddie Mac Gold Pool 2% 11/1/2050	34,246,093	27,476,637
Freddie Mac Gold Pool 2% 11/1/2050	246,219	197,548
Freddie Mac Gold Pool 2% 11/1/2050	157,810	126,615
Freddie Mac Gold Pool 2% 11/1/2050	18,633	14,962
Freddie Mac Gold Pool 2% 11/1/2051	23,419,829	18,885,553
Freddie Mac Gold Pool 2% 11/1/2051	10,532,704	8,460,569
Freddie Mac Gold Pool 2% 11/1/2051	9,398,680	7,511,464
Freddie Mac Gold Pool 2% 11/1/2051	3,216,559	2,578,729
Freddie Mac Gold Pool 2% 11/1/2051	2,945,604	2,380,833
Freddie Mac Gold Pool 2% 11/1/2051	2,692,194	2,151,613
Freddie Mac Gold Pool 2% 11/1/2051	1,691,234	1,351,641
Freddie Mac Gold Pool 2% 11/1/2051	1,170,365	945,967
Freddie Mac Gold Pool 2% 11/1/2051	902,449	721,241
Freddie Mac Gold Pool 2% 11/1/2051	700,228	565,971
Freddie Mac Gold Pool 2% 11/1/2051	30,752	24,577
Freddie Mac Gold Pool 2% 12/1/2035	935,364	861,482
Freddie Mac Gold Pool 2% 12/1/2051	11,070,456	8,947,880
Freddie Mac Gold Pool 2% 12/1/2051	2,027,956	1,639,129
Freddie Mac Gold Pool 2% 12/1/2051	923,551	745,898
Freddie Mac Gold Pool 2% 12/1/2051	906,037	730,055
Freddie Mac Gold Pool 2% 12/1/2051	892,698	716,516
Freddie Mac Gold Pool 2% 12/1/2051	360,319	288,869
Freddie Mac Gold Pool 2% 12/1/2051	135,505	108,296
Freddie Mac Gold Pool 2% 12/1/2051	46,214	36,863
Freddie Mac Gold Pool 2% 2/1/2041	2,495,513	2,164,526
Freddie Mac Gold Pool 2% 2/1/2042	1,187,779	1,021,730
Freddie Mac Gold Pool 2% 2/1/2051	17,437,381	13,974,170
Freddie Mac Gold Pool 2% 2/1/2051	16,101,018	13,049,136
Freddie Mac Gold Pool 2% 2/1/2051	439,144	351,926
Freddie Mac Gold Pool 2% 2/1/2051	125,211	100,461
Freddie Mac Gold Pool 2% 2/1/2052	29,406,074	23,602,538
Freddie Mac Gold Pool 2% 2/1/2052	13,005,092	10,479,069
Freddie Mac Gold Pool 2% 3/1/2041	2,611,056	2,276,806
Freddie Mac Gold Pool 2% 3/1/2051	29,142,993	23,336,736
Freddie Mac Gold Pool 2% 3/1/2051	7,439,354	5,973,460
Freddie Mac Gold Pool 2% 3/1/2051	1,509,612	1,208,847
Freddie Mac Gold Pool 2% 4/1/2041	16,715	14,480
Freddie Mac Gold Pool 2% 4/1/2042	15,824,287	13,734,478
Freddie Mac Gold Pool 2% 4/1/2051	5,707,079	4,570,038
Freddie Mac Gold Pool 2% 4/1/2051	1,772,262	1,419,168
Freddie Mac Gold Pool 2% 4/1/2052	3,664,598	2,959,682
Freddie Mac Gold Pool 2% 5/1/2041	2,315,124	2,004,591
Freddie Mac Gold Pool 2% 5/1/2051	29,211,156	23,391,318
Freddie Mac Gold Pool 2% 5/1/2051	12,495,336	10,122,992
Freddie Mac Gold Pool 2% 5/1/2051	2,648,692	2,120,984
Freddie Mac Gold Pool 2% 5/1/2051	1,471,531	1,190,769
Freddie Mac Gold Pool 2% 5/1/2051	1,334,369	1,070,603
Freddie Mac Gold Pool 2% 5/1/2051	554,570	444,948
Freddie Mac Gold Pool 2% 5/1/2051	25,278	20,226
Freddie Mac Gold Pool 2% 6/1/2041	3,858,423	3,338,355
Freddie Mac Gold Pool 2% 6/1/2050	120,103,902	96,475,453
Freddie Mac Gold Pool 2% 6/1/2050	10,626,876	8,602,633
Freddie Mac Gold Pool 2% 6/1/2051	88,164	70,544
Freddie Mac Gold Pool 2% 6/1/2052	2,142,581	1,714,368
Freddie Mac Gold Pool 2% 7/1/2041	15,031,797	13,063,612
Freddie Mac Gold Pool 2% 7/1/2041	17,236	14,901
Freddie Mac Gold Pool 2% 7/1/2050	293,681	235,812
Freddie Mac Gold Pool 2% 7/1/2050	110,311	88,609
Freddie Mac Gold Pool 2% 7/1/2051	825,444	667,695
Freddie Mac Gold Pool 2% 8/1/2051	2,319,397	1,860,920
Freddie Mac Gold Pool 2% 8/1/2051	800,709	640,681
Freddie Mac Gold Pool 2% 8/1/2051	55,026	44,028
Freddie Mac Gold Pool 2% 8/1/2051	39,298	31,444
Freddie Mac Gold Pool 2% 8/1/2052	3,206,600	2,562,728
Freddie Mac Gold Pool 2% 8/1/2052	56,352	44,949
Freddie Mac Gold Pool 2% 9/1/2050	66,177,889	53,137,808
Freddie Mac Gold Pool 2% 9/1/2050	546,340	438,344
Freddie Mac Gold Pool 2% 9/1/2050	72,515	58,227
Freddie Mac Gold Pool 2% 9/1/2051	4,130,880	3,344,016
Freddie Mac Gold Pool 2% 9/1/2051	27,174	21,605
Freddie Mac Gold Pool 2.5% 1/1/2033	36,362	34,989
Freddie Mac Gold Pool 2.5% 1/1/2041	5,077,537	4,553,998
Freddie Mac Gold Pool 2.5% 1/1/2042	4,643,798	4,132,124
Freddie Mac Gold Pool 2.5% 1/1/2051	17,881	15,006
Freddie Mac Gold Pool 2.5% 1/1/2052	3,862,891	3,252,594
Freddie Mac Gold Pool 2.5% 10/1/2041	2,270,030	2,023,852
Freddie Mac Gold Pool 2.5% 10/1/2050	3,901,655	3,291,330
Freddie Mac Gold Pool 2.5% 10/1/2051	4,345,011	3,651,755
Freddie Mac Gold Pool 2.5% 11/1/2031	1,311,287	1,266,396
Freddie Mac Gold Pool 2.5% 11/1/2041 (w)	17,659,315	15,808,364
Freddie Mac Gold Pool 2.5% 11/1/2041	1,069,367	955,818
Freddie Mac Gold Pool 2.5% 11/1/2041	912,524	817,546
Freddie Mac Gold Pool 2.5% 11/1/2050	20,356,102	17,260,912
Freddie Mac Gold Pool 2.5% 11/1/2051	24,595,748	20,671,442
Freddie Mac Gold Pool 2.5% 11/1/2051	4,077,635	3,406,651
Freddie Mac Gold Pool 2.5% 12/1/2050	2,946,232	2,498,251
Freddie Mac Gold Pool 2.5% 12/1/2051	7,000,601	5,879,264
Freddie Mac Gold Pool 2.5% 12/1/2051	2,484,561	2,073,392
Freddie Mac Gold Pool 2.5% 2/1/2035	2,008,406	1,904,697
Freddie Mac Gold Pool 2.5% 2/1/2042	3,356,538	3,002,886
Freddie Mac Gold Pool 2.5% 2/1/2051	13,795,514	11,697,876
Freddie Mac Gold Pool 2.5% 2/1/2051	12,654,412	10,623,509
Freddie Mac Gold Pool 2.5% 2/1/2051	39,670	33,303
Freddie Mac Gold Pool 2.5% 3/1/2050	3,741,292	3,149,037
Freddie Mac Gold Pool 2.5% 3/1/2051	11,808,372	9,913,250
Freddie Mac Gold Pool 2.5% 4/1/2042	32,182,710	28,613,135
Freddie Mac Gold Pool 2.5% 4/1/2042	678,411	604,516
Freddie Mac Gold Pool 2.5% 4/1/2047	4,588,045	3,891,857
Freddie Mac Gold Pool 2.5% 4/1/2052	7,817,625	6,606,951
Freddie Mac Gold Pool 2.5% 4/1/2052	487,328	412,467
Freddie Mac Gold Pool 2.5% 5/1/2035	5,993,174	5,674,338
Freddie Mac Gold Pool 2.5% 5/1/2041	7,154,738	6,444,482
Freddie Mac Gold Pool 2.5% 5/1/2051	25,364,028	21,499,446
Freddie Mac Gold Pool 2.5% 5/1/2051	4,248,732	3,618,636
Freddie Mac Gold Pool 2.5% 5/1/2052	21,946,517	18,534,059
Freddie Mac Gold Pool 2.5% 6/1/2031	1,542,213	1,494,992
Freddie Mac Gold Pool 2.5% 6/1/2040	567,090	512,349
Freddie Mac Gold Pool 2.5% 6/1/2041	809,843	726,120
Freddie Mac Gold Pool 2.5% 7/1/2036	2,837,324	2,677,512
Freddie Mac Gold Pool 2.5% 7/1/2051	8,966,173	7,560,818
Freddie Mac Gold Pool 2.5% 7/1/2051	7,907,546	6,668,120
Freddie Mac Gold Pool 2.5% 8/1/2041	752,032	674,658
Freddie Mac Gold Pool 2.5% 8/1/2050	21,309,532	18,069,371
Freddie Mac Gold Pool 2.5% 9/1/2041	1,660,608	1,488,206
Freddie Mac Gold Pool 2.5% 9/1/2051	3,283,569	2,755,564
Freddie Mac Gold Pool 2.5% 9/1/2051	79,164	66,137
Freddie Mac Gold Pool 3% 1/1/2033	297,418	289,382
Freddie Mac Gold Pool 3% 1/1/2043	83,427	76,668
Freddie Mac Gold Pool 3% 1/1/2052	3,106,122	2,720,056
Freddie Mac Gold Pool 3% 1/1/2052	1,498,185	1,311,973
Freddie Mac Gold Pool 3% 1/1/2052	681,006	596,363
Freddie Mac Gold Pool 3% 1/1/2053	989,251	857,794
Freddie Mac Gold Pool 3% 10/1/2042	67,305	61,621
Freddie Mac Gold Pool 3% 10/1/2049	8,370,686	7,356,435
Freddie Mac Gold Pool 3% 10/1/2051	5,812,688	5,106,565
Freddie Mac Gold Pool 3% 10/1/2051	914,086	801,329
Freddie Mac Gold Pool 3% 10/1/2051	430,187	375,777
Freddie Mac Gold Pool 3% 11/1/2042	14,137	13,043
Freddie Mac Gold Pool 3% 11/1/2049	28,567,657	25,284,747
Freddie Mac Gold Pool 3% 11/1/2050	1,405,687	1,231,850
Freddie Mac Gold Pool 3% 11/1/2051	4,538,736	3,978,863
Freddie Mac Gold Pool 3% 11/1/2051	524,137	459,318
Freddie Mac Gold Pool 3% 11/1/2051	29,688	26,026
Freddie Mac Gold Pool 3% 11/1/2052	1,973,419	1,712,105
Freddie Mac Gold Pool 3% 12/1/2030	548,416	536,875
Freddie Mac Gold Pool 3% 12/1/2031	9,189	8,979
Freddie Mac Gold Pool 3% 12/1/2032	991,012	968,283
Freddie Mac Gold Pool 3% 12/1/2032	346,455	337,870
Freddie Mac Gold Pool 3% 12/1/2042	1,513,427	1,392,304
Freddie Mac Gold Pool 3% 12/1/2050	11,424,291	10,011,483
Freddie Mac Gold Pool 3% 2/1/2032	13,523	13,205
Freddie Mac Gold Pool 3% 2/1/2033	532,909	521,959
Freddie Mac Gold Pool 3% 2/1/2037	584,506	555,980
Freddie Mac Gold Pool 3% 2/1/2037	32,808	31,207
Freddie Mac Gold Pool 3% 2/1/2038	321,839	304,970
Freddie Mac Gold Pool 3% 2/1/2038	6,734	6,381
Freddie Mac Gold Pool 3% 2/1/2043	98,830	91,222
Freddie Mac Gold Pool 3% 2/1/2043	48,127	44,272
Freddie Mac Gold Pool 3% 2/1/2043	24,182	22,135
Freddie Mac Gold Pool 3% 2/1/2052	5,611,496	4,907,017
Freddie Mac Gold Pool 3% 2/1/2052	5,613,671	4,903,656
Freddie Mac Gold Pool 3% 2/1/2052	4,924,581	4,292,489
Freddie Mac Gold Pool 3% 2/1/2052	4,532,548	3,959,274
Freddie Mac Gold Pool 3% 2/1/2052	2,179,964	1,906,287
Freddie Mac Gold Pool 3% 2/1/2052	1,987,640	1,724,443
Freddie Mac Gold Pool 3% 2/1/2052	1,127,443	987,311
Freddie Mac Gold Pool 3% 2/1/2052	950,680	831,330
Freddie Mac Gold Pool 3% 3/1/2033	1,127,162	1,098,514
Freddie Mac Gold Pool 3% 3/1/2033	52,541	51,195
Freddie Mac Gold Pool 3% 3/1/2043	106,201	97,639
Freddie Mac Gold Pool 3% 3/1/2050	15,177,216	13,328,752
Freddie Mac Gold Pool 3% 3/1/2052	5,549,608	4,859,836
Freddie Mac Gold Pool 3% 3/1/2052	2,595,677	2,266,566
Freddie Mac Gold Pool 3% 3/1/2052	1,592,285	1,394,377
Freddie Mac Gold Pool 3% 4/1/2032	37,988	37,161
Freddie Mac Gold Pool 3% 4/1/2032	13,289	13,003
Freddie Mac Gold Pool 3% 4/1/2034	818,621	793,988
Freddie Mac Gold Pool 3% 4/1/2043	43,504	40,020
Freddie Mac Gold Pool 3% 4/1/2045	8,083	7,343
Freddie Mac Gold Pool 3% 4/1/2045	5,971	5,412
Freddie Mac Gold Pool 3% 4/1/2046	178,947	160,713
Freddie Mac Gold Pool 3% 4/1/2046	148,217	133,115
Freddie Mac Gold Pool 3% 4/1/2050	15,286,712	13,424,913
Freddie Mac Gold Pool 3% 4/1/2052	8,093,725	7,163,619
Freddie Mac Gold Pool 3% 5/1/2035	9,242,039	8,919,597
Freddie Mac Gold Pool 3% 5/1/2045	49,333	44,666
Freddie Mac Gold Pool 3% 5/1/2046	2,693,368	2,418,934
Freddie Mac Gold Pool 3% 5/1/2046	428,628	384,954
Freddie Mac Gold Pool 3% 5/1/2051	4,235,982	3,710,807
Freddie Mac Gold Pool 3% 5/1/2052	10,330,560	9,053,010
Freddie Mac Gold Pool 3% 6/1/2031	4,191	4,100
Freddie Mac Gold Pool 3% 6/1/2046	2,664,029	2,392,585
Freddie Mac Gold Pool 3% 6/1/2050	10,388,328	9,178,300
Freddie Mac Gold Pool 3% 6/1/2052	6,768,166	5,937,513
Freddie Mac Gold Pool 3% 6/1/2052	5,173,100	4,530,125
Freddie Mac Gold Pool 3% 6/1/2052	800,662	695,892
Freddie Mac Gold Pool 3% 7/1/2032	73,456	71,726
Freddie Mac Gold Pool 3% 7/1/2043	216,290	198,521
Freddie Mac Gold Pool 3% 7/1/2043	53,568	49,119
Freddie Mac Gold Pool 3% 7/1/2045	112,486	101,827
Freddie Mac Gold Pool 3% 7/1/2045	39,092	36,176
Freddie Mac Gold Pool 3% 7/1/2045	11,742	10,676
Freddie Mac Gold Pool 3% 7/1/2052	3,102,516	2,691,690
Freddie Mac Gold Pool 3% 7/1/2052	1,980,203	1,717,991
Freddie Mac Gold Pool 3% 8/1/2032	83,430	81,485
Freddie Mac Gold Pool 3% 8/1/2032	57,709	56,338
Freddie Mac Gold Pool 3% 8/1/2037	245,214	232,514
Freddie Mac Gold Pool 3% 8/1/2042	19,766	18,208
Freddie Mac Gold Pool 3% 8/1/2042	15,155	13,907
Freddie Mac Gold Pool 3% 8/1/2045	52,576	47,400
Freddie Mac Gold Pool 3% 8/1/2045	28,888	26,275
Freddie Mac Gold Pool 3% 9/1/2049	84,335	74,776
Freddie Mac Gold Pool 3% 9/1/2051	4,094,343	3,586,728
Freddie Mac Gold Pool 3% 9/1/2051	559,814	490,759
Freddie Mac Gold Pool 3.5% 1/1/2032	12,907	12,719
Freddie Mac Gold Pool 3.5% 1/1/2044	6,744,314	6,366,482
Freddie Mac Gold Pool 3.5% 1/1/2044	3,405,491	3,212,555
Freddie Mac Gold Pool 3.5% 1/1/2045	2,442,005	2,305,350
Freddie Mac Gold Pool 3.5% 1/1/2046	10,444	9,715
Freddie Mac Gold Pool 3.5% 1/1/2048	22,721	21,078
Freddie Mac Gold Pool 3.5% 10/1/2040	183,466	171,450
Freddie Mac Gold Pool 3.5% 10/1/2042	67,999	64,175
Freddie Mac Gold Pool 3.5% 10/1/2042	9,247	8,714
Freddie Mac Gold Pool 3.5% 10/1/2047	102,002	94,627
Freddie Mac Gold Pool 3.5% 10/1/2049	11,259,308	10,350,149
Freddie Mac Gold Pool 3.5% 10/1/2051	3,235,025	2,956,872
Freddie Mac Gold Pool 3.5% 10/1/2053	2,835,493	2,564,002
Freddie Mac Gold Pool 3.5% 11/1/2033	692,289	679,104
Freddie Mac Gold Pool 3.5% 11/1/2040	383,283	358,180
Freddie Mac Gold Pool 3.5% 11/1/2045	3,022,415	2,811,234
Freddie Mac Gold Pool 3.5% 11/1/2045	47,088	43,798
Freddie Mac Gold Pool 3.5% 11/1/2046	5,178	4,798
Freddie Mac Gold Pool 3.5% 11/1/2047	693,393	643,254
Freddie Mac Gold Pool 3.5% 11/1/2047	49,658	46,017
Freddie Mac Gold Pool 3.5% 12/1/2033	200,602	197,058
Freddie Mac Gold Pool 3.5% 12/1/2040	371,214	346,901
Freddie Mac Gold Pool 3.5% 12/1/2046	1,175,463	1,088,189
Freddie Mac Gold Pool 3.5% 12/1/2047	155,330	144,098
Freddie Mac Gold Pool 3.5% 2/1/2034	3,868,959	3,802,295
Freddie Mac Gold Pool 3.5% 2/1/2043	4,208,640	3,970,009
Freddie Mac Gold Pool 3.5% 2/1/2043	307,263	290,570
Freddie Mac Gold Pool 3.5% 2/1/2043	115,063	109,281
Freddie Mac Gold Pool 3.5% 2/1/2045	3,186	2,995
Freddie Mac Gold Pool 3.5% 2/1/2046	1,996,444	1,854,454
Freddie Mac Gold Pool 3.5% 2/1/2048	6,356	5,814
Freddie Mac Gold Pool 3.5% 2/1/2052	1,061,257	968,019
Freddie Mac Gold Pool 3.5% 3/1/2032	4,015,311	3,956,284
Freddie Mac Gold Pool 3.5% 3/1/2045	967,553	904,306
Freddie Mac Gold Pool 3.5% 3/1/2045	246,432	230,837
Freddie Mac Gold Pool 3.5% 3/1/2045	184,829	173,097
Freddie Mac Gold Pool 3.5% 3/1/2045	89,915	84,569
Freddie Mac Gold Pool 3.5% 3/1/2046	3,588,499	3,341,130
Freddie Mac Gold Pool 3.5% 3/1/2047	54,587	50,517
Freddie Mac Gold Pool 3.5% 3/1/2052	4,812,629	4,389,920
Freddie Mac Gold Pool 3.5% 3/1/2052	4,371,070	3,978,846
Freddie Mac Gold Pool 3.5% 3/1/2052	2,231,209	2,034,485
Freddie Mac Gold Pool 3.5% 4/1/2033	1,698,011	1,679,334
Freddie Mac Gold Pool 3.5% 4/1/2040	454,311	431,504
Freddie Mac Gold Pool 3.5% 4/1/2042	2,640,658	2,502,430
Freddie Mac Gold Pool 3.5% 4/1/2042	24,827	23,498
Freddie Mac Gold Pool 3.5% 4/1/2043	373,226	351,644
Freddie Mac Gold Pool 3.5% 4/1/2043	155,407	146,693
Freddie Mac Gold Pool 3.5% 4/1/2046	2,135,542	1,983,659
Freddie Mac Gold Pool 3.5% 4/1/2046	668,526	620,144
Freddie Mac Gold Pool 3.5% 4/1/2052	33,544,901	30,377,618
Freddie Mac Gold Pool 3.5% 5/1/2033	64,865	63,809
Freddie Mac Gold Pool 3.5% 5/1/2034	234,144	229,322
Freddie Mac Gold Pool 3.5% 5/1/2034	38,000	37,293
Freddie Mac Gold Pool 3.5% 5/1/2040	894,147	849,895
Freddie Mac Gold Pool 3.5% 5/1/2040	170,375	161,778
Freddie Mac Gold Pool 3.5% 5/1/2045	880,168	821,424
Freddie Mac Gold Pool 3.5% 5/1/2045	123,459	115,213
Freddie Mac Gold Pool 3.5% 5/1/2045	66,279	61,885
Freddie Mac Gold Pool 3.5% 5/1/2045	29,860	28,212
Freddie Mac Gold Pool 3.5% 5/1/2045	10,972	10,200
Freddie Mac Gold Pool 3.5% 5/1/2046	4,491,247	4,178,840
Freddie Mac Gold Pool 3.5% 5/1/2046	2,161,716	2,007,972
Freddie Mac Gold Pool 3.5% 5/1/2046	975,707	905,094
Freddie Mac Gold Pool 3.5% 5/1/2049	137,007	126,073
Freddie Mac Gold Pool 3.5% 5/1/2052	324,793	294,127
Freddie Mac Gold Pool 3.5% 6/1/2032	2,126,523	2,094,440
Freddie Mac Gold Pool 3.5% 6/1/2040	770,878	733,921
Freddie Mac Gold Pool 3.5% 6/1/2045	3,661,156	3,423,879
Freddie Mac Gold Pool 3.5% 6/1/2045	1,051,821	982,762
Freddie Mac Gold Pool 3.5% 6/1/2045	212,130	198,706
Freddie Mac Gold Pool 3.5% 6/1/2045	171,024	160,243
Freddie Mac Gold Pool 3.5% 6/1/2045	6,965	6,516
Freddie Mac Gold Pool 3.5% 7/1/2032	1,851,540	1,823,623
Freddie Mac Gold Pool 3.5% 7/1/2032	527,129	519,045
Freddie Mac Gold Pool 3.5% 7/1/2040	73,055	69,297
Freddie Mac Gold Pool 3.5% 7/1/2042	863,699	814,824
Freddie Mac Gold Pool 3.5% 7/1/2046	6,945	6,451
Freddie Mac Gold Pool 3.5% 7/1/2047	1,676,964	1,557,799
Freddie Mac Gold Pool 3.5% 7/1/2052	794,744	722,437
Freddie Mac Gold Pool 3.5% 8/1/2034	393,489	385,235
Freddie Mac Gold Pool 3.5% 8/1/2034	29,878	29,257
Freddie Mac Gold Pool 3.5% 8/1/2040	499,242	474,133
Freddie Mac Gold Pool 3.5% 8/1/2042	2,032,842	1,918,990
Freddie Mac Gold Pool 3.5% 8/1/2047	2,579,714	2,396,400
Freddie Mac Gold Pool 3.5% 8/1/2047	299,710	278,038
Freddie Mac Gold Pool 3.5% 8/1/2047	202,497	188,108
Freddie Mac Gold Pool 3.5% 8/1/2051	4,281,744	3,913,592
Freddie Mac Gold Pool 3.5% 9/1/2040	399,457	371,047
Freddie Mac Gold Pool 3.5% 9/1/2042	5,934,722	5,595,274
Freddie Mac Gold Pool 3.5% 9/1/2042	1,095,423	1,032,197
Freddie Mac Gold Pool 3.5% 9/1/2042	3,678	3,466
Freddie Mac Gold Pool 3.5% 9/1/2046	773,119	721,257
Freddie Mac Gold Pool 3.5% 9/1/2046	124,219	115,112
Freddie Mac Gold Pool 3.5% 9/1/2047	58,433	54,208
Freddie Mac Gold Pool 3.5% 9/1/2047	47,914	44,449
Freddie Mac Gold Pool 3.5% 9/1/2052	510,490	462,130
Freddie Mac Gold Pool 4% 1/1/2041	2,135,173	2,081,545
Freddie Mac Gold Pool 4% 1/1/2041	45,683	44,628
Freddie Mac Gold Pool 4% 1/1/2041	11,950	11,624
Freddie Mac Gold Pool 4% 1/1/2042	3,265	3,175
Freddie Mac Gold Pool 4% 1/1/2043	16,276	15,731
Freddie Mac Gold Pool 4% 1/1/2044	60,068	57,912
Freddie Mac Gold Pool 4% 1/1/2044	48,912	47,248
Freddie Mac Gold Pool 4% 10/1/2041	781,023	759,998
Freddie Mac Gold Pool 4% 10/1/2041	93,314	90,828
Freddie Mac Gold Pool 4% 10/1/2041	85,805	83,535
Freddie Mac Gold Pool 4% 10/1/2041	46,693	45,468
Freddie Mac Gold Pool 4% 10/1/2042	30,985	30,079
Freddie Mac Gold Pool 4% 10/1/2042	12,365	12,102
Freddie Mac Gold Pool 4% 10/1/2042	8,531	8,246
Freddie Mac Gold Pool 4% 10/1/2043	153,477	148,297
Freddie Mac Gold Pool 4% 10/1/2043	63,880	61,591
Freddie Mac Gold Pool 4% 10/1/2043	21,487	20,832
Freddie Mac Gold Pool 4% 10/1/2043	17,378	16,758
Freddie Mac Gold Pool 4% 10/1/2052	6,782,024	6,414,837
Freddie Mac Gold Pool 4% 11/1/2041	126,472	122,917
Freddie Mac Gold Pool 4% 11/1/2041	13,694	13,437
Freddie Mac Gold Pool 4% 11/1/2041	3,581	3,486
Freddie Mac Gold Pool 4% 11/1/2042	2,133,653	2,073,980
Freddie Mac Gold Pool 4% 11/1/2042	1,425,922	1,388,128
Freddie Mac Gold Pool 4% 11/1/2042	132,672	128,802
Freddie Mac Gold Pool 4% 11/1/2042	114,268	110,741
Freddie Mac Gold Pool 4% 11/1/2042	54,990	53,376
Freddie Mac Gold Pool 4% 11/1/2042	41,665	40,340
Freddie Mac Gold Pool 4% 11/1/2042	4,057	3,996
Freddie Mac Gold Pool 4% 11/1/2043	367,777	356,520
Freddie Mac Gold Pool 4% 11/1/2045	204,222	195,839
Freddie Mac Gold Pool 4% 11/1/2047	1,928,129	1,833,313
Freddie Mac Gold Pool 4% 11/1/2051	216,220	205,477
Freddie Mac Gold Pool 4% 12/1/2040	23,434	22,878
Freddie Mac Gold Pool 4% 12/1/2040	10,412	10,154
Freddie Mac Gold Pool 4% 12/1/2040	9,956	9,710
Freddie Mac Gold Pool 4% 12/1/2042	1,025,948	998,209
Freddie Mac Gold Pool 4% 12/1/2042	46,390	44,958
Freddie Mac Gold Pool 4% 12/1/2042	25,042	24,394
Freddie Mac Gold Pool 4% 12/1/2045	2,661,858	2,560,379
Freddie Mac Gold Pool 4% 12/1/2045	462,459	448,425
Freddie Mac Gold Pool 4% 12/1/2047	6,909,520	6,569,743
Freddie Mac Gold Pool 4% 2/1/2041	563,993	548,833
Freddie Mac Gold Pool 4% 2/1/2041	2,326	2,266
Freddie Mac Gold Pool 4% 2/1/2042	3,336,182	3,240,092
Freddie Mac Gold Pool 4% 2/1/2042	54,485	53,075
Freddie Mac Gold Pool 4% 2/1/2042	1,096	1,072
Freddie Mac Gold Pool 4% 2/1/2043	92,636	89,757
Freddie Mac Gold Pool 4% 2/1/2043	81,687	78,967
Freddie Mac Gold Pool 4% 2/1/2043	53,078	51,393
Freddie Mac Gold Pool 4% 2/1/2043	35,144	33,951
Freddie Mac Gold Pool 4% 2/1/2044	64,340	62,151
Freddie Mac Gold Pool 4% 2/1/2044	35,128	34,038
Freddie Mac Gold Pool 4% 2/1/2044	26,106	25,146
Freddie Mac Gold Pool 4% 2/1/2045	1,499,404	1,446,880
Freddie Mac Gold Pool 4% 2/1/2046	181,088	173,258
Freddie Mac Gold Pool 4% 2/1/2046	90,352	86,530
Freddie Mac Gold Pool 4% 2/1/2046	38,332	36,674
Freddie Mac Gold Pool 4% 2/1/2048	2,048,314	1,951,429
Freddie Mac Gold Pool 4% 2/1/2048	119,025	113,358
Freddie Mac Gold Pool 4% 2/1/2052	104,529	99,261
Freddie Mac Gold Pool 4% 2/1/2052	97,002	92,114
Freddie Mac Gold Pool 4% 2/1/2053	7,264,558	6,857,624
Freddie Mac Gold Pool 4% 3/1/2042	63,680	61,949
Freddie Mac Gold Pool 4% 3/1/2042	58,543	56,849
Freddie Mac Gold Pool 4% 3/1/2042	14,142	13,699
Freddie Mac Gold Pool 4% 3/1/2043	28,522	27,753
Freddie Mac Gold Pool 4% 3/1/2043	16,605	16,043
Freddie Mac Gold Pool 4% 3/1/2044	57,776	55,712
Freddie Mac Gold Pool 4% 4/1/2040	1,785	1,754
Freddie Mac Gold Pool 4% 4/1/2042	885,602	860,117
Freddie Mac Gold Pool 4% 4/1/2042	660,450	642,448
Freddie Mac Gold Pool 4% 4/1/2042	26,167	25,350
Freddie Mac Gold Pool 4% 4/1/2042	24,075	23,505
Freddie Mac Gold Pool 4% 4/1/2042	19,416	18,891
Freddie Mac Gold Pool 4% 4/1/2042	19,014	18,553
Freddie Mac Gold Pool 4% 4/1/2043	1,105,460	1,072,838
Freddie Mac Gold Pool 4% 4/1/2043	56,918	55,223
Freddie Mac Gold Pool 4% 4/1/2043	16,450	16,097
Freddie Mac Gold Pool 4% 4/1/2046	571,565	546,851
Freddie Mac Gold Pool 4% 4/1/2048	427,207	406,599
Freddie Mac Gold Pool 4% 4/1/2048	356,801	339,590
Freddie Mac Gold Pool 4% 4/1/2048	192,882	183,578
Freddie Mac Gold Pool 4% 4/1/2048	76,880	73,172
Freddie Mac Gold Pool 4% 4/1/2048	36,165	34,420
Freddie Mac Gold Pool 4% 4/1/2052	247,726	235,243
Freddie Mac Gold Pool 4% 4/1/2052	165,406	157,071
Freddie Mac Gold Pool 4% 5/1/2037	3,580,214	3,501,291
Freddie Mac Gold Pool 4% 5/1/2038	4,593,803	4,482,488
Freddie Mac Gold Pool 4% 5/1/2042	114,595	111,610
Freddie Mac Gold Pool 4% 5/1/2043	69,764	67,406
Freddie Mac Gold Pool 4% 5/1/2043	23,094	22,291
Freddie Mac Gold Pool 4% 5/1/2043	19,724	19,034
Freddie Mac Gold Pool 4% 5/1/2043	19,258	18,586
Freddie Mac Gold Pool 4% 5/1/2043	7,606	7,352
Freddie Mac Gold Pool 4% 5/1/2045	1,427,075	1,388,968
Freddie Mac Gold Pool 4% 5/1/2045	113,528	109,085
Freddie Mac Gold Pool 4% 5/1/2048	4,921,967	4,687,620
Freddie Mac Gold Pool 4% 5/1/2053	16,179,903	15,238,171
Freddie Mac Gold Pool 4% 6/1/2041	33,663	32,709
Freddie Mac Gold Pool 4% 6/1/2041	5,798	5,727
Freddie Mac Gold Pool 4% 6/1/2042	38,757	37,667
Freddie Mac Gold Pool 4% 6/1/2043	64,590	62,880
Freddie Mac Gold Pool 4% 6/1/2043	29,710	28,688
Freddie Mac Gold Pool 4% 6/1/2047	4,415,092	4,220,055
Freddie Mac Gold Pool 4% 6/1/2047	411,101	392,299
Freddie Mac Gold Pool 4% 6/1/2052	126,502	120,127
Freddie Mac Gold Pool 4% 7/1/2041	319,106	310,023
Freddie Mac Gold Pool 4% 7/1/2042	962,260	933,197
Freddie Mac Gold Pool 4% 7/1/2043	146,513	141,549
Freddie Mac Gold Pool 4% 7/1/2043	132,375	128,379
Freddie Mac Gold Pool 4% 7/1/2043	93,047	90,220
Freddie Mac Gold Pool 4% 7/1/2043	47,440	45,781
Freddie Mac Gold Pool 4% 7/1/2043	41,749	40,296
Freddie Mac Gold Pool 4% 7/1/2043	36,262	34,988
Freddie Mac Gold Pool 4% 7/1/2043	10,663	10,292
Freddie Mac Gold Pool 4% 7/1/2044	773,584	753,516
Freddie Mac Gold Pool 4% 7/1/2052	195,877	186,006
Freddie Mac Gold Pool 4% 8/1/2040	1,698	1,653
Freddie Mac Gold Pool 4% 8/1/2043	74,153	71,626
Freddie Mac Gold Pool 4% 8/1/2043	41,876	40,756
Freddie Mac Gold Pool 4% 8/1/2043	36,381	35,406
Freddie Mac Gold Pool 4% 8/1/2043	9,656	9,317
Freddie Mac Gold Pool 4% 8/1/2044	17,030	16,532
Freddie Mac Gold Pool 4% 8/1/2044	16,895	16,291
Freddie Mac Gold Pool 4% 8/1/2052	120,874	114,783
Freddie Mac Gold Pool 4% 9/1/2040	53,005	51,675
Freddie Mac Gold Pool 4% 9/1/2041	96,171	93,626
Freddie Mac Gold Pool 4% 9/1/2041	35,211	34,272
Freddie Mac Gold Pool 4% 9/1/2041	32,059	31,150
Freddie Mac Gold Pool 4% 9/1/2041	19,761	19,285
Freddie Mac Gold Pool 4% 9/1/2042	1,796,655	1,745,011
Freddie Mac Gold Pool 4% 9/1/2042	83,766	81,674
Freddie Mac Gold Pool 4% 9/1/2043	2,192,250	2,139,185
Freddie Mac Gold Pool 4% 9/1/2043	96,332	93,309
Freddie Mac Gold Pool 4% 9/1/2043	96,215	93,218
Freddie Mac Gold Pool 4% 9/1/2043	82,581	79,750
Freddie Mac Gold Pool 4% 9/1/2043	81,903	79,019
Freddie Mac Gold Pool 4% 9/1/2043	76,917	74,463
Freddie Mac Gold Pool 4% 9/1/2043	44,399	43,010
Freddie Mac Gold Pool 4% 9/1/2043	30,428	29,337
Freddie Mac Gold Pool 4% 9/1/2043	13,241	12,867
Freddie Mac Gold Pool 4% 9/1/2051	1,925,407	1,800,254
Freddie Mac Gold Pool 4% 9/1/2051	267,283	254,085
Freddie Mac Gold Pool 4.5% 1/1/2041	1,002,244	1,002,487
Freddie Mac Gold Pool 4.5% 1/1/2041	30,006	30,016
Freddie Mac Gold Pool 4.5% 1/1/2041	20,068	20,087
Freddie Mac Gold Pool 4.5% 1/1/2049	86,430	84,346
Freddie Mac Gold Pool 4.5% 10/1/2039	13,493	13,502
Freddie Mac Gold Pool 4.5% 10/1/2040	90,925	90,932
Freddie Mac Gold Pool 4.5% 10/1/2040	49,333	49,303
Freddie Mac Gold Pool 4.5% 10/1/2041	235,745	235,688
Freddie Mac Gold Pool 4.5% 10/1/2044	1,487,607	1,483,997
Freddie Mac Gold Pool 4.5% 10/1/2048	2,638,482	2,597,140
Freddie Mac Gold Pool 4.5% 10/1/2048	280,432	274,461
Freddie Mac Gold Pool 4.5% 11/1/2039	1,524	1,525
Freddie Mac Gold Pool 4.5% 11/1/2040	4,561	4,562
Freddie Mac Gold Pool 4.5% 12/1/2039	783	783
Freddie Mac Gold Pool 4.5% 12/1/2040	28,664	28,644
Freddie Mac Gold Pool 4.5% 12/1/2040	23,020	23,005
Freddie Mac Gold Pool 4.5% 12/1/2040	1,917	1,917
Freddie Mac Gold Pool 4.5% 12/1/2045	263,619	263,821
Freddie Mac Gold Pool 4.5% 12/1/2047	807,836	792,906
Freddie Mac Gold Pool 4.5% 12/1/2048	2,130,343	2,086,311
Freddie Mac Gold Pool 4.5% 12/1/2048	7,541	7,360
Freddie Mac Gold Pool 4.5% 12/1/2052	7,585,931	7,329,567
Freddie Mac Gold Pool 4.5% 2/1/2040	6,379	6,384
Freddie Mac Gold Pool 4.5% 2/1/2041	145,514	145,550
Freddie Mac Gold Pool 4.5% 2/1/2041	37,899	37,900
Freddie Mac Gold Pool 4.5% 2/1/2041	37,735	37,701
Freddie Mac Gold Pool 4.5% 2/1/2041	37,669	37,627
Freddie Mac Gold Pool 4.5% 2/1/2041	35,450	35,455
Freddie Mac Gold Pool 4.5% 2/1/2041	27,499	27,509
Freddie Mac Gold Pool 4.5% 2/1/2041	23,267	23,283
Freddie Mac Gold Pool 4.5% 2/1/2041	17,784	17,789
Freddie Mac Gold Pool 4.5% 2/1/2041	16,128	16,115
Freddie Mac Gold Pool 4.5% 2/1/2044	107,235	106,831
Freddie Mac Gold Pool 4.5% 2/1/2044	24,877	24,794
Freddie Mac Gold Pool 4.5% 3/1/2041	152,353	152,372
Freddie Mac Gold Pool 4.5% 3/1/2041	36,315	36,320
Freddie Mac Gold Pool 4.5% 3/1/2041	21,047	21,046
Freddie Mac Gold Pool 4.5% 3/1/2041	7,450	7,450
Freddie Mac Gold Pool 4.5% 3/1/2042	3,964	3,965
Freddie Mac Gold Pool 4.5% 3/1/2044	65,161	64,901
Freddie Mac Gold Pool 4.5% 3/1/2044	39,389	39,224
Freddie Mac Gold Pool 4.5% 3/1/2044	20,383	20,294
Freddie Mac Gold Pool 4.5% 4/1/2041	51,198	51,136
Freddie Mac Gold Pool 4.5% 4/1/2041	50,136	50,112
Freddie Mac Gold Pool 4.5% 4/1/2041	5,720	5,713
Freddie Mac Gold Pool 4.5% 4/1/2041	2,047	2,048
Freddie Mac Gold Pool 4.5% 4/1/2048	376,405	369,213
Freddie Mac Gold Pool 4.5% 4/1/2048	147,779	144,955
Freddie Mac Gold Pool 4.5% 4/1/2048	144,538	141,776
Freddie Mac Gold Pool 4.5% 5/1/2039	801,733	802,420
Freddie Mac Gold Pool 4.5% 5/1/2039	125,175	125,303
Freddie Mac Gold Pool 4.5% 5/1/2039	17,340	17,367
Freddie Mac Gold Pool 4.5% 5/1/2040	5,005	5,007
Freddie Mac Gold Pool 4.5% 5/1/2040	4,131	4,138
Freddie Mac Gold Pool 4.5% 5/1/2041	54,550	54,514
Freddie Mac Gold Pool 4.5% 5/1/2041	53,452	53,385
Freddie Mac Gold Pool 4.5% 5/1/2041	21,554	21,554
Freddie Mac Gold Pool 4.5% 5/1/2048	294,678	288,956
Freddie Mac Gold Pool 4.5% 6/1/2040	10,597	10,602
Freddie Mac Gold Pool 4.5% 6/1/2041	57,097	57,129
Freddie Mac Gold Pool 4.5% 6/1/2041	41,481	41,447
Freddie Mac Gold Pool 4.5% 6/1/2041	35,314	35,335
Freddie Mac Gold Pool 4.5% 6/1/2041	25,785	25,762
Freddie Mac Gold Pool 4.5% 6/1/2041	16,928	16,955
Freddie Mac Gold Pool 4.5% 6/1/2041	16,523	16,515
Freddie Mac Gold Pool 4.5% 6/1/2041	4,234	4,232
Freddie Mac Gold Pool 4.5% 6/1/2047	449,870	443,383
Freddie Mac Gold Pool 4.5% 7/1/2040	68,676	68,718
Freddie Mac Gold Pool 4.5% 7/1/2040	30,242	30,232
Freddie Mac Gold Pool 4.5% 7/1/2040	26,931	26,937
Freddie Mac Gold Pool 4.5% 7/1/2040	2,127	2,127
Freddie Mac Gold Pool 4.5% 7/1/2041	2,820	2,820
Freddie Mac Gold Pool 4.5% 7/1/2044	6,255	6,204
Freddie Mac Gold Pool 4.5% 7/1/2047	822,351	811,265
Freddie Mac Gold Pool 4.5% 7/1/2047	362,893	357,661
Freddie Mac Gold Pool 4.5% 7/1/2049	46,311	45,180
Freddie Mac Gold Pool 4.5% 8/1/2033	7,623	7,644
Freddie Mac Gold Pool 4.5% 8/1/2035	348	349
Freddie Mac Gold Pool 4.5% 8/1/2039	1,050	1,051
Freddie Mac Gold Pool 4.5% 8/1/2040	14,858	14,859
Freddie Mac Gold Pool 4.5% 8/1/2040	3,796	3,796
Freddie Mac Gold Pool 4.5% 8/1/2040	2,402	2,403
Freddie Mac Gold Pool 4.5% 8/1/2041	171,856	171,845
Freddie Mac Gold Pool 4.5% 8/1/2041	24,169	24,146
Freddie Mac Gold Pool 4.5% 8/1/2041	18,080	18,085
Freddie Mac Gold Pool 4.5% 8/1/2041	4,042	4,042
Freddie Mac Gold Pool 4.5% 8/1/2052	23,187,831	22,425,946
Freddie Mac Gold Pool 4.5% 9/1/2039	255,674	255,864
Freddie Mac Gold Pool 4.5% 9/1/2039	99,864	100,044
Freddie Mac Gold Pool 4.5% 9/1/2039	1,495	1,496
Freddie Mac Gold Pool 4.5% 9/1/2039	576	576
Freddie Mac Gold Pool 4.5% 9/1/2041	238,826	238,836
Freddie Mac Gold Pool 4.5% 9/1/2041	177,802	177,770
Freddie Mac Gold Pool 4.5% 9/1/2041	24,008	24,012
Freddie Mac Gold Pool 4.5% 9/1/2041	4,731	4,731
Freddie Mac Gold Pool 4.5% 9/1/2052	18,783,761	18,148,972
Freddie Mac Gold Pool 5% 1/1/2035	174,499	177,004
Freddie Mac Gold Pool 5% 1/1/2037	8,223	8,353
Freddie Mac Gold Pool 5% 1/1/2040	160,911	163,586
Freddie Mac Gold Pool 5% 1/1/2041	2,212	2,249
Freddie Mac Gold Pool 5% 1/1/2053	11,239,994	11,207,115
Freddie Mac Gold Pool 5% 10/1/2033	20,680	20,981
Freddie Mac Gold Pool 5% 10/1/2033	14,392	14,595
Freddie Mac Gold Pool 5% 10/1/2033	723	733
Freddie Mac Gold Pool 5% 10/1/2033	373	379
Freddie Mac Gold Pool 5% 10/1/2052	4,268,899	4,264,416
Freddie Mac Gold Pool 5% 11/1/2034	118	119
Freddie Mac Gold Pool 5% 11/1/2035	11,769	11,955
Freddie Mac Gold Pool 5% 11/1/2037	1,011	1,027
Freddie Mac Gold Pool 5% 11/1/2040	4,231	4,301
Freddie Mac Gold Pool 5% 11/1/2052	12,296,013	12,279,258
Freddie Mac Gold Pool 5% 11/1/2052	2,614,478	2,617,452
Freddie Mac Gold Pool 5% 11/1/2052	59,430	59,144
Freddie Mac Gold Pool 5% 11/1/2053	5,931,421	5,940,020
Freddie Mac Gold Pool 5% 12/1/2033	13,718	13,921
Freddie Mac Gold Pool 5% 12/1/2033	8,024	8,140
Freddie Mac Gold Pool 5% 12/1/2033	2,590	2,625
Freddie Mac Gold Pool 5% 12/1/2034	2,141	2,175
Freddie Mac Gold Pool 5% 12/1/2034	1,442	1,464
Freddie Mac Gold Pool 5% 12/1/2035	31,833	32,344
Freddie Mac Gold Pool 5% 12/1/2052	6,248,830	6,240,315
Freddie Mac Gold Pool 5% 12/1/2052	3,322,151	3,313,471
Freddie Mac Gold Pool 5% 12/1/2052	1,497,034	1,494,994
Freddie Mac Gold Pool 5% 12/1/2052	1,373,125	1,369,537
Freddie Mac Gold Pool 5% 2/1/2035	18,917	19,163
Freddie Mac Gold Pool 5% 2/1/2040	31,754	32,293
Freddie Mac Gold Pool 5% 2/1/2041	12,706	12,923
Freddie Mac Gold Pool 5% 2/1/2041	4,968	5,052
Freddie Mac Gold Pool 5% 3/1/2041	6,566	6,678
Freddie Mac Gold Pool 5% 3/1/2041	6,405	6,514
Freddie Mac Gold Pool 5% 3/1/2041	1,409	1,416
Freddie Mac Gold Pool 5% 4/1/2034	6,681	6,779
Freddie Mac Gold Pool 5% 4/1/2035	47,354	48,043
Freddie Mac Gold Pool 5% 4/1/2035	16,927	17,192
Freddie Mac Gold Pool 5% 4/1/2035	12,224	12,414
Freddie Mac Gold Pool 5% 4/1/2036	100,286	101,860
Freddie Mac Gold Pool 5% 4/1/2038	48,232	49,015
Freddie Mac Gold Pool 5% 4/1/2040	106,819	108,627
Freddie Mac Gold Pool 5% 4/1/2041	2,649	2,693
Freddie Mac Gold Pool 5% 4/1/2054	711,355	712,164
Freddie Mac Gold Pool 5% 5/1/2034	8,059	8,176
Freddie Mac Gold Pool 5% 5/1/2034	4,002	4,060
Freddie Mac Gold Pool 5% 5/1/2034	2,931	2,976
Freddie Mac Gold Pool 5% 5/1/2034	643	652
Freddie Mac Gold Pool 5% 5/1/2035	46,171	46,888
Freddie Mac Gold Pool 5% 5/1/2035	1,646	1,670
Freddie Mac Gold Pool 5% 5/1/2040	28,336	28,807
Freddie Mac Gold Pool 5% 5/1/2041	8,969	9,121
Freddie Mac Gold Pool 5% 6/1/2035	8,526	8,654
Freddie Mac Gold Pool 5% 6/1/2035	3,741	3,799
Freddie Mac Gold Pool 5% 6/1/2038	2,637	2,681
Freddie Mac Gold Pool 5% 6/1/2038	2,454	2,495
Freddie Mac Gold Pool 5% 6/1/2040	102,238	103,963
Freddie Mac Gold Pool 5% 6/1/2040	68,246	69,394
Freddie Mac Gold Pool 5% 6/1/2041	1,346,568	1,369,467
Freddie Mac Gold Pool 5% 6/1/2041	7,079	7,198
Freddie Mac Gold Pool 5% 6/1/2052	6,333,564	6,344,726
Freddie Mac Gold Pool 5% 6/1/2053	4,158,319	4,199,434
Freddie Mac Gold Pool 5% 7/1/2034	188	191
Freddie Mac Gold Pool 5% 7/1/2035	299,132	303,647
Freddie Mac Gold Pool 5% 7/1/2035	41,888	42,549
Freddie Mac Gold Pool 5% 7/1/2035	2,591	2,632
Freddie Mac Gold Pool 5% 7/1/2035	2,233	2,269
Freddie Mac Gold Pool 5% 7/1/2035	952	967
Freddie Mac Gold Pool 5% 7/1/2035	794	807
Freddie Mac Gold Pool 5% 7/1/2035	696	708
Freddie Mac Gold Pool 5% 7/1/2035	247	251
Freddie Mac Gold Pool 5% 7/1/2040	12,698	12,907
Freddie Mac Gold Pool 5% 7/1/2040	1,358	1,381
Freddie Mac Gold Pool 5% 7/1/2041	5,227	5,315
Freddie Mac Gold Pool 5% 7/1/2041	4,721	4,798
Freddie Mac Gold Pool 5% 7/1/2041	4,632	4,711
Freddie Mac Gold Pool 5% 7/1/2041	4,513	4,590
Freddie Mac Gold Pool 5% 7/1/2041	2,933	2,982
Freddie Mac Gold Pool 5% 7/1/2041	2,740	2,775
Freddie Mac Gold Pool 5% 7/1/2041	1,457	1,479
Freddie Mac Gold Pool 5% 8/1/2033	5,470	5,549
Freddie Mac Gold Pool 5% 8/1/2033	1,623	1,645
Freddie Mac Gold Pool 5% 8/1/2034	72,859	73,930
Freddie Mac Gold Pool 5% 8/1/2035	6,007	6,094
Freddie Mac Gold Pool 5% 8/1/2035	824	837
Freddie Mac Gold Pool 5% 8/1/2036	1,699	1,727
Freddie Mac Gold Pool 5% 8/1/2040	56,013	56,937
Freddie Mac Gold Pool 5% 8/1/2040	3,007	3,056
Freddie Mac Gold Pool 5% 8/1/2055	1,194,348	1,183,296
Freddie Mac Gold Pool 5% 9/1/2033	17,113	17,354
Freddie Mac Gold Pool 5% 9/1/2035	39,033	39,660
Freddie Mac Gold Pool 5% 9/1/2035	1,746	1,773
Freddie Mac Gold Pool 5% 9/1/2035	189	192
Freddie Mac Gold Pool 5.5% 1/1/2055	49,371,831	50,445,105
Freddie Mac Gold Pool 5.5% 1/1/2055	11,289,884	11,482,389
Freddie Mac Gold Pool 5.5% 2/1/2054	1,449,354	1,463,197
Freddie Mac Gold Pool 5.5% 2/1/2055	244,122	245,615
Freddie Mac Gold Pool 5.5% 3/1/2053 (v)(w)	18,476,860	18,872,747
Freddie Mac Gold Pool 5.5% 4/1/2054	1,817,933	1,835,637
Freddie Mac Gold Pool 5.5% 4/1/2055	16,618,920	16,720,522
Freddie Mac Gold Pool 5.5% 5/1/2053	7,677,712	7,796,629
Freddie Mac Gold Pool 5.5% 6/1/2055	3,146,591	3,174,678
Freddie Mac Gold Pool 5.5% 6/1/2055	51,346	51,660
Freddie Mac Gold Pool 5.5% 9/1/2052	12,335,497	12,534,266
Freddie Mac Gold Pool 6% 1/1/2029	814	832
Freddie Mac Gold Pool 6% 1/1/2029	237	242
Freddie Mac Gold Pool 6% 1/1/2029	83	85
Freddie Mac Gold Pool 6% 1/1/2032	4,137	4,291
Freddie Mac Gold Pool 6% 1/1/2032	2,572	2,667
Freddie Mac Gold Pool 6% 10/1/2032	2,107	2,192
Freddie Mac Gold Pool 6% 10/1/2054	9,873,278	10,256,630
Freddie Mac Gold Pool 6% 11/1/2029	201	205
Freddie Mac Gold Pool 6% 11/1/2031	2,795	2,900
Freddie Mac Gold Pool 6% 11/1/2053	3,073,815	3,168,188
Freddie Mac Gold Pool 6% 12/1/2032	1,133	1,177
Freddie Mac Gold Pool 6% 12/1/2037	61,675	65,378
Freddie Mac Gold Pool 6% 12/1/2037	15,850	16,760
Freddie Mac Gold Pool 6% 2/1/2029	144	147
Freddie Mac Gold Pool 6% 2/1/2029	136	140
Freddie Mac Gold Pool 6% 2/1/2029	64	65
Freddie Mac Gold Pool 6% 2/1/2029	2	1
Freddie Mac Gold Pool 6% 2/1/2055	5,466,116	5,678,351
Freddie Mac Gold Pool 6% 3/1/2029	518	530
Freddie Mac Gold Pool 6% 3/1/2029	189	193
Freddie Mac Gold Pool 6% 3/1/2029	93	95
Freddie Mac Gold Pool 6% 3/1/2029	76	78
Freddie Mac Gold Pool 6% 3/1/2053	5,568,045	5,780,758
Freddie Mac Gold Pool 6% 4/1/2029	51	51
Freddie Mac Gold Pool 6% 4/1/2029	21	22
Freddie Mac Gold Pool 6% 4/1/2031	2,125	2,197
Freddie Mac Gold Pool 6% 4/1/2033	7,393	7,685
Freddie Mac Gold Pool 6% 4/1/2054	25,980,566	26,940,608
Freddie Mac Gold Pool 6% 5/1/2029	422	432
Freddie Mac Gold Pool 6% 5/1/2029	86	88
Freddie Mac Gold Pool 6% 5/1/2033	52,188	53,978
Freddie Mac Gold Pool 6% 5/1/2054	9,756,689	10,132,466
Freddie Mac Gold Pool 6% 6/1/2029	999	1,021
Freddie Mac Gold Pool 6% 6/1/2029	186	190
Freddie Mac Gold Pool 6% 6/1/2029	86	87
Freddie Mac Gold Pool 6% 6/1/2031	720	747
Freddie Mac Gold Pool 6% 7/1/2028	38	39
Freddie Mac Gold Pool 6% 7/1/2029	328	335
Freddie Mac Gold Pool 6% 7/1/2029	312	319
Freddie Mac Gold Pool 6% 7/1/2029	151	154
Freddie Mac Gold Pool 6% 7/1/2029	142	145
Freddie Mac Gold Pool 6% 7/1/2029	119	122
Freddie Mac Gold Pool 6% 7/1/2029	102	104
Freddie Mac Gold Pool 6% 7/1/2029	59	61
Freddie Mac Gold Pool 6% 7/1/2029	48	49
Freddie Mac Gold Pool 6% 7/1/2032	5,467	5,662
Freddie Mac Gold Pool 6% 7/1/2033	7,139	7,444
Freddie Mac Gold Pool 6% 7/1/2037	4,332	4,582
Freddie Mac Gold Pool 6% 7/1/2039	19,843,663	20,488,590
Freddie Mac Gold Pool 6% 8/1/2037	81,786	86,303
Freddie Mac Gold Pool 6% 9/1/2033	41,475	43,211
Freddie Mac Gold Pool 6% 9/1/2039	12,314,110	12,772,046
Freddie Mac Gold Pool 6% 9/1/2054	10,479,649	10,893,095
Freddie Mac Gold Pool 6% 9/1/2054	3,383,278	3,496,668
Freddie Mac Gold Pool 6.5% 1/1/2032	16,617	17,345
Freddie Mac Gold Pool 6.5% 1/1/2054	14,268,212	14,960,801
Freddie Mac Gold Pool 6.5% 1/1/2054	9,590,116	10,046,636
Freddie Mac Gold Pool 6.5% 1/1/2054	218,835	230,008
Freddie Mac Gold Pool 6.5% 10/1/2032	15,734	16,496
Freddie Mac Gold Pool 6.5% 10/1/2053	3,751,724	3,932,956
Freddie Mac Gold Pool 6.5% 10/1/2053	3,736,481	3,914,641
Freddie Mac Gold Pool 6.5% 12/1/2053	83,791	88,093
Freddie Mac Gold Pool 6.5% 2/1/2037	1,787	1,893
Freddie Mac Gold Pool 6.5% 2/1/2054	40,900,746	42,847,752
Freddie Mac Gold Pool 6.5% 3/1/2032	34	36
Freddie Mac Gold Pool 6.5% 3/1/2036	77,229	80,736
Freddie Mac Gold Pool 6.5% 3/1/2037	1,574	1,685
Freddie Mac Gold Pool 6.5% 4/1/2032	1,577	1,649
Freddie Mac Gold Pool 6.5% 6/1/2054	43,509,425	45,801,563
Freddie Mac Gold Pool 6.5% 6/1/2054	3,266,616	3,445,852
Freddie Mac Gold Pool 6.5% 7/1/2032	413	433
Freddie Mac Gold Pool 6.5% 8/1/2032	6,228	6,514
Freddie Mac Gold Pool 6.5% 8/1/2032	4,212	4,414
Freddie Mac Gold Pool 6.5% 8/1/2032	4,047	4,239
Freddie Mac Gold Pool 6.5% 9/1/2039	175,619	188,007
Freddie Mac Gold Pool 6.5% 9/1/2053	3,973,309	4,182,628
Freddie Mac Gold Pool 6.5% 9/1/2053	3,789,566	3,970,258
Freddie Mac Gold Pool 6.5% 9/1/2054	50,117,106	52,913,962
Freddie Mac Gold Pool 6.5% 9/1/2054	3,881,697	4,095,894
Freddie Mac Gold Pool 7% 1/1/2036	8,344	8,823
Freddie Mac Gold Pool 7% 11/1/2026	299	302
Freddie Mac Gold Pool 7% 11/1/2034	13,609	14,387
Freddie Mac Gold Pool 7% 11/1/2034	12,177	12,952
Freddie Mac Gold Pool 7% 12/1/2026	1,107	1,117
Freddie Mac Gold Pool 7% 3/1/2026	268	267
Freddie Mac Gold Pool 7% 4/1/2032	5,140	5,404
Freddie Mac Gold Pool 7% 4/1/2032	2,352	2,492
Freddie Mac Gold Pool 7% 7/1/2026	127	128
Freddie Mac Gold Pool 7% 7/1/2029	21,997	23,128
Freddie Mac Gold Pool 7% 8/1/2026	1,338	1,345
Freddie Mac Gold Pool 7% 9/1/2026	1,783	1,796
Freddie Mac Gold Pool 7% 9/1/2035	35,102	37,221
Freddie Mac Gold Pool 7.5% 1/1/2027	46	46
Freddie Mac Gold Pool 7.5% 11/1/2030	192	203
Freddie Mac Gold Pool 7.5% 11/1/2030	15	16
Freddie Mac Gold Pool 7.5% 11/1/2031	244	261
Freddie Mac Gold Pool 7.5% 5/1/2031	229	240
Freddie Mac Gold Pool 8% 11/1/2031	635	668
Freddie Mac Gold Pool 8% 2/1/2030	59	62
Freddie Mac Gold Pool 8% 4/1/2032	86	91
Freddie Mac Gold Pool 8% 7/1/2030	590	622
Freddie Mac Gold Pool 8% 8/1/2030	1,355	1,416
Freddie Mac Gold Pool 8% 8/1/2030	47	50
Freddie Mac Gold Pool 8% 8/1/2030	18	19
Freddie Mac Gold Pool 8% 9/1/2030	40	42
Freddie Mac Gold Pool 8.5% 1/1/2028	8	7
Freddie Mac Gold Pool 8.5% 11/1/2026	4	3
Freddie Mac Gold Pool 8.5% 12/1/2027	13	14
Freddie Mac Gold Pool 8.5% 5/1/2027	20	21
Freddie Mac Gold Pool 8.5% 5/1/2027	6	5
Freddie Mac Gold Pool 8.5% 8/1/2026	33	33
Freddie Mac Gold Pool 8.5% 8/1/2027	515	525
Freddie Mac Gold Pool 8.5% 8/1/2027	197	201
Freddie Mac Gold Pool 8.5% 8/1/2027	26	27
Freddie Mac Gold Pool 8.5% 9/1/2026	11	11
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	4,029,117	4,060,045
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	7,194,937	7,452,376
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	3,645,165	3,840,899
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	3,316,537	3,495,661
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,050,097	1,112,472
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	214,747	209,885
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	7,156	7,271
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.381% 3/1/2036 (b)(c)	29,426	29,938
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	22,288	22,859
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (b)(c)	53,190	55,223
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.608% 12/1/2040 (b)(c)	248,354	257,427
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.315% 9/1/2041 (b)(c)	52,366	54,280
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	15,516	16,051
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	1,193	1,245
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(c)	9,189	9,537
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	4,731	4,929
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	16,360	17,064
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (b)(c)	11,464	11,959
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (b)(c)	16,991	17,724
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.932%, 7.003% 10/1/2042 (b)(c)	48,352	50,247
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(c)	12,645	13,191
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	227	231
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	10,599	10,973
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	18,578	19,370
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.196% 6/1/2033 (b)(c)	22,941	23,298
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (b)(c)	30,750	31,286
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.887% 3/1/2035 (b)(c)	67,843	69,173
Freddie Mac Non Gold Pool 4% 9/1/2040	8,695	8,486
Freddie Mac Non Gold Pool 5% 8/1/2053	6,844,925	6,803,512
Freddie Mac Non Gold Pool 5.5% 4/1/2055	11,745,052	11,956,329
Freddie Mac Non Gold Pool 5.5% 5/1/2053	5,181,506	5,281,191
Freddie Mac Non Gold Pool 5.5% 6/1/2053	2,571,715	2,617,172
Freddie Mac Non Gold Pool 5.5% 7/1/2053	11,899,102	12,105,713
Freddie Mac Non Gold Pool 5.5% 8/1/2053	12,567,108	12,801,027
Freddie Mac Non Gold Pool 5.5% 8/1/2053	5,265,650	5,363,662
Freddie Mac Non Gold Pool 5.5% 8/1/2053	5,199,415	5,289,696
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.625% 8/1/2037 (b)(c)	9,117	9,152
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	15,342	15,609
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.661% 10/1/2035 (b)(c)	17,599	17,999
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	8,555	8,796
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (b)(c)	495	517
Freddie Mac Non Gold Pool 6% 11/1/2054	7,576,658	7,844,794
Freddie Mac Non Gold Pool 6% 6/1/2053	4,847,463	5,015,984
Freddie Mac Non Gold Pool 6% 6/1/2053	4,843,994	5,003,312
Freddie Mac Non Gold Pool 6% 6/1/2053	4,049,544	4,187,795
Freddie Mac Non Gold Pool 6% 6/1/2054	17,850,283	18,470,846
Freddie Mac Non Gold Pool 6% 7/1/2053	4,812,879	4,980,197
Freddie Mac Non Gold Pool 6% 7/1/2053	4,232,953	4,377,465
Freddie Mac Non Gold Pool 6% 9/1/2053	6,020,950	6,205,807
Freddie Mac Non Gold Pool 6.5% 1/1/2055	6,052,109	6,394,111
Freddie Mac Non Gold Pool 6.5% 11/1/2054	2,678,472	2,829,831
Freddie Mac Non Gold Pool 6.5% 2/1/2055	6,937,954	7,332,724
Ginnie Mae I Pool 2.5% 1/20/2052	7,054,260	5,957,871
Ginnie Mae I Pool 2.5% 12/20/2051	11,021,670	9,308,657
Ginnie Mae I Pool 2.5% 12/20/2051	7,325,752	6,187,167
Ginnie Mae I Pool 2.5% 12/20/2051	5,824,068	4,918,878
Ginnie Mae I Pool 2.5% 7/20/2052	215,458	183,688
Ginnie Mae I Pool 2.5% 8/20/2051	40,935,549	34,573,252
Ginnie Mae I Pool 2.5% 8/20/2051	10,661,742	9,004,670
Ginnie Mae I Pool 2.5% 8/20/2051	6,194,333	5,231,596
Ginnie Mae I Pool 2.5% 9/20/2051	18,173,075	15,348,574
Ginnie Mae I Pool 2.5% 9/20/2051	10,506,073	8,873,195
Ginnie Mae I Pool 3% 12/15/2042	342,700	311,752
Ginnie Mae I Pool 3% 3/15/2045	7,916	7,133
Ginnie Mae I Pool 3% 4/15/2043	92,506	83,879
Ginnie Mae I Pool 3% 4/15/2043	40,255	36,486
Ginnie Mae I Pool 3% 4/15/2043	34,256	31,214
Ginnie Mae I Pool 3% 4/15/2043	15,782	14,345
Ginnie Mae I Pool 3% 4/15/2043	6,747	6,153
Ginnie Mae I Pool 3% 4/15/2043	6,704	6,098
Ginnie Mae I Pool 3% 4/15/2043	6,432	5,939
Ginnie Mae I Pool 3% 4/15/2045	252,669	228,467
Ginnie Mae I Pool 3% 5/15/2043	396,521	359,686
Ginnie Mae I Pool 3% 5/15/2043	39,004	35,039
Ginnie Mae I Pool 3% 5/15/2043	32,061	29,527
Ginnie Mae I Pool 3% 5/15/2043	30,797	28,005
Ginnie Mae I Pool 3% 5/15/2043	28,593	26,219
Ginnie Mae I Pool 3% 5/15/2043	11,417	10,344
Ginnie Mae I Pool 3% 6/15/2042	28,955	26,529
Ginnie Mae I Pool 3% 6/15/2043	39,227	35,526
Ginnie Mae I Pool 3% 6/15/2043	13,418	12,191
Ginnie Mae I Pool 3% 6/20/2042	224,988	206,400
Ginnie Mae I Pool 3% 7/15/2043	67,611	61,505
Ginnie Mae I Pool 3% 7/15/2043	49,347	44,854
Ginnie Mae I Pool 3% 8/15/2042	20,132	18,344
Ginnie Mae I Pool 3% 8/15/2043	21,691	19,773
Ginnie Mae I Pool 3% 9/15/2042	44,691	40,722
Ginnie Mae I Pool 3.5% 1/15/2041	11,586	10,935
Ginnie Mae I Pool 3.5% 1/15/2042	151,054	141,487
Ginnie Mae I Pool 3.5% 1/15/2042	117,331	110,111
Ginnie Mae I Pool 3.5% 1/15/2042	3,025	2,847
Ginnie Mae I Pool 3.5% 1/15/2042	1,600	1,504
Ginnie Mae I Pool 3.5% 1/15/2043	167,762	157,308
Ginnie Mae I Pool 3.5% 1/15/2043	5,475	5,141
Ginnie Mae I Pool 3.5% 1/20/2043	1,034,158	967,682
Ginnie Mae I Pool 3.5% 10/20/2052	7,676,466	7,006,233
Ginnie Mae I Pool 3.5% 11/15/2040	20,220	19,078
Ginnie Mae I Pool 3.5% 11/15/2042	386,125	362,264
Ginnie Mae I Pool 3.5% 11/20/2042	26,048	24,417
Ginnie Mae I Pool 3.5% 12/15/2040	4,180	3,948
Ginnie Mae I Pool 3.5% 12/15/2041	147,582	138,577
Ginnie Mae I Pool 3.5% 12/15/2041	134,250	125,919
Ginnie Mae I Pool 3.5% 12/15/2041	83,319	78,525
Ginnie Mae I Pool 3.5% 12/15/2041	13,055	12,304
Ginnie Mae I Pool 3.5% 12/20/2049	112,899	103,553
Ginnie Mae I Pool 3.5% 12/20/2049	51,636	47,248
Ginnie Mae I Pool 3.5% 12/20/2049	40,173	36,860
Ginnie Mae I Pool 3.5% 12/20/2049	12,038	11,019
Ginnie Mae I Pool 3.5% 2/15/2042	131,456	123,231
Ginnie Mae I Pool 3.5% 2/15/2042	103,950	97,419
Ginnie Mae I Pool 3.5% 2/15/2043	732,585	688,850
Ginnie Mae I Pool 3.5% 2/15/2043	30,508	28,631
Ginnie Mae I Pool 3.5% 2/15/2044	111,276	103,631
Ginnie Mae I Pool 3.5% 2/20/2043	2,456,452	2,308,836
Ginnie Mae I Pool 3.5% 3/15/2042	916,419	861,954
Ginnie Mae I Pool 3.5% 3/15/2043	5,469	5,126
Ginnie Mae I Pool 3.5% 3/20/2043	1,124,289	1,056,152
Ginnie Mae I Pool 3.5% 3/20/2043	462,367	434,242
Ginnie Mae I Pool 3.5% 4/15/2043	635,189	597,608
Ginnie Mae I Pool 3.5% 4/15/2043	118,623	110,843
Ginnie Mae I Pool 3.5% 4/20/2043	488,339	458,004
Ginnie Mae I Pool 3.5% 4/20/2043	190,813	179,102
Ginnie Mae I Pool 3.5% 5/15/2042	40,248	37,867
Ginnie Mae I Pool 3.5% 5/15/2042	28,821	27,108
Ginnie Mae I Pool 3.5% 5/15/2043	27,688	25,899
Ginnie Mae I Pool 3.5% 5/15/2043	24,467	23,059
Ginnie Mae I Pool 3.5% 5/15/2043	21,544	20,196
Ginnie Mae I Pool 3.5% 5/15/2043	9,498	8,916
Ginnie Mae I Pool 3.5% 5/20/2046	103,636	95,640
Ginnie Mae I Pool 3.5% 5/20/2046	68,486	63,202
Ginnie Mae I Pool 3.5% 5/20/2046	55,301	51,034
Ginnie Mae I Pool 3.5% 5/20/2046	51,934	47,927
Ginnie Mae I Pool 3.5% 5/20/2046	50,645	46,737
Ginnie Mae I Pool 3.5% 5/20/2046	27,633	25,466
Ginnie Mae I Pool 3.5% 6/15/2042	5,326	4,995
Ginnie Mae I Pool 3.5% 6/15/2043	51,567	48,211
Ginnie Mae I Pool 3.5% 6/15/2043	42,545	39,714
Ginnie Mae I Pool 3.5% 6/15/2043	34,491	32,369
Ginnie Mae I Pool 3.5% 6/15/2043	22,039	20,848
Ginnie Mae I Pool 3.5% 6/15/2043	17,411	16,295
Ginnie Mae I Pool 3.5% 6/15/2043	4,585	4,285
Ginnie Mae I Pool 3.5% 6/20/2046	255,130	235,525
Ginnie Mae I Pool 3.5% 6/20/2046	71,668	66,161
Ginnie Mae I Pool 3.5% 6/20/2046	68,914	63,597
Ginnie Mae I Pool 3.5% 6/20/2046	65,410	60,364
Ginnie Mae I Pool 3.5% 6/20/2046	57,688	53,255
Ginnie Mae I Pool 3.5% 6/20/2046	35,165	32,452
Ginnie Mae I Pool 3.5% 6/20/2046	23,760	21,935
Ginnie Mae I Pool 3.5% 7/15/2042	110,599	103,821
Ginnie Mae I Pool 3.5% 7/15/2042	36,931	34,668
Ginnie Mae I Pool 3.5% 7/15/2042	9,483	8,894
Ginnie Mae I Pool 3.5% 7/15/2043	19,795	18,526
Ginnie Mae I Pool 3.5% 7/20/2043	247,967	231,872
Ginnie Mae I Pool 3.5% 7/20/2046	6,514,908	6,012,258
Ginnie Mae I Pool 3.5% 7/20/2052	41,370,166	37,758,133
Ginnie Mae I Pool 3.5% 8/15/2042	9,497	8,905
Ginnie Mae I Pool 3.5% 8/15/2043	11,826	11,047
Ginnie Mae I Pool 3.5% 8/20/2052	24,570,533	22,425,277
Ginnie Mae I Pool 3.5% 9/15/2041	2,434	2,296
Ginnie Mae I Pool 3.5% 9/15/2042	26,555	24,866
Ginnie Mae I Pool 3.5% 9/15/2042	12,518	11,835
Ginnie Mae I Pool 3.5% 9/15/2042	12,480	11,699
Ginnie Mae I Pool 3.5% 9/15/2042	11,707	10,966
Ginnie Mae I Pool 3.5% 9/15/2042	2,913	2,731
Ginnie Mae I Pool 3.5% 9/15/2043	10,017	9,372
Ginnie Mae I Pool 3.5% 9/20/2052	33,705,821	30,762,963
Ginnie Mae I Pool 4% 1/15/2040	27,724	26,989
Ginnie Mae I Pool 4% 1/15/2040	27,121	26,342
Ginnie Mae I Pool 4% 1/15/2041	142,570	138,302
Ginnie Mae I Pool 4% 1/15/2041	5,749	5,578
Ginnie Mae I Pool 4% 1/15/2041	4,643	4,502
Ginnie Mae I Pool 4% 1/15/2042	12,511	12,111
Ginnie Mae I Pool 4% 1/15/2043	44,419	42,922
Ginnie Mae I Pool 4% 1/15/2047	77,655	73,342
Ginnie Mae I Pool 4% 1/15/2047	74,933	70,772
Ginnie Mae I Pool 4% 1/15/2047	57,574	54,377
Ginnie Mae I Pool 4% 1/15/2047	27,399	25,878
Ginnie Mae I Pool 4% 10/15/2039	32,902	32,030
Ginnie Mae I Pool 4% 10/15/2040	156,164	151,574
Ginnie Mae I Pool 4% 10/15/2040	144,827	140,647
Ginnie Mae I Pool 4% 10/15/2040	134,276	130,347
Ginnie Mae I Pool 4% 10/15/2040	14,671	14,247
Ginnie Mae I Pool 4% 10/15/2040	10,913	10,595
Ginnie Mae I Pool 4% 10/15/2040	6,199	6,024
Ginnie Mae I Pool 4% 10/15/2040	4,217	4,097
Ginnie Mae I Pool 4% 10/15/2041	298,184	288,688
Ginnie Mae I Pool 4% 10/15/2041	141,516	137,180
Ginnie Mae I Pool 4% 10/15/2041	121,972	118,298
Ginnie Mae I Pool 4% 10/15/2041	77,822	75,465
Ginnie Mae I Pool 4% 10/15/2041	65,851	63,743
Ginnie Mae I Pool 4% 10/15/2041	42,124	40,733
Ginnie Mae I Pool 4% 10/15/2041	36,130	35,082
Ginnie Mae I Pool 4% 10/15/2041	24,505	23,737
Ginnie Mae I Pool 4% 10/15/2041	18,310	17,756
Ginnie Mae I Pool 4% 10/15/2041	14,456	14,031
Ginnie Mae I Pool 4% 10/15/2041	8,453	8,196
Ginnie Mae I Pool 4% 10/15/2041	6,808	6,602
Ginnie Mae I Pool 4% 11/15/2039	24,593	23,962
Ginnie Mae I Pool 4% 11/15/2040	38,752	37,591
Ginnie Mae I Pool 4% 11/15/2040	5,739	5,578
Ginnie Mae I Pool 4% 11/15/2040	4,966	4,834
Ginnie Mae I Pool 4% 11/15/2041	316,912	307,147
Ginnie Mae I Pool 4% 11/15/2041	44,934	43,442
Ginnie Mae I Pool 4% 11/15/2041	9,138	8,849
Ginnie Mae I Pool 4% 11/15/2041	4,456	4,325
Ginnie Mae I Pool 4% 11/15/2042	15,110	14,606
Ginnie Mae I Pool 4% 12/15/2039	78,657	76,408
Ginnie Mae I Pool 4% 12/15/2039	13,707	13,321
Ginnie Mae I Pool 4% 12/15/2040	9,398	9,104
Ginnie Mae I Pool 4% 12/15/2040	6,353	6,155
Ginnie Mae I Pool 4% 12/15/2040	4,513	4,381
Ginnie Mae I Pool 4% 12/15/2041	147,711	143,262
Ginnie Mae I Pool 4% 12/15/2041	100,860	97,631
Ginnie Mae I Pool 4% 12/15/2041	48,316	46,786
Ginnie Mae I Pool 4% 12/15/2041	27,194	26,333
Ginnie Mae I Pool 4% 12/15/2041	10,057	9,730
Ginnie Mae I Pool 4% 12/15/2041	6,052	5,881
Ginnie Mae I Pool 4% 12/15/2041	4,874	4,723
Ginnie Mae I Pool 4% 12/15/2042	10,201	9,873
Ginnie Mae I Pool 4% 12/15/2046	14,804	14,009
Ginnie Mae I Pool 4% 2/15/2040	118,018	114,580
Ginnie Mae I Pool 4% 2/15/2040	73,006	70,869
Ginnie Mae I Pool 4% 2/15/2040	68,698	66,780
Ginnie Mae I Pool 4% 2/15/2040	20,121	19,546
Ginnie Mae I Pool 4% 2/15/2041	39,611	38,452
Ginnie Mae I Pool 4% 2/15/2041	20,493	19,844
Ginnie Mae I Pool 4% 2/15/2042	46,781	45,291
Ginnie Mae I Pool 4% 3/15/2040	591,405	574,336
Ginnie Mae I Pool 4% 3/15/2041	293,516	284,967
Ginnie Mae I Pool 4% 3/15/2041	15,098	14,656
Ginnie Mae I Pool 4% 3/15/2041	14,251	13,792
Ginnie Mae I Pool 4% 3/15/2042	161,856	156,619
Ginnie Mae I Pool 4% 3/15/2042	23,004	22,237
Ginnie Mae I Pool 4% 3/15/2042	16,790	16,258
Ginnie Mae I Pool 4% 3/15/2042	7,150	6,916
Ginnie Mae I Pool 4% 3/20/2047	1,800,210	1,718,218
Ginnie Mae I Pool 4% 4/15/2040	46,758	45,372
Ginnie Mae I Pool 4% 4/15/2040	20,965	20,386
Ginnie Mae I Pool 4% 4/15/2042	28,130	27,210
Ginnie Mae I Pool 4% 4/15/2043	7,524	7,289
Ginnie Mae I Pool 4% 4/15/2046	2,193,470	2,109,816
Ginnie Mae I Pool 4% 4/20/2047	1,825,406	1,723,442
Ginnie Mae I Pool 4% 4/20/2047	1,743,265	1,645,890
Ginnie Mae I Pool 4% 5/15/2040	40,567	39,359
Ginnie Mae I Pool 4% 5/15/2041	7,196	7,021
Ginnie Mae I Pool 4% 5/15/2042	5,350	5,260
Ginnie Mae I Pool 4% 5/15/2043	10,711	10,325
Ginnie Mae I Pool 4% 5/15/2043	6,308	6,081
Ginnie Mae I Pool 4% 5/20/2049	1,025,648	962,909
Ginnie Mae I Pool 4% 6/15/2041	24,469	23,719
Ginnie Mae I Pool 4% 6/15/2041	15,590	15,183
Ginnie Mae I Pool 4% 6/15/2041	12,860	12,444
Ginnie Mae I Pool 4% 6/15/2042	34,056	32,886
Ginnie Mae I Pool 4% 6/15/2042	2,028	1,959
Ginnie Mae I Pool 4% 6/15/2043	9,986	9,640
Ginnie Mae I Pool 4% 6/15/2043	4,731	4,580
Ginnie Mae I Pool 4% 7/15/2039	30,639	29,780
Ginnie Mae I Pool 4% 7/15/2041	25,631	24,789
Ginnie Mae I Pool 4% 7/15/2041	13,941	13,545
Ginnie Mae I Pool 4% 7/15/2041	13,961	13,528
Ginnie Mae I Pool 4% 7/15/2041	8,028	7,765
Ginnie Mae I Pool 4% 7/15/2041	4,774	4,622
Ginnie Mae I Pool 4% 7/15/2041	2,974	2,882
Ginnie Mae I Pool 4% 7/15/2041	1,698	1,689
Ginnie Mae I Pool 4% 7/15/2046	65,424	61,913
Ginnie Mae I Pool 4% 7/15/2046	41,961	39,775
Ginnie Mae I Pool 4% 8/15/2039	12,980	12,611
Ginnie Mae I Pool 4% 8/15/2039	9,621	9,341
Ginnie Mae I Pool 4% 8/15/2040	6,834	6,638
Ginnie Mae I Pool 4% 8/15/2041	20,225	19,609
Ginnie Mae I Pool 4% 8/15/2041	16,009	15,545
Ginnie Mae I Pool 4% 8/15/2041	5,942	5,782
Ginnie Mae I Pool 4% 8/15/2042	65,819	63,569
Ginnie Mae I Pool 4% 8/15/2042	8,670	8,412
Ginnie Mae I Pool 4% 8/15/2042	3,821	3,710
Ginnie Mae I Pool 4% 8/15/2043	13,464	12,967
Ginnie Mae I Pool 4% 8/15/2043	7,311	7,066
Ginnie Mae I Pool 4% 8/15/2043	3,926	3,782
Ginnie Mae I Pool 4% 9/15/2039	20,179	19,664
Ginnie Mae I Pool 4% 9/15/2040	8,895	8,641
Ginnie Mae I Pool 4% 9/15/2041	148,152	143,510
Ginnie Mae I Pool 4% 9/15/2041	19,600	19,002
Ginnie Mae I Pool 4% 9/15/2041	17,324	16,817
Ginnie Mae I Pool 4% 9/15/2041	8,598	8,312
Ginnie Mae I Pool 4% 9/15/2041	4,327	4,189
Ginnie Mae I Pool 4% 9/15/2041	2,066	2,010
Ginnie Mae I Pool 4.5% 1/15/2041	1,090	1,086
Ginnie Mae I Pool 4.5% 10/15/2039	15,843	15,772
Ginnie Mae I Pool 4.5% 10/15/2039	11,928	11,891
Ginnie Mae I Pool 4.5% 10/15/2039	5,120	5,105
Ginnie Mae I Pool 4.5% 10/15/2039	2,772	2,763
Ginnie Mae I Pool 4.5% 11/15/2039	89,097	88,697
Ginnie Mae I Pool 4.5% 11/15/2039	36,266	36,125
Ginnie Mae I Pool 4.5% 11/15/2039	29,628	29,521
Ginnie Mae I Pool 4.5% 11/15/2039	26,541	26,447
Ginnie Mae I Pool 4.5% 11/15/2039	22,985	22,934
Ginnie Mae I Pool 4.5% 11/15/2039	21,618	21,542
Ginnie Mae I Pool 4.5% 11/15/2039	13,490	13,443
Ginnie Mae I Pool 4.5% 11/15/2039	10,934	10,897
Ginnie Mae I Pool 4.5% 11/15/2039	5,488	5,471
Ginnie Mae I Pool 4.5% 11/15/2039	5,191	5,175
Ginnie Mae I Pool 4.5% 11/15/2039	2,209	2,202
Ginnie Mae I Pool 4.5% 11/15/2039	1,328	1,324
Ginnie Mae I Pool 4.5% 12/15/2039	25,677	25,614
Ginnie Mae I Pool 4.5% 2/15/2040	72,988	72,734
Ginnie Mae I Pool 4.5% 2/15/2040	68,104	67,762
Ginnie Mae I Pool 4.5% 2/15/2040	51,750	51,570
Ginnie Mae I Pool 4.5% 2/15/2040	49,743	49,587
Ginnie Mae I Pool 4.5% 2/15/2040	27,583	27,510
Ginnie Mae I Pool 4.5% 2/15/2040	23,974	23,891
Ginnie Mae I Pool 4.5% 2/15/2040	21,433	21,357
Ginnie Mae I Pool 4.5% 2/15/2040	14,876	14,835
Ginnie Mae I Pool 4.5% 2/15/2040	4,264	4,250
Ginnie Mae I Pool 4.5% 2/15/2040	1,827	1,821
Ginnie Mae I Pool 4.5% 2/15/2041	16,970	16,874
Ginnie Mae I Pool 4.5% 3/15/2040	179,424	178,821
Ginnie Mae I Pool 4.5% 3/15/2040	16,496	16,434
Ginnie Mae I Pool 4.5% 3/15/2040	12,256	12,213
Ginnie Mae I Pool 4.5% 3/15/2040	8,622	8,593
Ginnie Mae I Pool 4.5% 3/15/2041	406,657	404,852
Ginnie Mae I Pool 4.5% 3/15/2041	9,666	9,630
Ginnie Mae I Pool 4.5% 3/15/2041	4,316	4,299
Ginnie Mae I Pool 4.5% 3/15/2041	1,257	1,252
Ginnie Mae I Pool 4.5% 4/15/2040	75,511	75,276
Ginnie Mae I Pool 4.5% 4/15/2040	38,465	38,284
Ginnie Mae I Pool 4.5% 4/15/2040	29,280	29,152
Ginnie Mae I Pool 4.5% 4/15/2040	17,186	17,115
Ginnie Mae I Pool 4.5% 4/15/2040	6,859	6,823
Ginnie Mae I Pool 4.5% 4/15/2040	6,702	6,667
Ginnie Mae I Pool 4.5% 4/20/2053	8,916,671	8,646,487
Ginnie Mae I Pool 4.5% 5/15/2039	14,103	14,061
Ginnie Mae I Pool 4.5% 5/15/2040	90,642	90,326
Ginnie Mae I Pool 4.5% 5/15/2040	9,121	9,082
Ginnie Mae I Pool 4.5% 6/15/2039	49,205	49,080
Ginnie Mae I Pool 4.5% 6/15/2039	44,114	43,975
Ginnie Mae I Pool 4.5% 6/15/2039	8,525	8,500
Ginnie Mae I Pool 4.5% 6/15/2039	6,953	6,932
Ginnie Mae I Pool 4.5% 6/15/2039	5,961	5,943
Ginnie Mae I Pool 4.5% 6/15/2040	341,909	340,297
Ginnie Mae I Pool 4.5% 6/15/2040	201,861	201,166
Ginnie Mae I Pool 4.5% 6/15/2040	94,405	94,060
Ginnie Mae I Pool 4.5% 6/15/2040	50,805	50,632
Ginnie Mae I Pool 4.5% 6/15/2040	49,202	49,033
Ginnie Mae I Pool 4.5% 6/15/2040	42,742	42,588
Ginnie Mae I Pool 4.5% 6/15/2040	39,871	39,729
Ginnie Mae I Pool 4.5% 6/15/2040	6,117	6,096
Ginnie Mae I Pool 4.5% 6/15/2040	4,029	4,013
Ginnie Mae I Pool 4.5% 7/15/2039	38,580	38,468
Ginnie Mae I Pool 4.5% 7/15/2039	2,429	2,421
Ginnie Mae I Pool 4.5% 7/15/2040	154,579	154,040
Ginnie Mae I Pool 4.5% 7/15/2040	131,053	130,596
Ginnie Mae I Pool 4.5% 7/15/2040	100,437	100,104
Ginnie Mae I Pool 4.5% 7/15/2040	80,206	79,927
Ginnie Mae I Pool 4.5% 7/15/2040	71,292	71,046
Ginnie Mae I Pool 4.5% 7/15/2040	64,364	64,124
Ginnie Mae I Pool 4.5% 7/15/2040	10,894	10,854
Ginnie Mae I Pool 4.5% 7/15/2040	6,401	6,376
Ginnie Mae I Pool 4.5% 7/15/2040	2,755	2,745
Ginnie Mae I Pool 4.5% 8/15/2039	404,859	403,617
Ginnie Mae I Pool 4.5% 8/15/2039	246,978	246,230
Ginnie Mae I Pool 4.5% 8/15/2039	202,403	201,799
Ginnie Mae I Pool 4.5% 8/15/2039	87,164	86,878
Ginnie Mae I Pool 4.5% 8/15/2039	40,139	40,021
Ginnie Mae I Pool 4.5% 8/15/2039	6,593	6,572
Ginnie Mae I Pool 4.5% 8/15/2040	22,767	22,686
Ginnie Mae I Pool 4.5% 8/15/2040	18,502	18,343
Ginnie Mae I Pool 4.5% 8/15/2040	7,475	7,446
Ginnie Mae I Pool 4.5% 8/15/2040	4,275	4,258
Ginnie Mae I Pool 4.5% 8/15/2040	3,248	3,237
Ginnie Mae I Pool 4.5% 8/15/2040	2,082	2,074
Ginnie Mae I Pool 4.5% 8/15/2041	9,102	9,072
Ginnie Mae I Pool 4.5% 9/15/2039	73,738	73,503
Ginnie Mae I Pool 4.5% 9/15/2039	35,683	35,575
Ginnie Mae I Pool 4.5% 9/15/2039	14,677	14,635
Ginnie Mae I Pool 4.5% 9/15/2039	14,124	14,078
Ginnie Mae I Pool 4.5% 9/15/2040	12,387	12,345
Ginnie Mae I Pool 4.5% 9/15/2040	5,323	5,303
Ginnie Mae I Pool 5% 1/15/2034	2,803	2,843
Ginnie Mae I Pool 5% 1/15/2039	32,640	33,130
Ginnie Mae I Pool 5% 1/15/2040	1,228	1,244
Ginnie Mae I Pool 5% 10/15/2033	1,616	1,638
Ginnie Mae I Pool 5% 10/15/2034	3,665	3,714
Ginnie Mae I Pool 5% 10/15/2034	2,332	2,363
Ginnie Mae I Pool 5% 10/15/2039	28,196	28,636
Ginnie Mae I Pool 5% 10/15/2039	21,163	21,497
Ginnie Mae I Pool 5% 10/15/2039	17,449	17,724
Ginnie Mae I Pool 5% 10/15/2039	9,692	9,843
Ginnie Mae I Pool 5% 10/15/2039	5,723	5,812
Ginnie Mae I Pool 5% 11/15/2033	6,965	7,063
Ginnie Mae I Pool 5% 11/15/2033	5,962	6,023
Ginnie Mae I Pool 5% 11/15/2033	3,647	3,695
Ginnie Mae I Pool 5% 11/15/2033	2,268	2,297
Ginnie Mae I Pool 5% 11/15/2033	976	990
Ginnie Mae I Pool 5% 11/15/2035	7,277	7,380
Ginnie Mae I Pool 5% 11/15/2039	26,905	27,331
Ginnie Mae I Pool 5% 11/15/2039	18,849	19,140
Ginnie Mae I Pool 5% 11/15/2039	11,101	11,277
Ginnie Mae I Pool 5% 11/15/2039	10,662	10,830
Ginnie Mae I Pool 5% 11/15/2039	2,495	2,535
Ginnie Mae I Pool 5% 11/15/2039	2,132	2,166
Ginnie Mae I Pool 5% 11/15/2040	10,875	11,047
Ginnie Mae I Pool 5% 11/15/2040	2,916	2,963
Ginnie Mae I Pool 5% 12/15/2032	336	340
Ginnie Mae I Pool 5% 12/15/2033	2,305	2,334
Ginnie Mae I Pool 5% 12/15/2037	8,123	8,249
Ginnie Mae I Pool 5% 12/15/2039	26,533	26,953
Ginnie Mae I Pool 5% 12/15/2039	13,613	13,826
Ginnie Mae I Pool 5% 12/15/2039	11,484	11,668
Ginnie Mae I Pool 5% 2/15/2034	5,130	5,203
Ginnie Mae I Pool 5% 2/15/2039	56,185	57,062
Ginnie Mae I Pool 5% 2/15/2040	3,793	3,853
Ginnie Mae I Pool 5% 3/15/2035	10,417	10,576
Ginnie Mae I Pool 5% 3/15/2036	21,800	22,133
Ginnie Mae I Pool 5% 3/15/2036	14,563	14,712
Ginnie Mae I Pool 5% 3/15/2036	6,390	6,488
Ginnie Mae I Pool 5% 3/15/2040	7,440	7,556
Ginnie Mae I Pool 5% 3/15/2041	22,462	22,824
Ginnie Mae I Pool 5% 3/15/2041	13,147	13,357
Ginnie Mae I Pool 5% 3/15/2041	3,128	3,178
Ginnie Mae I Pool 5% 4/15/2033	2,803	2,840
Ginnie Mae I Pool 5% 4/15/2033	2,303	2,332
Ginnie Mae I Pool 5% 4/15/2033	1,737	1,758
Ginnie Mae I Pool 5% 4/15/2035	13,790	13,991
Ginnie Mae I Pool 5% 4/15/2039	4,666	4,738
Ginnie Mae I Pool 5% 4/15/2040	191,200	194,210
Ginnie Mae I Pool 5% 4/15/2040	186,707	189,657
Ginnie Mae I Pool 5% 4/15/2040	11,365	11,546
Ginnie Mae I Pool 5% 4/15/2040	4,021	4,085
Ginnie Mae I Pool 5% 4/15/2040	2,138	2,172
Ginnie Mae I Pool 5% 4/15/2041	38,395	39,020
Ginnie Mae I Pool 5% 4/15/2041	9,703	9,859
Ginnie Mae I Pool 5% 4/15/2041	3,635	3,693
Ginnie Mae I Pool 5% 4/15/2041	2,446	2,485
Ginnie Mae I Pool 5% 4/20/2048	3,796,114	3,851,829
Ginnie Mae I Pool 5% 5/15/2033	22,974	23,252
Ginnie Mae I Pool 5% 5/15/2033	12,125	12,277
Ginnie Mae I Pool 5% 5/15/2033	3,166	3,205
Ginnie Mae I Pool 5% 5/15/2034	108,861	110,371
Ginnie Mae I Pool 5% 5/15/2036	906	917
Ginnie Mae I Pool 5% 5/15/2039	43,890	44,573
Ginnie Mae I Pool 5% 5/15/2039	31,440	31,930
Ginnie Mae I Pool 5% 5/15/2040	11,482	11,664
Ginnie Mae I Pool 5% 5/15/2040	6,945	7,052
Ginnie Mae I Pool 5% 5/15/2040	2,445	2,484
Ginnie Mae I Pool 5% 6/15/2033	1,612	1,633
Ginnie Mae I Pool 5% 6/15/2033	1,610	1,630
Ginnie Mae I Pool 5% 6/15/2033	633	639
Ginnie Mae I Pool 5% 6/15/2033	356	361
Ginnie Mae I Pool 5% 6/15/2034	1,753	1,778
Ginnie Mae I Pool 5% 6/15/2036	9,035	9,177
Ginnie Mae I Pool 5% 6/15/2039	4,342	4,409
Ginnie Mae I Pool 5% 6/15/2039	1,244	1,263
Ginnie Mae I Pool 5% 6/15/2040	577,370	586,491
Ginnie Mae I Pool 5% 6/15/2040	20,042	20,367
Ginnie Mae I Pool 5% 6/15/2040	14,277	14,503
Ginnie Mae I Pool 5% 6/15/2040	10,087	10,248
Ginnie Mae I Pool 5% 6/15/2040	2,151	2,186
Ginnie Mae I Pool 5% 6/15/2041	27,327	27,763
Ginnie Mae I Pool 5% 6/15/2041	3,811	3,872
Ginnie Mae I Pool 5% 6/15/2041	3,676	3,734
Ginnie Mae I Pool 5% 7/15/2034	3,319	3,365
Ginnie Mae I Pool 5% 7/15/2035	46,034	46,722
Ginnie Mae I Pool 5% 7/15/2039	50,677	51,465
Ginnie Mae I Pool 5% 7/15/2039	26,149	26,557
Ginnie Mae I Pool 5% 7/15/2039	1,870	1,899
Ginnie Mae I Pool 5% 7/15/2040	31,701	32,203
Ginnie Mae I Pool 5% 7/15/2040	23,761	24,138
Ginnie Mae I Pool 5% 7/15/2040	16,565	16,826
Ginnie Mae I Pool 5% 7/15/2040	14,484	14,714
Ginnie Mae I Pool 5% 7/15/2040	12,817	13,022
Ginnie Mae I Pool 5% 7/15/2040	10,353	10,518
Ginnie Mae I Pool 5% 7/15/2040	3,395	3,449
Ginnie Mae I Pool 5% 7/15/2040	1,963	1,994
Ginnie Mae I Pool 5% 8/15/2033	26,959	27,281
Ginnie Mae I Pool 5% 8/15/2033	16,476	16,690
Ginnie Mae I Pool 5% 8/15/2033	10,188	10,333
Ginnie Mae I Pool 5% 8/15/2033	6,923	7,011
Ginnie Mae I Pool 5% 8/15/2033	3,170	3,209
Ginnie Mae I Pool 5% 8/15/2033	2,928	2,969
Ginnie Mae I Pool 5% 8/15/2035	894	908
Ginnie Mae I Pool 5% 8/15/2039	25,406	25,804
Ginnie Mae I Pool 5% 8/15/2039	20,312	20,630
Ginnie Mae I Pool 5% 8/15/2039	9,104	9,247
Ginnie Mae I Pool 5% 8/15/2039	6,401	6,502
Ginnie Mae I Pool 5% 8/15/2039	4,196	4,262
Ginnie Mae I Pool 5% 8/15/2039	1,976	2,006
Ginnie Mae I Pool 5% 8/15/2039	1,322	1,343
Ginnie Mae I Pool 5% 8/15/2039	951	966
Ginnie Mae I Pool 5% 8/15/2040	48,003	48,766
Ginnie Mae I Pool 5% 8/15/2040	41,714	42,375
Ginnie Mae I Pool 5% 8/15/2040	40,011	40,648
Ginnie Mae I Pool 5% 8/15/2040	10,891	11,065
Ginnie Mae I Pool 5% 8/15/2041	1,492	1,515
Ginnie Mae I Pool 5% 9/15/2033	27,231	27,605
Ginnie Mae I Pool 5% 9/15/2035	2,224	2,259
Ginnie Mae I Pool 5% 9/15/2036	42,383	43,039
Ginnie Mae I Pool 5% 9/15/2036	9,106	9,235
Ginnie Mae I Pool 5% 9/15/2037	2,610	2,651
Ginnie Mae I Pool 5% 9/15/2039	162,670	165,207
Ginnie Mae I Pool 5% 9/15/2039	31,121	31,609
Ginnie Mae I Pool 5% 9/15/2039	23,081	23,444
Ginnie Mae I Pool 5% 9/15/2039	10,232	10,393
Ginnie Mae I Pool 5% 9/15/2039	9,430	9,579
Ginnie Mae I Pool 5% 9/15/2039	8,556	8,690
Ginnie Mae I Pool 5% 9/15/2039	8,496	8,629
Ginnie Mae I Pool 5% 9/15/2039	6,503	6,605
Ginnie Mae I Pool 5% 9/15/2039	5,602	5,690
Ginnie Mae I Pool 5% 9/15/2039	2,816	2,860
Ginnie Mae I Pool 5% 9/15/2039	2,347	2,383
Ginnie Mae I Pool 5% 9/15/2039	2,311	2,347
Ginnie Mae I Pool 5% 9/15/2039	2,142	2,175
Ginnie Mae I Pool 5% 9/15/2040	23,167	23,533
Ginnie Mae I Pool 5% 9/15/2040	17,160	17,433
Ginnie Mae I Pool 5% 9/15/2040	7,760	7,886
Ginnie Mae I Pool 5% 9/15/2040	5,168	5,250
Ginnie Mae I Pool 5% 9/15/2041	430,871	437,636
Ginnie Mae I Pool 5.5% 1/15/2034	346	354
Ginnie Mae I Pool 5.5% 10/15/2035	20,633	21,166
Ginnie Mae I Pool 5.5% 12/15/2038	798	821
Ginnie Mae I Pool 5.5% 3/15/2034	1,290	1,320
Ginnie Mae I Pool 5.5% 3/15/2034	490	500
Ginnie Mae I Pool 5.5% 3/15/2039	1,465	1,507
Ginnie Mae I Pool 5.5% 3/20/2054	13,844,609	14,060,850
Ginnie Mae I Pool 5.5% 4/15/2034	1,562	1,597
Ginnie Mae I Pool 5.5% 4/15/2034	438	448
Ginnie Mae I Pool 5.5% 5/15/2034	5,550	5,686
Ginnie Mae I Pool 5.5% 5/15/2034	1,635	1,674
Ginnie Mae I Pool 5.5% 5/15/2034	818	837
Ginnie Mae I Pool 5.5% 5/15/2034	706	723
Ginnie Mae I Pool 5.5% 5/15/2034	454	464
Ginnie Mae I Pool 5.5% 5/15/2034	294	302
Ginnie Mae I Pool 5.5% 5/15/2039	15,258	15,705
Ginnie Mae I Pool 5.5% 6/15/2039	2,127	2,188
Ginnie Mae I Pool 5.5% 6/15/2039	761	777
Ginnie Mae I Pool 5.5% 7/15/2033	1,186	1,214
Ginnie Mae I Pool 5.5% 7/15/2038	516	531
Ginnie Mae I Pool 5.5% 7/15/2039	13,743	14,156
Ginnie Mae I Pool 5.5% 8/15/2033	4,164	4,262
Ginnie Mae I Pool 5.5% 9/15/2039	95,640	98,518
Ginnie Mae I Pool 5.5% 9/15/2039	90,209	92,918
Ginnie Mae I Pool 6% 10/15/2030	6,537	6,690
Ginnie Mae I Pool 6% 10/15/2039	3,773	3,951
Ginnie Mae I Pool 6% 11/15/2037	1,403	1,463
Ginnie Mae I Pool 6% 11/15/2039	10,785	11,304
Ginnie Mae I Pool 6% 11/15/2039	6,213	6,511
Ginnie Mae I Pool 6% 11/15/2039	4,093	4,285
Ginnie Mae I Pool 6% 11/15/2039	2,446	2,555
Ginnie Mae I Pool 6% 11/15/2039	2,057	2,137
Ginnie Mae I Pool 6% 11/15/2039	1,605	1,678
Ginnie Mae I Pool 6% 11/15/2039	937	980
Ginnie Mae I Pool 6% 12/15/2034	1,052	1,090
Ginnie Mae I Pool 6.5% 10/15/2034	13,526	14,092
Ginnie Mae I Pool 6.5% 10/15/2034	2,598	2,695
Ginnie Mae I Pool 6.5% 10/15/2034	1,507	1,573
Ginnie Mae I Pool 6.5% 10/15/2035	8,775	9,180
Ginnie Mae I Pool 6.5% 10/15/2036	3,639	3,803
Ginnie Mae I Pool 6.5% 11/15/2034	3,393	3,494
Ginnie Mae I Pool 6.5% 3/15/2035	601	620
Ginnie Mae I Pool 6.5% 6/15/2037	3,429	3,593
Ginnie Mae I Pool 6.5% 7/15/2035	1,038	1,082
Ginnie Mae I Pool 6.5% 8/15/2034	15,235	15,867
Ginnie Mae I Pool 6.5% 8/15/2034	355	366
Ginnie Mae I Pool 6.5% 8/15/2036	2,510	2,632
Ginnie Mae I Pool 6.5% 9/15/2034	5,854	6,098
Ginnie Mae I Pool 6.5% 9/15/2035	407	419
Ginnie Mae I Pool 7% 1/15/2026	2	2
Ginnie Mae I Pool 7% 1/15/2027	18	18
Ginnie Mae I Pool 7% 1/15/2028	402	404
Ginnie Mae I Pool 7% 1/15/2028	214	215
Ginnie Mae I Pool 7% 1/15/2028	169	172
Ginnie Mae I Pool 7% 1/15/2028	161	163
Ginnie Mae I Pool 7% 1/15/2028	156	158
Ginnie Mae I Pool 7% 1/15/2028	139	140
Ginnie Mae I Pool 7% 1/15/2028	60	60
Ginnie Mae I Pool 7% 1/15/2028	52	53
Ginnie Mae I Pool 7% 1/15/2028	47	48
Ginnie Mae I Pool 7% 1/15/2029	433	441
Ginnie Mae I Pool 7% 1/15/2029	306	311
Ginnie Mae I Pool 7% 1/15/2029	235	239
Ginnie Mae I Pool 7% 1/15/2029	169	172
Ginnie Mae I Pool 7% 1/15/2029	113	115
Ginnie Mae I Pool 7% 1/15/2030	1,363	1,393
Ginnie Mae I Pool 7% 1/15/2030	128	131
Ginnie Mae I Pool 7% 1/15/2031	1,361	1,406
Ginnie Mae I Pool 7% 1/15/2031	430	442
Ginnie Mae I Pool 7% 1/15/2032	2,732	2,824
Ginnie Mae I Pool 7% 10/15/2026	92	92
Ginnie Mae I Pool 7% 10/15/2028	1,231	1,251
Ginnie Mae I Pool 7% 10/15/2028	223	226
Ginnie Mae I Pool 7% 10/15/2029	496	508
Ginnie Mae I Pool 7% 10/15/2030	369	378
Ginnie Mae I Pool 7% 10/15/2031	2,333	2,417
Ginnie Mae I Pool 7% 10/15/2031	572	590
Ginnie Mae I Pool 7% 10/15/2031	546	554
Ginnie Mae I Pool 7% 10/15/2031	463	479
Ginnie Mae I Pool 7% 10/15/2031	21	22
Ginnie Mae I Pool 7% 11/15/2027	32	32
Ginnie Mae I Pool 7% 11/15/2028	190	194
Ginnie Mae I Pool 7% 11/15/2028	73	74
Ginnie Mae I Pool 7% 11/15/2029	1,177	1,207
Ginnie Mae I Pool 7% 11/15/2031	1,362	1,394
Ginnie Mae I Pool 7% 11/15/2031	1,327	1,372
Ginnie Mae I Pool 7% 11/15/2031	349	361
Ginnie Mae I Pool 7% 11/15/2032	324	335
Ginnie Mae I Pool 7% 12/15/2025	6	6
Ginnie Mae I Pool 7% 12/15/2026	4	4
Ginnie Mae I Pool 7% 12/15/2027	601	609
Ginnie Mae I Pool 7% 12/15/2027	259	262
Ginnie Mae I Pool 7% 12/15/2027	166	168
Ginnie Mae I Pool 7% 12/15/2027	99	100
Ginnie Mae I Pool 7% 12/15/2027	40	40
Ginnie Mae I Pool 7% 12/15/2028	474	482
Ginnie Mae I Pool 7% 12/15/2028	437	445
Ginnie Mae I Pool 7% 12/15/2028	173	175
Ginnie Mae I Pool 7% 12/15/2028	75	76
Ginnie Mae I Pool 7% 12/15/2028	54	55
Ginnie Mae I Pool 7% 12/15/2030	616	635
Ginnie Mae I Pool 7% 12/15/2031	2,239	2,315
Ginnie Mae I Pool 7% 12/15/2031	1,057	1,095
Ginnie Mae I Pool 7% 12/15/2031	102	106
Ginnie Mae I Pool 7% 2/15/2028	215	217
Ginnie Mae I Pool 7% 2/15/2028	204	206
Ginnie Mae I Pool 7% 2/15/2028	189	192
Ginnie Mae I Pool 7% 2/15/2028	136	138
Ginnie Mae I Pool 7% 2/15/2028	89	89
Ginnie Mae I Pool 7% 2/15/2028	70	71
Ginnie Mae I Pool 7% 2/15/2028	30	30
Ginnie Mae I Pool 7% 2/15/2028	24	24
Ginnie Mae I Pool 7% 2/15/2028	13	13
Ginnie Mae I Pool 7% 2/15/2029	126	127
Ginnie Mae I Pool 7% 2/15/2029	92	94
Ginnie Mae I Pool 7% 2/15/2030	539	554
Ginnie Mae I Pool 7% 2/15/2032	3,454	3,582
Ginnie Mae I Pool 7% 2/15/2032	2,582	2,629
Ginnie Mae I Pool 7% 2/15/2032	956	990
Ginnie Mae I Pool 7% 2/15/2032	350	362
Ginnie Mae I Pool 7% 2/15/2032	289	294
Ginnie Mae I Pool 7% 2/15/2032	232	239
Ginnie Mae I Pool 7% 3/15/2028	811	823
Ginnie Mae I Pool 7% 3/15/2028	467	473
Ginnie Mae I Pool 7% 3/15/2028	264	267
Ginnie Mae I Pool 7% 3/15/2028	220	222
Ginnie Mae I Pool 7% 3/15/2028	219	222
Ginnie Mae I Pool 7% 3/15/2028	127	128
Ginnie Mae I Pool 7% 3/15/2028	85	86
Ginnie Mae I Pool 7% 3/15/2028	82	83
Ginnie Mae I Pool 7% 3/15/2028	46	46
Ginnie Mae I Pool 7% 3/15/2029	598	610
Ginnie Mae I Pool 7% 3/15/2029	267	272
Ginnie Mae I Pool 7% 3/15/2029	164	167
Ginnie Mae I Pool 7% 3/15/2029	80	81
Ginnie Mae I Pool 7% 3/15/2029	57	58
Ginnie Mae I Pool 7% 3/15/2029	44	45
Ginnie Mae I Pool 7% 3/15/2031	221	228
Ginnie Mae I Pool 7% 3/15/2031	216	223
Ginnie Mae I Pool 7% 3/15/2031	158	163
Ginnie Mae I Pool 7% 3/15/2031	75	76
Ginnie Mae I Pool 7% 3/15/2032	1,367	1,418
Ginnie Mae I Pool 7% 3/15/2032	677	702
Ginnie Mae I Pool 7% 3/15/2032	592	614
Ginnie Mae I Pool 7% 3/15/2032	328	338
Ginnie Mae I Pool 7% 3/15/2032	158	163
Ginnie Mae I Pool 7% 3/15/2032	131	135
Ginnie Mae I Pool 7% 3/15/2032	112	115
Ginnie Mae I Pool 7% 3/15/2032	31	32
Ginnie Mae I Pool 7% 4/15/2028	412	418
Ginnie Mae I Pool 7% 4/15/2028	261	265
Ginnie Mae I Pool 7% 4/15/2028	200	202
Ginnie Mae I Pool 7% 4/15/2028	157	159
Ginnie Mae I Pool 7% 4/15/2028	109	110
Ginnie Mae I Pool 7% 4/15/2028	81	82
Ginnie Mae I Pool 7% 4/15/2028	77	78
Ginnie Mae I Pool 7% 4/15/2028	47	47
Ginnie Mae I Pool 7% 4/15/2028	40	40
Ginnie Mae I Pool 7% 4/15/2028	32	33
Ginnie Mae I Pool 7% 4/15/2028	20	20
Ginnie Mae I Pool 7% 4/15/2028	13	13
Ginnie Mae I Pool 7% 4/15/2028	13	13
Ginnie Mae I Pool 7% 4/15/2029	414	422
Ginnie Mae I Pool 7% 4/15/2029	65	67
Ginnie Mae I Pool 7% 4/15/2029	38	39
Ginnie Mae I Pool 7% 4/15/2030	305	314
Ginnie Mae I Pool 7% 4/15/2031	1,663	1,715
Ginnie Mae I Pool 7% 4/15/2031	659	681
Ginnie Mae I Pool 7% 4/15/2031	380	393
Ginnie Mae I Pool 7% 4/15/2031	159	165
Ginnie Mae I Pool 7% 4/15/2031	145	149
Ginnie Mae I Pool 7% 4/15/2032	2,106	2,186
Ginnie Mae I Pool 7% 4/15/2032	1,109	1,148
Ginnie Mae I Pool 7% 4/15/2032	763	791
Ginnie Mae I Pool 7% 4/15/2032	716	738
Ginnie Mae I Pool 7% 4/15/2032	578	600
Ginnie Mae I Pool 7% 4/15/2032	332	342
Ginnie Mae I Pool 7% 4/15/2032	303	313
Ginnie Mae I Pool 7% 4/15/2032	299	310
Ginnie Mae I Pool 7% 4/15/2032	293	303
Ginnie Mae I Pool 7% 4/15/2032	274	284
Ginnie Mae I Pool 7% 4/15/2032	182	188
Ginnie Mae I Pool 7% 4/15/2032	92	93
Ginnie Mae I Pool 7% 4/20/2032	28,424	29,578
Ginnie Mae I Pool 7% 5/15/2027	10	10
Ginnie Mae I Pool 7% 5/15/2028	358	361
Ginnie Mae I Pool 7% 5/15/2028	77	78
Ginnie Mae I Pool 7% 5/15/2028	73	74
Ginnie Mae I Pool 7% 5/15/2028	59	59
Ginnie Mae I Pool 7% 5/15/2028	53	54
Ginnie Mae I Pool 7% 5/15/2028	18	18
Ginnie Mae I Pool 7% 5/15/2028	17	17
Ginnie Mae I Pool 7% 5/15/2029	267	273
Ginnie Mae I Pool 7% 5/15/2030	366	373
Ginnie Mae I Pool 7% 5/15/2031	733	753
Ginnie Mae I Pool 7% 5/15/2031	340	351
Ginnie Mae I Pool 7% 5/15/2031	211	214
Ginnie Mae I Pool 7% 5/15/2032	1,648	1,701
Ginnie Mae I Pool 7% 5/15/2032	1,118	1,162
Ginnie Mae I Pool 7% 5/15/2032	1,052	1,086
Ginnie Mae I Pool 7% 5/15/2032	424	431
Ginnie Mae I Pool 7% 5/15/2032	410	426
Ginnie Mae I Pool 7% 5/15/2032	359	370
Ginnie Mae I Pool 7% 5/15/2032	326	334
Ginnie Mae I Pool 7% 5/15/2032	295	306
Ginnie Mae I Pool 7% 5/15/2032	286	295
Ginnie Mae I Pool 7% 5/15/2032	259	269
Ginnie Mae I Pool 7% 5/15/2032	235	244
Ginnie Mae I Pool 7% 5/15/2032	136	140
Ginnie Mae I Pool 7% 5/15/2032	121	126
Ginnie Mae I Pool 7% 6/15/2028	464	471
Ginnie Mae I Pool 7% 6/15/2028	441	448
Ginnie Mae I Pool 7% 6/15/2028	287	292
Ginnie Mae I Pool 7% 6/15/2028	203	206
Ginnie Mae I Pool 7% 6/15/2028	153	155
Ginnie Mae I Pool 7% 6/15/2028	136	137
Ginnie Mae I Pool 7% 6/15/2028	124	126
Ginnie Mae I Pool 7% 6/15/2028	92	94
Ginnie Mae I Pool 7% 6/15/2028	71	72
Ginnie Mae I Pool 7% 6/15/2028	70	71
Ginnie Mae I Pool 7% 6/15/2028	49	49
Ginnie Mae I Pool 7% 6/15/2028	45	46
Ginnie Mae I Pool 7% 6/15/2028	34	35
Ginnie Mae I Pool 7% 6/15/2028	28	28
Ginnie Mae I Pool 7% 6/15/2029	514	525
Ginnie Mae I Pool 7% 6/15/2029	231	236
Ginnie Mae I Pool 7% 6/15/2029	160	163
Ginnie Mae I Pool 7% 6/15/2029	91	93
Ginnie Mae I Pool 7% 6/15/2031	2,008	2,075
Ginnie Mae I Pool 7% 6/15/2031	895	925
Ginnie Mae I Pool 7% 6/15/2031	573	592
Ginnie Mae I Pool 7% 6/15/2031	34	35
Ginnie Mae I Pool 7% 6/15/2032	1,433	1,480
Ginnie Mae I Pool 7% 6/15/2032	800	824
Ginnie Mae I Pool 7% 6/15/2032	628	651
Ginnie Mae I Pool 7% 6/15/2032	379	390
Ginnie Mae I Pool 7% 6/15/2032	329	341
Ginnie Mae I Pool 7% 6/15/2032	280	289
Ginnie Mae I Pool 7% 6/15/2032	251	260
Ginnie Mae I Pool 7% 6/15/2032	213	221
Ginnie Mae I Pool 7% 6/15/2032	50	51
Ginnie Mae I Pool 7% 7/15/2028	502	509
Ginnie Mae I Pool 7% 7/15/2028	499	507
Ginnie Mae I Pool 7% 7/15/2028	269	270
Ginnie Mae I Pool 7% 7/15/2028	259	263
Ginnie Mae I Pool 7% 7/15/2028	257	261
Ginnie Mae I Pool 7% 7/15/2028	137	139
Ginnie Mae I Pool 7% 7/15/2028	101	102
Ginnie Mae I Pool 7% 7/15/2028	97	99
Ginnie Mae I Pool 7% 7/15/2028	82	83
Ginnie Mae I Pool 7% 7/15/2028	76	76
Ginnie Mae I Pool 7% 7/15/2028	73	74
Ginnie Mae I Pool 7% 7/15/2028	37	37
Ginnie Mae I Pool 7% 7/15/2028	15	15
Ginnie Mae I Pool 7% 7/15/2029	406	415
Ginnie Mae I Pool 7% 7/15/2029	305	310
Ginnie Mae I Pool 7% 7/15/2029	197	201
Ginnie Mae I Pool 7% 7/15/2029	32	33
Ginnie Mae I Pool 7% 7/15/2031	1,475	1,526
Ginnie Mae I Pool 7% 7/15/2031	942	972
Ginnie Mae I Pool 7% 7/15/2031	799	826
Ginnie Mae I Pool 7% 7/15/2031	381	392
Ginnie Mae I Pool 7% 7/15/2031	17	17
Ginnie Mae I Pool 7% 7/15/2031	7	7
Ginnie Mae I Pool 7% 7/15/2032	741	770
Ginnie Mae I Pool 7% 7/15/2032	621	640
Ginnie Mae I Pool 7% 7/15/2032	533	553
Ginnie Mae I Pool 7% 7/15/2032	496	512
Ginnie Mae I Pool 7% 7/15/2032	437	451
Ginnie Mae I Pool 7% 7/15/2032	83	86
Ginnie Mae I Pool 7% 7/15/2032	65	67
Ginnie Mae I Pool 7% 8/15/2028	57	58
Ginnie Mae I Pool 7% 8/15/2029	75	76
Ginnie Mae I Pool 7% 8/15/2029	45	45
Ginnie Mae I Pool 7% 8/15/2031	1,946	2,012
Ginnie Mae I Pool 7% 8/15/2031	1,211	1,254
Ginnie Mae I Pool 7% 8/15/2031	356	369
Ginnie Mae I Pool 7% 8/15/2031	210	217
Ginnie Mae I Pool 7% 8/15/2031	196	202
Ginnie Mae I Pool 7% 8/15/2032	611	634
Ginnie Mae I Pool 7% 8/15/2032	588	604
Ginnie Mae I Pool 7% 8/15/2032	380	393
Ginnie Mae I Pool 7% 8/15/2032	246	255
Ginnie Mae I Pool 7% 8/15/2032	219	227
Ginnie Mae I Pool 7% 8/15/2032	179	185
Ginnie Mae I Pool 7% 8/15/2032	100	101
Ginnie Mae I Pool 7% 9/15/2027	29	29
Ginnie Mae I Pool 7% 9/15/2028	409	416
Ginnie Mae I Pool 7% 9/15/2028	162	165
Ginnie Mae I Pool 7% 9/15/2028	61	62
Ginnie Mae I Pool 7% 9/15/2028	54	54
Ginnie Mae I Pool 7% 9/15/2028	47	48
Ginnie Mae I Pool 7% 9/15/2028	35	36
Ginnie Mae I Pool 7% 9/15/2029	48	49
Ginnie Mae I Pool 7% 9/15/2031	1,441	1,491
Ginnie Mae I Pool 7% 9/15/2031	1,191	1,233
Ginnie Mae I Pool 7% 9/15/2031	886	917
Ginnie Mae I Pool 7% 9/15/2031	471	487
Ginnie Mae I Pool 7% 9/15/2031	358	370
Ginnie Mae I Pool 7% 9/15/2031	213	219
Ginnie Mae I Pool 7% 9/15/2031	97	100
Ginnie Mae I Pool 7.5% 1/15/2028	286	290
Ginnie Mae I Pool 7.5% 1/15/2031	197	205
Ginnie Mae I Pool 7.5% 1/15/2031	62	65
Ginnie Mae I Pool 7.5% 10/15/2027	698	711
Ginnie Mae I Pool 7.5% 10/15/2027	687	694
Ginnie Mae I Pool 7.5% 10/15/2027	669	681
Ginnie Mae I Pool 7.5% 10/15/2027	570	580
Ginnie Mae I Pool 7.5% 10/15/2027	240	244
Ginnie Mae I Pool 7.5% 10/15/2027	136	138
Ginnie Mae I Pool 7.5% 10/15/2027	60	61
Ginnie Mae I Pool 7.5% 10/15/2027	55	56
Ginnie Mae I Pool 7.5% 10/15/2027	55	55
Ginnie Mae I Pool 7.5% 10/15/2027	45	46
Ginnie Mae I Pool 7.5% 10/15/2027	41	41
Ginnie Mae I Pool 7.5% 10/15/2027	38	39
Ginnie Mae I Pool 7.5% 11/15/2025	26	26
Ginnie Mae I Pool 7.5% 11/15/2025	25	25
Ginnie Mae I Pool 7.5% 11/15/2025	8	8
Ginnie Mae I Pool 7.5% 11/15/2025	7	7
Ginnie Mae I Pool 7.5% 11/15/2025	2	2
Ginnie Mae I Pool 7.5% 11/15/2027	54	55
Ginnie Mae I Pool 7.5% 11/15/2027	50	51
Ginnie Mae I Pool 7.5% 12/15/2027	279	285
Ginnie Mae I Pool 7.5% 12/15/2027	225	228
Ginnie Mae I Pool 7.5% 12/15/2027	189	192
Ginnie Mae I Pool 7.5% 12/15/2027	91	92
Ginnie Mae I Pool 7.5% 12/15/2027	72	73
Ginnie Mae I Pool 7.5% 12/15/2027	34	34
Ginnie Mae I Pool 7.5% 12/15/2027	27	27
Ginnie Mae I Pool 7.5% 12/15/2027	13	13
Ginnie Mae I Pool 7.5% 12/15/2027	6	6
Ginnie Mae I Pool 7.5% 2/15/2027	63	64
Ginnie Mae I Pool 7.5% 3/15/2026	15	15
Ginnie Mae I Pool 7.5% 3/15/2026	8	8
Ginnie Mae I Pool 7.5% 3/15/2028	213	218
Ginnie Mae I Pool 7.5% 3/15/2031	730	765
Ginnie Mae I Pool 7.5% 4/15/2027	233	235
Ginnie Mae I Pool 7.5% 4/15/2027	103	104
Ginnie Mae I Pool 7.5% 4/15/2027	85	86
Ginnie Mae I Pool 7.5% 4/15/2027	71	72
Ginnie Mae I Pool 7.5% 4/15/2027	62	63
Ginnie Mae I Pool 7.5% 4/15/2027	57	58
Ginnie Mae I Pool 7.5% 4/15/2027	19	19
Ginnie Mae I Pool 7.5% 4/15/2027	16	17
Ginnie Mae I Pool 7.5% 5/15/2027	132	133
Ginnie Mae I Pool 7.5% 5/15/2027	69	70
Ginnie Mae I Pool 7.5% 5/15/2027	5	5
Ginnie Mae I Pool 7.5% 6/15/2027	502	507
Ginnie Mae I Pool 7.5% 6/15/2027	124	125
Ginnie Mae I Pool 7.5% 6/15/2027	52	53
Ginnie Mae I Pool 7.5% 6/15/2027	38	38
Ginnie Mae I Pool 7.5% 6/15/2027	25	25
Ginnie Mae I Pool 7.5% 6/15/2029	16	16
Ginnie Mae I Pool 7.5% 7/15/2027	594	603
Ginnie Mae I Pool 7.5% 7/15/2027	284	286
Ginnie Mae I Pool 7.5% 7/15/2027	275	278
Ginnie Mae I Pool 7.5% 7/15/2027	213	216
Ginnie Mae I Pool 7.5% 7/15/2027	151	153
Ginnie Mae I Pool 7.5% 7/15/2027	92	93
Ginnie Mae I Pool 7.5% 7/15/2027	71	72
Ginnie Mae I Pool 7.5% 7/15/2027	34	34
Ginnie Mae I Pool 7.5% 7/15/2027	26	26
Ginnie Mae I Pool 7.5% 7/15/2028	1,110	1,137
Ginnie Mae I Pool 7.5% 7/15/2029	183	188
Ginnie Mae I Pool 7.5% 8/15/2027	330	336
Ginnie Mae I Pool 7.5% 8/15/2027	118	120
Ginnie Mae I Pool 7.5% 8/15/2027	70	70
Ginnie Mae I Pool 7.5% 8/15/2027	62	63
Ginnie Mae I Pool 7.5% 8/15/2027	41	41
Ginnie Mae I Pool 7.5% 8/15/2027	30	31
Ginnie Mae I Pool 7.5% 8/15/2027	14	15
Ginnie Mae I Pool 7.5% 8/15/2028	564	579
Ginnie Mae I Pool 7.5% 8/15/2028	260	267
Ginnie Mae I Pool 7.5% 8/15/2028	94	96
Ginnie Mae I Pool 7.5% 8/15/2028	28	28
Ginnie Mae I Pool 7.5% 8/15/2029	79	81
Ginnie Mae I Pool 7.5% 9/15/2027	685	698
Ginnie Mae I Pool 7.5% 9/15/2027	64	65
Ginnie Mae I Pool 7.5% 9/15/2027	36	37
Ginnie Mae I Pool 7.5% 9/15/2027	25	25
Ginnie Mae I Pool 7.5% 9/15/2027	18	18
Ginnie Mae I Pool 7.5% 9/15/2028	666	683
Ginnie Mae I Pool 7.5% 9/15/2028	377	383
Ginnie Mae I Pool 7.5% 9/15/2031	1,650	1,716
Ginnie Mae I Pool 8% 1/15/2028	402	409
Ginnie Mae I Pool 8% 10/15/2029	190	196
Ginnie Mae I Pool 8% 11/15/2027	83	84
Ginnie Mae I Pool 8% 12/15/2027	406	412
Ginnie Mae I Pool 8% 12/15/2027	145	147
Ginnie Mae I Pool 8% 12/15/2027	121	122
Ginnie Mae I Pool 8% 12/15/2027	51	52
Ginnie Mae I Pool 8% 7/15/2027	135	137
Ginnie Mae I Pool 8% 8/15/2027	57	57
Ginnie Mae I Pool 8% 8/15/2027	38	39
Ginnie Mae I Pool 8% 9/15/2029	54	55
Ginnie Mae I Pool 8.5% 1/15/2031	1,865	1,938
Ginnie Mae I Pool 8.5% 11/15/2027	41	41
Ginnie Mae I Pool 8.5% 12/15/2029	110	113
Ginnie Mae I Pool 8.5% 7/15/2030	155	160
Ginnie Mae I Pool 8.5% 8/15/2029	134	137
Ginnie Mae II Pool 2% 1/20/2051	70,309,135	57,592,343
Ginnie Mae II Pool 2% 10/1/2055 (g)	241,400,000	197,567,916
Ginnie Mae II Pool 2% 11/20/2050	23,875,952	19,557,516
Ginnie Mae II Pool 2% 12/20/2050	37,358,830	30,592,993
Ginnie Mae II Pool 2% 2/20/2051	44,984,690	36,848,323
Ginnie Mae II Pool 2% 3/20/2052	2,105,684	1,725,159
Ginnie Mae II Pool 2% 4/20/2051	1,566,623	1,283,269
Ginnie Mae II Pool 2% 7/20/2051	144,581	118,385
Ginnie Mae II Pool 2% 9/1/2055 (g)	656,025,000	537,035,710
Ginnie Mae II Pool 2% 9/20/2050	11,336,538	9,289,644
Ginnie Mae II Pool 2.5% 12/20/2051	67,417,345	57,444,816
Ginnie Mae II Pool 2.5% 2/20/2052	23,990,088	20,445,167
Ginnie Mae II Pool 2.5% 3/20/2052	2,435,248	2,075,401
Ginnie Mae II Pool 2.5% 4/20/2052	27,856,663	23,740,392
Ginnie Mae II Pool 2.5% 6/20/2051	7,541,925	6,426,306
Ginnie Mae II Pool 2.5% 6/20/2052	3,078,007	2,624,143
Ginnie Mae II Pool 2.5% 7/20/2051	26,263,200	22,378,287
Ginnie Mae II Pool 2.5% 7/20/2054	359,448	306,221
Ginnie Mae II Pool 2.5% 9/1/2055 (g)	115,600,000	98,467,941
Ginnie Mae II Pool 2.5% 9/20/2051	10,702,428	9,119,300
Ginnie Mae II Pool 3% 1/20/2032	2,662,204	2,597,692
Ginnie Mae II Pool 3% 10/1/2055 (g)	100,000,000	88,546,260
Ginnie Mae II Pool 3% 10/20/2031	876,642	855,806
Ginnie Mae II Pool 3% 10/20/2042	2,978	2,729
Ginnie Mae II Pool 3% 10/20/2043	624,676	570,368
Ginnie Mae II Pool 3% 11/20/2031	934,891	912,233
Ginnie Mae II Pool 3% 12/20/2031	1,419,423	1,385,357
Ginnie Mae II Pool 3% 12/20/2042	3,155,552	2,890,096
Ginnie Mae II Pool 3% 12/20/2043	6,389	5,829
Ginnie Mae II Pool 3% 12/20/2046	9,515,506	8,546,869
Ginnie Mae II Pool 3% 2/20/2031	113,921	111,466
Ginnie Mae II Pool 3% 2/20/2043	88,984	81,472
Ginnie Mae II Pool 3% 2/20/2044	23,695	21,620
Ginnie Mae II Pool 3% 3/20/2031	229,895	224,823
Ginnie Mae II Pool 3% 3/20/2050	7,066,792	6,278,964
Ginnie Mae II Pool 3% 4/20/2031	857,636	838,714
Ginnie Mae II Pool 3% 4/20/2052	77,366,842	68,566,456
Ginnie Mae II Pool 3% 5/20/2031	1,832,724	1,791,827
Ginnie Mae II Pool 3% 5/20/2042	19,781	18,168
Ginnie Mae II Pool 3% 5/20/2052	124,828,249	110,629,186
Ginnie Mae II Pool 3% 7/20/2031	24,049	23,495
Ginnie Mae II Pool 3% 8/20/2031	280,051	273,596
Ginnie Mae II Pool 3% 8/20/2042	27,719	25,416
Ginnie Mae II Pool 3% 9/1/2055 (g)	200,000,000	177,162,840
Ginnie Mae II Pool 3% 9/20/2031	112,510	109,889
Ginnie Mae II Pool 3% 9/20/2043	21,839	19,934
Ginnie Mae II Pool 3.5% 1/20/2041	3,384	3,186
Ginnie Mae II Pool 3.5% 1/20/2042	9,479	8,894
Ginnie Mae II Pool 3.5% 1/20/2044	44,090	41,040
Ginnie Mae II Pool 3.5% 10/20/2040	16,999	15,990
Ginnie Mae II Pool 3.5% 10/20/2041	1,514	1,421
Ginnie Mae II Pool 3.5% 10/20/2043	41,127	38,358
Ginnie Mae II Pool 3.5% 11/20/2041	3,776	3,544
Ginnie Mae II Pool 3.5% 12/20/2040	1,333,639	1,255,552
Ginnie Mae II Pool 3.5% 12/20/2041	7,500,039	7,039,102
Ginnie Mae II Pool 3.5% 12/20/2043	42,287	39,372
Ginnie Mae II Pool 3.5% 12/20/2044	3,907	3,624
Ginnie Mae II Pool 3.5% 2/20/2040	2,775	2,610
Ginnie Mae II Pool 3.5% 2/20/2043	177,854	166,273
Ginnie Mae II Pool 3.5% 3/20/2041	13,852	13,033
Ginnie Mae II Pool 3.5% 3/20/2044	12,423	11,556
Ginnie Mae II Pool 3.5% 4/20/2043	252,251	235,704
Ginnie Mae II Pool 3.5% 4/20/2046	75,086	69,292
Ginnie Mae II Pool 3.5% 5/20/2043	3,187,566	2,964,959
Ginnie Mae II Pool 3.5% 5/20/2046	102,014	94,143
Ginnie Mae II Pool 3.5% 5/20/2046	25,867	23,871
Ginnie Mae II Pool 3.5% 6/20/2034	1,896	1,819
Ginnie Mae II Pool 3.5% 6/20/2043	106,244	99,220
Ginnie Mae II Pool 3.5% 8/20/2043	26,722	24,941
Ginnie Mae II Pool 3.5% 9/20/2040	134,874	126,852
Ginnie Mae II Pool 3.5% 9/20/2041	6,715	6,306
Ginnie Mae II Pool 3.5% 9/20/2043	1,134,802	1,058,479
Ginnie Mae II Pool 4% 1/20/2041	1,619,548	1,569,752
Ginnie Mae II Pool 4% 1/20/2042	122,331	118,334
Ginnie Mae II Pool 4% 1/20/2046	114,654	109,647
Ginnie Mae II Pool 4% 10/1/2055 (g)	46,300,000	43,166,143
Ginnie Mae II Pool 4% 10/20/2040	582,520	564,736
Ginnie Mae II Pool 4% 10/20/2041	1,844,706	1,785,329
Ginnie Mae II Pool 4% 10/20/2044	540,008	518,591
Ginnie Mae II Pool 4% 10/20/2045	13,390	12,825
Ginnie Mae II Pool 4% 11/20/2040	1,534,802	1,487,775
Ginnie Mae II Pool 4% 11/20/2044	370,122	355,384
Ginnie Mae II Pool 4% 11/20/2045	2,480	2,372
Ginnie Mae II Pool 4% 12/20/2044	919,869	883,242
Ginnie Mae II Pool 4% 12/20/2045	146,610	140,207
Ginnie Mae II Pool 4% 2/20/2041	53,227	51,583
Ginnie Mae II Pool 4% 2/20/2046	89,399	85,495
Ginnie Mae II Pool 4% 3/20/2041	137,649	133,393
Ginnie Mae II Pool 4% 3/20/2046	97,863	93,590
Ginnie Mae II Pool 4% 3/20/2047	5,717,497	5,457,091
Ginnie Mae II Pool 4% 5/20/2033	2,894	2,845
Ginnie Mae II Pool 4% 6/20/2044	40,852	39,270
Ginnie Mae II Pool 4% 7/20/2044	359,597	345,562
Ginnie Mae II Pool 4% 7/20/2045	90,384	86,630
Ginnie Mae II Pool 4% 8/20/2041	15,253	14,764
Ginnie Mae II Pool 4% 8/20/2043	225,191	217,101
Ginnie Mae II Pool 4% 8/20/2044	5,391,827	5,180,553
Ginnie Mae II Pool 4% 8/20/2048	9,611,567	9,128,749
Ginnie Mae II Pool 4% 9/1/2055 (g)	92,600,000	86,353,982
Ginnie Mae II Pool 4% 9/20/2040	679,009	658,251
Ginnie Mae II Pool 4% 9/20/2041	283,429	274,292
Ginnie Mae II Pool 4% 9/20/2042	16,201	15,650
Ginnie Mae II Pool 4% 9/20/2045	11,133	10,667
Ginnie Mae II Pool 4.5% 1/20/2041	151,637	150,848
Ginnie Mae II Pool 4.5% 1/20/2055	2,208,273	2,126,351
Ginnie Mae II Pool 4.5% 10/1/2055 (g)	24,150,000	23,240,772
Ginnie Mae II Pool 4.5% 10/20/2035	1,523	1,519
Ginnie Mae II Pool 4.5% 10/20/2040	32,107	31,944
Ginnie Mae II Pool 4.5% 11/20/2040	32,188	32,022
Ginnie Mae II Pool 4.5% 11/20/2054	74,125,944	71,428,153
Ginnie Mae II Pool 4.5% 2/20/2041	552,336	549,440
Ginnie Mae II Pool 4.5% 2/20/2055	22,450,872	21,617,994
Ginnie Mae II Pool 4.5% 3/20/2036	11,165	11,135
Ginnie Mae II Pool 4.5% 3/20/2041	425,324	423,093
Ginnie Mae II Pool 4.5% 4/20/2041	106,488	105,925
Ginnie Mae II Pool 4.5% 4/20/2055	25,040,116	24,111,183
Ginnie Mae II Pool 4.5% 5/20/2040	37,402	37,220
Ginnie Mae II Pool 4.5% 5/20/2041	468,862	466,361
Ginnie Mae II Pool 4.5% 6/20/2033	5,206	5,194
Ginnie Mae II Pool 4.5% 6/20/2041	927,224	922,198
Ginnie Mae II Pool 4.5% 7/20/2040	61,897	61,587
Ginnie Mae II Pool 4.5% 8/20/2040	7,189	7,153
Ginnie Mae II Pool 4.5% 9/20/2040	333,634	331,941
Ginnie Mae II Pool 5% 10/1/2055 (g)	222,100,000	219,556,933
Ginnie Mae II Pool 5% 11/20/2054	8,848,783	8,759,510
Ginnie Mae II Pool 5% 12/20/2054	10,581,271	10,485,266
Ginnie Mae II Pool 5% 9/1/2055 (g)	444,200,000	439,460,919
Ginnie Mae II Pool 5% 9/20/2033	244,930	247,962
Ginnie Mae II Pool 5.5% 1/20/2055	11,436,156	11,600,483
Ginnie Mae II Pool 5.5% 10/1/2055 (g)	194,775,000	196,036,928
Ginnie Mae II Pool 5.5% 12/20/2054	14,865,997	14,983,211
Ginnie Mae II Pool 5.5% 12/20/2054	13,837,330	14,083,726
Ginnie Mae II Pool 5.5% 9/1/2055 (g)	389,550,000	392,423,827
Ginnie Mae II Pool 6% 10/1/2055 (g)	217,650,000	221,788,680
Ginnie Mae II Pool 6% 11/20/2031	6,824	7,027
Ginnie Mae II Pool 6% 12/20/2054	26,411,939	26,931,417
Ginnie Mae II Pool 6% 5/20/2032	32,202	33,235
Ginnie Mae II Pool 6% 9/1/2055 (g)	519,275,000	529,636,042
Ginnie Mae II Pool 6.5% 1/20/2032	295	305
Ginnie Mae II Pool 6.5% 11/20/2031	1,206	1,248
Ginnie Mae II Pool 6.5% 3/20/2031	1,527	1,575
Ginnie Mae II Pool 6.5% 4/20/2031	186	192
Ginnie Mae II Pool 6.5% 6/20/2031	172	178
Ginnie Mae II Pool 6.5% 7/20/2031	217	224
Ginnie Mae II Pool 6.5% 8/20/2031	211	217
Ginnie Mae II Pool 7% 2/20/2032	8,731	9,099
Ginnie Mae II Pool 7% 3/20/2032	4,262	4,444
Uniform Mortgage Backed Securities 2% 10/1/2055 (g)	611,200,000	485,378,796
Uniform Mortgage Backed Securities 2% 9/1/2055 (g)	1,005,550,000	798,391,014
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (g)	115,475,000	95,880,336
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (g)	205,400,000	170,522,115
Uniform Mortgage Backed Securities 3% 9/1/2055 (g)	43,200,000	37,428,748
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (g)	93,200,000	84,174,894
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (g)	153,900,000	139,057,068
Uniform Mortgage Backed Securities 4% 10/1/2055 (g)	54,000,000	50,380,310
Uniform Mortgage Backed Securities 4% 9/1/2055 (g)	108,000,000	100,798,592
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (g)	5,325,000	5,118,032
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (g)	42,575,000	40,951,828
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (g)	147,900,000	148,766,605
Uniform Mortgage Backed Securities 6% 10/1/2055 (g)	28,875,000	29,477,315
Uniform Mortgage Backed Securities 6% 9/1/2055 (g)	92,625,000	94,636,704
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (g)	24,975,000	25,879,367
TOTAL UNITED STATES		11,456,246,475
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,588,659,975)		11,456,246,475

U.S. Treasury Obligations - 34.3%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.02 to 1.03	207,334,000	129,024,921
US Treasury Bonds 1.125% 8/15/2040	4.51	5,000,000	3,078,125
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	208,680,000	138,234,198
US Treasury Bonds 1.875% 11/15/2051	2.01 to 2.15	156,075,000	84,938,941
US Treasury Bonds 2% 11/15/2041	2.08 to 2.10	199,600,000	136,858,546
US Treasury Bonds 2% 8/15/2051	1.96 to 2.14	516,247,000	291,356,901
US Treasury Bonds 2.25% 8/15/2046	4.92	750,000	485,918
US Treasury Bonds 2.875% 5/15/2052	3.14 to 4.54	165,277,000	113,970,112
US Treasury Bonds 3% 2/15/2047	1.17 to 1.19	76,205,000	56,606,027
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	183,189,000	150,637,174
US Treasury Bonds 3.625% 2/15/2053 (u)	3.80 to 5.06	462,205,000	369,962,605
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.31	176,200,000	140,884,289
US Treasury Bonds 3.875% 5/15/2043	4.58	3,000,000	2,657,988
US Treasury Bonds 4% 11/15/2042	3.75 to 3.77	5,140,000	4,656,318
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	209,206,000	179,541,242
US Treasury Bonds 4.125% 8/15/2044	4.65	5,050,000	4,587,412
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	466,647,000	408,698,920
US Treasury Bonds 4.25% 2/15/2054	4.23 to 4.68	555,423,000	496,930,015
US Treasury Bonds 4.25% 8/15/2054	3.99 to 4.39	179,030,000	160,175,903
US Treasury Bonds 4.375% 8/15/2043	4.81 to 5.13	41,000,000	38,767,422
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.91	756,200,000	705,894,975
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	5,690,000	5,453,954
US Treasury Bonds 4.625% 11/15/2044	4.52 to 4.94	85,410,000	82,854,372
US Treasury Bonds 4.625% 2/15/2055	4.50 to 4.88	75,000,000	71,484,375
US Treasury Bonds 4.625% 5/15/2044	4.60 to 4.72	6,305,000	6,133,090
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.51	125,000,000	119,086,914
US Treasury Bonds 4.75% 5/15/2055	4.78 to 4.98	399,300,000	388,444,031
US Treasury Bonds 6.25% 5/15/2030 (w)	3.46 to 4.41	26,000,000	28,849,844
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.66	25,504,389	24,139,164
US Treasury Notes 2.625% 7/31/2029 (u)	4.11	11,000,000	10,598,672
US Treasury Notes 2.75% 8/15/2032	2.79	372,411,000	345,774,884
US Treasury Notes 2.875% 5/15/2032	2.96 to 3.39	263,111,000	247,139,341
US Treasury Notes 3.375% 5/15/2033	3.74 to 4.19	831,000,000	796,494,021
US Treasury Notes 3.5% 1/31/2030	3.59 to 3.79	176,400,000	175,221,703
US Treasury Notes 3.5% 2/15/2033	4.32	9,000,000	8,723,672
US Treasury Notes 3.625% 3/31/2030	3.47	2,688,000	2,682,120
US Treasury Notes 3.625% 9/30/2031 (u)	3.62 to 4.23	1,169,860,000	1,156,699,075
US Treasury Notes 3.75% 12/31/2030	4.07	3,600,000	3,601,266
US Treasury Notes 3.75% 4/15/2028	3.69	23,690,000	23,780,688
US Treasury Notes 3.75% 5/31/2030	3.81 to 4.59	5,701,000	5,716,143
US Treasury Notes 3.75% 8/31/2031	3.73 to 3.74	344,000,000	342,642,813
US Treasury Notes 3.875% 12/31/2029	3.57	225,000,000	226,942,382
US Treasury Notes 3.875% 8/15/2033	4.24 to 4.77	158,871,000	157,207,819
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	385,920,000	378,382,519
US Treasury Notes 3.875% 9/30/2029	4.16	150,000,000	151,330,079
US Treasury Notes 4% 1/31/2031	4.15 to 4.33	600,000,000	607,125,000
US Treasury Notes 4% 10/31/2029	3.86 to 4.15	280,700,000	284,493,835
US Treasury Notes 4% 2/15/2034	4.14 to 4.74	345,481,000	343,456,696
US Treasury Notes 4% 2/28/2030	3.40 to 4.39	12,207,000	12,378,184
US Treasury Notes 4% 3/31/2030	3.99	150,000,000	152,056,641
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	122,845,000	123,555,198
US Treasury Notes 4% 6/30/2032	3.99	162,000,000	162,835,313
US Treasury Notes 4% 7/31/2032	4.01 to 4.11	179,800,000	180,614,719
US Treasury Notes 4.125% 11/15/2032	3.52 to 3.53	120,103,000	121,444,776
US Treasury Notes 4.125% 11/30/2029	4.11	2,300,000	2,342,137
US Treasury Notes 4.125% 2/29/2032	4.12	3,900,000	3,954,082
US Treasury Notes 4.125% 3/31/2031	4.37 to 4.66	302,457,000	307,797,256
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.19	120,029,000	121,542,098
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	368,000,000	374,031,888
US Treasury Notes 4.25% 11/15/2034	4.33 to 4.57	405,500,000	408,161,094
US Treasury Notes 4.25% 5/15/2035	4.22 to 4.48	705,970,000	708,176,156
US Treasury Notes 4.25% 6/30/2031	4.20 to 4.45	353,100,000	361,251,645
US Treasury Notes 4.375% 1/31/2032	4.21	9,900,000	10,176,891
US Treasury Notes 4.375% 11/30/2030	3.85 to 4.28	155,750,000	160,452,920
US Treasury Notes 4.375% 12/31/2029	4.39	2,200,000	2,262,304
US Treasury Notes 4.5% 11/15/2033	3.83 to 4.15	511,765,000	527,717,677
US Treasury Notes 4.625% 2/15/2035	4.14 to 4.44	211,574,000	218,813,808
US Treasury Notes 4.625% 4/30/2029	4.72	9,160,000	9,472,728
US Treasury Notes 4.625% 9/30/2028	4.85	882,000	908,356
US Treasury Notes 4.625% 9/30/2030	3.98 to 5.00	2,478,000	2,581,185
US Treasury Notes 4.75% 2/15/2045	4.49 to 4.97	109,360,000	107,736,688
US Treasury Notes 4.875% 10/31/2030	4.56	95,000,000	100,076,563
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,606,162,895)			13,792,746,731

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (z)	4.36	1,095,543,061	1,095,762,170
Fidelity Securities Lending Cash Central Fund (z)(Aa)	4.36	79,820,518	79,828,500
TOTAL MONEY MARKET FUNDS (Cost $1,175,534,714)			1,175,590,670

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	29,310,000	1,033,246
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	35,310,000	1,210,366
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	28,110,000	1,030,645
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	23,480,000	815,940
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	18,770,000	672,059
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	11,510,000	292,957
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/2029	16,000,000	531,051
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	46,170,000	292,083
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	19,800,000	695,812
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	10,760,000	372,143
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	44,420,000	1,157,236
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	38,180,000	1,312,771

TOTAL PUT SWAPTIONS			9,416,309
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	29,310,000	1,002,391
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	35,310,000	1,247,887
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	28,110,000	915,876
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	23,480,000	822,255
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	18,770,000	636,142
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	11,510,000	340,592
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	69,400,000	1,999,099
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/2029	16,000,000	544,797
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	46,170,000	1,860,473
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	19,800,000	677,018
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.146% and pay anually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	10,760,000	390,350
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	44,420,000	1,335,147
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	38,180,000	1,345,930

TOTAL CALL SWAPTIONS			13,117,957
TOTAL PURCHASED SWAPTIONS (Cost $26,446,192)			22,534,266

TOTAL INVESTMENT IN SECURITIES - 113.8% (Cost $46,880,784,797)	45,790,415,462
NET OTHER ASSETS (LIABILITIES) - (13.8)%	(5,540,284,148)
NET ASSETS - 100.0%	40,250,131,314

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 9/1/2055	(482,800,000)	(395,230,122)
Ginnie Mae II Pool 3% 9/1/2055	(200,000,000)	(177,162,840)
Ginnie Mae II Pool 4% 9/1/2055	(92,600,000)	(86,353,982)
Ginnie Mae II Pool 4.5% 9/1/2055	(24,150,000)	(23,252,091)
Ginnie Mae II Pool 5% 9/1/2055	(444,200,000)	(439,460,920)
Ginnie Mae II Pool 5.5% 9/1/2055	(389,550,000)	(392,423,827)
Ginnie Mae II Pool 6% 9/1/2055	(435,300,000)	(443,985,499)
Uniform Mortgage Backed Securities 2% 9/1/2055	(974,625,000)	(773,837,047)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(219,400,000)	(182,144,849)
Uniform Mortgage Backed Securities 3% 9/1/2055	(37,750,000)	(32,706,834)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(132,600,000)	(119,811,353)
Uniform Mortgage Backed Securities 4% 10/1/2055	(14,000,000)	(13,061,562)
Uniform Mortgage Backed Securities 4% 9/1/2055	(108,000,000)	(100,798,592)
Uniform Mortgage Backed Securities 4.5% 9/1/2055	(42,575,000)	(40,951,828)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(32,700,000)	(32,891,602)
Uniform Mortgage Backed Securities 6% 9/1/2055	(66,850,000)	(68,301,902)
Uniform Mortgage Backed Securities 6.5% 9/1/2055	(28,800,000)	(29,842,874)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(3,352,217,724)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,333,490,421)		(3,352,217,724)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	91	9/15/2025	6,771,375	3,509	3,509
CBOT 10Y US Treasury Notes Contracts (United States)	10,498	12/19/2025	1,181,189,031	6,670,587	6,670,587
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	6	12/19/2025	686,531	3,879	3,879
CBOT 2Y US Treasury Notes Contracts (United States)	4,084	12/31/2025	851,864,969	1,543,403	1,543,403
CBOT 5Y US Treasury Notes Contracts (United States)	20,711	12/31/2025	2,267,854,500	11,004,583	11,004,583
CBOT US Treasury Long Bond Contracts (United States)	467	12/19/2025	53,383,938	186,950	186,950
Eurex Euro-Bobl Contracts (Germany)	76	9/8/2025	10,443,651	7,893	7,893
Eurex Euro-Bund Contracts (Germany)	50	9/8/2025	7,578,027	(10,560)	(10,560)
TME 10Y Canadian Bond Contacts (Canada)	319	12/18/2025	27,991,910	175,742	175,742

TOTAL PURCHASED					19,585,986

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	3,410	12/19/2025	383,678,281	(2,190,908)	(2,190,908)
CBOT 5Y US Treasury Notes Contracts (United States)	740	12/31/2025	81,030,000	(400,177)	(400,177)
CBOT US Treasury Ultra Bond Contracts (United States)	24	12/19/2025	2,794,500	10,452	10,452
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	25	12/29/2025	3,058,671	(5,758)	(5,758)

TOTAL SOLD					(2,586,391)

TOTAL FUTURES CONTRACTS					16,999,595
The notional amount of futures purchased as a percentage of Net Assets is 10.7%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	207,000	USD	134,687	JPMorgan Chase Bank NA	10/3/2025	855
CAD	75,000	USD	54,334	JPMorgan Chase Bank NA	10/3/2025	356
CAD	422,000	USD	307,572	JPMorgan Chase Bank NA	10/3/2025	150
CAD	493,000	USD	363,320	Royal Bank of Canada	10/3/2025	(3,825)
EUR	796,000	USD	929,163	Bank of America NA	9/2/2025	2,078
EUR	1,000,000	USD	1,178,622	BNP Paribas SA	10/3/2025	(6,466)
EUR	1,143,000	USD	1,336,295	BNP Paribas SA	10/3/2025	3,479
EUR	360,000	USD	420,618	BNP Paribas SA	10/3/2025	1,358
EUR	4,367,000	USD	5,109,260	BNP Paribas SA	10/3/2025	9,545
EUR	7,298,000	USD	8,522,425	Bank of America NA	10/3/2025	31,970
EUR	2,972,000	USD	3,474,700	JPMorgan Chase Bank NA	10/3/2025	8,948
EUR	872,000	USD	1,021,010	Royal Bank of Canada	10/3/2025	1,110
EUR	1,785,000	USD	2,087,384	Royal Bank of Canada	10/3/2025	4,914
GBP	1,459,000	USD	1,972,507	Bank of America NA	10/3/2025	42
USD	119,617	AUD	183,000	BNP Paribas SA	10/3/2025	(211)
USD	3,415,054	AUD	5,192,000	Citibank NA	10/3/2025	15,361
USD	388,851	CAD	530,000	BNP Paribas SA	10/3/2025	2,375
USD	63,637	CAD	88,000	JPMorgan Chase Bank NA	10/3/2025	(533)
USD	3,726,844	CAD	5,039,000	JPMorgan Chase Bank NA	10/3/2025	52,410
USD	28,335	CAD	39,000	JPMorgan Chase Bank NA	10/3/2025	(103)
USD	237,887	CAD	324,000	JPMorgan Chase Bank NA	10/3/2025	1,627
USD	2,110,678	EUR	1,797,000	BNP Paribas SA	10/3/2025	4,314
USD	1,776,162	EUR	1,529,000	BNP Paribas SA	10/3/2025	(16,064)
USD	493,735,663	EUR	417,305,000	BNP Paribas SA	10/3/2025	4,589,101
USD	1,028,091	EUR	879,000	Bank of America NA	10/3/2025	(2,234)
USD	3,195,644	EUR	2,700,000	Bank of America NA	10/3/2025	30,823
USD	1,055,520	EUR	909,000	Goldman Sachs Bank USA	10/3/2025	(9,970)
USD	2,762,642	EUR	2,346,000	JPMorgan Chase Bank NA	10/3/2025	12,764
USD	1,846,258	GBP	1,366,000	Bank of America NA	9/2/2025	(27)
USD	1,087,276	GBP	817,000	BNP Paribas SA	10/3/2025	(17,297)
USD	132,788,610	GBP	97,265,000	BNP Paribas SA	10/3/2025	1,287,595
USD	3,667,919	GBP	2,733,000	JPMorgan Chase Bank NA	10/3/2025	(27,061)
USD	3,758,224	JPY	539,650,000	JPMorgan Chase Bank NA	10/3/2025	73,771

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						6,051,155
Unrealized Appreciation						6,134,946
Unrealized Depreciation						(83,791)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	13,250,000	(358,017)	246,432	(111,585)
Generali 4.125% 5/4/2026		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	6,250,000	(54,082)	(21,833)	(75,915)
Societe Generale SA 5.25% 9/6/2032		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	5,550,000	54,011	(44,192)	9,819
Deutsche Bank AG 5.625% 5/19/2031		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	4,650,000	57,321	(114,484)	(57,163)
Allianz SE 2.121% 7/8/2050		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	8,350,000	(114,317)	99,039	(15,278)
Aviva PLC 6.125% 11/14/2036		12/20/2030	Citibank NA	(1%)	Quarterly	EUR	6,500,000	(7,165)	1,871	(5,294)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		510,000	81,553	(130,044)	(48,491)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		410,000	65,563	(116,527)	(50,964)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		800,000	127,927	(186,209)	(58,282)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,330,000	212,679	(330,239)	(117,560)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		900,000	143,918	(169,370)	(25,452)
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly		1,600,000	201,761	(200,340)	1,421
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		4,100,000	272,513	(205,339)	67,174
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,700,000	179,460	(107,834)	71,626
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		4,500,000	299,100	(171,062)	128,038
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,500,000	166,166	(95,034)	71,132
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,400,000	159,520	(255,009)	(95,489)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly		1,000,000	117,929	(148,340)	(30,411)
CMBX AAA Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		8,859,416	73,196	(170,923)	(97,727)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,600,000	106,347	(115,051)	(8,704)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	5,800,000	(30,218)	(37,558)	(67,776)
Commerzbank AG 4% 12/5/2030		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	5,450,000	76,256	(68,492)	7,764
Heidelberg Materials AG 3.75% 5/31/2032		12/20/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	6,540,000	(1,688,962)	1,603,755	(85,207)
UniCredit SpA 5.375% 4/16/2034		6/20/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	5,600,000	(2,600)	(51,516)	(54,116)
CMBX AAA Series 13 Index		12/16/2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly		6,260,000	(22,291)	(101,563)	(123,854)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		1,280,000	204,683	(375,745)	(171,062)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		300,000	47,973	(82,179)	(34,206)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		1,200,000	191,891	(307,492)	(115,601)
CMBX BBB- Series 17 Index		12/15/2056	JPMorgan Securities LLC	(3%)	Monthly		800,000	100,880	(102,070)	(1,190)
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		3,200,000	377,373	(211,997)	165,376
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		900,000	106,136	(63,832)	42,304
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly		1,300,000	86,407	(64,118)	22,289
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		720,000	115,134	(176,605)	(61,471)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	267,048	(388,146)	(121,098)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	267,048	(400,393)	(133,345)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		380,000	60,765	(91,557)	(30,792)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,860,000	297,430	(426,596)	(129,166)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,460,000	233,467	(325,866)	(92,399)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	143,918	(145,955)	(2,037)
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	100,880	(110,655)	(9,775)
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,900,000	126,287	(73,203)	53,084
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		800,000	94,343	(51,971)	42,372
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		500,000	58,965	(73,236)	(14,271)
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,000,000	252,201	(289,392)	(37,191)
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,600,000	201,761	(229,769)	(28,008)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,120,000	(21,792)	(64,028)	(85,820)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,400,000	223,872	(331,891)	(108,019)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		2,200,000	351,799	(561,269)	(209,470)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		120,000	19,189	(33,254)	(14,065)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	79,954	(111,931)	(31,977)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,410,000	225,471	(305,193)	(79,722)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		2,810,000	449,344	(612,689)	(163,345)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,010,000	161,508	(269,267)	(107,759)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		1,600,000	201,761	(250,757)	(48,996)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,700,000	112,993	(66,480)	46,513
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		800,000	53,173	(28,957)	24,216
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		1,700,000	214,371	(212,246)	2,125
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,100,000	155,338	(175,355)	(20,017)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		2,700,000	340,471	(374,320)	(33,849)
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		9,299,387	76,831	(158,858)	(82,027)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		2,800,000	186,106	(207,783)	(21,677)
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,699,558	55,351	(56,439)	(1,088)
5Y CDX EMIG CDSI Series 43 Index		6/20/2030	ICE	(0%)	Quarterly		9,085,000	(4,966)	0	(4,966)

TOTAL BUY PROTECTION								6,332,932	(8,701,356)	(2,368,424)
Sell Protection
CMBX AAA Series 15 Index	NR	11/18/2064	Goldman Sachs & Co LLC	0.5%	Monthly		6,099,598	(20,360)	45,839	25,479
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		8,300,000	(111,403)	149,871	38,468
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		3,800,000	(51,004)	102,934	51,930
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		5,200,000	(69,794)	158,663	88,869
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		12,380,000	44,083	281,087	325,170
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,300,000	(71,137)	128,206	57,069
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,700,000	(22,817)	41,385	18,568
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		9,200,000	(123,482)	183,069	59,587
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		8,100,000	(108,718)	126,675	17,957
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,200,000	(29,528)	34,405	4,877
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		6,600,000	(88,585)	88,074	(511)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		12,400,000	(166,433)	164,182	(2,251)

TOTAL SELL PROTECTION								(819,178)	1,504,390	685,212
TOTAL CREDIT DEFAULT SWAPS								5,513,754	(7,196,966)	(1,683,212)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2030	14,693,000	(222,654)	0	(222,654)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2032	104,420,000	(989,630)	0	(989,630)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2028	725,010,000	(6,456,294)	0	(6,456,294)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2027	372,627,000	(1,749,079)	0	(1,749,079)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2029	207,504,000	(2,388,456)	0	(2,388,456)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2045	105,933,000	(691,478)	0	(691,478)
TOTAL INTEREST RATE SWAPS							(12,497,591)	0	(12,497,591)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,622,778,450 or 21.4% of net assets.

(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,261,791 and $3,202,206, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Principal Only Strips represent the right to receive the monthly principal payments.
(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)	Non-income producing.
(q)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,907 or 0.0% of net assets.

(r)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(s)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $604,093,697 or 1.5% of net assets.

(t)	Security or a portion of the security is on loan at period end.
(u)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $57,927,745.
(v)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $38,211,253.
(w)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $5,261,590.
(x)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $397,734.

(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(Aa)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	5,862

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,266,757,675	12,876,106,941	13,047,102,447	55,639,969	-	1	1,095,762,170	1,095,543,061	2.1%
Fidelity Securities Lending Cash Central Fund	65,292,563	5,036,459,059	5,021,923,122	856,005	-	-	79,828,500	79,820,518	0.3%
Total	1,332,050,238	17,912,566,000	18,069,025,569	56,495,974	-	1	1,175,590,670

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,583,627,204	-	3,583,627,197	7

Bank Loan Obligations
Communication Services	196,170,050	-	195,852,646	317,404
Consumer Discretionary	462,839,075	-	462,355,661	483,414
Consumer Staples	77,617,710	-	77,455,259	162,451
Energy	72,140,802	-	72,140,802	-
Financials	264,191,187	-	260,153,427	4,037,760
Health Care	178,394,743	-	178,394,743	-
Industrials	351,137,694	-	347,335,524	3,802,170
Information Technology	370,986,098	-	362,010,126	8,975,972
Materials	194,388,432	-	194,388,432	-
Real Estate	2,384,498	-	2,384,498	-
Utilities	52,570,639	-	52,570,639	-

Bank Notes
Financials	27,325,169	-	27,325,169	-

Collateralized Mortgage Obligations	988,120,834	-	988,120,820	14

Commercial Mortgage Securities	1,957,512,859	-	1,926,354,183	31,158,676

Common Stocks
Communication Services	3,390,832	-	-	3,390,832
Consumer Discretionary	637,338	-	-	637,338
Energy	40,656,526	17,506,517	-	23,150,009
Financials	3,134,744	-	-	3,134,744
Health Care	2,417,509	-	-	2,417,509
Information Technology	3,077,520	-	-	3,077,520

Convertible Corporate Bonds
Communication Services	18,128,751	-	18,128,751	-
Energy	1,860,270	-	1,860,270	-
Financials	7,265,104	-	7,265,104	-
Information Technology	15,804,373	-	15,804,373	-
Utilities	2,237,657	-	2,237,657	-

Convertible Preferred Stocks
Financials	7,331,478	2,216,674	1,126,746	3,988,058
Materials	1,199,234	-	1,199,234	-
Real Estate	505,690	-	505,690	-

Foreign Government and Government Agency Obligations	485,042,459	-	485,042,459	-

Non-Convertible Corporate Bonds
Communication Services	806,423,280	-	806,423,280	-
Consumer Discretionary	373,509,376	-	373,509,376	-
Consumer Staples	300,159,304	-	300,159,304	-
Energy	1,353,788,046	-	1,353,788,046	-
Financials	4,018,630,993	-	4,018,630,993	-
Health Care	495,879,359	-	495,879,359	-
Industrials	531,433,556	-	531,433,556	-
Information Technology	324,808,878	-	323,482,678	1,326,200
Materials	339,125,950	-	338,903,701	222,249
Real Estate	803,807,037	-	802,286,167	1,520,870
Utilities	467,822,594	-	467,822,594	-

Non-Convertible Preferred Stocks
Financials	3,114,799	3,114,799	-	-
Information Technology	6,897,075	6,897,075	-	-
Real Estate	1,302,052	1,302,052	-	-

Preferred Securities
Communication Services	2,011,329	-	2,011,329	-
Consumer Discretionary	10,365,011	-	10,365,011	-
Consumer Staples	13,348,227	-	13,348,227	-
Energy	14,987,743	-	14,986,955	788
Financials	35,506,161	-	32,895,329	2,610,832
Industrials	14,311,689	-	14,311,689	-
Information Technology	645,861	-	645,861	-
Materials	6,310,588	-	6,310,588	-
Real Estate	41,799,004	-	41,799,004	-
Utilities	5,212,929	-	5,212,929	-

U.S. Government Agency - Mortgage Securities	11,456,246,475	-	11,456,246,475	-

U.S. Treasury Obligations	13,792,746,731	-	13,792,746,731	-

Money Market Funds	1,175,590,670	1,175,590,670	-	-

Purchased Swaptions	22,534,266	-	22,534,266	-
Total Investments in Securities:	45,790,415,462	1,206,627,787	44,489,372,858	94,414,817
Derivative Instruments:

Assets
Futures Contracts	19,606,998	19,606,998	-	-
Forward Foreign Currency Contracts	6,134,946	-	6,134,946	-
Swaps	8,681,425	-	8,681,425	-
Total Assets	34,423,369	19,606,998	14,816,371	-

Liabilities
Futures Contracts	(2,607,403)	(2,607,403)	-	-
Forward Foreign Currency Contracts	(83,791)	-	(83,791)	-
Swaps	(15,665,262)	-	(15,665,262)	-
Total Liabilities	(18,356,456)	(2,607,403)	(15,749,053)	-
Total Derivative Instruments:	16,066,913	16,999,595	(932,682)	-
Other Financial Instruments:

TBA Sale Commitments	(3,352,217,724)	-	(3,352,217,724)	-
Total Other Financial Instruments:	(3,352,217,724)	-	(3,352,217,724)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	8,681,425	(3,167,671)
Total Credit Risk	8,681,425	(3,167,671)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	6,134,946	(83,791)
Total Foreign Exchange Risk	6,134,946	(83,791)
Interest Rate Risk
Futures Contracts (d)	19,606,998	(2,607,403)
Purchased Swaptions (e)	22,534,266	-
Swaps (a)	-	(12,497,591)
Total Interest Rate Risk	42,141,264	(15,104,994)
Total Value of Derivatives	56,957,635	(18,356,456)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(e)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $76,917,314) - See accompanying schedule:
Unaffiliated issuers (cost $45,705,250,083)	$44,614,824,792
Fidelity Central Funds (cost $1,175,534,714)	1,175,590,670

Total Investment in Securities (cost $46,880,784,797)		$45,790,415,462
Segregated cash with brokers for derivative instruments		215,394
Cash		2,877,278
Foreign currency held at value (cost $2,602,479)		2,608,586
Receivable for investments sold		18,345,790
Receivable for TBA sale commitments		3,333,490,421
Unrealized appreciation on forward foreign currency contracts		6,134,946
Receivable for fund shares sold		48,954,091
Dividends receivable		259,658
Interest receivable		338,290,017
Distributions receivable from Fidelity Central Funds		3,645,793
Receivable for daily variation margin on futures contracts		222,755
Receivable for daily variation margin on centrally cleared swaps		236,425
Bi-lateral OTC swaps, at value		8,681,425
Receivable from investment adviser for expense reductions		314,342
Other receivables		687,547
Total assets		49,555,379,930
Liabilities
Payable for investments purchased
Regular delivery	$219,098,055
Delayed delivery	5,569,817,120
TBA sale commitments, at value	3,352,217,724
Unrealized depreciation on forward foreign currency contracts	83,791
Payable for fund shares redeemed	46,848,317
Distributions payable	18,270,400
Bi-lateral OTC swaps, at value	3,162,705
Accrued management fee	9,388,097
Distribution and service plan fees payable	392,494
Other affiliated payables	5,609,670
Other payables and accrued expenses	531,743
Collateral on securities loaned	79,828,500
Total liabilities		9,305,248,616
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$40,250,131,314
Net Assets consist of:
Paid in capital		$43,699,141,043
Total accumulated earnings (loss)		(3,449,009,729)
Net Assets		$40,250,131,314

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,062,201,123 ÷ 110,318,583 shares)(a)		$9.63
Maximum offering price per share (100/96.00 of $9.63)		$10.03
Class M :
Net Asset Value and redemption price per share ($303,476,124 ÷ 31,576,194 shares)(a)		$9.61
Maximum offering price per share (100/96.00 of $9.61)		$10.01
Class C :
Net Asset Value and offering price per share ($131,797,028 ÷ 13,684,129 shares)(a)		$9.63
Total Bond :
Net Asset Value, offering price and redemption price per share ($16,060,297,017 ÷ 1,668,758,384 shares)		$9.62
Class I :
Net Asset Value, offering price and redemption price per share ($11,181,445,767 ÷ 1,163,653,147 shares)		$9.61
Class Z :
Net Asset Value, offering price and redemption price per share ($11,510,914,255 ÷ 1,197,866,196 shares)		$9.61
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$8,686,357
Interest		1,897,011,941
Income from Fidelity Central Funds (including $856,005 from security lending)		56,495,974
Total income		1,962,194,272
Expenses
Management fee	$110,493,793
Transfer agent fees	40,146,778
Distribution and service plan fees	4,663,027
Fund wide operations fee	26,546,129
Independent trustees' fees and expenses	97,764
Legal	134,153
Total expenses before reductions	182,081,644
Expense reductions	(4,586,561)
Total expenses after reductions		177,495,083
Net Investment income (loss)		1,784,699,189
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(547,402,723)
Forward foreign currency contracts	(32,209,580)
Foreign currency transactions	186,696
Futures contracts	(22,281,359)
Swaps	10,031,952
Written options	836,580
Total net realized gain (loss)		(590,838,434)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	221,379,333
Fidelity Central Funds	1
Forward foreign currency contracts	8,708,534
Assets and liabilities in foreign currencies	167,746
Futures contracts	26,030,695
Swaps	3,353,650
TBA sale commitments	(6,611,618)
Total change in net unrealized appreciation (depreciation)		253,028,341
Net gain (loss)		(337,810,093)
Net increase (decrease) in net assets resulting from operations		$1,446,889,096
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,784,699,189	$1,604,379,304
Net realized gain (loss)	(590,838,434)	(325,752,296)
Change in net unrealized appreciation (depreciation)	253,028,341	1,627,453,878
Net increase (decrease) in net assets resulting from operations	1,446,889,096	2,906,080,886
Distributions to shareholders	(1,748,231,555)	(1,532,149,641)

Share transactions - net increase (decrease)	998,211,238	6,332,684,003
Total increase (decrease) in net assets	696,868,779	7,706,615,248

Net Assets
Beginning of period	39,553,262,535	31,846,647,287
End of period	$40,250,131,314	$39,553,262,535

Financial Highlights
Fidelity Advisor® Total Bond Fund Class A

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.69	$9.34	$9.70	$11.23	$11.52
Income from Investment Operations
Net investment income (loss) A,B	.406	.404	.367	.237	.224
Net realized and unrealized gain (loss)	(.068)	.331	(.364)	(1.524)	.006
Total from investment operations	.338	.735	.003	(1.287)	.230
Distributions from net investment income	(.398)	(.385)	(.363)	(.238)	(.214)
Distributions from net realized gain	-	-	-	(.005)	(.306)
Total distributions	(.398)	(.385)	(.363)	(.243)	(.520)
Net asset value, end of period	$9.63	$9.69	$9.34	$9.70	$11.23
Total Return C,D	3.60%	8.09%	.07%	(11.59)%	2.09%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions, if any	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	4.26%	4.31%	3.90%	2.25%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,062,201	$990,347	$835,581	$729,405	$900,239
Portfolio turnover rate G	211%	206%	177%	129%	195%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class M

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.67	$9.32	$9.68	$11.21	$11.50
Income from Investment Operations
Net investment income (loss) A,B	.406	.403	.367	.237	.224
Net realized and unrealized gain (loss)	(.069)	.331	(.365)	(1.525)	.006
Total from investment operations	.337	.734	.002	(1.288)	.230
Distributions from net investment income	(.397)	(.384)	(.362)	(.237)	(.214)
Distributions from net realized gain	-	-	-	(.005)	(.306)
Total distributions	(.397)	(.384)	(.362)	(.242)	(.520)
Net asset value, end of period	$9.61	$9.67	$9.32	$9.68	$11.21
Total Return C,D	3.60%	8.10%	.06%	(11.62)%	2.09%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions, if any	.74%	.75%	.75%	.75%	.75%
Net investment income (loss)	4.26%	4.31%	3.90%	2.25%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$303,476	$306,534	$291,127	$301,768	$373,315
Portfolio turnover rate G	211%	206%	177%	129%	195%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class C

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.69	$9.34	$9.70	$11.24	$11.53
Income from Investment Operations
Net investment income (loss) A,B	.334	.332	.295	.157	.139
Net realized and unrealized gain (loss)	(.069)	.331	(.364)	(1.535)	.006
Total from investment operations	.265	.663	(.069)	(1.378)	.145
Distributions from net investment income	(.325)	(.313)	(.291)	(.157)	(.129)
Distributions from net realized gain	-	-	-	(.005)	(.306)
Total distributions	(.325)	(.313)	(.291)	(.162)	(.435)
Net asset value, end of period	$9.63	$9.69	$9.34	$9.70	$11.24
Total Return C,D	2.81%	7.27%	(.70)%	(12.35)%	1.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.51%	1.51%	1.52%	1.52%	1.51%
Expenses net of fee waivers, if any	1.51%	1.51%	1.52%	1.52%	1.51%
Expenses net of all reductions, if any	1.51%	1.51%	1.52%	1.52%	1.51%
Net investment income (loss)	3.50%	3.55%	3.13%	1.49%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$131,797	$133,012	$109,821	$112,311	$171,689
Portfolio turnover rate G	211%	206%	177%	129%	195%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Total Bond Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.69	$9.33	$9.69	$11.23	$11.52
Income from Investment Operations
Net investment income (loss) A,B	.434	.432	.396	.267	.258
Net realized and unrealized gain (loss)	(.078)	.341	(.365)	(1.533)	.005
Total from investment operations	.356	.773	.031	(1.266)	.263
Distributions from net investment income	(.426)	(.413)	(.391)	(.269)	(.247)
Distributions from net realized gain	-	-	-	(.005)	(.306)
Total distributions	(.426)	(.413)	(.391)	(.274)	(.553)
Net asset value, end of period	$9.62	$9.69	$9.33	$9.69	$11.23
Total Return C	3.80%	8.52%	.36%	(11.42)%	2.39%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	4.56%	4.61%	4.20%	2.55%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$16,060,297	$15,368,725	$14,131,225	$14,816,563	$16,260,424
Portfolio turnover rate F	211%	206%	177%	129%	195%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class I

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.67	$9.32	$9.68	$11.21	$11.50
Income from Investment Operations
Net investment income (loss) A,B	.429	.426	.390	.262	.252
Net realized and unrealized gain (loss)	(.069)	.331	(.364)	(1.524)	.006
Total from investment operations	.360	.757	.026	(1.262)	.258
Distributions from net investment income	(.420)	(.407)	(.386)	(.263)	(.242)
Distributions from net realized gain	-	-	-	(.005)	(.306)
Total distributions	(.420)	(.407)	(.386)	(.268)	(.548)
Net asset value, end of period	$9.61	$9.67	$9.32	$9.68	$11.21
Total Return C	3.85%	8.36%	.31%	(11.40)%	2.34%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions, if any	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	4.51%	4.56%	4.15%	2.50%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$11,181,446	$12,786,952	$9,287,826	$7,251,751	$8,422,197
Portfolio turnover rate F	211%	206%	177%	129%	195%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class Z

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.67	$9.32	$9.68	$11.21	$11.50
Income from Investment Operations
Net investment income (loss) A,B	.442	.439	.403	.278	.267
Net realized and unrealized gain (loss)	(.068)	.331	(.364)	(1.525)	.006
Total from investment operations	.374	.770	.039	(1.247)	.273
Distributions from net investment income	(.434)	(.420)	(.399)	(.278)	(.257)
Distributions from net realized gain	-	-	-	(.005)	(.306)
Total distributions	(.434)	(.420)	(.399)	(.283)	(.563)
Net asset value, end of period	$9.61	$9.67	$9.32	$9.68	$11.21
Total Return C	3.99%	8.51%	.45%	(11.27)%	2.48%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.65%	4.70%	4.29%	2.64%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$11,510,914	$9,967,692	$7,191,067	$6,379,250	$8,023,946
Portfolio turnover rate F	211%	206%	177%	129%	195%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in interest. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Bond Fund	$531,034

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, partnerships, certain conversion ratio adjustments, passive foreign investment companies (PFIC), defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$643,823,393
Gross unrealized depreciation	(1,676,465,571)
Net unrealized appreciation (depreciation)	$(1,032,642,178)
Tax Cost	$46,768,653,034

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$25,338,634
Capital loss carryforward	$(2,404,245,398)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,070,102,966)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(866,892,757)
Long-term	(1,537,352,641)
Total capital loss carryforward	$(2,404,245,398)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$1,748,231,555	$ 1,532,149,641

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment. The commitment amount represents the maximum amount of the commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Total Bond Fund	Wolfspeed New 2L Convertible Notes	1,734,835	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Total Bond Fund
Credit Risk
Swaps	(4,850,573)	3,039,852
Total Credit Risk	(4,850,573)	3,039,852
Foreign Exchange Risk
Forward Foreign Currency Contracts	(32,209,580)	8,708,534
Total Foreign Exchange Risk	(32,209,580)	8,708,534
Interest Rate Risk
Futures Contracts	(22,281,359)	26,030,695
Purchased Options	(4,886,563)	(2,747,590)
Written Options	836,580	-
Swaps	14,882,525	313,798
Total Interest Rate Risk	(11,448,817)	23,596,903
Totals	(48,508,970)	35,345,289

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Total Bond Fund	4,081,712,429

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond Fund	39,155,326,305	40,192,736,508

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,547,702	155,987
Class M	- %	.25%	755,154	1,646
Class C	.75%	.25%	1,360,171	389,116
			4,663,027	546,749
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	141,939
Class M	10,688
Class C A	1,107
153,734

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of Total Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	1,496,452.15
Class M	437,084.14
Class C	217,374.16
Total Bond	15,596,135.10
Class I	17,014,389.15
Class Z	5,385,344.05
	40,146,778

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Total Bond Fund	.07%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Total Bond Fund	63

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Total Bond Fund	-	1,694,757	232,833

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity Total Bond Fund	7,640
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total Bond Fund	91,929	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	4,308,756

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $277,805.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Total Bond Fund
Distributions to shareholders
Class A	$42,492,535	$36,709,476
Class M	12,603,210	12,114,707
Class C	4,638,108	3,984,300
Total Bond	696,708,119	628,273,268
Class I	501,173,971	470,331,447
Class Z	490,615,612	380,736,443
Total	$1,748,231,555	$1,532,149,641
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2025	Year ended August 31, 2024	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Total Bond Fund
Class A
Shares sold	28,466,608	32,860,021	$271,862,705	$308,442,427
Reinvestment of distributions	4,375,516	3,846,939	41,809,041	36,094,984
Shares redeemed	(24,721,122)	(24,002,077)	(235,616,565)	(224,770,645)
Net increase (decrease)	8,121,002	12,704,883	$78,055,181	$119,766,766
Class M
Shares sold	8,453,504	8,815,065	$80,557,591	$82,692,715
Reinvestment of distributions	1,313,719	1,288,003	12,530,788	12,055,549
Shares redeemed	(9,881,233)	(9,650,276)	(94,031,112)	(90,465,251)
Net increase (decrease)	(114,010)	452,792	$(942,733)	$4,283,013
Class C
Shares sold	4,109,158	5,606,352	$39,444,312	$52,877,814
Reinvestment of distributions	482,236	417,246	4,608,710	3,916,370
Shares redeemed	(4,629,278)	(4,060,232)	(44,109,558)	(38,019,970)
Net increase (decrease)	(37,884)	1,963,366	$(56,536)	$18,774,214
Total Bond
Shares sold	459,327,167	441,968,746	$4,386,983,452	$4,152,083,958
Reinvestment of distributions	64,740,945	59,241,274	618,319,285	555,422,831
Shares redeemed	(441,983,990)	(428,711,040)	(4,207,169,979)	(3,991,860,778)
Net increase (decrease)	82,084,122	72,498,980	$798,132,758	$715,646,011
Class I
Shares sold	506,637,025	610,250,086	$4,845,011,551	$5,711,743,511
Reinvestment of distributions	51,279,176	49,027,768	489,213,734	459,378,367
Shares redeemed	(716,488,776)	(333,832,619)	(6,809,751,845)	(3,121,420,022)
Net increase (decrease)	(158,572,575)	325,445,235	$(1,475,526,560)	$3,049,701,856
Class Z
Shares sold	400,999,494	458,461,019	$3,819,801,987	$4,288,499,369
Reinvestment of distributions	39,214,606	31,853,441	374,034,013	298,470,213
Shares redeemed	(272,987,160)	(231,379,685)	(2,595,286,872)	(2,162,457,439)
Net increase (decrease)	167,226,940	258,934,775	$1,598,549,128	$2,424,512,143
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Total Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 28.36% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,380,312,862 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,748,231,555 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.789692.123
TBD-ANN-1025
Fidelity® Series Government Bond Index Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Government Bond Index Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
U.S. Government Agency Obligations - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Financials - 0.8%
Financial Services - 0.8%
Fannie Mae 0.875% 12/18/2026	1,200,000	1,154,719
Fannie Mae 0.875% 8/5/2030	1,057,000	923,819
Fannie Mae 1.875% 9/24/2026	674,000	659,823
Fannie Mae 2.125% 4/24/2026	221,000	218,390
Fannie Mae 5.625% 7/15/2037	163,000	178,760
Fannie Mae 6.25% 5/15/2029	71,000	77,333
Fannie Mae 7.125% 1/15/2030	6,000	6,818
Fannie Mae 7.25% 5/15/2030	866,000	998,492
Federal Farm Credit Banks Funding Corp 0.72% 10/27/2026	500,000	481,611
Federal Farm Credit Banks Funding Corp 1% 10/7/2026	1,000,000	969,219
Federal Farm Credit Banks Funding Corp 1.3% 3/30/2027	130,000	125,013
Federal Farm Credit Banks Funding Corp 3% 8/3/2026	1,560,000	1,547,116
Federal Farm Credit Banks Funding Corp 5.125% 10/10/2025	800,000	800,664
Federal Home Loan Bank 1% 3/23/2026	994,500	977,536
Federal Home Loan Bank 1.25% 10/26/2026	1,060,000	1,028,704
Federal Home Loan Bank 4.375% 9/8/2028	100,000	102,167
Federal Home Loan Bank 5.5% 7/15/2036	100,000	108,988
Freddie Mac Non Gold Pool 6.25% 7/15/2032	585,000	666,067
Freddie Mac Non Gold Pool 6.75% 3/15/2031	173,000	198,301
Freddie Mac Non Gold Pool 6.75% 9/15/2029	185,000	206,769
		11,430,309
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Tennessee Valley Authority 4.625% 9/15/2060	2,440,000	2,106,530
Tennessee Valley Authority 4.875% 1/15/2048	630,000	592,247
		2,698,777
TOTAL UNITED STATES		14,129,086
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,886,211)		14,129,086

U.S. Treasury Obligations - 97.8%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.35	1,361,000	846,957
US Treasury Bonds 1.125% 8/15/2040	1.40 to 4.33	954,000	587,306
US Treasury Bonds 1.375% 11/15/2040	1.36 to 1.79	12,447,000	7,932,531
US Treasury Bonds 1.375% 8/15/2050	2.42 to 5.03	3,995,000	1,930,084
US Treasury Bonds 1.625% 11/15/2050	1.57 to 5.07	10,384,000	5,357,495
US Treasury Bonds 1.75% 8/15/2041	1.91 to 4.48	5,538,000	3,668,492
US Treasury Bonds 1.875% 11/15/2051	1.80 to 4.78	14,569,000	7,928,723
US Treasury Bonds 1.875% 2/15/2041	2.18 to 2.23	3,726,000	2,560,606
US Treasury Bonds 1.875% 2/15/2051	2.11 to 4.23	4,303,000	2,367,154
US Treasury Bonds 2% 11/15/2041	1.86 to 4.21	5,551,000	3,806,121
US Treasury Bonds 2% 2/15/2050	1.26 to 5.05	7,683,000	4,435,132
US Treasury Bonds 2% 8/15/2051	1.93 to 4.60	12,301,000	6,942,377
US Treasury Bonds 2.25% 2/15/2052	2.17 to 4.01	8,250,000	4,931,631
US Treasury Bonds 2.25% 5/15/2041	1.91 to 2.21	3,180,000	2,304,382
US Treasury Bonds 2.25% 8/15/2046	2.31 to 4.65	1,700,000	1,101,414
US Treasury Bonds 2.25% 8/15/2049	2.21 to 3.80	2,544,000	1,569,926
US Treasury Bonds 2.375% 11/15/2049	2.29 to 4.63	7,159,000	4,530,864
US Treasury Bonds 2.375% 2/15/2042	3.60 to 4.16	9,280,000	6,710,900
US Treasury Bonds 2.375% 5/15/2051	2.07 to 4.37	4,459,000	2,770,676
US Treasury Bonds 2.5% 2/15/2045	2.17 to 5.24	930,000	647,948
US Treasury Bonds 2.5% 2/15/2046	3.87	2,660,000	1,824,074
US Treasury Bonds 2.75% 11/15/2042	2.29	370,000	279,654
US Treasury Bonds 2.75% 11/15/2047	3.83	450,000	316,002
US Treasury Bonds 2.75% 8/15/2042	1.96 to 3.49	3,058,000	2,323,124
US Treasury Bonds 2.75% 8/15/2047	1.17 to 4.40	9,501,000	6,691,896
US Treasury Bonds 2.875% 11/15/2046	1.93 to 4.86	3,491,000	2,541,884
US Treasury Bonds 2.875% 5/15/2043	1.94 to 4.08	4,159,000	3,180,660
US Treasury Bonds 2.875% 5/15/2049	1.81 to 2.20	475,000	335,896
US Treasury Bonds 2.875% 5/15/2052	3.82 to 4.93	5,900,000	4,068,465
US Treasury Bonds 2.875% 8/15/2045	3.02	66,000	48,806
US Treasury Bonds 3% 11/15/2044	3.00 to 4.76	2,825,000	2,155,276
US Treasury Bonds 3% 11/15/2045	2.51 to 3.95	3,672,000	2,768,918
US Treasury Bonds 3% 2/15/2047	1.90 to 3.06	5,615,000	4,170,892
US Treasury Bonds 3% 2/15/2048	2.55 to 3.79	1,326,000	972,694
US Treasury Bonds 3% 5/15/2042	2.11 to 4.92	3,938,000	3,123,634
US Treasury Bonds 3% 5/15/2045	1.21	303,000	229,712
US Treasury Bonds 3% 5/15/2047	3.01	8,000	5,924
US Treasury Bonds 3% 8/15/2048	1.22 to 3.39	519,000	378,748
US Treasury Bonds 3% 8/15/2052	3.68 to 4.16	8,700,000	6,152,531
US Treasury Bonds 3.125% 11/15/2041	4.20	500,000	407,598
US Treasury Bonds 3.125% 2/15/2042	4.67	70,000	56,774
US Treasury Bonds 3.125% 2/15/2043	3.01 to 4.93	877,000	699,442
US Treasury Bonds 3.125% 5/15/2048	1.51 to 3.03	4,581,000	3,430,203
US Treasury Bonds 3.125% 8/15/2044	2.82 to 4.93	2,393,000	1,870,092
US Treasury Bonds 3.25% 5/15/2042	3.99 to 4.58	3,260,000	2,680,713
US Treasury Bonds 3.375% 11/15/2048	3.17 to 3.98	710,000	554,050
US Treasury Bonds 3.375% 5/15/2044	2.09 to 4.68	5,539,000	4,513,203
US Treasury Bonds 3.375% 8/15/2042	3.70 to 4.41	3,690,000	3,077,691
US Treasury Bonds 3.625% 2/15/2044	2.18 to 4.55	2,000,000	1,696,406
US Treasury Bonds 3.625% 2/15/2053	4.05 to 4.42	7,450,000	5,963,201
US Treasury Bonds 3.625% 5/15/2053	4.71	1,040,000	831,553
US Treasury Bonds 3.625% 8/15/2043	2.68 to 4.23	2,541,000	2,167,195
US Treasury Bonds 3.75% 11/15/2043	2.85 to 4.88	7,025,000	6,082,388
US Treasury Bonds 3.75% 8/15/2041	1.23 to 2.92	275,000	245,094
US Treasury Bonds 3.875% 2/15/2043	4.32	480,000	426,506
US Treasury Bonds 3.875% 5/15/2043	4.12 to 4.53	20,780,000	18,411,000
US Treasury Bonds 3.875% 8/15/2040	2.76 to 3.64	2,366,000	2,167,201
US Treasury Bonds 4% 11/15/2042	4.10 to 4.71	5,050,000	4,574,787
US Treasury Bonds 4% 11/15/2052	3.65 to 5.01	10,560,000	9,062,625
US Treasury Bonds 4.125% 8/15/2053	4.79 to 5.07	4,540,000	3,976,224
US Treasury Bonds 4.25% 11/15/2040	2.90	92,000	87,781
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.95	11,990,000	10,727,303
US Treasury Bonds 4.25% 8/15/2054	4.12 to 4.48	4,070,000	3,641,378
US Treasury Bonds 4.375% 11/15/2039	1.85	523,000	510,885
US Treasury Bonds 4.375% 2/15/2038	4.20 to 4.65	1,250,000	1,246,777
US Treasury Bonds 4.375% 5/15/2040	4.75	540,000	525,403
US Treasury Bonds 4.375% 8/15/2043	4.90 to 5.26	1,540,000	1,456,142
US Treasury Bonds 4.5% 2/15/2036	0.91 to 4.55	2,581,000	2,647,138
US Treasury Bonds 4.5% 2/15/2044	4.29 to 4.93	15,170,000	14,540,682
US Treasury Bonds 4.5% 5/15/2038	3.83	650,000	656,703
US Treasury Bonds 4.625% 11/15/2044	4.85 to 4.86	4,960,000	4,811,587
US Treasury Bonds 4.625% 2/15/2040	2.25 to 3.63	1,569,000	1,571,574
US Treasury Bonds 4.625% 2/15/2055	4.58 to 4.93	6,520,000	6,214,375
US Treasury Bonds 4.625% 5/15/2054	4.35 to 4.85	3,020,000	2,877,140
US Treasury Bonds 4.75% 11/15/2043	4.63	570,000	564,723
US Treasury Bonds 4.75% 11/15/2053	4.21 to 4.83	23,010,000	22,368,238
US Treasury Bonds 4.75% 2/15/2041	2.97 to 4.63	1,872,000	1,887,064
US Treasury Bonds 4.75% 5/15/2055	4.90	2,180,000	2,120,731
US Treasury Bonds 4.75% 8/15/2045	4.74	2,740,000	2,742,997
US Treasury Bonds 5% 5/15/2037	1.50 to 4.43	1,941,000	2,062,313
US Treasury Bonds 5% 5/15/2045	4.89	1,070,000	1,087,889
US Treasury Bonds 5.25% 11/15/2028	2.67 to 3.66	2,005,000	2,103,370
US Treasury Bonds 5.25% 2/15/2029	1.40 to 4.23	10,944,000	11,553,615
US Treasury Bonds 5.375% 2/15/2031	3.70	1,960,000	2,115,039
US Treasury Bonds 5.5% 8/15/2028	3.81 to 4.45	4,147,000	4,371,845
US Treasury Bonds 6.25% 5/15/2030	3.44 to 3.70	6,070,000	6,735,329
US Treasury Bonds 6.375% 8/15/2027	3.71	1,460,000	1,535,966
US Treasury Bonds 6.5% 11/15/2026	3.61	980,000	1,014,300
US Treasury Notes 0.375% 7/31/2027	0.74 to 4.39	23,102,000	21,724,904
US Treasury Notes 0.375% 9/30/2027	0.62 to 1.16	1,530,000	1,431,626
US Treasury Notes 0.5% 10/31/2027	1.42 to 1.46	5,860,000	5,483,678
US Treasury Notes 0.5% 4/30/2027	0.55 to 4.81	8,887,000	8,436,401
US Treasury Notes 0.5% 5/31/2027	1.27 to 3.75	5,115,000	4,844,265
US Treasury Notes 0.5% 6/30/2027	0.49 to 3.88	4,825,000	4,558,871
US Treasury Notes 0.5% 8/31/2027	0.49 to 4.24	4,183,000	3,933,654
US Treasury Notes 0.625% 11/30/2027	1.35 to 4.30	6,368,000	5,963,781
US Treasury Notes 0.625% 12/31/2027	0.64 to 0.76	2,957,000	2,761,792
US Treasury Notes 0.625% 3/31/2027	0.51 to 3.59	7,056,000	6,727,179
US Treasury Notes 0.625% 5/15/2030	0.65 to 3.53	3,797,000	3,299,682
US Treasury Notes 0.625% 8/15/2030	1.15 to 4.06	11,548,000	9,951,579
US Treasury Notes 0.75% 1/31/2028	1.66 to 4.33	6,097,000	5,698,790
US Treasury Notes 0.875% 11/15/2030	0.91 to 4.32	16,129,000	13,980,567
US Treasury Notes 0.875% 9/30/2026	2.91	256,000	248,050
US Treasury Notes 1% 7/31/2028	2.37 to 3.68	1,010,000	938,314
US Treasury Notes 1.125% 10/31/2026	4.30 to 4.96	6,850,000	6,641,289
US Treasury Notes 1.125% 2/28/2027	1.22 to 4.61	5,768,000	5,553,052
US Treasury Notes 1.125% 2/29/2028	4.50	2,710,000	2,551,952
US Treasury Notes 1.125% 8/31/2028	1.09 to 1.54	1,748,000	1,626,459
US Treasury Notes 1.25% 11/30/2026	3.62 to 4.76	7,908,000	7,665,818
US Treasury Notes 1.25% 12/31/2026	4.34 to 4.36	1,130,000	1,093,407
US Treasury Notes 1.25% 3/31/2028	1.91 to 4.36	1,660,000	1,565,069
US Treasury Notes 1.25% 4/30/2028	1.28 to 4.33	8,813,000	8,294,892
US Treasury Notes 1.25% 5/31/2028	3.88 to 3.97	9,250,000	8,688,135
US Treasury Notes 1.25% 6/30/2028	1.21 to 4.20	9,260,000	8,683,059
US Treasury Notes 1.25% 8/15/2031	1.31 to 4.69	19,994,000	17,276,847
US Treasury Notes 1.25% 9/30/2028	1.56 to 4.27	2,220,000	2,069,456
US Treasury Notes 1.375% 10/31/2028	1.32 to 4.88	3,480,000	3,250,945
US Treasury Notes 1.375% 11/15/2031	1.44 to 4.50	18,323,000	15,832,933
US Treasury Notes 1.375% 12/31/2028	1.82 to 4.09	8,811,000	8,202,490
US Treasury Notes 1.5% 1/31/2027	1.25	4,376,000	4,241,472
US Treasury Notes 1.5% 11/30/2028	1.70 to 4.34	12,376,000	11,587,513
US Treasury Notes 1.5% 2/15/2030	0.69 to 4.40	14,272,000	13,020,970
US Treasury Notes 1.625% 10/31/2026	1.31	3,500,000	3,413,594
US Treasury Notes 1.625% 5/15/2031	1.25 to 4.49	14,413,000	12,829,259
US Treasury Notes 1.625% 8/15/2029	3.93 to 4.70	4,888,000	4,537,630
US Treasury Notes 1.625% 9/30/2026	1.50 to 4.59	2,159,000	2,108,989
US Treasury Notes 1.75% 1/31/2029	3.53 to 3.89	8,680,000	8,166,998
US Treasury Notes 1.75% 11/15/2029	1.16 to 3.55	8,229,000	7,637,219
US Treasury Notes 1.875% 2/15/2032	1.84 to 4.20	10,830,000	9,594,534
US Treasury Notes 1.875% 2/28/2027	4.55	4,800,000	4,671,937
US Treasury Notes 1.875% 2/28/2029	4.23 to 4.27	5,390,000	5,085,549
US Treasury Notes 1.875% 7/31/2026	1.55	105,000	103,115
US Treasury Notes 2% 11/15/2026	1.70 to 4.29	2,652,000	2,596,163
US Treasury Notes 2.25% 11/15/2027	1.55 to 4.34	4,563,000	4,432,348
US Treasury Notes 2.25% 2/15/2027	2.44	1,829,000	1,791,063
US Treasury Notes 2.25% 8/15/2027	1.63 to 2.66	1,597,000	1,555,453
US Treasury Notes 2.375% 3/31/2029	2.87 to 2.89	3,930,000	3,768,041
US Treasury Notes 2.375% 5/15/2027	3.15	4,000	3,914
US Treasury Notes 2.375% 5/15/2029	0.86 to 3.24	3,505,000	3,355,216
US Treasury Notes 2.5% 3/31/2027	3.54	20,290,000	19,919,073
US Treasury Notes 2.625% 2/15/2029	2.37 to 4.27	4,831,000	4,678,144
US Treasury Notes 2.625% 5/31/2027	2.71 to 4.40	3,380,000	3,320,322
US Treasury Notes 2.625% 7/31/2029	4.03	1,681,000	1,619,670
US Treasury Notes 2.75% 2/15/2028	1.74 to 3.15	1,089,000	1,067,603
US Treasury Notes 2.75% 4/30/2027	4.55	4,700,000	4,629,867
US Treasury Notes 2.75% 5/31/2029	2.72 to 3.04	880,000	853,325
US Treasury Notes 2.75% 7/31/2027	2.71 to 4.12	4,416,000	4,343,032
US Treasury Notes 2.75% 8/15/2032	3.16 to 4.06	11,750,000	10,909,600
US Treasury Notes 2.875% 11/30/2025	1.73 to 2.74	629,000	627,020
US Treasury Notes 2.875% 4/30/2029	3.60 to 4.75	12,210,000	11,900,934
US Treasury Notes 2.875% 5/15/2028	1.40 to 4.05	5,922,000	5,813,044
US Treasury Notes 2.875% 5/15/2032	2.67 to 4.73	9,980,000	9,374,183
US Treasury Notes 2.875% 8/15/2028	0.89 to 4.16	13,312,000	13,047,320
US Treasury Notes 3% 10/31/2025	2.39	9,000	8,979
US Treasury Notes 3.125% 11/15/2028	1.32 to 2.72	3,448,000	3,398,839
US Treasury Notes 3.125% 8/31/2027	3.31 to 4.08	4,070,000	4,031,049
US Treasury Notes 3.125% 8/31/2029	3.27 to 4.48	7,290,000	7,153,313
US Treasury Notes 3.25% 6/30/2027	2.72 to 3.47	3,060,000	3,038,604
US Treasury Notes 3.25% 6/30/2029	2.71 to 4.12	8,430,000	8,316,393
US Treasury Notes 3.375% 5/15/2033	3.63 to 3.95	7,830,000	7,504,871
US Treasury Notes 3.375% 9/15/2027	3.83 to 4.11	3,370,000	3,354,203
US Treasury Notes 3.5% 1/31/2028	3.91	2,270,000	2,264,768
US Treasury Notes 3.5% 1/31/2030	4.86	1,560,000	1,549,580
US Treasury Notes 3.5% 2/15/2033	3.43 to 4.17	12,640,000	12,251,913
US Treasury Notes 3.5% 9/30/2026	4.20	10,470,000	10,431,146
US Treasury Notes 3.5% 9/30/2029	4.02	25,140,000	25,005,462
US Treasury Notes 3.625% 3/31/2030	4.10	4,420,000	4,410,331
US Treasury Notes 3.625% 8/15/2028	3.58	12,820,000	12,837,027
US Treasury Notes 3.625% 8/31/2027	3.61	6,640,000	6,641,297
US Treasury Notes 3.625% 8/31/2029	3.75 to 4.09	17,460,000	17,451,816
US Treasury Notes 3.625% 8/31/2030	3.69	10,590,000	10,557,734
US Treasury Notes 3.75% 12/31/2028	3.83	3,270,000	3,284,689
US Treasury Notes 3.75% 4/15/2028	3.59	7,870,000	7,900,127
US Treasury Notes 3.75% 4/30/2027	3.60 to 3.92	27,670,000	27,699,183
US Treasury Notes 3.75% 5/15/2028	3.86 to 3.89	24,210,000	24,310,515
US Treasury Notes 3.75% 5/31/2030	3.57	5,080,000	5,093,494
US Treasury Notes 3.75% 6/30/2027	3.72	3,840,000	3,846,600
US Treasury Notes 3.75% 6/30/2030	4.63	2,020,000	2,025,445
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.13	5,130,000	5,158,656
US Treasury Notes 3.875% 11/30/2029	3.45	930,000	937,920
US Treasury Notes 3.875% 12/31/2027	3.62	5,820,000	5,855,146
US Treasury Notes 3.875% 12/31/2029	4.28	1,410,000	1,422,172
US Treasury Notes 3.875% 4/30/2030	3.72	8,080,000	8,148,491
US Treasury Notes 3.875% 5/31/2027	3.83	4,810,000	4,826,159
US Treasury Notes 3.875% 6/15/2028	3.69 to 3.77	15,190,000	15,307,485
US Treasury Notes 3.875% 6/30/2030	3.80	9,290,000	9,366,207
US Treasury Notes 3.875% 7/15/2028	3.89	2,910,000	2,932,507
US Treasury Notes 3.875% 8/15/2033	4.17 to 4.91	13,600,000	13,457,625
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.28	9,810,000	9,618,399
US Treasury Notes 3.875% 9/30/2029	4.35	2,070,000	2,088,355
US Treasury Notes 4% 1/15/2027	3.91 to 4.14	11,500,000	11,535,488
US Treasury Notes 4% 1/31/2031	4.28 to 4.40	4,600,000	4,654,625
US Treasury Notes 4% 10/31/2029	3.72 to 4.15	5,800,000	5,878,391
US Treasury Notes 4% 12/15/2027	4.32 to 4.48	6,110,000	6,164,319
US Treasury Notes 4% 2/15/2034	3.95 to 4.69	14,210,000	14,126,738
US Treasury Notes 4% 2/28/2030	4.58	1,500,000	1,521,035
US Treasury Notes 4% 2/29/2028	4.17	2,430,000	2,453,351
US Treasury Notes 4% 3/31/2030	3.96	3,650,000	3,700,045
US Treasury Notes 4% 4/30/2032	3.93 to 4.06	7,130,000	7,171,220
US Treasury Notes 4% 5/31/2030	3.95 to 3.96	22,730,000	23,045,201
US Treasury Notes 4% 6/30/2028	4.31	5,140,000	5,197,423
US Treasury Notes 4% 7/31/2029	4.32	4,700,000	4,762,360
US Treasury Notes 4% 7/31/2032	4.15	4,320,000	4,339,575
US Treasury Notes 4.125% 1/31/2027	4.36	2,570,000	2,582,750
US Treasury Notes 4.125% 10/31/2027	3.50 to 4.23	10,520,000	10,629,720
US Treasury Notes 4.125% 10/31/2029	4.15 to 4.39	6,040,000	6,149,239
US Treasury Notes 4.125% 11/15/2027	4.11	12,510,000	12,642,919
US Treasury Notes 4.125% 11/15/2032	3.50 to 4.44	6,120,000	6,188,372
US Treasury Notes 4.125% 11/30/2031	4.46 to 4.56	2,260,000	2,293,547
US Treasury Notes 4.125% 2/29/2032	4.12	9,260,000	9,388,410
US Treasury Notes 4.125% 3/31/2032	4.08	2,310,000	2,341,131
US Treasury Notes 4.125% 5/31/2032	3.99	5,700,000	5,771,855
US Treasury Notes 4.125% 7/31/2031	4.22	2,200,000	2,236,060
US Treasury Notes 4.125% 8/31/2030	3.90 to 4.66	6,000,000	6,112,734
US Treasury Notes 4.25% 1/15/2028	4.24	12,310,000	12,488,399
US Treasury Notes 4.25% 1/31/2030	4.33	6,190,000	6,335,804
US Treasury Notes 4.25% 11/15/2034	4.15 to 4.58	19,890,000	20,020,528
US Treasury Notes 4.25% 11/30/2026	3.86 to 4.15	47,880,000	48,134,363
US Treasury Notes 4.25% 2/15/2028	3.97	25,150,000	25,532,637
US Treasury Notes 4.25% 2/28/2031	3.87 to 4.27	17,330,000	17,747,680
US Treasury Notes 4.25% 5/15/2035	4.24 to 4.36	7,180,000	7,202,438
US Treasury Notes 4.25% 8/15/2035	4.22	4,600,000	4,609,344
US Treasury Notes 4.375% 1/31/2032	4.15 to 4.44	18,020,000	18,523,997
US Treasury Notes 4.375% 5/15/2034	3.73 to 4.38	8,480,000	8,645,625
US Treasury Notes 4.375% 8/31/2028	4.60	2,290,000	2,340,630
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.56	9,290,000	9,579,587
US Treasury Notes 4.5% 5/31/2029	4.35	4,050,000	4,172,449
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.39	12,290,000	12,710,549
US Treasury Notes 4.625% 4/30/2031	4.08 to 4.36	8,670,000	9,038,814
US Treasury Notes 4.625% 9/30/2030	4.28 to 4.38	3,370,000	3,510,329
US Treasury Notes 4.75% 2/15/2045	4.70 to 4.79	3,620,000	3,566,266
US Treasury Notes 4.875% 10/31/2028	4.13 to 4.16	4,800,000	4,981,313
US Treasury Notes 4.875% 10/31/2030	4.91	770,000	811,147
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,421,307,190)			1,371,079,699

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $8,090,395)	4.36	8,088,778	8,090,395

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $1,444,283,796)	1,393,299,180
NET OTHER ASSETS (LIABILITIES) - 0.6%	7,966,233
NET ASSETS - 100.0%	1,401,265,413

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,771,729	134,286,638	130,967,972	253,324	-	-	8,090,395	8,088,778	0.0%
Fidelity Securities Lending Cash Central Fund	1,209,300	96,952,209	98,161,509	4,047	-	-	-	-	0.0%
Total	5,981,029	231,238,847	229,129,481	257,371	-	-	8,090,395

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government Agency Obligations
Financials	11,430,309	-	11,430,309	-
Utilities	2,698,777	-	2,698,777	-

U.S. Treasury Obligations	1,371,079,699	-	1,371,079,699	-

Money Market Funds	8,090,395	8,090,395	-	-
Total Investments in Securities:	1,393,299,180	8,090,395	1,385,208,785	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,436,193,401)	$1,385,208,785
Fidelity Central Funds (cost $8,090,395)	8,090,395

Total Investment in Securities (cost $1,444,283,796)		$1,393,299,180
Receivable for investments sold		25,801,535
Receivable for fund shares sold		17,509,889
Interest receivable		10,491,149
Distributions receivable from Fidelity Central Funds		22,062
Total assets		1,447,123,815
Liabilities
Payable for investments purchased	$45,837,697
Payable for fund shares redeemed	17,722
Other payables and accrued expenses	2,983
Total liabilities		45,858,402
Net Assets		$1,401,265,413
Net Assets consist of:
Paid in capital		$1,486,546,764
Total accumulated earnings (loss)		(85,281,351)
Net Assets		$1,401,265,413
Net Asset Value, offering price and redemption price per share ($1,401,265,413 ÷ 152,520,191 shares)		$9.19
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$41,806,142
Income from Fidelity Central Funds (including $4,047 from security lending)		257,371
Total income		42,063,513
Expenses
Custodian fees and expenses	$11,077
Independent trustees' fees and expenses	2,765
Total expenses before reductions	13,842
Expense reductions	(85)
Total expenses after reductions		13,757
Net Investment income (loss)		42,049,756
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,722,104)
Total net realized gain (loss)		(6,722,104)
Change in net unrealized appreciation (depreciation) on investment securities		(3,904,838)
Net gain (loss)		(10,626,942)
Net increase (decrease) in net assets resulting from operations		$31,422,814
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,049,756	$26,552,549
Net realized gain (loss)	(6,722,104)	(7,222,290)
Change in net unrealized appreciation (depreciation)	(3,904,838)	32,383,836
Net increase (decrease) in net assets resulting from operations	31,422,814	51,714,095
Distributions to shareholders	(42,046,935)	(26,552,320)

Share transactions
Proceeds from sales of shares	597,152,992	273,539,519
Reinvestment of distributions	42,034,249	26,547,116
Cost of shares redeemed	(166,572,696)	(141,329,574)

Net increase (decrease) in net assets resulting from share transactions	472,614,545	158,757,061
Total increase (decrease) in net assets	461,990,424	183,918,836

Net Assets
Beginning of period	939,274,989	755,356,153
End of period	$1,401,265,413	$939,274,989

Other Information
Shares
Sold	65,149,397	30,204,345
Issued in reinvestment of distributions	4,589,704	2,932,623
Redeemed	(18,224,651)	(15,568,212)
Net increase (decrease)	51,514,450	17,568,756

Financial Highlights
Fidelity® Series Government Bond Index Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.30	$9.05	$9.46	$10.73	$11.23
Income from Investment Operations
Net investment income (loss) A,B	.333	.291	.228	.133	.118
Net realized and unrealized gain (loss)	(.111)	.250	(.412)	(1.270)	(.323)
Total from investment operations	.222	.541	(.184)	(1.137)	(.205)
Distributions from net investment income	(.332)	(.291)	(.226)	(.133)	(.125)
Distributions from net realized gain	-	-	-	-	(.170)
Total distributions	(.332)	(.291)	(.226)	(.133)	(.295)
Net asset value, end of period	$9.19	$9.30	$9.05	$9.46	$10.73
Total Return C	2.46%	6.11%	(1.96)%	(10.66)%	(1.85)%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	3.65%	3.22%	2.48%	1.32%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,401,265	$939,275	$755,356	$589,742	$570,934
Portfolio turnover rate G	23%	23%	26%	41%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,263,569
Gross unrealized depreciation	(61,827,270)
Net unrealized appreciation (depreciation)	$(51,563,701)
Tax Cost	$1,444,862,881

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(33,677,323)
Net unrealized appreciation (depreciation) on securities and other investments	$(51,563,701)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(6,021,186)
Long-term	(27,656,137)
Total capital loss carryforward	$(33,677,323)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$42,046,935	$ 26,552,320

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Government Bond Index Fund	413	-	-

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $85.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Series Government Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Government Bond Index Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $42,046,935 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891225.107
XGB-ANN-1025
Fidelity® Intermediate Government Income Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Intermediate Government Income Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Collateralized Mortgage Obligations - 3.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.4%
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	1,250,259	1,155,327
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	105,504	88,338
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	112,121	93,878
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	92,369	81,949
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	147,107	128,298
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	146,964	135,467
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	558,952	534,072
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,141,190	1,008,567
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	105,863	93,079
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	214,937	186,072
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	207,898	191,703
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 11/25/2053 (b)(c)	790,190	796,952
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(c)	683,595	684,862
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 9/25/2054 (b)(c)	359,455	359,858
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (b)(c)	554,429	556,665
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 9/25/2054 (b)(c)	562,870	564,916
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	312,304	312,662
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	84,298	74,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	186,561	169,019
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	430,119	359,246
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	535,835	470,051
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	105,313	94,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	110,942	97,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	110,260	99,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	123,732	106,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	83,643	75,357
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	370,093	335,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	621,399	603,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	237,444	227,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	309,552	295,375
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	362,185	352,298
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 8/25/2053 (b)(c)	1,526,405	1,524,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(c)	1,108,573	1,111,448
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	947,647	948,712
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(c)	273,016	272,338
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2054 (b)(c)	555,277	556,559
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	475,372	475,928
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 4/25/2055 (b)(c)	1,295,948	1,293,074
TOTAL UNITED STATES		16,516,178
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,345,877)		16,516,178

Commercial Mortgage Securities - 10.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.6%
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	638,140	636,169
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	2,678,119	2,667,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	1,804,743	1,795,109
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,077,192	2,057,679
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	1,931,035	1,908,274
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	1,841,313	1,816,130
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,500,000	2,462,471
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	500,000	494,500
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	4,100,000	4,057,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	12,943,858	12,787,798
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	500,000	495,248
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	2,200,000	2,171,354
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	724,981	721,289
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	1,048,728	1,038,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	889,601	875,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	8,200,000	8,059,855
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	6,006,417	5,731,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.891% 4/25/2029 (b)(c)	2,298,240	2,296,707
TOTAL UNITED STATES		52,072,313
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $51,937,004)		52,072,313

U.S. Government Agency - Mortgage Securities - 7.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 7.2%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	337,830	291,255
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	52,693	51,549
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (d)	556,751	469,834
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	37,817	33,728
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	17,545	15,664
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	1,098,618	1,017,686
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	29,363	28,745
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	79,202	77,385
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	50,850	49,885
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	20,163	19,749
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034 (f)	58,735	57,573
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035 (d)	126,184	123,290
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	403,323	368,696
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (d)	123,066	122,744
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053 (f)	94,559	96,467
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (f)	169,534	174,323
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	46,936	48,098
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (d)(f)	322,343	333,650
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (f)	247,943	256,486
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055 (d)	393,770	409,705
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053 (f)	556,703	576,231
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (d)(f)	186,839	196,872
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (d)	131,793	136,914
Freddie Mac Gold Pool 2% 11/1/2050	52,440	42,074
Freddie Mac Gold Pool 2.5% 11/1/2041	1,192,761	1,067,744
Freddie Mac Gold Pool 2.5% 2/1/2042	226,527	202,659
Freddie Mac Gold Pool 2.5% 5/1/2041	483,482	435,487
Freddie Mac Gold Pool 3% 12/1/2030	15,321	14,998
Freddie Mac Gold Pool 3% 2/1/2033	14,163	13,872
Freddie Mac Gold Pool 3.5% 1/1/2034 (f)	194,060	191,221
Freddie Mac Gold Pool 5.5% 9/1/2052 (d)	217,685	221,193
Freddie Mac Gold Pool 6% 12/1/2052 (d)	367,401	380,289
Freddie Mac Gold Pool 6.5% 10/1/2053 (d)	304,194	318,888
Freddie Mac Gold Pool 6.5% 10/1/2053 (f)	302,958	317,403
Freddie Mac Non Gold Pool 6% 9/1/2053	43,630	44,968
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (d)	356,100	373,191
Ginnie Mae I Pool 2.5% 12/20/2051	466,185	393,730
Ginnie Mae I Pool 2.5% 8/20/2051	394,185	332,919
Ginnie Mae I Pool 2.5% 9/20/2051	347,489	293,482
Ginnie Mae II Pool 2% 1/20/2051	563,813	461,836
Ginnie Mae II Pool 2% 3/20/2052	118,547	97,124
Ginnie Mae II Pool 2% 9/20/2050	96,893	79,398
Ginnie Mae II Pool 5% 10/1/2055 (e)	1,550,000	1,532,252
Ginnie Mae II Pool 5% 9/1/2055 (e)	3,100,000	3,066,927
Ginnie Mae II Pool 5.5% 12/20/2054	195,600	197,142
Ginnie Mae II Pool 6% 10/1/2055 (e)	1,800,000	1,834,228
Ginnie Mae II Pool 6% 9/1/2055 (e)	12,400,000	12,647,416
Uniform Mortgage Backed Securities 6% 10/1/2055 (e)	1,350,000	1,378,160
Uniform Mortgage Backed Securities 6% 9/1/2055 (e)	4,350,000	4,444,477
TOTAL UNITED STATES		35,339,607
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $35,124,827)		35,339,607

U.S. Treasury Obligations - 77.5%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.71 to 4.83	3,560,000	3,453,478
US Treasury Bonds 4.625% 2/15/2055	4.74	320,000	305,000
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.61	766,665	725,626
US Treasury Notes 0.25% 10/31/2025	0.38	840,000	834,570
US Treasury Notes 0.375% 12/31/2025	0.40	4,210,000	4,158,773
US Treasury Notes 0.75% 8/31/2026	4.64	6,494,000	6,297,962
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	53,595,000	49,868,473
US Treasury Notes 1.25% 12/31/2026	1.26	3,278,000	3,171,849
US Treasury Notes 1.25% 9/30/2028	1.45	580,000	540,669
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.57	5,049,000	4,893,783
US Treasury Notes 1.875% 2/28/2027	1.71	5,600,000	5,450,594
US Treasury Notes 2.5% 2/28/2026	2.38 to 2.67	9,441,000	9,369,529
US Treasury Notes 2.625% 7/31/2029	2.83	410,000	395,041
US Treasury Notes 2.75% 5/31/2029	2.87	2,897,000	2,809,185
US Treasury Notes 2.75% 7/31/2027	2.68 to 2.71	2,880,000	2,832,412
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	13,693,000	12,713,630
US Treasury Notes 2.875% 11/30/2025	2.78 to 2.83	6,513,000	6,492,494
US Treasury Notes 2.875% 4/30/2029	2.97	600,000	584,813
US Treasury Notes 2.875% 5/15/2032	2.84 to 2.86	2,646,000	2,485,380
US Treasury Notes 3.125% 11/15/2028	2.69 to 3.01	8,510,000	8,388,666
US Treasury Notes 3.375% 5/15/2033	3.83	290,000	277,957
US Treasury Notes 3.5% 1/31/2028	3.83	1,920,000	1,915,575
US Treasury Notes 3.5% 2/15/2033	3.91	730,000	707,587
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.58	7,540,000	7,499,649
US Treasury Notes 3.625% 3/31/2030	3.40 to 3.55	4,740,000	4,729,631
US Treasury Notes 3.625% 5/15/2026	4.05 to 4.16	2,030,000	2,025,623
US Treasury Notes 3.75% 4/30/2027	3.98	3,240,000	3,243,417
US Treasury Notes 3.75% 6/30/2030	3.86	14,430,000	14,468,893
US Treasury Notes 3.875% 1/15/2026	3.92	1,680,000	1,678,405
US Treasury Notes 3.875% 12/31/2027	3.66 to 3.95	1,800,000	1,810,870
US Treasury Notes 3.875% 3/15/2028	3.88 to 3.89	3,500,000	3,524,883
US Treasury Notes 3.875% 3/31/2027	3.89	6,410,000	6,426,526
US Treasury Notes 3.875% 5/31/2027	3.90 to 3.91	5,200,000	5,217,469
US Treasury Notes 3.875% 8/15/2033	4.58 to 4.77	1,350,000	1,335,867
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.80	4,680,000	4,588,594
US Treasury Notes 4% 1/15/2027	4.14	4,740,000	4,754,627
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	700,000	708,313
US Treasury Notes 4% 10/31/2029	4.14 to 4.15	6,300,000	6,385,148
US Treasury Notes 4% 6/30/2028	3.95 to 4.04	8,620,000	8,716,302
US Treasury Notes 4% 7/31/2029	3.83	200,000	202,653
US Treasury Notes 4% 7/31/2030	4.07 to 4.18	2,560,000	2,593,700
US Treasury Notes 4.125% 10/31/2026	4.15	30,000,000	30,096,094
US Treasury Notes 4.125% 11/30/2031	4.13	3,110,000	3,156,164
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	20,080,000	20,185,891
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	3,670,000	3,734,798
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	4,000,000	4,053,906
US Treasury Notes 4.125% 5/31/2032	4.17 to 4.18	1,600,000	1,620,170
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	3,770,000	3,840,835
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.33	12,080,000	12,255,066
US Treasury Notes 4.25% 11/15/2034	4.31 to 4.78	2,016,000	2,029,230
US Treasury Notes 4.25% 12/31/2025	5.07	1,030,000	1,030,302
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	4,250,000	4,352,432
US Treasury Notes 4.25% 3/15/2027	4.36 to 4.42	7,250,000	7,306,924
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	3,960,000	4,047,341
US Treasury Notes 4.25% 6/30/2031	3.99 to 4.45	4,920,000	5,033,583
US Treasury Notes 4.25% 8/15/2035	4.22 to 4.23	2,700,000	2,705,484
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	6,350,000	6,499,324
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.31	2,016,000	2,076,874
US Treasury Notes 4.375% 12/15/2026	4.18	760,000	765,581
US Treasury Notes 4.375% 5/15/2034	4.28	670,000	683,086
US Treasury Notes 4.5% 11/15/2025	4.06	2,400,000	2,401,069
US Treasury Notes 4.625% 11/15/2026	4.34 to 4.68	12,958,000	13,079,987
US Treasury Notes 4.625% 3/15/2026	4.07	620,000	622,199
US Treasury Notes 4.625% 9/30/2028	4.57 to 4.76	10,550,000	10,865,264
US Treasury Notes 4.625% 9/30/2030	4.57	11,400,000	11,874,703
US Treasury Notes 4.75% 2/15/2045	4.78 to 4.99	4,790,000	4,718,898
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.65	258,000	267,745
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	12,410,000	13,073,159
TOTAL U.S. TREASURY OBLIGATIONS (Cost $383,211,967)			380,959,725

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $30,913,259)	4.36	30,907,078	30,913,260

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	3,360,000	52,229
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	5,120,000	177,922
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	2,200,000	78,771
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	4,330,000	149,757

TOTAL PUT SWAPTIONS			458,679
Call Swaptions - 0.2%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	3,360,000	104,460
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	5,120,000	179,299
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	2,200,000	74,561
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.146% and pay anually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	4,330,000	157,083

TOTAL CALL SWAPTIONS			515,403
TOTAL PURCHASED SWAPTIONS (Cost $1,151,293)			974,082

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $518,684,227)	516,775,165
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(25,097,123)
NET ASSETS - 100.0%	491,678,042

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 9/1/2055	(3,100,000)	(3,066,927)
Ginnie Mae II Pool 6% 9/1/2055	(12,250,000)	(12,494,424)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(1,200,000)	(996,234)
Uniform Mortgage Backed Securities 6% 9/1/2055	(2,700,000)	(2,758,641)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(19,316,226)

TOTAL TBA SALE COMMITMENTS (Proceeds $19,265,346)		(19,316,226)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	650	12/19/2025	73,135,156	413,020	413,020
CBOT 2Y US Treasury Notes Contracts (United States)	331	12/31/2025	69,041,945	109,655	109,655
CBOT 5Y US Treasury Notes Contracts (United States)	64	12/31/2025	7,008,000	34,006	34,006
CBOT US Treasury Long Bond Contracts (United States)	7	12/19/2025	800,188	6,194	6,194

TOTAL FUTURES CONTRACTS					562,875
The notional amount of futures purchased as a percentage of Net Assets is 30.5%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2028	30,039,000	(267,501)	0	(267,501)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2027	10,030,000	(46,760)	0	(46,760)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2029	10,365,000	(97,071)	0	(97,071)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2045	3,179,000	(23,232)	0	(23,232)
TOTAL INTEREST RATE SWAPS							(434,564)	0	(434,564)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,912,619.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,292,566.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,364,327	159,103,716	152,554,783	1,410,621	-	-	30,913,260	30,907,078	0.1%
Fidelity Securities Lending Cash Central Fund	-	142,708,975	142,708,975	8,515	-	-	-	-	0.0%
Total	24,364,327	301,812,691	295,263,758	1,419,136	-	-	30,913,260

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Collateralized Mortgage Obligations	16,516,178	-	16,516,178	-

Commercial Mortgage Securities	52,072,313	-	52,072,313	-

U.S. Government Agency - Mortgage Securities	35,339,607	-	35,339,607	-

U.S. Treasury Obligations	380,959,725	-	380,959,725	-

Money Market Funds	30,913,260	30,913,260	-	-

Purchased Swaptions	974,082	-	974,082	-
Total Investments in Securities:	516,775,165	30,913,260	485,861,905	-
Derivative Instruments:

Assets
Futures Contracts	562,875	562,875	-	-
Total Assets	562,875	562,875	-	-

Liabilities
Swaps	(434,564)	-	(434,564)	-
Total Liabilities	(434,564)	-	(434,564)	-
Total Derivative Instruments:	128,311	562,875	(434,564)	-
Other Financial Instruments:

TBA Sale Commitments	(19,316,226)	-	(19,316,226)	-
Total Other Financial Instruments:	(19,316,226)	-	(19,316,226)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	562,875	-
Purchased Swaptions (b)	974,082	-
Swaps (c)	-	(434,564)
Total Interest Rate Risk	1,536,957	(434,564)
Total Value of Derivatives	1,536,957	(434,564)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $487,770,968)	$485,861,905
Fidelity Central Funds (cost $30,913,259)	30,913,260

Total Investment in Securities (cost $518,684,227)		$516,775,165
Receivable for TBA sale commitments		19,265,346
Receivable for fund shares sold		557,681
Interest receivable		3,821,896
Distributions receivable from Fidelity Central Funds		105,935
Receivable for daily variation margin on centrally cleared swaps		2,566
Total assets		540,528,589
Liabilities
Payable for investments purchased
Regular delivery	$3,855,776
Delayed delivery	24,788,361
TBA sale commitments, at value	19,316,226
Payable for fund shares redeemed	327,506
Distributions payable	349,265
Accrued management fee	115,043
Payable for daily variation margin on futures contracts	29,835
Other affiliated payables	68,535
Total liabilities		48,850,547
Net Assets		$491,678,042
Net Assets consist of:
Paid in capital		$513,580,447
Total accumulated earnings (loss)		(21,902,405)
Net Assets		$491,678,042
Net Asset Value, offering price and redemption price per share ($491,678,042 ÷ 49,592,826 shares)		$9.91
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$16,450,653
Income from Fidelity Central Funds (including $8,515 from security lending)		1,419,136
Total income		17,869,789
Expenses
Management fee	$1,355,766
Transfer agent fees	480,768
Fund wide operations fee	325,728
Independent trustees' fees and expenses	1,194
Total expenses before reductions	2,163,456
Expense reductions	(1,207)
Total expenses after reductions		2,162,249
Net Investment income (loss)		15,707,540
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,030,370)
Futures contracts	(1,994,906)
Swaps	587,909
Total net realized gain (loss)		(2,437,367)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,642,427
Futures contracts	1,068,036
Swaps	142,424
TBA sale commitments	(26,600)
Total change in net unrealized appreciation (depreciation)		4,826,287
Net gain (loss)		2,388,920
Net increase (decrease) in net assets resulting from operations		$18,096,460
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,707,540	$12,882,299
Net realized gain (loss)	(2,437,367)	(2,775,833)
Change in net unrealized appreciation (depreciation)	4,826,287	15,883,424
Net increase (decrease) in net assets resulting from operations	18,096,460	25,989,890
Distributions to shareholders	(14,917,949)	(11,712,449)

Share transactions
Proceeds from sales of shares	123,147,446	139,039,393
Reinvestment of distributions	10,707,515	8,498,647
Cost of shares redeemed	(112,371,640)	(89,662,223)

Net increase (decrease) in net assets resulting from share transactions	21,483,321	57,875,817
Total increase (decrease) in net assets	24,661,832	72,153,258

Net Assets
Beginning of period	467,016,210	394,862,952
End of period	$491,678,042	$467,016,210

Other Information
Shares
Sold	12,585,885	14,532,030
Issued in reinvestment of distributions	1,092,731	883,580
Redeemed	(11,481,877)	(9,366,904)
Net increase (decrease)	2,196,739	6,048,706

Financial Highlights
Fidelity® Intermediate Government Income Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.85	$9.55	$9.79	$10.78	$11.15
Income from Investment Operations
Net investment income (loss) A,B	.320	.284	.180	.115	.102
Net realized and unrealized gain (loss)	.044	.274	(.251)	(.989)	(.220)
Total from investment operations	.364	.558	(.071)	(.874)	(.118)
Distributions from net investment income	(.304)	(.258)	(.169)	(.109)	(.091)
Distributions from net realized gain	-	-	-	(.007)	(.161)
Total distributions	(.304)	(.258)	(.169)	(.116)	(.252)
Net asset value, end of period	$9.91	$9.85	$9.55	$9.79	$10.78
Total Return C	3.78%	5.94%	(.72)%	(8.15)%	(1.07)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.27%	2.96%	1.88%	1.11%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$491,678	$467,016	$394,863	$346,975	$454,009
Portfolio turnover rate F	135%	199%	113%	159%	220%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,400,559
Gross unrealized depreciation	(6,159,630)
Net unrealized appreciation (depreciation)	$(759,071)
Tax Cost	$517,048,792

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$242,321
Capital loss carryforward	$(21,294,170)
Net unrealized appreciation (depreciation) on securities and other investments	$(850,559)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(8,956,628)
Long-term	(12,337,542)
Total capital loss carryforward	$(21,294,170)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$14,917,949	$11,712,449

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Intermediate Government Income Fund
Interest Rate Risk
Futures Contracts	(1,994,906)	1,068,036
Purchased Options	(12,460)	(177,211)
Swaps	587,909	142,424
Total Interest Rate Risk	(1,419,457)	1,033,249
Totals	(1,419,457)	1,033,249

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Intermediate Government Income Fund	144,081,004

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Intermediate Government Income Fund	45,782,250

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Government Income Fund	343,268,521	324,037,259
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Intermediate Government Income Fund	.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Intermediate Government Income Fund	920	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,207.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Intermediate Government Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Intermediate Government Income Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 72.46% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $12,867,878 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $14,917,949 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.844593.120
SLM-ANN-1025
Fidelity® Government Income Fund

Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Government Income Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Collateralized Mortgage Obligations - 9.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.8%
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	2,041	2,072
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	2,410	2,427
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	3,131	3,191
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	2,222	2,262
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	3,132	3,191
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	1,271	1,289
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.4429% 8/25/2031 (b)(c)	15,801	15,932
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	555	576
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	1,581	1,641
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2629% 2/25/2032 (b)(c)	334	335
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4572% 3/18/2032 (b)(c)	595	600
Fannie Mae Guaranteed REMIC Series 2002-49 Class FB, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.0572% 11/18/2031 (b)(c)	12,186	12,158
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 4/25/2032 (b)(c)	5,993	6,036
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 10/25/2032 (b)(c)	746	752
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2129% 1/25/2032 (b)(c)	305	305
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9129% 11/25/2032 (b)(c)	2,924	2,923
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0871% 11/25/2032 (b)(d)	609	17
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4629% 11/25/2032 (b)(c)	10,964	11,042
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 12/25/2033 (b)(d)	12,858	1,631
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 3/25/2033 (b)(d)	691	77
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	21,162	21,278
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	97,924	99,542
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	983,720	991,703
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (e)	1,957	1,702
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	48,547	48,018
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	304,041	305,722
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2571% 6/25/2035 (b)(d)	15,778	1,126
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	1,027,035	1,050,258
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	49,683	51,607
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9465% 8/25/2035 (b)(c)	314	332
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	31,615	32,058
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	7,243	7,454
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2171% 11/25/2036 (b)(d)	9,528	830
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1771% 12/25/2036 (b)(d)	5,616	566
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (e)	7,507	6,742
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (e)	12,460	10,724
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (e)	1,575	1,304
Fannie Mae Guaranteed REMIC Series 2006-72 Class CY, 6% 8/25/2026	35,590	35,613
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9771% 5/25/2037 (b)(d)	3,332	315
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8428% 6/25/2037 (b)(c)	2,562	3,505
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8228% 7/25/2037 (b)(c)	3,844	5,192
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8228% 7/25/2037 (b)(c)	789	907
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	489,587	494,558
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	17,179	16,538
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	135,681	134,376
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	14,284	14,752
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	52,612	52,404
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (d)	179	0
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (d)	20,380	404
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	182,741	170,763
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	238,231	222,902
Fannie Mae Guaranteed REMIC Series 2012-27 Class EZ, 4.25% 3/25/2042	2,313,909	2,243,926
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (d)	81	1
Fannie Mae Guaranteed REMIC Series 2012-93 Class QW, 5% 1/25/2042	41,800	42,017
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (d)	287	1
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5871% 1/25/2044 (b)(d)	16,476	1,912
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (d)	84,018	12,051
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	98,161	93,861
Fannie Mae Guaranteed REMIC Series 2017-1 Class JP, 3.5% 4/25/2045	301,541	296,906
Fannie Mae Guaranteed REMIC Series 2017-22 Class JN, 4.5% 4/25/2046	710,253	705,257
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (d)	48,206	6,848
Fannie Mae Guaranteed REMIC Series 2017-89 Class KV, 3.5% 8/25/2047	944,989	938,701
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (d)	676,028	143,165
Fannie Mae Guaranteed REMIC Series 2019-52 Class M, 3.5% 3/25/2049	118,795	116,561
Fannie Mae Guaranteed REMIC Series 2019-64 Class MJ, 4.5% 6/25/2049	1,426,336	1,382,834
Fannie Mae Guaranteed REMIC Series 2019-74 Class LB, 3% 10/25/2049	686,030	628,761
Fannie Mae Guaranteed REMIC Series 2021-26 Class HC, 1% 11/25/2049	6,342,888	5,509,964
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,152,107	964,647
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,224,359	1,025,143
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,008,670	894,897
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,606,407	1,401,016
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,569,841	1,447,032
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	915,815	842,182
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	12,553,093	11,094,239
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,156,019	1,016,421
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	1,399,330	1,211,407
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,220,726	2,047,742
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	257	261
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (e)	124,943	105,716
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (e)	6,315	5,359
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (d)	12,131	436
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	9,217,563	8,576,636
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(c)	2,742,616	2,747,698
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 9/25/2054 (b)(c)	1,365,932	1,367,461
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (b)(c)	2,140,354	2,148,987
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 9/25/2054 (b)(c)	2,172,939	2,180,838
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(c)	2,866,948	2,875,211
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	1,201,170	1,202,546
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	1,252,770	1,252,042
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.3929% 6/25/2036 (b)(c)	1,108,320	1,117,476
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.3829% 3/25/2036 (b)(c)	818,748	825,908
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	282,666	278,803
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (d)	3,162	446
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (d)	2,987	431
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(d)	1,989	351
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(d)	1,377	207
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (d)	1,889	315
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(d)	1,247	217
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (d)	12,796	2,051
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	640	650
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	2,307	2,346
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	1,305,046	1,277,336
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	148,177	146,017
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	920,538	810,628
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	1,130	1,154
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	8,672	8,863
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	446	456
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	1,207	1,231
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	9,652	9,817
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	2,419	2,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	1,452	1,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	797	808
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	4,928	5,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	18,550	19,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2572% 1/15/2032 (b)(c)	251	251
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 3/15/2032 (b)(c)	346	347
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4572% 3/15/2032 (b)(c)	326	328
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 6/15/2031 (b)(c)	528	530
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 3/15/2032 (b)(c)	179	179
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	2,340	2,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	3,325	3,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	6,356	6,573
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8572% 11/15/2032 (b)(c)	3,814	3,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class FE, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.0572% 2/15/2032 (b)(c)	6,966	6,970
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class AD, 4.71% 3/15/2033	296,485	296,976
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class FB, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 10/15/2033 (b)(c)	364,884	366,557
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class LD, 4.5% 10/15/2033	85,662	86,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	14,069	14,383
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3572% 2/15/2033 (b)(c)	282,888	284,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8572% 3/15/2034 (b)(c)	93,976	93,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	8,418	8,634
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class ZG, 5.5% 5/15/2034	1,170,185	1,194,380
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	1,171,773	1,179,906
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	69,119	70,487
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	26,609	27,526
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	2,828	2,889
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	43,658	44,280
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	13,866	14,249
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (e)	294	293
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1428% 2/15/2036 (b)(d)	4,272	398
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (e)	15,227	12,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (e)	2,518	2,216
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (e)	8,352	7,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (e)	9,328	7,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	14,129	14,776
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	57,715	59,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2028% 11/15/2036 (b)(d)	19,328	1,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	4,222	4,355
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1228% 6/15/2037 (b)(d)	14,059	1,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7072% 5/15/2037 (b)(c)	16,179	15,980
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	141,970	144,098
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	66,191	67,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	2,125,725	2,152,408
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	3,412,600	3,456,776
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3889 Class DZ, 4% 1/15/2041	9,951,567	9,584,293
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	9,978	9,945
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	185,332	174,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (d)	10	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (d)	31,466	1,009
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	27,564	27,392
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	119,381	115,143
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	3,940,723	3,570,189
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	3,563,845	2,976,612
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5137 Class TA, 2% 3/25/2039	9,085,150	8,202,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	5,851,322	5,132,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,150,015	1,035,848
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	7,747,782	6,891,180
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,257,347	1,102,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,177,779	1,060,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,351,149	1,166,423
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	893,460	804,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	4,221,894	3,827,106
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	959,009	865,304
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	4,838,036	4,701,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,741,255	1,667,348
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,399,030	2,289,159
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	2,819,870	2,742,897
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,737,359	1,751,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	1,159,713	1,155,349
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	3,790,589	3,794,850
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(c)	1,092,065	1,089,351
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2054 (b)(c)	2,110,054	2,114,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(c)	1,806,414	1,808,525
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	2,716	2,769
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,545	1,573
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	416	423
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (e)	4,734	3,928
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7993% 5/20/2060 (b)(c)(f)	21,677	21,653
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7417% 8/20/2060 (b)(c)(f)	212,522	211,912
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8217% 12/20/2060 (b)(c)(f)	136,158	135,943
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 12/20/2060 (b)(c)(f)	110,249	110,273
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 2/20/2061 (b)(c)(f)	121,708	121,729
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9317% 2/20/2061 (b)(c)(f)	120,336	120,337
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 4/20/2061 (b)(c)(f)	112,188	112,215
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(c)(f)	118,940	118,954
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 5/20/2061 (b)(c)(f)	114,463	114,484
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9717% 6/20/2061 (b)(c)(f)	111,331	111,399
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9917% 9/20/2061 (b)(c)(f)	524,840	525,300
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 10/20/2061 (b)(c)(f)	397,500	398,138
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 11/20/2061 (b)(c)(f)	419,492	420,587
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1417% 1/20/2062 (b)(c)(f)	239,787	240,437
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 1/20/2062 (b)(c)(f)	432,423	433,370
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0717% 3/20/2062 (b)(c)(f)	245,542	245,870
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0917% 5/20/2061 (b)(c)(f)	1,042	1,042
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (f)	2	1
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (f)	344	326
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.0417% 8/20/2063 (b)(c)(f)	24,894	24,932
Ginnie Mae Mortgage pass-thru certificates Series 2014-H02 Class FB, CME Term SOFR 1 month Index + 0.65%, 5.0917% 12/20/2063 (b)(c)(f)	1,002,315	1,005,205
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 1/20/2064 (b)(c)(f)	410,601	411,319
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.0417% 12/20/2063 (b)(c)(f)	17,257	17,286
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 6/20/2064 (b)(c)(f)	33,729	33,739
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.7217% 5/20/2063 (b)(c)(f)	25,045	24,937
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (f)	519	488
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.6417% 4/20/2063 (b)(c)(f)	17,249	16,943
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(f)	119,833	116,487
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.48% 5/20/2066 (b)(c)(f)	578,171	576,784
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8417% 12/20/2062 (b)(c)(f)	31,878	31,727
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	273,389	250,328
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.33% 8/20/2066 (b)(c)(f)	659,004	656,240
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (f)	641,297	624,377
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	905,626	928,943
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	21,825	21,835
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0256% 5/16/2034 (b)(d)	4,363	255
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7256% 8/17/2034 (b)(d)	4,323	420
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2156% 6/16/2037 (b)(d)	8,219	724
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9549% 7/20/2037 (b)(c)	63,383	63,260
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.9349% 1/20/2038 (b)(c)	64,856	64,665
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 5.3149% 8/20/2038 (b)(c)	429,038	434,152
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 5.3549% 9/20/2038 (b)(c)	323,753	328,015
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 5.0744% 11/16/2039 (b)(c)	348,928	349,027
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 5.0044% 12/16/2039 (b)(c)	52,555	52,436
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	14,476	13,902
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	195,098	191,475
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	4,453,527	4,375,274
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	43,064	42,224
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	3,254,128	3,332,062
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.0193% 3/20/2060 (b)(c)(f)	27,202	27,230
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (d)	14,342	514
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	28,458	28,051
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	559,995	558,525
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6451% 7/20/2041 (b)(d)	17,903	1,837
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.8549% 8/20/2042 (b)(c)	70,817	69,810
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	69,545	68,508
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	376,041	341,971
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	144,195	134,647
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	245,121	224,692
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	195,588	178,225
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	76,047	70,388
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,889,336	2,578,352
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	205,703	186,410
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	165,728	150,813
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	209,270	195,241
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	188,672	177,202
TOTAL UNITED STATES		166,651,965
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $165,651,487)		166,651,965

Commercial Mortgage Securities - 12.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 12.0%
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	3,551,390	3,540,419
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	10,265,392	10,223,525
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	14,767,503	14,688,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,879,744	2,852,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	28,386,217	28,051,626
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	7,917,647	7,809,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	15,475,000	15,242,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (b)	22,200,000	21,955,822
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	18,000,000	17,811,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	27,517,684	27,185,911
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,700,000	1,683,845
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	9,000,000	8,882,813
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	9,424,749	9,376,762
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	6,006,352	5,948,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	6,849,926	6,742,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.891% 4/25/2029 (b)(c)	12,490,435	12,482,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.871% 6/25/2030 (b)(c)	10,300,000	10,295,526
TOTAL UNITED STATES		204,774,353
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $204,335,660)		204,774,353

U.S. Government Agency - Mortgage Securities - 28.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 28.4%
Fannie Mae 2% 2/1/2052	1,335,602	1,081,192
Fannie Mae 3.5% 12/1/2036	30,521	29,803
Fannie Mae 3.5% 5/1/2036	23,688	23,155
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.801% 10/1/2035 (b)(c)	5,005	5,108
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	1,151	1,184
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	2,091	2,147
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	5,828	5,952
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	6,251	6,417
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	71,830	74,145
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.566%, 6.513% 2/1/2044 (b)(c)	49,730	51,258
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.577%, 6.519% 2/1/2044 (b)(c)	14,022	14,463
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.42% 1/1/2044 (b)(c)	48,137	49,638
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.455% 4/1/2044 (b)(c)	36,061	37,201
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (b)(c)	43,045	44,401
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.614%, 6.562% 4/1/2044 (b)(c)	79,138	81,772
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	277	284
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.069% 5/1/2035 (b)(c)	2,003	2,056
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.464% 11/1/2036 (b)(c)	6,836	7,033
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (b)(c)	4,274	4,385
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (b)(c)	10,665	10,992
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.697%, 6.622% 7/1/2043 (b)(c)	15,884	16,513
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.563% 6/1/2042 (b)(c)	31,380	32,652
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.753% 3/1/2040 (b)(c)	114,184	118,382
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.694% 7/1/2035 (b)(c)	14,939	15,366
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.211% 8/1/2041 (b)(c)	3,883	4,046
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.772%, 6.555% 2/1/2037 (b)(c)	21,184	21,845
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	7,736	8,066
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (b)(c)	120,738	125,740
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 6.818% 12/1/2040 (b)(c)	45,030	46,904
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	792	821
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.505% 7/1/2041 (b)(c)	16,065	16,758
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(c)	52,612	54,881
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	14,034	14,626
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.724% 2/1/2035 (b)(c)	3,026	3,123
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.33% 10/1/2041 (b)(c)	4,548	4,688
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.753% 4/1/2036 (b)(c)	16,380	16,945
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.54% 8/1/2035 (b)(c)	9,449	9,689
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	3,377	3,510
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.143%, 6.861% 7/1/2036 (b)(c)	1,533	1,558
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	9,391	9,613
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (b)(c)	1,667	1,703
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.235% 10/1/2033 (b)(c)	12,281	12,515
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.701% 7/1/2034 (b)(c)	947	969
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,567,273	1,311,641
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,532,290	1,284,477
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,565,215	1,310,977
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	337,435	293,869
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,595	15,171
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	501,335	407,092
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,539,172	3,051,243
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	356,912	287,364
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,822	12,883
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	491,805	481,125
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,803	13,716
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	782,253	633,980
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	1,005,658	872,324
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	4,877,843	3,906,014
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	399,000	349,106
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	703,232	569,058
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	291,371	254,736
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,337	15,002
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	378,774	305,795
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	237,308	192,104
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,225,384	2,589,835
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	137,615	111,014
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	71,176	57,574
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	91,976	81,471
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	26,861	23,732
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	7,740	6,848
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	7,260	6,427
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,860,545	1,664,042
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	607,970	544,061
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	552,872	494,652
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,637,689	1,375,369
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,247,326	1,048,312
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	1,383,820	1,238,852
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	53,168	46,977
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	5,550	4,903
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	645,121	595,832
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	589,554	525,603
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	41,659	36,811
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	10,954	9,663
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	6,888	6,102
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	345,690	308,310
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	137,457	122,717
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,601,632	2,205,235
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	5,334,426	4,508,312
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2028	1,343	1,326
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	132,220	127,896
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	6,562	6,079
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	137,503	126,289
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	28,608	26,236
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,972	17,494
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,448	14,167
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,739	13,530
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,007	12,858
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,283	11,249
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,349	9,479
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,795	7,202
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,833	6,321
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	13,190	12,180
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	60,941	53,119
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	3,122,389	2,892,372
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	12,256	11,238
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	52,853	47,291
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	9,319,030	8,181,135
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	49,685	46,227
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	67,899	62,415
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,000	9,176
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,660	7,970
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,043	5,512
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,006,711	4,387,546
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,129,673	1,871,626
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	127,687	124,744
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	59,302	57,307
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	36,976	34,018
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,626	14,345
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,189	8,440
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,511	6,890
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,404	6,800
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,901	6,339
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,611	6,047
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,343	5,829
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,312	5,764
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	932,241	819,284
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	40,156	35,165
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	99,439	91,142
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	74,240	68,075
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	56,874	52,227
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	45,259	41,535
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	35,998	33,008
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	22,439	20,620
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	19,093	17,503
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,349	15,867
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,931	10,070
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,101	8,298
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,354	7,665
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,305	5,763
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	619,059	545,790
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,549,696	3,108,497
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,389,392	2,092,410
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	31,413	28,856
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	8,175	7,502
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,480	5,940
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	21,373	19,494
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	8,525	7,690
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	728,704	638,143
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	166,954	147,195
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	20,103	18,446
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	92,137	82,931
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	429,146	378,354
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	78,867	69,188
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	100,161	91,726
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	82,647	75,804
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,909	10,916
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,522	6,893
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,850	6,275
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,112	5,596
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	12,807	11,597
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	155,782	137,344
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	78,813	72,251
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	107,092	99,203
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	18,965	17,459
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	5,298	4,860
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	165,259	151,007
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	813,041	729,010
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	4,906,170	4,323,970
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,022,370	901,048
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	47,122	43,095
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	23,530	21,502
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	27,984	25,303
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	23,858	21,547
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	8,783	7,881
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	357,071	319,496
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,274,931	1,121,647
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,146,286	1,047,872
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	63,744	58,480
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	11,483	10,502
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	8,383	7,653
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	839,591	751,241
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	294,966	263,927
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	42,353	37,234
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	13,790	12,882
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	8,976	8,409
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	16,863	15,922
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	52,206	49,185
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	8,277	7,814
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	429,071	396,704
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	131,803	119,935
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	128,284	120,943
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	43,638	41,127
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	29,750	28,215
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	11,700	11,031
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,042	6,641
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,319	3,143
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	55,236	51,241
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	13,969	13,147
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,251	7,763
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,747	7,276
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	8,498	7,928
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	970,107	883,664
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	79,800	72,689
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,146	9,576
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,660,022	3,443,787
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	141,356	130,693
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	65,808	60,844
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	116,533	107,524
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	96,178	87,608
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	25,573	24,017
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	5,455	5,139
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	3,226,188	2,940,477
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052 (g)	26,678,222	24,179,711
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	26,827	25,185
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	24,105	22,689
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	4,604,385	4,185,470
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	9,067	8,550
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	60,364	56,741
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	45,790	42,996
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	9,907	9,313
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	6,060	5,701
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	100,058	92,823
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	915,306	834,247
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	15,348	14,746
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	81,541	76,592
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	49,790	46,799
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,934	1,808
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	399,665	370,765
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	55,726	50,686
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	394,570	359,380
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	63,132	59,569
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	51,500	48,394
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	542,989	501,859
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,596	4,330
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	6,044	5,663
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	227,951	210,969
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	142,065	131,482
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	45,469	42,910
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	17,507	16,557
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	7,332	6,899
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	63,589	60,041
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	10,136	9,547
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	70,106	64,883
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	30,770	28,992
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	27,031	25,497
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,312	14,441
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,296	8,760
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,614	8,145
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,600	7,187
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	4,872	4,590
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,424	2,293
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	486,913	451,704
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	44,993	40,980
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	93,982	91,494
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,391	9,132
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,741	3,639
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,363	3,276
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	142,529	138,705
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	10,395	10,100
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	21,147	20,531
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	10,072	9,537
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	24,896	24,261
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	12,550	12,181
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	5,605	5,471
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,525	4,407
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,371	3,285
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	120,579	117,206
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	80,396	78,122
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,782	4,638
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	33,970	32,982
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	13,785	13,250
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	103,420	98,919
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	143,211	139,440
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,981	26,309
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	18,526	18,077
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	16,569	16,108
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,477	15,037
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,677	14,277
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,209	13,837
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,183	13,824
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,755	12,416
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,998	11,643
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,171	10,869
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,319	10,025
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,586	9,332
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,445	7,236
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,964	6,757
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,257	6,106
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,222	6,051
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,876	4,731
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,239	4,150
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,283	3,197
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,305	1,271
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	73,498	71,445
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	40,324	39,190
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	33,293	32,340
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	50,918	48,766
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	51,265	48,570
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	37,709	36,675
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,572	1,529
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,039	1,004
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	13,970	13,562
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	11,421	11,100
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,532	2,461
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	5,379	5,236
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	7,389	7,114
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	18,823	18,004
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	77,821	75,757
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,497	11,189
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,048	3,940
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	100,221	97,280
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,308	6,139
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,991	5,804
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,020	1,976
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	83,304	79,679
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	24,978	23,891
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	42,160	40,036
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	138,336	130,976
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	2,615	2,567
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	13,665	13,297
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,792	4,661
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,532	4,395
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,565	2,495
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	941	919
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	39,843	38,637
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,892	5,728
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,273	5,124
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	3,906	3,779
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	12,128	11,654
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	155,761	149,275
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	9,813	9,377
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	50,483	47,908
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	34,183	33,208
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	24,058	23,375
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	11,800	11,463
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,612	6,414
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	4,912	4,762
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,887	3,770
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	13,137	12,701
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	11,399	10,955
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	29,941	28,610
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	145,815	138,968
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	29,705	28,115
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	148,863	142,013
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	13,212	12,861
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	25,884	24,894
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	161,374	154,200
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	2,903	2,801
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	145,159	138,888
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	771,574	733,417
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	137,168	130,727
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	82,006	78,155
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	7,977	7,713
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	2,364	2,280
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	26,661	25,534
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	16,432	15,737
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	16,152	15,469
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	358,723	340,983
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	86,598	84,264
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	15,762	15,337
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	4,418	4,295
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,541	2,470
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,278	5,128
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,722	2,638
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,364	1,330
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	644	626
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	173,641	166,139
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	4,583	4,506
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	1,662	1,655
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	39,775	38,965
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,528	5,409
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	4,721	4,610
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	2,698	2,694
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	2,876	2,874
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	112,384	111,325
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	16,027	15,700
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2025	353	352
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	2,819	2,815
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,417	1,416
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	11,887	11,874
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	306,178	305,802
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	9,513	9,491
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	15,134	14,968
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,527	2,500
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	28,427	28,384
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	5,155	5,053
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	5,206	5,214
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	1,763	1,764
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	23,093	23,081
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,611	4,608
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,587	4,580
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	1,175	1,172
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	25,585	25,529
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,222	2,202
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	16,800	16,500
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	74,499	73,215
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	26,445	26,195
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	162,568	162,388
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	26,025	25,463
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	20,488	20,046
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	12,597	12,293
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	38,984	39,092
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	8,800	8,813
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	2,283	2,280
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	15,297	15,105
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	135,610	135,477
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,627	10,454
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	12,029	11,799
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	2,962	2,905
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	23,152	22,652
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	4,608	4,507
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	159,940	160,162
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	45,030	45,094
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	27,578	27,618
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	756	756
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	9,501	9,506
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	4,432	4,415
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	8,852	8,754
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	15,860	15,557
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	12,203	11,959
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	9,286	9,103
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	3,942	3,866
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	3,312	3,248
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	15,841	15,494
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,730	12,479
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	20,797	20,842
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	42,746	42,803
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	40,112	39,909
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	186,262	182,878
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,368	6,252
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	3,396	3,329
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,386	2,349
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	89	89
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	429	429
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	244	244
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	31,196	31,179
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,956	4,953
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	6,243	6,175
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	146,572	143,909
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	26,110	25,595
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,219	6,227
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,059	3,063
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,804	2,808
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,168	2,171
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,024	2,027
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,256	1,258
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	498	498
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	469	470
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	279	279
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	1,017	1,017
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	54,801	54,918
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,911	6,921
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,298	3,302
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,145	3,150
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,526	2,529
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,390	1,392
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,041	1,043
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	15,690	15,710
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	8,003	8,014
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	65,054	64,979
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	3,959	3,960
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	27,452	26,911
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	6,057	5,933
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	400	403
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	31,767	32,263
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	4,960,664	4,955,454
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	44,573	45,156
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,193,535	5,199,442
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,070,286	2,068,112
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,271,675	1,268,353
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,383,791	1,381,906
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	142,119	143,990
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	24,239	24,573
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	213,015	215,188
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,500	1,524
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	3,017	3,065
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,602,077	2,609,915
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	119,675	121,239
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	50,759	51,418
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,658	3,715
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	956,400	959,281
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	5,246	5,308
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	50,516	51,216
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	535	544
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (b)	39,235	39,732
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	852,099	859,705
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.155% 10/1/2033 (b)(c)	12,134	12,301
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (b)(c)	347	353
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.149% 2/1/2033 (b)(c)	10,182	10,322
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 12/1/2034 (b)(c)	12,775	12,989
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (b)(c)	10,773	10,962
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.184% 9/1/2033 (b)(c)	18,626	18,913
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.199% 10/1/2033 (b)(c)	4,649	4,721
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (b)(c)	6,566	6,689
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	310	319
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	80,031	83,565
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	170,681	179,291
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	636	668
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	135	142
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	12,586	13,290
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	11,891	12,577
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	8,963	9,378
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	4,676	4,897
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	757	797
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	11,625	12,254
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	106,347	111,355
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	21,343	22,317
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	3,929	4,120
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,590	1,665
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	303	320
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,101,969	1,133,102
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	4,654	4,923
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	6,015	6,278
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	5,852	6,105
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	6,530	6,822
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	4,210	4,454
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	398	421
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	563,227	577,176
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	210,393	220,211
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	268	282
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	735	774
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	14,467	15,287
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,863,035	2,965,476
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,450	2,564
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	328,382	343,957
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	7,291	7,669
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	6,003,636	6,214,227
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	4,339,009	4,488,498
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,890,368	1,936,001
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	246,107	256,066
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,058	2,163
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	940	986
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	694	728
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,023	2,141
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	27,046	28,595
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,176,205	2,252,540
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	138,145	144,637
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,234	1,293
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	578	606
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	336	353
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	295	310
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	32,589	34,015
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	641	658
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	6,646	6,983
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	992	1,049
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	252,408	260,157
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	7,793	8,137
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	75,641	79,219
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	922,550	958,394
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	604,890	628,155
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	22,074	23,049
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,428	4,621
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	9,162	9,618
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	500	532
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	67,047	70,218
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	52,874	55,347
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	12,516	13,114
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	3,892,826	4,080,874
Fannie Mae Mortgage pass-thru certificates 6.773% 2/1/2039 (b)	13,098	13,608
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	80	81
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	12	13
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	167	176
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	62	63
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	56	59
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	21	22
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	16	17
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	38	40
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	1	1
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	10	11
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	16	16
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	10	10
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	124	130
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	48	48
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	164	172
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	57	60
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	30	32
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	129	135
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	70	73
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	71	71
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	778	821
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	17	17
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	71	76
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	496	521
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	1,127	1,185
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	40	42
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	211	222
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	139	146
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	669	710
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	298	314
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	139	146
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	135	144
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	1	1
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	221	233
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	98	103
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	105	112
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	91	96
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	116	117
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	83	87
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	47	49
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	25	26
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,354	1,438
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	119	120
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	64	68
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	37	39
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	188	198
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	311	326
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	32	34
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	11	12
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	73	74
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,561	1,601
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	86	88
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	6	7
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	222	233
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	29	31
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	69	73
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	41	42
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	123	130
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	32	32
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	95	99
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	116	118
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	93	95
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	16	17
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	13	14
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	1,165	1,192
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	30	32
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	78	81
Freddie Mac Gold Pool 1.5% 12/1/2040	932,677	781,162
Freddie Mac Gold Pool 2% 10/1/2041	17,946	15,475
Freddie Mac Gold Pool 2% 11/1/2041	721,139	621,530
Freddie Mac Gold Pool 2% 11/1/2050	6,436,991	5,164,585
Freddie Mac Gold Pool 2% 2/1/2051	5,774,387	4,679,875
Freddie Mac Gold Pool 2% 3/1/2041	944,425	823,526
Freddie Mac Gold Pool 2% 3/1/2051	1,919,829	1,537,335
Freddie Mac Gold Pool 2% 4/1/2041	16,715	14,480
Freddie Mac Gold Pool 2% 4/1/2052	3,160,465	2,538,696
Freddie Mac Gold Pool 2% 5/1/2051	148,046	119,799
Freddie Mac Gold Pool 2% 6/1/2050	9,605,792	7,716,012
Freddie Mac Gold Pool 2% 6/1/2050	1,211,627	980,833
Freddie Mac Gold Pool 2% 7/1/2041	17,236	14,901
Freddie Mac Gold Pool 2% 7/1/2051	87,534	70,806
Freddie Mac Gold Pool 2.5% 1/1/2052	2,222,504	1,866,510
Freddie Mac Gold Pool 2.5% 10/1/2031	43,455	42,059
Freddie Mac Gold Pool 2.5% 11/1/2041	10,744,623	9,618,432
Freddie Mac Gold Pool 2.5% 11/1/2050	1,380,245	1,166,494
Freddie Mac Gold Pool 2.5% 12/1/2051	1,075,465	903,200
Freddie Mac Gold Pool 2.5% 2/1/2042	2,042,391	1,827,201
Freddie Mac Gold Pool 2.5% 2/1/2051	1,601,260	1,357,785
Freddie Mac Gold Pool 2.5% 5/1/2041	4,353,476	3,921,303
Freddie Mac Gold Pool 2.5% 6/1/2031	28,649	27,772
Freddie Mac Gold Pool 2.5% 6/1/2031	25,927	25,104
Freddie Mac Gold Pool 2.5% 7/1/2031	44,813	43,390
Freddie Mac Gold Pool 2.5% 7/1/2050	1,407,511	1,189,537
Freddie Mac Gold Pool 2.5% 7/1/2050	168,055	142,659
Freddie Mac Gold Pool 2.5% 7/1/2051	1,780,166	1,501,143
Freddie Mac Gold Pool 2.5% 8/1/2031	75,755	73,322
Freddie Mac Gold Pool 3% 1/1/2043	11,705	10,680
Freddie Mac Gold Pool 3% 1/1/2043	9,985	9,176
Freddie Mac Gold Pool 3% 1/1/2052	56,962	49,811
Freddie Mac Gold Pool 3% 10/1/2042	4,757	4,355
Freddie Mac Gold Pool 3% 11/1/2051	680,936	596,727
Freddie Mac Gold Pool 3% 12/1/2032	7,282	7,101
Freddie Mac Gold Pool 3% 12/1/2042	174,958	160,956
Freddie Mac Gold Pool 3% 12/1/2042	15,431	14,192
Freddie Mac Gold Pool 3% 12/1/2042	5,693	5,239
Freddie Mac Gold Pool 3% 12/1/2046	370,044	331,530
Freddie Mac Gold Pool 3% 12/1/2050	35,538	31,432
Freddie Mac Gold Pool 3% 12/1/2051	420,572	368,561
Freddie Mac Gold Pool 3% 2/1/2037	50,620	48,149
Freddie Mac Gold Pool 3% 2/1/2043	11,845	10,934
Freddie Mac Gold Pool 3% 2/1/2043	8,597	7,893
Freddie Mac Gold Pool 3% 2/1/2043	5,751	5,291
Freddie Mac Gold Pool 3% 2/1/2050	928,686	818,771
Freddie Mac Gold Pool 3% 3/1/2043	7,518	6,912
Freddie Mac Gold Pool 3% 3/1/2048	6,190	5,496
Freddie Mac Gold Pool 3% 3/1/2052	1,849,870	1,619,946
Freddie Mac Gold Pool 3% 4/1/2034	68,141	66,090
Freddie Mac Gold Pool 3% 4/1/2046	18,600	16,705
Freddie Mac Gold Pool 3% 4/1/2046	15,467	13,891
Freddie Mac Gold Pool 3% 4/1/2050	320,268	282,363
Freddie Mac Gold Pool 3% 5/1/2045	8,037	7,277
Freddie Mac Gold Pool 3% 5/1/2046	280,592	252,002
Freddie Mac Gold Pool 3% 5/1/2046	44,640	40,092
Freddie Mac Gold Pool 3% 6/1/2031	25,103	24,573
Freddie Mac Gold Pool 3% 6/1/2031	9,097	8,905
Freddie Mac Gold Pool 3% 6/1/2031	5,372	5,254
Freddie Mac Gold Pool 3% 6/1/2031	3,602	3,530
Freddie Mac Gold Pool 3% 6/1/2046	277,542	249,263
Freddie Mac Gold Pool 3% 6/1/2050	153,027	135,202
Freddie Mac Gold Pool 3% 7/1/2032	6,760	6,601
Freddie Mac Gold Pool 3% 7/1/2045	18,340	16,602
Freddie Mac Gold Pool 3% 7/1/2045	7,261	6,719
Freddie Mac Gold Pool 3% 8/1/2032	7,653	7,475
Freddie Mac Gold Pool 3% 8/1/2032	5,299	5,173
Freddie Mac Gold Pool 3% 8/1/2045	4,907	4,463
Freddie Mac Gold Pool 3% 9/1/2051	727,286	637,572
Freddie Mac Gold Pool 3.5% 1/1/2046	34,635	32,150
Freddie Mac Gold Pool 3.5% 1/1/2046	11,599	10,789
Freddie Mac Gold Pool 3.5% 10/1/2040	13,268	12,399
Freddie Mac Gold Pool 3.5% 10/1/2042	8,145	7,687
Freddie Mac Gold Pool 3.5% 11/1/2040	27,714	25,899
Freddie Mac Gold Pool 3.5% 11/1/2045	4,797	4,462
Freddie Mac Gold Pool 3.5% 11/1/2047	51,357	47,592
Freddie Mac Gold Pool 3.5% 11/1/2047	17,466	16,098
Freddie Mac Gold Pool 3.5% 12/1/2033	44,150	43,370
Freddie Mac Gold Pool 3.5% 12/1/2040	26,826	25,069
Freddie Mac Gold Pool 3.5% 12/1/2046	65,098	60,265
Freddie Mac Gold Pool 3.5% 12/1/2047	73,374	67,628
Freddie Mac Gold Pool 3.5% 2/1/2034	467,325	459,273
Freddie Mac Gold Pool 3.5% 2/1/2043	36,748	34,752
Freddie Mac Gold Pool 3.5% 2/1/2043	13,763	13,071
Freddie Mac Gold Pool 3.5% 2/1/2045	4,382	4,120
Freddie Mac Gold Pool 3.5% 2/1/2048	222,549	205,122
Freddie Mac Gold Pool 3.5% 2/1/2048	39,434	36,346
Freddie Mac Gold Pool 3.5% 3/1/2032	280,033	275,916
Freddie Mac Gold Pool 3.5% 3/1/2045	94,695	88,505
Freddie Mac Gold Pool 3.5% 3/1/2045	23,368	21,890
Freddie Mac Gold Pool 3.5% 3/1/2045	18,726	17,537
Freddie Mac Gold Pool 3.5% 3/1/2045	8,011	7,535
Freddie Mac Gold Pool 3.5% 3/1/2046	353,908	329,512
Freddie Mac Gold Pool 3.5% 3/1/2048	87,293	80,321
Freddie Mac Gold Pool 3.5% 4/1/2040	32,860	31,210
Freddie Mac Gold Pool 3.5% 4/1/2042	315,693	299,168
Freddie Mac Gold Pool 3.5% 4/1/2043	44,625	42,044
Freddie Mac Gold Pool 3.5% 4/1/2043	18,581	17,539
Freddie Mac Gold Pool 3.5% 4/1/2046	81,618	75,711
Freddie Mac Gold Pool 3.5% 4/1/2046	66,662	61,921
Freddie Mac Gold Pool 3.5% 4/1/2046	7,014	6,516
Freddie Mac Gold Pool 3.5% 5/1/2034	51,553	50,491
Freddie Mac Gold Pool 3.5% 5/1/2040	64,685	61,484
Freddie Mac Gold Pool 3.5% 5/1/2040	11,237	10,670
Freddie Mac Gold Pool 3.5% 5/1/2045	159,186	148,562
Freddie Mac Gold Pool 3.5% 5/1/2045	11,004	10,269
Freddie Mac Gold Pool 3.5% 5/1/2045	6,710	6,265
Freddie Mac Gold Pool 3.5% 5/1/2045	3,021	2,855
Freddie Mac Gold Pool 3.5% 5/1/2046	686,177	638,447
Freddie Mac Gold Pool 3.5% 6/1/2032	198,654	195,657
Freddie Mac Gold Pool 3.5% 6/1/2040	55,752	53,079
Freddie Mac Gold Pool 3.5% 6/1/2045	338,040	316,132
Freddie Mac Gold Pool 3.5% 6/1/2045	190,231	177,741
Freddie Mac Gold Pool 3.5% 6/1/2045	30,967	29,015
Freddie Mac Gold Pool 3.5% 6/1/2045	18,870	17,676
Freddie Mac Gold Pool 3.5% 7/1/2032	816,452	804,141
Freddie Mac Gold Pool 3.5% 7/1/2040	5,284	5,012
Freddie Mac Gold Pool 3.5% 7/1/2042	978,012	922,669
Freddie Mac Gold Pool 3.5% 7/1/2046	9,054	8,390
Freddie Mac Gold Pool 3.5% 7/1/2051	2,256,446	2,054,676
Freddie Mac Gold Pool 3.5% 8/1/2034	86,598	84,781
Freddie Mac Gold Pool 3.5% 8/1/2040	36,102	34,286
Freddie Mac Gold Pool 3.5% 9/1/2040	28,887	26,833
Freddie Mac Gold Pool 3.5% 9/1/2042	1,240,405	1,168,811
Freddie Mac Gold Pool 3.5% 9/1/2046	848,132	791,239
Freddie Mac Gold Pool 3.5% 9/1/2046	93,039	86,218
Freddie Mac Gold Pool 4% 1/1/2036	152,168	150,478
Freddie Mac Gold Pool 4% 1/1/2039	16,643	16,214
Freddie Mac Gold Pool 4% 1/1/2041	11,692	11,398
Freddie Mac Gold Pool 4% 1/1/2041	5,479	5,353
Freddie Mac Gold Pool 4% 1/1/2043	3,469	3,353
Freddie Mac Gold Pool 4% 1/1/2044	8,673	8,362
Freddie Mac Gold Pool 4% 10/1/2041	93,366	90,853
Freddie Mac Gold Pool 4% 10/1/2041	11,167	10,869
Freddie Mac Gold Pool 4% 10/1/2041	8,576	8,349
Freddie Mac Gold Pool 4% 10/1/2042	4,473	4,342
Freddie Mac Gold Pool 4% 10/1/2042	2,644	2,588
Freddie Mac Gold Pool 4% 10/1/2042	1,822	1,761
Freddie Mac Gold Pool 4% 10/1/2043	22,169	21,421
Freddie Mac Gold Pool 4% 10/1/2043	10,449	10,075
Freddie Mac Gold Pool 4% 10/1/2044	15,180	14,610
Freddie Mac Gold Pool 4% 10/1/2045	5,731	5,496
Freddie Mac Gold Pool 4% 11/1/2041	15,110	14,686
Freddie Mac Gold Pool 4% 11/1/2041	1,877	1,842
Freddie Mac Gold Pool 4% 11/1/2042	194,930	189,764
Freddie Mac Gold Pool 4% 11/1/2042	171,840	167,034
Freddie Mac Gold Pool 4% 11/1/2042	19,151	18,593
Freddie Mac Gold Pool 4% 11/1/2042	16,495	15,986
Freddie Mac Gold Pool 4% 11/1/2042	10,313	10,010
Freddie Mac Gold Pool 4% 11/1/2042	6,823	6,606
Freddie Mac Gold Pool 4% 11/1/2042	673	662
Freddie Mac Gold Pool 4% 11/1/2047	116,724	110,984
Freddie Mac Gold Pool 4% 12/1/2040	2,809	2,742
Freddie Mac Gold Pool 4% 12/1/2042	8,706	8,438
Freddie Mac Gold Pool 4% 12/1/2042	4,691	4,570
Freddie Mac Gold Pool 4% 12/1/2047	188,312	179,052
Freddie Mac Gold Pool 4% 2/1/2041	30,857	30,090
Freddie Mac Gold Pool 4% 2/1/2041	1,746	1,699
Freddie Mac Gold Pool 4% 2/1/2042	42,717	41,487
Freddie Mac Gold Pool 4% 2/1/2042	6,544	6,374
Freddie Mac Gold Pool 4% 2/1/2043	15,470	14,989
Freddie Mac Gold Pool 4% 2/1/2043	11,794	11,401
Freddie Mac Gold Pool 4% 2/1/2043	9,918	9,603
Freddie Mac Gold Pool 4% 2/1/2043	5,082	4,910
Freddie Mac Gold Pool 4% 2/1/2044	9,246	8,932
Freddie Mac Gold Pool 4% 2/1/2044	5,570	5,365
Freddie Mac Gold Pool 4% 2/1/2045	130,652	126,076
Freddie Mac Gold Pool 4% 2/1/2046	47,736	46,057
Freddie Mac Gold Pool 4% 2/1/2048	122,980	117,163
Freddie Mac Gold Pool 4% 2/1/2048	10,897	10,378
Freddie Mac Gold Pool 4% 2/1/2050	28,980	27,411
Freddie Mac Gold Pool 4% 3/1/2042	7,636	7,429
Freddie Mac Gold Pool 4% 3/1/2042	7,001	6,798
Freddie Mac Gold Pool 4% 3/1/2043	6,051	5,888
Freddie Mac Gold Pool 4% 3/1/2043	3,124	3,018
Freddie Mac Gold Pool 4% 3/1/2044	12,385	11,942
Freddie Mac Gold Pool 4% 4/1/2042	105,880	102,833
Freddie Mac Gold Pool 4% 4/1/2042	78,958	76,806
Freddie Mac Gold Pool 4% 4/1/2042	3,569	3,458
Freddie Mac Gold Pool 4% 4/1/2042	3,274	3,197
Freddie Mac Gold Pool 4% 4/1/2042	2,641	2,570
Freddie Mac Gold Pool 4% 4/1/2042	2,601	2,537
Freddie Mac Gold Pool 4% 4/1/2043	154,140	149,591
Freddie Mac Gold Pool 4% 4/1/2043	8,245	7,999
Freddie Mac Gold Pool 4% 4/1/2046	45,867	43,884
Freddie Mac Gold Pool 4% 4/1/2048	42,977	40,904
Freddie Mac Gold Pool 4% 4/1/2048	35,889	34,158
Freddie Mac Gold Pool 4% 4/1/2048	19,390	18,455
Freddie Mac Gold Pool 4% 4/1/2048	7,749	7,375
Freddie Mac Gold Pool 4% 4/1/2048	2,127	2,024
Freddie Mac Gold Pool 4% 5/1/2038	207,975	202,936
Freddie Mac Gold Pool 4% 5/1/2042	13,699	13,342
Freddie Mac Gold Pool 4% 5/1/2043	10,078	9,737
Freddie Mac Gold Pool 4% 5/1/2043	3,790	3,658
Freddie Mac Gold Pool 4% 5/1/2045	62,919	61,239
Freddie Mac Gold Pool 4% 5/1/2045	16,069	15,440
Freddie Mac Gold Pool 4% 5/1/2048	260,991	248,564
Freddie Mac Gold Pool 4% 6/1/2038	8,499	8,293
Freddie Mac Gold Pool 4% 6/1/2038	6,291	6,139
Freddie Mac Gold Pool 4% 6/1/2041	4,020	3,906
Freddie Mac Gold Pool 4% 6/1/2043	9,303	9,056
Freddie Mac Gold Pool 4% 6/1/2045	10,628	10,232
Freddie Mac Gold Pool 4% 6/1/2047	734,158	700,580
Freddie Mac Gold Pool 4% 6/1/2047	50,996	48,743
Freddie Mac Gold Pool 4% 7/1/2042	161,183	156,315
Freddie Mac Gold Pool 4% 7/1/2043	21,159	20,443
Freddie Mac Gold Pool 4% 7/1/2043	19,103	18,526
Freddie Mac Gold Pool 4% 7/1/2043	9,089	8,813
Freddie Mac Gold Pool 4% 7/1/2043	6,881	6,641
Freddie Mac Gold Pool 4% 7/1/2043	6,835	6,596
Freddie Mac Gold Pool 4% 7/1/2043	5,225	5,041
Freddie Mac Gold Pool 4% 7/1/2043	2,284	2,205
Freddie Mac Gold Pool 4% 7/1/2044	12,708	12,378
Freddie Mac Gold Pool 4% 7/1/2045	30,145	29,010
Freddie Mac Gold Pool 4% 8/1/2038	47,876	46,716
Freddie Mac Gold Pool 4% 8/1/2038	33,949	33,127
Freddie Mac Gold Pool 4% 8/1/2043	9,893	9,555
Freddie Mac Gold Pool 4% 8/1/2043	7,886	7,675
Freddie Mac Gold Pool 4% 8/1/2043	6,802	6,620
Freddie Mac Gold Pool 4% 8/1/2044	2,455	2,383
Freddie Mac Gold Pool 4% 9/1/2041	11,498	11,194
Freddie Mac Gold Pool 4% 9/1/2041	4,206	4,094
Freddie Mac Gold Pool 4% 9/1/2041	3,832	3,723
Freddie Mac Gold Pool 4% 9/1/2042	65,375	63,496
Freddie Mac Gold Pool 4% 9/1/2042	12,089	11,787
Freddie Mac Gold Pool 4% 9/1/2043	16,043	15,540
Freddie Mac Gold Pool 4% 9/1/2043	14,405	13,946
Freddie Mac Gold Pool 4% 9/1/2043	13,910	13,477
Freddie Mac Gold Pool 4% 9/1/2043	12,111	11,696
Freddie Mac Gold Pool 4% 9/1/2043	11,820	11,404
Freddie Mac Gold Pool 4% 9/1/2043	8,267	8,009
Freddie Mac Gold Pool 4% 9/1/2043	4,993	4,814
Freddie Mac Gold Pool 4% 9/1/2043	2,194	2,132
Freddie Mac Gold Pool 4% 9/1/2044	10,667	10,295
Freddie Mac Gold Pool 4.5% 1/1/2040	3,879	3,882
Freddie Mac Gold Pool 4.5% 1/1/2041	4,094	4,095
Freddie Mac Gold Pool 4.5% 1/1/2041	2,402	2,404
Freddie Mac Gold Pool 4.5% 1/1/2042	114,117	114,130
Freddie Mac Gold Pool 4.5% 1/1/2045	4,170	4,129
Freddie Mac Gold Pool 4.5% 1/1/2047	8,351	8,212
Freddie Mac Gold Pool 4.5% 10/1/2039	22,918	22,933
Freddie Mac Gold Pool 4.5% 10/1/2039	5,320	5,322
Freddie Mac Gold Pool 4.5% 10/1/2039	2,140	2,141
Freddie Mac Gold Pool 4.5% 10/1/2040	10,887	10,888
Freddie Mac Gold Pool 4.5% 10/1/2040	5,893	5,889
Freddie Mac Gold Pool 4.5% 10/1/2041	28,174	28,167
Freddie Mac Gold Pool 4.5% 10/1/2043	6,104	6,077
Freddie Mac Gold Pool 4.5% 10/1/2048	151,933	149,553
Freddie Mac Gold Pool 4.5% 10/1/2048	22,879	22,392
Freddie Mac Gold Pool 4.5% 11/1/2031	957	956
Freddie Mac Gold Pool 4.5% 11/1/2040	2,636	2,636
Freddie Mac Gold Pool 4.5% 11/1/2044	31,945	31,634
Freddie Mac Gold Pool 4.5% 12/1/2040	3,969	3,967
Freddie Mac Gold Pool 4.5% 12/1/2040	3,424	3,421
Freddie Mac Gold Pool 4.5% 12/1/2044	7,272	7,201
Freddie Mac Gold Pool 4.5% 12/1/2045	20,997	21,014
Freddie Mac Gold Pool 4.5% 12/1/2046	8,448	8,307
Freddie Mac Gold Pool 4.5% 2/1/2037	310	311
Freddie Mac Gold Pool 4.5% 2/1/2041	17,385	17,389
Freddie Mac Gold Pool 4.5% 2/1/2041	4,548	4,548
Freddie Mac Gold Pool 4.5% 2/1/2041	4,520	4,516
Freddie Mac Gold Pool 4.5% 2/1/2041	4,511	4,505
Freddie Mac Gold Pool 4.5% 2/1/2041	4,237	4,238
Freddie Mac Gold Pool 4.5% 2/1/2041	3,292	3,293
Freddie Mac Gold Pool 4.5% 2/1/2041	2,773	2,775
Freddie Mac Gold Pool 4.5% 2/1/2041	1,932	1,931
Freddie Mac Gold Pool 4.5% 2/1/2044	2,969	2,959
Freddie Mac Gold Pool 4.5% 2/1/2047	40,835	40,157
Freddie Mac Gold Pool 4.5% 3/1/2041	44,221	44,223
Freddie Mac Gold Pool 4.5% 3/1/2041	18,207	18,209
Freddie Mac Gold Pool 4.5% 3/1/2041	4,456	4,457
Freddie Mac Gold Pool 4.5% 3/1/2041	4,347	4,348
Freddie Mac Gold Pool 4.5% 3/1/2041	2,514	2,514
Freddie Mac Gold Pool 4.5% 3/1/2041	1,019	1,019
Freddie Mac Gold Pool 4.5% 3/1/2044	2,781	2,769
Freddie Mac Gold Pool 4.5% 4/1/2041	55,439	55,438
Freddie Mac Gold Pool 4.5% 4/1/2041	6,115	6,108
Freddie Mac Gold Pool 4.5% 4/1/2041	5,992	5,989
Freddie Mac Gold Pool 4.5% 5/1/2035	1,871	1,875
Freddie Mac Gold Pool 4.5% 5/1/2039	14,963	14,979
Freddie Mac Gold Pool 4.5% 5/1/2040	684	684
Freddie Mac Gold Pool 4.5% 5/1/2041	6,515	6,510
Freddie Mac Gold Pool 4.5% 5/1/2041	6,379	6,371
Freddie Mac Gold Pool 4.5% 5/1/2045	35,952	35,546
Freddie Mac Gold Pool 4.5% 5/1/2047	99,787	98,099
Freddie Mac Gold Pool 4.5% 5/1/2047	77,040	75,760
Freddie Mac Gold Pool 4.5% 5/1/2047	33,386	32,832
Freddie Mac Gold Pool 4.5% 6/1/2038	2,311	2,316
Freddie Mac Gold Pool 4.5% 6/1/2040	1,444	1,445
Freddie Mac Gold Pool 4.5% 6/1/2041	6,818	6,822
Freddie Mac Gold Pool 4.5% 6/1/2041	4,957	4,953
Freddie Mac Gold Pool 4.5% 6/1/2041	4,224	4,226
Freddie Mac Gold Pool 4.5% 6/1/2041	2,259	2,258
Freddie Mac Gold Pool 4.5% 6/1/2041	2,024	2,027
Freddie Mac Gold Pool 4.5% 6/1/2047	144,815	142,365
Freddie Mac Gold Pool 4.5% 6/1/2047	40,350	39,769
Freddie Mac Gold Pool 4.5% 7/1/2040	8,201	8,206
Freddie Mac Gold Pool 4.5% 7/1/2040	3,607	3,606
Freddie Mac Gold Pool 4.5% 7/1/2040	3,221	3,222
Freddie Mac Gold Pool 4.5% 7/1/2041	2,671	2,671
Freddie Mac Gold Pool 4.5% 7/1/2047	73,752	72,757
Freddie Mac Gold Pool 4.5% 7/1/2047	58,951	57,954
Freddie Mac Gold Pool 4.5% 7/1/2047	32,531	32,062
Freddie Mac Gold Pool 4.5% 8/1/2033	911	914
Freddie Mac Gold Pool 4.5% 8/1/2035	280	281
Freddie Mac Gold Pool 4.5% 8/1/2040	2,851	2,851
Freddie Mac Gold Pool 4.5% 8/1/2040	2,025	2,025
Freddie Mac Gold Pool 4.5% 8/1/2041	20,534	20,532
Freddie Mac Gold Pool 4.5% 8/1/2041	3,828	3,828
Freddie Mac Gold Pool 4.5% 8/1/2041	2,886	2,883
Freddie Mac Gold Pool 4.5% 8/1/2041	2,163	2,163
Freddie Mac Gold Pool 4.5% 9/1/2039	11,934	11,955
Freddie Mac Gold Pool 4.5% 9/1/2040	5,337	5,339
Freddie Mac Gold Pool 4.5% 9/1/2041	50,093	50,119
Freddie Mac Gold Pool 4.5% 9/1/2041	28,557	28,558
Freddie Mac Gold Pool 4.5% 9/1/2041	21,259	21,255
Freddie Mac Gold Pool 5% 1/1/2035	20,867	21,167
Freddie Mac Gold Pool 5% 1/1/2037	983	998
Freddie Mac Gold Pool 5% 1/1/2040	9,334	9,489
Freddie Mac Gold Pool 5% 10/1/2033	2,474	2,510
Freddie Mac Gold Pool 5% 10/1/2033	1,721	1,745
Freddie Mac Gold Pool 5% 10/1/2052	4,190,571	4,186,170
Freddie Mac Gold Pool 5% 11/1/2035	1,405	1,427
Freddie Mac Gold Pool 5% 11/1/2040	1,533	1,559
Freddie Mac Gold Pool 5% 11/1/2052	3,112,475	3,116,015
Freddie Mac Gold Pool 5% 12/1/2033	1,868	1,896
Freddie Mac Gold Pool 5% 12/1/2033	959	973
Freddie Mac Gold Pool 5% 12/1/2033	353	358
Freddie Mac Gold Pool 5% 12/1/2035	3,806	3,867
Freddie Mac Gold Pool 5% 12/1/2052	7,442,874	7,432,731
Freddie Mac Gold Pool 5% 12/1/2052	1,151,565	1,149,995
Freddie Mac Gold Pool 5% 12/1/2052	1,056,250	1,053,490
Freddie Mac Gold Pool 5% 2/1/2035	2,257	2,287
Freddie Mac Gold Pool 5% 2/1/2040	2,035	2,069
Freddie Mac Gold Pool 5% 3/1/2041	2,896	2,945
Freddie Mac Gold Pool 5% 4/1/2034	799	811
Freddie Mac Gold Pool 5% 4/1/2035	5,662	5,744
Freddie Mac Gold Pool 5% 4/1/2035	2,024	2,056
Freddie Mac Gold Pool 5% 4/1/2035	1,464	1,486
Freddie Mac Gold Pool 5% 4/1/2036	11,989	12,177
Freddie Mac Gold Pool 5% 4/1/2040	12,770	12,986
Freddie Mac Gold Pool 5% 5/1/2034	964	978
Freddie Mac Gold Pool 5% 5/1/2034	479	486
Freddie Mac Gold Pool 5% 5/1/2034	401	407
Freddie Mac Gold Pool 5% 5/1/2035	5,520	5,606
Freddie Mac Gold Pool 5% 5/1/2035	196	199
Freddie Mac Gold Pool 5% 5/1/2040	2,056	2,091
Freddie Mac Gold Pool 5% 5/1/2052	369,658	370,772
Freddie Mac Gold Pool 5% 6/1/2035	1,019	1,034
Freddie Mac Gold Pool 5% 6/1/2035	448	455
Freddie Mac Gold Pool 5% 6/1/2040	8,145	8,282
Freddie Mac Gold Pool 5% 6/1/2040	6,505	6,615
Freddie Mac Gold Pool 5% 6/1/2041	202,208	205,647
Freddie Mac Gold Pool 5% 6/1/2041	3,673	3,735
Freddie Mac Gold Pool 5% 6/1/2052	1,157,298	1,160,784
Freddie Mac Gold Pool 5% 7/1/2035	35,762	36,302
Freddie Mac Gold Pool 5% 7/1/2035	5,008	5,087
Freddie Mac Gold Pool 5% 7/1/2040	1,512	1,537
Freddie Mac Gold Pool 5% 7/1/2041	3,728	3,791
Freddie Mac Gold Pool 5% 7/1/2041	3,042	3,094
Freddie Mac Gold Pool 5% 7/1/2041	1,595	1,615
Freddie Mac Gold Pool 5% 7/1/2041	1,124	1,141
Freddie Mac Gold Pool 5% 8/1/2033	654	664
Freddie Mac Gold Pool 5% 8/1/2033	194	197
Freddie Mac Gold Pool 5% 8/1/2034	8,712	8,840
Freddie Mac Gold Pool 5% 8/1/2035	721	731
Freddie Mac Gold Pool 5% 8/1/2036	231	234
Freddie Mac Gold Pool 5% 8/1/2040	6,701	6,811
Freddie Mac Gold Pool 5% 9/1/2033	2,046	2,075
Freddie Mac Gold Pool 5% 9/1/2035	4,666	4,741
Freddie Mac Gold Pool 5% 9/1/2035	238	242
Freddie Mac Gold Pool 5% 9/1/2035	26	25
Freddie Mac Gold Pool 5.5% 3/1/2053 (i)	12,162,965	12,423,570
Freddie Mac Gold Pool 6% 1/1/2032	495	513
Freddie Mac Gold Pool 6% 1/1/2032	307	319
Freddie Mac Gold Pool 6% 10/1/2032	252	262
Freddie Mac Gold Pool 6% 11/1/2029	27	27
Freddie Mac Gold Pool 6% 11/1/2031	334	347
Freddie Mac Gold Pool 6% 11/1/2032	2,725	2,829
Freddie Mac Gold Pool 6% 11/1/2053	166,152	171,253
Freddie Mac Gold Pool 6% 12/1/2032	136	141
Freddie Mac Gold Pool 6% 12/1/2037	7,369	7,811
Freddie Mac Gold Pool 6% 12/1/2037	1,893	2,002
Freddie Mac Gold Pool 6% 12/1/2052	1,426,383	1,476,417
Freddie Mac Gold Pool 6% 2/1/2055	1,223,758	1,271,273
Freddie Mac Gold Pool 6% 4/1/2031	254	263
Freddie Mac Gold Pool 6% 4/1/2033	883	918
Freddie Mac Gold Pool 6% 5/1/2029	50	52
Freddie Mac Gold Pool 6% 5/1/2033	6,239	6,453
Freddie Mac Gold Pool 6% 6/1/2031	86	89
Freddie Mac Gold Pool 6% 7/1/2029	37	37
Freddie Mac Gold Pool 6% 7/1/2032	653	677
Freddie Mac Gold Pool 6% 7/1/2033	852	889
Freddie Mac Gold Pool 6% 7/1/2037	561	593
Freddie Mac Gold Pool 6% 7/1/2039	4,617,708	4,767,785
Freddie Mac Gold Pool 6% 8/1/2037	6,314	6,663
Freddie Mac Gold Pool 6% 9/1/2033	4,959	5,167
Freddie Mac Gold Pool 6.5% 1/1/2032	1,987	2,074
Freddie Mac Gold Pool 6.5% 10/1/2032	1,881	1,972
Freddie Mac Gold Pool 6.5% 10/1/2053	10,815,781	11,338,252
Freddie Mac Gold Pool 6.5% 10/1/2053	10,771,836	11,285,452
Freddie Mac Gold Pool 6.5% 3/1/2036	18,812	19,667
Freddie Mac Gold Pool 6.5% 4/1/2032	188	197
Freddie Mac Gold Pool 6.5% 7/1/2032	50	52
Freddie Mac Gold Pool 6.5% 8/1/2032	745	779
Freddie Mac Gold Pool 6.5% 8/1/2032	504	528
Freddie Mac Gold Pool 6.5% 8/1/2032	484	507
Freddie Mac Gold Pool 6.5% 9/1/2039	24,591	26,325
Freddie Mac Gold Pool 6.5% 9/1/2053	794,662	836,526
Freddie Mac Gold Pool 6.5% 9/1/2053	757,913	794,052
Freddie Mac Gold Pool 7% 1/1/2036	998	1,055
Freddie Mac Gold Pool 7% 11/1/2034	1,630	1,723
Freddie Mac Gold Pool 7% 11/1/2034	1,457	1,550
Freddie Mac Gold Pool 7% 12/1/2026	133	134
Freddie Mac Gold Pool 7% 4/1/2032	615	646
Freddie Mac Gold Pool 7% 4/1/2032	281	298
Freddie Mac Gold Pool 7% 7/1/2029	2,628	2,763
Freddie Mac Gold Pool 7% 8/1/2026	160	161
Freddie Mac Gold Pool 7% 9/1/2026	213	215
Freddie Mac Gold Pool 7% 9/1/2035	4,195	4,448
Freddie Mac Gold Pool 7.5% 1/1/2027	6	5
Freddie Mac Gold Pool 7.5% 11/1/2030	23	23
Freddie Mac Gold Pool 8% 2/1/2030	8	7
Freddie Mac Gold Pool 8% 7/1/2030	70	74
Freddie Mac Gold Pool 8% 8/1/2030	162	169
Freddie Mac Gold Pool 8.5% 5/1/2027	3	2
Freddie Mac Gold Pool 8.5% 8/1/2026	4	3
Freddie Mac Gold Pool 8.5% 8/1/2027	62	63
Freddie Mac Gold Pool 8.5% 8/1/2027	3	2
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	5,084	5,166
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.381% 3/1/2036 (b)(c)	3,514	3,575
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	2,666	2,734
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.665% 7/1/2036 (b)(c)	17,252	17,718
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (b)(c)	6,359	6,602
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.608% 12/1/2040 (b)(c)	25,124	26,042
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.315% 9/1/2041 (b)(c)	123,153	127,655
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	1,855	1,919
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 10/1/2041 (b)(c)	286,583	298,317
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	2,747	2,866
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(c)	20,968	21,762
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	10,774	11,226
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	37,657	39,278
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (b)(c)	26,392	27,530
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (b)(c)	38,789	40,462
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.932%, 7.003% 10/1/2042 (b)(c)	68,495	71,179
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(c)	1,511	1,576
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	1,055	1,077
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	65,949	68,276
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	2,220	2,315
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.196% 6/1/2033 (b)(c)	19,459	19,762
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.48% 4/1/2034 (b)(c)	6,466	6,605
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (b)(c)	3,676	3,740
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.887% 3/1/2035 (b)(c)	8,114	8,273
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.548% 7/1/2035 (b)(c)	112,922	115,818
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.625% 8/1/2037 (b)(c)	1,248	1,252
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.165% 7/1/2035 (b)(c)	3,037	3,089
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 1/1/2037 (b)(c)	4,225	4,305
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	12,464	12,681
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.661% 10/1/2035 (b)(c)	14,928	15,268
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.635% 5/1/2037 (b)(c)	2,973	3,056
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	6,228	6,403
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (b)(c)	895	933
Freddie Mac Non Gold Pool 6% 6/1/2053	3,362,301	3,472,886
Freddie Mac Non Gold Pool 6% 6/1/2053	3,338,074	3,454,121
Freddie Mac Non Gold Pool 6% 6/1/2053	2,788,608	2,883,811
Freddie Mac Non Gold Pool 6% 7/1/2053	2,918,448	3,019,907
Freddie Mac Non Gold Pool 6% 7/1/2053	2,566,791	2,654,421
Freddie Mac Non Gold Pool 6% 9/1/2053	392,671	404,727
Ginnie Mae I Pool 2.5% 8/20/2051	16,352,417	13,810,887
Ginnie Mae I Pool 2.5% 8/20/2051	4,259,018	3,597,072
Ginnie Mae I Pool 2.5% 9/20/2051	5,078,240	4,288,969
Ginnie Mae I Pool 2.5% 9/20/2051	4,196,833	3,544,552
Ginnie Mae I Pool 3% 12/15/2042	40,971	37,271
Ginnie Mae I Pool 3% 12/20/2042	51,248	47,090
Ginnie Mae I Pool 3% 2/15/2045	24,377	21,982
Ginnie Mae I Pool 3% 2/15/2045	21,291	19,162
Ginnie Mae I Pool 3% 2/20/2050	169,082	149,757
Ginnie Mae I Pool 3% 3/15/2045	34,852	31,379
Ginnie Mae I Pool 3% 3/20/2043	33,399	30,704
Ginnie Mae I Pool 3% 3/20/2043	13,797	12,694
Ginnie Mae I Pool 3% 4/15/2043	5,529	5,011
Ginnie Mae I Pool 3% 4/15/2043	4,657	4,244
Ginnie Mae I Pool 3% 4/15/2045	13,475	12,122
Ginnie Mae I Pool 3% 5/15/2042	6,003	5,488
Ginnie Mae I Pool 3% 5/15/2043	3,407	3,107
Ginnie Mae I Pool 3% 6/15/2043	5,367	4,861
Ginnie Mae I Pool 3% 6/15/2043	5,265	4,808
Ginnie Mae I Pool 3% 6/15/2043	3,157	2,899
Ginnie Mae I Pool 3.5% 1/15/2042	18,071	16,926
Ginnie Mae I Pool 3.5% 1/15/2042	15,977	14,993
Ginnie Mae I Pool 3.5% 1/15/2043	20,053	18,803
Ginnie Mae I Pool 3.5% 11/15/2040	2,424	2,287
Ginnie Mae I Pool 3.5% 11/15/2042	46,744	43,855
Ginnie Mae I Pool 3.5% 12/15/2041	17,707	16,626
Ginnie Mae I Pool 3.5% 12/15/2041	16,042	15,046
Ginnie Mae I Pool 3.5% 12/15/2041	9,921	9,350
Ginnie Mae I Pool 3.5% 12/20/2049	19,693	18,063
Ginnie Mae I Pool 3.5% 12/20/2049	8,983	8,220
Ginnie Mae I Pool 3.5% 12/20/2049	6,973	6,398
Ginnie Mae I Pool 3.5% 12/20/2049	2,083	1,906
Ginnie Mae I Pool 3.5% 2/15/2042	19,237	18,094
Ginnie Mae I Pool 3.5% 2/15/2042	15,759	14,773
Ginnie Mae I Pool 3.5% 2/15/2042	14,173	13,283
Ginnie Mae I Pool 3.5% 2/15/2042	6,738	6,340
Ginnie Mae I Pool 3.5% 2/15/2043	87,613	82,383
Ginnie Mae I Pool 3.5% 2/15/2043	4,169	3,913
Ginnie Mae I Pool 3.5% 2/15/2044	13,296	12,382
Ginnie Mae I Pool 3.5% 2/20/2043	27,461	25,811
Ginnie Mae I Pool 3.5% 3/15/2042	4,058	3,822
Ginnie Mae I Pool 3.5% 3/15/2042	1,859	1,749
Ginnie Mae I Pool 3.5% 3/20/2043	12,578	11,816
Ginnie Mae I Pool 3.5% 4/15/2043	75,936	71,443
Ginnie Mae I Pool 3.5% 4/15/2043	14,177	13,247
Ginnie Mae I Pool 3.5% 5/15/2042	5,508	5,182
Ginnie Mae I Pool 3.5% 5/15/2043	3,338	3,146
Ginnie Mae I Pool 3.5% 5/20/2046	13,803	12,738
Ginnie Mae I Pool 3.5% 5/20/2046	8,003	7,386
Ginnie Mae I Pool 3.5% 5/20/2046	6,106	5,635
Ginnie Mae I Pool 3.5% 5/20/2046	5,937	5,479
Ginnie Mae I Pool 3.5% 5/20/2046	3,681	3,392
Ginnie Mae I Pool 3.5% 6/15/2043	5,080	4,742
Ginnie Mae I Pool 3.5% 6/15/2043	4,711	4,421
Ginnie Mae I Pool 3.5% 6/15/2043	2,633	2,491
Ginnie Mae I Pool 3.5% 6/20/2046	29,861	27,567
Ginnie Mae I Pool 3.5% 6/20/2046	9,223	8,512
Ginnie Mae I Pool 3.5% 6/20/2046	8,764	8,088
Ginnie Mae I Pool 3.5% 6/20/2046	8,733	8,062
Ginnie Mae I Pool 3.5% 6/20/2046	7,705	7,113
Ginnie Mae I Pool 3.5% 6/20/2046	4,683	4,322
Ginnie Mae I Pool 3.5% 7/15/2042	13,216	12,406
Ginnie Mae I Pool 3.5% 7/15/2042	4,406	4,136
Ginnie Mae I Pool 3.5% 7/15/2042	1,288	1,208
Ginnie Mae I Pool 3.5% 7/15/2043	2,706	2,533
Ginnie Mae I Pool 3.5% 7/20/2043	25,005	23,382
Ginnie Mae I Pool 3.5% 7/20/2046	260,458	240,362
Ginnie Mae I Pool 3.5% 8/15/2042	1,300	1,219
Ginnie Mae I Pool 3.5% 9/15/2042	3,632	3,401
Ginnie Mae I Pool 3.5% 9/15/2042	1,488	1,394
Ginnie Mae I Pool 4% 1/15/2041	17,045	16,535
Ginnie Mae I Pool 4% 1/15/2042	1,437	1,391
Ginnie Mae I Pool 4% 1/15/2047	11,334	10,705
Ginnie Mae I Pool 4% 1/15/2047	10,912	10,306
Ginnie Mae I Pool 4% 1/15/2047	8,385	7,919
Ginnie Mae I Pool 4% 1/15/2047	3,995	3,773
Ginnie Mae I Pool 4% 10/15/2040	18,650	18,102
Ginnie Mae I Pool 4% 10/15/2040	17,316	16,816
Ginnie Mae I Pool 4% 10/15/2040	16,058	15,588
Ginnie Mae I Pool 4% 10/15/2040	1,998	1,941
Ginnie Mae I Pool 4% 10/15/2041	35,649	34,514
Ginnie Mae I Pool 4% 10/15/2041	16,888	16,371
Ginnie Mae I Pool 4% 10/15/2041	12,130	11,765
Ginnie Mae I Pool 4% 10/15/2041	9,296	9,014
Ginnie Mae I Pool 4% 10/15/2041	6,342	6,139
Ginnie Mae I Pool 4% 10/15/2041	6,139	5,961
Ginnie Mae I Pool 4% 10/15/2041	4,649	4,496
Ginnie Mae I Pool 4% 10/15/2041	3,341	3,237
Ginnie Mae I Pool 4% 10/15/2041	804	780
Ginnie Mae I Pool 4% 10/20/2042	58,917	56,972
Ginnie Mae I Pool 4% 11/15/2040	4,617	4,478
Ginnie Mae I Pool 4% 11/15/2041	30,521	29,580
Ginnie Mae I Pool 4% 12/15/2039	9,401	9,133
Ginnie Mae I Pool 4% 12/15/2040	2,188	2,130
Ginnie Mae I Pool 4% 12/15/2041	14,176	13,750
Ginnie Mae I Pool 4% 12/15/2041	9,725	9,414
Ginnie Mae I Pool 4% 12/15/2041	5,808	5,624
Ginnie Mae I Pool 4% 12/15/2041	3,703	3,586
Ginnie Mae I Pool 4% 12/15/2041	653	633
Ginnie Mae I Pool 4% 12/15/2046	2,471	2,338
Ginnie Mae I Pool 4% 2/15/2040	14,125	13,714
Ginnie Mae I Pool 4% 2/15/2040	10,003	9,710
Ginnie Mae I Pool 4% 2/15/2040	9,406	9,143
Ginnie Mae I Pool 4% 2/15/2041	4,022	3,904
Ginnie Mae I Pool 4% 2/15/2041	2,810	2,721
Ginnie Mae I Pool 4% 2/15/2042	4,535	4,391
Ginnie Mae I Pool 4% 2/15/2045	15,064	14,501
Ginnie Mae I Pool 4% 3/15/2040	70,730	68,688
Ginnie Mae I Pool 4% 3/15/2041	35,091	34,069
Ginnie Mae I Pool 4% 3/15/2042	15,573	15,069
Ginnie Mae I Pool 4% 3/15/2042	3,085	2,982
Ginnie Mae I Pool 4% 3/20/2047	30,713	29,315
Ginnie Mae I Pool 4% 4/15/2043	14,567	14,069
Ginnie Mae I Pool 4% 4/15/2046	99,636	95,836
Ginnie Mae I Pool 4% 4/20/2048	13,725	12,954
Ginnie Mae I Pool 4% 4/20/2048	13,067	12,333
Ginnie Mae I Pool 4% 5/15/2045	14,086	13,539
Ginnie Mae I Pool 4% 5/20/2049	24,091	22,617
Ginnie Mae I Pool 4% 6/15/2041	3,253	3,154
Ginnie Mae I Pool 4% 6/15/2042	3,419	3,302
Ginnie Mae I Pool 4% 6/15/2045	3,761	3,623
Ginnie Mae I Pool 4% 7/15/2041	910	880
Ginnie Mae I Pool 4% 7/15/2045	10,261	9,859
Ginnie Mae I Pool 4% 7/15/2046	9,520	9,009
Ginnie Mae I Pool 4% 7/15/2046	6,097	5,780
Ginnie Mae I Pool 4% 8/15/2039	2,563	2,494
Ginnie Mae I Pool 4% 9/15/2039	2,770	2,700
Ginnie Mae I Pool 4% 9/15/2041	14,281	13,833
Ginnie Mae I Pool 4.5% 11/15/2039	10,670	10,622
Ginnie Mae I Pool 4.5% 11/15/2039	4,048	4,033
Ginnie Mae I Pool 4.5% 11/15/2039	3,132	3,125
Ginnie Mae I Pool 4.5% 11/15/2039	1,488	1,483
Ginnie Mae I Pool 4.5% 12/15/2039	3,067	3,059
Ginnie Mae I Pool 4.5% 2/15/2040	8,718	8,687
Ginnie Mae I Pool 4.5% 2/15/2040	8,142	8,101
Ginnie Mae I Pool 4.5% 2/15/2040	6,192	6,171
Ginnie Mae I Pool 4.5% 2/15/2040	5,939	5,920
Ginnie Mae I Pool 4.5% 2/15/2040	3,757	3,747
Ginnie Mae I Pool 4.5% 2/15/2040	2,934	2,923
Ginnie Mae I Pool 4.5% 2/15/2040	2,869	2,859
Ginnie Mae I Pool 4.5% 3/15/2040	21,465	21,393
Ginnie Mae I Pool 4.5% 3/15/2040	2,253	2,244
Ginnie Mae I Pool 4.5% 3/15/2041	48,615	48,399
Ginnie Mae I Pool 4.5% 3/15/2041	1,323	1,318
Ginnie Mae I Pool 4.5% 4/15/2040	9,034	9,006
Ginnie Mae I Pool 4.5% 5/15/2039	1,687	1,682
Ginnie Mae I Pool 4.5% 5/15/2040	10,839	10,801
Ginnie Mae I Pool 4.5% 5/15/2040	1,246	1,241
Ginnie Mae I Pool 4.5% 6/15/2039	5,884	5,869
Ginnie Mae I Pool 4.5% 6/15/2039	5,272	5,256
Ginnie Mae I Pool 4.5% 6/15/2040	40,895	40,702
Ginnie Mae I Pool 4.5% 6/15/2040	24,139	24,056
Ginnie Mae I Pool 4.5% 6/15/2040	11,283	11,242
Ginnie Mae I Pool 4.5% 6/15/2040	6,073	6,053
Ginnie Mae I Pool 4.5% 6/15/2040	5,877	5,857
Ginnie Mae I Pool 4.5% 6/15/2040	5,103	5,085
Ginnie Mae I Pool 4.5% 6/15/2040	4,769	4,752
Ginnie Mae I Pool 4.5% 6/15/2041	75,201	74,895
Ginnie Mae I Pool 4.5% 7/15/2039	4,612	4,599
Ginnie Mae I Pool 4.5% 7/15/2040	18,491	18,427
Ginnie Mae I Pool 4.5% 7/15/2040	15,658	15,603
Ginnie Mae I Pool 4.5% 7/15/2040	12,008	11,968
Ginnie Mae I Pool 4.5% 7/15/2040	9,572	9,538
Ginnie Mae I Pool 4.5% 7/15/2040	8,527	8,497
Ginnie Mae I Pool 4.5% 7/15/2040	7,703	7,674
Ginnie Mae I Pool 4.5% 7/15/2040	869	865
Ginnie Mae I Pool 4.5% 8/15/2039	47,299	47,153
Ginnie Mae I Pool 4.5% 8/15/2039	29,531	29,442
Ginnie Mae I Pool 4.5% 8/15/2039	24,198	24,126
Ginnie Mae I Pool 4.5% 8/15/2039	10,422	10,388
Ginnie Mae I Pool 4.5% 8/15/2039	5,497	5,480
Ginnie Mae I Pool 4.5% 8/15/2039	789	786
Ginnie Mae I Pool 4.5% 8/15/2040	2,711	2,702
Ginnie Mae I Pool 4.5% 9/15/2039	8,812	8,784
Ginnie Mae I Pool 4.5% 9/15/2039	4,266	4,253
Ginnie Mae I Pool 5% 10/15/2039	3,369	3,422
Ginnie Mae I Pool 5% 10/15/2039	2,537	2,577
Ginnie Mae I Pool 5% 10/15/2039	2,090	2,123
Ginnie Mae I Pool 5% 10/15/2039	1,323	1,344
Ginnie Mae I Pool 5% 11/15/2039	3,217	3,268
Ginnie Mae I Pool 5% 12/15/2039	3,171	3,221
Ginnie Mae I Pool 5% 12/15/2039	1,838	1,867
Ginnie Mae I Pool 5% 2/15/2039	604	613
Ginnie Mae I Pool 5% 3/15/2041	3,067	3,117
Ginnie Mae I Pool 5% 4/15/2040	30,403	30,883
Ginnie Mae I Pool 5% 4/15/2040	22,845	23,205
Ginnie Mae I Pool 5% 4/15/2041	4,592	4,667
Ginnie Mae I Pool 5% 4/20/2048	289,119	293,362
Ginnie Mae I Pool 5% 5/15/2039	7,532	7,649
Ginnie Mae I Pool 5% 5/15/2039	3,760	3,818
Ginnie Mae I Pool 5% 6/15/2040	69,023	70,113
Ginnie Mae I Pool 5% 6/15/2040	1,706	1,733
Ginnie Mae I Pool 5% 6/15/2040	1,203	1,223
Ginnie Mae I Pool 5% 6/15/2041	499	507
Ginnie Mae I Pool 5% 7/15/2039	6,056	6,150
Ginnie Mae I Pool 5% 7/15/2039	3,140	3,189
Ginnie Mae I Pool 5% 7/15/2040	4,327	4,396
Ginnie Mae I Pool 5% 7/15/2040	3,245	3,296
Ginnie Mae I Pool 5% 7/15/2040	1,742	1,769
Ginnie Mae I Pool 5% 8/15/2039	3,036	3,083
Ginnie Mae I Pool 5% 8/15/2039	2,437	2,475
Ginnie Mae I Pool 5% 8/15/2040	5,738	5,829
Ginnie Mae I Pool 5% 8/15/2040	4,984	5,063
Ginnie Mae I Pool 5% 8/15/2040	4,778	4,854
Ginnie Mae I Pool 5% 9/15/2039	19,452	19,755
Ginnie Mae I Pool 5% 9/15/2039	4,257	4,324
Ginnie Mae I Pool 5% 9/15/2039	2,759	2,803
Ginnie Mae I Pool 5% 9/15/2039	1,160	1,178
Ginnie Mae I Pool 5% 9/15/2040	3,167	3,217
Ginnie Mae I Pool 5% 9/15/2040	2,051	2,084
Ginnie Mae I Pool 5% 9/15/2041	51,522	52,331
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(f)	1,204	1,198
Ginnie Mae I Pool 5.5% 1/15/2039	3,096	3,187
Ginnie Mae I Pool 5.5% 10/15/2035	2,476	2,540
Ginnie Mae I Pool 5.5% 3/15/2039	570	586
Ginnie Mae I Pool 5.5% 7/15/2038	494	505
Ginnie Mae I Pool 5.5% 9/15/2039	15,303	15,764
Ginnie Mae I Pool 5.5% 9/15/2039	10,786	11,110
Ginnie Mae I Pool 6% 5/15/2040	40,777	42,598
Ginnie Mae I Pool 6% 6/15/2036	1,004,065	1,043,118
Ginnie Mae I Pool 6.5% 10/15/2034	1,617	1,685
Ginnie Mae I Pool 6.5% 11/15/2034	463	477
Ginnie Mae I Pool 6.5% 8/15/2034	2,088	2,175
Ginnie Mae I Pool 6.5% 8/15/2036	345	362
Ginnie Mae I Pool 6.5% 9/15/2034	700	729
Ginnie Mae I Pool 7% 1/15/2028	26	26
Ginnie Mae I Pool 7% 1/15/2028	7	7
Ginnie Mae I Pool 7% 1/15/2029	16	16
Ginnie Mae I Pool 7% 1/15/2031	59	60
Ginnie Mae I Pool 7% 1/15/2032	327	338
Ginnie Mae I Pool 7% 10/15/2028	126	128
Ginnie Mae I Pool 7% 12/15/2028	23	24
Ginnie Mae I Pool 7% 2/15/2028	26	26
Ginnie Mae I Pool 7% 2/15/2028	19	19
Ginnie Mae I Pool 7% 2/15/2032	352	358
Ginnie Mae I Pool 7% 3/15/2028	30	30
Ginnie Mae I Pool 7% 3/15/2028	30	30
Ginnie Mae I Pool 7% 3/15/2028	17	17
Ginnie Mae I Pool 7% 3/15/2031	30	31
Ginnie Mae I Pool 7% 3/15/2031	21	22
Ginnie Mae I Pool 7% 3/15/2032	186	193
Ginnie Mae I Pool 7% 4/15/2028	49	50
Ginnie Mae I Pool 7% 4/15/2028	31	32
Ginnie Mae I Pool 7% 4/15/2028	13	13
Ginnie Mae I Pool 7% 4/15/2032	151	157
Ginnie Mae I Pool 7% 4/15/2032	33	34
Ginnie Mae I Pool 7% 4/20/2032	3,398	3,536
Ginnie Mae I Pool 7% 5/15/2031	100	103
Ginnie Mae I Pool 7% 5/15/2032	143	148
Ginnie Mae I Pool 7% 6/15/2028	60	61
Ginnie Mae I Pool 7% 6/15/2028	56	56
Ginnie Mae I Pool 7% 6/15/2028	17	17
Ginnie Mae I Pool 7% 6/15/2028	16	16
Ginnie Mae I Pool 7% 6/15/2031	240	248
Ginnie Mae I Pool 7% 6/15/2032	38	39
Ginnie Mae I Pool 7% 7/15/2028	60	61
Ginnie Mae I Pool 7% 7/15/2032	73	75
Ginnie Mae I Pool 7% 8/15/2031	154	159
Ginnie Mae I Pool 7% 8/15/2032	70	72
Ginnie Mae I Pool 7% 9/15/2028	49	50
Ginnie Mae I Pool 7% 9/15/2031	121	126
Ginnie Mae I Pool 7% 9/15/2031	13	14
Ginnie Mae I Pool 7.5% 1/15/2031	24	24
Ginnie Mae I Pool 7.5% 10/15/2027	94	95
Ginnie Mae I Pool 7.5% 3/15/2028	923	941
Ginnie Mae I Pool 7.5% 4/15/2027	28	28
Ginnie Mae I Pool 7.5% 4/15/2027	3	3
Ginnie Mae I Pool 7.5% 5/15/2027	18	18
Ginnie Mae I Pool 7.5% 6/15/2027	60	61
Ginnie Mae I Pool 7.5% 7/15/2027	38	38
Ginnie Mae I Pool 7.5% 7/15/2027	5	5
Ginnie Mae I Pool 7.5% 7/15/2028	133	136
Ginnie Mae I Pool 7.5% 7/15/2029	25	26
Ginnie Mae I Pool 7.5% 8/15/2027	16	16
Ginnie Mae I Pool 7.5% 8/15/2028	27	27
Ginnie Mae I Pool 7.5% 9/15/2027	82	83
Ginnie Mae I Pool 7.5% 9/15/2028	79	81
Ginnie Mae I Pool 7.5% 9/15/2028	52	52
Ginnie Mae I Pool 8% 12/15/2027	48	49
Ginnie Mae I Pool 8% 12/15/2027	16	17
Ginnie Mae I Pool 8% 7/15/2027	16	16
Ginnie Mae I Pool 8% 8/15/2027	7	7
Ginnie Mae I Pool 8% 8/15/2027	5	5
Ginnie Mae I Pool 8.5% 1/15/2031	224	232
Ginnie Mae I Pool 8.5% 7/15/2030	19	19
Ginnie Mae I Pool 8.5% 8/15/2029	16	16
Ginnie Mae II Pool 2% 1/20/2051	12,159,980	9,960,608
Ginnie Mae II Pool 2% 1/20/2052	1,152,181	943,606
Ginnie Mae II Pool 2% 10/20/2050	8,139,443	6,665,993
Ginnie Mae II Pool 2% 11/20/2050	5,312,150	4,351,343
Ginnie Mae II Pool 2% 12/20/2050	12,189,592	9,982,007
Ginnie Mae II Pool 2% 2/20/2051	373,432	305,889
Ginnie Mae II Pool 2% 4/20/2051	130,713	107,071
Ginnie Mae II Pool 2% 9/1/2055 (h)	7,800,000	6,385,242
Ginnie Mae II Pool 2% 9/20/2050	1,937,870	1,587,974
Ginnie Mae II Pool 2.5% 12/20/2051	159,918	136,262
Ginnie Mae II Pool 2.5% 6/20/2051	5,164,579	4,400,623
Ginnie Mae II Pool 2.5% 7/20/2051	475,011	404,746
Ginnie Mae II Pool 3% 1/20/2043	272,002	249,129
Ginnie Mae II Pool 3% 10/20/2043	21,953	20,044
Ginnie Mae II Pool 3% 12/20/2042	23,868	21,861
Ginnie Mae II Pool 3% 8/20/2042	3,774	3,460
Ginnie Mae II Pool 3.5% 1/20/2042	2,429	2,279
Ginnie Mae II Pool 3.5% 1/20/2044	3,663	3,410
Ginnie Mae II Pool 3.5% 11/20/2041	112,141	105,248
Ginnie Mae II Pool 3.5% 12/20/2041	48,390	45,416
Ginnie Mae II Pool 3.5% 2/20/2043	21,915	20,488
Ginnie Mae II Pool 3.5% 3/20/2043	27,009	25,244
Ginnie Mae II Pool 3.5% 3/20/2044	4,101	3,815
Ginnie Mae II Pool 3.5% 4/20/2043	29,347	27,422
Ginnie Mae II Pool 3.5% 5/20/2043	278,197	258,769
Ginnie Mae II Pool 3.5% 5/20/2046	11,928	11,007
Ginnie Mae II Pool 3.5% 5/20/2046	3,445	3,180
Ginnie Mae II Pool 3.5% 6/20/2043	54,921	51,290
Ginnie Mae II Pool 3.5% 9/20/2043	324,424	302,605
Ginnie Mae II Pool 4% 1/20/2041	1,770	1,716
Ginnie Mae II Pool 4% 1/20/2042	14,627	14,149
Ginnie Mae II Pool 4% 1/20/2046	3,098	2,963
Ginnie Mae II Pool 4% 10/20/2040	15,660	15,181
Ginnie Mae II Pool 4% 10/20/2041	261,226	252,818
Ginnie Mae II Pool 4% 10/20/2044	157,300	151,062
Ginnie Mae II Pool 4% 11/20/2040	196,530	190,508
Ginnie Mae II Pool 4% 11/20/2041	8,671	8,390
Ginnie Mae II Pool 4% 11/20/2044	337,360	323,927
Ginnie Mae II Pool 4% 12/20/2044	9,173	8,808
Ginnie Mae II Pool 4% 12/20/2045	3,500	3,347
Ginnie Mae II Pool 4% 2/20/2041	4,193	4,063
Ginnie Mae II Pool 4% 3/20/2041	16,458	15,949
Ginnie Mae II Pool 4% 3/20/2047	3,423,966	3,268,019
Ginnie Mae II Pool 4% 4/20/2042	52,506	50,763
Ginnie Mae II Pool 4% 4/20/2047	699,180	667,335
Ginnie Mae II Pool 4% 5/20/2046	48,031	45,904
Ginnie Mae II Pool 4% 6/20/2045	153,161	146,891
Ginnie Mae II Pool 4% 7/20/2044	8,519	8,186
Ginnie Mae II Pool 4% 8/20/2041	1,822	1,764
Ginnie Mae II Pool 4% 8/20/2043	19,345	18,650
Ginnie Mae II Pool 4% 8/20/2044	21,931	21,072
Ginnie Mae II Pool 4% 8/20/2045	500,908	480,026
Ginnie Mae II Pool 4% 9/20/2040	71,168	68,992
Ginnie Mae II Pool 4.5% 1/20/2041	18,132	18,038
Ginnie Mae II Pool 4.5% 10/20/2039	2,677	2,626
Ginnie Mae II Pool 4.5% 10/20/2040	37,703	36,977
Ginnie Mae II Pool 4.5% 10/20/2040	3,844	3,824
Ginnie Mae II Pool 4.5% 11/20/2040	15,808	15,489
Ginnie Mae II Pool 4.5% 11/20/2040	3,848	3,828
Ginnie Mae II Pool 4.5% 12/20/2039	14,940	14,659
Ginnie Mae II Pool 4.5% 12/20/2040	8,219	8,054
Ginnie Mae II Pool 4.5% 2/20/2041	64,578	64,239
Ginnie Mae II Pool 4.5% 2/20/2041	739	724
Ginnie Mae II Pool 4.5% 3/20/2036	1,335	1,332
Ginnie Mae II Pool 4.5% 3/20/2041	4,244	4,221
Ginnie Mae II Pool 4.5% 4/20/2040	7,076	6,937
Ginnie Mae II Pool 4.5% 4/20/2041	39,332	39,124
Ginnie Mae II Pool 4.5% 5/20/2040	4,474	4,453
Ginnie Mae II Pool 4.5% 5/20/2041	167,922	167,026
Ginnie Mae II Pool 4.5% 6/20/2033	620	619
Ginnie Mae II Pool 4.5% 6/20/2039	2,950	2,895
Ginnie Mae II Pool 4.5% 6/20/2040	6,886	6,757
Ginnie Mae II Pool 4.5% 6/20/2041	105,457	104,886
Ginnie Mae II Pool 4.5% 7/20/2039	624	618
Ginnie Mae II Pool 4.5% 7/20/2040	7,404	7,367
Ginnie Mae II Pool 4.5% 7/20/2040	605	593
Ginnie Mae II Pool 4.5% 8/20/2040	982	977
Ginnie Mae II Pool 4.5% 9/20/2040	39,892	39,690
Ginnie Mae II Pool 5% 9/20/2033	29,283	29,645
Ginnie Mae II Pool 5.5% 10/1/2055 (h)	15,600,000	15,701,071
Ginnie Mae II Pool 5.5% 12/20/2054	880,217	887,158
Ginnie Mae II Pool 5.5% 9/1/2055 (h)	31,200,000	31,430,173
Ginnie Mae II Pool 6% 10/1/2055 (h)	9,600,000	9,782,547
Ginnie Mae II Pool 6% 11/20/2031	816	841
Ginnie Mae II Pool 6% 12/20/2054	960,434	979,324
Ginnie Mae II Pool 6% 5/20/2032	3,850	3,973
Ginnie Mae II Pool 6% 9/1/2055 (h)	17,150,000	17,492,192
Ginnie Mae II Pool 6.5% 11/20/2031	144	149
Ginnie Mae II Pool 6.5% 3/20/2031	183	189
Ginnie Mae II Pool 7% 2/20/2032	1,043	1,087
Ginnie Mae II Pool 7% 3/20/2032	510	532
Uniform Mortgage Backed Securities 3% 9/1/2055 (h)	3,000,000	2,599,218
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (h)	3,800,000	3,433,508
TOTAL UNITED STATES		482,521,655
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $493,700,038)		482,521,655

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Tennessee Valley Authority 5.25% 9/15/2039	2,235,000	2,337,753
Tennessee Valley Authority 5.375% 4/1/2056	2,737,000	2,700,223

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,051,765)		5,037,976

U.S. Treasury Obligations - 50.8%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 2% 8/15/2051	1.96 to 2.08	33,422,000	18,862,541
US Treasury Bonds 2.375% 2/15/2042	3.19	353,100	255,346
US Treasury Bonds 2.5% 2/15/2045	3.00	6,150,700	4,285,308
US Treasury Bonds 2.875% 5/15/2049	2.57 to 2.59	4,458,100	3,152,538
US Treasury Bonds 3% 2/15/2049	2.99 to 3.01	95,773,600	69,566,801
US Treasury Bonds 3.625% 2/15/2053	3.81 to 3.85	66,959,000	53,595,972
US Treasury Bonds 4.125% 8/15/2044	4.66 to 4.73	17,670,000	16,051,400
US Treasury Bonds 4.375% 8/15/2043	4.91 to 5.27	85,314,000	80,668,387
US Treasury Bonds 4.625% 11/15/2044	4.59 to 4.84	30,840,000	29,917,209
US Treasury Bonds 5% 5/15/2045	4.87	2,600,000	2,643,469
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.59 to 2.63	2,443,106	2,312,329
US Treasury Notes 1.125% 8/31/2028	1.14 to 1.33	94,478,000	87,908,827
US Treasury Notes 2.5% 3/31/2027	2.69	19,670,000	19,310,408
US Treasury Notes 2.625% 5/31/2027	2.82 to 2.92	45,180,000	44,382,291
US Treasury Notes 2.625% 7/31/2029	2.83	25,679,000	24,742,118
US Treasury Notes 2.75% 4/30/2027	2.95	34,960,000	34,438,331
US Treasury Notes 2.75% 7/31/2027	2.68 to 2.71	33,510,000	32,956,300
US Treasury Notes 2.75% 8/15/2032	3.98	1,800,000	1,671,257
US Treasury Notes 3.5% 1/31/2028	3.87	5,750,000	5,736,748
US Treasury Notes 3.75% 5/15/2028	3.77	13,520,000	13,576,132
US Treasury Notes 3.75% 5/31/2030	3.84 to 3.90	55,440,000	55,587,263
US Treasury Notes 3.75% 6/30/2030	4.04	26,780,000	26,852,180
US Treasury Notes 3.75% 8/31/2031	3.65 to 3.68	17,180,000	17,112,220
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.81	36,440,000	35,728,283
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	5,660,000	5,727,213
US Treasury Notes 4% 7/31/2030	4.18	6,990,000	7,082,017
US Treasury Notes 4.125% 10/31/2027	3.75 to 4.24	24,500,000	24,755,527
US Treasury Notes 4.125% 11/15/2027	4.20	28,520,000	28,823,025
US Treasury Notes 4.125% 11/30/2031	4.13	6,510,000	6,606,633
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	19,000,000	19,256,055
US Treasury Notes 4.125% 5/31/2032	4.17 to 4.18	11,000,000	11,138,667
US Treasury Notes 4.125% 8/31/2030	4.19	1,950,000	1,986,638
US Treasury Notes 4.25% 1/15/2028	4.29	11,780,000	11,950,718
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.31	38,970,000	39,909,238
US Treasury Notes 4.25% 6/30/2031	3.99	4,940,000	5,054,045
US Treasury Notes 4.25% 8/15/2035	4.22 to 4.23	6,200,000	6,212,594
US Treasury Notes 4.375% 12/15/2026	4.43	350,000	352,569
US Treasury Notes 4.375% 7/15/2027	4.24	3,530,000	3,575,606
US Treasury Notes 4.625% 2/15/2035	4.39	2,880,000	2,978,550
US Treasury Notes 4.75% 2/15/2045	4.79 to 4.99	6,900,000	6,797,578
TOTAL U.S. TREASURY OBLIGATIONS (Cost $923,663,048)			863,520,331

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $66,295,204)	4.36	66,284,100	66,297,356

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	6,510,000	238,687
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	11,190,000	400,657
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	8,400,000	295,193
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	4,800,000	97,472

TOTAL PUT SWAPTIONS			1,032,009
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	6,510,000	212,108
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	11,190,000	379,245
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	8,400,000	287,220
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	4,800,000	161,059

TOTAL CALL SWAPTIONS			1,039,632
TOTAL PURCHASED SWAPTIONS (Cost $2,380,598)			2,071,641

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $1,861,077,800)	1,790,875,277
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(90,018,002)
NET ASSETS - 100.0%	1,700,857,275

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 9/1/2055	(7,800,000)	(6,385,242)
Ginnie Mae II Pool 5.5% 9/1/2055	(31,200,000)	(31,430,172)
Ginnie Mae II Pool 6% 9/1/2055	(12,950,000)	(13,208,390)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(2,750,000)	(2,283,037)
Uniform Mortgage Backed Securities 3% 10/1/2055	(1,500,000)	(1,299,491)
Uniform Mortgage Backed Securities 3% 9/1/2055	(3,000,000)	(2,599,219)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(16,300,000)	(14,727,942)
Uniform Mortgage Backed Securities 5% 9/1/2055	(13,400,000)	(13,215,226)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(17,100,000)	(17,200,196)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(102,348,915)

TOTAL TBA SALE COMMITMENTS (Proceeds $101,835,200)		(102,348,915)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,100	12/19/2025	123,767,188	698,957	698,957
CBOT 2Y US Treasury Notes Contracts (United States)	1,385	12/31/2025	288,891,523	493,155	493,155
CBOT 5Y US Treasury Notes Contracts (United States)	95	12/31/2025	10,402,500	50,477	50,477
CBOT US Treasury Long Bond Contracts (United States)	20	12/19/2025	2,286,250	17,697	17,697

TOTAL PURCHASED					1,260,286

Sold

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	19	12/19/2025	2,212,313	8,274	8,274

TOTAL FUTURES CONTRACTS					1,268,560
The notional amount of futures purchased as a percentage of Net Assets is 25.0%
The notional amount of futures sold as a percentage of Net Assets is 0.1%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2032	11,259,000	(128,962)	0	(128,962)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2028	102,887,000	(916,220)	0	(916,220)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2027	45,105,000	(225,342)	0	(225,342)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2029	27,560,000	(196,820)	0	(196,820)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2045	10,284,000	(75,155)	0	(75,155)
TOTAL INTEREST RATE SWAPS							(1,542,499)	0	(1,542,499)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	Principal Only Strips represent the right to receive the monthly principal payments.
(f)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $4,767,889.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,268,452.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,510,160	817,463,703	865,676,507	1,646,824	-	-	66,297,356	66,284,100	0.1%
Fidelity Securities Lending Cash Central Fund	18,232,198	195,193,843	213,426,041	8,361	-	-	-	-	0.0%
Total	132,742,358	1,012,657,546	1,079,102,548	1,655,185	-	-	66,297,356

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Collateralized Mortgage Obligations	166,651,965	-	166,651,965	-

Commercial Mortgage Securities	204,774,353	-	204,774,353	-

U.S. Government Agency - Mortgage Securities	482,521,655	-	482,521,655	-

U.S. Government Agency Obligations
Utilities	5,037,976	-	5,037,976	-

U.S. Treasury Obligations	863,520,331	-	863,520,331	-

Money Market Funds	66,297,356	66,297,356	-	-

Purchased Swaptions	2,071,641	-	2,071,641	-
Total Investments in Securities:	1,790,875,277	66,297,356	1,724,577,921	-
Derivative Instruments:

Assets
Futures Contracts	1,268,560	1,268,560	-	-
Total Assets	1,268,560	1,268,560	-	-

Liabilities
Swaps	(1,542,499)	-	(1,542,499)	-
Total Liabilities	(1,542,499)	-	(1,542,499)	-
Total Derivative Instruments:	(273,939)	1,268,560	(1,542,499)	-
Other Financial Instruments:

TBA Sale Commitments	(102,348,915)	-	(102,348,915)	-
Total Other Financial Instruments:	(102,348,915)	-	(102,348,915)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	1,268,560	-
Purchased Swaptions (b)	2,071,641	-
Swaps (c)	-	(1,542,499)
Total Interest Rate Risk	3,340,201	(1,542,499)
Total Value of Derivatives	3,340,201	(1,542,499)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,794,782,596)	$1,724,577,921
Fidelity Central Funds (cost $66,295,204)	66,297,356

Total Investment in Securities (cost $1,861,077,800)		$1,790,875,277
Receivable for investments sold		12,893
Receivable for TBA sale commitments		101,835,200
Receivable for fund shares sold		1,810,172
Interest receivable		8,314,208
Distributions receivable from Fidelity Central Funds		173,832
Receivable for daily variation margin on futures contracts		26,548
Receivable for daily variation margin on centrally cleared swaps		2,719
Receivable from investment adviser for expense reductions		6,631
Total assets		1,903,057,480
Liabilities
Payable for investments purchased
Regular delivery	$11,233,446
Delayed delivery	86,299,766
TBA sale commitments, at value	102,348,915
Payable for fund shares redeemed	1,336,692
Distributions payable	295,068
Accrued management fee	400,274
Distribution and service plan fees payable	41,555
Other affiliated payables	244,366
Other payables and accrued expenses	123
Total liabilities		202,200,205
Net Assets		$1,700,857,275
Net Assets consist of:
Paid in capital		$2,234,706,340
Total accumulated earnings (loss)		(533,849,065)
Net Assets		$1,700,857,275

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($87,002,310 ÷ 9,448,030 shares)(a)		$9.21
Maximum offering price per share (100/96.00 of $9.21)		$9.59
Class M :
Net Asset Value and redemption price per share ($67,088,040 ÷ 7,286,559 shares)(a)		$9.21
Maximum offering price per share (100/96.00 of $9.21)		$9.59
Class C :
Net Asset Value and offering price per share ($11,555,344 ÷ 1,262,604 shares)(a)		$9.15
Government Income :
Net Asset Value, offering price and redemption price per share ($1,160,130,986 ÷ 126,173,257 shares)		$9.19
Class I :
Net Asset Value, offering price and redemption price per share ($135,439,298 ÷ 14,706,654 shares)		$9.21
Class Z :
Net Asset Value, offering price and redemption price per share ($239,641,297 ÷ 26,010,084 shares)		$9.21
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$77,438,475
Income from Fidelity Central Funds (including $8,361 from security lending)		1,655,185
Total income		79,093,660
Expenses
Management fee	$5,341,139
Transfer agent fees	1,946,561
Distribution and service plan fees	528,874
Fund wide operations fee	1,283,053
Independent trustees' fees and expenses	4,881
Total expenses before reductions	9,104,508
Expense reductions	(126,448)
Total expenses after reductions		8,978,060
Net Investment income (loss)		70,115,600
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(14,475,936)
Futures contracts	(10,394,414)
Swaps	2,351,239
Written options	316,270
Total net realized gain (loss)		(22,202,841)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(14,474,376)
Futures contracts	4,032,487
Swaps	1,937,335
TBA sale commitments	1,789,591
Total change in net unrealized appreciation (depreciation)		(6,714,963)
Net gain (loss)		(28,917,804)
Net increase (decrease) in net assets resulting from operations		$41,197,796
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,115,600	$96,615,233
Net realized gain (loss)	(22,202,841)	(170,095,370)
Change in net unrealized appreciation (depreciation)	(6,714,963)	236,956,124
Net increase (decrease) in net assets resulting from operations	41,197,796	163,475,987
Distributions to shareholders	(71,644,983)	(88,200,921)

Share transactions - net increase (decrease)	(593,653,487)	(1,413,478,452)
Total increase (decrease) in net assets	(624,100,674)	(1,338,203,386)

Net Assets
Beginning of period	2,324,957,949	3,663,161,335
End of period	$1,700,857,275	$2,324,957,949

Financial Highlights
Fidelity Advisor® Government Income Fund Class A

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$9.06	$9.51	$10.78	$11.17
Income from Investment Operations
Net investment income (loss) A,B	.310	.277	.189	.076	.052
Net realized and unrealized gain (loss)	(.133)	.266	(.461)	(1.269)	(.255)
Total from investment operations	.177	.543	(.272)	(1.193)	(.203)
Distributions from net investment income	(.317)	(.253)	(.178)	(.077)	(.046)
Distributions from net realized gain	-	-	-	-	(.141)
Total distributions	(.317)	(.253)	(.178)	(.077)	(.187)
Net asset value, end of period	$9.21	$9.35	$9.06	$9.51	$10.78
Total Return C,D	1.97%	6.11%	(2.87)%	(11.11)%	(1.84)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.79%	.79%	.79%	.77%	.76%
Expenses net of fee waivers, if any	.79%	.79%	.79%	.77%	.76%
Expenses net of all reductions, if any	.79%	.79%	.79%	.77%	.76%
Net investment income (loss)	3.38%	3.06%	2.05%	.74%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$87,002	$97,177	$103,376	$119,339	$185,323
Portfolio turnover rate G	279%	393%	354%	318% H	223%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class M

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$9.06	$9.51	$10.77	$11.17
Income from Investment Operations
Net investment income (loss) A,B	.313	.280	.191	.077	.052
Net realized and unrealized gain (loss)	(.133)	.265	(.460)	(1.259)	(.265)
Total from investment operations	.180	.545	(.269)	(1.182)	(.213)
Distributions from net investment income	(.320)	(.255)	(.181)	(.078)	(.046)
Distributions from net realized gain	-	-	-	-	(.141)
Total distributions	(.320)	(.255)	(.181)	(.078)	(.187)
Net asset value, end of period	$9.21	$9.35	$9.06	$9.51	$10.77
Total Return C,D	2.00%	6.14%	(2.85)%	(11.01)%	(1.92)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76%	.76%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.76%	.76%	.76%	.76%	.75%
Expenses net of all reductions, if any	.76%	.76%	.76%	.76%	.75%
Net investment income (loss)	3.42%	3.09%	2.07%	.75%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$67,088	$73,033	$83,063	$95,430	$128,097
Portfolio turnover rate G	279%	393%	354%	318% H	223%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class C

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.29	$9.01	$9.45	$10.73	$11.16
Income from Investment Operations
Net investment income (loss) A,B	.240	.208	.119	(.002)	(.032)
Net realized and unrealized gain (loss)	(.134)	.256	(.451)	(1.261)	(.257)
Total from investment operations	.106	.464	(.332)	(1.263)	(.289)
Distributions from net investment income	(.246)	(.184)	(.108)	(.017)	- C
Distributions from net realized gain	-	-	-	-	(.141)
Total distributions	(.246)	(.184)	(.108)	(.017)	(.141)
Net asset value, end of period	$9.15	$9.29	$9.01	$9.45	$10.73
Total Return D,E	1.20%	5.23%	(3.52)%	(11.78)%	(2.61)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.55%	1.54%	1.54%	1.53%	1.53%
Expenses net of fee waivers, if any	1.55%	1.54%	1.54%	1.53%	1.53%
Expenses net of all reductions, if any	1.55%	1.54%	1.54%	1.53%	1.53%
Net investment income (loss)	2.63%	2.31%	1.29%	(.02)%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,555	$15,725	$26,095	$32,729	$48,354
Portfolio turnover rate H	279%	393%	354%	318% I	223%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Government Income Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.33	$9.05	$9.49	$10.76	$11.15
Income from Investment Operations
Net investment income (loss) A,B	.341	.307	.220	.108	.085
Net realized and unrealized gain (loss)	(.133)	.256	(.451)	(1.269)	(.257)
Total from investment operations	.208	.563	(.231)	(1.161)	(.172)
Distributions from net investment income	(.348)	(.283)	(.209)	(.109)	(.077)
Distributions from net realized gain	-	-	-	-	(.141)
Total distributions	(.348)	(.283)	(.209)	(.109)	(.218)
Net asset value, end of period	$9.19	$9.33	$9.05	$9.49	$10.76
Total Return C	2.31%	6.36%	(2.44)%	(10.84)%	(1.56)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.73%	3.40%	2.38%	1.06%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$1,160,131	$1,474,666	$1,556,472	$1,755,646	$2,130,162
Portfolio turnover rate F	279%	393%	354%	318% G	223%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class I

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$9.06	$9.51	$10.78	$11.17
Income from Investment Operations
Net investment income (loss) A,B	.338	.304	.215	.105	.081
Net realized and unrealized gain (loss)	(.134)	.265	(.460)	(1.270)	(.257)
Total from investment operations	.204	.569	(.245)	(1.165)	(.176)
Distributions from net investment income	(.344)	(.279)	(.205)	(.105)	(.073)
Distributions from net realized gain	-	-	-	-	(.141)
Total distributions	(.344)	(.279)	(.205)	(.105)	(.214)
Net asset value, end of period	$9.21	$9.35	$9.06	$9.51	$10.78
Total Return C	2.27%	6.42%	(2.59)%	(10.85)%	(1.59)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.49%	.50%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.49%	.50%	.50%	.49%	.49%
Expenses net of all reductions, if any	.49%	.50%	.50%	.49%	.49%
Net investment income (loss)	3.68%	3.35%	2.34%	1.02%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$135,439	$174,237	$195,395	$199,012	$280,216
Portfolio turnover rate F	279%	393%	354%	318% G	223%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class Z

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$9.07	$9.51	$10.78	$11.18
Income from Investment Operations
Net investment income (loss) A,B	.352	.318	.228	.116	.095
Net realized and unrealized gain (loss)	(.136)	.254	(.450)	(1.268)	(.267)
Total from investment operations	.216	.572	(.222)	(1.152)	(.172)
Distributions from net investment income	(.356)	(.292)	(.218)	(.118)	(.087)
Distributions from net realized gain	-	-	-	-	(.141)
Total distributions	(.356)	(.292)	(.218)	(.118)	(.228)
Net asset value, end of period	$9.21	$9.35	$9.07	$9.51	$10.78
Total Return C	2.41%	6.45%	(2.35)%	(10.74)%	(1.55)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	3.82%	3.49%	2.47%	1.15%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$239,641	$490,120	$1,698,760	$1,393,640	$735,265
Portfolio turnover rate F	279%	393%	354%	318% G	223%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,416,317
Gross unrealized depreciation	(86,555,463)
Net unrealized appreciation (depreciation)	$(66,139,146)
Tax Cost	$1,854,958,210

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$63,258
Capital loss carryforward	$(464,796,970)
Net unrealized appreciation (depreciation) on securities and other investments	$(69,115,353)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(191,336,267)
Long-term	(273,460,703)
Total capital loss carryforward	$(464,796,970)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$71,644,983	$88,200,921

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Government Income Fund
Interest Rate Risk
Futures Contracts	(10,394,414)	4,032,487
Purchased Options	(156,465)	(282,444)
Written Options	316,270	-
Swaps	2,351,239	1,937,335
Total Interest Rate Risk	(7,883,370)	5,687,378
Totals	(7,883,370)	5,687,378

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Government Income Fund	477,886,143

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Government Income Fund	210,935,500

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Government Income Fund	3,455,258,434	3,354,931,456
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	224,872	5,016
Class M	- %	.25%	167,929	260
Class C	.75%	.25%	136,073	10,473
			528,874	15,749

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	12,182
Class M	850
Class C A	348
13,380

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income and Class Z. FIIOC receives an asset-based fee of Government Income and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	172,591.19
Class M	108,265.16
Class C	26,787.20
Government Income	1,275,476.10
Class I	213,499.14
Class Z	149,943.05
	1,946,561

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Government Income Fund	.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Government Income Fund	876	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	120,694

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,754.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Government Income Fund
Distributions to shareholders
Class A	$3,115,217	$2,678,764
Class M	2,348,087	2,159,684
Class C	372,769	407,149
Government Income	48,559,587	46,389,416
Class I	5,565,821	5,684,526
Class Z	11,683,502	30,881,382
Total	$71,644,983	$88,200,921
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2025	Year ended August 31, 2024	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Government Income Fund
Class A
Shares sold	2,027,823	2,074,838	$18,603,526	$18,906,088
Reinvestment of distributions	329,052	284,234	3,012,239	2,576,281
Shares redeemed	(3,305,417)	(3,372,098)	(30,238,850)	(30,459,304)
Net increase (decrease)	(948,542)	(1,013,026)	$(8,623,085)	$(8,976,935)
Class M
Shares sold	1,630,118	1,662,953	$14,919,763	$15,068,756
Reinvestment of distributions	246,888	222,430	2,259,607	2,015,379
Shares redeemed	(2,405,085)	(3,239,826)	(22,020,853)	(29,247,836)
Net increase (decrease)	(528,079)	(1,354,443)	$(4,841,483)	$(12,163,701)
Class C
Shares sold	303,471	155,951	$2,765,080	$1,407,351
Reinvestment of distributions	40,454	44,651	367,737	401,728
Shares redeemed	(774,104)	(1,405,572)	(7,030,364)	(12,592,052)
Net increase (decrease)	(430,179)	(1,204,970)	$(3,897,547)	$(10,782,973)
Government Income
Shares sold	28,608,495	31,604,369	$261,610,576	$286,126,371
Reinvestment of distributions	4,973,468	4,802,686	45,466,475	43,456,619
Shares redeemed	(65,407,666)	(50,451,912)	(599,219,560)	(455,612,728)
Net increase (decrease)	(31,825,703)	(14,044,857)	$(292,142,509)	$(126,029,738)
Class I
Shares sold	5,793,249	9,816,221	$53,184,218	$89,336,414
Reinvestment of distributions	592,799	612,803	5,427,985	5,553,602
Shares redeemed	(10,319,903)	(13,352,433)	(94,718,260)	(120,323,626)
Net increase (decrease)	(3,933,855)	(2,923,409)	$(36,106,057)	$(25,433,610)
Class Z
Shares sold	12,843,407	18,502,901	$117,504,489	$167,381,168
Reinvestment of distributions	1,196,042	3,320,870	10,953,058	29,990,608
Shares redeemed	(40,435,808)	(156,808,544)	(376,500,353)	(1,427,463,271)
Net increase (decrease)	(26,396,359)	(134,984,773)	$(248,042,806)	$(1,230,091,495)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Government Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Income Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 44.94% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $81,325,422 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $71,644,983 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.537760.129
GOV-ANN-1025
Fidelity® Environmental Bond Fund

Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Environmental Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Helios Issuer LLC Series 2022-A Class A, 2.79% 2/22/2049 (b)	201,874	169,898
Hertz Vehicle Financing III LLC Series 2023-1A Class A, 5.49% 6/25/2027 (b)	100,000	100,478
TOTAL UNITED STATES		270,376
TOTAL ASSET-BACKED SECURITIES (Cost $299,022)		270,376

Commercial Mortgage Securities - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (b)	100,000	103,883
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-KG03 Class A2, 1.297% 6/25/2030 (c)	160,000	141,131
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KG07 Class A2, 3.123% 8/25/2032	200,000	186,006
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KSG4 Class A2, 3.4% 8/25/2032 (c)	200,000	188,780
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-KG08 Class A2, 4.134% 5/25/2033	300,000	295,238
TOTAL UNITED STATES		915,038
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $936,262)		915,038

Foreign Government and Government Agency Obligations - 0.7%
		Principal Amount (a)	Value ($)
GERMANY - 0.3%
German Federal Republic 0% 10/10/2025 (d)	EUR	35,000	40,865
German Federal Republic 0% 8/15/2030 (d)	EUR	90,000	94,588
TOTAL GERMANY			135,453
UNITED KINGDOM - 0.2%
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (d)	GBP	55,000	61,910
United Kingdom of Great Britain and Northern Ireland 0.875% 7/31/2033 (d)	GBP	10,000	10,286
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (d)	GBP	20,000	26,992
TOTAL UNITED KINGDOM			99,188
URUGUAY - 0.2%
Uruguay Republic 5.75% 10/28/2034		100,000	106,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $321,969)			340,841

Non-Convertible Corporate Bonds - 35.5%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lendlease Finance Ltd 3.4% 10/27/2027 (d)	AUD	20,000	12,666
BELGIUM - 0.4%
Financials - 0.4%
Banks - 0.4%
KBC Group NV 4.932% 10/16/2030 (b)(c)		200,000	203,575
CANADA - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
TELUS Corp 3.4% 5/13/2032		300,000	274,989
DENMARK - 0.5%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 4.75% 6/21/2030 (c)(d)	EUR	100,000	124,589
Industrials - 0.2%
Marine Transportation - 0.2%
AP Moller - Maersk A/S 5.875% 9/14/2033 (b)		100,000	105,716
TOTAL DENMARK			230,305
FINLAND - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Treasury BV 5% 3/11/2030 (d)	EUR	100,000	119,632
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 5.786% 1/13/2033 (b)(c)		39,000	40,637
GERMANY - 1.9%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF Finance GmbH 2% 5/6/2027 (d)	EUR	100,000	112,532
Financials - 0.8%
Banks - 0.5%
Commerzbank AG 3.625% 1/14/2032 (c)(d)	EUR	100,000	118,388
Volkswagen Bank GmbH 2.75% 6/19/2028 (d)	EUR	100,000	116,743
			235,131
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)		150,000	152,790
TOTAL FINANCIALS			387,921

Materials - 0.3%
Chemicals - 0.3%
Evonik Industries AG 1.375% 9/2/2081 (c)(d)	EUR	100,000	113,965
Construction Materials - 0.0%
Heidelberg Materials AG 3.95% 7/19/2034 (d)	EUR	10,000	12,056
TOTAL MATERIALS			126,021

Utilities - 0.6%
Electric Utilities - 0.3%
Amprion GmbH 3.875% 9/7/2028 (d)	EUR	100,000	120,867
Independent Power and Renewable Electricity Producers - 0.3%
RWE Finance US LLC 6.25% 4/16/2054 (b)		150,000	152,154
TOTAL UTILITIES			273,021

TOTAL GERMANY			899,495
IRELAND - 1.4%
Financials - 0.5%
Banks - 0.5%
AIB Group PLC 2.875% 5/30/2031 (c)(d)	EUR	125,000	146,270
Bank of Ireland Group PLC 5% 7/4/2031 (c)(d)	EUR	100,000	126,788
			273,058
Materials - 0.9%
Containers & Packaging - 0.9%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030		200,000	206,495
Smurfit Westrock Financing DAC 5.418% 1/15/2035		200,000	203,636
			410,131
TOTAL IRELAND			683,189
ITALY - 1.3%
Utilities - 1.3%
Electric Utilities - 0.9%
Enel Finance International NV 5.125% 6/26/2029 (b)		400,000	409,989
Gas Utilities - 0.4%
Snam SpA 5% 5/28/2030 (b)		200,000	203,051
TOTAL ITALY			613,040
JAPAN - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp 4.372% 7/27/2027 (b)		100,000	100,263
NTT Finance Corp 5.171% 7/16/2032 (b)		200,000	203,773

TOTAL JAPAN			304,036
LUXEMBOURG - 1.0%
Financials - 0.2%
Financial Services - 0.2%
Acef Holding SCA 1.25% 4/26/2030 (d)	EUR	100,000	107,201
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (d)	EUR	100,000	108,309
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (d)	EUR	100,000	123,537
P3 Group Sarl 4% 4/19/2032 (d)	EUR	100,000	117,875
			349,721
TOTAL LUXEMBOURG			456,922
NETHERLANDS - 0.8%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
REWE International Finance BV 4.875% 9/13/2030 (d)	EUR	100,000	125,991
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		100,000	89,632
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		14,000	13,992
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		41,000	40,738
			144,362
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CTP NV 1.5% 9/27/2031 (d)	EUR	100,000	103,438
TOTAL NETHERLANDS			373,791
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 4% 3/14/2029 (c)(d)	EUR	100,000	121,010
SPAIN - 0.4%
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)		200,000	193,694
UNITED KINGDOM - 2.3%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)		100,000	93,506
Financials - 1.4%
Banks - 1.4%
Barclays PLC 5.367% 2/25/2031 (c)		200,000	206,282
Lloyds Banking Group PLC 3.875% 5/14/2032 (c)(d)	EUR	100,000	119,910
NatWest Group PLC 3.673% 8/5/2031 (c)(d)	EUR	100,000	119,684
NatWest Group PLC 4.964% 8/15/2030 (c)		200,000	204,178
			650,054
Utilities - 0.7%
Electric Utilities - 0.2%
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (d)	EUR	100,000	117,195
Water Utilities - 0.5%
Severn Trent Utilities Finance PLC 4% 3/5/2034 (d)	EUR	100,000	119,726
United Utilities Water Finance PLC 3.5% 2/27/2033 (d)	EUR	100,000	116,238
			235,964
TOTAL UTILITIES			353,159

TOTAL UNITED KINGDOM			1,096,719
UNITED STATES - 23.7%
Communication Services - 2.5%
Diversified Telecommunication Services - 1.6%
AT&T Inc 5.4% 2/15/2034		150,000	154,634
Verizon Communications Inc 2.55% 3/21/2031		50,000	45,345
Verizon Communications Inc 3.875% 2/8/2029		450,000	446,854
Verizon Communications Inc 5.05% 5/9/2033		100,000	101,824
			748,657
Entertainment - 0.2%
Netflix Inc 4.9% 8/15/2034		100,000	102,215
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035 (e)		120,000	120,212
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055 (e)		120,000	118,552
			238,764
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 4.2% 10/1/2029		100,000	99,957
TOTAL COMMUNICATION SERVICES			1,189,593

Consumer Discretionary - 0.2%
Automobiles - 0.2%
General Motors Financial Co Inc 4.9% 10/6/2029		100,000	100,744
Consumer Staples - 2.1%
Beverages - 0.1%
PepsiCo Inc 3.9% 7/18/2032		100,000	97,175
Consumer Staples Distribution & Retail - 0.6%
Walmart Inc 1.8% 9/22/2031		300,000	264,691
Food Products - 1.4%
Bunge Ltd Finance Corp 4.1% 1/7/2028		55,000	54,970
Bunge Ltd Finance Corp 4.2% 9/17/2029		100,000	99,524
General Mills Inc 2.25% 10/14/2031		450,000	395,546
Mondelez International Inc 4.75% 8/28/2034		100,000	99,180
			649,220
TOTAL CONSUMER STAPLES			1,011,086

Financials - 8.9%
Banks - 3.8%
Bank of America Corp 5.425% 8/15/2035 (c)		100,000	100,655
Bank of America Corp 6.204% 11/10/2028 (c)		290,000	302,230
Citigroup Inc 4.542% 9/19/2030 (c)		100,000	100,453
Fifth Third Bancorp 4.895% 9/6/2030 (c)		100,000	101,725
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 9/15/2030 (b)		100,000	91,424
JPMorgan Chase & Co 4.603% 10/22/2030 (c)		150,000	151,636
JPMorgan Chase & Co 6.07% 10/22/2027 (c)		200,000	203,930
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)		200,000	200,174
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)		200,000	202,233
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (c)		100,000	102,170
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (c)		150,000	156,383
Wells Fargo & Co 5.244% 1/24/2031 (c)		55,000	56,815
			1,769,828
Capital Markets - 3.4%
Athene Global Funding 2.5% 3/24/2028 (b)		250,000	239,047
Blackstone Private Credit Fund 3.25% 3/15/2027		200,000	195,815
GA Global Funding Trust 5.2% 12/9/2031 (b)		150,000	152,342
GA Global Funding Trust 5.4% 1/13/2030 (b)		150,000	155,597
Moody's Corp 5% 8/5/2034		100,000	101,287
Morgan Stanley 4.654% 10/18/2030 (c)		100,000	100,961
Morgan Stanley 5.23% 1/15/2031 (c)		79,000	81,543
Morgan Stanley 5.449% 7/20/2029 (c)		150,000	154,787
MSCI Inc 5.25% 9/1/2035		28,000	27,776
Nuveen LLC 5.55% 1/15/2030 (b)		18,000	18,851
S&P Global Inc 2.7% 3/1/2029		400,000	382,782
			1,610,788
Consumer Finance - 0.6%
Capital One Financial Corp 7.149% 10/29/2027 (c)		100,000	103,041
Ford Motor Credit Co LLC 5.125% 11/5/2026		200,000	200,330
			303,371
Financial Services - 0.2%
Mastercard Inc 4.35% 1/15/2032		100,000	100,061
Insurance - 0.9%
Arthur J Gallagher & Co 5% 2/15/2032		12,000	12,215
Arthur J Gallagher & Co 5.15% 2/15/2035		150,000	150,423
Assurant Inc 5.55% 2/15/2036		47,000	46,968
Pine Street Trust III 6.223% 5/15/2054 (b)		200,000	198,644
			408,250
TOTAL FINANCIALS			4,192,298

Health Care - 2.2%
Health Care Providers & Services - 1.6%
CVS Health Corp 4.3% 3/25/2028		200,000	199,906
CVS Health Corp 5.25% 1/30/2031		100,000	102,832
CVS Health Corp 5.875% 6/1/2053		50,000	47,369
Humana Inc 5.375% 4/15/2031		122,000	125,921
Icon Investments Six DAC 6% 5/8/2034		200,000	207,900
Kaiser Foundation Hospitals 3.15% 5/1/2027		50,000	49,358
UnitedHealth Group Inc 5.3% 6/15/2035		49,000	50,089
			783,375
Pharmaceuticals - 0.6%
Merck & Co Inc 1.9% 12/10/2028		300,000	281,653
TOTAL HEALTH CARE			1,065,028

Industrials - 0.2%
Ground Transportation - 0.2%
Uber Technologies Inc 4.8% 9/15/2034		100,000	98,857
Professional Services - 0.0%
Verisk Analytics Inc 4.5% 8/15/2030		11,000	11,044
TOTAL INDUSTRIALS			109,901

Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC / EMC Corp 4.85% 2/1/2035		100,000	97,260
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices Inc 1.7% 10/1/2028		300,000	280,315
Broadcom Inc 4.55% 2/15/2032		200,000	199,065
Broadcom Inc 4.9% 7/15/2032		150,000	151,840
			631,220
Software - 0.6%
Autodesk Inc 2.4% 12/15/2031		300,000	264,017
TOTAL INFORMATION TECHNOLOGY			992,497

Materials - 0.4%
Chemicals - 0.4%
Dow Chemical Co/The 5.15% 2/15/2034		200,000	198,780
Real Estate - 1.8%
Diversified REITs - 0.3%
WP Carey Inc 2.45% 2/1/2032		150,000	129,988
Health Care REITs - 0.5%
Healthpeak OP LLC 2.125% 12/1/2028		150,000	140,344
Healthpeak OP LLC 5.375% 2/15/2035		100,000	101,075
			241,419
Office REITs - 0.0%
Boston Properties LP 6.75% 12/1/2027		22,000	23,149
Residential REITs - 1.0%
American Homes 4 Rent LP 5.5% 2/1/2034		50,000	51,345
UDR Inc 1.9% 3/15/2033		525,000	425,467
			476,812
TOTAL REAL ESTATE			871,368

Utilities - 3.3%
Electric Utilities - 2.3%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		200,000	180,045
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		325,000	315,014
MidAmerican Energy Co 5.35% 1/15/2034		150,000	155,685
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		100,000	96,846
Pacific Gas and Electric Co 5.9% 10/1/2054		53,000	49,559
Public Service Electric and Gas Co 4.65% 3/15/2033		100,000	99,895
Puget Sound Energy Inc 5.448% 6/1/2053		100,000	94,557
Wisconsin Power and Light Co 4.95% 4/1/2033		50,000	50,432
			1,042,033
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 2.45% 1/15/2031		400,000	358,387
Multi-Utilities - 0.2%
New York State Electric & Gas Corp 5.3% 8/15/2034 (b)		100,000	101,808
TOTAL UTILITIES			1,502,228

TOTAL UNITED STATES			11,233,523
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $16,682,188)			16,857,223

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Terna - Rete Elettrica Nazionale 2.375% (c)(d)(f)	EUR	100,000	115,986
NETHERLANDS - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
TenneT Holding BV 4.625% (c)(d)(f)	EUR	100,000	121,157
TOTAL PREFERRED SECURITIES (Cost $221,136)			237,143

U.S. Government Agency - Mortgage Securities - 13.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 13.1%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	198,384	170,985
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	106,331	97,932
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	151,751	140,523
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	176,305	141,069
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	83,584	69,751
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	849,683	740,622
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	510,948	493,681
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	255,484	252,422
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	180,948	179,118
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	181,322	179,715
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	92,278	91,374
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	127,240	128,336
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	75,972	76,698
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	56,821	58,984
Freddie Mac Gold Pool 1.5% 12/1/2031	132,659	125,483
Freddie Mac Gold Pool 2% 1/1/2052	677,154	540,126
Freddie Mac Gold Pool 2% 3/1/2052	198,271	158,150
Freddie Mac Gold Pool 2% 4/1/2051	72,106	57,740
Freddie Mac Gold Pool 2.5% 2/1/2052	664,922	554,884
Freddie Mac Gold Pool 2.5% 3/1/2052	854,082	712,741
Freddie Mac Gold Pool 3.5% 6/1/2052	74,673	67,623
Freddie Mac Gold Pool 4% 12/1/2052	293,843	275,087
Freddie Mac Gold Pool 5% 6/1/2053	173,911	172,206
Freddie Mac Gold Pool 5.5% 10/1/2053	171,082	172,556
Freddie Mac Gold Pool 6.5% 1/1/2053	45,885	47,761
Freddie Mac Gold Pool 6.5% 6/1/2053	43,093	44,801
Ginnie Mae II Pool 2% 2/20/2051	170,125	139,353
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (e)	175,000	145,305
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (e)	250,000	207,549
TOTAL UNITED STATES		6,242,575
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,511,524)		6,242,575

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Tennessee Valley Authority 1.5% 9/15/2031 (Cost $199,978)	200,000	172,890

U.S. Treasury Obligations - 43.5%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/19/2026	4.08	500,000	489,545
US Treasury Bonds 2% 11/15/2041 (h)	2.12 to 2.14	1,770,000	1,213,625
US Treasury Bonds 3.625% 5/15/2053	3.84 to 4.00	305,000	243,869
US Treasury Bonds 4.125% 8/15/2053	4.73	270,000	236,471
US Treasury Bonds 4.25% 2/15/2054	4.03 to 4.79	570,000	509,972
US Treasury Bonds 4.25% 8/15/2054	3.97 to 4.97	530,000	474,184
US Treasury Bonds 4.5% 11/15/2054	4.77 to 4.80	530,000	494,743
US Treasury Bonds 4.625% 2/15/2055	4.50 to 5.05	1,720,000	1,639,375
US Treasury Bonds 4.625% 5/15/2054	4.43 to 4.64	350,000	333,443
US Treasury Bonds 4.75% 11/15/2053	4.05 to 4.52	190,000	184,701
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.93	450,000	437,766
US Treasury Notes 2.875% 5/15/2032	3.00	63,000	59,176
US Treasury Notes 3.5% 1/31/2028	3.59 to 4.86	53,000	52,878
US Treasury Notes 3.625% 9/30/2031	3.60 to 4.23	1,450,000	1,433,688
US Treasury Notes 3.75% 8/31/2031	3.61 to 3.82	730,000	727,120
US Treasury Notes 3.875% 8/15/2034	3.65 to 4.20	350,000	343,164
US Treasury Notes 3.875% 9/30/2029	3.46	55,000	55,488
US Treasury Notes 4% 1/31/2031	4.16 to 4.72	800,000	809,500
US Treasury Notes 4% 2/28/2030	4.10	200,000	202,805
US Treasury Notes 4% 4/30/2032	3.93	350,000	352,023
US Treasury Notes 4% 5/31/2030	3.93	500,000	506,934
US Treasury Notes 4% 6/30/2032	4.18	400,000	402,063
US Treasury Notes 4% 7/31/2030	3.78 to 4.42	1,690,000	1,712,247
US Treasury Notes 4.125% 10/31/2031	4.39	300,000	304,582
US Treasury Notes 4.125% 11/30/2031	4.13	100,000	101,484
US Treasury Notes 4.125% 2/28/2027	4.05	600,000	603,422
US Treasury Notes 4.125% 2/29/2032	3.88 to 4.19	1,330,000	1,348,443
US Treasury Notes 4.125% 3/31/2032	4.23	350,000	354,717
US Treasury Notes 4.125% 7/31/2031	3.96 to 4.19	1,550,000	1,575,406
US Treasury Notes 4.25% 11/15/2034	4.45	400,000	402,625
US Treasury Notes 4.25% 2/28/2029	4.21	105,000	107,194
US Treasury Notes 4.25% 2/28/2031	4.21	150,000	153,615
US Treasury Notes 4.25% 5/15/2035	4.25 to 4.40	1,120,000	1,123,500
US Treasury Notes 4.25% 8/15/2035	4.22	350,000	350,711
US Treasury Notes 4.375% 11/30/2030	3.96	300,000	309,059
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.34	800,000	827,375
US Treasury Notes 4.625% 9/30/2028	4.60	190,000	195,678
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,276,713)			20,672,591

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $2,361,549)	4.36	2,361,077	2,361,549

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $48,810,341)	48,070,226
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(580,059)
NET ASSETS - 100.0%	47,490,167

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(250,000)	(207,549)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(207,549)

TOTAL TBA SALE COMMITMENTS (Proceeds $206,042)		(207,549)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 5Y US Treasury Notes Contracts (United States)	4	12/31/2025	438,000	2,125	2,125

Sold

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	10	9/8/2025	1,374,165	5,784	5,784
Eurex Euro-Bund Contracts (Germany)	3	9/8/2025	454,682	4,006	4,006
Eurex Euro-Schatz Contracts (Germany)	6	9/8/2025	751,497	2,429	2,429

TOTAL SOLD					12,219

TOTAL FUTURES CONTRACTS					14,344
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 5.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	5,000	USD	5,842	BNP Paribas SA	10/3/2025	19
EUR	3,000	USD	3,490	BNP Paribas SA	10/3/2025	27
EUR	2,000	USD	2,336	Bank of America NA	10/3/2025	9
EUR	4,000	USD	4,703	Bank of America NA	10/3/2025	(14)
EUR	3,000	USD	3,527	Citibank NA	10/3/2025	(10)
EUR	4,000	USD	4,683	Goldman Sachs Bank USA	10/3/2025	6
EUR	1,000	USD	1,182	JPMorgan Chase Bank NA	10/3/2025	(10)
EUR	10,000	USD	11,611	JPMorgan Chase Bank NA	10/3/2025	110
EUR	2,000	USD	2,346	JPMorgan Chase Bank NA	10/3/2025	(1)
USD	13,155	AUD	20,000	Citibank NA	10/3/2025	59
USD	2,871,512	EUR	2,427,000	BNP Paribas SA	10/3/2025	26,690
USD	11,786	EUR	10,000	BNP Paribas SA	10/3/2025	65
USD	4,649	EUR	4,000	BNP Paribas SA	10/3/2025	(40)
USD	9,357	EUR	8,000	BNP Paribas SA	10/3/2025	(21)
USD	2,355	EUR	2,000	Bank of America NA	10/3/2025	11
USD	2,339	EUR	2,000	Bank of America NA	10/3/2025	(6)
USD	2,334	EUR	2,000	Bank of America NA	10/3/2025	(10)
USD	3,486	EUR	3,000	Bank of America NA	10/3/2025	(30)
USD	2,339	EUR	2,000	Brown Brothers Harriman & Co.	10/3/2025	(5)
USD	5,785	EUR	5,000	Goldman Sachs Bank USA	10/3/2025	(75)
USD	103,407	EUR	90,000	JPMorgan Chase Bank NA	10/3/2025	(2,087)
USD	116,044	GBP	85,000	BNP Paribas SA	10/3/2025	1,125

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						25,812
Unrealized Appreciation						28,121
Unrealized Depreciation						(2,309)

Currency Abbreviations
AUD	-	Australian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,218,375 or 6.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,996,394 or 6.3% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $41,140.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	674,248	16,777,762	15,090,461	42,982	-	-	2,361,549	2,361,077	0.0%
Total	674,248	16,777,762	15,090,461	42,982	-	-	2,361,549

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	270,376	-	270,376	-

Commercial Mortgage Securities	915,038	-	915,038	-

Foreign Government and Government Agency Obligations	340,841	-	340,841	-

Non-Convertible Corporate Bonds
Communication Services	1,862,124	-	1,862,124	-
Consumer Discretionary	213,276	-	213,276	-
Consumer Staples	1,137,077	-	1,137,077	-
Financials	6,100,343	-	6,100,343	-
Health Care	1,065,028	-	1,065,028	-
Industrials	215,617	-	215,617	-
Information Technology	1,136,859	-	1,136,859	-
Materials	734,932	-	734,932	-
Real Estate	1,456,825	-	1,456,825	-
Utilities	2,935,142	-	2,935,142	-

Preferred Securities
Utilities	237,143	-	237,143	-

U.S. Government Agency - Mortgage Securities	6,242,575	-	6,242,575	-

U.S. Government Agency Obligations
Utilities	172,890	-	172,890	-

U.S. Treasury Obligations	20,672,591	-	20,672,591	-

Money Market Funds	2,361,549	2,361,549	-	-
Total Investments in Securities:	48,070,226	2,361,549	45,708,677	-
Derivative Instruments:

Assets
Futures Contracts	14,344	14,344	-	-
Forward Foreign Currency Contracts	28,121	-	28,121	-
Total Assets	42,465	14,344	28,121	-

Liabilities
Forward Foreign Currency Contracts	(2,309)	-	(2,309)	-
Total Liabilities	(2,309)	-	(2,309)	-
Total Derivative Instruments:	40,156	14,344	25,812	-
Other Financial Instruments:

TBA Sale Commitments	(207,549)	-	(207,549)	-
Total Other Financial Instruments:	(207,549)	-	(207,549)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	28,121	(2,309)
Total Foreign Exchange Risk	28,121	(2,309)
Interest Rate Risk
Futures Contracts (b)	14,344	-
Total Interest Rate Risk	14,344	-
Total Value of Derivatives	42,465	(2,309)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $46,448,792)	$45,708,677
Fidelity Central Funds (cost $2,361,549)	2,361,549

Total Investment in Securities (cost $48,810,341)		$48,070,226
Cash		11,567
Foreign currency held at value (cost $30,693)		30,679
Receivable for TBA sale commitments		206,042
Unrealized appreciation on forward foreign currency contracts		28,121
Receivable for fund shares sold		13,886
Interest receivable		400,316
Distributions receivable from Fidelity Central Funds		6,679
Receivable for daily variation margin on futures contracts		1,088
Receivable from investment adviser for expense reductions		953
Total assets		48,769,557
Liabilities
Payable for investments purchased
Regular delivery	$350,725
Delayed delivery	590,250
TBA sale commitments, at value	207,549
Unrealized depreciation on forward foreign currency contracts	2,309
Payable for fund shares redeemed	11,461
Distributions payable	99,606
Accrued management fee	13,782
Distribution and service plan fees payable	1,050
Other affiliated payables	2,581
Other payables and accrued expenses	77
Total liabilities		1,279,390
Net Assets		$47,490,167
Net Assets consist of:
Paid in capital		$59,150,562
Total accumulated earnings (loss)		(11,660,395)
Net Assets		$47,490,167

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,174,368 ÷ 137,153 shares)(a)		$8.56
Maximum offering price per share (100/96.00 of $8.56)		$8.92
Class M :
Net Asset Value and redemption price per share ($804,195 ÷ 93,923 shares)(a)		$8.56
Maximum offering price per share (100/96.00 of $8.56)		$8.92
Class C :
Net Asset Value and offering price per share ($770,547 ÷ 90,081 shares)(a)		$8.55
Fidelity Environmental Bond Fund :
Net Asset Value, offering price and redemption price per share ($11,332,272 ÷ 1,323,481 shares)		$8.56
Class I :
Net Asset Value, offering price and redemption price per share ($495,485 ÷ 57,916 shares)		$8.56
Class Z :
Net Asset Value, offering price and redemption price per share ($32,913,300 ÷ 3,844,010 shares)		$8.56
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$7,779
Interest		1,749,037
Income from Fidelity Central Funds		42,982
Total income		1,799,798
Expenses
Management fee	$145,387
Transfer agent fees	27,955
Distribution and service plan fees	12,303
Independent trustees' fees and expenses	101
Total expenses before reductions	185,746
Expense reductions	(12,743)
Total expenses after reductions		173,003
Net Investment income (loss)		1,626,795
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(317,767)
Forward foreign currency contracts	(175,561)
Foreign currency transactions	6,851
Futures contracts	7,857
Total net realized gain (loss)		(478,620)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	176,087
Forward foreign currency contracts	31,278
Assets and liabilities in foreign currencies	458
Futures contracts	12,601
TBA sale commitments	(1,507)
Total change in net unrealized appreciation (depreciation)		218,917
Net gain (loss)		(259,703)
Net increase (decrease) in net assets resulting from operations		$1,367,092
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,626,795	$1,279,866
Net realized gain (loss)	(478,620)	(614,116)
Change in net unrealized appreciation (depreciation)	218,917	1,918,420
Net increase (decrease) in net assets resulting from operations	1,367,092	2,584,170
Distributions to shareholders	(1,558,498)	(1,175,819)

Share transactions - net increase (decrease)	10,179,638	3,329,779
Total increase (decrease) in net assets	9,988,232	4,738,130

Net Assets
Beginning of period	37,501,935	32,763,805
End of period	$47,490,167	$37,501,935

Financial Highlights
Fidelity Advisor® Environmental Bond Fund Class A

Years ended August 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.62	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.309	.289	.223	.101	.010
Net realized and unrealized gain (loss)	(.073)	.304	(.337)	(1.386)	.101
Total from investment operations	.236	.593	(.114)	(1.285)	.111
Distributions from net investment income	(.296)	(.263)	(.306)	(.100) D	(.011)
Distributions from net realized gain	-	-	-	(.005) D	-
Total distributions	(.296)	(.263)	(.306)	(.105)	(.011)
Net asset value, end of period	$8.56	$8.62	$8.29	$8.71	$10.10
Total Return E,F,G	2.81%	7.31%	(1.30)%	(12.79)%	1.11%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.69%	.69%	.71%	.67%	.65% J
Expenses net of fee waivers, if any	.69%	.69%	.71%	.67%	.65% J
Expenses net of all reductions, if any	.69%	.69%	.70%	.67%	.65% J
Net investment income (loss)	3.64%	3.47%	2.66%	1.07%	.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,174	$1,011	$1,000	$778	$809
Portfolio turnover rate K	50%	97%	84%	198%	12% L

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class M

Years ended August 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.62	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.311	.290	.225	.101	.010
Net realized and unrealized gain (loss)	(.074)	.305	(.337)	(1.386)	.101
Total from investment operations	.237	.595	(.112)	(1.285)	.111
Distributions from net investment income	(.297)	(.265)	(.308)	(.100) D	(.011)
Distributions from net realized gain	-	-	-	(.005) D	-
Total distributions	(.297)	(.265)	(.308)	(.105)	(.011)
Net asset value, end of period	$8.56	$8.62	$8.29	$8.71	$10.10
Total Return E,F,G	2.84%	7.33%	(1.28)%	(12.78)%	1.11%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.67%	.68%	.69%	.67%	.65% J
Expenses net of fee waivers, if any	.67%	.68%	.69%	.67%	.65% J
Expenses net of all reductions, if any	.67%	.67%	.69%	.66%	.65% J
Net investment income (loss)	3.66%	3.48%	2.68%	1.07%	.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$804	$780	$729	$736	$809
Portfolio turnover rate K	50%	97%	84%	198%	12% L

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class C

Years ended August 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.62	$8.28	$8.70	$10.09	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.246	.226	.162	.030	(.005)
Net realized and unrealized gain (loss)	(.084)	.315	(.337)	(1.382)	.095
Total from investment operations	.162	.541	(.175)	(1.352)	.090
Distributions from net investment income	(.232)	(.201)	(.245)	(.033) D	- E
Distributions from net realized gain	-	-	-	(.005) D	-
Total distributions	(.232)	(.201)	(.245)	(.038)	- E
Net asset value, end of period	$8.55	$8.62	$8.28	$8.70	$10.09
Total Return F,G,H	1.93%	6.65%	(2.02)%	(13.42)%	.90%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.44%	1.44%	1.43%	1.42%	1.39% K
Expenses net of fee waivers, if any	1.44%	1.44%	1.43%	1.42%	1.39% K
Expenses net of all reductions, if any	1.44%	1.43%	1.43%	1.42%	1.39% K
Net investment income (loss)	2.90%	2.72%	1.93%	.32%	(.25)% K
Supplemental Data
Net assets, end of period (000 omitted)	$771	$777	$732	$741	$808
Portfolio turnover rate L	50%	97%	84%	198%	12% M

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
EAmount represents less than $.0005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MAmount not annualized.
Fidelity® Environmental Bond Fund

Years ended August 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.62	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.330	.309	.245	.120	.015
Net realized and unrealized gain (loss)	(.074)	.304	(.337)	(1.385)	.101
Total from investment operations	.256	.613	(.092)	(1.265)	.116
Distributions from net investment income	(.316)	(.283)	(.328)	(.120) D	(.016)
Distributions from net realized gain	-	-	-	(.005) D	-
Total distributions	(.316)	(.283)	(.328)	(.125)	(.016)
Net asset value, end of period	$8.56	$8.62	$8.29	$8.71	$10.10
Total Return E,F	3.06%	7.57%	(1.05)%	(12.60)%	1.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45%	.45%	.45%	.45%	.45% I
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% I
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45% I
Net investment income (loss)	3.89%	3.71%	2.91%	1.29%	.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,332	$11,610	$10,241	$10,796	$7,663
Portfolio turnover rate J	50%	97%	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class I

Years ended August 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.62	$8.28	$8.70	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.329	.303	.236	.109	.016
Net realized and unrealized gain (loss)	(.073)	.315	(.339)	(1.372)	.100
Total from investment operations	.256	.618	(.103)	(1.263)	.116
Distributions from net investment income	(.316)	(.278)	(.317)	(.132) D	(.016)
Distributions from net realized gain	-	-	-	(.005) D	-
Total distributions	(.316)	(.278)	(.317)	(.137)	(.016)
Net asset value, end of period	$8.56	$8.62	$8.28	$8.70	$10.10
Total Return E,F	3.06%	7.63%	(1.18)%	(12.58)%	1.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.58%	.57%	.58%	.60%	.40% I
Expenses net of fee waivers, if any	.45%	.52%	.58%	.60%	.40% I
Expenses net of all reductions, if any	.45%	.52%	.57%	.59%	.40% I
Net investment income (loss)	3.89%	3.64%	2.79%	1.14%	.74% I
Supplemental Data
Net assets, end of period (000 omitted)	$495	$393	$482	$996	$809
Portfolio turnover rate J	50%	97%	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class Z

Years ended August 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.62	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.336	.316	.252	.130	.017
Net realized and unrealized gain (loss)	(.072)	.305	(.337)	(1.386)	.101
Total from investment operations	.264	.621	(.085)	(1.256)	.118
Distributions from net investment income	(.324)	(.291)	(.335)	(.129) D	(.018)
Distributions from net realized gain	-	-	-	(.005) D	-
Total distributions	(.324)	(.291)	(.335)	(.134)	(.018)
Net asset value, end of period	$8.56	$8.62	$8.29	$8.71	$10.10
Total Return E,F	3.15%	7.67%	(.96)%	(12.52)%	1.18%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40%	.40%	.40%	.40%	.40% I
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36% I
Expenses net of all reductions, if any	.36%	.36%	.36%	.36%	.36% I
Net investment income (loss)	3.98%	3.80%	3.00%	1.38%	.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$32,913	$22,930	$19,580	$16,331	$809
Portfolio turnover rate J	50%	97%	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Environmental Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Environmental Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund normally invests in issuers whose products or services are intended or likely to have a positive environmental impact. Some industries and sectors might be more likely to issue environmental bonds, and events or factors impacting these sectors may have a greater effect on, and may more adversely affect, the Fund than they would a fund that does not invest in issuers with a common purpose. The Fund also will be affected by a decrease in governmental or other support for environmental initiatives.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carry forwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$802,153
Gross unrealized depreciation	(1,627,509)
Net unrealized appreciation (depreciation)	$(825,356)
Tax Cost	$48,739,924

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$54,441
Capital loss carryforward	$(10,891,032)
Net unrealized appreciation (depreciation) on securities and other investments	$(823,802)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(8,868,493)
Long-term	(2,022,539)
Total capital loss carryforward	$(10,891,032)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$1,558,498	$ 1,175,819

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Environmental Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(175,561)	31,278
Total Foreign Exchange Risk	(175,561)	31,278
Interest Rate Risk
Futures Contracts	7,857	12,601
Total Interest Rate Risk	7,857	12,601
Totals	(167,704)	43,879

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Environmental Bond Fund	3,857,980

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environmental Bond Fund	12,180,168	13,824,802

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,737	2,134
Class M	- %	.25%	1,965	1,870
Class C	.75%	.25%	7,601	7,423
			12,303	11,427
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	113
Class M	6
Class C A	77
196
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	1,000.09
Class M	551.07
Class C	670.09
Fidelity Environmental Bond Fund	11,112.10
Class I	933.23
Class Z	13,689.05
	27,955
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class I	.45%	525
Class Z	.36%	10,910
		11,435
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,308.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Environmental Bond Fund
Distributions to shareholders
Class A	$38,043	$31,659
Class M	27,545	23,579
Class C	20,826	17,738
Fidelity Environmental Bond Fund	413,996	355,569
Class I	15,173	14,010
Class Z	1,042,915	733,264
Total	$1,558,498	$1,175,819
10.Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2025	Year ended August 31, 2024	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Environmental Bond Fund
Class A
Shares sold	30,663	805	$257,506	$6,715
Reinvestment of distributions	4,461	3,798	37,921	31,655
Shares redeemed	(15,213)	(7,975)	(128,206)	(66,981)
Net increase (decrease)	19,911	(3,372)	$167,221	$(28,611)
Class M
Shares sold	6,053	368	$51,387	$3,060
Reinvestment of distributions	3,238	2,827	27,516	23,568
Shares redeemed	(5,821)	(705)	(49,049)	(5,892)
Net increase (decrease)	3,470	2,490	$29,854	$20,736
Class C
Shares sold	1,428	2,248	$12,038	$18,938
Reinvestment of distributions	2,450	2,127	20,797	17,717
Shares redeemed	(4,042)	(2,504)	(33,780)	(20,421)
Net increase (decrease)	(164)	1,871	$(945)	$16,234
Fidelity Environmental Bond Fund
Shares sold	194,941	253,726	$1,657,944	$2,138,894
Reinvestment of distributions	44,480	38,933	378,037	324,640
Shares redeemed	(262,273)	(181,609)	(2,228,692)	(1,519,593)
Net increase (decrease)	(22,852)	111,050	$(192,711)	$943,941
Class I
Shares sold	17,793	2,162	$150,528	$17,936
Reinvestment of distributions	1,646	1,564	13,979	13,011
Shares redeemed	(7,131)	(16,262)	(60,971)	(134,626)
Net increase (decrease)	12,308	(12,536)	$103,536	$(103,679)
Class Z
Shares sold	1,425,959	514,452	$12,120,303	$4,288,702
Reinvestment of distributions	4,930	5,118	41,896	42,627
Shares redeemed	(245,938)	(222,445)	(2,089,516)	(1,850,171)
Net increase (decrease)	1,184,951	297,125	$10,072,683	$2,481,158
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Environmental Bond Fund	13%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Environmental Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Environmental Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2025 and for the period June 15, 2021 (commencement of operations) through August 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the four years in the period ended August 31, 2025 and for the period June 15, 2021 (commencement of operations) through August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 36.39% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,103,880 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,558,497 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901918.104
ENB-ANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025